UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-07725

SEASONS SERIES TRUST
(Exact name of registrant as specified in charter)

1 SunAmerica Center, Los Angeles, CA			90067-6022
(Address of principal executive offices)			(Zip code)

John T. Genoy Senior Vice President AIG SunAmerica Asset Management Corp. Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(201) 324-6414

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders

This filing is on behalf of the twenty-four Investment Company Series of Seasons Series Trust.

SEASONS SERIES TRUST

SEMIANNUAL REPORT
SEPTEMBER 30, 2008

Table of Contents

Shareholder Letter	1

Expense Example	2

Seasons Strategies

Multi-Managed Growth Portfolio	7

Multi-Managed Moderate Growth Portfolio	31

Multi-Managed Income/Equity Portfolio	55

Multi-Managed Income Portfolio	79

Asset Allocation: Diversified Growth Portfolio	102

Stock Portfolio	149

Seasons Select

Large Cap Growth Portfolio	153

Large Cap Composite Portfolio	161

Large Cap Value Portfolio	171

Mid Cap Growth Portfolio	179

Mid Cap Value Portfolio	191

Small Cap Portfolio	203

International Equity Portfolio	231

Diversified Fixed Income Portfolio	245

Strategic Fixed Income Portfolio	269

Cash Management Portfolio	285

Seasons Focused

Focus Growth Portfolio	288

Focus TechNet Portfolio	290

Focus Growth and Income Portfolio	292

Focus Value Portfolio	294

Seasons Managed Allocation

Allocation Growth Portfolio	296

Allocation Moderate Growth Portfolio	298

Allocation Moderate Portfolio	300

Allocation Balanced Portfolio	302

Statements of Assets and Liabilities	304

Statements of Operations	312

Statements of Changes in Net Assets	316

Notes to Financial Statements	324

Financial Highlights	351

Dear Investor:

We are pleased to present the semiannual report for the Seasons Series Trust, the underlying investment for the Seasons family of variable annuities issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company. This report contains the investment information and the financial statements of the Seasons Series Trust portfolios for the reporting period ended September 30, 2008.

If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

Thank you for the confidence you place in us with your retirement assets, and we look forward to reporting to you once again in six months.

Sincerely,

Jay S. Wintrob
President and Chief Executive Officer,
AIG SunAmerica Life Assurance Company
First SunAmerica Life Insurance Company

November 3, 2008

Note: All performance figures quoted are for the Seasons Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other entity.

SEASONS SERIES TRUST
EXPENSE EXAMPLE  September 30, 2008

  (unaudited)

Disclosure of Portfolio Expenses in Shareholder Reports

As a shareholder of a Portfolio in the Seasons Series Trust (the "Trust''), you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at April 1, 2008 and held until September 30, 2008. Shares of the Trust are not offered directly to the public. Instead, shares are currently issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies ("Variable Contracts'') offered by life insurance companies affiliated with AIG SunAmerica Asset Management Corp., the Trust's investment adviser and manager. The fees and expenses associated with the Variable Contracts are not included in these Examples, and had such fees and expenses been included your costs would have been higher. Please see your variable contract prospectus for more details on the fees associated with the variable contract.

Actual Expenses

The "Actual'' section of the table provides information about your actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the column under the heading entitled "Expenses Paid During the Six Months Ended September 30, 2008'' to estimate the expenses you paid on your account during this period. The "Expenses Paid During the Six Months Ended September 30, 2008'' column and the "Expense Ratio as of September 30, 2008'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2008'' would have been higher and the "Ending Account Value'' would have been lower.

Hypothetical Example for Comparison Purposes

The "Hypothetical'' section of the table provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The "Expenses Paid During the Six Months Ended September 30, 2008'' column and the "Expense Ratio as of September 30, 2008'' column do not include fees and expenses that may be charged by the Variable Contracts, in which the Portfolios are offered. Had these fees and expenses been included, the "Expenses Paid During the Six Months Ended September 30, 2008'' would have been higher and the "Ending Account Value'' would have been lower.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the Variable Contracts. Please refer to your variable contract prospectus for more information. Therefore the "Hypothetical'' example is useful in comparing ongoing costs and will not help you determine the relative total costs of owning different funds. In addition, if these fees and expenses were included, your costs would have been higher.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2008

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2008	Ending Account Value Using Actual Return at September 30, 2008	Expenses Paid During the Six Months Ended September 30, 2008*	Beginning Account Value at April 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2008	Expenses Paid During the Six Months Ended September 30, 2008*	Expense Ratio as of September 30, 2008*
Multi-Managed Growth@
Class 1	$1,000.00	$878.00	$5.23	$1,000.00	$1,019.50	$5.62	1.11%
Class 2	$1,000.00	$877.65	$5.93	$1,000.00	$1,018.75	$6.38	1.26%
Class 3	$1,000.00	$876.77	$6.40	$1,000.00	$1,018.25	$6.88	1.36%
Multi-Managed Moderate Growth@
Class 1	$1,000.00	$903.61	$4.72	$1,000.00	$1,020.10	$5.01	0.99%
Class 2	$1,000.00	$902.65	$5.44	$1,000.00	$1,019.35	$5.77	1.14%
Class 3	$1,000.00	$902.51	$5.91	$1,000.00	$1,018.85	$6.28	1.24%
Multi-Managed Income/ Equity@
Class 1	$1,000.00	$936.10	$4.71	$1,000.00	$1,020.21	$4.91	0.97%
Class 2	$1,000.00	$935.96	$5.44	$1,000.00	$1,019.45	$5.67	1.12%
Class 3	$1,000.00	$935.09	$5.92	$1,000.00	$1,018.95	$6.17	1.22%
Multi-Managed Income@
Class 1	$1,000.00	$955.99	$4.76	$1,000.00	$1,020.21	$4.91	0.97%
Class 2	$1,000.00	$955.06	$5.49	$1,000.00	$1,019.45	$5.67	1.12%
Class 3	$1,000.00	$954.21	$5.93	$1,000.00	$1,019.00	$6.12	1.21%
Asset Allocation: Diversified Growth#@
Class 1	$1,000.00	$872.59	$4.37	$1,000.00	$1,020.41	$4.71	0.93%
Class 2	$1,000.00	$872.27	$5.07	$1,000.00	$1,019.65	$5.47	1.08%
Class 3	$1,000.00	$872.05	$5.54	$1,000.00	$1,019.15	$5.97	1.18%
Stock@
Class 1	$1,000.00	$862.84	$4.44	$1,000.00	$1,020.31	$4.81	0.95%
Class 2	$1,000.00	$862.35	$5.14	$1,000.00	$1,019.55	$5.57	1.10%
Class 3	$1,000.00	$861.92	$5.60	$1,000.00	$1,019.05	$6.07	1.20%
Large Cap Growth@
Class 1	$1,000.00	$857.00	$4.24	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$855.73	$4.93	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$855.16	$5.39	$1,000.00	$1,019.25	$5.87	1.16%
Large Cap Composite#@
Class 1	$1,000.00	$876.18	$5.17	$1,000.00	$1,019.55	$5.57	1.10%
Class 2	$1,000.00	$875.83	$5.88	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$875.59	$6.35	$1,000.00	$1,018.30	$6.83	1.35%
Large Cap Value@
Class 1	$1,000.00	$900.70	$4.19	$1,000.00	$1,020.66	$4.46	0.88%
Class 2	$1,000.00	$899.69	$4.91	$1,000.00	$1,019.90	$5.22	1.03%
Class 3	$1,000.00	$899.53	$5.38	$1,000.00	$1,019.40	$5.72	1.13%
Mid Cap Growth@
Class 1	$1,000.00	$885.69	$4.82	$1,000.00	$1,019.95	$5.16	1.02%
Class 2	$1,000.00	$885.65	$5.53	$1,000.00	$1,019.20	$5.92	1.17%
Class 3	$1,000.00	$884.94	$6.00	$1,000.00	$1,018.70	$6.43	1.27%
Mid Cap Value@
Class 1	$1,000.00	$902.77	$4.77	$1,000.00	$1,020.05	$5.06	1.00%
Class 2	$1,000.00	$903.04	$5.49	$1,000.00	$1,019.30	$5.82	1.15%
Class 3	$1,000.00	$902.20	$5.96	$1,000.00	$1,018.80	$6.33	1.25%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2008

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2008	Ending Account Value Using Actual Return at September 30, 2008	Expenses Paid During the Six Months Ended September 30, 2008*	Beginning Account Value at April 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2008	Expenses Paid During the Six Months Ended September 30, 2008*	Expense Ratio as of September 30, 2008*
Small Cap@
Class 1	$1,000.00	$941.11	$5.21	$1,000.00	$1,019.70	$5.42	1.07%
Class 2	$1,000.00	$939.21	$5.93	$1,000.00	$1,018.95	$6.17	1.22%
Class 3	$1,000.00	$939.98	$6.42	$1,000.00	$1,018.45	$6.68	1.32%
International Equity@
Class 1	$1,000.00	$776.22	$5.12	$1,000.00	$1,019.30	$5.82	1.15%
Class 2	$1,000.00	$775.80	$5.79	$1,000.00	$1,018.55	$6.58	1.30%
Class 3	$1,000.00	$776.11	$6.23	$1,000.00	$1,018.05	$7.08	1.40%
Diversified Fixed Income
Class 1	$1,000.00	$969.34	$3.95	$1,000.00	$1,021.06	$4.05	0.80%
Class 2	$1,000.00	$968.38	$4.69	$1,000.00	$1,020.31	$4.81	0.95%
Class 3	$1,000.00	$968.30	$5.18	$1,000.00	$1,019.80	$5.32	1.05%
Strategic Fixed Income
Class 3	$1,000.00	$961.54	$5.95	$1,000.00	$1,019.00	$6.12	1.21%
Cash Management
Class 1	$1,000.00	$1,003.56	$2.76	$1,000.00	$1,022.31	$2.79	0.55%
Class 2	$1,000.00	$1,002.68	$3.51	$1,000.00	$1,021.56	$3.55	0.70%
Class 3	$1,000.00	$1,001.79	$4.01	$1,000.00	$1,021.06	$4.05	0.80%
Focus Growth@
Class 1	$1,000.00	$808.92	$5.12	$1,000.00	$1,019.40	$5.72	1.13%
Class 2	$1,000.00	$807.94	$5.80	$1,000.00	$1,018.65	$6.48	1.28%
Class 3	$1,000.00	$806.90	$6.25	$1,000.00	$1,018.15	$6.98	1.38%
Focus TechNet#@
Class 2	$1,000.00	$933.91	$7.27	$1,000.00	$1,017.55	$7.59	1.50%
Class 3	$1,000.00	$933.57	$7.76	$1,000.00	$1,017.05	$8.09	1.60%
Focus Growth & Income@
Class 2	$1,000.00	$924.72	$6.27	$1,000.00	$1,018.55	$6.58	1.30%
Class 3	$1,000.00	$923.42	$6.75	$1,000.00	$1,018.05	$7.08	1.40%
Focus Value@
Class 2	$1,000.00	$874.42	$5.92	$1,000.00	$1,018.75	$6.38	1.26%
Class 3	$1,000.00	$873.49	$6.39	$1,000.00	$1,018.25	$6.88	1.36%
Allocation Growth
Class 3	$1,000.00	$865.12	$0.75	$1,000.00	$1,024.27	$0.81	0.16%
Allocation Moderate Growth
Class 3	$1,000.00	$880.52	$0.71	$1,000.00	$1,024.32	$0.76	0.15%
Allocation Moderate
Class 3	$1,000.00	$897.16	$0.76	$1,000.00	$1,024.27	$0.81	0.16%
Allocation Balanced
Class 3	$1,000.00	$912.81	$0.82	$1,000.00	$1,024.22	$0.86	0.17%

*  Expenses are equal to the Portfolio's annualized expense ratio multiplied by the average account value over the period, multiplied by 183 days divided by 365. These ratios do not reflect expenses associated with the Variable Contracts. If such fees and expenses had been included, the expenses would have been higher. Please refer to your Variable Contract prospectus for details on the expenses that apply to the Variable Contracts of the insurance companies.

#  During the stated period, the investment adviser either waived a portion of or all fees and assumed a portion of or all expenses for the Portfolios or through recoupment provisions, recovered a portion of or all fees and expenses waived or reimbursed in the previous two fiscal years. As a result, if these fees and expenses had not been waived, the "Actual/Hypothetical Ending Account Value" would have been lower and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2008" and "Expense Ratios" would have been higher. If these fees and expenses had not been recouped, the "Actual/Hypothetical Ending Account Value" would have been higher and the "Actual/Hypothetical Expenses Paid During the Six Months Ended September 30, 2008" and the "Expense Ratios" would have been lower.

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2008

  (unaudited)

@  Through expense offset arrangements resulting from broker commission recapture, a portion of the Portfolio's expenses have been reduced. Had the expense reductions been taken into account, the Expense Example would have been as follows:

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2008	Ending Account Value Using Actual Return at September 30, 2008	Expenses Paid During the Six Months Ended September 30, 2008*	Beginning Account Value at April 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2008	Expenses Paid During the Six Months Ended September 30, 2008*	Expense Ratio as of September 30, 2008*
Multi-Managed Growth
Class 1	$1,000.00	$878.00	$5.18	$1,000.00	$1,019.55	$5.57	1.10%
Class 2	$1,000.00	$877.65	$5.88	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$876.77	$6.35	$1,000.00	$1,018.30	$6.83	1.35%
Multi-Managed Moderate Growth
Class 1	$1,000.00	$903.61	$4.68	$1,000.00	$1,020.16	$4.96	0.98%
Class 2	$1,000.00	$902.65	$5.39	$1,000.00	$1,019.40	$5.72	1.13%
Class 3	$1,000.00	$902.51	$5.87	$1,000.00	$1,018.90	$6.23	1.23%
Multi-Managed Income/ Equity
Class 1	$1,000.00	$936.10	$4.71	$1,000.00	$1,020.21	$4.91	0.97%
Class 2	$1,000.00	$935.96	$5.44	$1,000.00	$1,019.45	$5.67	1.12%
Class 3	$1,000.00	$935.09	$5.92	$1,000.00	$1,018.95	$6.17	1.22%
Multi-Managed Income
Class 1	$1,000.00	$955.99	$4.76	$1,000.00	$1,020.21	$4.91	0.97%
Class 2	$1,000.00	$955.06	$5.49	$1,000.00	$1,019.45	$5.67	1.12%
Class 3	$1,000.00	$954.21	$5.93	$1,000.00	$1,019.00	$6.12	1.21%
Asset Allocation: Diversified Growth#
Class 1	$1,000.00	$872.59	$4.32	$1,000.00	$1,020.46	$4.66	0.92%
Class 2	$1,000.00	$872.27	$5.02	$1,000.00	$1,019.70	$5.42	1.07%
Class 3	$1,000.00	$872.05	$5.49	$1,000.00	$1,019.20	$5.92	1.17%
Stock
Class 1	$1,000.00	$862.84	$4.44	$1,000.00	$1,020.31	$4.81	0.95%
Class 2	$1,000.00	$862.35	$5.14	$1,000.00	$1,019.55	$5.57	1.10%
Class 3	$1,000.00	$861.92	$5.60	$1,000.00	$1,019.05	$6.07	1.20%
Large Cap Growth
Class 1	$1,000.00	$857.00	$4.24	$1,000.00	$1,020.51	$4.61	0.91%
Class 2	$1,000.00	$855.73	$4.93	$1,000.00	$1,019.75	$5.37	1.06%
Class 3	$1,000.00	$855.16	$5.39	$1,000.00	$1,019.25	$5.87	1.16%
Large Cap Composite#
Class 1	$1,000.00	$876.18	$5.13	$1,000.00	$1,019.60	$5.52	1.09%
Class 2	$1,000.00	$875.83	$5.83	$1,000.00	$1,018.85	$6.28	1.24%
Class 3	$1,000.00	$875.59	$6.30	$1,000.00	$1,018.35	$6.78	1.34%
Large Cap Value
Class 1	$1,000.00	$900.70	$4.19	$1,000.00	$1,020.66	$4.46	0.88%
Class 2	$1,000.00	$899.69	$4.91	$1,000.00	$1,019.90	$5.22	1.03%
Class 3	$1,000.00	$899.53	$5.38	$1,000.00	$1,019.40	$5.72	1.13%
Mid Cap Growth
Class 1	$1,000.00	$885.69	$4.77	$1,000.00	$1,020.00	$5.11	1.01%
Class 2	$1,000.00	$885.65	$5.48	$1,000.00	$1,019.25	$5.87	1.16%
Class 3	$1,000.00	$884.94	$5.95	$1,000.00	$1,018.75	$6.38	1.26%
Mid Cap Value
Class 1	$1,000.00	$902.77	$4.72	$1,000.00	$1,020.10	$5.01	0.99%
Class 2	$1,000.00	$903.04	$5.44	$1,000.00	$1,019.35	$5.77	1.14%
Class 3	$1,000.00	$902.20	$5.91	$1,000.00	$1,018.85	$6.28	1.24%

SEASONS SERIES TRUST
EXPENSE EXAMPLE — (continued)  September 30, 2008

  (unaudited)

	Actual			Hypothetical
Portfolio	Beginning Account Value at April 1, 2008	Ending Account Value Using Actual Return at September 30, 2008	Expenses Paid During the Six Months Ended September 30, 2008*	Beginning Account Value at April 1, 2008	Ending Account Value Using a Hypothetical 5% Assumed Return at September 30, 2008	Expenses Paid During the Six Months Ended September 30, 2008*	Expense Ratio as of September 30, 2008*
Small Cap
Class 1	$1,000.00	$941.11	$5.11	$1,000.00	$1,019.80	$5.32	1.05%
Class 2	$1,000.00	$939.21	$5.83	$1,000.00	$1,019.05	$6.07	1.20%
Class 3	$1,000.00	$939.98	$6.32	$1,000.00	$1,018.55	$6.58	1.30%
International Equity
Class 1	$1,000.00	$776.22	$5.12	$1,000.00	$1,019.30	$5.82	1.15%
Class 2	$1,000.00	$775.80	$5.79	$1,000.00	$1,018.55	$6.58	1.30%
Class 3	$1,000.00	$776.11	$6.23	$1,000.00	$1,018.05	$7.08	1.40%
Focus Growth
Class 1	$1,000.00	$808.92	$5.12	$1,000.00	$1,019.40	$5.72	1.13%
Class 2	$1,000.00	$807.94	$5.80	$1,000.00	$1,018.65	$6.48	1.28%
Class 3	$1,000.00	$806.90	$6.25	$1,000.00	$1,018.15	$6.98	1.38%
Focus TechNet#
Class 2	$1,000.00	$933.91	$7.18	$1,000.00	$1,017.65	$7.49	1.48%
Class 3	$1,000.00	$933.57	$7.66	$1,000.00	$1,017.15	$7.99	1.58%
Focus Growth and Income
Class 2	$1,000.00	$924.72	$6.18	$1,000.00	$1,018.65	$6.48	1.28%
Class 3	$1,000.00	$923.42	$6.65	$1,000.00	$1,018.15	$6.98	1.38%
Focus Value
Class 2	$1,000.00	$874.42	$5.87	$1,000.00	$1,018.80	$6.33	1.25%
Class 3	$1,000.00	$873.49	$6.34	$1,000.00	$1,018.30	$6.83	1.35%

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
U.S. Government Agencies	18.7%
Computers	6.7
Diversified Financial Services	5.5
Repurchase Agreements	5.4
Agricultural Chemicals	4.9
Medical-Biomedical/Gene	4.6
Oil Companies-Integrated	2.7
Oil Companies-Exploration & Production	2.3
Commercial Services	1.9
Enterprise Software/Service	1.7
Engineering/R&D Services	1.6
Retail-Drug Store	1.6
Finance-Investment Banker/Broker	1.5
Commercial Services-Finance	1.4
Food-Misc.	1.4
Electric-Integrated	1.4
Web Portals/ISP	1.3
Banks-Super Regional	1.2
U.S. Government Treasuries	1.2
Agricultural Operations	1.1
Medical-Drugs	1.1
Data Processing/Management	1.0
Diversified Minerals	1.0
Optical Supplies	1.0
Food-Meat Products	0.9
Metal Processors & Fabrication	0.9
Telephone-Integrated	0.9
Telecommunication Equipment	0.8
X-Ray Equipment	0.8
Entertainment Software	0.8
Cosmetics & Toiletries	0.7
Investment Management/Advisor Services	0.7
Computer Services	0.7
Electronic Components-Semiconductors	0.7
Finance-Other Services	0.7
Retail-Discount	0.6
Food-Wholesale/Distribution	0.6
Telecom Services	0.6
Real Estate Investment Trusts	0.6
Foreign Government Agencies	0.6
Medical-Generic Drugs	0.5
Audio/Video Products	0.5
Hospital Beds/Equipment	0.5
Aerospace/Defense	0.5
Gas-Distribution	0.5
Beverages-Non-alcoholic	0.4
Banks-Commercial	0.4
Insurance-Multi-line	0.4
Beverages-Wine/Spirits	0.4
Retail-Apparel/Shoe	0.4
Dental Supplies & Equipment	0.3
Multimedia	0.3
Medical Products	0.3
Applications Software	0.3
Veterinary Diagnostics	0.3
Oil-Field Services	0.3
Insurance Brokers	0.3
Computer Aided Design	0.3
Internet Infrastructure Software	0.3
Banks-Fiduciary	0.3
Wireless Equipment	0.3
Diversified Manufacturing Operations	0.3
Medical-Wholesale Drug Distribution	0.3
Special Purpose Entities	0.3
Casino Hotels	0.3
Insurance-Property/Casualty	0.2
Cable TV	0.2
Pharmacy Services	0.2
Private Corrections	0.2
Semiconductor Components-Integrated Circuits	0.2
Medical-Hospitals	0.2
Insurance-Life/Health	0.2
Aerospace/Defense-Equipment	0.2
Airlines	0.2
Banks-Money Center	0.2
Tobacco	0.2
Industrial Gases	0.2
Networking Products	0.2
Retail-Regional Department Stores	0.2
Poultry	0.2
Home Decoration Products	0.2
Pipelines	0.2
Brewery	0.2
Medical Instruments	0.2
Casino Services	0.2
Retail-Petroleum Products	0.2
Real Estate Operations & Development	0.2
Medical Labs & Testing Services	0.1
Diversified Operations	0.1
Therapeutics	0.1
Electric-Generation	0.1
Electronic Forms	0.1
Transport-Services	0.1
Medical-Outpatient/Home Medical	0.1
Apparel Manufacturers	0.1
Racetracks	0.1
Retail-Consumer Electronics	0.1
Batteries/Battery Systems	0.1
Telecom Equipment-Fiber Optics	0.1
Broadcast Services/Program	0.1
Cellular Telecom	0.1
Food-Retail	0.1
Cruise Lines	0.1
Real Estate Management/Services	0.1
Office Automation & Equipment	0.1
Transport-Marine	0.1
Electric-Transmission	0.1
Electric Products-Misc.	0.1
Oil Refining & Marketing	0.1
Steel-Producers	0.1
Television	0.1
Property Trust	0.1
Finance-Commercial	0.1
Linen Supply & Related Items	0.1
Finance-Auto Loans	0.1
Coal	0.1
Insurance-Mutual	0.1
Retail-Building Products	0.1
Airport Development/Maintenance	0.1
Electronic Parts Distribution	0.1

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited) (continued)

Industry Allocation*
Savings & Loans/Thrifts	0.1%
Rental Auto/Equipment	0.1
Building-Residential/Commercial	0.1
100.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK — 60.2%
Aerospace/Defense — 0.5%
Boeing Co.	1,200	$68,820
General Dynamics Corp.	1,000	73,620
Lockheed Martin Corp.	1,900	208,373
Raytheon Co.	3,400	181,934
		532,747
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	3,700	222,222
Agricultural Chemicals — 4.8%
Monsanto Co.	21,725	2,150,340
Potash Corp. of Saskatchewan, Inc.	22,375	2,953,724
Syngenta AG(1)	1,835	389,628
		5,493,692
Agricultural Operations — 1.0%
Archer-Daniels-Midland Co.	7,000	153,370
Bunge, Ltd.	15,790	997,612
		1,150,982
Apparel Manufacturers — 0.1%
Coach, Inc.†	3,100	77,624
Polo Ralph Lauren Corp.	600	39,984
		117,608
Applications Software — 0.3%
Check Point Software Technologies, Ltd. †	4,300	97,782
Citrix Systems, Inc.†	200	5,052
Microsoft Corp.	10,500	280,245
		383,079
Audio/Video Products — 0.5%
Sony Corp. ADR	17,320	534,669
Banks-Commercial — 0.0%
BB&T Corp.	1,000	37,800
Banks-Fiduciary — 0.3%
Northern Trust Corp.	1,600	115,520
The Bank of New York Mellon Corp.	5,947	193,753
		309,273
Banks-Super Regional — 0.9%
Bank of America Corp.	6,500	227,500
PNC Financial Services Group, Inc.	3,700	276,390
SunTrust Banks, Inc.	1,200	53,988
US Bancorp	4,900	176,498
Wells Fargo & Co.	9,000	337,770
		1,072,146
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	1,400	112,770
Beverages-Non-alcoholic — 0.5%
PepsiCo, Inc.	3,500	249,445
The Coca-Cola Co.	4,900	259,112
		508,557
Beverages-Wine/Spirits — 0.4%
Central European Distribution Corp.†	8,200	372,362
Diageo PLC ADR	700	48,202
		420,564
Brewery — 0.1%
Anheuser-Busch Cos., Inc.	800	51,904

Security Description	Shares	Market Value (Note 2)(18)
Cable TV — 0.0%
Comcast Corp., Special Class A	2,400	$47,328
Casino Hotels — 0.2%
Boyd Gaming Corp.	25,295	236,761
Casino Services — 0.2%
International Game Technology	3,200	54,976
Scientific Games Corp., Class A†	5,300	122,006
		176,982
Commercial Services — 1.9%
Iron Mountain, Inc.†	53,818	1,313,697
The Providence Service Corp.†	15,118	148,156
Ticketmaster†	69,498	745,714
		2,207,567
Commercial Services-Finance — 1.4%
Equifax, Inc.	20,000	689,000
Euronet Worldwide, Inc.†	47,800	799,694
The Western Union Co.	2,800	69,076
		1,557,770
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	28,400	360,680
Computer Services — 0.6%
DST Systems, Inc.†	12,100	677,479
Computers — 6.7%
Apple, Inc.†	35,245	4,005,947
Hewlett-Packard Co.	5,600	258,944
International Business Machines Corp.	2,500	292,400
Research In Motion, Ltd.†	43,960	3,002,468
		7,559,759
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	3,500	263,725
Procter & Gamble Co.	7,900	550,551
		814,276
Cruise Lines — 0.1%
Carnival Corp.	1,900	67,165
Royal Caribbean Cruises, Ltd.	1,200	24,900
		92,065
Data Processing/Management — 1.0%
Fiserv, Inc.†	24,400	1,154,608
Dental Supplies & Equipment — 0.4%
Sirona Dental Systems, Inc.†	17,300	402,744
Diversified Manufacturing Operations — 0.2%
General Electric Co.	6,300	160,650
Honeywell International, Inc.	2,500	103,875
		264,525
Diversified Minerals — 1.0%
Cia Vale do Rio Doce ADR	58,635	1,122,860
Electric Products-Misc. — 0.1%
Emerson Electric Co.	2,300	93,817
Electric-Integrated — 0.7%
Dominion Resources, Inc.	4,900	209,622
FPL Group, Inc.	2,800	140,840
Northeast Utilities	4,600	117,990
PG&E Corp.	4,900	183,505
Progress Energy, Inc.	3,400	146,642
		798,599

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK (continued)
Electronic Components-Semiconductors — 0.6%
Intel Corp.	11,200	$209,776
Intersil Corp., Class A	5,800	96,164
Macrovision Solutions Corp.†	7,216	110,982
Microchip Technology, Inc.	8,700	256,041
Texas Instruments, Inc.	2,400	51,600
		724,563
Electronic Forms — 0.1%
Adobe Systems, Inc.†	3,700	146,039
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,200	35,592
Engineering/R&D Services — 1.6%
ABB, Ltd.†(1)	94,610	1,815,064
Enterprise Software/Service — 1.7%
Lawson Software, Inc.†	16,200	113,400
Oracle Corp.†	90,630	1,840,695
		1,954,095
Entertainment Software — 0.8%
Activision Blizzard, Inc.†	17,500	270,025
Electronic Arts, Inc.†	16,075	594,614
		864,639
Finance-Investment Banker/Broker — 0.5%
Citigroup, Inc.	6,300	129,213
JPMorgan Chase & Co.	8,000	373,600
Morgan Stanley	1,100	25,300
The Goldman Sachs Group, Inc.	700	89,600
		617,713
Finance-Other Services — 0.7%
CME Group, Inc.	1,980	735,590
Food-Meat Products — 0.9%
Hormel Foods Corp.	13,200	478,896
Tyson Foods, Inc., Class A	44,800	534,912
		1,013,808
Food-Misc. — 1.3%
Campbell Soup Co.	3,900	150,540
Chiquita Brands International, Inc.†	26,900	425,289
General Mills, Inc.	1,300	89,336
Kellogg Co.	3,000	168,300
Kraft Foods, Inc., Class A	7,600	248,900
Smart Balance, Inc.†	67,200	440,832
		1,523,197
Food-Retail — 0.1%
The Kroger Co.	3,200	87,936
Food-Wholesale/Distribution — 0.6%
Fresh Del Monte Produce, Inc.†	31,100	690,420
Gas-Distribution — 0.4%
AGL Resources, Inc.	14,500	455,010
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	11,800	203,668
Hospital Beds/Equipment — 0.5%
Kinetic Concepts, Inc.†	18,700	534,633
Independent Power Producers — 0.0%
Mirant Corp.†	24	439

Security Description	Shares	Market Value (Note 2)(18)
Industrial Gases — 0.2%
Praxair, Inc.	3,000	$215,220
Insurance Brokers — 0.2%
AON Corp.	5,400	242,784
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	2,600	187,200
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	800	32,792
MetLife, Inc.	1,600	89,600
		122,392
Internet Infrastructure Software — 0.3%
Akamai Technologies, Inc.†	19,835	345,923
Internet Security — 0.0%
McAfee, Inc.†	200	6,792
Investment Management/Advisor Services — 0.5%
Affiliated Managers Group, Inc.†	3,300	273,405
Invesco, Ltd.	13,300	279,034
		552,439
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	2,185	72,214
Medical Instruments — 0.2%
Medtronic, Inc.	2,000	100,200
St. Jude Medical, Inc.†	2,000	86,980
		187,180
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	2,400	124,008
Medical Products — 0.3%
Baxter International, Inc.	1,900	124,697
Johnson & Johnson	3,200	221,696
		346,393
Medical-Biomedical/Gene — 4.6%
Amgen, Inc.†	2,900	171,883
Amylin Pharmaceuticals, Inc.†	1,600	32,352
Celgene Corp.†	30,010	1,899,033
Genzyme Corp.†	1,600	129,424
Gilead Sciences, Inc.†	66,505	3,031,298
		5,263,990
Medical-Drugs — 1.0%
Abbott Laboratories	3,700	213,046
Eli Lilly & Co.	700	30,821
Merck & Co., Inc.	2,700	85,212
Pfizer, Inc.	7,300	134,612
Roche Holding AG(1)	3,636	566,805
Schering-Plough Corp.	6,500	120,055
		1,150,551
Medical-Generic Drugs — 0.5%
Mylan, Inc.†	47,900	547,018
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	6,700	196,377
Medical-Outpatient/Home Medical — 0.1%
Air Methods Corp.†	4,500	127,395
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	6,400	240,960

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK (continued)
Metal Processors & Fabrication — 0.9%
Precision Castparts Corp.	13,045	$1,027,685
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	402	22,854
Multimedia — 0.1%
The Walt Disney Co.	2,300	70,587
Time Warner, Inc.	3,400	44,574
		115,161
Networking Products — 0.2%
Cisco Systems, Inc.†	9,400	212,064
Oil Companies-Exploration & Production — 2.2%
Apache Corp.	5,380	561,026
EOG Resources, Inc.	8,145	728,652
Occidental Petroleum Corp.	12,840	904,578
Plains Exploration & Production Co.†	7,800	274,248
XTO Energy, Inc.	1,075	50,009
		2,518,513
Oil Companies-Integrated — 2.6%
Chevron Corp.	3,400	280,432
ConocoPhillips	1,400	102,550
Exxon Mobil Corp.	6,600	512,556
Hess Corp.	25,295	2,076,214
Marathon Oil Corp.	500	19,935
		2,991,687
Oil Refining & Marketing — 0.1%
Valero Energy Corp.	1,700	51,510
Oil-Field Services — 0.3%
Baker Hughes, Inc.	600	36,324
Schlumberger, Ltd.	3,300	257,697
Weatherford International, Ltd.†	2,300	57,822
		351,843
Optical Supplies — 1.0%
Alcon, Inc.	6,910	1,116,034
Pharmacy Services — 0.2%
Express Scripts, Inc.†	3,100	228,842
Medco Health Solutions, Inc.†	700	31,500
		260,342
Poultry — 0.2%
Sanderson Farms, Inc.	5,700	209,418
Private Corrections — 0.2%
Corrections Corp. of America†	10,400	258,440
Racetracks — 0.1%
International Speedway Corp., Class A	3,000	116,730
Retail-Apparel/Shoe — 0.4%
Abercrombie & Fitch Co., Class A	6,000	236,700
Hanesbrands, Inc.†	9,400	204,450
		441,150
Retail-Building Products — 0.1%
Home Depot, Inc.	2,400	62,136
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	200	6,842

Security Description	Shares	Market Value (Note 2)(18)
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	3,100	$116,250
Retail-Discount — 0.7%
HSN, Inc.†	18,500	203,685
Target Corp.	2,500	122,625
Wal-Mart Stores, Inc.	6,800	407,252
		733,562
Retail-Drug Store — 1.6%
CVS Caremark Corp.	51,605	1,737,024
Walgreen Co.	1,000	30,960
		1,767,984
Retail-Jewelry — 0.0%
Tiffany & Co.	400	14,208
Retail-Petroleum Products — 0.2%
World Fuel Services Corp.	7,800	179,634
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	3,000	138,240
Macy's, Inc.	1,300	23,374
		161,614
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	600	17,178
Semiconductor Components-Integrated Circuits — 0.2%
Linear Technology Corp.	8,400	257,544
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	7,200	112,608
Telecom Services — 0.5%
Amdocs, Ltd.†	9,700	265,586
TW Telecom, Inc.†	29,565	307,180
		572,766
Telecommunication Equipment — 0.8%
Harris Corp.	19,700	910,140
Nortel Networks Corp.†	392	878
		911,018
Telephone-Integrated — 0.4%
AT&T, Inc.	13,497	376,836
Sprint Nextel Corp.	1,900	11,590
Verizon Communications, Inc.	1,900	60,971
		449,397
Therapeutics — 0.1%
ImClone Systems, Inc.†	2,500	156,100
Tobacco — 0.1%
Philip Morris International, Inc.	3,100	149,110
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,900	119,491
Veterinary Diagnostics — 0.3%
Animal Health International, Inc.†	10,980	90,475
VCA Antech, Inc.†	9,800	288,806
		379,281
Web Portals/ISP — 1.3%
Google, Inc., Class A†	3,600	1,441,872
Yahoo!, Inc.†	2,900	50,170
		1,492,042

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)(18)
COMMON STOCK (continued)
Wireless Equipment — 0.2%
Nokia Oyj ADR	5,400	$100,710
QUALCOMM, Inc.	3,500	150,395
		251,105
X-Ray Equipment — 0.8%
Hologic, Inc.†	46,500	898,845
Total Common Stock (cost $65,668,736)		68,349,221
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	1,600	12,832
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	650	7,222
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(3)	1,000	19,050
Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp.	300	489
Special Purpose Entity — 0.1%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	1,600	22,064
Total Preferred Stock (cost $123,863)		61,657
ASSET BACKED SECURITIES — 5.4%
Diversified Financial Services — 5.4%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	$250,000	247,881
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	16,004	14,973
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	120,861	118,373
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	25,077	24,557
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	80,081	77,394
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)	55,000	51,911
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(4)(5)	25,000	22,690
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(4)	20,000	15,898
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	325,000	272,447

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.38% due 05/20/36(5)(6)	$59,170	$47,243
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(6)	58,733	41,296
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(4)	180,000	163,818
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(4)	35,000	33,246
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	75,000	62,869
Capital One Auto Finance Trust, Series 2007-B, Class A3B 2.49% due 04/15/12(2)	9,823	9,410
Capital One Auto Finance Trust, Series 2006-C, Class A3B 2.50% due 07/15/11(2)	14,724	14,213
Capital One Auto Finance Trust, Series 2006-A, Class A4 2.50% due 12/15/12(2)	100,000	90,771
Capital One Auto Finance Trust, Series 2006-C, Class A4 2.52% due 05/15/13(2)	40,000	33,374
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.53% due 10/15/12(2)	7,732	7,213
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	33,007	30,678
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	19,647	18,969
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.01% due 07/25/37(5)(6)	51,438	46,912
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(4)(5)	31,000	24,632
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(4)(5)	70,000	64,218
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	50,000	51,268
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(4)	98,000	94,822
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	66,509	52,001
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	43,638	41,376

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(4)(5)	$325,000	$291,608
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	50,000	42,702
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	50,000	45,167
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(4)	14,000	12,839
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(4)(5)	5,000	4,765
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(4)	180,000	161,831
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.79% due 03/06/20*(2)(4)(7)	45,000	40,050
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	150,000	140,385
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(5)(6)	26,198	21,048
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.32% due 04/25/35(5)(6)	41,173	35,134
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	47,644	45,667
Hertz Vehicle Financing LLC, Series 2005-2A, Class A1 3.35% due 02/25/10*(2)	41,667	40,844
Impac CMB Trust, Series 2005-4, Class 1A1A 3.48% due 05/25/35(2)(6)	56,973	36,288
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	150,000	146,894
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	72,000	56,849
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	10,000	8,343
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(4)(5)	260,000	235,102
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(4)	150,000	129,280

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(4)(5)	$50,000	$33,762
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(4)(5)	68,000	55,647
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	29,000	29,338
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	200,000	196,272
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	55,000	47,769
LB-UBS Commercial Mtg. Trust, Series 2006-C4, Class A4 5.88% due 06/15/38(4)(5)	100,000	91,343
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	90,000	89,324
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.54% due 12/25/34(5)(6)	63,459	56,069
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	200,000	180,091
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(4)(5)	300,000	291,310
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	305,000	275,005
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/18(4)(5)	100,000	88,513
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	43,020	43,005
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	45,000	44,889
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	60,088	49,158
MortgageIT Trust, Series 2005-4, Class A1 3.49% due 10/25/35(2)(6)	143,393	89,705
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	50,000	40,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	200,000	205,256
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	121,499	111,403

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.14% due 10/15/12(2)	$88,929	$81,787
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(6)	83,681	79,231
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(5)(6)	97,417	84,152
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	20,724	20,005
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	200,000	192,868
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(5)(6)	135,320	116,628
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(5)(6)	158,023	134,995
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(5)(6)	78,346	63,126
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)(6)	34,393	28,684
Total Asset Backed Securities (cost $6,725,293)		6,088,584
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(7)(8)(9) (cost $5,000)	5,000	3,500
CORPORATE BONDS & NOTES — 7.2%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	16,000	15,758
United Technologies Corp. Notes 6.13% due 07/15/38	6,000	5,797
		21,555
Agricultural Chemicals — 0.0%
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	5,000	4,531
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	5,000	4,965
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,750
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	10,000	10,353
		24,599

Security Description	Principal Amount	Market Value (Note 2)(18)
Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12*	$65,000	$64,219
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	33,695	30,663
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	10,000	7,800
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	100,000	99,750
Continental Airlines, Inc. Series 2003-CB6, Class A2 6.65% due 03/15/19	11,334	9,633
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	20,000	14,300
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	8,266	7,295
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	72,506	68,887
		238,328
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	10,000	3,700
General Motors Corp. Senior Notes 7.13% due 07/15/13	16,000	7,360
		11,060
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	12,000	12,138
Banks-Commercial — 0.1%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	2,000	1,926
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	10,000	7,453
Credit Suisse New York Senior Notes 5.00% due 05/15/13	11,000	10,194
First Maryland Capital II Bank Guar. 3.65% due 02/01/27(2)	18,000	11,857

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
KeyBank NA Sub. Notes 5.45% due 03/03/16	$12,000	$6,963
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	3,291
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	16,000	11,940
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	10,000	6,136
Sovereign Bank Sub. Notes 8.75% due 05/30/18	13,000	8,886
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	20,000	18,088
		86,734
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. 3.82% due 06/15/37(2)	10,000	6,596
The Bank of New York Mellon Corp. Senior Notes 5.13% due 08/27/13	12,000	11,440
		18,036
Banks-Super Regional — 0.3%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	11,000	9,951
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	70,000	59,570
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	46,535
Bank of America Corp. Senior Notes 6.00% due 09/01/17	30,000	25,878
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	12,000	10,021
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	10,000	7,505
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	75,000	66,022
Huntington Capital Trust I Company Guar. 3.50% due 02/01/27(2)	10,000	3,945
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	16,000	16,022
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(2)(10)	10,000	6,883

Security Description	Principal Amount	Market Value (Note 2)(18)
Banks-Super Regional (continued)
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	$6,000	$5,515
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	20,000	19,197
		277,044
Broadcast Services/Program — 0.1%
Liberty Media LLC Senior Notes 7.75% due 07/15/09	30,000	30,056
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	40,124
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	5,000	3,750
Turner Broadcasting Senior Notes 8.38% due 07/01/13	30,000	30,971
		104,901
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	8,000	7,800
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	15,000	11,400
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	40,000	38,000
		57,200
Cable TV — 0.2%
CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15	8,000	5,200
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	13,000	11,700
CCH II LLC/CCH II Capital Corp. Company Guar. Notes Series B 10.25% due 09/15/10	2,000	1,790
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	50,000	52,439
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	17,000	15,662
Comcast Corp. Notes 6.95% due 08/15/37	5,000	4,265
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	30,000	27,953
COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	27,697

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Cable TV (continued)
COX Communications, Inc. Bonds 6.95% due 06/01/38*	$3,000	$2,669
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	80,000	71,165
		220,540
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	40,000	30,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	20,000	14,450
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	9,100
		53,550
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	5,000	3,400
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(2)	5,000	4,550
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	70,000	73,692
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	8,710
		86,952
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	6,000	5,798
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	10,000	9,762
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	17,000	17,314
		32,874
Chemicals-Specialty — 0.0%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	30,000	28,132
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	10,000	8,600
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	15,000	10,200
		46,932

Security Description	Principal Amount	Market Value (Note 2)(18)
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	$70,000	$67,550
Commercial Services-Finance — 0.1%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	60,000	52,272
The Western Union Co. Senior Notes 5.40% due 11/17/11	28,000	28,248
		80,520
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,600
Electronic Data Systems Corp. Senior Notes 6.50% due 08/01/13	20,000	20,392
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	55,000	56,476
		81,468
Computers — 0.0%
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	13,000	12,593
Containers-Paper/Plastic — 0.0%
Pactiv Corp. Bonds 7.95% due 12/15/25	20,000	20,474
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	25,000	19,500
		39,974
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	3,000	2,857
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	5,000	3,700
Diversified Financial Services — 0.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	10,000	9,544
Citigroup Capital XXI Company Guar. 8.30% due 12/21/57(2)	70,000	52,154
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	20,000	18,890
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	23,000	16,957
		97,545

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Cooper U.S., Inc. Senior Notes 5.45% due 04/01/15	$10,000	$10,106
General Electric Co. Senior Notes 5.25% due 12/06/17	19,000	16,626
		26,732
Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	71,000	35,393
Electric-Generation — 0.0%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	22,000	22,883
The AES Corp. Senior Notes 8.00% due 10/15/17	10,000	9,025
The AES Corp. Senior Notes 8.88% due 02/15/11	15,000	14,775
		46,683
Electric-Integrated — 0.6%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	8,000	7,902
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	28,000	23,846
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	60,000	54,983
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	16,000	15,058
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	20,000	17,604
DTE Energy Co. Senior Notes 6.38% due 04/15/33	11,000	9,196
DTE Energy Co. Senior Notes 7.05% due 06/01/11	6,000	6,107
Duke Energy Carolinas LLC Senior Notes 4.20% due 10/01/08	20,000	20,000
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	20,000	18,810
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	8,000	7,858
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	10,000	9,188

Security Description	Principal Amount	Market Value (Note 2)(18)
Electric-Integrated (continued)
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	$30,000	$30,006
Exelon Corp. Senior Notes 6.75% due 05/01/11	12,000	12,090
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	4,000	3,788
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	20,775	19,946
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	9,625
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	4,473	4,607
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	7,000	5,794
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	110,000	113,136
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	7,000	7,001
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	12,000	11,160
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	10,000	9,957
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	15,000	13,603
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	10,000	10,375
Public Service Co. of Colorado 1st Mtg. Bonds 5.80% due 08/01/18	5,000	4,827
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	25,000	22,003
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	15,000	14,544
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	18,000	16,128
Southern Energy, Inc. Notes 7.90% due 07/15/09† (7)(8)(9)	20,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	11,000	9,989

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*	$5,000	$4,513
Texas Competitive Electric Holdings Co. LLC Senior Notes Series B 10.25% due 11/01/15*	10,000	9,025
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	30,000	29,973
Union Electric Co. Sec. Notes 6.40% due 06/15/17	80,000	76,276
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	10,000	9,656
		638,574
Electric-Transmission — 0.1%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	100,000	94,377
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	4,275
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	20,000	18,765
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(2)	5,000	3,000
		26,040
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	14,000	12,763
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	60,000	58,434
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	5,000	4,600
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	20,000	16,079
GMAC LLC Senior Bonds 6.88% due 09/15/11	20,000	8,924
GMAC LLC Senior Bonds 6.88% due 08/28/12	12,000	4,770
		29,773

Security Description	Principal Amount	Market Value (Note 2)(18)
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	$20,000	$18,937
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	35,000	17,079
CIT Group, Inc. Notes 5.85% due 09/15/16	40,000	19,400
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	20,139
		75,555
Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	20,000	14,462
FIA Card Services NA Senior Notes 7.13% due 11/15/12*	11,000	10,788
		25,250
Finance-Investment Banker/Broker — 0.9%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	24,000	18,401
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	12,000	10,683
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	70,000	62,863
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	11,403
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	11,000	7,208
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	20,000	13,867
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	20,000	16,949
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	20,000	17,775
Citigroup, Inc. Jr. Sub. 8.40% due 04/30/18(2)(10)	10,000	6,807
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	14,000	13,818
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	140,000	124,770
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	20,000	19,511

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	$7,000	$6,383
Lazard Group LLC Senior Notes 6.85% due 06/15/17	130,000	107,666
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(2)(10)(11)(19)	6,000	1
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16†(11)(19)	7,000	875
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14†(11)(19)	10,000	1,250
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(19)	7,000	9
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27†(11)(19)	95,000	11,875
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(19)	10,000	12
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(11)(19)	9,000	1,125
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	45,000	40,537
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	110,000	76,364
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	10,000	7,496
Morgan Stanley Sub. Notes 4.75% due 04/01/14	110,000	58,310
Morgan Stanley Notes 5.45% due 01/09/17	6,000	3,722
Morgan Stanley Senior Notes 5.75% due 08/31/12	105,000	74,050
Morgan Stanley Senior Notes 6.00% due 04/28/15	10,000	6,802
Schwab Capital Trust I Company Guar. 7.50% due 11/15/37(2)	48,000	39,624
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	11,000	10,683
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	40,000	38,056

Security Description	Principal Amount	Market Value (Note 2)(18)
Finance-Investment Banker/Broker (continued)
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	$19,000	$17,763
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	55,000	55,557
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	25,000	21,192
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	50,000	30,518
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	30,000	25,116
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	30,000	19,581
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	91,000	60,751
		1,039,373
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	10,000	9,037
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	10,000	7,119
		16,156
Finance-Other Services — 0.0%
TIAA Global Markets, Inc. Notes 5.13% due 10/10/12*	10,000	10,183
Food-Meat Products — 0.0%
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	50,000	41,250
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	10,000	10,037
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	6,000	5,773
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	9,000	8,198
McCormick & Co., Inc. Notes 5.25% due 09/01/13	20,000	20,023
		44,031
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	15,000	12,825

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	$5,000	$3,625
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	60,000	62,663
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(3)	4,000	2,240
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	5,000	4,470
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	15,000	13,500
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	10,000	9,752
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,038
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	5,000	3,800
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	110,000	95,640
		119,230
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	12,000	11,887
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	13,000	12,780
Monumental Global Funding II Notes 5.65% due 07/14/11*	12,000	12,416
Pricoa Global Funding I Notes 5.30% due 09/27/13*	20,000	19,862
Prudential Financial, Inc. Jr. Sub. Bonds 8.88% due 06/15/38(2)	5,000	4,706
		61,651
Insurance-Multi-line — 0.2%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/38(2)	75,000	63,879
MetLife, Inc. Senior Notes 6.82% due 08/15/18	10,000	9,462

Security Description	Principal Amount	Market Value (Note 2)(18)
Insurance-Multi-line (continued)
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	$20,000	$16,115
The Allstate Corp. Senior Notes 7.20% due 12/01/09	22,000	22,342
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	60,000	57,930
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	65,000	54,584
		224,312
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(2)	10,000	7,200
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	70,000	56,123
		63,323
Insurance-Property/Casualty — 0.3%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	70,000	64,989
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	16,000	15,140
Chubb Corp. Senior Notes 6.50% due 05/15/38	5,000	4,523
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(2)	120,000	70,136
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	45,000	46,889
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	34,000	32,812
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	60,000	55,079
		289,568
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 5.00% due 08/15/13*	19,000	18,950
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	20,000	19,382
		38,332
Investment Management/Advisor Services — 0.2%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	13,000	12,772
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	105,000	102,903

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Investment Management/Advisor Services (continued)
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	$115,000	$98,757
		214,432
Medical Labs & Testing Services — 0.0%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	45,000	43,110
Medical Products — 0.0%
Biomet, Inc. Senior Notes 10.38% due 10/15/17	10,000	9,900
Johnson & Johnson Senior Notes 5.85% due 07/15/38	17,000	16,531
Johnson & Johnson Notes 5.95% due 08/15/37	8,000	7,912
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	10,000	9,325
		43,668
Medical-Drugs — 0.0%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	6,000	5,633
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	10,000	9,159
Wyeth Bonds 5.50% due 02/01/14	16,000	15,860
Wyeth Notes 6.95% due 03/15/11	11,000	11,607
		42,259
Medical-HMO — 0.0%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	7,000	6,391
Humana, Inc. Bonds 8.15% due 06/15/38	5,000	4,728
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	5,000	4,971
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	9,000	7,923
WellPoint, Inc. Notes 5.00% due 01/15/11	3,000	2,983
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	5,000	4,161
		31,157

Security Description	Principal Amount	Market Value (Note 2)(18)
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	$10,000	$9,500
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	20,875
HCA, Inc. Senior Notes 9.25% due 11/15/16	20,000	19,450
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	10,000	9,450
		59,275
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	70,000	63,225
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	14,000	13,395
		76,620
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	15,000	14,633
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	8,000	8,039
Alcoa, Inc. Bonds 6.50% due 06/15/18	12,000	11,355
		19,394
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 05/15/15(2)	15,000	11,400
Multimedia — 0.2%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	30,000	26,051
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	26,000	26,977
News America, Inc. Debentures 7.28% due 06/30/28	35,000	33,000
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	10,000	9,228
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	16,000	14,685
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	35,000	34,672

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Multimedia (continued)
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	$16,000	$15,211
Time Warner, Inc. Bonds 6.63% due 05/15/29	90,000	71,885
Viacom, Inc. Senior Notes 6.13% due 10/05/17	20,000	18,143
Viacom, Inc. Senior Notes 6.25% due 04/30/16	27,000	24,316
		274,168
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	8,000	8,012
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	5,000	5,225
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	34,000	31,294
Xerox Corp. Senior Notes 5.50% due 05/15/12	60,000	57,206
Xerox Corp. Senior Notes 6.35% due 05/15/18	5,000	4,570
		98,295
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	30,000	29,025
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	15,000	11,700
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	5,000	4,638
		45,363
Oil Companies-Integrated — 0.1%
Hess Corp. Notes 7.13% due 03/15/33	10,000	8,777
Hess Corp. Bonds 7.88% due 10/01/29	10,000	9,775
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	33,000	33,287
		51,839
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	5,000	4,190

Security Description	Principal Amount	Market Value (Note 2)(18)
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	$36,000	$36,446
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	4,000	3,452
		39,898
Oil-Field Services — 0.0%
Halliburton Co. Senior Notes 6.70% due 09/15/38	20,000	19,251
Paper & Related Products — 0.0%
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	4,550
International Paper Co. Notes 7.40% due 06/15/14	40,000	40,061
		44,611
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	10,000	10,050
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	20,000	20,548
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 8.13% due 03/01/16	25,000	22,875
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	10,000	10,052
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,075
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	105,000	105,170
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	13,000	11,722
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	15,000	15,000
		194,442
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	70,000	62,930
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	5,000	2,862

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts — 0.6%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	$30,000	$23,638
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	55,000	51,320
Colonial Properties Trust Notes 6.25% due 06/15/14	15,000	13,686
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	90,000	87,289
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	70,000	61,634
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	60,000	49,282
Kimco Realty Corp. Notes 5.58% due 11/23/15	50,000	44,585
Liberty Property LP Senior Notes 5.63% due 10/01/17	25,000	22,339
Liberty Property LP Senior Notes 7.25% due 03/15/11	25,000	25,373
Liberty Property LP Senior Notes 8.50% due 08/01/10	60,000	62,689
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	10,000	9,858
Realty Income Corp. Senior Notes 6.75% due 08/15/19	80,000	72,176
Simon Property Group LP Notes 5.30% due 05/30/13	80,000	74,723
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	70,000	69,340
		667,932
Real Estate Management/Services — 0.1%
AMB Property LP Senior Notes 5.45% due 12/01/10	100,000	98,819
Real Estate Operations & Development — 0.1%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	110,000	92,781
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	30,000	27,172

Security Description	Principal Amount	Market Value (Note 2)(18)
Real Estate Operations & Development (continued)
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	$35,000	$31,567
Regency Centers LP Senior Notes 5.88% due 06/15/17	10,000	8,846
		160,366
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	6,100
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	76,000	53,528
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	5,000	3,812
		57,340
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	5,000	3,150
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	8,000	7,298
Retail-Drug Store — 0.0%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	11,000	10,627
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	34,552	32,720
		43,347
Retail-Regional Department Stores — 0.0%
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	55,000	49,843
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	5,000	4,100
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 5.26% due 06/20/13(2)	11,000	7,968
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	30,000	23,683
Western Financial Bank Debentures 9.63% due 05/15/12	28,000	26,106
		57,757

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities — 0.1%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	$16,000	$14,932
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	5,000	4,000
Farmers Exchange Capital Notes 7.05% due 07/15/28*	110,000	87,803
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	4,000	3,580
KAR Holdings, Inc. Company Guar. Notes 6.80% due 05/01/14(2)	5,000	3,925
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	10,000	7,250
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	14,000	13,724
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	10,000	7,225
The Goldman Sachs Capital III Company Guar. 3.58% due 09/01/12(2)(10)	26,000	9,188
		151,627
Steel-Producers — 0.0%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	20,000	20,312
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	10,000	9,533
Ryerson, Inc. Senior Sec. Notes 10.18% due 11/01/14*(2)	5,000	4,075
United States Steel Corp. Senior Notes 7.00% due 02/01/18	7,000	6,319
		40,239
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	30,000	24,566
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	3,000	2,730
Qwest Corp. Senior Notes 7.50% due 10/01/14	10,000	8,650
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	50,000	47,234
		83,180

Security Description	Principal Amount	Market Value (Note 2)(18)
Telephone-Integrated — 0.2%
AT&T Corp. Senior Notes 7.30% due 11/15/11	$14,000	$14,539
AT&T, Inc. Notes 5.10% due 09/15/14	30,000	28,059
BellSouth Corp. Senior Notes 6.00% due 10/15/11	30,000	30,060
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	20,000	18,637
Verizon Communications, Inc. Notes 6.40% due 02/15/38	40,000	33,385
Verizon New York, Inc. Notes 6.88% due 04/01/12	23,000	22,999
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	80,000	64,225
		211,904
Television — 0.1%
Belo Corp. Senior Notes 6.75% due 05/30/13	10,000	8,785
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	40,000	41,079
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	25,000	20,654
ION Media Networks, Inc. Senior Notes 6.04% due 01/15/12*(2)	10,000	7,600
ION Media Networks, Inc. Senior Sec. Notes 9.04% due 01/15/13*(20)	10,251	5,536
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	725
		84,379
Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	55,000	50,838
Philip Morris International, Inc. Notes 6.38% due 05/16/38	25,000	21,991
		72,829
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	5,000	3,250

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	$2,639	$2,296
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	49,511	48,521
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	2,876	2,631
		53,448
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	10,000	9,527
CSX Corp. Senior Notes 6.25% due 03/15/18	13,000	11,766
		21,293
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	15,000	13,275
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 7.44% due 09/01/14(2)	4,000	3,080
Total Corporate Bonds & Notes (cost $9,355,936)		8,173,590
FOREIGN CORPORATE BONDS & NOTES — 2.0%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	56,370	59,968
Banks-Commercial — 0.3%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(2)(10)	20,000	13,908
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.15% due 12/30/09(2)(10)	15,000	9,150
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(2)(10)	5,000	3,371
HBOS PLC Sub. Notes 5.92% due 10/01/15*(2)(10)	10,000	5,898
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	100,000	84,678
NIB Capital Bank Bonds 5.82% due 12/11/13*(2)(10)	15,000	7,897

Security Description	Principal Amount	Market Value (Note 2)(18)
Banks-Commercial (continued)
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	$100,000	$105,352
Russian Agricultural Bank Bonds 7.18% due 05/16/13	150,000	122,168
		352,422
Banks-Money Center — 0.2%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	200,000	201,745
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 12/29/49	20,000	17,165
		218,910
Beverages-Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	31,000	30,684
Brewery — 0.2%
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	50,000	55,000
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	5,000	4,689
SABMiller PLC Notes 6.50% due 07/01/16*	80,000	77,534
SABMiller PLC Senior Notes 6.50% due 07/15/18*	7,000	6,631
		143,854
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.00% due 05/15/18	5,000	4,719
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	15,000	14,053
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	5,000	5,153
		19,206
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05† (7)(8)	10,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	10,000	8,600

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	$10,000	$9,900
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	20,000	19,598
		29,498
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	18,741
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	120,000	109,894
		128,635
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	130,000	102,495
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	3,000	2,921
		105,416
Electric-Integrated — 0.1%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	12,000	11,895
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	100,000	98,159
TransAlta Corp. Senior Notes 6.65% due 05/15/18	4,000	3,776
		113,830
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	4,000	2,060
Food-Retail — 0.0%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	16,000	15,154
Insurance-Multi-line — 0.1%
Aegon NV Sub. Bonds 4.63% due 07/15/14(2)(10)	22,000	8,360
AXA SA Sub. Notes 8.60% due 12/15/30	80,000	77,691
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	33,000	31,689
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	12,110
		129,850

Security Description	Principal Amount	Market Value (Note 2)(18)
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	$10,000	$8,501
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	10,000	5,850
Medical-Drugs — 0.0%
Elan Finance PLC / Elan Finance Corp. Company Guar. Bonds 7.75% due 11/15/11	10,000	9,050
Metal-Diversified — 0.0%
Inco, Ltd. Bonds 7.20% due 09/15/32	30,000	26,960
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	6,000	5,993
Oil Companies-Exploration & Production — 0.0%
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	10,000	8,850
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	10,000	3,800
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	7,000	6,659
Property Trust — 0.0%
Westfield Capital Corp., Ltd./WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	20,000	19,472
Real Estate Operations & Development — 0.0%
Brookfield Asset Management., Inc. Notes 8.13% due 12/15/08	19,000	19,088
Satellite Telecom — 0.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	15,000	13,875
Special Purpose Entities — 0.1%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(10)	26,000	15,600
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	100,000	104,851
		120,451
Steel-Producers — 0.1%
ArcelorMittal Notes 6.13% due 06/01/18*	55,000	48,736

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount		Market Value (Note 2)(18)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11		$22,000	$23,299
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*		10,000	6,125
Telephone-Integrated — 0.3%
British Telecom PLC Senior Notes 5.15% due 01/15/13		100,000	93,327
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10		60,000	62,285
France Telecom SA Bonds 7.75% due 03/01/11		60,000	62,970
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14		15,000	12,649
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		100,000	100,029
			331,260
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*		132,000	97,727
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		20,000	20,676
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38		10,000	9,568
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18		80,000	75,682
Total Foreign Corporate Bonds & Notes (cost $2,477,842)			2,224,428
FOREIGN GOVERNMENT AGENCIES — 0.6%
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/10(12)	BRL	240,000	212,762
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	580,000	252,343
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	21,450
Federal Republic of Brazil Bonds 10.50% due 07/14/14		20,000	25,200

Security Description	Principal Amount	Market Value (Note 2)(18)
FOREIGN GOVERNMENT AGENCIES (continued)
Province of Quebec Bonds 7.50% due 09/15/29	$24,000	$30,531
Republic of Argentina Bonds 3.13% due 08/03/12(2)	30,000	10,845
Republic of Argentina Bonds 8.28% due 12/31/33	6,058	3,460
Republic of Turkey Senior Bonds 11.88% due 01/15/30	25,000	35,908
Republic of Venezuela Notes 8.50% due 10/08/14	10,000	7,875
Russian Federation Bonds 7.50% due 03/31/30*(13)	11,760	11,878
Russian Federation Bonds 7.50% due 03/31/30(13)	14,700	15,049
Total Foreign Government Agencies (cost $699,244)		627,301
LOANS — 0.0%
Finance-Auto Loans — 0.0%
Ford Motor Bank BTL-B 4.86% due 12/15/13(14)(15) (cost $63,862)	63,863	42,242
MUNICIPAL BONDS & NOTES — 0.0%
Fixed Income Bond Funds — 0.0%
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17 (cost $51,301)	50,000	56,586
U.S. GOVERNMENT AGENCIES — 16.9%
Federal Home Loan Mtg. Corp. — 3.3%
5.00% due 03/01/19	10,103	10,087
5.00% due 07/01/21	370,439	368,696
5.00% due 06/01/34	70,458	68,788
5.00% due 07/01/35	22,981	22,421
5.00% due 10/01/35	117,316	114,461
5.00% due 12/01/35	542,176	528,981
5.00% due 01/01/37	19,477	18,991
5.00% due October TBA	750,000	730,547
5.50% due 07/01/34	46,524	46,372
5.50% due 05/01/37	103,595	103,128
5.50% due 08/01/37	278,425	277,167
5.50% due 09/01/37	70,001	69,685
5.50% due 01/01/38	74,605	74,280
5.50% due October TBA	215,000	213,858
5.78% due 01/01/37(2)	38,569	39,324
5.81% due 01/01/37(2)	60,283	60,964
5.95% due 10/01/36(2)	97,486	99,576
6.00% due 12/01/33	63,491	64,610
6.00% due 08/01/36	62,707	63,537
6.00% due 11/01/37	67,064	67,952
6.50% due 05/01/16	3,393	3,515

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
6.50% due 05/01/29	$5,004	$5,181
6.50% due 03/01/36	30,571	31,386
6.50% due 05/01/36	1,118	1,148
6.50% due 11/01/37	54,946	56,402
7.00% due 04/01/32	8,545	8,982
7.50% due 08/01/23	743	807
7.50% due 04/01/28	3,929	4,271
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ 3.00% due 03/15/17(6)	34,270	33,295
Series 2586, Class NK 3.50% due 08/15/16(6)	14,382	14,205
Series 3026, Class PC 4.50% due 01/15/34(6)	105,000	97,429
Series 3102, Class PG 5.00% due 11/15/28(6)	40,000	40,235
Series 3317, Class PD 5.00% due 09/15/31(6)	55,000	54,719
Series 3116, Class PD 5.00% due 10/15/34(6)	102,000	98,422
Series 3312, Class LB 5.50% due 11/15/25(6)	156,000	154,105
Series 3349, Class HB 5.50% due 06/15/31(6)	52,000	52,437
Series 1577, Class PK 6.50% due 09/15/23(6)	20,000	20,903
Series 1226, Class Z 7.75% due 03/15/22(6)	1,913	1,993
		3,722,860
Federal National Mtg. Assoc. — 13.3%
4.50% due 11/01/22	128,562	125,868
4.56% due 01/01/15	205,382	198,501
4.85% due 11/01/15	216,089	205,970
5.00% due 06/01/19	4,855	4,856
5.00% due 07/01/22	565,067	561,685
5.00% due 04/01/34	162,939	159,127
5.00% due 05/01/35	6,864	6,699
5.00% due 09/01/35	140,017	136,653
5.00% due 10/01/35	524,852	512,243
5.00% due 12/01/36	1,469,009	1,433,717
5.00% due 07/01/37	61,449	59,922
5.00% due October TBA	1,495,000	1,456,691
5.50% due 03/01/18	11,378	11,561
5.50% due 06/01/19	19,945	20,217
5.50% due 11/01/20	23,634	23,889
5.50% due 04/01/21	447,064	451,329
5.50% due 08/01/21	425,271	429,328
5.50% due 10/01/22	176,787	178,381
5.50% due 11/01/22	43,218	43,608
5.50% due 12/01/33	227,890	227,928
5.50% due 06/01/34	30,237	30,214
5.50% due 06/01/35	1,320,893	1,319,054
5.50% due 02/01/36(2)	33,570	34,101
5.50% due 06/01/36	490,251	490,641
5.50% due 08/01/36	76,846	76,703
5.50% due 11/01/36	16,617	16,586
5.50% due 04/01/37	835,096	833,542
5.50% due 05/01/37	24,698	24,650
5.50% due 07/01/37	722,619	721,233
5.50% due 04/01/38	40,483	40,401
5.50% due October TBA	975,000	972,258

Security Description	Principal Amount	Market Value (Note 2)(18)
Federal National Mtg. Assoc. (continued)
5.92% due 10/01/11	$49,606	$50,669
6.00% due 06/01/17	19,522	19,977
6.00% due 12/01/33	53,592	54,536
6.00% due 05/01/34	3,527	3,584
6.00% due 06/01/35	5,482	5,561
6.00% due 10/01/36	52,779	53,519
6.00% due 04/01/38	10,630	10,778
6.00% due October TBA	845,000	860,580
6.27% due 07/01/11	35,835	36,898
6.50% due 08/01/17	37,964	39,460
6.50% due 09/01/32	48,121	49,721
6.50% due 04/01/34	22,556	23,221
6.50% due 10/01/37	6,628	6,803
6.50% due October TBA	2,750,000	2,819,608
7.00% due 06/01/37	181,010	189,337
Federal National Mtg. Assoc., REMIC
Series 2005-12, Class BE 5.00% due 11/25/30(6)	54,000	53,765
		15,085,573
Government National Mtg. Assoc. — 0.3%
4.50% due 05/15/36	234,657	224,124
6.00% due 11/15/31	137,184	139,762
7.00% due 05/15/33	29,067	30,547
7.50% due 01/15/32	10,832	11,673
8.00% due 01/15/31	2,317	2,544
8.50% due 11/15/17	1,412	1,546
9.00% due 11/15/21	570	626
Government National Mtg. Assoc., REMIC
Series 2005-74 Class HB 7.50% due 09/16/35(6)	584	618
Series 2005-74 Class HC 7.50% due 09/16/35(6)	7,113	7,479
		418,919
Total U.S. Government Agencies (cost $19,172,533)		19,227,352
U.S. GOVERNMENT TREASURIES — 1.2%
United States Treasury Bonds — 0.0%
4.75% due 02/15/37	21,000	22,463
5.00% due 05/15/37	16,000	17,799
		40,262
United States Treasury Notes — 1.2%
2.63% due 05/31/10	375,000	379,190
2.75% due 02/28/13	70,000	69,639
3.38% due 09/15/09(21)	600,000	608,532
3.38% due 07/31/13	6,000	6,109
3.50% due 05/31/13	25,000	25,613
3.50% due 02/15/18	9,000	8,826
4.00% due 08/15/18	46,000	46,654
4.25% due 08/15/15	26,000	27,485
4.25% due 11/15/17	60,000	62,184
4.50% due 02/28/11	70,000	74,052
4.88% due 06/30/12	25,000	26,988
		1,335,272
Total U.S. Government Treasuries (cost $1,363,618)		1,375,534
Total Long-Term Investment Securities (cost $105,707,228)		106,229,995

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
SHORT-TERM INVESTMENT SECURITIES — 1.8%
U.S. Government Agencies — 1.8%
Federal Home Loan Bank Disc. Notes 0.10% due 10/01/08 (cost $2,100,000)	$2,100,000	$2,100,000
REPURCHASE AGREEMENTS — 5.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $370,004 and collateralized by $360,000 of Federal Home Loan Bank Bonds, bearing interest at 5.38%, due 09/30/22 and having an approximate value of $378,971	370,000	370,000
BNP Paribas SA Joint Repurchase Agreement(16)	300,000	300,000
State Street Bank & Trust Co. Joint Repurchase Agreement(16)	5,000,000	5,000,000
UBS Securities, LLC Joint Repurchase Agreement(16)	443,000	443,000
Total Repurchase Agreements (cost $6,113,000)		6,113,000
TOTAL INVESTMENTS (cost $113,920,228)(17)	100.8%	$114,442,995
Liabilities in excess of other assets	(0.8)	(928,410)
NET ASSETS	100.0%	$113,514,585

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $2,359,142 representing 2.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(4)  Commercial Mortgage Backed Security

(5)  Variable Rate Security — the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.

(6)  Collateralized Mortgage Obligation

(7)  Fair valued security; see Note 2

(8)  Illiquid security. At September 30, 2008, the aggregate value of these securities was $3,500 representing 0.0% of net assets.

(9)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the Multi-Managed Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$3,500	$70.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	20,000	0	0	0.00	0.00%
				$3,500		0.00%

(10)  Perpetual maturity — maturity date reflects the next call date.

(11)  Company has filed Chapter 11 bankruptcy protection.

(12)  Brazilian inflation linked security. Income is linked to Brazil's IPCA Consumer Price Index.

(13)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2008.

(14)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

(18)  Denominated in United States dollars unless otherwise indicated.

(19)  Bond in default

(20)  PIK ("Payment-in-kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(21)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
68	Short	U.S. Treasury 10 YR Notes	December 2008	$7,859,795	$7,794,500	$65,295
30	Long	U.S. Treasury 5 YR Notes	December 2008	3,356,800	3,367,031	10,231
3	Long	U.S. Treasury 2 YR Notes	December 2008	636,819	640,313	3,494
8	Long	LIFFE Long Gilt	December 2008	1,594,375	1,599,214	4,839
11	Long	Euro-Bund	December 2008	1,761,659	1,777,964	16,305
2	Long	U.S. Treasury Long Bonds	December 2008	245,453	234,344	(11,109)
						$89,055

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	1,580,000	USD	915,411	12/17/2008	$96,979
*	CLP	139,000,000	USD	257,027	11/28/2008	5,737
						102,716
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	USD	388,530	BRL	682,000	12/17/2008	$(35,257)
*	USD	251,812	CLP	139,000,000	11/28/2008	(522)
						(35,779)
Net Unrealized Appreciation (Depreciation)						$66,937

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

CLP — Chilean Peso

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
U.S. Government Agencies	29.8%
Diversified Financial Services	9.3
Repurchase Agreements	5.8
Computers	4.6
Agricultural Chemicals	3.5
Medical-Biomedical/Gene	3.2
Finance-Investment Banker/Broker	2.0
Oil Companies-Integrated	2.0
Commercial Services	1.7
Electric-Integrated	1.6
Oil Companies-Exploration & Production	1.6
Commercial Services-Finance	1.3
Banks-Super Regional	1.3
Food-Misc.	1.2
Enterprise Software/Service	1.2
Retail-Drug Store	1.1
Engineering/R&D Services	1.1
Real Estate Investment Trusts	1.1
Telephone-Integrated	1.1
Networking Products	1.0
Data Processing/Management	0.9
Web Portals/ISP	0.9
Foreign Government Agencies	0.9
Food-Meat Products	0.8
Medical-Drugs	0.8
Agricultural Operations	0.8
Investment Management/Advisor Services	0.8
Banks-Commercial	0.7
Telecommunication Equipment	0.7
X-Ray Equipment	0.7
U.S. Government Treasuries	0.7
Optical Supplies	0.7
Diversified Minerals	0.6
Cosmetics & Toiletries	0.6
Computer Services	0.6
Metal Processors & Fabrication	0.6
Insurance-Multi-line	0.6
Entertainment Software	0.6
Electronic Components-Semiconductors	0.6
Retail-Discount	0.6
Food-Wholesale/Distribution	0.5
Telecom Services	0.5
Multimedia	0.5
Insurance-Property/Casualty	0.5
Special Purpose Entities	0.5
Gas-Distribution	0.4
Finance-Other Services	0.4
Medical-Generic Drugs	0.4
Aerospace/Defense	0.4
Hospital Beds/Equipment	0.4
Beverages-Non-alcoholic	0.4
Insurance Brokers	0.4
Airlines	0.3
Beverages-Wine/Spirits	0.3
Retail-Apparel/Shoe	0.3
Cable TV	0.3
Audio/Video Products	0.3
Wireless Equipment	0.3
Dental Supplies & Equipment	0.3
Medical Products	0.3
Applications Software	0.3
Medical-Wholesale Drug Distribution	0.3
Veterinary Diagnostics	0.3
Real Estate Operations & Development	0.3
Oil-Field Services	0.3
Banks-Money Center	0.3
Computer Aided Design	0.3
Banks-Fiduciary	0.3
Brewery	0.3
Pipelines	0.2
Casino Hotels	0.2
Tobacco	0.2
Diversified Manufacturing Operations	0.2
Internet Infrastructure Software	0.2
Retail-Regional Department Stores	0.2
Diversified Operations	0.2
Medical-Hospitals	0.2
Private Corrections	0.2
Pharmacy Services	0.2
Semiconductor Components-Integrated Circuits	0.2
Aerospace/Defense-Equipment	0.2
Insurance-Life/Health	0.2
Broadcast Services/Program	0.2
Industrial Gases	0.2
Poultry	0.2
Medical Labs & Testing Services	0.2
Home Decoration Products	0.2
Electric-Generation	0.2
Medical Instruments	0.2
Cellular Telecom	0.2
Real Estate Management/Services	0.1
Insurance-Mutual	0.1
Electric-Transmission	0.1
Retail-Petroleum Products	0.1
Casino Services	0.1
Office Automation & Equipment	0.1
Transport-Marine	0.1
Steel-Producers	0.1
Therapeutics	0.1
Property Trust	0.1
Television	0.1
Electronic Forms	0.1
Coal	0.1
Transport-Services	0.1
Medical-Outpatient/Home Medical	0.1
Finance-Auto Loans	0.1
Retail-Consumer Electronics	0.1
Apparel Manufacturers	0.1
Electronic Parts Distribution	0.1
Racetracks	0.1
Building-Residential/Commercial	0.1
Telecom Equipment-Fiber Optics	0.1
Batteries/Battery Systems	0.1
Food-Retail	0.1
Steel-Specialty	0.1
Paper & Related Products	0.1
Rental Auto/Equipment	0.1
Finance-Commercial	0.1
Cruise Lines	0.1
Airport Development/Maintenance	0.1

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited) (continued)

Electric Products-Misc.	0.1%
Oil Refining & Marketing	0.1
Chemicals-Specialty	0.1
Metal-Diversified	0.1
Linen Supply & Related Items	0.1
Fixed Income Bond Funds	0.1
Containers-Paper/Plastic	0.1
108.0%

Credit Quality†#
Government — Agency	53.3%
Government — Treasury	1.3
AAA	12.3
AA	2.4
A	9.3
BBB	14.7
BB	1.2
B	0.6
CCC	0.2
Not Rated@	4.7
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK — 47.3%
Aerospace/Defense — 0.4%
Boeing Co.	2,100	$120,435
General Dynamics Corp.	1,600	117,792
Lockheed Martin Corp.	3,200	350,944
Raytheon Co.	5,800	310,358
		899,529
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	6,300	378,378
Agricultural Chemicals — 3.5%
Monsanto Co.	29,155	2,885,762
Potash Corp. of Saskatchewan, Inc.	31,880	4,208,479
Syngenta AG(1)	2,244	476,471
		7,570,712
Agricultural Operations — 0.7%
Archer-Daniels-Midland Co.	12,100	265,111
Bunge, Ltd.	19,335	1,221,585
		1,486,696
Apparel Manufacturers — 0.1%
Coach, Inc.†	5,400	135,216
Polo Ralph Lauren Corp.	900	59,976
		195,192
Applications Software — 0.3%
Check Point Software Technologies, Ltd. †	7,200	163,728
Citrix Systems, Inc.†	400	10,104
Microsoft Corp.	17,600	469,744
		643,576
Audio/Video Products — 0.3%
Sony Corp. ADR	22,405	691,642
Banks-Commercial — 0.0%
BB&T Corp.	1,800	68,040
Banks-Fiduciary — 0.3%
Northern Trust Corp.	3,000	216,600
The Bank of New York Mellon Corp.	10,201	332,349
		548,949
Banks-Super Regional — 0.8%
Bank of America Corp.	11,000	385,000
PNC Financial Services Group, Inc.	6,300	470,610
SunTrust Banks, Inc.	2,200	98,978
US Bancorp	8,400	302,568
Wells Fargo & Co.	15,200	570,456
		1,827,612
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,300	185,265
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	5,600	399,112
The Coca-Cola Co.	8,100	428,328
		827,440
Beverages-Wine/Spirits — 0.3%
Central European Distribution Corp.†	13,400	608,494
Diageo PLC ADR	1,200	82,632
		691,126
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	1,300	84,344

Security Description	Shares	Market Value (Note 2)(18)
Cable TV — 0.0%
Comcast Corp., Special Class A	3,800	$74,936
Casino Hotels — 0.1%
Boyd Gaming Corp.	31,185	291,892
Casino Services — 0.1%
International Game Technology	5,000	85,900
Scientific Games Corp., Class A†	8,700	200,274
		286,174
Commercial Services — 1.7%
Iron Mountain, Inc.†	89,309	2,180,033
The Providence Service Corp.†	25,307	248,009
Ticketmaster†	115,299	1,237,158
		3,665,200
Commercial Services-Finance — 1.2%
Equifax, Inc.	33,200	1,143,740
Euronet Worldwide, Inc.†	79,100	1,323,343
The Western Union Co.	4,700	115,949
		2,583,032
Computer Aided Design — 0.3%
Aspen Technology, Inc.†	47,100	598,170
Computer Services — 0.5%
DST Systems, Inc.†	19,900	1,114,201
Computers — 4.5%
Apple, Inc.†	44,010	5,002,177
Hewlett-Packard Co.	9,600	443,904
International Business Machines Corp.	3,900	456,144
Research In Motion, Ltd.†	56,845	3,882,513
		9,784,738
Cosmetics & Toiletries — 0.6%
Colgate-Palmolive Co.	5,700	429,495
Procter & Gamble Co.	13,500	940,815
		1,370,310
Cruise Lines — 0.1%
Carnival Corp.	3,100	109,585
Royal Caribbean Cruises, Ltd.	2,000	41,500
		151,085
Data Processing/Management — 0.9%
Fiserv, Inc.†	40,400	1,911,728
Dental Supplies & Equipment — 0.3%
Sirona Dental Systems, Inc.†	28,600	665,808
Diversified Manufacturing Operations — 0.2%
General Electric Co.	10,800	275,400
Honeywell International, Inc.	3,500	145,425
		420,825
Diversified Minerals — 0.6%
Cia Vale do Rio Doce ADR	72,720	1,392,588
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,800	155,002
Electric-Integrated — 0.6%
Dominion Resources, Inc.	7,800	333,684
FPL Group, Inc.	4,700	236,410
Northeast Utilities	7,700	197,505
PG&E Corp.	8,200	307,090
Progress Energy, Inc.	5,600	241,528
		1,316,217

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK (continued)
Electronic Components-Semiconductors — 0.6%
Intel Corp.	19,000	$355,870
Intersil Corp., Class A	9,600	159,168
Macrovision Solutions Corp.†	11,860	182,407
Microchip Technology, Inc.	14,300	420,849
Texas Instruments, Inc.	3,900	83,850
		1,202,144
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,000	236,820
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	2,300	68,218
Engineering/R&D Services — 1.1%
ABB, Ltd.†(1)	124,588	2,390,182
Enterprise Software/Service — 1.2%
Lawson Software, Inc.†	26,800	187,600
Oracle Corp.†	116,130	2,358,600
		2,546,200
Entertainment Software — 0.6%
Activision Blizzard, Inc.†	29,800	459,814
Electronic Arts, Inc.†	22,110	817,849
		1,277,663
Finance-Investment Banker/Broker — 0.5%
Citigroup, Inc.	10,700	219,457
JPMorgan Chase & Co.	13,500	630,450
Morgan Stanley	1,900	43,700
The Goldman Sachs Group, Inc.	1,200	153,600
		1,047,207
Finance-Other Services — 0.4%
CME Group, Inc.	2,435	904,627
Food-Meat Products — 0.8%
Hormel Foods Corp.	22,000	798,160
Tyson Foods, Inc., Class A	74,200	885,948
		1,684,108
Food-Misc. — 1.2%
Campbell Soup Co.	6,700	258,620
Chiquita Brands International, Inc.†	44,600	705,126
General Mills, Inc.	2,300	158,056
Kellogg Co.	5,100	286,110
Kraft Foods, Inc., Class A	13,600	445,400
Smart Balance, Inc.†	111,300	730,128
		2,583,440
Food-Retail — 0.1%
The Kroger Co.	5,400	148,392
Food-Wholesale/Distribution — 0.5%
Fresh Del Monte Produce, Inc.†	51,300	1,138,860
Gas-Distribution — 0.3%
AGL Resources, Inc.	24,000	753,120
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	19,700	340,022
Hospital Beds/Equipment — 0.4%
Kinetic Concepts, Inc.†	31,000	886,290
Independent Power Producers — 0.0%
Mirant Corp.†	31	567

Security Description	Shares	Market Value (Note 2)(18)
Industrial Gases — 0.2%
Praxair, Inc.	5,300	$380,222
Insurance Brokers — 0.2%
AON Corp.	9,300	418,128
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	4,300	309,600
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	1,400	57,386
MetLife, Inc.	2,900	162,400
		219,786
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	26,945	469,921
Internet Security — 0.0%
McAfee, Inc.†	400	13,584
Investment Management/Advisor Services — 0.4%
Affiliated Managers Group, Inc.†	5,400	447,390
Invesco, Ltd.	22,400	469,952
		917,342
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	3,630	119,971
Medical Instruments — 0.2%
Medtronic, Inc.	3,400	170,340
St. Jude Medical, Inc.†	3,500	152,215
		322,555
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	3,800	196,346
Medical Products — 0.3%
Baxter International, Inc.	3,200	210,016
Johnson & Johnson	5,300	367,184
		577,200
Medical-Biomedical/Gene — 3.2%
Amgen, Inc.†	5,000	296,350
Amylin Pharmaceuticals, Inc.†	3,000	60,660
Celgene Corp.†	38,315	2,424,573
Genzyme Corp.†	3,000	242,670
Gilead Sciences, Inc.†	82,955	3,781,089
		6,805,342
Medical-Drugs — 0.8%
Abbott Laboratories	6,000	345,480
Eli Lilly & Co.	1,200	52,836
Merck & Co., Inc.	4,500	142,020
Pfizer, Inc.	12,500	230,500
Roche Holding AG(1)	4,710	734,227
Schering-Plough Corp.	10,800	199,476
		1,704,539
Medical-Generic Drugs — 0.4%
Mylan, Inc.†	79,600	909,032
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	11,300	331,203
Medical-Outpatient/Home Medical — 0.1%
Air Methods Corp.†	7,400	209,494
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	10,700	402,855

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK (continued)
Metal Processors & Fabrication — 0.6%
Precision Castparts Corp.	16,320	$1,285,690
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	737	41,898
Multimedia — 0.1%
The Walt Disney Co.	3,600	110,484
Time Warner, Inc.	5,900	77,349
		187,833
Networking Products — 1.0%
Cisco Systems, Inc.†	95,025	2,143,764
Oil Companies-Exploration & Production — 1.5%
Apache Corp.	6,815	710,668
EOG Resources, Inc.	10,030	897,284
Occidental Petroleum Corp.	15,995	1,126,848
Plains Exploration & Production Co.†	12,900	453,564
XTO Energy, Inc.	1,800	83,736
		3,272,100
Oil Companies-Integrated — 2.0%
Chevron Corp.	5,800	478,384
ConocoPhillips	2,500	183,125
Exxon Mobil Corp.	11,300	877,558
Hess Corp.	32,465	2,664,727
Marathon Oil Corp.	800	31,896
		4,235,690
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	3,000	90,900
Oil-Field Services — 0.3%
Baker Hughes, Inc.	1,000	60,540
Schlumberger, Ltd.	5,700	445,113
Weatherford International, Ltd.†	3,700	93,018
		598,671
Optical Supplies — 0.6%
Alcon, Inc.	8,625	1,393,024
Pharmacy Services — 0.2%
Express Scripts, Inc.†	5,100	376,482
Medco Health Solutions, Inc.†	1,100	49,500
		425,982
Poultry — 0.2%
Sanderson Farms, Inc.	9,500	349,030
Private Corrections — 0.2%
Corrections Corp. of America†	17,200	427,420
Racetracks — 0.1%
International Speedway Corp., Class A	5,000	194,550
Retail-Apparel/Shoe — 0.3%
Abercrombie & Fitch Co., Class A	9,900	390,555
Hanesbrands, Inc.†	15,800	343,650
		734,205
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	400	13,684
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	5,300	198,750

Security Description	Shares	Market Value (Note 2)(18)
Retail-Discount — 0.6%
HSN, Inc.†	30,400	$334,704
Target Corp.	3,900	191,295
Wal-Mart Stores, Inc.	11,500	688,735
		1,214,734
Retail-Drug Store — 1.1%
CVS Caremark Corp.	66,805	2,248,656
Walgreen Co.	1,800	55,728
		2,304,384
Retail-Jewelry — 0.0%
Tiffany & Co.	800	28,416
Retail-Petroleum Products — 0.1%
World Fuel Services Corp.	12,800	294,784
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	5,100	235,008
Macy's, Inc.	2,500	44,950
		279,958
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	900	25,767
Semiconductor Components-Integrated Circuits — 0.2%
Linear Technology Corp.	13,700	420,042
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	12,400	193,936
Telecom Services — 0.4%
Amdocs, Ltd.†	16,200	443,556
TW Telecom, Inc.†	36,705	381,365
		824,921
Telecommunication Equipment — 0.7%
Harris Corp.	32,600	1,506,120
Nortel Networks Corp.†	512	1,147
		1,507,267
Telephone-Integrated — 0.4%
AT&T, Inc.	23,207	647,939
Sprint Nextel Corp.	3,000	18,300
Verizon Communications, Inc.	3,100	99,479
		765,718
Therapeutics — 0.1%
ImClone Systems, Inc.†	4,000	249,760
Tobacco — 0.1%
Philip Morris International, Inc.	5,300	254,930
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	3,100	194,959
Veterinary Diagnostics — 0.3%
Animal Health International, Inc.†	18,433	151,888
VCA Antech, Inc.†	16,200	477,414
		629,302
Web Portals/ISP — 0.9%
Google, Inc., Class A†	4,480	1,794,330
Yahoo!, Inc.†	5,000	86,500
		1,880,830

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)(18)
COMMON STOCK (continued)
Wireless Equipment — 0.2%
Nokia Oyj ADR	9,300	$173,445
QUALCOMM, Inc.	5,600	240,632
		414,077
X-Ray Equipment — 0.7%
Hologic, Inc.†	77,100	1,490,343
Total Common Stock (cost $98,648,606)		101,962,706
PREFERRED STOCK — 0.0%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	2,400	19,248
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	900	9,999
Diversified Financial Services — 0.0%
General Electric Capital Corp. 8.00%(3)	2,000	38,100
Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp.	500	815
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	2,800	38,612
Total Preferred Stock (cost $206,686)		106,774
ASSET BACKED SECURITIES — 9.1%
Diversified Financial Services — 9.1%
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	$825,000	818,007
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	60,815	56,899
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	393,918	385,810
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	83,591	81,857
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	240,244	232,182
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)	265,000	250,118
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(4)(5)	80,000	72,609
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(4)	38,000	30,205
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	1,000,000	838,298

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.38% due 05/20/36(5)(6)	$100,332	$80,107
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(6)	98,739	69,424
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(4)(5)	110,000	93,884
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(4)	760,000	691,676
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(4)	55,000	52,244
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	375,000	314,343
Cabela's Credit Card Master Trust, Series 2006-3A, Class A1 5.26% due 10/15/14*	550,000	540,749
Capital One Auto Finance Trust, Series 2007-B, Class A3B 2.49% due 04/15/12(2)	29,470	28,229
Capital One Auto Finance Trust, Series 2006-C, Class A3B 2.50% due 07/15/11(2)	44,173	42,638
Capital One Auto Finance Trust, Series 2006-A, Class A4 2.50% due 12/15/12(2)	350,000	317,697
Capital One Auto Finance Trust, Series 2006-C, Class A4 2.52% due 05/15/13(2)	150,000	125,151
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.53% due 10/15/12(2)	30,927	28,852
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	113,168	105,181
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	68,764	66,390
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.01% due 07/25/37(5)(6)	86,060	78,487
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(4)(5)	71,000	56,416
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(4)(5)	225,000	206,416
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	95,000	97,409
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(4)(5)	400,000	361,537

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(4)	$128,000	$123,850
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	226,129	176,805
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	144,693	137,195
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(4)(5)	1,000,000	897,254
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	160,000	136,648
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	216,803
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(4)	23,000	21,093
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(4)(5)	20,000	19,059
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(4)	760,000	683,288
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.79% due 03/06/20*(2)(4)(7)	155,000	137,950
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	500,000	467,949
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(5)(6)	78,595	63,145
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.32% due 04/25/35(5)(6)	137,242	117,115
Hertz Vehicle Financing LLC, Series 2005-2A, Class A1 3.35% due 02/25/10*(2)	150,000	147,040
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 3.46% due 11/25/11*(2)	70,000	61,617
Impac CMB Trust, Series 2005-4, Class 1A1A 3.48% due 05/25/35(2)(6)	202,572	129,023
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	450,000	440,682
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	110,000	86,853
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	35,000	29,199

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(4)(5)	$930,000	$840,943
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(4)	475,000	409,386
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(4)(5)	150,000	101,285
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(4)(5)	116,000	94,928
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	55,000	55,642
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	650,000	637,885
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	285,000	247,531
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	210,000	208,423
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.54% due 12/25/34(5)(6)	206,243	182,226
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	725,000	652,829
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(4)(5)	1,100,000	1,068,136
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	1,010,000	910,673
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/18(4)(5)	500,000	442,566
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	148,180	148,129
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	175,000	174,569
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	198,754	162,599
MortgageIT Trust, Series 2005-4, Class A1 3.49% due 10/25/35(2)(6)	452,485	283,069
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	80,000	64,000
Providian Master Note Trust, Series 2006-B1A, Class B1 5.35% due 03/15/13*	290,000	277,698

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	$179,998	$165,041
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.14% due 10/15/12(2)	154,988	142,540
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(6)	267,780	253,538
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(5)(6)	340,958	294,531
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	74,013	71,446
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	515,000	496,635
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 2.51% due 10/15/13*(2)	140,000	123,613
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(5)(6)	429,492	370,167
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(5)(6)	507,931	433,912
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(5)(6)	130,981	105,537
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)(6)	55,029	45,895
Total Asset Backed Securities (cost $21,699,486)		19,680,755
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(7)(8)(9) (cost $5,000)	5,000	3,500
CORPORATE BONDS & NOTES — 11.1%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	28,000	27,577
United Technologies Corp. Notes 6.13% due 07/15/38	10,000	9,662
		37,239
Agricultural Chemicals — 0.0%
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	10,000	9,063
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,750

Security Description	Principal Amount	Market Value (Note 2)(18)
Agricultural Chemicals (continued)
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	$15,000	$15,529
		29,342
Agricultural Operations — 0.1%
Cargill, Inc. Notes 5.60% due 09/15/12*	225,000	222,297
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	109,509	99,653
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	15,600
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	300,000	299,250
Continental Airlines, Inc. Series 2003-CB6, Class A2 6.65% due 03/15/19	42,502	36,127
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	60,000	42,900
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	12,399	10,942
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	246,519	234,215
		738,687
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	20,000	7,400
General Motors Corp. Senior Notes 7.13% due 07/15/13	29,000	13,340
		20,740
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	16,000	16,184
Banks-Commercial — 0.2%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	5,000	4,815
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	20,000	14,905

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Credit Suisse New York Senior Notes 5.00% due 05/15/13	$18,000	$16,681
First Maryland Capital II Bank Guar. 3.65% due 02/01/27(2)	28,000	18,445
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	10,444
KeyBank NA Sub. Notes 7.41% due 10/15/27	6,000	4,936
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	25,000	18,657
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	9,204
Sovereign Bank Sub. Notes 8.75% due 05/30/18	345,000	235,824
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	27,133
		361,044
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. 3.82% due 06/15/37(2)	30,000	19,788
The Bank of New York Mellon Corp. Senior Notes 5.13% due 08/27/13	18,000	17,160
		36,948
Banks-Super Regional — 0.4%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	99,000	89,560
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	130,000	110,629
Bank of America Corp. Senior Notes 5.38% due 09/11/12	90,000	83,762
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	159,200
Bank of America Corp. Senior Notes 6.00% due 09/01/17	100,000	86,260
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	20,043
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	20,000	15,010
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	260,000	228,877

Security Description	Principal Amount	Market Value (Note 2)(18)
Banks-Super Regional (continued)
Huntington Capital Trust I Company Guar. 3.50% due 02/01/27(2)	$20,000	$7,889
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	25,000	25,035
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(2)(10)	15,000	10,324
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	30,000	28,796
		865,385
Broadcast Services/Program — 0.2%
Liberty Media LLC Senior Notes 7.75% due 07/15/09	230,000	230,431
Liberty Media LLC Bonds 7.88% due 07/15/09	20,000	20,062
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	7,500
Turner Broadcasting Senior Notes 8.38% due 07/01/13	120,000	123,883
		381,876
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	15,000	14,625
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	55,000	41,800
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	145,000	137,750
		194,175
Cable TV — 0.3%
CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15	12,000	7,800
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	21,000	18,900
CCH II LLC/CCH II Capital Corp. Company Guar. Notes Series B 10.25% due 09/15/10	4,000	3,580
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	170,000	178,294
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	27,000	24,875
Comcast Corp. Notes 6.95% due 08/15/37	10,000	8,530

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Cable TV (continued)
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	$120,000	$111,811
COX Communications, Inc. Notes 5.88% due 12/01/16*	100,000	92,324
COX Communications, Inc. Bonds 6.95% due 06/01/38*	7,000	6,227
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	225,000	200,151
		652,492
Casino Hotels — 0.1%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	130,000	97,500
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	25,000	18,063
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	115,000	106,930
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	9,100
		231,593
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	10,000	6,800
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(2)	15,000	13,650
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	250,000	263,185
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	8,710
		285,545
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,697
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	15,000	14,642
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	26,000	26,481
		49,820

Security Description	Principal Amount	Market Value (Note 2)(18)
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	$105,000	$98,463
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	12,900
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	35,000	23,800
		135,163
Coal — 0.1%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	230,000	221,950
Commercial Services-Finance — 0.1%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	195,000	169,884
The Western Union Co. Senior Notes 5.40% due 11/17/11	49,000	49,434
		219,318
Computer Services — 0.1%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	10,000	9,200
Electronic Data Systems Corp. Senior Notes 6.50% due 08/01/13	30,000	30,587
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	205,000	210,502
		250,289
Computers — 0.0%
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	20,000	19,374
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	5,000	4,912
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	10,000	8,350
Pactiv Corp. Bonds 7.95% due 12/15/25	55,000	56,304
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	50,000	39,000
		103,654
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	6,000	5,715

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	$10,000	$7,400
Diversified Financial Services — 0.1%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	20,000	19,088
Citigroup Capital XXI Company Guar. 8.30% due 12/21/57(2)	215,000	160,188
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	30,000	28,335
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	39,000	28,753
		236,364
Diversified Manufacturing Operations — 0.0%
Cooper U.S., Inc. Senior Notes 5.45% due 04/01/15	15,000	15,159
General Electric Co. Senior Notes 5.25% due 12/06/17	29,000	25,376
		40,535
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	229,000	114,155
Electric-Generation — 0.0%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	33,000	34,325
The AES Corp. Senior Notes 8.00% due 10/15/17	25,000	22,563
The AES Corp. Senior Notes 8.88% due 02/15/11	25,000	24,625
		81,513
Electric-Integrated — 0.8%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	17,000	16,792
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	81,000	68,984
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	205,000	187,860
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	24,000	22,587
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	34,000	29,927

Security Description	Principal Amount	Market Value (Note 2)(18)
Electric-Integrated (continued)
DTE Energy Co. Senior Notes 6.38% due 04/15/33	$18,000	$15,047
DTE Energy Co. Senior Notes 7.05% due 06/01/11	8,000	8,143
Duke Energy Carolinas LLC Senior Notes 4.20% due 10/01/08	30,000	30,000
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	30,000	28,215
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	14,000	13,751
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	20,000	18,376
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	45,000	45,009
Exelon Corp. Senior Notes 6.75% due 05/01/11	16,000	16,120
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	9,000	8,522
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	31,162	29,919
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	10,000	9,625
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,214
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	14,000	11,589
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	390,000	401,119
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	11,000	11,001
PacifiCorp 1st. Mortgage Bonds 6.35% due 07/15/38	20,000	18,268
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	23,000	21,389
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	14,935
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	22,000	19,951
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	15,563

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Public Service Co. of Colorado 1st Mtg. Bonds 5.80% due 08/01/18	$10,000	$9,655
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	43,000	37,846
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	23,000	22,300
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	36,000	32,256
Southern Energy, Inc. Notes 7.90% due 07/15/09†(7)(8)(9)	25,000	0
Southern Power Co. Senior Notes 4.88% due 07/15/15	16,000	14,529
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*	10,000	9,025
Texas Competitive Electric Holdings Co. LLC Senior Notes Series B 10.25% due 11/01/15*	15,000	13,537
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	100,000	99,910
Union Electric Co. Sec. Notes 6.40% due 06/15/17	295,000	281,268
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	20,000	19,313
		1,611,545
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	325,000	306,726
Electronic Components-Semiconductors — 0.0%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	5,000	4,275
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	28,147
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(2)	15,000	9,000
		41,422
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	28,000	25,525

Security Description	Principal Amount	Market Value (Note 2)(18)
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	$200,000	$194,781
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	10,000	9,200
Finance-Auto Loans — 0.0%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	50,000	40,198
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	3,817
GMAC LLC Senior Bonds 6.88% due 09/15/11	40,000	17,847
GMAC LLC Senior Bonds 6.88% due 08/28/12	18,000	7,155
		69,017
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	30,000	28,406
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	115,000	56,116
CIT Group, Inc. Notes 5.85% due 09/15/16	125,000	60,625
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	30,000	30,209
		175,356
Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	70,000	50,616
FIA Card Services NA Senior Notes 7.13% due 11/15/12*	34,000	33,345
		83,961
Finance-Investment Banker/Broker — 1.5%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	36,000	27,602
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	18,000	16,024
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	240,000	215,529
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	20,000	17,544

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	$16,000	$10,485
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	50,000	34,667
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	75,000	63,561
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	88,877
Citigroup, Inc. Jr. Sub. 8.40% due 04/30/18(2)(10)	15,000	10,210
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	21,000	20,727
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	445,000	396,591
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	40,000	39,021
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	14,000	12,766
Lazard Group LLC Senior Notes 6.85% due 06/15/17	470,000	389,253
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(2)(10)(11)(19)	8,000	1
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16†(11)(19)	10,000	1,250
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14†(11)(19)	40,000	5,000
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(19)	11,000	14
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27†(11)(19)	305,000	38,125
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(19)	15,000	19
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(11)(19)	12,000	1,500
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	155,000	139,627
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	205,000	142,314

Security Description	Principal Amount	Market Value (Note 2)(18)
Finance-Investment Banker/Broker (continued)
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	$15,000	$11,245
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	115,000	99,466
Morgan Stanley Sub. Notes 4.75% due 04/01/14	360,000	190,834
Morgan Stanley Notes 5.45% due 01/09/17	12,000	7,444
Morgan Stanley Senior Notes 5.75% due 08/31/12	255,000	179,835
Morgan Stanley Senior Notes 6.00% due 04/28/15	15,000	10,203
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	66,179
Schwab Capital Trust I Company Guar. 7.50% due 11/15/37(2)	166,000	137,031
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	18,000	17,480
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	125,000	118,926
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	29,000	27,112
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	225,000	227,278
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	95,000	80,530
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	76,296
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	100,000	83,720
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	130,000	84,851
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	291,000	194,269
		3,283,406
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	40,000	36,148
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	15,000	10,679
		46,827

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Finance-Other Services — 0.0%
TIAA Global Markets, Inc. Notes 5.13% due 10/10/12*	$15,000	$15,275
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	160,000	132,000
Food-Misc. — 0.0%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	15,000	15,056
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	11,000	10,584
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	19,000	17,306
McCormick & Co., Inc. Notes 5.25% due 09/01/13	30,000	30,035
		72,981
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	25,000	21,375
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	10,000	7,250
Gas-Distribution — 0.1%
Energen Corp. Notes 7.63% due 12/15/10	200,000	208,877
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(3)	6,000	3,360
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	10,000	8,940
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	22,500
Insurance Brokers — 0.2%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	20,000	19,503
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	10,000	10,038
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	7,600

Security Description	Principal Amount	Market Value (Note 2)(18)
Insurance Brokers (continued)
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	$355,000	$308,657
		345,798
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	19,000	18,821
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	19,000	18,679
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,624
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	29,793
Prudential Financial, Inc. Jr. Sub. Bonds 8.88% due 06/15/38(2)	10,000	9,412
		95,329
Insurance-Multi-line — 0.3%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/38(2)	275,000	234,224
MetLife, Inc. Senior Notes 6.82% due 08/15/18	20,000	18,924
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	65,000	52,373
The Allstate Corp. Senior Notes 7.20% due 12/01/09	33,000	33,513
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	195,000	188,273
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	195,000	163,751
		691,058
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(2)	15,000	10,800
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	370,000	296,652
		307,452
Insurance-Property/Casualty — 0.5%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	230,000	213,536
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	24,000	22,710
Chubb Corp. Senior Notes 6.50% due 05/15/38	9,000	8,141

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(2)	$430,000	$251,320
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	175,000	182,344
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	114,000	110,018
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	192,777
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	3,000	2,417
		983,263
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 5.00% due 08/15/13*	28,000	27,926
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	30,000	29,073
		56,999
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	19,000	18,666
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	390,000	382,211
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	405,000	347,798
		748,675
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	155,000	148,491
Medical Products — 0.0%
Biomet, Inc. Senior Notes 10.38% due 10/15/17	15,000	14,850
Johnson & Johnson Senior Notes 5.85% due 07/15/38	29,000	28,199
Johnson & Johnson Notes 5.95% due 08/15/37	12,000	11,868
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	15,000	13,988
		68,905
Medical-Drugs — 0.0%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	12,000	11,266

Security Description	Principal Amount	Market Value (Note 2)(18)
Medical-Drugs (continued)
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	$19,000	$17,402
Wyeth Bonds 5.50% due 02/01/14	25,000	24,782
Wyeth Notes 6.95% due 03/15/11	17,000	17,937
		71,387
Medical-HMO — 0.0%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	11,000	10,043
Humana, Inc. Bonds 8.15% due 06/15/38	10,000	9,456
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	10,000	9,942
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	14,000	12,326
WellPoint, Inc. Notes 5.00% due 01/15/11	6,000	5,965
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	10,000	8,321
		56,053
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	15,000	14,250
HCA, Inc. Senior Notes 6.25% due 02/15/13	30,000	25,050
HCA, Inc. Senior Notes 9.13% due 11/15/14	10,000	9,725
HCA, Inc. Senior Notes 9.25% due 11/15/16	40,000	38,900
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	15,000	14,175
		102,100
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	240,000	216,771
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	21,000	20,093
		236,864

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	$22,000	$21,462
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	19,000	19,091
Alcoa, Inc. Bonds 6.50% due 06/15/18	19,000	17,979
		37,070
Multimedia — 0.4%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	90,000	78,152
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	46,691
News America, Inc. Debentures 7.28% due 06/30/28	105,000	98,999
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	13,843
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	24,000	22,027
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	135,000	133,733
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	33,000	31,372
Time Warner, Inc. Bonds 6.63% due 05/15/29	300,000	239,616
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	54,431
Viacom, Inc. Senior Notes 6.25% due 04/30/16	97,000	87,359
		806,223
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	16,000	16,024
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	10,000	10,450
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	58,000	53,383
Xerox Corp. Senior Notes 5.50% due 05/15/12	200,000	190,688

Security Description	Principal Amount	Market Value (Note 2)(18)
Office Automation & Equipment (continued)
Xerox Corp. Senior Notes 6.35% due 05/15/18	$10,000	$9,141
		263,662
Oil Companies-Exploration & Production — 0.0%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	50,000	48,375
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	30,000	23,400
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	10,000	9,276
		81,051
Oil Companies-Integrated — 0.0%
Hess Corp. Notes 7.13% due 03/15/33	15,000	13,166
Hess Corp. Bonds 7.88% due 10/01/29	15,000	14,662
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	51,000	51,443
		79,271
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	10,000	8,380
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	54,000	54,670
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	7,000	6,040
		60,710
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	4,500
Halliburton Co. Senior Notes 6.70% due 09/15/38	20,000	19,251
		23,751
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	7,700
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	10,000	9,100
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,463

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Paper & Related Products (continued)
International Paper Co. Notes 7.40% due 06/15/14	$150,000	$150,230
		171,493
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	15,000	15,075
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	45,000	46,234
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 8.13% due 03/01/16	45,000	41,175
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,077
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,075
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	360,000	360,583
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	19,000	17,133
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	25,000	25,000
		514,277
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	235,000	211,266
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	15,000	8,587
Real Estate Investment Trusts — 1.1%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	80,000	63,034
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	210,000	195,950
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	31,933
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	265,000	257,019
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	160,000	145,470

Security Description	Principal Amount	Market Value (Note 2)(18)
Real Estate Investment Trusts (continued)
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	$190,000	$167,294
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	210,000	172,486
Kimco Realty Corp. Notes 5.58% due 11/23/15	150,000	133,754
Liberty Property LP Senior Notes 5.63% due 10/01/17	55,000	49,145
Liberty Property LP Senior Notes 7.25% due 03/15/11	145,000	147,166
Liberty Property LP Senior Notes 8.50% due 08/01/10	185,000	193,292
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	20,000	19,716
Realty Income Corp. Senior Notes 6.75% due 08/15/19	280,000	252,614
Simon Property Group LP Notes 5.30% due 05/30/13	255,000	238,180
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	270,000	267,456
		2,334,509
Real Estate Management/Services — 0.2%
AMB Property LP Senior Notes 5.45% due 12/01/10	320,000	316,219
Real Estate Operations & Development — 0.3%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	405,000	341,604
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	110,000	99,631
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	130,000	117,247
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	35,385
		593,867
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	6,100
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	239,000	168,331

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Rental Auto/Equipment (continued)
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	$10,000	$7,625
		175,956
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	6,300
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	18,000	16,420
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	16,000	15,457
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	138,210	130,878
		146,335
Retail-Regional Department Stores — 0.1%
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	185,000	167,652
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	15,000	12,300
Savings & Loans/Thrifts — 0.0%
Independence Community Bank Corp. Sub. Notes 5.26% due 06/20/13(2)	16,000	11,590
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	46,000	36,315
Western Financial Bank Debentures 9.63% due 05/15/12	39,000	36,361
		84,266
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	24,000	22,398
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	8,000
Farmers Exchange Capital Notes 7.05% due 07/15/28*	370,000	295,337
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	8,000	7,160
KAR Holdings, Inc. Company Guar. Notes 6.80% due 05/01/14(2)	15,000	11,775

Security Description	Principal Amount	Market Value (Note 2)(18)
Special Purpose Entities (continued)
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	$16,000	$11,600
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,587
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	15,000	10,837
The Goldman Sachs Capital III Company Guar. 3.58% due 09/01/12(2)(10)	43,000	15,195
		402,889
Steel-Producers — 0.0%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	40,000	40,624
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	20,000	19,066
Ryerson, Inc. Senior Sec. Notes 10.18% due 11/01/14*(2)	10,000	8,150
United States Steel Corp. Senior Notes 7.00% due 02/01/18	15,000	13,542
		81,382
Telecom Services — 0.1%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	53,000	43,400
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	3,000	2,730
Qwest Corp. Senior Notes 7.50% due 10/01/14	20,000	17,300
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	170,000	160,596
		224,026
Telephone-Integrated — 0.3%
AT&T Corp. Senior Notes 7.30% due 11/15/11	21,000	21,808
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	121,588
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	50,100
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	30,000	27,956
Verizon Communications, Inc. Notes 6.40% due 02/15/38	115,000	95,981

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Verizon New York, Inc. Notes 6.88% due 04/01/12	$32,000	$31,999
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	290,000	232,816
		582,248
Television — 0.1%
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	13,177
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	140,000	143,777
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	80,000	66,093
ION Media Networks, Inc. Senior Notes 6.04% due 01/15/12*(2)	10,000	7,600
ION Media Networks, Inc. Senior Sec. Notes 9.04% due 01/15/13*(20)	15,377	8,304
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	725
		239,676
Tobacco — 0.1%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	195,000	180,245
Philip Morris International, Inc. Notes 6.38% due 05/16/38	100,000	87,963
		268,208
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	10,000	6,500
Transport-Air Freight — 0.0%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	69,315
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	23,005	21,050
		90,365
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	15,000	14,289
CSX Corp. Senior Notes 6.25% due 03/15/18	20,000	18,102
		32,391

Security Description	Principal Amount	Market Value (Note 2)(18)
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	$25,000	$22,125
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 7.44% due 09/01/14(2)	9,000	6,930
Total Corporate Bonds & Notes (cost $27,612,184)		23,958,173
FOREIGN CORPORATE BONDS & NOTES — 3.1%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	151,630	161,309
Banks-Commercial — 0.5%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(2)(10)	30,000	20,863
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.15% due 12/30/09(2)(10)	23,000	14,030
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(2)(10)	5,000	3,371
HBOS PLC Sub. Notes 5.92% due 10/01/15*(2)(10)	15,000	8,847
HBOS PLC Sub. Notes 6.75% due 05/21/18*	160,000	134,156
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	150,000	127,017
NIB Capital Bank Bonds 5.82% due 12/11/13*(2)(10)	23,000	12,109
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	330,000	347,660
Russian Agricultural Bank Bonds 7.18% due 05/16/13	250,000	203,613
VTB Capital SA Senior Notes 6.25% due 07/02/35*	325,000	227,500
		1,099,166
Banks-Money Center — 0.3%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	560,000	564,887
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 12/29/49	35,000	30,039
		594,926
Beverages-Wine/Spirits — 0.0%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	46,000	45,532

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
FOREIGN CORPORATE BONDS & NOTES (continued)
Brewery — 0.2%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	$110,000	$117,562
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	80,000	88,000
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	10,000	9,378
SABMiller PLC Notes 6.50% due 07/01/16*	270,000	261,676
SABMiller PLC Senior Notes 6.50% due 07/15/18*	13,000	12,315
		488,931
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.00% due 05/15/18	9,000	8,494
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	25,000	23,421
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	10,000	10,307
		33,728
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)	25,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	20,000	17,200
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	9,900
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	29,397
		39,297
Diversified Operations — 0.2%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	30,000	28,112
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	320,000	293,050
		321,162
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	315,000	248,354

Security Description	Principal Amount	Market Value (Note 2)(18)
Electric-Generation (continued)
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	$4,000	$3,894
		252,248
Electric-Integrated — 0.2%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	23,790
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	205,000	201,227
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	225,000	225,368
TransAlta Corp. Senior Notes 6.65% due 05/15/18	8,000	7,552
		457,937
Food-Retail — 0.0%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	33,000	31,256
Insurance-Multi-line — 0.2%
Aegon NV Sub. Bonds 4.63% due 07/15/14(2)(10)	33,000	12,540
AXA SA Sub. Notes 8.60% due 12/15/30	265,000	257,350
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	112,000	107,552
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	21,000	18,164
		395,606
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	14,000	11,901
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	20,000	11,700
Medical-Drugs — 0.0%
Elan Finance PLC / Elan Finance Corp. Company Guar. Bonds 7.75% due 11/15/11	20,000	18,100
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	100,000	89,865
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	11,000	10,987

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
FOREIGN CORPORATE BONDS & NOTES (continued)
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	$13,000	$4,940
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	13,000	12,366
Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	30,000	29,208
Real Estate Operations & Development — 0.0%
Brookfield Asset Management., Inc. Notes 8.13% due 12/15/08	30,000	30,138
Satellite Telecom — 0.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	20,000	18,500
Special Purpose Entities — 0.3%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(10)	40,000	24,000
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	485,000	508,526
		532,526
Steel-Producers — 0.1%
ArcelorMittal Notes 6.13% due 06/01/18*	195,000	172,792
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 10/20/17*	185,000	177,376
Telecom Services — 0.0%
TELUS Corp. Notes 8.00% due 06/01/11	33,000	34,949
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	25,000	15,313
Telephone-Integrated — 0.5%
British Telecom PLC Senior Notes 5.15% due 01/15/13	225,000	209,986
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	210,000	217,997
France Telecom SA Bonds 7.75% due 03/01/11	200,000	209,898
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	23,000	19,395

Security Description	Principal Amount		Market Value (Note 2)(18)
Telephone-Integrated (continued)
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		$310,000	$310,090
			967,366
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*		344,000	254,684
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		30,000	31,014
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38		20,000	19,136
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18		275,000	260,158
Total Foreign Corporate Bonds & Notes (cost $7,368,736)			6,649,811
FOREIGN GOVERNMENT AGENCIES — 0.9%
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/10(12)	BRL	820,000	726,938
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	1,970,000	857,094
Federal Republic of Brazil Notes 8.00% due 01/15/18		20,000	21,450
Federal Republic of Brazil Bonds 10.50% due 07/14/14		30,000	37,800
Province of Quebec Bonds 7.50% due 09/15/29		34,000	43,252
Republic of Argentina Bonds 3.13% due 08/03/12(2)		45,000	16,268
Republic of Argentina Bonds 8.28% due 12/31/33		24,231	13,842
Republic of Turkey Senior Bonds 11.88% due 01/15/30		60,000	86,178
Republic of Venezuela Notes 8.50% due 10/08/14		15,000	11,813
Russian Federation Bonds 7.50% due 03/31/30*(13)		17,640	17,816
Total Foreign Government Agencies (cost $2,080,706)			1,832,451

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 5.80% due 12/15/13(14)(15) (cost $196,500)	$196,500	$129,977
MUNICIPAL BONDS & NOTES — 0.1%
Fixed Income Bond Funds — 0.1%
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17 (cost $102,602)	100,000	113,171
U.S. GOVERNMENT AGENCIES — 28.6%
Federal Home Loan Mtg. Corp. — 9.6%
4.13% due 07/12/10	54,000	54,911
5.00% due 05/01/20	1,102,996	1,097,805
5.00% due 05/01/21	221,944	220,900
5.00% due 05/01/34	189,476	184,984
5.00% due 06/01/34	27,827	27,167
5.00% due 07/01/35	265,451	258,992
5.00% due 08/01/35	194,665	189,927
5.00% due 10/01/35	229,908	224,312
5.00% due 12/01/35	345,522	337,114
5.00% due 01/01/36	427,012	416,619
5.00% due 04/01/36	3,460,512	3,376,293
5.00% due 07/01/36	148,777	145,063
5.50% due 07/01/34	69,785	69,557
5.50% due 07/01/35	133,985	133,463
5.50% due 04/01/37	204,332	203,410
5.50% due 05/01/37	77,056	76,708
5.50% due 08/01/37	1,814,435	1,806,239
5.50% due 09/01/37	118,000	117,467
5.50% due 01/01/38	19,895	19,808
5.50% due October TBA	9,490,000	9,439,589
5.78% due 01/01/37(2)	61,710	62,918
5.81% due 01/01/37(2)	88,415	89,414
5.95% due 10/01/36(2)	163,038	166,533
6.00% due 08/01/26	339,188	344,630
6.00% due 12/01/33	91,318	92,927
6.00% due 12/01/36	71,170	72,113
6.00% due 11/01/37	178,153	180,513
6.50% due 05/01/16	6,786	7,030
6.50% due 05/01/29	10,009	10,362
6.50% due 03/01/36	48,913	50,217
6.50% due 05/01/36	1,491	1,531
6.50% due 11/01/37	139,745	143,449
6.88% due 09/15/10	37,000	39,531
7.00% due 04/01/32	17,090	17,963
7.50% due 08/01/23	743	807
7.50% due 08/01/25	2,401	2,608
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(6)	111,827	108,648
Series 2586, Class NK 3.50% due 08/15/16(6)	46,023	45,457
Series 3026, Class PC 4.50% due 01/15/34(6)	150,000	139,185

Security Description	Principal Amount	Market Value (Note 2)(18)
Federal Home Loan Mtg. Corp. (continued)
Series 3102, Class PG 5.00% due 11/15/28(6)	$78,000	$78,459
Series 3317, Class PD 5.00% due 09/15/31(6)	100,000	99,489
Series 3116, Class PD 5.00% due 10/15/34(6)	150,000	144,739
Series 3312, Class LB 5.50% due 11/15/25(6)	250,000	246,962
Series 3349, Class HB 5.50% due 06/15/31(6)	87,000	87,732
Series 1577, Class PK 6.50% due 09/15/23(6)	40,000	41,806
Series 1226, Class Z 7.75% due 03/15/22(6)	2,576	2,684
		20,678,035
Federal National Mtg. Assoc. — 18.6%
4.56% due 01/01/15	616,146	595,504
4.75% due 12/15/10	21,000	21,704
4.85% due 11/01/15	624,258	595,024
5.00% due 03/01/18	30,107	30,206
5.00% due 06/01/19	12,420	12,422
5.00% due 02/01/20	57,756	57,766
5.00% due 04/01/20	607,564	605,766
5.00% due 05/01/35	24,156	23,576
5.00% due 10/01/35	2,523,124	2,462,507
5.00% due 12/01/36	4,015,292	3,918,826
5.00% due 01/01/37	227,837	222,172
5.00% due 07/01/37	147,685	144,013
5.00% due October TBA	4,525,000	4,409,047
5.50% due 03/01/18	58,729	59,675
5.50% due 05/01/20	252,229	254,951
5.50% due 06/01/20	320,521	323,980
5.50% due 05/01/21	442,542	446,764
5.50% due 11/01/22	1,702,670	1,718,020
5.50% due 12/01/33	180,390	180,421
5.50% due 06/01/34	54,426	54,384
5.50% due 06/01/35	1,434,900	1,432,902
5.50% due 12/01/35	124,028	123,856
5.50% due 02/01/36(2)	53,712	54,562
5.50% due 06/01/36	834,835	835,499
5.50% due 11/01/36	55,180	55,078
5.50% due 12/01/36	64,369	64,250
5.50% due 05/01/37	1,754,562	1,751,198
5.50% due 07/01/37	936,246	934,451
5.50% due 02/01/38	672,481	671,124
5.50% due 05/01/38	2,471,014	2,466,030
5.92% due 10/01/11	434,058	443,358
6.00% due 06/01/17	27,888	28,538
6.00% due 06/01/21	999,683	1,019,529
6.00% due 12/01/33	84,215	85,700
6.00% due 05/01/34	60,797	61,773
6.00% due 07/01/34	19,263	19,560
6.00% due 10/01/36	104,597	106,065
6.00% due 04/01/38	21,260	21,555
6.00% due October TBA	2,865,000	2,917,825
6.06% due 09/01/11	209,912	215,572
6.38% due 08/01/11	276,172	288,452
6.50% due 09/01/32	72,181	74,581

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
6.50% due 07/01/36	$41,746	$42,854
6.50% due October TBA	9,275,000	9,509,769
7.00% due 06/01/37	521,638	545,636
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	95,000	94,587
		40,001,032
Government National Mtg. Assoc. — 0.4%
4.50% due 09/15/35	437,876	418,363
4.50% due 10/15/35	199,053	190,183
6.00% due 11/15/28	137,695	140,681
7.00% due 07/15/33	43,087	45,279
7.50% due 01/15/32	14,443	15,564
8.00% due 02/15/31	3,265	3,584
8.50% due 11/15/17	2,588	2,834
9.00% due 11/15/21	843	927
Government National Mtg. Assoc., REMIC Series 2005-74 Class HB 7.50% due 09/16/35(6)	3,597	3,809
Series 2005-74 Class HC 7.50% due 09/16/35(6)	21,778	22,896
		844,120
Total U.S. Government Agencies (cost $61,379,983)		61,523,187
U.S. GOVERNMENT TREASURIES — 0.7%
United States Treasury Bonds — 0.0%
4.38% due 02/15/38	12,000	12,153
4.50% due 05/15/38	9,000	9,291
5.00% due 05/15/37	15,000	16,686
6.25% due 08/15/23	4,000	4,803
		42,933
United States Treasury Notes — 0.7%
2.63% due 05/31/10	850,000	859,496
3.63% due 01/15/10	3,000	3,069
4.00% due 08/15/18	20,000	20,284
4.25% due 11/15/17	5,000	5,182
4.50% due 02/28/11	38,000	40,200
4.50% due 03/31/12	500,000	531,953
5.13% due 05/15/16	10,000	11,005
		1,471,189
Total U.S. Government Treasuries (cost $1,496,143)		1,514,122
Total Long-Term Investment Securities (cost $220,796,632)		217,474,627
SHORT-TERM INVESTMENT SECURITIES — 1.2%
U.S. Government Agencies — 1.2%
Federal Home Loan Bank Disc. Notes 0.10% due 10/01/08 (cost $2,600,000)	2,600,000	2,600,000

Security Description	Principal Amount	Market Value (Note 2)(18)
REPURCHASE AGREEMENTS — 5.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $703,007 and collateralized by $685,000 of Federal Home Loan Bank Bonds, bearing interest at 5.38%, due 09/30/22 and having an approximate value of $721,097	$703,000	$703,000
BNP Paribas SA Joint Repurchase Agreement(16)	2,375,000	2,375,000
State Street Bank & Trust Co. Joint Repurchase Agreement(16)	8,000,000	8,000,000
UBS Securities, LLC Joint Repurchase Agreement(16)	1,391,000	1,391,000
Total Repurchase Agreements (cost $12,469,000)		12,469,000
TOTAL INVESTMENTS (cost $235,865,632)(17)	108.0%	232,543,627
Liabilities in excess of other assets	(8.0)	(17,163,899)
NET ASSETS	100.0%	$215,379,728

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $8,649,432 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(4)  Commercial Mortgage Backed Security

(5)  Variable Rate Security — the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.

(6)  Collateralized Mortgage Obligation

(7)  Fair valued security; see Note 2

(8)  Illiquid security. At September 30, 2008, the aggregate value of these securities was $3,500 representing 0.0% of net assets.

(9)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Moderate Growth Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a

Seasons Series Trust Multi-Managed Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the Multi-Managed Moderate Growth Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$3,500	$70.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	25,000	0	0	0.00	0.00%
				$3,500		0.00%

(10)  Perpetual maturity — maturity date reflects the next call date.

(11)  Company has filed Chapter 11 bankruptcy protection.

(12)  Brazilian inflation linked security. Income is linked to Brazil's IPCA Consumer Price Index.

(13)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2008.

(14)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

(18)  Denominated in United States dollars unless otherwise indicated.

(19)  Bond in default

(20)  PIK ("Payment-in-kind) security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stock.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
244	Short	U.S. Treasury 10 YR Notes	December 2008	$28,205,303	$27,968,500	$236,803
87	Long	U.S. Treasury 5 YR Notes	December 2008	9,734,914	9,764,391	29,477
38	Long	U.S. Treasury 2 YR Notes	December 2008	8,066,210	8,110,625	44,415
26	Long	LIFFE Long Gilt	December 2008	5,180,284	5,197,446	17,162
36	Long	Euro-Bund	December 2008	5,763,609	5,818,791	55,182
10	Long	U.S. Treasury Long Bonds	December 2008	1,227,265	1,171,719	(55,546)
						$327,493

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	5,643,000	USD	3,269,409	12/17/2008	$346,361
*	CLP	463,100,000	USD	856,324	11/28/2008	19,114
						365,475
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	USD	1,508,715	BRL	2,637,000	12/17/2008	$(142,761)
*	USD	838,949	CLP	463,100,000	11/28/2008	(1,739)
						(144,500)
Net Unrealized Appreciation (Depreciation)						$220,975

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

CLP — Chilean Peso

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
U.S. Government Agencies	45.5%
Diversified Financial Services	14.7
Computers	3.1
Finance-Investment Banker/Broker	2.8
Electric-Integrated	2.4
Agricultural Chemicals	2.4
Medical-Biomedical/Gene	2.3
U.S. Government Treasuries	2.0
Oil Companies-Integrated	1.7
Real Estate Investment Trusts	1.7
Banks-Super Regional	1.5
Telephone-Integrated	1.5
Foreign Government Agencies	1.4
Banks-Commercial	1.1
Oil Companies-Exploration & Production	1.0
Insurance-Multi-line	0.9
Retail-Drug Store	0.9
Medical-Drugs	0.8
Enterprise Software/Service	0.8
Special Purpose Entities	0.7
Cosmetics & Toiletries	0.7
Insurance-Property/Casualty	0.7
Engineering/R&D Services	0.7
Multimedia	0.7
Agricultural Operations	0.7
Food-Misc.	0.7
Web Portals/ISP	0.6
Entertainment Software	0.6
Investment Management/Advisor Services	0.5
Cable TV	0.5
Airlines	0.5
Insurance Brokers	0.5
Retail-Discount	0.5
Brewery	0.5
Aerospace/Defense	0.5
Banks-Money Center	0.4
Real Estate Operations & Development	0.4
Diversified Minerals	0.4
Optical Supplies	0.4
Metal Processors & Fabrication	0.4
Beverages-Non-alcoholic	0.4
Pipelines	0.4
Wireless Equipment	0.4
Broadcast Services/Program	0.4
Medical Products	0.4
Telecom Services	0.3
Oil-Field Services	0.3
Diversified Operations	0.3
Diversified Manufacturing Operations	0.3
Banks-Fiduciary	0.3
Tobacco	0.3
Repurchase Agreements	0.3
Electronic Components-Semiconductors	0.3
Finance-Other Services	0.3
Insurance-Life/Health	0.3
Electric-Generation	0.3
Casino Hotels	0.3
Cellular Telecom	0.3
Aerospace/Defense-Equipment	0.3
Retail-Regional Department Stores	0.2
Applications Software	0.2
Commercial Services-Finance	0.2
Real Estate Management/Services	0.2
Insurance-Mutual	0.2
Pharmacy Services	0.2
Steel-Producers	0.2
Audio/Video Products	0.2
Electric-Transmission	0.2
Television	0.2
Office Automation & Equipment	0.2
Medical Labs & Testing Services	0.2
Computer Services	0.2
Industrial Gases	0.2
Networking Products	0.2
Medical-Wholesale Drug Distribution	0.2
Medical Instruments	0.2
Property Trust	0.2
Gas-Distribution	0.2
Coal	0.2
Finance-Auto Loans	0.2
Building-Residential/Commercial	0.2
Transport-Marine	0.1
Therapeutics	0.1
Finance-Commercial	0.1
Transport-Services	0.1
Electronic Parts Distribution	0.1
Steel-Specialty	0.1
Paper & Related Products	0.1
Airport Development/Maintenance	0.1
Electronic Forms	0.1
Medical-Hospitals	0.1
Oil Refining & Marketing	0.1
Rental Auto/Equipment	0.1
Transport-Air Freight	0.1
Food-Retail	0.1
Chemicals-Specialty	0.1
Beverages-Wine/Spirits	0.1
Apparel Manufacturers	0.1
Savings & Loans/Thrifts	0.1
Retail-Consumer Electronics	0.1
Cruise Lines	0.1
Telecom Equipment-Fiber Optics	0.1
Internet Infrastructure Software	0.1
Containers-Paper/Plastic	0.1
Food-Meat Products	0.1
Metal-Diversified	0.1
Fixed Income Bond Funds	0.1
Electric Products-Misc.	0.1
Medical-HMO	0.1
Transport-Rail	0.1
Electronic Measurement Instruments	0.1
Insurance-Reinsurance	0.1
Retail-Building Products	0.1
Chemicals-Diversified	0.1
Finance-Credit Card	0.1
Metal-Aluminum	0.1
114.2%
Credit Quality†#
Government — Agency	51.8%
Government — Treasury	2.3
AAA	12.4
AA	2.3
A	9.4
BBB	14.8
BB	1.4
B	0.8
CCC	0.3
Not Rated@	4.5
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK — 26.8%
Aerospace/Defense — 0.5%
Boeing Co.	1,600	$91,760
General Dynamics Corp.	1,300	95,707
Lockheed Martin Corp.	2,800	307,076
Raytheon Co.	4,900	262,199
		756,742
Aerospace/Defense-Equipment — 0.2%
United Technologies Corp.	5,100	306,306
Agricultural Chemicals — 2.3%
Monsanto Co.	17,780	1,759,864
Potash Corp. of Saskatchewan, Inc.	15,285	2,017,773
Syngenta AG(1)	865	183,667
		3,961,304
Agricultural Operations — 0.5%
Archer-Daniels-Midland Co.	10,200	223,482
Bunge, Ltd.	9,840	621,691
		845,173
Apparel Manufacturers — 0.1%
Coach, Inc.†	4,600	115,184
Polo Ralph Lauren Corp.	800	53,312
		168,496
Applications Software — 0.2%
Citrix Systems, Inc.†	400	10,104
Microsoft Corp.	15,000	400,350
		410,454
Audio/Video Products — 0.2%
Sony Corp. ADR	11,500	355,005
Banks-Commercial — 0.0%
BB&T Corp.	1,500	56,700
Banks-Fiduciary — 0.3%
Northern Trust Corp.	2,500	180,500
The Bank of New York Mellon Corp.	8,715	283,935
		464,435
Banks-Super Regional — 0.9%
Bank of America Corp.	9,100	318,500
PNC Financial Services Group, Inc.	5,500	410,850
SunTrust Banks, Inc.	1,600	71,984
US Bancorp	7,200	259,344
Wells Fargo & Co.	13,000	487,890
		1,548,568
Beverages-Non-alcoholic — 0.4%
PepsiCo, Inc.	4,700	334,969
The Coca-Cola Co.	6,800	359,584
		694,553
Beverages-Wine/Spirits — 0.0%
Diageo PLC ADR	1,100	75,746
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	1,100	71,368
Cable TV — 0.0%
Comcast Corp., Special Class A	3,400	67,048
Casino Hotels — 0.1%
Boyd Gaming Corp.	15,820	148,075

Security Description	Shares	Market Value (Note 2)(18)
Commercial Services-Finance — 0.1%
The Western Union Co.	4,100	$101,147
Computers — 3.1%
Apple, Inc.†	21,165	2,405,614
Hewlett-Packard Co.	8,300	383,792
International Business Machines Corp.	3,500	409,360
Research In Motion, Ltd.†	29,230	1,996,409
		5,195,175
Cosmetics & Toiletries — 0.7%
Colgate-Palmolive Co.	4,800	361,680
Procter & Gamble Co.	11,800	822,342
		1,184,022
Cruise Lines — 0.1%
Carnival Corp.	2,800	98,980
Royal Caribbean Cruises, Ltd.	1,500	31,125
		130,105
Diversified Manufacturing Operations — 0.2%
General Electric Co.	9,200	234,600
Honeywell International, Inc.	3,300	137,115
		371,715
Diversified Minerals — 0.4%
Cia Vale do Rio Doce ADR	37,550	719,082
Electric Products-Misc. — 0.1%
Emerson Electric Co.	3,300	134,607
Electric-Integrated — 0.7%
Dominion Resources, Inc.	6,700	286,626
FPL Group, Inc.	4,100	206,230
Northeast Utilities	6,300	161,595
PG&E Corp.	6,700	250,915
Progress Energy, Inc.	4,700	202,711
		1,108,077
Electronic Components-Semiconductors — 0.2%
Intel Corp.	16,200	303,426
Texas Instruments, Inc.	3,500	75,250
		378,676
Electronic Forms — 0.1%
Adobe Systems, Inc.†	5,100	201,297
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,800	53,388
Engineering/R&D Services — 0.7%
ABB, Ltd.†(1)	62,074	1,190,870
Enterprise Software/Service — 0.8%
Oracle Corp.†	62,605	1,271,508
Entertainment Software — 0.6%
Activision Blizzard, Inc.†	25,500	393,465
Electronic Arts, Inc.†	14,515	536,910
		930,375
Finance-Investment Banker/Broker — 0.5%
Citigroup, Inc.	9,100	186,641
JPMorgan Chase & Co.	11,600	541,720
Morgan Stanley	1,500	34,500
The Goldman Sachs Group, Inc.	1,000	128,000
		890,861
Finance-Other Services — 0.3%
CME Group, Inc.	1,195	443,954

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK (continued)
Food-Misc. — 0.6%
Campbell Soup Co.	5,700	$220,020
General Mills, Inc.	1,900	130,568
Kellogg Co.	4,200	235,620
Kraft Foods, Inc., Class A	11,400	373,350
		959,558
Food-Retail — 0.1%
The Kroger Co.	4,500	123,660
Independent Power Producers — 0.0%
Mirant Corp.†	62	1,134
Industrial Gases — 0.2%
Praxair, Inc.	4,400	315,656
Insurance Brokers — 0.2%
AON Corp.	8,100	364,176
Insurance-Life/Health — 0.2%
Prudential Financial, Inc.	3,800	273,600
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	1,200	49,188
MetLife, Inc.	2,300	128,800
		177,988
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	9,215	160,710
Internet Security — 0.0%
McAfee, Inc.†	400	13,584
Medical Instruments — 0.2%
Medtronic, Inc.	2,900	145,290
St. Jude Medical, Inc.†	3,000	130,470
		275,760
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	3,400	175,678
Medical Products — 0.3%
Baxter International, Inc.	2,800	183,764
Johnson & Johnson	4,500	311,760
		495,524
Medical-Biomedical/Gene — 2.3%
Amgen, Inc.†	4,200	248,934
Amylin Pharmaceuticals, Inc.†	2,500	50,550
Celgene Corp.†	21,285	1,346,915
Genzyme Corp.†	2,500	202,225
Gilead Sciences, Inc.†	44,420	2,024,663
		3,873,287
Medical-Drugs — 0.7%
Abbott Laboratories	5,000	287,900
Eli Lilly & Co.	1,100	48,433
Merck & Co., Inc.	3,900	123,084
Pfizer, Inc.	10,400	191,776
Roche Holding AG(1)	2,414	376,311
Schering-Plough Corp.	9,200	169,924
		1,197,428
Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	8,370	659,389
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	670	38,089

Security Description	Shares	Market Value (Note 2)(18)
Multimedia — 0.1%
The Walt Disney Co.	3,200	$98,208
Time Warner, Inc.	4,800	62,928
		161,136
Networking Products — 0.2%
Cisco Systems, Inc.†	13,500	304,560
Oil Companies-Exploration & Production — 0.9%
Apache Corp.	3,680	383,750
EOG Resources, Inc.	5,400	483,084
Occidental Petroleum Corp.	8,990	633,346
XTO Energy, Inc.	1,275	59,313
		1,559,493
Oil Companies-Integrated — 1.6%
Chevron Corp.	4,900	404,152
ConocoPhillips	1,900	139,175
Exxon Mobil Corp.	9,400	730,004
Hess Corp.	17,460	1,433,117
Marathon Oil Corp.	800	31,896
		2,738,344
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	2,500	75,750
Oil-Field Services — 0.3%
Baker Hughes, Inc.	900	54,486
Schlumberger, Ltd.	4,800	374,832
Weatherford International, Ltd.†	3,300	82,962
		512,280
Optical Supplies — 0.4%
Alcon, Inc.	4,435	716,297
Pharmacy Services — 0.2%
Express Scripts, Inc.†	4,300	317,426
Medco Health Solutions, Inc.†	1,000	45,000
		362,426
Retail-Building Products — 0.1%
Home Depot, Inc.	3,400	88,026
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	300	10,263
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,400	165,000
Retail-Discount — 0.5%
Target Corp.	3,500	171,675
Wal-Mart Stores, Inc.	9,800	586,922
		758,597
Retail-Drug Store — 0.8%
CVS Caremark Corp.	37,965	1,277,902
Walgreen Co.	1,300	40,248
		1,318,150
Retail-Jewelry — 0.0%
Tiffany & Co.	700	24,864
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	4,200	193,536
Macy's, Inc.	1,900	34,162
		227,698
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	800	22,904

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)(18)
COMMON STOCK (continued)
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	10,400	$162,656
Telecom Services — 0.1%
TW Telecom, Inc.†	18,650	193,773
Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	512	1,147
Telephone-Integrated — 0.4%
AT&T, Inc.	19,347	540,168
Sprint Nextel Corp.	2,800	17,080
Verizon Communications, Inc.	2,700	86,643
		643,891
Therapeutics — 0.1%
ImClone Systems, Inc.†	3,700	231,028
Tobacco — 0.1%
Philip Morris International, Inc.	4,300	206,830
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	2,800	176,092
Web Portals/ISP — 0.6%
Google, Inc., Class A†	2,290	917,191
Yahoo!, Inc.†	4,200	72,660
		989,851
Wireless Equipment — 0.2%
Nokia Oyj ADR	8,100	151,065
QUALCOMM, Inc.	4,800	206,256
		357,321
Total Common Stock (cost $43,594,366)		45,348,430
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	5,200	41,704
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	2,050	22,775
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(3)	5,000	95,250
Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp.	900	1,467
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	5,600	77,224
Total Preferred Stock (cost $452,763)		238,420
ASSET BACKED SECURITIES — 14.4%
Diversified Financial Services — 14.4%
AESOP Funding II LLC, Series 2003-5A, Class A2 3.57% due 12/20/09*(2)	$100,000	98,727
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	975,000	966,735

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	$67,217	$62,889
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	452,111	442,804
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	100,309	98,228
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	280,285	270,879
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)	325,000	306,748
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(4)(5)	100,000	90,761
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(4)	72,000	57,231
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	900,000	754,468
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.38% due 05/20/36(5)(6)	197,233	157,476
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(6)	194,925	137,054
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(4)(5)	145,000	123,756
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(4)	1,000,000	910,100
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(4)	135,000	128,235
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	455,000	381,403
Capital One Auto Finance Trust, Series 2007-B, Class A3B 2.49% due 04/15/12(2)	39,294	37,638
Capital One Auto Finance Trust, Series 2006-C, Class A3B 2.50% due 07/15/11(2)	51,535	49,744
Capital One Auto Finance Trust, Series 2006-A, Class A4 2.50% due 12/15/12(2)	410,000	372,160
Capital One Auto Finance Trust, Series 2006-C, Class A4 2.52% due 05/15/13(2)	170,000	141,838
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.53% due 10/15/12(2)	34,793	32,459

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	$122,599	$113,946
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	78,587	75,874
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.01% due 07/25/37(5)(6)	171,130	156,072
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(4)(5)	115,000	91,378
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(4)(5)	295,000	270,634
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	182,000	186,616
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(4)(5)	700,000	632,690
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(4)	297,000	287,369
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	261,601	204,539
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	191,393	181,475
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(4)(5)	900,000	807,529
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	190,000	162,269
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	216,803
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(4)	45,000	41,268
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(4)(5)	20,000	19,059
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(4)	1,000,000	899,063
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.79% due 03/06/20*(2)(4)(7)	180,000	160,200
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	600,000	561,539
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(5)(6)	89,823	72,165

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.32% due 04/25/35(5)(6)	$178,414	$152,249
Hertz Vehicle Financing LLC, Series 2005-2A, Class A1 3.35% due 02/25/10*(2)	175,000	171,547
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 3.46% due 11/25/11*(2)	85,000	74,821
Impac CMB Trust, Series 2005-4, Class 1A1A 3.48% due 05/25/35(2)(6)	265,875	169,343
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	700,000	685,505
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	250,000	197,393
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	40,000	33,371
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(4)(5)	1,075,000	972,058
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(4)	550,000	474,026
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(4)(5)	175,000	118,166
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(4)(5)	220,000	180,035
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	103,000	104,201
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(4)	450,000	441,613
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	340,000	295,300
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.54% due 12/25/34(5)(6)	261,770	231,287
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	650,000	585,295
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(4)(5)	1,300,000	1,262,342

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	$1,335,000	$1,203,712
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/18(4)(5)	600,000	531,080
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	167,301	167,242
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	205,000	204,495
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	231,109	189,069
MortgageIT Trust, Series 2005-4, Class A1 3.49% due 10/25/35(2)(6)	595,879	372,774
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(4)	500,000	505,207
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	185,000	148,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	215,519
Providian Master Note Trust, Series 2006-B1A, Class B1 5.35% due 03/15/13*	320,000	306,426
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	422,995	387,846
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.14% due 10/15/12(2)	308,885	284,077
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(6)	301,253	285,230
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(5)(6)	373,430	322,582
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	85,855	82,878
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	660,000	636,465
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 2.51% due 10/15/13*(2)	170,000	150,102
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(5)(6)	561,870	484,260
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(5)(6)	677,241	578,549

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(5)(6)	$259,521	$209,106
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)(6)	113,498	94,658
Total Asset Backed Securities (cost $26,895,584)		24,269,650
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(7)(8)(9) (cost $10,000)	10,000	7,000
CORPORATE BONDS & NOTES — 18.6%
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	56,000	55,155
United Technologies Corp. Notes 6.13% due 07/15/38	26,000	25,120
		80,275
Agricultural Chemicals — 0.0%
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	25,000	22,656
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	15,000	14,250
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	25,000	25,882
		62,788
Agricultural Operations — 0.2%
Cargill, Inc. Notes 5.60% due 09/15/12*	260,000	256,876
Airlines — 0.5%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	95,469	86,877
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	40,000	31,200
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	350,000	349,125
Continental Airlines, Inc. Series 2003-CB6, Class A2 6.65% due 03/15/19	39,668	33,718
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	70,000	50,050

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	$28,931	$25,532
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	285,189	270,955
		847,457
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	35,000	12,950
General Motors Corp. Senior Notes 7.13% due 07/15/13	58,000	26,680
		39,630
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	36,000	36,414
Banks-Commercial — 0.3%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	9,000	8,667
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	40,000	29,811
Credit Suisse New York Senior Notes 5.00% due 05/15/13	36,000	33,361
First Maryland Capital II Bank Guar. 3.65% due 02/01/27(2)	64,000	42,160
KeyBank NA Sub. Notes 5.45% due 03/03/16	42,000	24,369
KeyBank NA Sub. Notes 7.41% due 10/15/27	10,000	8,227
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	58,000	43,284
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	30,000	18,409
Sovereign Bank Sub. Notes 8.75% due 05/30/18	433,000	295,976
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	70,000	63,309
		567,573

Security Description	Principal Amount	Market Value (Note 2)(18)
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. 3.82% due 06/15/37(2)	$50,000	$32,980
The Bank of New York Mellon Corp. Senior Notes 5.13% due 08/27/13	30,000	28,600
		61,580
Banks-Super Regional — 0.6%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	39,000	35,281
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	200,000	170,199
Bank of America Corp. Senior Notes 5.38% due 09/11/12	75,000	69,802
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	159,201
Bank of America Corp. Senior Notes 6.00% due 09/01/17	100,000	86,261
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	49,000	40,920
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	40,000	30,019
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	290,000	255,286
Huntington Capital Trust I Company Guar. 3.50% due 02/01/27(2)	40,000	15,778
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	58,000	58,080
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(2)(10)	30,000	20,649
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	18,000	16,546
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	59,000	56,631
		1,014,653
Broadcast Services/Program — 0.3%
Liberty Media LLC Senior Notes 7.75% due 07/15/09	290,000	290,543
Liberty Media LLC Bonds 7.88% due 07/15/09	30,000	30,093

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program (continued)
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	$20,000	$15,000
Turner Broadcasting Senior Notes 8.38% due 07/01/13	160,000	165,178
		500,814
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	30,000	29,250
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	60,000	45,600
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	175,750
		250,600
Cable TV — 0.5%
CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15	19,000	12,350
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	43,000	38,700
CCH II LLC/CCH II Capital Corp. Company Guar. Notes Series B 10.25% due 09/15/10	7,000	6,265
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	200,000	209,758
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	53,000	48,829
Comcast Corp. Notes 6.95% due 08/15/37	24,000	20,471
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	130,000	121,128
COX Communications, Inc. Notes 5.88% due 12/01/16*	110,000	101,556
COX Communications, Inc. Bonds 6.95% due 06/01/38*	17,000	15,124
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	250,000	222,390
		796,571

Security Description	Principal Amount	Market Value (Note 2)(18)
Casino Hotels — 0.2%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	$160,000	$120,000
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	55,000	39,737
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	130,000	120,878
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	25,000	22,750
		303,365
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	20,000	13,600
Cellular Telecom — 0.2%
Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(2)	25,000	22,750
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	315,822
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	37,000	24,790
		363,362
Chemicals-Diversified — 0.1%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	19,000	18,361
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	25,000	24,403
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	43,000	43,795
		86,559
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	120,000	112,529
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	35,000	30,100
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	45,000	30,600
		173,229

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Coal — 0.2%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	$270,000	$260,550
Commercial Services-Finance — 0.2%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	225,000	196,020
The Western Union Co. Senior Notes 5.40% due 11/17/11	98,000	98,868
		294,888
Computer Services — 0.2%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	15,000	13,800
Electronic Data Systems Corp. Senior Notes 6.50% due 08/01/13	50,000	50,979
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	266,978
		331,757
Computers — 0.0%
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	39,000	37,778
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	10,000	9,825
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	70,000	71,659
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	100,000	78,000
		149,659
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	16,000	15,240
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	25,000	18,500
Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	35,000	33,405
Citigroup Capital XXI Company Guar. 8.30% due 12/21/57(2)	255,000	189,991

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	$50,000	$47,225
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	85,000	62,666
		333,287
Diversified Manufacturing Operations — 0.1%
Cooper U.S., Inc. Senior Notes 5.45% due 04/01/15	31,000	31,329
General Electric Co. Senior Notes 5.25% due 12/06/17	58,000	50,752
		82,081
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	287,000	143,068
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	77,000	80,092
The AES Corp. Senior Notes 8.00% due 10/15/17	40,000	36,100
The AES Corp. Senior Notes 8.88% due 02/15/11	50,000	49,250
		165,442
Electric-Integrated — 1.4%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	42,000	41,485
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	97,000	82,611
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	235,000	215,352
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	48,000	45,175
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	68,000	59,854
DTE Energy Co. Senior Notes 6.38% due 04/15/33	35,000	29,259
DTE Energy Co. Senior Notes 7.05% due 06/01/11	16,000	16,286
Duke Energy Carolinas LLC Senior Notes 4.20% due 10/01/08	60,000	60,000
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	50,000	47,025

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	$35,000	$34,377
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	50,000	45,939
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	90,000	90,018
Exelon Corp. Senior Notes 6.75% due 05/01/11	36,000	36,271
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	22,000	20,832
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	62,324	59,838
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	14,438
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	22,363	23,034
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	25,000	20,694
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	470,000	483,399
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	19,000	19,002
PacifiCorp 1st. Mortgage Bonds 6.35% due 07/15/38	26,000	23,749
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	59,000	54,868
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	30,000	29,870
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	44,000	39,902
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	30,000	31,126
Public Service Co. of Colorado 1st Mtg. Bonds 5.80% due 08/01/18	20,000	19,309
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	103,000	90,653
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	38,000	36,844
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	63,000	56,448

Security Description	Principal Amount	Market Value (Note 2)(18)
Electric-Integrated (continued)
Southern Energy, Inc. Notes 7.90% due 07/15/09†(7)(8)(9)	$50,000	$0
Southern Power Co. Senior Notes 4.88% due 07/15/15	32,000	29,058
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*	20,000	18,050
Texas Competitive Electric Holdings Co. LLC Senior Notes Series B 10.25% due 11/01/15*	25,000	22,563
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	140,000	139,874
Union Electric Co. Sec. Notes 6.40% due 06/15/17	340,000	324,173
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	40,000	38,625
		2,400,001
Electric-Transmission — 0.2%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	375,000	353,915
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	25,000	21,375
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	60,000	56,295
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(2)	35,000	21,000
		98,670
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	49,000	44,669
Electronic Parts Distribution — 0.1%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	220,000	214,259
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	25,000	23,000
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	60,000	48,238

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Finance-Auto Loans (continued)
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	$4,000	$3,053
GMAC LLC Senior Bonds 6.88% due 09/15/11	55,000	24,540
GMAC LLC Senior Bonds 6.88% due 08/28/12	62,000	24,644
		100,475
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	50,000	47,343
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	135,000	65,876
CIT Group, Inc. Notes 5.85% due 09/15/16	135,000	65,475
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	50,000	50,347
		229,041
Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	80,000	57,847
FIA Card Services NA Senior Notes 7.13% due 11/15/12*	29,000	28,441
		86,288
Finance-Investment Banker/Broker — 2.3%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	60,000	46,003
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	30,000	26,707
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	280,000	251,450
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	38,000	33,333
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	27,000	17,693
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	70,000	48,534
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	95,000	80,510
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	100,000	88,877

Security Description	Principal Amount	Market Value (Note 2)(18)
Finance-Investment Banker/Broker (continued)
Citigroup, Inc. Jr. Sub. 8.40% due 04/30/18(2)(10)	$25,000	$17,016
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	42,000	41,454
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	515,000	458,976
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	80,000	78,043
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	36,000	32,827
Lazard Group LLC Senior Notes 6.85% due 06/15/17	555,000	459,650
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(2)(10)(11)(19)	16,000	2
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16†(11)(19)	19,000	2,375
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14†(11)(19)	40,000	5,000
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(19)	21,000	26
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27†(11)(19)	360,000	45,000
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(19)	26,000	33
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(11)(19)	22,000	2,750
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	170,000	153,140
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	250,000	173,554
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	25,000	18,741
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	130,000	112,440
Morgan Stanley Sub. Notes 4.75% due 04/01/14	410,000	217,339
Morgan Stanley Notes 5.45% due 01/09/17	24,000	14,887
Morgan Stanley Notes 5.55% due 04/27/17	100,000	61,993

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Morgan Stanley Senior Notes 5.75% due 08/31/12	$250,000	$176,309
Morgan Stanley Senior Notes 6.00% due 04/28/15	25,000	17,006
Schwab Capital Trust I Company Guar. 7.50% due 11/15/37(2)	201,000	165,923
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	30,000	29,134
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	145,000	137,954
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	54,000	50,484
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	250,000	252,531
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	110,000	93,246
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	76,296
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	92,092
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	140,000	91,379
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	348,000	232,321
		3,903,028
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	40,667
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	25,000	17,798
		58,465
Finance-Other Services — 0.0%
TIAA Global Markets, Inc. Notes 5.13% due 10/10/12*	30,000	30,549
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	180,000	148,500
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	25,000	25,093

Security Description	Principal Amount	Market Value (Note 2)(18)
Food-Misc. (continued)
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	$22,000	$21,169
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	46,000	41,899
McCormick & Co., Inc. Notes 5.25% due 09/01/13	50,000	50,057
		138,218
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	30,000	25,650
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	15,000	10,875
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	260,000	271,541
Home Furnishings — 0.0%
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(3)	15,000	8,400
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	20,000	17,880
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	55,000	49,500
Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	35,000	34,130
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	25,000	25,094
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	20,000	15,200
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	405,000	352,131
		426,555
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	44,000	43,585
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	38,000	37,359

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Monumental Global Funding II Notes 5.65% due 07/14/11*	$36,000	$37,248
Pricoa Global Funding I Notes 5.30% due 09/27/13*	60,000	59,585
Prudential Financial, Inc. Jr. Sub. Bonds 8.88% due 06/15/38(2)	20,000	18,824
		196,601
Insurance-Multi-line — 0.5%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/38(2)	325,000	276,810
MetLife, Inc. Senior Notes 6.82% due 08/15/18	41,000	38,794
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	70,000	56,402
The Allstate Corp. Senior Notes 7.20% due 12/01/09	78,000	79,212
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	265,000	255,858
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	220,000	184,745
		891,821
Insurance-Mutual — 0.2%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(2)	30,000	21,600
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	440,000	352,775
		374,375
Insurance-Property/Casualty — 0.7%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	270,000	250,672
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	40,000	37,850
Chubb Corp. Senior Notes 6.50% due 05/15/38	24,000	21,708
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(2)	510,000	298,078
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	200,000	208,393
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	134,145

Security Description	Principal Amount	Market Value (Note 2)(18)
Insurance-Property/Casualty (continued)
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	$260,000	$238,676
W.R. Berkley Corp. Senior Sub. Notes 6.25% due 02/15/37	7,000	5,641
		1,195,163
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 5.00% due 08/15/13*	46,000	45,879
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	50,000	48,454
		94,333
Investment Management/Advisor Services — 0.5%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	32,000	31,438
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	460,000	450,812
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	480,000	412,205
		894,455
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	175,000	167,651
Medical Products — 0.1%
Biomet, Inc. Senior Notes 10.38% due 10/15/17	30,000	29,700
Johnson & Johnson Senior Notes 5.85% due 07/15/38	61,000	59,315
Johnson & Johnson Notes 5.95% due 08/15/37	21,000	20,770
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	30,000	27,975
		137,760
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	29,000	27,225
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	33,000	30,225
Wyeth Bonds 5.50% due 02/01/14	56,000	55,511
Wyeth Notes 6.95% due 03/15/11	40,000	42,205
		155,166

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Medical-HMO — 0.1%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	$18,000	$16,434
Humana, Inc. Bonds 8.15% due 06/15/38	25,000	23,640
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	25,000	24,855
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	28,000	24,651
WellPoint, Inc. Notes 5.00% due 01/15/11	15,000	14,913
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	25,000	20,803
		125,296
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	30,000	28,500
HCA, Inc. Senior Notes 6.25% due 02/15/13	50,000	41,750
HCA, Inc. Senior Notes 9.13% due 11/15/14	25,000	24,313
HCA, Inc. Senior Notes 9.25% due 11/15/16	80,000	77,800
IASIS Healthcare LLC / IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	30,000	28,350
		200,713
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	270,000	243,867
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	35,000	33,488
		277,355
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	52,000	50,729
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	45,000	45,216
Alcoa, Inc. Bonds 6.50% due 06/15/18	42,000	39,743
		84,959

Security Description	Principal Amount	Market Value (Note 2)(18)
Multimedia — 0.6%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	$100,000	$86,836
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	93,000	96,496
News America, Inc. Debentures 7.28% due 06/30/28	125,000	117,856
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	35,000	32,300
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	47,000	43,137
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	155,000	153,545
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	58,000	55,138
Time Warner, Inc. Bonds 6.63% due 05/15/29	300,000	239,616
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	54,430
Viacom, Inc. Senior Notes 6.25% due 04/30/16	117,000	105,371
		984,725
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	40,000	40,061
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	15,000	15,675
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	109,000	100,324
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	214,524
Xerox Corp. Senior Notes 6.35% due 05/15/18	20,000	18,282
		348,805
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	105,000	101,588
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	50,000	39,000

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	$20,000	$18,551
		159,139
Oil Companies-Integrated — 0.1%
Hess Corp. Notes 7.13% due 03/15/33	25,000	21,944
Hess Corp. Bonds 7.88% due 10/01/29	40,000	39,098
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	118,000	119,025
		180,067
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	25,000	20,951
Oil Refining & Marketing — 0.1%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	108,000	109,339
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	18,000	15,533
		124,872
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	10,000	9,000
Halliburton Co. Senior Notes 6.70% due 09/15/38	50,000	48,127
		57,127
Paper & Related Products — 0.1%
Bowater, Inc. Notes 6.50% due 06/15/13	20,000	7,700
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	20,000	18,200
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,463
International Paper Co. Notes 7.40% due 06/15/14	165,000	165,253
		195,616
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	35,000	35,175

Security Description	Principal Amount	Market Value (Note 2)(18)
Pipelines — 0.4%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	$60,000	$61,645
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 8.13% due 03/01/16	60,000	54,900
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	35,000	35,181
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	25,000	22,687
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	410,000	410,664
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	37,000	33,364
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	50,000	50,000
		668,441
Property Trust — 0.1%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	265,000	238,236
Publishing-Periodicals — 0.0%
Dex Media West LLC/ Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	1,000	883
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	1,000	610
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	25,000	14,312
		15,805
Real Estate Investment Trusts — 1.7%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	70,914
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	251,936
Colonial Properties Trust Notes 6.25% due 06/15/14	35,000	31,933
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	320,000	310,362
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	190,000	172,746
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	245,000	215,720

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	$240,000	$197,127
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	160,504
Liberty Property LP Senior Notes 5.63% due 10/01/17	60,000	53,613
Liberty Property LP Senior Notes 7.25% due 03/15/11	170,000	172,540
Liberty Property LP Senior Notes 8.50% due 08/01/10	240,000	250,757
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	35,000	34,503
Realty Income Corp. Senior Notes 6.75% due 08/15/19	325,000	293,213
Simon Property Group LP Notes 5.30% due 05/30/13	285,000	266,201
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	330,000	326,890
		2,808,959
Real Estate Management/Services — 0.2%
AMB Property LP Senior Notes 5.45% due 12/01/10	400,000	395,274
Real Estate Operations & Development — 0.4%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	445,000	375,342
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	140,000	126,803
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	162,342
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	17,693
		682,180
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	25,000	15,250
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	277,000	195,095

Security Description	Principal Amount	Market Value (Note 2)(18)
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	$25,000	$15,750
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	31,000	28,278
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	38,000	36,712
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	162,890	154,249
		190,961
Retail-Regional Department Stores — 0.1%
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	210,000	190,308
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	25,000	20,500
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 5.26% due 06/20/13(2)	32,000	23,181
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	90,000	71,050
Western Financial Bank Debentures 9.63% due 05/15/12	78,000	72,723
		166,954
Special Purpose Entities — 0.4%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	45,000	41,997
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	25,000	20,000
Farmers Exchange Capital Notes 7.05% due 07/15/28*	480,000	383,139
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	21,000	18,795
KAR Holdings, Inc. Company Guar. Notes 6.80% due 05/01/14(2)	45,000	35,325
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	29,000	21,025

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	$42,000	$41,173
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	35,000	25,288
The Goldman Sachs Capital III Company Guar. 3.58% due 09/01/12(2)(10)	84,000	29,683
		616,425
Steel-Producers — 0.1%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	80,000	81,248
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	35,000	33,366
Ryerson, Inc. Senior Sec. Notes 10.18% due 11/01/14*(2)	25,000	20,375
United States Steel Corp. Senior Notes 7.00% due 02/01/18	26,000	23,472
		158,461
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	113,000	92,533
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	7,000	6,370
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	5,000	3,425
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	200,000	188,936
		291,264
Telephone-Integrated — 0.5%
AT&T Corp. Senior Notes 7.30% due 11/15/11	35,000	36,347
AT&T, Inc. Notes 5.10% due 09/15/14	130,000	121,588
BellSouth Corp. Senior Notes 6.00% due 10/15/11	100,000	100,200
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	14,000	11,760
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	60,000	55,912

Security Description	Principal Amount	Market Value (Note 2)(18)
Telephone-Integrated (continued)
Verizon Communications, Inc. Notes 6.40% due 02/15/38	$120,000	$100,154
Verizon New York, Inc. Notes 6.88% due 04/01/12	69,000	68,997
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	330,000	264,929
		759,887
Television — 0.2%
Belo Corp. Senior Notes 6.75% due 05/30/13	30,000	26,355
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	180,000	184,856
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	95,000	78,485
ION Media Networks, Inc. Senior Notes 6.04% due 01/15/12*(2)	50,000	38,000
ION Media Networks, Inc. Senior Sec. Notes 9.04% due 01/15/13*(20)	35,881	19,376
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	15,000	2,175
		349,247
Tobacco — 0.2%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	225,000	207,975
Philip Morris International, Inc. Notes 6.38% due 05/16/38	100,000	87,963
		295,938
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	20,000	13,000
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	167,983	164,623
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	28,756	26,312
		190,935
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	25,000	23,816

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Transport-Rail (continued)
CSX Corp. Senior Notes 6.25% due 03/15/18	$43,000	$38,919
		62,735
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	50,000	44,250
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 7.44% due 09/01/14(2)	12,000	9,240
Total Corporate Bonds & Notes (cost $35,919,484)		31,353,188
FOREIGN CORPORATE BONDS & NOTES — 4.9%
Airport Development/Maintenance — 0.1%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	190,631	202,799
Banks-Commercial — 0.8%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(2)(10)	50,000	34,771
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.15% due 12/30/09(2)(10)	55,000	33,550
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(2)(10)	11,000	7,417
HBOS PLC Sub. Notes 5.92% due 10/01/15*(2)(10)	25,000	14,744
HBOS PLC Sub. Notes 6.75% due 05/21/18*	185,000	155,118
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	175,000	148,187
NIB Capital Bank Bonds 5.82% due 12/11/13*(2)(10)	47,000	24,745
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	410,000	431,942
Russian Agricultural Bank Bonds 7.18% due 05/16/13	300,000	244,335
VTB Capital SA Senior Notes 6.25% due 07/02/35*	315,000	220,500
		1,315,309
Banks-Money Center — 0.4%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	650,000	655,672

Security Description	Principal Amount	Market Value (Note 2)(18)
Banks-Money Center (continued)
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 12/29/49	$65,000	$55,787
		711,459
Beverages-Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	94,000	93,043
Brewery — 0.4%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	245,000	261,844
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	90,000	99,000
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	21,000	19,693
SABMiller PLC Notes 6.50% due 07/01/16*	310,000	300,443
SABMiller PLC Senior Notes 6.50% due 07/15/18*	27,000	25,577
		706,557
Broadcast Services/Program — 0.1%
Grupo Televisa SA Senior Notes 6.00% due 05/15/18	18,000	16,988
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	145,000	127,308
		144,296
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	45,000	42,158
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	25,000	25,767
		67,925
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)	20,000	0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	40,000	34,400
Diversified Financial Services — 0.1%
BTM (Curacao) Holdings NV Bank Guar. Notes 4.76% due 07/21/15*(2)	100,000	96,698
Diversified Manufacturing Operations — 0.1%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	25,000	24,750

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	$60,000	$58,793
		83,543
Diversified Operations — 0.2%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	60,000	56,224
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	380,000	347,997
		404,221
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	360,000	283,833
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	7,000	6,815
		290,648
Electric-Integrated — 0.3%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	54,000	53,527
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	235,000	230,675
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	275,000	275,450
TransAlta Corp. Senior Notes 6.65% due 05/15/18	17,000	16,048
		575,700
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	4,000	2,060
Food-Retail — 0.0%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	57,000	53,988
Insurance-Multi-line — 0.3%
Aegon NV Sub. Bonds 4.63% due 07/15/14(2)(10)	78,000	29,640
AXA SA Sub. Notes 8.60% due 12/15/30	310,000	301,051
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	135,000	129,638
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	35,000	30,274
		490,603

Security Description	Principal Amount	Market Value (Note 2)(18)
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	$28,000	$23,802
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.56% due 12/01/13(2)	50,000	36,000
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	8,775
		44,775
Medical-Drugs — 0.0%
Elan Finance PLC / Elan Finance Corp. Company Guar. Bonds 7.75% due 11/15/11	40,000	36,200
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	120,000	107,838
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	29,000	28,966
Oil Companies-Exploration & Production — 0.0%
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	35,000	30,975
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	28,000	10,640
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	26,000	24,732
Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	35,000	34,076
Real Estate Operations & Development — 0.1%
Brookfield Asset Management., Inc. Notes 8.13% due 12/15/08	70,000	70,323
Satellite Telecom — 0.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	40,000	37,000
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	5,000	4,575
		41,575
Special Purpose Entities — 0.3%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(10)	104,000	62,400

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
FOREIGN CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	$440,000	$461,343
		523,743
Steel-Producers — 0.1%
ArcelorMittal Notes 6.13% due 06/01/18*	225,000	199,375
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 10/20/17*	220,000	210,934
Telecom Services — 0.1%
TELUS Corp. Notes 8.00% due 06/01/11	78,000	82,607
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	25,000	15,312
Telephone-Integrated — 0.6%
British Telecom PLC Senior Notes 5.15% due 01/15/13	275,000	256,650
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10	250,000	259,520
France Telecom SA Bonds 7.75% due 03/01/11	120,000	125,939
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	38,000	32,044
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	380,000	380,110
		1,054,263
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*	328,000	242,838
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11	60,000	62,028
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38	40,000	38,272
Wireless Equipment — 0.2%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	325,000	307,460
Total Foreign Corporate Bonds & Notes (cost $9,407,691)		8,463,983

Security Description	Principal Amount		Market Value (Note 2)(18)
FOREIGN GOVERNMENT AGENCIES — 1.4%
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/10(12)	BRL	960,000	$851,050
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,330,000	1,013,721
Federal Republic of Brazil Notes 8.00% due 01/15/18		40,000	42,900
Federal Republic of Brazil Bonds 10.50% due 07/14/14		75,000	94,500
Province of Quebec Bonds 7.50% due 09/15/29		81,000	103,043
Republic of Argentina Bonds 3.13% due 08/03/12(2)		105,000	37,957
Republic of Argentina Bonds 8.28% due 12/31/33		60,577	34,604
Republic of Turkey Senior Bonds 11.88% due 01/15/30		100,000	143,630
Republic of Venezuela Notes 8.50% due 10/08/14		40,000	31,500
Russian Federation Bonds 7.50% due 03/31/30*(13)		40,180	40,582
Total Foreign Government Agencies (cost $2,695,936)			2,393,487
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 4.86% due 12/15/13(14)(15) (cost $230,887)		230,888	152,722
MUNICIPAL BONDS & NOTES — 0.1%
Fixed Income Bond Funds — 0.1%
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17 (cost $128,252)		125,000	141,464
U.S. GOVERNMENT AGENCIES — 44.7%
Federal Home Loan Mtg. Corp. — 12.6%
4.13% due 07/12/10		124,000	126,092
5.00% due 07/01/20		59,526	59,246
5.00% due 12/01/20		119,226	118,665
5.00% due 05/01/21		1,105,404	1,100,202
5.00% due 07/01/21		391,412	389,570
5.00% due 05/01/34		323,787	316,110
5.00% due 06/01/34		419,722	409,770
5.00% due 07/01/35		82,730	80,717
5.00% due 08/01/35		351,711	343,151
5.00% due 10/01/35		413,361	403,301
5.00% due 11/01/35		351,774	343,213

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 07/01/36	$4,140,019	$4,036,675
5.00% due October TBA	3,750,000	3,652,733
5.50% due 07/01/34	139,570	139,114
5.50% due 07/01/35	75,789	75,494
5.50% due 05/01/37	241,610	240,519
5.50% due 06/01/37	63,765	63,477
5.50% due 08/01/37	1,806,232	1,798,073
5.50% due 10/01/37	41,249	41,063
5.50% due 11/01/37	401,984	400,168
5.50% due 01/01/38	387,948	386,256
5.50% due October TBA	2,815,000	2,800,047
5.78% due 01/01/37(2)	127,277	129,768
5.81% due 01/01/37(2)	200,944	203,214
5.95% due 10/01/36(2)	338,968	346,234
6.00% due 09/01/26	390,592	396,858
6.00% due 12/01/33	74,422	75,734
6.00% due 08/01/36	117,575	119,133
6.00% due 11/01/37	366,106	370,956
6.50% due 05/01/16	13,571	14,060
6.50% due 05/01/29	15,013	15,542
6.50% due 07/01/35	19,636	20,255
6.50% due 03/01/36	113,111	116,127
6.50% due 05/01/36	3,728	3,827
6.88% due 09/15/10	79,000	84,404
7.00% due 04/01/32	34,181	35,927
Federal Home Loan Mtg. Corp., REMIC Series 2635, Class NJ 3.00% due 03/15/17(6)	140,686	136,686
Series 2586, Class NK 3.50% due 08/15/16(6)	58,967	58,242
Series 3026, Class PC 4.50% due 01/15/34(6)	335,000	310,845
Series 3102, Class PG 5.00% due 11/15/28(6)	165,000	165,971
Series 3317, Class PD 5.00% due 09/15/31(6)	215,000	213,902
Series 3116, Class PD 5.00% due 10/15/34(6)	335,000	323,250
Series 3312, Class LB 5.50% due 11/15/25(6)	570,000	563,074
Series 3349, Class HB 5.50% due 06/15/31(6)	173,000	174,455
Series 1577, Class PK 6.50% due 09/15/23(6)	60,000	62,709
Series 1226, Class Z 7.75% due 03/15/22(6)	3,678	3,833
		21,268,662
Federal National Mtg. Assoc. — 31.3%
4.56% due 01/01/15	821,525	794,002
4.75% due 12/15/10	69,000	71,314
4.85% due 11/01/15	816,337	778,108
5.00% due 03/01/18	170,561	171,123
5.00% due 06/01/19	37,822	37,828
5.00% due 07/01/22	908,925	903,485
5.00% due 05/01/35	3,263	3,185
5.00% due 09/01/35	241,456	235,656
5.00% due 10/01/35	905,090	883,346

Security Description	Principal Amount	Market Value (Note 2)(18)
Federal National Mtg. Assoc. (continued)
5.00% due 12/01/36	$3,452,171	$3,369,234
5.00% due 01/01/37	103,335	100,766
5.00% due 07/01/37	55,316	53,941
5.00% due October TBA	4,445,000	4,331,097
5.50% due 03/01/18	129,204	131,285
5.50% due 08/01/21	687,498	694,057
5.50% due 10/01/21	833,864	841,819
5.50% due 12/01/21	618,307	624,206
5.50% due 06/01/22	66,152	66,748
5.50% due 11/01/22	2,490,270	2,512,721
5.50% due 05/01/34	102,776	102,793
5.50% due 06/01/34	120,947	120,854
5.50% due 09/01/35	5,370,058	5,362,583
5.50% due 12/01/35	286,818	286,419
5.50% due 02/01/36(2)	124,210	126,175
5.50% due 06/01/36	2,641,231	2,643,332
5.50% due 08/01/36	31,302	31,244
5.50% due 12/01/36	899	898
5.50% due 05/01/37	2,062,185	2,058,232
5.50% due 07/01/37	968,815	966,958
5.50% due October TBA	3,000,000	2,991,564
5.50% due October TBA	1,722,000	1,735,452
5.92% due 10/01/11	155,021	158,342
6.00% due 06/01/17	55,777	57,076
6.00% due 06/01/26	233,176	236,991
6.00% due 04/01/27	1,226,832	1,247,010
6.00% due 12/01/33	229,678	233,726
6.00% due 05/01/34	128,286	130,346
6.00% due 10/01/36	170,810	173,206
6.00% due 04/01/38	30,924	31,353
6.00% due October TBA	3,070,000	3,126,605
6.06% due 09/01/11	83,967	86,230
6.09% due 05/01/11	295,123	301,996
6.29% due 02/01/11	178,342	182,754
6.50% due 06/01/13	107,233	111,342
6.50% due 09/01/32	151,095	156,119
6.50% due 06/01/35	1,076,365	1,108,116
6.50% due 01/01/36	77,073	79,178
6.50% due 02/01/36	253,434	260,157
6.50% due 08/01/36	176,739	181,428
6.50% due 10/01/37	118,260	121,390
6.50% due October TBA	10,850,000	11,124,635
7.00% due 06/01/37	542,207	567,151
Federal National Mtg. Assoc., REMIC Series 2005-12, Class BE 5.00% due 11/25/30(6)	210,000	209,088
		52,914,664
Government National Mtg. Assoc. — 0.8%
4.50% due 05/15/36	938,630	896,497
5.50% due 05/15/36	67,261	67,433
6.00% due 09/15/32	49,516	50,431
6.00% due 12/15/33	266,228	271,209
7.00% due 11/15/31	47,384	49,773
7.00% due 07/15/33	44,679	46,952
7.50% due 01/15/32	36,108	38,910
8.00% due 11/15/31	7,755	8,512
8.50% due 11/15/17	3,225	3,530
9.00% due 11/15/21	911	1,002

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Government National Mtg. Assoc., REMIC Series 2005-74 Class HB 7.50% due 09/16/35(6)	$35,920	$38,039
Series 2005-74, Class HA 7.50% due 09/16/35(6)	826	876
		1,473,164
Total U.S. Government Agencies (cost $75,522,266)		75,656,490
U.S. GOVERNMENT TREASURIES — 2.0%
United States Treasury Bonds — 0.1%
4.38% due 02/15/38	22,000	22,280
4.50% due 05/15/38	14,000	14,453
5.00% due 05/15/37	71,000	78,982
6.63% due 02/15/27(21)	60,000	76,434
		192,149
United States Treasury Notes — 1.9%
2.13% due 01/31/10	60,000	60,164
2.63% due 05/31/10	1,875,000	1,895,948
2.75% due 02/28/13	200,000	198,969
2.88% due 01/31/13	64,000	64,165
3.38% due 07/31/13	42,000	42,765
3.50% due 05/31/13	240,000	245,887
3.88% due 05/15/18	16,000	16,105
4.00% due 02/15/14	90,000	94,591
4.00% due 08/15/18	51,000	51,725
4.25% due 10/15/10	35,000	36,621
4.25% due 08/15/15	190,000	200,851
4.25% due 11/15/17	49,000	50,784
4.50% due 05/15/10	30,000	31,245
4.50% due 11/15/15	30,000	32,072
4.50% due 02/15/16	47,000	50,099
5.00% due 02/15/11	6,000	6,416
5.00% due 08/15/11	17,000	18,352
		3,096,759
Total U.S. Government Treasuries (cost $3,249,000)		3,288,908
Total Long-Term Investment Securities (cost $198,106,229)		191,313,742
SHORT-TERM INVESTMENT SECURITIES — 0.8%
U.S. Government Agencies — 0.8%
Federal Home Loan Bank Disc. Notes 0.10% due 10/01/08 (cost $1,400,000)	1,400,000	1,400,000

Security Description	Principal Amount	Market Value (Note 2)(18)
REPURCHASE AGREEMENTS — 0.3%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $279,003 and collateralized by $275,000 of Federal Home Loan Bank Bonds, bearing interest at 5.38%, due 09/30/22 and having an approximate value of $289,491	$279,000	$279,000
BNP Paribas SA Joint Repurchase Agreement(16)	210,000	210,000
Total Repurchase Agreements (cost $489,000)		489,000
TOTAL INVESTMENTS (cost $199,995,229)(17)	114.2%	193,202,742
Liabilities in excess of other assets	(14.2)	(24,080,543)
NET ASSETS	100.0%	$169,122,199

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $10,254,657 representing 6.1% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(4)  Commercial Mortgage Backed Security

(5)  Variable Rate Security — the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.

(6)  Collateralized Mortgage Obligation

(7)  Fair valued security; see Note 2

(8)  Illiquid security. At September 30, 2008, the aggregate value of these securities was $7,000 representing 0.0% of net assets.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

(9)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income/Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the Multi-Managed Income/Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$10,000	$10,000	$7,000	$70.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	50,000	0	0	0.00	0.00%
				$7,000		0.00%

(10)  Perpetual maturity — maturity date reflects the next call date.

(11)  Company has filed Chapter 11 bankruptcy protection.

(12)  Brazilian inflation linked security. Income is linked to Brazil's IPCA Consumer Price Index.

(13)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2008.

(14)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

(18)  Denominated in United States dollars unless otherwise indicated.

(19)  Bond in default

(20)  PIK ("Payment-in-kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(21)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Income/Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
275	Short	U.S. Treasury 10 YR Notes	December 2008	$31,789,135	$31,521,875	$267,260
122	Long	U.S. Treasury 5 YR Notes	December 2008	13,650,386	13,692,594	42,208
4	Long	U.S. Treasury 2 YR Notes	December 2008	849,241	853,750	4,509
30	Long	LIFFE Long Gilt	December 2008	5,976,903	5,997,053	20,150
42	Long	Euro-Bund	December 2008	6,723,907	6,788,589	64,682
14	Long	U.S. Treasury Long Bonds	December 2008	1,718,170	1,640,406	(77,764)
						$321,045

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	6,513,000	USD	3,773,465	12/17/2008	$399,761
*	CLP	537,115,000	USD	993,186	11/28/2008	22,169
						421,930
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	USD	1,701,509	BRL	2,976,000	12/17/2008	$(159,954)
*	USD	973,034	CLP	537,115,000	11/28/2008	(2,017)
						(161,971)
Net Unrealized Appreciation (Depreciation)						$259,959

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

CLP — Chilean Peso

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
U.S. Government Agencies	57.4%
Diversified Financial Services	16.9
U.S. Government Treasuries	6.4
Finance-Investment Banker/Broker	3.2
Electric-Integrated	2.1
Real Estate Investment Trusts	2.1
Foreign Government Agencies	1.7
Telephone-Integrated	1.6
Computers	1.3
Banks-Super Regional	1.3
Banks-Commercial	1.3
Insurance-Multi-line	1.1
Medical-Biomedical/Gene	1.0
Agricultural Chemicals	1.0
Oil Companies-Integrated	0.9
Insurance-Property/Casualty	0.8
Special Purpose Entities	0.8
Multimedia	0.8
Airlines	0.6
Investment Management/Advisor Services	0.6
Cable TV	0.6
Brewery	0.6
Repurchase Agreements	0.5
Real Estate Operations & Development	0.5
Banks-Money Center	0.5
Retail-Drug Store	0.5
Oil Companies-Exploration & Production	0.5
Medical-Drugs	0.5
Agricultural Operations	0.4
Insurance Brokers	0.4
Pipelines	0.4
Cosmetics & Toiletries	0.4
Food-Misc.	0.4
Diversified Operations	0.4
Wireless Equipment	0.4
Broadcast Services/Program	0.4
Enterprise Software/Service	0.3
Networking Products	0.3
Real Estate Management/Services	0.3
Telecom Services	0.3
Tobacco	0.3
Entertainment Software	0.3
Engineering/R&D Services	0.3
Cellular Telecom	0.3
Retail-Discount	0.3
Electric-Generation	0.3
Insurance-Mutual	0.3
Electric-Transmission	0.3
Aerospace/Defense	0.3
Beverages-Non-alcoholic	0.2
Gas-Distribution	0.2
Web Portals/ISP	0.2
Retail-Regional Department Stores	0.2
Casino Hotels	0.2
Computer Services	0.2
Commercial Services-Finance	0.2
Office Automation & Equipment	0.2
Medical Products	0.2
Transport-Marine	0.2
Property Trust	0.2
Television	0.2
Steel-Producers	0.2
Coal	0.2
Medical-Wholesale Drug Distribution	0.2
Diversified Manufacturing Operations	0.2
Oil-Field Services	0.2
Medical Labs & Testing Services	0.2
Building-Residential/Commercial	0.2
Airport Development/Maintenance	0.2
Banks-Fiduciary	0.2
Insurance-Life/Health	0.2
Finance-Auto Loans	0.2
Electronic Parts Distribution	0.2
Metal Processors & Fabrication	0.2
Diversified Minerals	0.2
Steel-Specialty	0.2
Electronic Components-Semiconductors	0.2
Optical Supplies	0.2
Rental Auto/Equipment	0.2
Applications Software	0.2
Paper & Related Products	0.2
Aerospace/Defense-Equipment	0.1
Pharmacy Services	0.1
Finance-Commercial	0.1
Finance-Other Services	0.1
Chemicals-Specialty	0.1
Fixed Income Bond Funds	0.1
Food-Meat Products	0.1
Industrial Gases	0.1
Medical Instruments	0.1
Metal-Diversified	0.1
Audio/Video Products	0.1
Therapeutics	0.1
Containers-Paper/Plastic	0.1
Electronic Forms	0.1
Transport-Services	0.1
Transport-Air Freight	0.1
Medical-Hospitals	0.1
Savings & Loans/Thrifts	0.1
Food-Retail	0.1
Apparel Manufacturers	0.1
Retail-Consumer Electronics	0.1
Cruise Lines	0.1
Oil Refining & Marketing	0.1
Telecom Equipment-Fiber Optics	0.1
Beverages-Wine/Spirits	0.1
Finance-Credit Card	0.1
123.2%
Credit Quality†#
Government — Agency	52.2%
Government — Treasury	5.9
AAA	10.9
AA	2.3
A	8.4
BBB	14.0
BB	1.1
B	0.4
CCC	0.2
Not Rated@	4.6
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK — 13.8%
Aerospace/Defense — 0.3%
Boeing Co.	738	$42,324
General Dynamics Corp.	538	39,608
Lockheed Martin Corp.	1,138	124,805
Raytheon Co.	2,218	118,685
		325,422
Aerospace/Defense-Equipment — 0.1%
United Technologies Corp.	2,344	140,781
Agricultural Chemicals — 1.0%
Monsanto Co.	5,993	593,187
Potash Corp. of Saskatchewan, Inc.	4,665	615,827
Syngenta AG(1)	367	77,925
		1,286,939
Agricultural Operations — 0.2%
Archer-Daniels-Midland Co.	4,600	100,786
Bunge, Ltd.	3,090	195,226
		296,012
Apparel Manufacturers — 0.1%
Coach, Inc.†	2,011	50,355
Polo Ralph Lauren Corp.	400	26,656
		77,011
Applications Software — 0.2%
Citrix Systems, Inc.†	200	5,052
Microsoft Corp.	6,967	185,949
		191,001
Audio/Video Products — 0.1%
Sony Corp. ADR	3,280	101,254
Banks-Commercial — 0.0%
BB&T Corp.	700	26,460
Banks-Fiduciary — 0.2%
Northern Trust Corp.	1,000	72,200
The Bank of New York Mellon Corp.	3,991	130,027
		202,227
Banks-Super Regional — 0.6%
Bank of America Corp.	4,195	146,825
PNC Financial Services Group, Inc.	2,470	184,509
SunTrust Banks, Inc.	770	34,642
US Bancorp	3,115	112,203
Wells Fargo & Co.	5,885	220,864
		699,043
Beverages-Non-alcoholic — 0.2%
PepsiCo, Inc.	2,172	154,799
The Coca-Cola Co.	2,972	157,159
		311,958
Beverages-Wine/Spirits — 0.0%
Diageo PLC ADR	541	37,253
Brewery — 0.0%
Anheuser-Busch Cos., Inc.	461	29,910
Cable TV — 0.0%
Comcast Corp., Special Class A	1,485	29,284
Casino Hotels — 0.0%
Boyd Gaming Corp.	4,500	42,120

Security Description	Shares	Market Value (Note 2)(18)
Commercial Services-Finance — 0.0%
The Western Union Co.	1,700	$41,939
Computers — 1.3%
Apple, Inc.†	6,500	738,790
Hewlett-Packard Co.	3,654	168,961
International Business Machines Corp.	1,564	182,925
Research In Motion, Ltd.†	8,385	572,696
		1,663,372
Cosmetics & Toiletries — 0.4%
Colgate-Palmolive Co.	2,178	164,113
Procter & Gamble Co.	5,083	354,234
		518,347
Cruise Lines — 0.1%
Carnival Corp.	1,300	45,955
Royal Caribbean Cruises, Ltd.	800	16,600
		62,555
Diversified Manufacturing Operations — 0.1%
General Electric Co.	4,098	104,499
Honeywell International, Inc.	1,744	72,463
		176,962
Diversified Minerals — 0.2%
Cia Vale do Rio Doce ADR	11,020	211,033
Electric Products-Misc. — 0.1%
Emerson Electric Co.	1,472	60,043
Electric-Integrated — 0.4%
Dominion Resources, Inc.	3,008	128,682
FPL Group, Inc.	1,805	90,792
Northeast Utilities	2,700	69,255
PG&E Corp.	2,592	97,070
Progress Energy, Inc.	2,134	92,040
		477,839
Electronic Components-Semiconductors — 0.1%
Intel Corp.	7,278	136,317
Texas Instruments, Inc.	1,585	34,077
		170,394
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,400	94,728
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	800	23,728
Engineering/R&D Services — 0.3%
ABB, Ltd.†(1)	19,460	373,334
Enterprise Software/Service — 0.4%
Oracle Corp.†	21,653	439,772
Entertainment Software — 0.3%
Activision Blizzard, Inc.†	11,622	179,327
Electronic Arts, Inc.†	5,401	199,783
		379,110
Finance-Investment Banker/Broker — 0.3%
Citigroup, Inc.	4,272	87,619
JPMorgan Chase & Co.	5,208	243,213
Morgan Stanley	724	16,652
The Goldman Sachs Group, Inc.	500	64,000
		411,484

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK (continued)
Finance-Other Services — 0.1%
CME Group, Inc.	385	$143,031
Food-Misc. — 0.3%
Campbell Soup Co.	2,501	96,538
General Mills, Inc.	800	54,976
Kellogg Co.	1,938	108,722
Kraft Foods, Inc., Class A	5,316	174,099
		434,335
Food-Retail — 0.0%
The Kroger Co.	2,083	57,241
Independent Power Producers — 0.0%
Mirant Corp.†	37	677
Industrial Gases — 0.1%
Praxair, Inc.	1,938	139,032
Insurance Brokers — 0.1%
AON Corp.	3,600	161,856
Insurance-Life/Health — 0.1%
Prudential Financial, Inc.	1,700	122,400
Insurance-Multi-line — 0.1%
Hartford Financial Services Group, Inc.	470	19,265
MetLife, Inc.	1,077	60,312
		79,577
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	2,675	46,652
Internet Security — 0.0%
McAfee, Inc.†	200	6,792
Medical Instruments — 0.1%
Medtronic, Inc.	1,378	69,038
St. Jude Medical, Inc.†	1,331	57,885
		126,923
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc.	1,674	86,496
Medical Products — 0.2%
Baxter International, Inc.	1,315	86,304
Johnson & Johnson	2,072	143,548
		229,852
Medical-Biomedical/Gene — 1.0%
Amgen, Inc.†	1,900	112,613
Amylin Pharmaceuticals, Inc.†	1,100	22,242
Celgene Corp.†	6,775	428,722
Genzyme Corp.†	1,067	86,310
Gilead Sciences, Inc.†	14,645	667,519
		1,317,406
Medical-Drugs — 0.4%
Abbott Laboratories	2,395	137,904
Eli Lilly & Co.	500	22,015
Merck & Co., Inc.	1,661	52,421
Pfizer, Inc.	5,078	93,638
Roche Holding AG(1)	629	98,053
Schering-Plough Corp.	4,300	79,421
		483,452

Security Description	Shares	Market Value (Note 2)(18)
Metal Processors & Fabrication — 0.2%
Precision Castparts Corp.	2,425	$191,042
Metal-Diversified — 0.0%
Freeport-McMoRan Copper & Gold, Inc.	259	14,724
Multimedia — 0.1%
The Walt Disney Co.	1,418	43,519
Time Warner, Inc.	2,221	29,117
		72,636
Networking Products — 0.3%
Cisco Systems, Inc.†	19,042	429,588
Oil Companies-Exploration & Production — 0.4%
Apache Corp.	1,510	157,463
EOG Resources, Inc.	1,615	144,478
Occidental Petroleum Corp.	2,755	194,090
XTO Energy, Inc.	705	32,796
		528,827
Oil Companies-Integrated — 0.8%
Chevron Corp.	2,128	175,517
ConocoPhillips	867	63,508
Exxon Mobil Corp.	4,465	346,752
Hess Corp.	5,390	442,411
Marathon Oil Corp.	300	11,961
		1,040,149
Oil Refining & Marketing — 0.0%
Valero Energy Corp.	1,067	32,330
Oil-Field Services — 0.2%
Baker Hughes, Inc.	467	28,272
Schlumberger, Ltd.	2,021	157,820
Weatherford International, Ltd.†	1,500	37,710
		223,802
Optical Supplies — 0.2%
Alcon, Inc.	1,270	205,118
Pharmacy Services — 0.1%
Express Scripts, Inc.†	2,000	147,640
Medco Health Solutions, Inc.†	430	19,350
		166,990
Retail-Building Products — 0.0%
Home Depot, Inc.	1,500	38,835
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	108	3,695
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	2,044	76,650
Retail-Discount — 0.3%
Target Corp.	1,538	75,439
Wal-Mart Stores, Inc.	4,642	278,009
		353,448
Retail-Drug Store — 0.4%
CVS Caremark Corp.	12,487	420,312
Walgreen Co.	651	20,155
		440,467
Retail-Jewelry — 0.0%
Tiffany & Co.	300	10,656

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(18)
COMMON STOCK (continued)
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	2,067	$95,248
Macy's, Inc.	734	13,197
		108,445
Retail-Restaurants — 0.0%
Darden Restaurants, Inc.	400	11,452
Telecom Equipment-Fiber Optics — 0.1%
Corning, Inc.	4,775	74,681
Telecom Services — 0.0%
TW Telecom, Inc.†	5,310	55,171
Telecommunication Equipment — 0.0%
Nortel Networks Corp.†	271	607
Telephone-Integrated — 0.2%
AT&T, Inc.	8,355	233,272
Sprint Nextel Corp.	1,454	8,869
Verizon Communications, Inc.	1,357	43,546
		285,687
Therapeutics — 0.1%
ImClone Systems, Inc.†	1,585	98,967
Tobacco — 0.1%
Philip Morris International, Inc.	1,900	91,390
Transport-Services — 0.1%
United Parcel Service, Inc., Class B	1,151	72,386
Web Portals/ISP — 0.2%
Google, Inc., Class A†	675	270,351
Yahoo!, Inc.†	1,793	31,019
		301,370
Wireless Equipment — 0.1%
Nokia Oyj ADR	3,500	65,275
QUALCOMM, Inc.	2,226	95,651
		160,926
Total Common Stock (cost $17,059,765)		17,427,076
PREFERRED STOCK — 0.1%
Banks-Money Center — 0.0%
Santander Finance Preferred SA 4.00%(2)	2,000	16,040
Banks-Super Regional — 0.0%
Wachovia Capital Trust IX 6.38%	750	8,333
Diversified Financial Services — 0.1%
General Electric Capital Corp. 8.00%(3)	2,000	38,100
Federal Home Loan Mtg. Corp. — 0.0%
Federal Home Loan Mtg. Corp.	400	652
Special Purpose Entity — 0.0%
Structured Repackaged Asset-Backed Trust Securities 3.00%(2)	2,400	33,096
Total Preferred Stock (cost $181,831)		96,221

Security Description	Principal Amount	Market Value (Note 2)(18)
ASSET BACKED SECURITIES — 16.6%
Diversified Financial Services — 16.6%
AESOP Funding II LLC, Series 2003-5A, Class A2 3.57% due 12/20/09*(2)	$100,000	$98,727
American Tower Trust, Series 2007-1A, Class AFX 5.42% due 04/15/37*(4)	900,000	892,371
AmeriCredit Automobile Receivables Trust, Series 2005-AX, Class A4 3.93% due 10/06/11	64,016	59,894
AmeriCredit Automobile Receivables Trust, Series 2007-AX, Class A3 5.19% due 11/06/11	429,729	420,883
AmeriCredit Automobile Receivables Trust, Series 2006-BG, Class A3 5.21% due 10/06/11	100,309	98,228
AmeriCredit Automobile Receivables Trust, Series 2006-RM, Class A2 5.42% due 08/08/11	260,264	251,531
Banc of America Commercial Mtg., Inc., Series 2005-2, Class A4 4.78% due 07/10/43(4)	270,000	254,837
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(4)(5)	105,000	95,300
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(4)	35,000	27,821
Banc of America Commercial Mtg., Inc., Series 2007-1, Class A4 5.45% due 01/15/49(4)	1,050,000	880,213
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.38% due 05/20/36(5)(6)	89,184	71,206
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(6)	84,268	59,250
Banc of America Large Loan Inc., Series 2006-277A, Class PAA 5.10% due 10/10/45*(4)(5)	145,000	123,756
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR6, Class A6 4.82% due 11/11/41(4)	930,000	846,393
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A2 5.20% due 02/11/44(4)	50,000	47,494
Bear Stearns Commercial Mtg. Securities, Inc., Series 2007-PW15, Class A4 5.33% due 02/11/44(4)	380,000	318,535
Capital One Auto Finance Trust, Series 2007-B, Class A3B 2.49% due 04/15/12(2)	39,294	37,638
Capital One Auto Finance Trust, Series 2006-C, Class A3B 2.50% due 07/15/11(2)	51,535	49,744
Capital One Auto Finance Trust, Series 2006-A, Class A4 2.50% due 12/15/12(2)	410,000	372,160

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Capital One Auto Finance Trust, Series 2006-C, Class A4 2.52% due 05/15/13(2)	$170,000	$141,838
Capital One Auto Finance Trust, Series 2005-D, Class A4 2.53% due 10/15/12(2)	34,793	32,458
Capital One Auto Finance Trust, Series 2005-C, Class A4A 4.71% due 06/15/12	117,884	109,564
Capital One Auto Finance Trust, Series 2007-B, Class A3A 5.03% due 04/15/12	73,676	71,132
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.01% due 07/25/37(5)(6)	78,641	71,721
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(4)(5)	53,000	42,113
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(4)(5)	300,000	275,221
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(4)	87,000	89,207
Commercial Mtg. Pass Through Certs., Series 2004-LB2A, Class A3 4.22% due 03/10/39(4)	149,000	144,168
Countrywide Home Loans, Series 2007-4, Class 1A1 6.00% due 05/25/37(6)	243,865	190,672
Countrywide Home Loans, Series 2006-14, Class A3 6.25% due 09/25/36(6)	208,235	197,444
Credit Suisse Mtg. Capital Certs., Series 2006-C1, Class A4 5.55% due 02/15/39(4)(5)	1,050,000	942,117
Crown Castle Towers LLC, Series 2006-1A, Class E 6.07% due 11/15/36*(4)	175,000	149,459
CS First Boston Mtg. Securities Corp., Series 2004-C4, Class A6 4.69% due 10/15/39(4)	240,000	216,803
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(4)	12,000	11,005
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(4)(5)	5,000	4,765
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(4)	930,000	836,129
GS Mtg. Securities Corp. II, Series 2007-EOP, Class L 3.79% due 03/06/20*(2)(4)(7)	170,000	151,300
GS Mtg. Securities Corp. II, Series 2004-GG2, Class A6 5.40% due 08/10/38(4)	600,000	561,539

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
GSR Mtg. Loan Trust, Series 2007-AR1, Class 2A1 6.00% due 03/25/37(5)(6)	$82,338	$66,151
GSR Mtg. Loan Trust, Series 2005-AR2, Class 1A2 6.32% due 04/25/35(5)(6)	187,563	160,056
Hertz Vehicle Financing LLC, Series 2005-2A, Class A1 3.35% due 02/25/10*(2)	175,000	171,547
Hertz Vehicle Financing LLC, Series 2005-2A, Class A5 3.46% due 11/25/11*(2)	85,000	74,821
Hertz Vehicle Financing LLC, Series 2005-2A, Class A2 4.93% due 02/25/10*	175,000	172,197
Impac CMB Trust, Series 2005-4, Class 1A1A 3.48% due 05/25/35(2)(6)	278,536	177,407
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2004-CBX, Class A3 4.18% due 01/12/37(4)	600,000	587,576
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(4)	125,000	98,697
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(4)	15,000	12,514
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(4)(5)	445,000	402,387
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class A4 6.07% due 01/12/18(4)	575,000	495,572
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB20, Class AJ 6.10% due 09/12/17(4)(5)	175,000	118,166
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 01/12/18(4)(5)	60,000	49,100
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(4)	50,000	50,583
LB-UBS Commercial Mtg. Trust, Series 2006-C7, Class A3 5.35% due 11/15/38(4)	420,000	364,783
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(4)	240,000	238,197
Merrill Lynch Mtg. Investors Trust, Series 2005-A1, Class 2A1 4.54% due 12/25/34(5)(6)	277,635	245,304
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(4)	400,000	360,181

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Trust, Series 2006-C1, Class A2 5.61% due 05/12/39(4)(5)	$1,300,000	$1,262,342
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(4)	1,390,000	1,253,303
Morgan Stanley Capital I, Series 2008-T29, Class A4 6.28% due 01/11/18(4)(5)	500,000	442,566
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(4)	162,521	162,464
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(4)	195,000	194,519
Morgan Stanley Mtg. Loan Trust, Series 2007-12, Class 3A22 6.00% due 08/25/37(6)	212,620	173,944
MortgageIT Trust, Series 2005-4, Class A1 3.49% due 10/25/35(2)(6)	621,371	388,722
Nomura Asset Securities Corp., Series 1998-D6, Class A1C 6.69% due 03/15/30(4)	500,000	505,207
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(7)	80,000	64,000
Peco Energy Transition Trust, Series 2001-A, Class A1 6.52% due 12/31/10	210,000	215,519
Providian Master Note Trust, Series 2006-B1A, Class B1 5.35% due 03/15/13*	320,000	306,426
Residential Asset Securities Corp., Series 2003-KS10, Class AI6 4.54% due 12/25/33	206,997	189,797
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.14% due 10/15/12(2)	122,662	112,810
Thornburg Mtg. Securities Trust, Series 2003-5, Class 4A 4.56% due 10/25/43(6)	284,516	269,384
Thornburg Mtg. Securities Trust, Series 2005-1, Class A3 4.77% due 04/25/45(5)(6)	357,194	308,557
UPFC Auto Receivables Trust, Series 2006-A, Class A3 5.49% due 05/15/12	85,855	82,878
USAA Auto Owner Trust, Series 2008-1, Class A4 4.50% due 10/15/13	600,000	578,604
Washington Mutual Master Note Trust, Series 2006-A4A, Class A4A 2.51% due 10/15/13*(2)	170,000	150,102

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR2, Class 2A2 4.55% due 03/25/35(5)(6)	$588,346	$507,078
Wells Fargo Mtg. Backed Securities Trust, Series 2004-BB, Class A2 4.56% due 01/25/35(5)(6)	733,678	626,762
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(5)(6)	119,254	96,088
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(5)(6)	46,431	38,724
Total Asset Backed Securities (cost $23,258,283)		21,019,671
CONVERTIBLE BONDS & NOTES — 0.0%
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(7)(8)(9) (cost $5,000)	5,000	3,500
CORPORATE BONDS & NOTES — 20.7%
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Senior Notes 4.88% due 05/01/15	21,000	20,683
United Technologies Corp. Notes 6.13% due 07/15/38	10,000	9,662
		30,345
Agricultural Chemicals — 0.0%
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	10,000	9,062
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	5,000	4,750
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	10,000	10,353
		24,165
Agricultural Operations — 0.2%
Cargill, Inc. Notes 5.60% due 09/15/12*	260,000	256,876
Airlines — 0.7%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	126,357	114,985
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	20,000	15,600

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	$350,000	$349,125
Continental Airlines, Inc. Series 2003-CB6, Class A2 6.65% due 03/15/19	42,502	36,126
Continental Airlines, Inc. Pass Through Certs. Class B 6.90% due 04/19/22	65,000	46,475
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	12,399	10,942
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	256,187	243,400
		816,653
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Bonds 6.38% due 02/01/29	15,000	5,550
General Motors Corp. Senior Notes 7.13% due 07/15/13	26,000	11,960
		17,510
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	16,000	16,184
Banks-Commercial — 0.3%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	5,000	4,815
Colonial Bank NA Sub. Notes 6.38% due 12/01/15	15,000	11,179
Credit Suisse New York Senior Notes 5.00% due 05/15/13	14,000	12,974
First Maryland Capital II Bank Guar. 3.65% due 02/01/27(2)	32,000	21,080
KeyBank NA Sub. Notes 5.45% due 03/03/16	18,000	10,444
KeyBank NA Sub. Notes 7.41% due 10/15/27	4,000	3,291
SouthTrust Bank Sub. Notes 4.75% due 03/01/13	25,000	18,657
SouthTrust Corp. Sub. Notes 5.80% due 06/15/14	15,000	9,204

Security Description	Principal Amount	Market Value (Note 2)(18)
Banks-Commercial (continued)
Sovereign Bank Sub. Notes 8.75% due 05/30/18	$413,000	$282,305
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	30,000	27,133
		401,082
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. 3.82% due 06/15/37(2)	20,000	13,192
The Bank of New York Mellon Corp. Senior Notes 5.13% due 08/27/13	12,000	11,440
		24,632
Banks-Super Regional — 0.8%
Bank of America Corp. Senior Notes 4.90% due 05/01/13	125,000	113,081
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	60,000	51,060
Bank of America Corp. Senior Notes 5.38% due 09/11/12	180,000	167,524
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	200,000	159,200
Bank of America Corp. Senior Notes 6.00% due 09/01/17	110,000	94,887
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	24,000	20,043
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	15,000	11,257
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	285,000	250,885
Huntington Capital Trust I Company Guar. 3.50% due 02/01/27(2)	20,000	7,889
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	27,000	27,037
PNC Preferred Funding Trust I Senior Notes 6.11% due 03/15/12*(2)(10)	15,000	10,324
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	6,000	5,515
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	30,000	28,795
		947,497

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Broadcast Services/Program — 0.4%
Liberty Media LLC Senior Notes 7.75% due 07/15/09	$290,000	$290,543
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	10,000	7,500
Turner Broadcasting Senior Notes 8.38% due 07/01/13	140,000	144,530
		442,573
Building-Residential/Commercial — 0.2%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	11,000	10,725
D.R. Horton, Inc. Senior Notes 5.63% due 09/15/14	65,000	49,400
Pulte Homes, Inc. Company Guar. Bonds 8.13% due 03/01/11	185,000	175,750
		235,875
Cable TV — 0.6%
CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15	7,000	4,550
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	17,000	15,300
CCH II LLC/CCH II Capital Corp. Company Guar. Notes Series B 10.25% due 09/15/10	3,000	2,685
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	200,000	209,758
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	18,000	16,583
Comcast Corp. Notes 6.95% due 08/15/37	10,000	8,530
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	120,000	111,811
COX Communications, Inc. Notes 5.88% due 12/01/16*	110,000	101,556
COX Communications, Inc. Bonds 6.95% due 06/01/38*	7,000	6,227
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	275,000	244,629
		721,629

Security Description	Principal Amount	Market Value (Note 2)(18)
Casino Hotels — 0.2%
Harrah's Operating Co., Inc. Company Guar. Notes 5.50% due 07/01/10	$150,000	$112,500
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	20,000	14,450
Seminole Indian Tribe of Florida Bonds 7.80% due 10/01/20*	125,000	116,229
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	10,000	9,100
		252,279
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	5,000	3,400
Cellular Telecom — 0.3%
Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(2)	15,000	13,650
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	300,000	315,822
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	13,000	8,710
		338,182
Chemicals-Diversified — 0.0%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	9,000	8,697
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	10,000	9,762
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	17,000	17,314
		35,773
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	115,000	107,840
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	15,000	12,900
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	35,000	23,800
		144,540
Coal — 0.2%
Peabody Energy Corp. Company Guar. Notes 6.88% due 03/15/13	270,000	260,550

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Commercial Services-Finance — 0.2%
Credit Suisse/New York Sub. Notes 6.00% due 02/15/18	$230,000	$200,376
The Western Union Co. Senior Notes 5.40% due 11/17/11	42,000	42,372
		242,748
Computer Services — 0.2%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	5,000	4,600
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	20,000	20,392
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	260,000	266,978
		291,970
Computers — 0.0%
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	19,000	18,405
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	5,000	4,912
Containers-Paper/Plastic — 0.1%
Pactiv Corp. Bonds 7.95% due 12/15/25	65,000	66,541
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	40,000	31,200
		97,741
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	6,000	5,715
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	10,000	7,400
Diversified Financial Services — 0.2%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	15,000	14,316
Citigroup Capital XXI Company Guar. 8.30% due 12/21/57(2)	260,000	193,716
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	20,000	18,890

Security Description	Principal Amount	Market Value (Note 2)(18)
Diversified Financial Services (continued)
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	$31,000	$22,855
		249,777
Diversified Manufacturing Operations — 0.0%
Cooper U.S., Inc. Senior Notes 5.45% due 04/01/15	15,000	15,159
General Electric Co. Senior Notes 5.25% due 12/06/17	19,000	16,626
		31,785
Diversified Operations — 0.1%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	274,000	136,587
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	33,000	34,325
The AES Corp. Senior Notes 8.00% due 10/15/17	20,000	18,050
The AES Corp. Senior Notes 8.88% due 02/15/11	20,000	19,700
		72,075
Electric-Integrated — 1.3%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	17,000	16,792
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	91,000	77,501
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	225,000	206,188
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	24,000	22,587
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(2)	27,000	23,765
DTE Energy Co. Senior Notes 6.38% due 04/15/33	18,000	15,047
DTE Energy Co. Senior Notes 7.05% due 06/01/11	8,000	8,143
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	20,000	18,810
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	14,000	13,751
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	20,000	18,376

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Entergy Louisiana LLC 1st Mtg. Bonds 5.83% due 11/01/10	$45,000	$45,009
Exelon Corp. Senior Notes 6.75% due 05/01/11	16,000	16,120
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	9,000	8,522
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	31,162	29,919
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	15,000	14,437
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	8,945	9,214
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	11,000	9,105
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	440,000	452,544
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	7,000	7,001
PacifiCorp 1st. Mortgage Bonds 6.35% due 07/15/38	16,000	14,615
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	23,000	21,389
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	15,000	14,935
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	22,000	19,951
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	15,000	15,563
Public Service Co. of Colorado 1st Mtg. Bonds 5.80% due 08/01/18	10,000	9,655
Puget Sound Energy, Inc. Senior Notes 5.20% due 10/01/15	47,000	41,366
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	15,000	14,544
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	27,000	24,192
Southern Energy, Inc. Notes 7.90% due 07/15/09†(7)(8)(9)	30,000	0

Security Description	Principal Amount	Market Value (Note 2)(18)
Electric-Integrated (continued)
Southern Power Co. Senior Notes 4.88% due 07/15/15	$16,000	$14,529
Texas Competitive Electric Holdings Co. LLC Senior Notes Series A 10.25% due 11/01/15*	10,000	9,025
Texas Competitive Electric Holdings Co. LLC Senior Notes Series B 10.25% due 11/01/15*	10,000	9,025
Texas-New Mexico Power Co. Senior Notes 6.25% due 01/15/09	150,000	149,865
Union Electric Co. Sec. Notes 6.40% due 06/15/17	320,000	305,104
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	20,000	19,313
		1,695,902
Electric-Transmission — 0.3%
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	350,000	330,321
Electronic Components-Semiconductors — 0.0%
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	30,000	28,147
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(2)	15,000	9,000
		37,147
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc. Senior Notes 6.50% due 11/01/17	21,000	19,144
Electronic Parts Distribution — 0.2%
Avnet, Inc. Senior Notes 6.63% due 09/15/16	220,000	214,259
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	60,000	48,238
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	5,000	3,817
GMAC LLC Senior Bonds 6.88% due 09/15/11	20,000	8,924
GMAC LLC Senior Bonds 6.88% due 08/28/12	28,000	11,129
		72,108

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Finance-Commercial — 0.1%
Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	$20,000	$18,937
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	130,000	63,436
CIT Group, Inc. Notes 5.85% due 09/15/16	125,000	60,625
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	20,000	20,139
		163,137
Finance-Credit Card — 0.1%
Discover Financial Services Senior Notes 6.45% due 06/12/17	75,000	54,232
FIA Card Services NA Senior Notes 7.13% due 11/15/12*	11,000	10,788
		65,020
Finance-Investment Banker/Broker — 2.9%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	24,000	18,401
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	12,000	10,683
Citigroup, Inc. Senior Bonds 5.50% due 08/27/12	280,000	251,450
Citigroup, Inc. Senior Notes 5.50% due 04/11/13	100,000	87,286
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	13,000	11,403
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	11,000	7,208
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	80,000	55,468
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	75,000	63,561
Citigroup, Inc. Jr. Sub. 8.40% due 04/30/18(2)(10)	10,000	6,807
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(2)	21,000	20,727
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	505,000	450,064
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	30,000	29,266

Security Description	Principal Amount	Market Value (Note 2)(18)
Finance-Investment Banker/Broker (continued)
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	$14,000	$12,766
Lazard Group LLC Senior Notes 6.85% due 06/15/17	520,000	430,663
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(2)(10)(11)(19)	8,000	1
Lehman Brothers Holdings, Inc. Notes 5.50% due 04/04/16†(11)(19)	10,000	1,250
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14†(11)(19)	40,000	5,000
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(11)(19)	9,000	11
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27†(11)(19)	390,000	48,750
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(11)(19)	11,000	14
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(11)(19)	11,000	1,375
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	175,000	157,644
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	215,000	149,256
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	10,000	7,496
Merrill Lynch & Co., Inc. Senior Notes 6.40% due 08/28/17	110,000	95,141
Morgan Stanley Sub. Notes 4.75% due 04/01/14	410,000	217,339
Morgan Stanley Notes 5.45% due 01/09/17	12,000	7,444
Morgan Stanley Notes 5.55% due 04/27/17	100,000	61,993
Morgan Stanley Senior Notes 5.75% due 08/31/12	230,000	162,204
Morgan Stanley Senior Notes 6.00% due 04/28/15	10,000	6,802
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	66,179
Schwab Capital Trust I Company Guar. 7.50% due 11/15/37(2)	167,000	137,857

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	$11,000	$10,683
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	135,000	128,440
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	24,000	22,437
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	245,000	247,480
The Goldman Sachs Group, Inc. Senior Notes 5.45% due 11/01/12	100,000	84,769
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	175,000	106,814
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	20,788
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	110,000	92,092
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	130,000	84,852
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	324,000	216,299
		3,596,163
Finance-Mortgage Loan/Banker — 0.0%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	45,000	40,667
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	10,000	7,119
		47,786
Finance-Other Services — 0.0%
TIAA Global Markets, Inc. Notes 5.13% due 10/10/12*	15,000	15,275
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	170,000	140,250
Food-Misc. — 0.1%
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	10,000	10,038
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	11,000	10,584
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	18,000	16,395

Security Description	Principal Amount	Market Value (Note 2)(18)
Food-Misc. (continued)
McCormick & Co., Inc. Notes 5.25% due 09/01/13	$20,000	$20,023
		57,040
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	5,000	4,275
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	5,000	3,625
Gas-Distribution — 0.2%
Energen Corp. Notes 7.63% due 12/15/10	290,000	302,872
Hotel/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	10,000	8,940
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	25,000	22,500
Insurance Brokers — 0.3%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	15,000	14,627
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	5,000	5,019
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	10,000	7,600
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	400,000	347,783
		375,029
Insurance-Life/Health — 0.1%
Americo Life, Inc. Notes 7.88% due 05/01/13*	22,000	21,793
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	19,000	18,679
Monumental Global Funding II Notes 5.65% due 07/14/11*	18,000	18,624
Pricoa Global Funding I Notes 5.30% due 09/27/13*	30,000	29,793
Prudential Financial, Inc. Jr. Sub. Bonds 8.88% due 06/15/38(2)	10,000	9,412
		98,301

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line — 0.7%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/38(2)	$325,000	$276,810
MetLife, Inc. Senior Notes 6.82% due 08/15/18	20,000	18,924
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	75,000	60,431
The Allstate Corp. Senior Notes 7.20% due 12/01/09	38,000	38,590
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	255,000	246,203
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	240,000	201,540
		842,498
Insurance-Mutual — 0.3%
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(2)	10,000	7,200
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	420,000	336,740
		343,940
Insurance-Property/Casualty — 0.8%
ACE Capital Trust II Company Guar. Notes 9.70% due 04/01/30	260,000	241,388
ACE INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	16,000	15,140
Chubb Corp. Senior Notes 6.50% due 05/15/38	9,000	8,140
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(2)	465,000	271,777
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	195,000	203,183
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	139,000	134,145
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	210,000	192,777
		1,066,550
Insurance-Reinsurance — 0.0%
Berkshire Hathaway Finance Corp. Company Guar. Notes 5.00% due 08/15/13*	19,000	18,950
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	20,000	19,382
		38,332

Security Description	Principal Amount	Market Value (Note 2)(18)
Investment Management/Advisor Services — 0.6%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	$13,000	$12,772
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	420,000	411,611
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	450,000	386,442
		810,825
Medical Labs & Testing Services — 0.1%
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	165,000	158,071
Medical Products — 0.0%
Biomet, Inc. Senior Notes 10.38% due 10/15/17	10,000	9,900
Johnson & Johnson Senior Notes 5.85% due 07/15/38	24,000	23,337
Johnson & Johnson Notes 5.95% due 08/15/37	8,000	7,912
		41,149
Medical-Drugs — 0.1%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	11,000	10,327
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	14,000	12,823
Wyeth Bonds 5.50% due 02/01/14	25,000	24,782
Wyeth Notes 6.95% due 03/15/11	20,000	21,102
		69,034
Medical-HMO — 0.0%
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	7,000	6,391
Humana, Inc. Bonds 8.15% due 06/15/38	10,000	9,456
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	10,000	9,942
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	9,000	7,924
WellPoint, Inc. Notes 5.00% due 01/15/11	6,000	5,965
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	10,000	8,321
		47,999

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	$15,000	$14,250
HCA, Inc. Senior Notes 6.25% due 02/15/13	25,000	20,875
HCA, Inc. Senior Notes 9.13% due 11/15/14	15,000	14,588
HCA, Inc. Senior Notes 9.25% due 11/15/16	35,000	34,037
		83,750
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	270,000	243,867
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	14,000	13,395
		257,262
Metal Processors & Fabrication — 0.0%
Timken Co. Notes 5.75% due 02/15/10	22,000	21,462
Metal-Aluminum — 0.0%
Alcoa, Inc. Notes 6.00% due 01/15/12	12,000	12,058
Alcoa, Inc. Bonds 6.50% due 06/15/18	17,000	16,086
		28,144
Multimedia — 0.8%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	110,000	95,520
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	45,000	46,691
News America, Inc. Debentures 7.28% due 06/30/28	115,000	108,427
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	15,000	13,843
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	24,000	22,027
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	145,000	143,639
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	25,000	23,766

Security Description	Principal Amount	Market Value (Note 2)(18)
Multimedia (continued)
Time Warner, Inc. Bonds 6.63% due 05/15/29	$310,000	$247,603
Viacom, Inc. Senior Notes 6.13% due 10/05/17	60,000	54,431
Viacom, Inc. Senior Notes 6.25% due 04/30/16	227,000	204,439
		960,386
Non-Hazardous Waste Disposal — 0.0%
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	16,000	16,024
Office Automation & Equipment — 0.2%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	5,000	5,225
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	51,000	46,940
Xerox Corp. Senior Notes 5.50% due 05/15/12	225,000	214,524
Xerox Corp. Senior Notes 6.35% due 05/15/18	10,000	9,141
		275,830
Oil Companies-Exploration & Production — 0.1%
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	40,000	38,700
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	20,000	15,600
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	10,000	9,276
		63,576
Oil Companies-Integrated — 0.1%
Hess Corp. Notes 7.13% due 03/15/33	10,000	8,778
Hess Corp. Bonds 7.88% due 10/01/29	15,000	14,662
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	59,000	59,512
		82,952
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	10,000	8,381
Oil Refining & Marketing — 0.0%
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	36,000	36,447

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Oil Refining & Marketing (continued)
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	$7,000	$6,040
		42,487
Oil-Field Services — 0.0%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	5,000	4,500
Halliburton Co. Senior Notes 6.70% due 09/15/38	20,000	19,251
		23,751
Paper & Related Products — 0.2%
Bowater, Inc. Notes 6.50% due 06/15/13	25,000	9,625
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	5,000	4,550
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	5,000	4,463
International Paper Co. Notes 7.40% due 06/15/14	165,000	165,253
		183,891
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	15,000	15,075
Pipelines — 0.4%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	30,000	30,823
Copano Energy LLC / Copano Energy Finance Corp. Company Guar. Notes 8.13% due 03/01/16	25,000	22,875
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	15,000	15,077
Dynegy-Roseton Danskammer Pass Through Certs. Series B 7.67% due 11/08/16	10,000	9,075
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	400,000	400,648
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	19,000	17,133
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	20,000	20,000
		515,631

Security Description	Principal Amount	Market Value (Note 2)(18)
Property Trust — 0.2%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	$265,000	$238,236
Publishing-Periodicals — 0.0%
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	10,000	5,725
Real Estate Investment Trusts — 2.1%
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	90,000	70,914
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	270,000	251,936
Colonial Properties Trust Notes 6.25% due 06/15/14	40,000	36,495
Developers Diversified Realty Corp. Senior Notes 5.00% due 05/03/10	300,000	290,965
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	180,000	163,654
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	200,000	176,098
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	240,000	197,127
Kimco Realty Corp. Notes 5.58% due 11/23/15	175,000	156,046
Liberty Property LP Senior Notes 5.63% due 10/01/17	40,000	35,742
Liberty Property LP Senior Notes 7.25% due 03/15/11	200,000	202,988
Liberty Property LP Senior Notes 8.50% due 08/01/10	210,000	219,412
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	15,000	14,787
Realty Income Corp. Senior Notes 6.75% due 08/15/19	305,000	275,169
Simon Property Group LP Notes 5.30% due 05/30/13	285,000	266,201
United Dominion Realty Trust, Inc. Senior Notes 6.05% due 06/01/13	310,000	307,078
		2,664,612
Real Estate Management/Services — 0.3%
AMB Property LP Senior Notes 5.45% due 12/01/10	415,000	410,097

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.5%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	$410,000	$345,821
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	130,000	117,746
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	180,000	162,342
Regency Centers LP Senior Notes 5.88% due 06/15/17	20,000	17,692
		643,601
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	10,000	6,100
Rental Auto/Equipment — 0.2%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	264,000	185,939
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	10,000	7,625
		193,564
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	10,000	6,300
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	14,000	12,771
Retail-Drug Store — 0.1%
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	16,000	15,458
CVS Pass-Through Trust Pass Through Certs. 6.94% due 01/10/30*	148,082	140,226
		155,684
Retail-Regional Department Stores — 0.2%
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	210,000	190,308
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	10,000	8,200
Savings & Loans/Thrifts — 0.1%
Independence Community Bank Corp. Sub. Notes 5.26% due 06/20/13(2)	16,000	11,590

Security Description	Principal Amount	Market Value (Note 2)(18)
Savings & Loans/Thrifts (continued)
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	$46,000	$36,315
Western Financial Bank Debentures 9.63% due 05/15/12	37,000	34,497
		82,402
Special Purpose Entities — 0.3%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	24,000	22,398
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	10,000	8,000
Farmers Exchange Capital Notes 7.05% due 07/15/28*	430,000	343,229
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	4,000	3,580
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	13,000	9,425
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	21,000	20,586
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	10,000	7,225
The Goldman Sachs Capital III Company Guar. 3.58% due 09/01/12(2)(10)	34,000	12,015
		426,458
Steel-Producers — 0.1%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	30,000	30,468
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	15,000	14,300
Ryerson, Inc. Senior Sec. Notes 10.18% due 11/01/14*(2)	10,000	8,150
United States Steel Corp. Senior Notes 7.00% due 02/01/18	11,000	9,930
		62,848
Telecom Services — 0.2%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	45,000	36,849
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	3,000	2,730

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
CORPORATE BONDS & NOTES (continued)
Telecom Services (continued)
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	$100,000	$68,500
Qwest Corp. Senior Notes 7.50% due 10/01/14	15,000	12,975
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	190,000	179,490
		300,544
Telephone-Integrated — 0.5%
AT&T Corp. Senior Notes 7.30% due 11/15/11	14,000	14,539
AT&T, Inc. Notes 5.10% due 09/15/14	120,000	112,235
BellSouth Corp. Senior Notes 6.00% due 10/15/11	50,000	50,100
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	20,000	18,637
Verizon Communications, Inc. Notes 6.40% due 02/15/38	170,000	141,885
Verizon New York, Inc. Notes 6.88% due 04/01/12	27,000	26,999
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	300,000	240,845
		605,240
Television — 0.2%
Belo Corp. Senior Notes 6.75% due 05/30/13	15,000	13,177
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	170,000	174,586
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	85,000	70,224
ION Media Networks, Inc. Senior Sec. Notes 9.04% due 01/15/13*(20)	15,377	8,304
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	5,000	725
		267,016
Tobacco — 0.2%
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	225,000	207,975
Philip Morris International, Inc. Notes 6.38% due 05/16/38	110,000	96,760
		304,735

Security Description	Principal Amount	Market Value (Note 2)(18)
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	$2,639	$2,296
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	70,730	69,315
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	14,378	13,156
		84,767
Transport-Rail — 0.0%
CSX Corp. Senior Notes 6.25% due 04/01/15	10,000	9,526
CSX Corp. Senior Notes 6.25% due 03/15/18	20,000	18,102
		27,628
Transport-Services — 0.0%
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	20,000	17,700
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 7.44% due 09/01/14(2)	4,000	3,080
Total Corporate Bonds & Notes (cost $30,128,276)		26,112,570
FOREIGN CORPORATE BONDS & NOTES — 5.8%
Airport Development/Maintenance — 0.2%
SCL Terminal Aereo Santiago SA Sec. Notes 6.95% due 07/01/12*	219,144	233,132
Banks-Commercial — 0.9%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(2)(10)	20,000	13,908
Caisse Nationale des Caisses d'Epargne et de Prevoyance Notes 4.15% due 12/30/09(2)(10)	23,000	14,030
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(2)(10)	5,000	3,371
HBOS PLC Sub. Notes 5.92% due 10/01/15*(2)(10)	10,000	5,898
HBOS PLC Sub. Notes 6.75% due 05/21/18*	190,000	159,311
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	175,000	148,187
NIB Capital Bank Bonds 5.82% due 12/11/13*(2)(10)	23,000	12,109

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
FOREIGN CORPORATE BONDS & NOTES (continued)
Banks-Commercial (continued)
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	$330,000	$347,660
Russian Agricultural Bank Bonds 7.18% due 05/16/13	275,000	223,974
VTB Capital SA Senior Notes 6.25% due 07/02/35*	350,000	245,000
		1,173,448
Banks-Money Center — 0.5%
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	605,000	610,279
Mizuho Financial Group Cayman, Ltd. Bank Guar. Bonds 8.38% due 12/29/49	35,000	30,039
		640,318
Beverages-Wine/Spirits — 0.0%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	31,000	30,684
Brewery — 0.5%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	250,000	267,187
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	90,000	99,000
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	10,000	9,378
SABMiller PLC Notes 6.50% due 07/01/16*	290,000	281,060
SABMiller PLC Senior Notes 6.50% due 07/15/18*	13,000	12,315
		668,940
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.00% due 05/15/18	7,000	6,606
Cellular Telecom — 0.0%
America Movil SAB de CV Company Guar. Bonds 5.63% due 11/15/17	20,000	18,737
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	10,000	10,307
		29,044

Security Description	Principal Amount	Market Value (Note 2)(18)
Containers-Metal/Glass — 0.0%
Consumers International, Inc. Senior Notes 10.25% due 04/01/05†(7)(8)	$20,000	$0
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	15,000	12,900
Diversified Manufacturing Operations — 0.0%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	10,000	9,900
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	30,000	29,397
		39,297
Diversified Operations — 0.3%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	20,000	18,741
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	350,000	320,523
		339,264
Electric-Generation — 0.2%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	350,000	275,948
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	3,000	2,921
		278,869
Electric-Integrated — 0.4%
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	24,000	23,790
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	215,000	211,043
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	275,000	275,450
TransAlta Corp. Senior Notes 6.65% due 05/15/18	8,000	7,552
		517,835
Food-Retail — 0.0%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	24,000	22,732
Insurance-Multi-line — 0.3%
Aegon NV Sub. Bonds 4.63% due 07/15/14(2)(10)	33,000	12,540
AXA SA Sub. Notes 8.60% due 12/15/30	280,000	271,917

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
FOREIGN CORPORATE BONDS & NOTES (continued)
Insurance-Multi-line (continued)
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	$118,000	$113,313
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	14,000	12,110
		409,880
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	12,000	10,201
Medical Products — 0.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	15,000	8,775
Medical-Drugs — 0.0%
Elan Finance PLC / Elan Finance Corp. Company Guar. Bonds 7.75% due 11/15/11	10,000	9,050
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	110,000	98,852
Multimedia — 0.0%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	11,000	10,987
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	13,000	4,940
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	10,000	9,512
Property Trust — 0.0%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	30,000	29,208
Real Estate Operations & Development — 0.0%
Brookfield Asset Management., Inc. Notes 8.13% due 12/15/08	33,000	33,152
Satellite Telecom — 0.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	15,000	13,875
Special Purpose Entities — 0.5%
Hybrid Capital Funding I LP Sub. Notes 8.00% due 06/30/11(10)	40,000	24,000
UFJ Finance Aruba AEC Bank Guar. Bonds 6.75% due 07/15/13	555,000	581,921
		605,921

Security Description	Principal Amount		Market Value (Note 2)(18)
Steel-Producers — 0.2%
ArcelorMittal Notes 6.13% due 06/01/18*		$225,000	$199,375
Steel-Specialty — 0.2%
GTL Trade Finance, Inc. Company Guar. Notes 7.25% due 10/20/17*		220,000	210,934
Telecom Services — 0.1%
TELUS Corp. Notes 8.00% due 06/01/11		38,000	40,245
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*		10,000	6,125
Telephone-Integrated — 0.9%
British Telecom PLC Senior Notes 5.15% due 01/15/13		250,000	233,318
Deutsche Telekom International Finance BV Company Guar. Bonds 8.00% due 06/15/10		250,000	259,520
France Telecom SA Bonds 7.75% due 03/01/11		220,000	230,888
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14		15,000	12,649
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11		340,000	340,099
			1,076,474
Transport-Marine — 0.2%
DP World, Ltd. Bonds 6.85% due 07/02/37*		363,000	268,751
Transport-Rail — 0.0%
Canadian National Railway Co. Notes 6.38% due 10/15/11		30,000	31,014
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38		20,000	19,136
Wireless Equipment — 0.3%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18		325,000	307,460
Total Foreign Corporate Bonds & Notes (cost $8,163,916)			7,396,936
FOREIGN GOVERNMENT AGENCIES — 1.7%
Brazil Nota do Tesouro Nacional Notes 6.00% due 08/15/10(12)	BRL	970,000	859,915
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/17	BRL	2,360,000	1,026,773

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
FOREIGN GOVERNMENT AGENCIES (continued)
Federal Republic of Brazil Notes 8.00% due 01/15/18	$20,000	$21,450
Federal Republic of Brazil Bonds 10.50% due 07/14/14	35,000	44,100
Province of Quebec Bonds 7.50% due 09/15/29	41,000	52,157
Republic of Argentina Bonds 3.13% due 08/03/12(2)	50,000	18,075
Republic of Argentina Bonds 8.28% due 12/31/33	18,173	10,381
Republic of Turkey Senior Bonds 11.88% due 01/15/30	50,000	71,815
Republic of Venezuela Notes 8.50% due 10/08/14	20,000	15,750
Russian Federation Bonds 7.50% due 03/31/30*(13)	19,600	19,796
Russian Federation Notes 8.25% due 03/31/10	5,001	5,172
Total Foreign Government Agencies (cost $2,440,824)		2,145,384
LOANS — 0.1%
Finance-Auto Loans — 0.1%
Ford Motor Bank BTL-B 4.86% due 12/15/13(14)(15) (cost $216,150)	216,150	142,974
MUNICIPAL BONDS & NOTES — 0.1%
Fixed Income Bond Funds — 0.1%
Southern California Public Power Authority Power Project, Revenue Bonds Series B 6.93% due 05/15/17 (cost $128,252)	125,000	141,464
U.S. GOVERNMENT AGENCIES — 56.9%
Federal Home Loan Mtg. Corp. — 17.0%
5.00% due 12/01/20	35,165	34,999
5.00% due 05/01/21	1,479,631	1,472,668
5.00% due 07/01/21	172,969	171,776
5.00% due 10/01/33	55,666	54,433
5.00% due 05/01/34	86,046	84,005
5.00% due 06/01/34	138,319	135,039
5.00% due 02/01/35	326,966	319,009
5.00% due 07/01/35	123,644	120,635
5.00% due 08/01/35	119,427	116,520
5.00% due 09/01/35	402,460	392,666
5.00% due 10/01/35	165,345	161,321
5.00% due 11/01/35	49,408	48,206
5.00% due 12/01/35	812,993	793,207

Security Description	Principal Amount	Market Value (Note 2)(18)
Federal Home Loan Mtg. Corp. (continued)
5.00% due October TBA	$5,200,000	$5,065,122
5.50% due 07/01/34	81,416	81,150
5.50% due 07/01/35	96,960	96,582
5.50% due 04/01/37	88,665	88,264
5.50% due 05/01/37	84,935	84,551
5.50% due 06/01/37	351,231	349,645
5.50% due 08/01/37	1,022,288	1,017,670
5.50% due October TBA	8,820,000	8,773,148
5.78% due 01/01/37(2)	52,068	53,087
5.81% due 01/01/37(2)	88,415	89,414
5.95% due 10/01/36(2)	148,853	152,044
6.00% due 09/01/26	390,592	396,858
6.00% due 12/01/33	113,069	115,062
6.00% due 08/01/36	39,192	39,711
6.50% due 05/01/16	6,786	7,030
6.50% due 05/01/29	20,065	20,773
6.50% due 11/01/34	27,263	28,071
6.50% due 03/01/36	55,027	56,494
6.50% due 05/01/36	1,491	1,531
6.50% due 11/01/37	39,960	41,019
7.00% due 04/01/32	17,090	17,963
Federal Home Loan Mtg. Corp., REMIC
Series 2635, Class NJ 3.00% due 03/15/17(6)	142,489	138,439
Series 2586, Class NK 3.50% due 08/15/16(6)	58,967	58,242
Series 3026, Class PC 4.50% due 01/15/34(6)	150,000	139,185
Series 3102, Class PG 5.00% due 11/15/28(6)	70,000	70,412
Series 3317, Class PD 5.00% due 09/15/31(6)	90,000	89,540
Series 3116, Class PD 5.00% due 10/15/34(6)	150,000	144,739
Series 3312, Class LB 5.50% due 11/15/25(6)	222,000	219,303
Series 3349, Class HB 5.50% due 06/15/31(6)	79,000	79,665
Series 1577, Class PK 6.50% due 09/15/23(6)	96,000	100,335
Series 1226, Class Z 7.75% due 03/15/22(6)	5,149	5,366
		21,524,899
Federal National Mtg. Assoc. — 38.1%
4.56% due 01/01/15	821,528	794,005
4.75% due 12/15/10	15,000	15,503
4.85% due 11/01/15	816,337	778,108
5.00% due 03/01/18	63,672	63,881
5.00% due 06/01/19	18,911	18,914
5.00% due 07/01/22	2,260,266	2,246,740
5.00% due 09/01/35	625,524	610,496
5.00% due 10/01/35	2,344,756	2,288,425
5.00% due 12/01/36	2,276,965	2,222,262
5.00% due October TBA	3,755,000	3,658,778
5.50% due 06/01/20	422,820	427,382
5.50% due 07/01/20	316,240	319,653
5.50% due 03/01/21	339,939	343,607
5.50% due 04/01/21	471,107	475,601

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 06/01/21	$328,769	$331,906
5.50% due 09/01/21	322,903	325,983
5.50% due 10/01/21	406,995	410,878
5.50% due 12/01/21	836,211	844,189
5.50% due 02/01/22	385,545	389,021
5.50% due 06/01/22	311,792	314,603
5.50% due 11/01/22	1,171,003	1,181,559
5.50% due 12/01/22	383,900	387,361
5.50% due 04/01/23	732,233	738,762
5.50% due 12/01/33	191,472	191,505
5.50% due 05/01/34	20,402	20,405
5.50% due 06/01/34	60,473	60,427
5.50% due 07/01/35	4,795,942	4,792,264
5.50% due 12/01/35	139,533	139,339
5.50% due 02/01/36(2)	60,426	61,382
5.50% due 06/01/36	2,639,258	2,641,357
5.50% due 12/01/36	6,132	6,121
5.50% due 03/01/37	708,911	707,552
5.50% due 06/01/37	404,206	403,330
5.50% due 07/01/37	924,126	922,133
5.92% due 10/01/11	434,058	443,359
6.00% due 06/01/17	27,888	28,538
6.00% due 08/01/21	536,764	547,420
6.00% due 06/01/26	233,182	236,997
6.00% due 03/01/27	283,706	288,372
6.00% due 12/01/33	20,395	20,754
6.00% due 05/01/34	72,956	74,128
6.00% due 07/01/34	8,974	9,112
6.00% due 04/01/38	135,293	137,170
6.00% due 07/01/38	424,186	430,071
6.00% due October TBA	3,725,000	3,793,682
6.06% due 09/01/11	264,489	271,620
6.09% due 05/01/11	236,098	241,597
6.29% due 02/01/11	142,674	146,203
6.50% due 08/01/16	20,249	21,054
6.50% due 09/01/32	41,712	43,099
6.50% due 04/01/34	11,379	11,714
6.50% due 11/01/35	68,324	70,190
6.50% due 02/01/36	237,075	243,365
6.50% due 07/01/36	34,719	35,640
6.50% due 11/01/36	49,687	51,005
6.50% due 10/01/37	67,213	68,992
6.50% due October TBA	10,922,370	11,198,837
7.00% due 06/01/37	542,207	567,151
Federal National Mtg. Assoc., REMIC
Series 2005-12, Class BE 5.00% due 11/25/30(6)	85,000	84,631
		48,198,133
Government National Mtg. Assoc. — 1.8%
4.50% due 10/15/35	227,941	217,783
4.50% due 05/15/36	544,072	519,650
5.50% due 04/15/36	340,410	341,275
6.00% due 02/15/33	80,614	82,079
6.50% due 07/15/28	757,894	781,073
6.50% due 08/15/28	36,090	37,194
6.50% due 09/15/28	74,357	76,631

Security Description	Principal Amount	Market Value (Note 2)(18)
Government National Mtg. Assoc. (continued)
6.50% due 11/15/28	$62,326	$64,232
7.00% due 11/15/31	18,526	19,460
7.00% due 01/15/33	29,421	30,924
7.00% due 05/15/33	42,234	44,385
7.50% due 01/15/32	18,054	19,455
8.00% due 02/15/30	5,070	5,565
8.50% due 11/15/17	3,360	3,678
9.00% due 11/15/21	1,025	1,128
Government National Mtg. Assoc., REMIC
Series 2005-74 Class HB 7.50% due 09/16/35(6)	13,172	13,949
Series 2005-74 Class HC 7.50% due 09/16/35(6)	7,720	8,117
Series 2005-74, Class HA 7.50% due 09/16/35(6)	1,774	1,882
		2,268,460
Total U.S. Government Agencies (cost $72,017,776)		71,991,492
U.S. GOVERNMENT TREASURIES — 6.4%
United States Treasury Bonds — 1.0%
4.50% due 05/15/38	12,000	12,388
5.00% due 05/15/37	59,000	65,633
6.25% due 08/15/23	320,000	384,225
6.63% due 02/15/27(21)	600,000	764,344
		1,226,590
United States Treasury Notes — 5.4%
2.13% due 01/31/10	130,000	130,355
2.63% due 05/31/10	2,675,000	2,704,885
2.75% due 02/28/13	15,000	14,923
3.38% due 07/31/13	29,000	29,528
3.50% due 08/15/09	1,250,000	1,266,798
3.50% due 05/31/13	90,000	92,208
3.50% due 02/15/18	33,000	32,361
3.88% due 05/15/18	8,000	8,053
4.00% due 06/15/09	200,000	203,094
4.00% due 08/15/18	20,000	20,284
4.13% due 05/15/15	150,000	158,273
4.25% due 08/15/15	201,000	212,479
4.25% due 11/15/17	28,000	29,019
4.50% due 03/31/12	1,750,000	1,861,835
4.50% due 11/15/15	40,000	42,762
4.50% due 02/15/16	29,000	30,912
		6,837,769
Total U.S. Government Treasuries (cost $7,957,709)		8,064,359
Total Long-Term Investment Securities (cost $161,557,782)		154,541,647
SHORT-TERM INVESTMENT SECURITIES — 0.5%
U.S. Government Agencies — 0.5%
Federal Home Loan Bank Disc. Notes 0.10% due 10/01/08 (cost $600,000)	600,000	600,000

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)(18)
REPURCHASE AGREEMENTS — 0.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $397,004 and collateralized by $385,000 of Federal Home Loan Bank Bonds, bearing interest at 5.38%, due 09/30/22 and having an approximate value of $405,288	$397,000	$397,000
BNP Paribas SA Joint Repurchase Agreement(16)	285,000	285,000
Total Repurchase Agreements (cost $682,000)		682,000
TOTAL INVESTMENTS (cost $162,839,782) (17)	123.2%	155,823,647
Liabilities in excess of other assets	(23.2)	(29,371,772)
NET ASSETS	100.0%	$126,451,875

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $9,112,699 representing 7.2% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(3)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(4)  Commercial Mortgage Backed Security

(5)  Variable Rate Security — the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.

(6)  Collateralized Mortgage Obligation

(7)  Fair valued security; see Note 2

(8)  Illiquid security. At September 30, 2008, the aggregate value of these securities was $3,500 representing 0.0% of net assets.

(9)  To the extent permitted by the Statement of Additional Information, the Multi-Managed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the Multi-Managed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.50% due 8/15/09	08/11/2005	$5,000	$5,000	$3,500	$70.00	0.00%
Southern Energy, Inc. Notes 7.90% due 7/15/09	01/10/2006	30,000	0	0	0.00	0.00%
				$3,500		0.00%

(10)  Perpetual maturity — maturity date reflects the next call date.

(11)  Company has filed Chapter 11 bankruptcy protection.

(12)  Brazilian inflation linked security. Income is linked to Brazil's IPCA Consumer Price Index.

(13)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of September 30, 2008.

(14)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(15)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(16)  See Note 2 for details of Joint Repurchase Agreements.

(17)  See Note 4 for cost of investments on a tax basis.

(18)  Denominated in United States dollars unless otherwise indicated.

(19)  Bond in default

(20)  PIK ("Payment-in-kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(21)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

BTL — Bank Term Loan

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Multi-Managed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
290	Short	U.S. Treasury 10 YR Notes	December 2008	$33,521,175	$33,241,250	$279,925
132	Long	U.S. Treasury 5 YR Notes	December 2008	14,816,052	14,814,938	(1,114)
2	Long	U.S. Treasury 2 YR Notes	December 2008	424,662	426,875	2,213
31	Long	LIFFE Long Gilt	December 2008	6,176,368	6,196,955	20,587
43	Long	Euro-Bund	December 2008	6,882,843	6,950,222	67,379
18	Long	U.S. Treasury Long Bonds	December 2008	2,209,076	2,109,094	(99,982)
						$269,008

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	BRL	6,342,000	USD	3,674,392	12/17/2008	$389,266
*	CLP	553,000,000	USD	1,022,559	11/28/2008	22,824
						412,090
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	USD	1,572,152	BRL	2,742,000	12/17/2008	$(151,809)
*	USD	1,001,812	CLP	553,000,000	11/28/2008	(2,077)
						(153,886)
Net Unrealized Appreciation (Depreciation)						$258,204

*  Represents offsetting or partially offsetting forward foreign currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

BRL — Brazilian Real

CLP — Chilean Peso

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	10.6%
Oil Companies-Integrated	4.9
Banks-Commercial	4.7
Index Fund-Large Cap	4.2
Asset-Backed Commercial Paper	3.7
Medical-Drugs	3.3
Diversified Financial Services	3.2
Repurchase Agreement	2.8
Special Purpose Entities	2.6
Telephone-Integrated	2.5
Electric-Integrated	2.4
Steel-Producers	2.4
U.S. Government Agencies	1.8
Finance-Investment Banker/Broker	1.5
Insurance-Multi-line	1.5
Oil Companies-Exploration & Production	1.5
Banks-Super Regional	1.4
Computers	1.4
Diversified Manufacturing Operations	1.3
Medical Products	1.2
Food-Retail	1.1
Real Estate Investment Trusts	1.1
Applications Software	1.0
Aerospace/Defense	0.9
Electronic Components-Semiconductors	0.9
Index Fund-Mid Cap	0.9
Cosmetics & Toiletries	0.8
Diversified Minerals	0.8
Food-Misc.	0.8
Insurance-Property/Casualty	0.8
Mining	0.8
Networking Products	0.8
Retail-Apparel/Shoe	0.8
Agricultural Chemicals	0.7
Audio/Video Products	0.7
Building & Construction-Misc.	0.7
Enterprise Software/Service	0.7
Multimedia	0.7
Beverages-Non-alcoholic	0.6
Brewery	0.6
Cable TV	0.6
Cellular Telecom	0.6
Electric Products-Misc.	0.6
Machinery-General Industrial	0.6
Medical-Biomedical/Gene	0.6
Auto-Cars/Light Trucks	0.5
Chemicals-Diversified	0.5
Coal	0.5
Computers-Integrated Systems	0.5
Diversified Operations	0.5
Federal Home Loan Mtg. Corp.	0.5
Gas-Distribution	0.5
Paper & Related Products	0.5
Retail-Discount	0.5
Retail-Restaurants	0.5
Transport-Marine	0.5
Airlines	0.4
Distribution/Wholesale	0.4
Energy-Alternate Sources	0.4
Engineering/R&D Services	0.4
Government National Mtg. Assoc.	0.4
Investment Management/Advisor Services	0.4
Medical-HMO	0.4
Real Estate Management/Services	0.4
Tobacco	0.4
U.S. Government Treasuries	0.4
Wire & Cable Products	0.4
Aerospace/Defense-Equipment	0.3
Auto/Truck Parts & Equipment-Original	0.3
Computers-Memory Devices	0.3
Finance-Leasing Companies	0.3
Fisheries	0.3
Import/Export	0.3
Instruments-Scientific	0.3
Insurance-Life/Health	0.3
Investment Companies	0.3
Medical Instruments	0.3
Precious Metals	0.3
Telecom Services	0.3
Toys	0.3
Transport-Rail	0.3
Travel Services	0.3
Venture Capital	0.3
Web Portals/ISP	0.3
Banks-Fiduciary	0.2
Batteries/Battery Systems	0.2
Broadcast Services/Program	0.2
Building & Construction Products-Misc.	0.2
Building-Heavy Construction	0.2
Chemicals-Specialty	0.2
Commercial Services	0.2
Commercial Services-Finance	0.2
Computer Aided Design	0.2
Computer Services	0.2
E-Commerce/Services	0.2
Electric-Generation	0.2
Electronic Components-Misc.	0.2
Entertainment Software	0.2
Finance-Other Services	0.2
Food-Wholesale/Distribution	0.2
Footwear & Related Apparel	0.2
Machinery-Construction & Mining	0.2
Machinery-Farming	0.2
Medical-Generic Drugs	0.2
Medical-Hospitals	0.2
Medical-Wholesale Drug Distribution	0.2
Metal-Diversified	0.2
Office Automation & Equipment	0.2
Oil & Gas Drilling	0.2
Oil Field Machinery & Equipment	0.2
Oil Refining & Marketing	0.2
Oil-Field Services	0.2
Photo Equipment & Supplies	0.2
Pipelines	0.2
Schools	0.2
Semiconductor Components-Integrated Circuits	0.2
Telecommunication Equipment	0.2
Therapeutics	0.2
Transport-Services	0.2
Vitamins & Nutrition Products	0.2

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited) (continued)

Water	0.2%
Wireless Equipment	0.2
Advertising Sales	0.1
Agricultural Operations	0.1
Apparel Manufacturers	0.1
Building Products-Air & Heating	0.1
Circuit Boards	0.1
Consulting Services	0.1
Containers-Metal/Glass	0.1
Containers-Paper/Plastic	0.1
Data Processing/Management	0.1
Diagnostic Equipment	0.1
Direct Marketing	0.1
Disposable Medical Products	0.1
Electric-Distribution	0.1
Electric-Transmission	0.1
Electronic Measurement Instruments	0.1
Engines-Internal Combustion	0.1
Environmental Monitoring & Detection	0.1
Finance-Auto Loans	0.1
Finance-Consumer Loans	0.1
Finance-Credit Card	0.1
Food-Dairy Products	0.1
Forestry	0.1
Gambling (Non-Hotel)	0.1
Home Furnishings	0.1
Human Resources	0.1
Independent Power Producers	0.1
Industrial Audio & Video Products	0.1
Insurance-Reinsurance	0.1
Internet Application Software	0.1
Internet Infrastructure Equipment	0.1
Internet Infrastructure Software	0.1
Internet Security	0.1
Intimate Apparel	0.1
Machinery-Pumps	0.1
Medical Labs & Testing Services	0.1
Medical Sterilization Products	0.1
Medical-Outpatient/Home Medical	0.1
Metal-Copper	0.1
Miscellaneous Manufacturing	0.1
Office Furnishings-Original	0.1
Power Converter/Supply Equipment	0.1
Printing-Commercial	0.1
Protection/Safety	0.1
Publishing-Books	0.1
Publishing-Periodicals	0.1
Retail-Computer Equipment	0.1
Retail-Pawn Shops	0.1
Rubber/Plastic Products	0.1
Satellite Telecom	0.1
Seismic Data Collection	0.1
Semiconductor Equipment	0.1
Soap & Cleaning Preparation	0.1
Steel Pipe & Tube	0.1
Television	0.1
Warehousing & Harbor Transportation Services	0.1
106.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 70.0%
Advanced Materials — 0.0%
Ceradyne, Inc.†	1,949	$71,449
PV Crystalox Solar PLC(16)	7,456	20,448
		91,897
Advertising Sales — 0.1%
Focus Media Holding, Ltd. ADR†	5,655	161,223
Advertising Services — 0.0%
JC Decaux SA(16)	1,508	33,382
Aerospace/Defense — 0.9%
BAE Systems PLC(16)	24,429	179,285
Boeing Co.(15)	16,479	945,070
Esterline Technologies Corp.†	1,380	54,633
Lockheed Martin Corp.	1,533	168,123
Northrop Grumman Corp.	1,962	118,778
Raytheon Co.	15,087	807,304
Teledyne Technologies, Inc.†	3,082	176,166
		2,449,359
Aerospace/Defense-Equipment — 0.3%
Curtiss-Wright Corp.	1,801	81,854
European Aeronautic Defense and Space Co. NV(16)	3,339	57,772
HEICO Corp.	1,543	50,640
Moog, Inc., Class A†	4,671	200,291
Orbital Sciences Corp.†	3,544	84,950
United Technologies Corp.	6,036	362,522
		838,029
Agricultural Chemicals — 0.7%
Andersons, Inc.	4,360	153,559
CF Industries Holdings, Inc.	4,258	389,437
Monsanto Co.	6,558	649,111
Potash Corp. of Saskatchewan	1,285	169,633
Terra Industries, Inc.	11,906	350,036
The Mosaic Co.	3,024	205,692
		1,917,468
Agricultural Operations — 0.1%
Bunge, Ltd.	3,933	248,487
Airlines — 0.4%
Air Arabia†	141,088	56,080
British Airways PLC(16)	229,041	690,153
Lan Airlines SA ADR	12,000	136,800
Qantas Airways, Ltd.(16)	16,079	40,737
Singapore Airlines, Ltd.(16)	13,000	130,042
		1,053,812
Alternative Waste Technology — 0.0%
Calgon Carbon Corp.†	1,598	32,535
Apparel Manufacturers — 0.1%
G-III Apparel Group, Ltd.†	4,370	81,763
Gildan Activewear, Inc.†	3,100	68,889
Onward Holdings Co., Ltd.†(16)	7,000	72,791
True Religion Apparel, Inc.†	854	22,076
		245,519

Security Description	Shares	Market Value (Note 2)
Applications Software — 1.0%
Citrix Systems, Inc.†	2,656	$67,091
Compuware Corp.†	18,434	178,625
Microsoft Corp.(15)	88,250	2,355,393
NetSuite, Inc.†	1,767	31,841
Progress Software Corp.†	2,496	64,871
Salesforce.com, Inc.†	1,873	90,653
		2,788,474
Athletic Footwear — 0.0%
Adidas AG(16)	555	29,807
Audio/Video Products — 0.7%
Matsushita Electric Industrial Co., Ltd.(16)	93,000	1,614,023
Sony Corp.(16)	8,100	250,499
		1,864,522
Auto/Truck Parts & Equipment-Original — 0.3%
Aisin Seiki Co., Ltd.(16)	8,800	214,849
Autoliv, Inc.	5,227	176,411
Dana Holding Corp.†	720	3,485
Exide Technologies†	9,202	67,911
Fuel Systems Solutions, Inc.†	2,545	87,675
GKN PLC(16)	14,503	51,006
Tenneco, Inc.†	4,000	42,520
Toyota Industries Corp.(16)	1,700	42,968
Valeo SA(16)	8,934	272,076
		958,901
Auto-Cars/Light Trucks — 0.5%
Bayerische Motoren Werke AG(16)	1,435	55,971
Daimler AG(16)	1,811	91,528
Dongfeng Motor Group Co., Ltd., Class H†(16)	84,000	31,048
Fiat SpA(16)	64,887	864,549
Renault SA(16)	1,233	79,674
Toyota Motor Corp.(16)	1,400	59,440
Volkswagen AG(16)	348	136,904
		1,319,114
Banks-Commercial — 4.5%
Allied Irish Banks PLC (Dublin)(16)	12,335	106,151
Allied Irish Banks PLC (London)(16)	7,735	65,259
Alpha Bank AE(16)	1,880	41,335
Banco Do Brasil SA†	17,100	204,438
Banco Latinoamericano de Exportaciones SA	6,219	89,678
Banco Santander SA(16)	14,273	216,059
Bank Leumi Le-Israel BM†(16)	36,570	134,023
Bank of China, Ltd.(16)	179,000	68,627
Bank of the Ozarks, Inc.	2,800	75,600
Bank Rakyat Indonesia(16)	136,500	77,174
Barclays PLC(16)	206,145	1,252,284
Barclays PLC ADR	13,300	328,510
BNP Paribas SA(16)	14,897	1,432,099
Cathay General Bancorp	2,745	65,331
Center Financial Corp.	6,995	89,326
China Construction Bank, Class H(16)	393,000	260,852
City Bank	3,480	54,288
City Holding Co.	2,040	86,190
Commerzbank AG(16)	3,290	49,128

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Credicorp, Ltd.	2,240	$139,440
DBS Group Holdings, Ltd.(16)	118,141	1,396,785
Deutsche Bank AG(16)	1,036	73,709
DnB NOR ASA(16)	10,987	84,861
First BanCorp.	8,310	91,909
Greene Bancshares, Inc.	4,670	109,792
HBOS PLC(16)	28,334	64,341
HSBC Holdings PLC(16)	11,956	193,626
Industrial & Commercial Bank of China, Class H(16)	582,000	346,677
Integra Bank Corp.	5,599	44,680
International Bancshares Corp.	4,170	112,590
KBC Groep NV(16)	12,786	1,111,899
Lloyds TSB Group PLC(16)	10,671	44,389
Lloyds TSB Group PLC ADR	7,000	117,110
National Bank of Greece SA(16)	5,533	227,444
Nordea Bank AB(16)	105,245	1,263,042
Old Second BanCorp., Inc.	3,930	72,784
Pacific Capital Bancorp	2,782	56,614
Royal Bank of Scotland Group PLC(16)	80,440	266,460
S&T Bancorp, Inc.	3,027	111,484
Sandy Spring BanCorp., Inc.	4,210	93,041
Southwest Bancorp, Inc.	3,495	61,757
Standard Bank Group, Ltd.(16)	6,662	76,509
Standard Chartered PLC(16)	6,894	167,457
Suffolk Bancorp	2,598	102,387
Sumitomo Mitsui Financial Group, Inc.(16)	7	43,854
Toronto-Dominion Bank	857	51,601
Turkiye Garanti Bankasi AS†(16)	68,483	163,285
UCBH Holdings, Inc.	24,340	156,019
Unibanco - Uniao de Bancos Brasileiros SA GDR	3,563	359,578
UniCredito Italiano SpA(16)	28,951	106,941
Virginia Commerce Bancorp, Inc.†	7,099	44,369
Westpac Banking Corp.(16)	31,057	549,733
		12,602,519
Banks-Fiduciary — 0.2%
Northern Trust Corp.	1,294	93,427
State Street Corp.	7,900	449,352
		542,779
Banks-Super Regional — 1.2%
Bank of America Corp.(15)	32,536	1,138,760
US Bancorp	31,188	1,123,392
Wells Fargo & Co.	26,643	999,912
		3,262,064
Batteries/Battery Systems — 0.2%
Advanced Battery Technologies, Inc.†	4,400	14,212
BYD Co., Ltd., Class H(16)	17,500	29,105
BYD Electronic International Co, Ltd.†(16)	181,500	59,575
China BAK Battery, Inc.†	4,800	17,280
Energizer Holdings, Inc.†	1,100	88,605
Energy Conversion Devices, Inc.†	492	28,659

Security Description	Shares	Market Value (Note 2)
Batteries/Battery Systems (continued)
EnerSys†	1,866	$36,779
Greatbatch, Inc.†	2,400	58,896
GS Yuasa Corp.†(16)	12,000	42,579
Saft Groupe SA(16)	719	28,586
Ultralife Corp.†	2,300	17,825
Valence Technology, Inc.†	6,000	20,700
		442,801
Beverages-Non-alcoholic — 0.6%
Britvic PLC†(16)	7,494	27,334
Pepsi Bottling Group, Inc.	10,926	318,711
PepsiCo, Inc.	14,391	1,025,647
The Coca-Cola Co.	3,796	200,732
		1,572,424
Beverages-Wine/Spirits — 0.0%
Central European Distribution Corp.†	841	38,190
Brewery — 0.5%
Boston Beer Co., Inc., Class A†	1,856	88,141
Heineken NV(16)	5,549	223,611
InBev NV(16)	19,677	1,161,550
		1,473,302
Broadcast Services/Program — 0.2%
Grupo Televisa SA	6,300	137,781
Liberty Global, Inc., Class A†	12,109	366,903
		504,684
Building & Construction Products-Misc. — 0.1%
Fletcher Building, Ltd.(16)	42,509	191,943
Matsushita Electric Works, Ltd.†(16)	8,000	71,297
		263,240
Building & Construction-Misc. — 0.7%
Abengoa SA†(16)	3,843	78,169
Aveng, Ltd.†(16)	21,352	162,822
Balfour Beatty PLC†(16)	13,168	70,844
Bilfinger Berger AG†(16)	5,954	311,589
Bouygues SA(16)	14,476	660,124
Broadwind Energy, Inc.†	2,200	19,800
China Grand Forestry Green Resources Group, Ltd.†(16)	176,000	8,946
Geberit AG†(16)	881	108,503
GS Engineering & Construction Corp.†(16)	1,095	89,284
Insituform Technologies, Inc., Class A†	2,264	33,869
Layne Christensen Co.†	1,527	54,102
Murray & Roberts Holdings, Ltd.(16)	15,437	188,544
Orascom Construction Industries GDR(16)	1,055	109,825
Standard Pacific Corp.†	20,120	98,789
		1,995,210
Building Products-Air & Heating — 0.1%
Daikin Industries, Ltd.†(16)	1,200	40,735
Lennox International, Inc.	2,980	99,145
		139,880
Building-Heavy Construction — 0.2%
Acciona SA(16)	453	68,888

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building-Heavy Construction (continued)
Grupo Ferrovial SA(16)	1,892	$88,254
Impregilo SpA†(16)	12,266	46,890
Perini Corp.†	2,867	73,940
Skanska AB, Class B(16)	16,400	187,577
		465,549
Cable TV — 0.3%
Comcast Corp., Class A	12,156	238,622
Rogers Communications, Inc., Class B	4,575	148,395
The DIRECTV Group, Inc.†	18,703	489,458
		876,475
Casino Hotels — 0.0%
Genting Bhd(16)	75,800	116,692
Cellular Telecom — 0.5%
America Movil SAB de CV, Series L ADR	9,427	437,036
Centennial Communications Corp.†	10,421	65,027
China Mobile, Ltd.(16)	19,100	191,238
MTN Group, Ltd.(16)	11,150	157,908
Partner Communications†(16)	7,988	152,400
Syniverse Holdings, Inc.†	4,555	75,659
Vimpel-Communications ADR	12,650	256,795
Vodafone Group PLC(16)	57,949	128,021
		1,464,084
Chemicals-Diversified — 0.5%
Akzo Nobel NV(16)	808	38,846
BASF AG(16)	9,870	473,027
FMC Corp.	4,642	238,552
Innospec, Inc.	5,346	64,473
Israel Chemicals, Ltd.(16)	13,832	209,711
Koninklijke DSM DV(16)	3,949	185,949
The Dow Chemical Co.	7,434	236,253
		1,446,811
Chemicals-Specialty — 0.1%
Albemarle Corp.	2,239	69,051
Arch Chemicals, Inc.	1,688	59,586
H.B. Fuller Co.	2,656	55,431
OM Group, Inc.†	4,969	111,803
		295,871
Circuit Boards — 0.1%
TTM Technologies, Inc.†	15,445	153,214
Coal — 0.4%
Alliance Resource Partners LP	2017	63,576
Alpha Natural Resources, Inc.†	3,728	191,731
Arch Coal, Inc.	537	17,662
Banpu Public Co., Ltd.(16)	10,200	90,847
Centennial Coal Co., Ltd.(16)	13,805	41,343
China Coal Energy Co., Class H(16)	32,000	33,275
China Shenhua Energy Co., Ltd., Class H(16)	91,500	220,498
CONSOL Energy, Inc.	429	19,687
Felix Resources, Ltd.†(16)	1,254	17,248
Foundation Coal Holdings, Inc.	317	11,279
Hidili Industry International Development, Ltd.(16)	12,000	5,754

Security Description	Shares	Market Value (Note 2)
Coal (continued)
International Coal Group, Inc.†	10,001	$62,406
James River Coal Co.†	344	7,565
MacArthur Coal, Ltd.(16)	1,187	10,208
Massey Energy Co.	3,313	118,175
Patriot Coal Corp.†	368	10,690
Peabody Energy Corp.	591	26,595
Riversdale Mining ,Ltd.†(16)	2,362	15,818
Straits Asia Resources, Ltd.(16)	111,000	117,780
UK Coal PLC†(16)	2,001	12,314
Walter Industries, Inc.	2,662	126,312
Yanzhou Coal Mining Co., Ltd., Class H(16)	22,000	22,986
		1,243,749
Commercial Services — 0.1%
Healthcare Services Group	2,878	52,639
Standard Parking Corp.†	4,336	96,346
		148,985
Commercial Services-Finance — 0.2%
Deluxe Corp.	4,430	63,748
Experian Group, Ltd.(16)	11,478	76,109
Interactive Data Corp.	2,580	65,068
Mastercard, Inc., Class A	1,664	295,077
Morningstar, Inc.†	2,779	154,151
		654,153
Computer Aided Design — 0.2%
Ansys, Inc.†	5,926	224,418
Parametric Technology Corp.†	12,551	230,938
		455,356
Computer Data Security — 0.0%
Gemalto NV†(16)	3,471	125,540
Computer Services — 0.2%
CACI International, Inc., Class A†	2,636	125,579
Electronic Data Systems Corp.†	4,549	99,896
IHS, Inc.†	23,450	40,042
Net 1 UEPS Technologies, Inc.†	5,490	122,592
PRG-Schultz International, Inc.†	3,272	29,317
SYKES Enterprises, Inc.	3,211	59,243
		476,669
Computers — 1.4%
3PAR, Inc.†	2,932	18,911
Apple, Inc.†	9,109	1,035,329
Compal Electronics, Inc.†(16)	56,280	40,671
Dell, Inc.†	5,830	96,078
Hewlett-Packard Co.(15)	25,790	1,192,530
International Business Machines Corp.	11,465	1,340,946
Wincor Nixdorf AG(16)	683	40,372
Wistron Corp.†(16)	71,997	87,249
		3,852,086
Computers-Integrated Systems — 0.5%
Brocade Communications Systems, Inc.†	20,471	119,141
Fujitsu, Ltd.(16)	193,000	1,078,172
Integral Systems, Inc.†	4,966	103,144
Netscout Systems, Inc.†	6,095	64,851
		1,365,308

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computers-Memory Devices — 0.3%
Data Domain, Inc.†	3,682	$81,998
EMC Corp.†	45,097	539,360
NetApp, Inc.†	15,607	284,516
Seagate Technology(17)	970	0
		905,874
Consulting Services — 0.1%
Accenture Ltd., Class A	1,930	73,340
ICF International, Inc.†	3,194	63,082
Stantec, Inc.†	2,617	62,656
Watson Wyatt Worldwide, Inc., Class A	3,269	162,567
		361,645
Containers-Metal/Glass — 0.1%
Greif, Inc., Class A	2,090	137,146
Silgan Holdings, Inc.	2,463	125,835
		262,981
Containers-Paper/Plastic — 0.1%
Packaging Corp. of America	4,559	105,678
Smurfit-Stone Container Corp.†	5,675	26,673
Sonoco Products Co.	985	29,235
		161,586
Cosmetics & Toiletries — 0.8%
Alberto-Culver Co.	4,543	123,751
Bare Escentuals, Inc.†	3,223	35,034
Chattem, Inc.†	1,695	132,515
Colgate-Palmolive Co.	8,161	614,931
Kao Corp.†(16)	14,000	375,053
Procter & Gamble Co.	9,187	640,242
The Estee Lauder Cos., Inc., Class A	8,427	420,592
		2,342,118
Data Processing/Management — 0.1%
Acxiom Corp.	7,510	94,175
CSG Systems International, Inc.†	4,499	78,867
		173,042
Decision Support Software — 0.0%
SPSS, Inc.†	2,702	79,331
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	4,323	229,335
Diagnostic Kits — 0.0%
Quidel Corp.†	5,525	90,665
Dialysis Centers — 0.0%
Fresenius Medical Care AG & Co. KGaA†(11)(16)	2,014	103,695
Disposable Medical Products — 0.1%
Merit Medical Systems, Inc.†	8,913	167,297
Distribution/Wholesale — 0.4%
Inchcape PLC(16)	72,767	246,341
Jardine Cycle & Carriage, Ltd.†(16)	12,000	132,316
Medion AG†(16)	1,752	19,801
MWI Veterinary Supply, Inc.†	2,522	99,089
Owens & Minor, Inc.	1,865	90,453
WESCO International, Inc.†	6,518	209,749

Security Description	Shares	Market Value (Note 2)
Distribution/Wholesale (continued)
Wolseley PLC(16)	28,111	$214,088
		1,011,837
Diversified Financial Services — 0.1%
Guoco Group, Ltd.(16)	7,000	59,818
Shinhan Financial Group Co., Ltd.†(16)	7,710	277,981
		337,799
Diversified Manufacturing Operations — 1.2%
3M Co.	9,098	621,484
Acuity Brands, Inc.	2,557	106,780
Ameron International Corp.	395	28,302
Charter PLC(16)	20,370	227,688
Cookson Group PLC(16)	14,470	122,033
Danaher Corp.	930	64,542
General Electric Co.	33,159	845,555
GUD Holdings, Ltd.†(16)	2,342	11,034
Honeywell International, Inc.	14,420	599,151
Illinois Tool Works, Inc.	5,522	245,453
IMI PLC(16)	13,260	89,297
ITT Corp.	1,000	55,610
Koppers Holdings, Inc.	3,774	141,185
Matthews International Corp., Class A	1,466	74,385
Parker Hannifin Corp.	1,653	87,609
Pentair, Inc.	2,048	70,799
		3,390,907
Diversified Minerals — 0.7%
Anglo American PLC(16)	2,711	90,633
BHP Billiton, Ltd.(16)	59,477	1,528,202
Cia Vale do Rio Doce ADR	7,687	147,206
Teck Cominco, Ltd.	2,420	68,717
Xstrata PLC(16)	2,188	67,728
		1,902,486
Diversified Operations — 0.5%
Chemed Corp.	1,630	66,928
Davis Service Group PLC†(16)	12,539	60,154
Guangdong Investment, Ltd.(16)	66,000	15,385
LG Corp.†(16)	3,985	208,122
LVMH Moet Hennessy Louis Vuitton SA(16)	693	61,190
Swire Pacific, Ltd., Class A(16)	104,500	921,096
Tomkins PLC(16)	21,703	60,093
		1,392,968
Drug Delivery Systems — 0.0%
Alkermes, Inc.†	6,984	92,887
Matrixx Initiatives, Inc.†	143	2,557
		95,444
E-Commerce/Products — 0.0%
Amazon.com, Inc.†	352	25,612
E-Commerce/Services — 0.2%
eBay, Inc.†	8,033	179,779
Expedia, Inc.†	9,734	147,081
NetFlix, Inc.†	2,798	86,402
Orbitz Worldwide, Inc.†	10,580	62,105
priceline.com, Inc.†	3,204	219,250
		694,617

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Educational Software — 0.0%
Blackboard, Inc.†	2,186	$88,074
Electric Products-Misc. — 0.6%
Emerson Electric Co.	14,995	611,646
GrafTech International, Ltd.†	4,177	63,114
Hitachi, Ltd.(16)	101,000	694,562
LG Electronics, Inc.†(16)	720	67,097
Mitsubishi Electric Corp.†(16)	34,000	229,100
Molex, Inc.	3,610	81,045
		1,746,564
Electric-Distribution — 0.1%
National Grid PLC(16)	9,178	116,605
Vector, Ltd.(16)	41,846	59,056
		175,661
Electric-Generation — 0.1%
British Energy Group PLC(16)	2,670	36,175
Huaneng Power International, Inc., Class H(16)	60,000	40,168
The AES Corp.†	18,000	210,420
		286,763
Electric-Integrated — 2.0%
A2A SpA†(16)	164,608	417,600
Alliant Energy Corp.	6,732	216,838
BKW FMB Energie AG†(16)	391	40,157
Cleco Corp.	3,310	83,578
DPL, Inc.	9,357	232,054
E.ON AG(16)	6,217	314,849
EDF(16)	2,499	181,074
Edison International	19,243	767,796
Enel SpA(16)	54,962	458,170
Energias de Portugal SA(16)	32,870	138,342
Entergy Corp.	441	39,253
Exelon Corp.	791	49,532
FirstEnergy Corp.	6,100	408,639
FPL Group, Inc.	1,228	61,768
Hokkaido Electric Power Co., Inc.(16)	1,200	25,054
Hokuriku Electric Power Co.†(16)	1,100	26,440
International Power PLC(16)	15,497	99,930
Kyushu Electric Power Co, Inc.†(16)	1,600	33,493
Northwestern Corp.	3,310	83,180
OGE Energy Corp.	2,643	81,616
PG&E Corp.	20,078	751,921
Portland General Electric Co.	3,405	80,562
Public Power Corp. SA†(16)	30,529	474,260
Public Service Enterprise Group, Inc.	1,315	43,119
Scottish & Southern Energy PLC(16)	3,759	95,558
Shikoku Electric Power Co., Inc.†(16)	1,000	25,201
The Kansai Electric Power Co., Inc.(16)	1,700	37,728
Tokyo Electric Power Co., Inc.(16)	14,800	364,740
TransAlta Corp.	500	13,437
		5,645,889

Security Description	Shares	Market Value (Note 2)
Electric-Transmission — 0.1%
Terna Rete Elettrica Nazionale SpA(16)	85,639	$313,777
Electronic Components-Misc. — 0.1%
Alps Electric Co., Ltd.†(16)	17,200	135,038
Celestica, Inc.†	6,500	40,677
Hon Hai Precision Industry Co., Ltd.†(16)	17,158	61,048
Sanmina-SCI Corp.†	60,820	85,148
		321,911
Electronic Components-Semiconductors — 0.8%
Intel Corp.	60,194	1,127,434
IXYS Corp.	5,810	52,813
MEMC Electronic Materials, Inc.†	9,125	257,873
National Semiconductor Corp.	18,861	324,598
NVIDIA Corp.†	5,702	61,068
Renesola, Ltd.†	1,300	13,637
Samsung Electronics Co., Ltd.(16)	622	286,415
Silicon Image, Inc.†	13,957	74,530
Texas Instruments, Inc.	2,761	59,362
Xilinx, Inc.	3,228	75,697
		2,333,427
Electronic Forms — 0.0%
Adobe Systems, Inc.†	1,850	73,020
Electronic Measurement Instruments — 0.1%
Badger Meter, Inc.	795	37,325
Itron, Inc.†	831	73,568
National Instruments Corp.	4,013	120,591
		231,484
Electronic Parts Distribution — 0.0%
Avnet, Inc.†	5,291	130,317
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	1,473	87,982
Electronics-Military — 0.0%
Safran SA(16)	2,718	47,264
Energy-Alternate Sources — 0.4%
Areva SA(16)	21	16,280
Aventine Renewable Energy Holdings, Inc.†	5,968	18,859
Ballard Power Systems, Inc.†	6,600	23,496
Canadian Solar, Inc.†	800	15,624
China Sunergy Co., Ltd. ADR†	1,373	9,735
Covanta Holding Corp.†	1,800	43,092
EDF Energies Nouvelles SA(16)	1,330	66,407
EDP Renovaveis SA†(16)	3,333	26,493
Evergreen Energy, Inc.†	11,100	10,434
Evergreen Solar, Inc.†	2,900	16,008
Fersa Energias Renovables SA(16)	2,475	10,868
First Solar, Inc.†	1,031	194,766
FuelCell Energy, Inc.†	6,215	37,476
GT Solar International, Inc.†	1,248	13,541
Gushan Environmental Energy, Ltd.	6,500	33,215
Headwaters, Inc.†	5,629	75,147
Iberdrola Renovables SA†(16)	7,523	32,743
JA Solar Holdings Co., Ltd. ADR†	6,465	68,400
LDK Solar Co., Ltd. ADR†	907	27,228

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Energy-Alternate Sources (continued)
Q-Cells AG†(16)	379	$31,842
Renewable Energy Corp. AS†	1,410	26,267
Solar Millennium AG†(16)	468	14,354
Solarfun Power Holdings Co., Ltd. ADR†	1,481	15,595
Solaria Energia y Medio Ambiente SA†(16)	1,708	9,571
Solarworld AG(16)	639	26,957
Sunpower Corp., Class A†	521	36,955
Suntech Power Holdings Co., Ltd. ADR†	1,000	35,870
Theolia SA†(16)	1,980	21,046
Trina Solar, Ltd. ADR†	600	13,770
Verasun Energy Corp.†	5,181	16,217
Yinglo Green Energy Holding Co., Ltd. ADR†	1,900	20,938
		1,009,194
Engineering/R&D Services — 0.4%
ABB, Ltd.†(16)	3,850	73,861
Aecom Technology Corp.†	2,178	53,230
Boart Longyear Group(16)	286,101	260,755
EMCOR Group, Inc.†	4,377	115,203
Foster Wheeler, Ltd.†	4,600	166,106
McDermott International, Inc.†	3,119	79,690
SAIC, Inc.†	5,487	111,002
Samsung Engineering Co. Ltd.†(16)	2,585	161,409
		1,021,256
Engines-Internal Combustion — 0.1%
Cummins, Inc.	4,886	213,616
Enterprise Software/Service — 0.7%
Advent Software, Inc.†	4,767	167,941
Aveva Group PLC(16)	1,915	39,198
BMC Software, Inc.†	19,990	572,314
Concur Technologies, Inc.†	1,773	67,835
Informatica Corp.†	5,314	69,029
JDA Software Group, Inc.†	6,732	102,394
MicroStrategy, Inc., Class A†	1,549	92,212
Omniture, Inc.†	4,535	83,263
Oracle Corp.†	15,929	323,518
SAP AG(16)	3,049	163,725
Sybase, Inc.†	7,115	217,861
Temenos Group AG†(16)	1,349	25,237
		1,924,527
Entertainment Software — 0.2%
Baidu.com†	974	241,776
Capcom Co, Ltd.(16)	2,600	73,825
Shanda Interactive Entertainment, Ltd.†	5,900	150,745
Take-Two Interactive Software, Inc.	7,380	121,032
The9, Ltd. ADR†	5,095	85,545
		672,923
Environmental Consulting & Engineering — 0.0%
Tetra Tech, Inc.†	3,594	86,472
Environmental Monitoring & Detection — 0.1%
Clean Harbors, Inc.†	2,471	166,916
Met-Pro Corp.	566	8,258
		175,174

Security Description	Shares	Market Value (Note 2)
Filtration/Separation Products — 0.0%
Clarcor, Inc.	965	$36,622
Pall Corp.	1,079	37,107
		73,729
Finance-Consumer Loans — 0.1%
ASTA Funding, Inc.	6,346	44,485
Portfolio Recovery Associates, Inc.†	1,760	85,589
World Acceptance Corp.†	3,440	123,840
		253,914
Finance-Credit Card — 0.1%
Advanta Corp., Class B	10,642	87,584
Credit Saison Co., Ltd.(16)	2,400	39,043
Discover Financial Services	8,883	122,763
		249,390
Finance-Investment Banker/Broker — 1.2%
Citigroup, Inc.(15)	20,276	415,861
Credit Suisse Group AG(16)	1,573	74,893
Greenhill & Co., Inc.	1,616	119,180
Interactive Brokers Group, Inc., Class A†	3,081	68,306
Investment Technology Group, Inc.†	8,050	244,962
JPMorgan Chase & Co.	22,312	1,041,970
Knight Capital Group, Inc., Class A†	5,240	77,866
Macquarie Group, Ltd.(16)	1,765	55,107
optionsXpress Holdings, Inc.	2,706	52,551
Stifel Financial Corp.†	1,213	60,529
SWS Group, Inc.	6,199	124,972
The Goldman Sachs Group, Inc.	7,720	988,160
TradeStation Group, Inc.†	9,170	85,740
		3,410,097
Finance-Leasing Companies — 0.3%
Mitsubishi UFJ Lease & Finance Co., Ltd.†(16)	10,310	340,781
ORIX Corp.(16)	3,350	414,279
		755,060
Finance-Other Services — 0.2%
Grupo Financiero Banorte SAB de CV	58,900	187,959
The Nasdaq OMX Group†	9,100	278,187
		466,146
Fisheries — 0.3%
Toyo Suisan Kaisha, Ltd.†(16)	34,000	861,903
Food-Confectionery — 0.0%
Barry Callebaut AG†(16)	69	41,477
Food-Dairy Products — 0.1%
Dean Foods Co.†	8,879	207,413
Snow Brand Milk Products Co., Ltd.†(16)	26,000	83,243
		290,656
Food-Misc. — 0.7%
Aryzta AG†	4,024	160,645
Axfood AB†(16)	2,400	65,167
Cal-Maine Foods, Inc.	2,285	62,700
Campbell Soup Co.	2,802	108,157

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Food-Misc. (continued)
Compass Group PLC(16)	5,533	$34,450
Corn Products International, Inc.	4,508	145,518
Groupe Danone(16)	685	48,539
Indofood Sukses Makmur Tbk PT(16)	597,000	123,681
Kerry Group PLC. Class A†(16)	24,386	715,334
Nestle SA(16)	5,865	253,673
Nutreco Holding NV(16)	763	35,833
Orkla ASA(16)	7,450	68,471
Sodexo(16)	568	33,658
Suedzucker AG†(16)	13,756	201,208
SunOpta, Inc.†	4,600	28,336
		2,085,370
Food-Retail — 1.1%
Colruyt SA†(16)	3,641	908,858
Koninklijke Ahold NV(16)	11,065	127,673
Safeway, Inc.	22,901	543,212
The Kroger Co.	16,861	463,340
Woolworths, Ltd.(16)	44,881	970,552
		3,013,635
Food-Wholesale/Distribution — 0.2%
Fresh Del Monte Produce, Inc.†	3,990	88,578
Nash Finch Co.	5,530	238,454
Spartan Stores, Inc.	5,166	128,530
		455,562
Footwear & Related Apparel — 0.2%
Deckers Outdoor Corp.†	1,136	118,235
Steven Madden, Ltd.†	6,750	167,265
Wolverine World Wide, Inc.	6,636	175,589
		461,089
Forestry — 0.1%
Canfor Corp.†	2,731	20,940
Deltic Timber Corp.	309	19,665
Gunns, Ltd.†(16)	8,725	8,161
Plum Creek Timber Co., Inc.	933	46,519
Sino-Forest Corp.†	1,653	20,829
Sumitomo Forestry Co., Ltd.†(16)	2,800	16,360
Timberwest Forest Corp.	1,642	18,823
West Fraser Timber Co., Ltd.	577	18,916
Weyerhaeuser Co.	942	57,066
		227,279
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	4,100	82,656
Gambling (Non-Hotel) — 0.1%
IG Group Holdings PLC†(16)	16,555	94,362
William Hill PLC(16)	16,187	68,284
		162,646
Garden Products — 0.0%
Toro Co.	2,275	93,958
Gas-Distribution — 0.5%
Energen Corp.	13,017	589,410
GDF Suez(16)	5,136	268,744
Nicor, Inc.	1,890	83,822
Toho Gas Co., Ltd.†(16)	75,000	411,913

Security Description	Shares	Market Value (Note 2)
Gas-Distribution (continued)
Tokyo Gas Co., Ltd.†(16)	24,000	$99,244
		1,453,133
Hazardous Waste Disposal — 0.0%
American Ecology Corp.	3,481	96,319
Energy Solutions, Inc.	616	6,160
		102,479
Home Furnishings — 0.1%
Hooker Furniture Corp.	2,413	42,831
Tempur-Pedic International, Inc .	13,050	153,468
		196,299
Hospital Beds/Equipment — 0.0%
Kinetic Concepts, Inc.†	2,040	58,324
Human Resources — 0.1%
AMN Healthcare Services, Inc.†	8,056	141,544
Manpower, Inc.	2,016	87,011
Robert Half International, Inc.	7,009	173,473
		402,028
Import/Export — 0.3%
ITOCHU Corp.†(16)	56,000	338,513
Marubeni Corp.(16)	42,000	189,743
Mitsubishi Corp.(16)	19,900	414,114
		942,370
Independent Power Producers — 0.0%
Mirant Corp.†	1,055	19,296
Ormat Technologies, Inc.	1,919	69,717
		89,013
Industrial Audio & Video Products — 0.1%
Dolby Laboratories, Inc., Class A†	4,790	168,560
Instruments-Controls — 0.0%
Watts Water Technologies, Inc., Class A	2,604	71,219
Instruments-Scientific — 0.3%
Applied Biosystems, Inc.	879	30,106
FEI Co.†	11,134	265,101
Roth & Rau AG†(16)	364	12,759
Waters Corp.†	6,863	399,289
		707,255
Insurance Brokers — 0.0%
eHealth, Inc.†	2,123	33,968
Insurance-Life/Health — 0.2%
FBL Financial Group, Inc., Class A	3,339	93,125
Old Mutual PLC(16)	222,321	310,837
Prudential PLC(16)	5,523	50,838
Sony Financial Holdings, Inc.(11)(16)	28	110,524
		565,324
Insurance-Multi-line — 1.4%
ACE, Ltd.	2,843	153,892
Allianz SE(16)	1,612	221,702
Allstate Corp.(15)	4,038	186,233
American Financial Group, Inc.	12,172	359,074
Assured Guaranty, Ltd.	3,820	62,113
AXA SA(16)	6,379	209,122
Fairfax Financial Holdings, Ltd.	381	122,128
Fondiaria-Sai SpA†(16)	11,000	257,828

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Insurance-Multi-line (continued)
ING Groep NV(16)	21,730	$472,697
Loews Corp.	2,551	100,739
Mapfre SA†(16)	99,556	435,484
Zurich Financial Services AG(16)	4,388	1,216,325
		3,797,337
Insurance-Property/Casualty — 0.8%
Amerisafe, Inc.†	5,550	101,010
Arch Capital Group, Ltd.†	5,042	368,217
Chubb Corp.	10,824	594,238
ING Canada, Inc.†	2,949	99,644
Meadowbrook Insurance Group, Inc.	11,950	84,367
Navigators Group, Inc.†	2,490	144,420
Safety Insurance Group, Inc.	1,208	45,819
SeaBright Insurance Holdings, Inc.†	6,764	87,932
Selective Insurance Group	2,028	46,482
The Travelers Cos., Inc.	4,481	202,541
W.R. Berkley Corp.	21,747	512,142
		2,286,812
Insurance-Reinsurance — 0.1%
Aspen Insurance Holdings, Ltd.	3,964	109,010
Muenchener Rueckversicherungs- Gesellschaft AG(16)	260	39,252
Platinum Underwriters Holdings, Ltd.	2,585	91,716
Validus Holdings, Ltd.	3,121	72,563
		312,541
Internet Application Software — 0.1%
CyberSource Corp.†	6,135	98,835
Digital River, Inc.†	2,000	64,800
eResearch Technology, Inc.†	9,629	114,681
		278,316
Internet Infrastructure Equipment — 0.1%
Avocent Corp.†	7,714	157,828
Internet Infrastructure Software — 0.1%
Akamai Technologies, Inc.†	7,444	129,823
F5 Networks, Inc.†	5,745	134,318
TeleCommunication Systems, Inc.†	5,610	38,765
		302,906
Internet Security — 0.1%
SonicWALL, Inc.†	21,843	114,457
Symantec Corp.†	13,363	261,648
		376,105
Internet Telephone — 0.0%
j2 Global Communications, Inc.†	4,015	93,750
Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	5,680	257,247
Investment Companies — 0.3%
Babcock & Brown Wind Partners(16)	22,317	18,840
Harris & Harris Group, Inc.†	10,500	66,990
Investor AB, Class B(16)	43,400	811,534
		897,364

Security Description	Shares	Market Value (Note 2)
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	9,636	$368,095
Invesco, Ltd.	10,011	211,332
Janus Capital Group, Inc.	14,900	361,772
Waddell & Reed Financial, Inc., Class A	6,925	171,394
		1,112,593
Lasers-System/Components — 0.0%
II-VI, Inc.†	1,685	65,142
Machinery-Construction & Mining — 0.2%
Bucyrus International, Inc.	416	18,587
Caterpillar, Inc.	6,414	382,274
Joy Global, Inc.	3,923	177,084
		577,945
Machinery-Electrical — 0.0%
Franklin Electric Co., Inc.	1,186	52,836
Machinery-Farming — 0.2%
AGCO Corp.†	5,650	240,747
Deere & Co	8,403	415,949
Lindsay Corp.	562	40,886
		697,582
Machinery-General Industrial — 0.6%
Alstom SA(16)	1,710	128,951
Andritz AG(16)	6,852	294,442
Applied Industrial Technologies, Inc.	6,875	185,144
Doosan Heavy Industries and Construction Co, Ltd.†(16)	920	68,649
Gardner Denver, Inc.†	3,692	128,186
GLV, Inc.†	700	4,703
MAN AG(16)	262	17,599
Organo Corp.†(16)	2,000	13,671
Raser Technologies, Inc.†	2,800	23,800
Rieter Holding AG†(16)	385	116,970
Roper Industries, Inc.	1,193	67,953
Spirax-Sarco Engineering PLC(16)	2,436	39,334
The Manitowoc Co., Inc.	6,869	106,813
Volvo AB, Class A†(16)	18,200	155,307
Wabtec Corp.	4,233	216,857
		1,568,379
Machinery-Material Handling — 0.0%
Columbus McKinnon Corp.†	4,358	102,718
Tanfield Group PLC†(16)	27,798	4,406
		107,124
Machinery-Pumps — 0.1%
Ebara Corp.†(16)	21,000	55,446
Flowserve Corp.	2,243	199,111
Gorman-Rupp Co.	1,015	38,286
		292,843
Medical Information Systems — 0.0%
Eclipsys Corp.†	24,102	85,937
Medical Instruments — 0.3%
Intuitive Surgical, Inc.†	1,661	400,268
Medtronic, Inc.	5,747	287,925
Techne Corp.	1,903	137,244
		825,437

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical Labs & Testing Services — 0.1%
Genoptix, Inc.†	2,954	$96,507
Life Sciences Research, Inc.†	2,493	87,255
		183,762
Medical Laser Systems — 0.0%
Cutera, Inc.†	5,297	56,201
Medical Products — 1.2%
Baxter International, Inc.	4,067	266,917
Becton Dickinson & Co.	6,729	540,070
China Medical Technologies, Inc. ADR	5,715	186,195
Haemonetics Corp.†	1,319	81,409
Johnson & Johnson(15)	17,314	1,199,514
Luminex Corp.†	6,052	151,361
Mentor Corp.	3,914	93,388
Smith & Nephew PLC(16)	4,254	44,839
Terumo Corp.(16)	3,100	159,647
Varian Medical Systems, Inc.†	7,850	448,471
Zoll Medical Corp.†	2,136	69,890
		3,241,701
Medical Sterilization Products — 0.1%
STERIS Corp.	4,139	155,544
Medical-Biomedical/Gene — 0.6%
American Oriental Bioengineering, Inc.†	16,513	107,169
Amgen, Inc.†	11,447	678,464
Bio-Rad Laboratories, Inc., Class A†	877	86,928
CSL, Ltd.(11)(16)	1,230	37,054
Enzon Pharmaceuticals, Inc.†	7,505	55,387
Invitrogen Corp.†	1,170	44,226
Martek Biosciences Corp.	10,429	327,679
Millipore Corp.†	635	43,688
Myriad Genetics, Inc.†	2,148	139,362
RTI Biologics, Inc.†	12,707	118,810
		1,638,767
Medical-Drugs — 3.3%
Astellas Pharma, Inc.(16)	8,100	340,335
AstraZeneca PLC(16)	42,043	1,839,914
Bristol-Myers Squibb Co.	11,475	239,254
Cephalon, Inc.†	5,900	457,191
Cubist Pharmaceuticals, Inc.†	2,859	63,556
Eli Lilly & Co.	7,963	350,611
Emergent Biosolutions, Inc.†	6,004	78,592
Forest Laboratories, Inc.†	8,296	234,611
GlaxoSmithKline PLC(16)	29,526	637,891
Hisamitsu Pharmaceutical Co., Inc.†(16)	2,000	86,820
King Pharmaceuticals, Inc.†	12,407	118,859
Merck & Co., Inc.	36,371	1,147,869
Novartis AG(16)	14,622	764,809
Novo Nordisk A/S, Class B(16)	1,350	69,143
Ono Pharmaceutical Co., Ltd.(16)	2,300	106,464
OSI Pharmaceuticals, Inc.†	1,978	97,496
Pfizer, Inc.(15)	37,262	687,111
Prestige Brands Holdings, Inc.†	8,783	77,993
Roche Holding AG(16)	1,680	261,890
Sanofi-Aventis SA(16)	650	42,725

Security Description	Shares	Market Value (Note 2)
Medical-Drugs (continued)
Santarus, Inc.†	19,630	$39,849
Schering-Plough Corp.	10,534	194,563
Taisho Pharmaceutical Co., Ltd.†(16)	14,000	276,836
Takeda Pharmaceutical Co., Ltd.(16)	5,200	261,887
UCB SA(16)	1,168	41,522
Valeant Pharmaceuticals International†	7,386	151,191
Viropharma, Inc.†	5,300	69,536
Vivus, Inc.†	5,881	46,695
Wyeth	18,559	685,569
		9,470,782
Medical-Generic Drugs — 0.2%
Mylan, Inc.†	18,312	209,123
Teva Pharmaceutical Industries, Ltd. ADR	6,680	305,877
		515,000
Medical-HMO — 0.4%
Aetna, Inc.	6,149	222,040
AMERIGROUP Corp.†	3,442	86,876
Centene Corp.†	4,719	96,787
CIGNA Corp.	8,921	303,136
Magellan Health Services, Inc.†	2,607	107,043
WellPoint, Inc.†	7,921	370,465
		1,186,347
Medical-Outpatient/Home Medical — 0.1%
Amedisys, Inc.†	3,168	154,187
Medical-Wholesale Drug Distribution — 0.2%
Alfresa Holdings Corp.†(16)	1,300	63,148
Suzuken Co., Ltd.†(16)	15,600	473,732
Toho Pharmaceutical Co., Ltd.†(16)	2,600	36,610
		573,490
Metal Processors & Fabrication — 0.0%
NSK, Ltd.†(16)	8,000	46,350
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	1,958	84,096
Metal-Copper — 0.1%
New Gold, Inc.†	3,330	15,457
Southern Copper Corp.	21,039	401,424
		416,881
Metal-Diversified — 0.1%
Apex Silver Mines, Ltd.†	1,800	3,096
Freeport-McMoRan Copper & Gold, Inc.	3,838	218,190
Hecla Mining Co.†	4,500	21,060
Rio Tinto, Ltd.(16)	1,431	98,493
		340,839
Mining — 0.8%
Agnico-Eagle Mines, Ltd.	1,420	78,199
AngloGold Ashanti, Ltd. ADR	2,524	58,304
Antofagasta PLC(16)	74,804	539,322
Aurizon Mines, Ltd.†	2,000	5,200
Barrick Gold Corp. (New York)	3,600	132,264
Barrick Gold Corp. (Toronto)	1,364	49,946
Cia De Minas Buenaventura SA ADR	2,734	64,194

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Mining (continued)
Cliffs Natural Resources, Inc.	7,396	$391,544
Crystallex International Corp.†	11,800	9,558
Eldorado Gold Corp.†	8,300	51,958
Gammon Gold, Inc.†	4,976	36,822
Gold Fields, Ltd. ADR	6,600	63,294
Goldcorp, Inc.	3,530	111,654
Golden Star Resources, Ltd.†	12,200	18,544
Great Basin Gold, Ltd.†	2,900	6,090
Harmony Gold Mining Co., Ltd. ADR†	6,077	58,825
IAMGOLD Corp.	8,700	48,894
Kinross Gold Corp.	5,048	81,374
Newmont Mining Corp.	2,600	100,776
Northgate Minerals Corp.†	12,800	16,896
Randgold Resources, Ltd. ADR	1,445	59,288
Royal Gold, Inc.	1,500	53,940
Seabridge Gold, Inc.†	1,200	20,400
Silver Standard Resources, Inc.†	1,958	32,366
Silver Wheaton Corp.†	4,688	38,207
Uranium Participation Corp.†	1,900	11,033
Yamana Gold, Inc.	6,400	53,312
		2,192,204
Miscellaneous Manufacturing — 0.1%
Glory, Ltd.(16)	11,300	258,115
Motion Pictures & Services — 0.0%
DreamWorks Animation SKG, Inc.†	2,325	73,121
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	12,343	126,763
Multimedia — 0.7%
Astral Media, Inc. Class A	1,230	36,903
FactSet Research Systems, Inc.	1,991	104,030
The Walt Disney Co.	12,063	370,213
Time Warner, Inc.(15)	48,484	635,625
Vivendi SA(16)	22,555	705,815
		1,852,586
Music — 0.0%
Steinway Musical Instruments†	2,240	63,437
Networking Products — 0.8%
Anixter International, Inc.†	2,721	161,927
Atheros Communications, Inc.†	2,756	64,986
Cisco Systems, Inc.†(15)	73,293	1,653,490
Juniper Networks, Inc.†	3,094	65,191
NTT Data Corp.†(16)	98	383,351
		2,328,945
Non-Ferrous Metals — 0.0%
Cameco Corp.	1,300	29,003
Denison Mines Corp.†	3,000	8,851
Energy Resources of Australia, Ltd.(16)	1,117	15,294
Paladin Energy, Ltd.†(16)	5,244	16,604
Uex Corp.†	4,300	6,101
Uranium One, Inc.†	6,000	12,967
USEC, Inc.†	3,200	17,312
		106,132
Office Automation & Equipment — 0.2%
Canon, Inc.(16)	12,500	467,339

Security Description	Shares	Market Value (Note 2)
Office Automation & Equipment (continued)
Oce NV†(16)	17,345	$124,232
Seiko Epson Corp.(16)	3,800	87,654
		679,225
Office Furnishings-Original — 0.1%
Herman Miller, Inc.	3,860	94,454
Knoll, Inc.	6,400	96,768
Steelcase, Inc., Class A	17,061	183,406
		374,628
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	4,745	273,454
Hercules Offshore, Inc.†	4,760	72,162
Noble Corp.	3,549	155,801
Patterson-UTI Energy, Inc.	6,187	123,864
SeaDrill, Ltd.(16)	2,299	47,252
		672,533
Oil Companies-Exploration & Production — 1.1%
Bronco Energy, Ltd.†	1,487	9,641
Canadian Oil Sands Trust	1,143	41,628
CNOOC, Ltd.(16)	184,000	211,146
Comstock Resources, Inc.†	2,994	149,850
Connacher Oil and Gas, Ltd.†	4,742	12,253
Devon Energy Corp.	1,076	98,131
Energy XXI Bermuda, Ltd.	21,670	65,877
Inpex Holdings, Inc.†(16)	10	86,612
Mariner Energy, Inc.†	6,066	124,353
McMoRan Exploration Co.†	3,527	83,378
Nexen, Inc.	2,350	54,541
OAO Gazprom(16)	66,969	540,747
OAO Gazprom GDR	186	5,757
Occidental Petroleum Corp.	6,819	480,399
Oilsands Quest, Inc.†	4,066	12,157
OPTI Canada, Inc.†	1,640	17,028
Queensland Gas Co., Ltd.†(16)	4,097	13,467
Questar Corp.	10,360	423,931
Stone Energy Corp.†	2,898	122,672
Swift Energy Co.†	2,292	88,677
Unit Corp.†	4,696	233,955
UTS Energy Corp.†	5,785	6,903
Vaalco Energy, Inc.†	9,960	68,126
		2,951,229
Oil Companies-Integrated — 4.7%
BG Group PLC(16)	4,961	89,888
BP PLC(16)	94,109	783,438
Chevron Corp.(15)	23,688	1,953,786
China Petroleum & Chemical Corp., Class H(16)	361,000	286,542
ConocoPhillips	13,320	975,690
Eni SpA(16)	32,242	851,031
Exxon Mobil Corp.(15)	43,363	3,367,571
Hess Corp.	1,800	147,744
LUKOIL(16)	6,692	401,954
Marathon Oil Corp.	25,302	1,008,791
Petroleo Brasileiro SA ADR	8,799	386,716
Repsol YPF SA(16)	5,695	168,241
Royal Dutch Shell PLC, Class A(16)	9,717	280,693
Royal Dutch Shell PLC, Class B(16)	37,303	1,058,267

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Integrated (continued)
Sasol, Ltd.(16)	5,108	$216,997
Sasol, Ltd. ADR	1,100	46,739
StatoilHydro ASA(16)	48,346	1,152,525
Suncor Energy, Inc.	1,242	52,338
Total SA(16)	4,543	274,083
		13,503,034
Oil Field Machinery & Equipment — 0.2%
Complete Production Services, Inc.†	3,729	75,065
Dresser Rand Group, Inc.†	11,954	376,192
Lufkin Industries, Inc.	1,293	102,600
		553,857
Oil Refining & Marketing — 0.2%
Holly Corp.	3,581	103,563
Sunoco, Inc.	7,987	284,177
Valero Energy Corp.	7,000	212,100
		599,840
Oil-Field Services — 0.2%
Basic Energy Services, Inc.†	8,047	171,401
Core Laboratories NV	1,821	184,504
Halliburton Co.	1,573	50,949
Oil States International, Inc.†	1,767	62,463
Petroleum Geo-Services ASA†(16)	3,350	44,465
Trico Marine Services, Inc.†	3,260	55,681
		569,463
Optical Supplies — 0.0%
Cie Generale d'Optique Essilor International SA(16)	777	38,854
Paper & Related Products — 0.4%
Buckeye Technologies, Inc.†	8,870	72,645
Grupo Empresarial Ence SA†(16)	2,673	19,703
Hokuetsu Paper Mills, Ltd.†(16)	4,000	17,567
Holmen AB†(16)	830	27,007
International Paper Co.	1,991	52,124
Kimberly-Clark de Mexico SAB de CV	37,400	162,438
MeadWestvaco Corp.	1,415	32,984
OJI Paper Co, Ltd.†(16)	7,000	34,906
Portucel Empresa Produtora de Pasta e Papel SA†(16)	9,545	25,211
Potlatch Corp.	554	25,700
Rayonier, Inc.	7,928	375,391
Sappi, Ltd.	2,375	23,750
Stora Enso Oyj(16)	3,562	35,129
Svenska Cellulosa AB†(16)	2,600	27,551
UPM-Kymmene Oyj(16)	2,149	33,799
Wausau Paper Corp.	1,967	19,926
		985,831
Photo Equipment & Supplies — 0.2%
Olympus Corp.(16)	16,000	467,797
Physical Therapy/Rehabilation Centers — 0.0%
Healthsouth Corp.†	5,770	106,341
Platinum — 0.0%
Impala Platinum Holdings, Ltd.(16)	2,690	54,640

Security Description	Shares	Market Value (Note 2)
Pollution Control — 0.0%
Fuel Tech, Inc.†	3,500	$63,315
Power Converter/Supply Equipment — 0.1%
Advanced Energy Industries, Inc.†	9,264	126,732
Capstone Turbine Corp.†	19,700	25,413
China High Speed Transmission Equipment Group Co, Ltd.†(16)	17,000	31,083
Conergy AG†(16)	893	7,644
Gamesa Corp. Tecnologica SA(16)	1,138	39,092
Solon AG Fuer Solartechnik†(16)	307	13,088
Vestas Wind Systems A/S†(16)	1,376	119,786
		362,838
Precious Metals — 0.3%
Coeur d'Alene Mines Corp.†	16,700	25,551
Minefinders Corp.†	2,200	16,610
PAN American Silver Corp.†	1,800	40,014
Umicore(16)	24,807	770,107
		852,282
Printing-Commercial — 0.1%
Consolidated Graphics, Inc.†	2,216	67,211
De La Rue PLC(16)	3,956	64,425
Nissha Printing Co., Ltd.†(16)	1,800	87,350
		218,986
Protection/Safety — 0.1%
Landauer, Inc.	2,513	182,821
Publishing-Books — 0.1%
John Wiley & Sons, Inc., Class A	4,070	164,632
Reed Elsevier PLC(16)	3,532	35,013
		199,645
Publishing-Newspapers — 0.0%
Daily Mail & General Trust†(16)	12,366	71,551
Real Estate Investment Trusts — 0.9%
Agree Reality Corp.	2,498	71,443
Annaly Capital Mtg., Inc.	29,900	402,155
Arbor Realty Trust, Inc.	4,413	44,130
Boston Properties, Inc.	296	27,723
CBL & Associates Properties, Inc.	2,129	42,750
Colonial Properties Trust	4,739	88,572
Entertainment Properties Trust	2,184	119,508
Gramercy Capital Corp.	9,940	25,745
Home Properties, Inc.	1,790	103,731
Inland Real Estate Corp.	4,653	73,006
Lexington Realty Trust	6,839	117,768
Link REIT(16)	35,000	72,417
LTC Properties, Inc.	6,220	182,370
National Health Investors, Inc.	3,514	120,109
Nationwide Health Properties, Inc.	2,459	88,475
NorthStar Realty Finance Corp.	10,841	84,018
Omega Healthcare Investors, Inc.	5,862	115,247
PS Business Parks, Inc.	3,625	208,800
Ramco-Gershenson Properties Trust	3,408	76,407
Senior Housing Properties Trust	3,514	83,739
Unibail-Rodamco(16)	246	50,115
Universal Health Realty Income Trust	2,423	94,255

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Real Estate Investment Trusts (continued)
Urstadt Biddle Properties, Inc., Class A	5,542	$103,913
		2,396,396
Real Estate Management/Services — 0.4%
CB Richard Ellis Group, Inc., Class A†	18,509	247,465
Daito Trust Construction Co., Ltd.†(16)	1,100	41,130
Immofinanz AG†(16)	72,052	253,345
Jones Lang LaSalle, Inc.	8,946	388,972
LPS Brasil Consultoria de Imoveis SA	2,560	17,758
Mitsubishi Estate Co., Ltd.(16)	2,000	39,303
		987,973
Real Estate Operations & Development — 0.0%
Great Eagle Holdings, Ltd.†(16)	18,000	39,602
Huaku Development Co, Ltd.†(16)	74,050	86,581
		126,183
Recreational Centers — 0.0%
Town Sports International Holdings, Inc.†	7,418	45,250
Rental Auto/Equipment — 0.0%
Rent-A-Center, Inc.†	4,344	96,784
Research & Development — 0.0%
Albany Molecular Research, Inc.†	3,155	57,074
Silex Systems, Ltd.†(16)	2,478	7,065
		64,139
Retail-Apparel/Shoe — 0.8%
Aeropostale, Inc.†	3,270	105,000
AnnTaylor Stores Corp.†	4,729	97,607
Charlotte Russe Holding, Inc.†	6,004	61,541
Coach, Inc.†	18,665	467,372
Dress Barn, Inc.†	5,690	87,000
Genesco, Inc.†	3,370	112,828
Gymboree Corp.†	3,204	113,742
J Crew Group, Inc.†	2,190	62,568
Jos. A. Bank Clothiers, Inc.†	2,889	97,070
Next PLC(16)	15,910	291,753
Phillips-Van Heusen Corp.	6,508	246,718
The Buckle, Inc.	4,327	240,322
Urban Outfitters, Inc.†	9,600	305,952
		2,289,473
Retail-Automobile — 0.0%
S.A D'Ieteren NV†(16)	299	67,504
Retail-Building Products — 0.0%
Praktiker Bau- und Heimwerkermaerkte AG(16)	2,838	26,358
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	8,277	283,156
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	7,890	136,339
Retail-Convenience Store — 0.0%
FamilyMart Co, Ltd.(16)	1,500	63,419

Security Description	Shares	Market Value (Note 2)
Retail-Discount — 0.5%
BJ's Wholesale Club, Inc.†	6,987	$271,515
Dollar Tree ,Inc.†	11,113	404,069
TJX Cos., Inc.	5,155	157,331
Wal-Mart Stores, Inc.	9,111	545,658
		1,378,573
Retail-Major Department Stores — 0.0%
Home Retail Group PLC(16)	11,039	46,985
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	2,236	80,585
Ezcorp, Inc., Class A†	13,092	246,130
		326,715
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.†	6,659	104,546
Retail-Restaurants — 0.5%
AFC Enterprises†	7,940	57,644
Brinker International, Inc.	7,405	132,475
Denny's Corp.†	24,870	64,165
Domino's Pizza, Inc.†	4,416	53,610
Einstein Noah Restaurant Group, Inc.†	4,720	47,578
Jack in the Box, Inc.†	4,342	91,616
McDonald's Corp.	7,619	470,092
Ruby Tuesday, Inc.†	12,930	74,865
Yum! Brands, Inc.	11,928	388,972
		1,381,017
Rubber/Plastic Products — 0.1%
Ansell, Ltd.(16)	16,340	167,365
Savings & Loans/Thrifts — 0.0%
Sterling Financial Corp.	4,540	65,830
Schools — 0.2%
Benesse Corp.†(16)	1,400	57,145
DeVry, Inc.	1,190	58,953
ITT Educational Services, Inc.†	4,426	358,108
Kroton Educacional SA†	2,738	20,144
New Oriental Education & Technology Group ADR†	1,133	72,784
		567,134
Seismic Data Collection — 0.1%
ION Geophysical Corp.†	13,026	184,839
Semiconductor Components-Integrated Circuits — 0.2%
Advanced Semiconductor Engineering, Inc.†(16)	124,702	63,634
Emulex Corp.†	4,472	47,716
Greatek Electronics, Inc.†(16)	124,220	98,765
Integrated Device Technology, Inc.†	8,070	62,785
Micrel, Inc.	11,479	104,115
Taiwan Semiconductor Manufacturing Co., Ltd.(16)	126,377	207,791
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	20	187
		584,993
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	10,721	162,209
LTX-Credence Corp.†	18,452	32,106

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Semiconductor Equipment (continued)
Veeco Instruments, Inc.†	12,793	$189,464
		383,779
Soap & Cleaning Preparation — 0.1%
Reckitt Benckiser Group PLC(16)	7,609	368,414
Software Tools — 0.0%
VMware, Inc.†	1,490	39,694
Special Purpose Entities — 0.1%
Compagnie Nationale a Portefeuille†(16)	4,258	281,984
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	6,421	57,661
Northwest Pipe Co.†	706	30,796
Vallourec SA(16)	236	51,329
Valmont Industries, Inc.	568	46,968
		186,754
Steel-Producers — 1.1%
ArcelorMittal (Amsterdam)(16)	16,290	815,458
ArcelorMittal (Paris)(16)	2,045	102,289
BlueScope Steel, Ltd.(16)	64,711	381,474
China Steel Corp.†(16)	138,260	135,793
Dongkuk Steel Mill Co., Ltd.†(16)	4,680	145,061
Hyundai Steel Co.†(16)	3,977	200,528
JFE Holdings, Inc.(16)	3,100	96,431
Nucor Corp.	264	10,428
Olympic Steel, Inc.	3,643	107,432
Salzgitter AG(16)	429	43,337
Schnitzer Steel Industries, Inc, Class A.	1,636	64,197
Steel Dynamics, Inc.	4,145	70,838
Tenaris SA ADR	4,944	184,362
Voestalpine AG(16)	23,110	722,877
		3,080,505
Sugar — 0.0%
Cosan, Ltd. Class A†	11,000	87,780
Telecom Services — 0.2%
Embarq Corp.	2,865	116,176
Globe Telecom, Inc.(16)	5,180	114,007
NTELOS Holdings Corp.	3,081	82,848
Premiere Global Services, Inc.†	7,849	110,357
StarHub, Ltd.†(16)	33,000	59,189
		482,577
Telecommunication Equipment — 0.2%
Arris Group, Inc.†	23,177	179,158
CommScope, Inc.†	3,931	136,170
Comtech Telecommunications Corp.†	2,391	117,733
Nice Systems, Ltd. ADR†	3,327	90,627
Plantronics, Inc.	2,988	67,290
		590,978
Telephone-Integrated — 2.2%
AT&T, Inc.(15)	41,391	1,155,637
Atlantic Tele-Network, Inc.	2,951	82,628
Belgacom SA(16)	2,376	89,968

Security Description	Shares	Market Value (Note 2)
Telephone-Integrated (continued)
Empresa Nacional de Telecomunicaciones SA†	8,750	$110,890
France Telecom SA(16)	42,684	1,195,322
KDDI Corp.†(16)	240	1,344,247
Koninklijke KPN NV(16)	4,110	59,239
Nippon Telegraph and Telephone Corp.(16)	133	592,404
Telefonica SA(16)	17,688	422,839
Telekom Austria AG†(16)	2,516	44,340
Telephone and Data Systems, Inc.	1,735	62,026
Verizon Communications, Inc.	37,000	1,187,330
		6,346,870
Television — 0.1%
CTC Media, Inc.†	6,270	94,050
DISH Network Corp. Class A†	5,784	121,464
Mediaset SpA(16)	8,294	52,544
		268,058
Textile-Apparel — 0.0%
Perry Ellis International, Inc.†	3,844	57,314
Theaters — 0.0%
National CineMedia, Inc.	7,349	81,206
Therapeutics — 0.2%
Alnylam Pharmaceuticals, Inc.†	3,478	100,688
CV Therapeutics, Inc.†	7,630	82,404
Onyx Pharmaceuticals, Inc.†	1,693	61,253
Questcor Pharmaceuticals, Inc.†	13,426	98,681
The Medicines Co.†	4,600	106,812
United Therapeutics Corp.†	1,550	163,014
		612,852
Tobacco — 0.4%
Altria Group, Inc.(15)	13,327	264,408
British American Tobacco PLC(16)	3,313	108,253
Philip Morris International, Inc.	15,685	754,449
Reynolds American, Inc.	846	41,133
Swedish Match AB(16)	5,000	87,128
		1,255,371
Toys — 0.3%
Hasbro, Inc.	6,664	231,374
JAKKS Pacific, Inc.†	5,340	133,019
Marvel Entertainment, Inc.†	3,815	130,244
Mattel, Inc.	19,936	359,645
Nintendo Co, Ltd.(16)	200	83,257
		937,539
Transport-Marine — 0.5%
Kirby Corp.†	3,200	121,408
Knightsbridge Tankers, Ltd.	3,221	85,260
Neptune Orient Lines, Ltd.(16)	103,000	131,584
Overseas Shipholding Group, Inc.	1,491	86,940
Pacific Basin Shipping, Ltd.(16)	119,000	98,993
Sinotrans Shipping, Ltd.(16)	189,000	58,890
STX Pan Ocean Co., Ltd.(16)	57,900	88,645
Tidewater, Inc.(15)	13,213	731,472
		1,403,192
Transport-Rail — 0.3%
Central Japan Railway Co.†(16)	86	811,663

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Transport-Rail (continued)
East Japan Railway Co.†(16)	4	$29,818
		841,481
Transport-Services — 0.2%
ComfortDelGro Corp., Ltd.†(16)	80,000	83,631
National Express Group PLC(16)	7,987	115,520
Pacer International, Inc.	5,410	89,103
Ryder System, Inc.	5,600	347,200
		635,454
Travel Services — 0.3%
Kuoni Reisen Holding AG†(16)	229	88,311
Thomas Cook Group PLC†(16)	140,151	553,697
TUI Travel PLC(16)	28,370	108,942
		750,950
Venture Capital — 0.3%
3i Group PLC(16)	65,197	822,957
Vitamins & Nutrition Products — 0.2%
Herbalife, Ltd.	7,804	308,414
NBTY, Inc.†	8,159	240,854
		549,268
Warehousing & Harbor Transportation Services — 0.1%
DP World, Ltd.(11)	206,209	146,408
Water — 0.2%
American States Water Co.	1,058	40,733
Aqua America, Inc.	3,616	64,292
California Water Service Group	1,104	42,504
Cia de Saneamento Basico do Estado de Sao Paulo ADR	1,121	31,780
Consolidated Water Co., Inc.	1,061	18,058
PICO Holdings, Inc.†	1,142	41,009
Severn Trent PLC(16)	2,968	71,666
SJW Corp.	1,211	36,294
Southwest Water Co.	1,263	16,103
Veolia Environnement(16)	2,256	93,034
		455,473
Water Treatment Systems — 0.0%
Bio-Treat Technology, Ltd.(16)	42,000	3,326
Energy Recovery, Inc.†(16)	3,000	28,770
Epure International, Ltd.†	24,000	5,865
Hyflux, Ltd.(16)	12,000	20,203
Kurita Water Industries, Ltd.(16)	1,400	32,740
Nalco Holding Co.	2,357	43,699
		134,603
Web Portals/ISP — 0.3%
Google, Inc.†	767	307,199
Sohu.com, Inc.†	3,252	181,299
United Online, Inc.	8,979	84,492
Yahoo!, Inc.†	8,400	145,320
		718,310
Wire & Cable Products — 0.4%
Insteel Industries, Inc.	4,177	56,765
Prysmian SpA†(16)	56,578	1,104,428
		1,161,193

Security Description	Shares/ Principal Amount(12)	Market Value (Note 2)
Wireless Equipment — 0.2%
Comba Telecom Systems Holdings, Ltd.†(16)	552,000	$93,056
InterDigital, Inc.†	3,015	72,511
Nokia Oyj(16)	18,601	346,773
Novatel Wireless, Inc.†	4,855	29,421
QUALCOMM, Inc.	2,323	99,819
		641,580
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	8,370	83,533
Total Common Stock (cost $225,998,550)		195,616,269
PREFERRED STOCK — 0.6%
Auto-Cars/Light Trucks — 0.0%
Volkswagen AG(16)	227	28,299
Banks-Commercial — 0.1%
Banco Itau Holding Financeira SA	16,750	293,125
Brewery — 0.1%
Cia de Bebidas das Americas	3,824	208,829
Diversified Minerals — 0.1%
Cia Vale do Rio Doce ADR	11,188	198,028
Electric-Integrated — 0.0%
Cia Energetica de Minas Gerais	6,767	133,581
Electronic Components-Semiconductors — 0.0%
Samsung Electronics Co., Ltd.(16)	74	23,467
Finance-Investment Banker/Broker — 0.0%
Lehman Brothers Holdings, Inc.†(14)	26	26
Oil Companies-Integrated — 0.2%
Petroleo Brasileiro SA ADR	11,815	442,117
Paper & Related Products — 0.0%
Aracruz Celulose SA	588	21,585
Votorantim Celulose e Papel SA	1,414	21,790
		43,375
Steel-Producers — 0.1%
Usinas Siderurgicas de Minas Gerais SA, Class A	6,575	139,972
Telephone-Integrated — 0.0%
Brasil Telecom SA	13,900	114,975
Total Preferred Stock (cost $1,654,016)		1,625,794
ASSET BACKED SECURITIES — 2.9%
Diversified Financial Services — 2.9%
Adjustable Rate Mortgage Trust, Series 2004-5, Class 3A1 4.95% due 04/25/34(8)	$36,064	31,950
Advanta Business Card Master Trust, Series 2004-C1, Class C 4.24% due 09/20/13(1)(17)	65,000	48,175
Aegis Asset Backed Securities Trust, Series 2004-6N 4.75% due 03/25/35*(11)(17)	2,980	0
Asset Securitization Corp., Series 1997-D5, Class A5 6.93% due 02/14/43(2)(7)	50,000	45,728

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Banc of America Commercial Mtg., Inc., Series 2005-4, Class XC 0.08% due 07/10/45*(2)(7)(9)	$2,466,509	$14,619
Banc of America Commercial Mtg., Inc., Series 2005-1, Class XW 0.10% due 11/10/42*(2)(7)(9)(17)	5,214,367	12,621
Banc of America Commerical Mtg., Inc., Series 2004-5, Class XC 0.15% due 11/10/41*(2)(7)(9)	1,546,855	16,522
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A2 5.16% due 09/10/47(7)	67,000	65,451
Banc of America Commercial Mtg., Inc., Series 2006-4, Class A4 5.63% due 07/10/46(7)	140,000	124,698
Banc of America Commercial Mtg., Inc., Series 2007-2, Class A2 5.63% due 04/10/49(7)	29,000	27,081
Banc of America Funding Corp. Series 2006-D, Class 6A1 5.99% due 05/20/36(8)	3,103	2,057
Banc of America Large Loan, Series 2005-MIB1, Class K 4.49% due 03/15/22*(2)(7)(11)	93,000	68,951
Banc of America Mtg. Securities, Inc., Series 2004-D, Class 2AIO 0.21% due 05/25/34(2)(8)(9)	315,958	187
Banc of America Mtg. Securities, Inc., Series 2005-E, Class 2IO 0.30% due 06/25/35(8)(9)(17)	881,743	2,997
Banc of America Mtg. Securities, Inc., Series 2003-F, Class 2A1 4.67% due 07/25/33(2)(8)	4,545	4,198
Bay View Auto Trust, Series 2005-LJ2, Class C 4.92% due 02/25/14	45,000	44,972
Bayview Commercial Asset Trust, Series 2004-3, Class IO 1.60% due 01/25/35*(7)(9)(17)	96,616	3,556
Bayview Commercial Asset Trust, Series 2005-A1, Class IO 1.60% due 04/25/35*(7)(9)(17)	138,997	6,644
Bayview Commercial Asset Trust, Series 2005-3A, Class IO 1.60% due 11/25/35*(7)(9)(17)	422,249	26,264
Bayview Commercial Asset Trust, Series 2005-A1, Class A1 3.51% due 03/25/35*(1)(7)	24,648	23,355
Bayview Financial Acquisition Trust, Series 2004-D, Class A 4.10% due 08/28/44(1)	31,921	27,717

Security Description	Principal Amount(12)	Market Value (Note 2)
Diversified Financial Services (continued)
Bayview Financial Asset Trust, Series 2004-SSRA, Class A1 3.81% due 12/25/39*(1)(17)	$37,384	$27,010
Bayview Financial Asset Trust, Series 2003-SSRA, Class A 3.91% due 10/25/38*(1)(17)	22,021	17,892
Bear Stearns Alt-A Trust, Series 2006-6, Class 2A1 5.89% due 11/25/36(2)(8)	31,697	19,522
Bear Stearns Alt-A Trust, Series 2004-9, Class 1A1 5.90% due 09/25/34(2)(8)	4,058	3,218
Bear Stearns Alt-A Trust, Series 2006-5 Class 2A2 6.25% due 08/25/36(8)	62,831	39,250
Bear Stearns Asset Backed Securities Trust, Series 2005-3, Class A1 3.36% due 07/25/35(1)	23,553	21,188
Bear Stearns Asset Backed Securities Trust, Series 2003-3, Class A2 3.80% due 06/15/43(1)	34,446	30,574
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-PWIO, Class X1IO 0.03% due 12/11/40(9)	6,406,603	23,018
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(7)	32,000	28,969
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR4, Class A3 5.47% due 06/11/41(7)	32,000	30,218
Chase Commercial Mtg. Securities Corp., Series 2000-3, Class A2 7.32% due 10/15/32(7)	16,071	16,331
Citigroup Commercial Mtg. Trust, Series 2005-C3, Class XC 0.11% due 05/15/43*(2)(7)(9)	4,681,863	40,933
Citigroup Mtg. Loan Trust, Inc. Series 2007-6, Class 2A5 3.44% due 05/25/37(1)(8)(9)	111,808	8,882
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2007-CD4, Class XC 0.06% due 12/11/49*(2)(7)(9)	1,524,355	11,311
CNL Funding, Series 1999-1, Class A2 7.64% due 06/18/14*(7)	97,859	99,232
Commercial Mtg. Acceptance Corp., Series 1998-C2, Class F 5.44% due 09/15/30*(7)(11)	688,000	647,877
Commercial Mtg. Pass Through Certs, Series 2005-06, Class XCIO 0.05% due 06/10/44(9)	3,656,528	20,196
Commercial Mtg. Pass Through Certs, Series 2006-C8, Class XS144 0.05% due 12/10/46*(8)(9)	2,194,099	22,711

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Commercial Mtg. Pass Through Certs, Series 2005-LP5, Class XC 0.09% due 05/10/43*(2)(7)(9)	$1,736,111	$13,340
Commercial Mtg. Pass Through Certs, Series 2001-J2A, Class A2F 2.99% due 07/16/34*(1)(7)	46,000	43,947
Commercial Mtg. Pass Through Certs, Series 2004-LB3A, Class A5 5.28% due 07/10/37(2)(7)	52,000	48,775
Commercial Mtg. Pass Through Certs, Series 2006-CN2A, Class H 5.57% due 02/05/19*(2)(7)(11)	19,000	15,870
Conseco Finance Securitizations Corp., Series 2002-1, Class M1A 4.54% due 12/01/33	118,000	85,819
Conseco Finance Securitizations Corp., Series 2002-1, Class A 6.68% due 12/01/33	14,626	14,025
Conseco Finance Securitizations Corp., Series 2001-3, Class A4 6.91% due 05/01/33	159,322	149,666
Conseco Finance Securitizations Corp., Series 2001-1, Class A6 6.99% due 07/01/32	245,533	225,056
Conseco Finance Securitizations Corp., Series 2000-6, Class A5 7.27% due 09/01/31	7,992	7,369
Conseco Finance Securitizations Corp., Series 2001-4, Class A4 7.36% due 09/01/33	42,344	39,682
Conseco Finance Securitizations Corp., Series 2002-2, Class M1 7.42% due 03/25/33	4,000	3,308
Conseco Finance Securitizations Corp., Series 2000-5, Class A5 7.96% due 02/01/32	24,296	18,876
Conseco Finance Securitizations Corp., Series 2000-4, Class A6 8.31% due 05/01/32	58,088	43,835
Conseco Finance Securitizations Corp., Series 2002-2, Class AIO 8.50% due 03/25/33(9)(17)	95,098	7,372
Countrywide Alternative Loan Trust, Series 2005-24, Class 1AX 0.00% due 07/20/35(2)(8)(9)(17)	521,838	12,292
Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A5 4.39% due 03/25/34(1)(8)(9)	25,471	1,588
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 2A2 6.00% due 02/25/37(8)	26,554	14,920
Countrywide Asset-Backed Certs., Series 2004-6, Class 2A5 3.60% due 11/25/34(1)	3,909	3,306
Countrywide Home Loan Mtg. Pass Through Trust, Series 2008-18, Class SG 0.00% due 03/25/35(8)(9)(17)	239,069	5,183

Security Description	Principal Amount(12)	Market Value (Note 2)
Diversified Financial Services (continued)
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-9, Class 1X 0.00% due 05/25/35(8)(9)(17)	$224,473	$5,191
Countrywide Home Loan Mtg. Pass Through Trust, Series 2005-R2, Class 2A3 8.00% due 06/25/35*(8)	45,763	43,176
Credit Suisse Mtg. Capital Certs., Series 2007-C1, Class AX 0.07% due 02/15/40*(2)(7)(9)(17)	872,041	7,101
Credit Suisse Mtg. Capital Certs., Series 2006-C5, Class AX 0.09% due 12/15/39(2)(7)(9)	1,404,155	20,189
Credit Suisse Mtg. Capital Certs., Series 2006-C4, Class AX 0.11% due 09/15/39*(2)(7)(9)	498,261	6,897
Credit Suisse Mtg. Capital Certs. Series 2007-C4, Class A2 5.81% due 08/15/39(2)(7)	14,000	13,149
Crown Castle Towers LLC, Series 2005-1A, Class D 5.61% due 06/15/35*(7)(11)	84,000	79,816
CS First Boston Mtg. Securities Corp., Series 2005-C2, Class AX 0.14% due 04/25/37*(2)(7)(9)	2,367,159	30,059
CS First Boston Mtg. Securities Corp., Series 2003-C3, Class AX 0.52% due 05/15/38*(2)(7)(9)	1,442,747	53,974
CS First Boston Mtg. Securities Corp., Series 2001-CK1, Class AY 0.78% due 12/16/35*(2)(7)(9)	1,793,084	23,271
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class H 3.19% due 11/15/19*(1)(7)	50,000	47,379
CS First Boston Mtg. Securities Corp., Series 2005-TF2A, Class J 3.39% due 09/15/20*(1)(7)	20,440	18,951
CS First Boston Mtg. Securities Corp., Series 2004-TF2A, Class J 3.44% due 11/15/19*(1)(7)	50,000	47,327
CS First Boston Mtg. Securities Corp., Series 2004-FR1N, Class A 5.00% due 11/27/34*(11)(17)	8,553	684
CS First Boston Mtg. Securities Corp., Series 2004-C2, Class A2 5.42% due 05/15/36(7)	50,000	46,559
CS First Boston Mtg. Securities Corp., Series 1998-C2, Class FQ 6.75% due 11/15/30*(7)(11)	44,000	38,542
DLJ Commercial Mtg. Corp., Series 2000-CF1, Class A1B 7.62% due 06/10/33(7)	67,182	68,406
FFCA Secured Lending Corp., Series 2001-A2, Class A2 7.77% due 09/18/27*(7)	65,494	55,253
First Horizon Alternative Mtg. Securities Series 2005-AA10, Class 2A1 5.75% due 12/25/35(8)	24,290	16,258

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
GE Capital Commercial Mtg. Corp., Series 2005-C3, Class XC 0.06% due 07/25/45*(2)(7)(9)	$11,493,165	$47,518
GMAC Commercial Mtg. Securities, Inc., Series 2006-C1, Class XC 0.04% due 11/10/45(9)	8,872,359	47,963
GMAC Commercial Mtg. Securities, Inc., Series 2005-C1, Class X1 144 0.10% due 05/10/43(7)(9)	3,118,911	34,967
GMAC Commercial Mtg. Securities, Inc., Series 1997-C1, Class X 1.26% due 07/15/29(2)(7)(9)	344,108	15,861
GMAC Commercial Mtg. Securities, Inc., Series 2003-C3, Class A4 5.02% due 04/10/40(7)	25,000	23,261
GMAC Commercial Mtg. Securities, Inc., Series 1999-C3, Class F 7.90% due 08/15/36(2)(7)	34,000	34,463
Granite Mtg. PLC, Series 2003-3, Class 1C 4.24% due 01/20/44(1)(8)(17)	20,461	19,576
Green Tree Financial Corp., Series 1999-1, Class A6 6.37% due 07/01/25	5,000	4,836
Green Tree Financial Corp., Series 1999-3, Class A7 6.74% due 02/01/31	10,000	9,108
Green Tree Financial Corp., Series 1997-7, Class A8 6.86% due 09/05/16	12,918	12,718
Green Tree Financial Corp., Series 1998-4, Class A7 6.87% due 02/01/30	2,152	2,020
Green Tree Financial Corp., Series 1997-6, Class A8 7.07% due 01/15/29	20,175	19,843
Green Tree Financial Corp., Series 1997-6, Class M1 7.21% due 01/15/29	27,000	19,282
Green Tree Financial Corp., Series 1995-8, Class M1 7.30% due 12/15/26	6,310	6,228
Green Tree Financial Corp., Series 1997-4, Class A7 7.36% due 02/15/29	20,324	20,302
Green Tree Financial Corp., Series 1997-6, Class A9 7.55% due 01/15/29	36,912	36,195
Green Tree Financial Corp., Series 1999-5, Class A5 7.86% due 03/01/30	153,466	130,701
Greenpoint Manufactured Housing, Series 1999-5, Class A4 7.59% due 11/15/28	66,767	66,665

Security Description	Principal Amount(12)	Market Value (Note 2)
Diversified Financial Services (continued)
Greenpoint Manufactured Housing, Series 2000-3, Class IA 8.45% due 06/20/31	$40,439	$36,258
Greenpoint Mortgage Funding Trust, Series 2005-AR1, Class X1 0.00% due 06/25/45(8)(9)(17)	157,251	4,324
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class XC 0.06% due 04/10/37*(7)(9)	5,511,561	18,088
Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A3 4.57% due 08/10/42(7)	26,000	24,569
Greenwich Capital Commercial Funding Corp., Series 2003-C2, Class A4 4.91% due 01/05/36(7)	26,000	24,090
Greenwich Capital Commercial Funding Corp. Series 2007-GG9, Class A4 5.44% due 03/10/39(7)	109,000	92,931
Greenwich Capital Commercial Funding Corp., Series 2007-GG11, Class A4 5.74% due 08/10/17(7)	175,000	148,530
GS Mtg. Securities Corp. II, Series 2005-GG4, Class XC 0.19% due 07/10/39*(2)(7)(9)	3,049,798	48,948
GS Mtg. Securities Corp. II, Series 2003-C1, Class X1 0.24% due 01/10/40*(2)(7)(9)	1,023,712	20,469
GS Mtg. Securities Corp. II, Series 2004-C1, Class X1 0.31% due 10/10/28*(7)(9)	1,139,029	6,785
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A2 7.50% due 03/25/35*(8)	27,071	26,578
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A2 7.50% due 09/25/35*(8)	33,598	32,359
GSMPS Mtg. Loan Trust, Series 2005-RP2, Class 1A3 8.00% due 03/25/35*(8)	24,990	24,920
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A3 8.00% due 09/25/35*(8)	41,711	41,161
GSMPS Mtg. Loan Trust, Series 2005-RP3, Class 1A4 8.50% due 09/25/35*(8)	12,483	12,177
HSI Asset Loan Obligation, Series 2007-AR1, Class 2A1 6.13% due 01/25/37(8)	67,349	48,389
HVB Mtg. Capital Corp., Series 2003-FL1A, Class K 5.34% due 09/10/22*(1)(7)(11)(17)	72,000	63,360
INDYMAC Index Mtg. Loan Trust, Series 2005-AR31, Class 3A1 5.64% due 01/25/36(8)	82,482	54,797

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class X1 0.06% due 12/15/44*(2)(7)(9)	$10,423,662	$37,752
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP3, Class X1 0.09% due 08/15/42*(2)(7)(9)	3,963,664	25,230
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-CB12, Class X1 0.11% due 09/12/37*(2)(7)(9)	2,173,462	17,346
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP1, Class X1 0.15% due 03/15/46*(7)(9)	1,198,499	8,915
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class X 0.46% due 05/15/47(2)(7)(9)	1,248,747	30,154
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP2, Class AM 4.78% due 07/15/42(7)	10,000	8,316
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2003-CB6, Class A2 5.26% due 07/12/37(7)	32,000	30,464
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LDPX, Class A3 5.42% due 05/15/49(7)	623,000	517,665
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(7)	90,000	79,577
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB16, Class A4 5.55% due 05/12/45(7)	191,000	168,031
J.P. Morgan Chase Commercial Mtg. Securities Corp., Series 2007-LD12, Class AM 6.06% due 02/15/51(2)(7)	20,000	15,847
J.P. Morgan Commercial Mtg. Finance Corp., Series 2000-C9, Class G 6.25% due 10/15/32*(7)(11)	25,000	22,658
J.P. Morgan Commercial Mtg. Finance Corp., Series 1997-C5, Class F 7.56% due 09/15/29(7)	27,000	26,307
LB-UBS Commercial Mtg. Trust, Series 2006-C1, Class XCL 0.09% due 02/15/41*(2)(7)(9)	5,211,295	47,917
LB-UBS Commercial Mtg. Trust, Series 2005-C7, Class XCL 0.10% due 11/15/40*(2)(7)(9)	4,983,469	35,941

Security Description	Principal Amount(12)	Market Value (Note 2)
Diversified Financial Services (continued)
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class XCL 0.14% due 09/15/40*(2)(7)(9)	$2,505,337	$30,052
LB-UBS Commercial Mtg. Trust, Series 2005-C2, Class XCL 0.17% due 04/15/40*(2)(7)(9)	4,540,436	40,046
LB-UBS Commercial Mtg. Trust, Series 2005-C3, Class XCL 0.21% due 07/15/40*(2)(7)(9)	1,391,590	25,059
LB-UBS Commercial Mtg. Trust, Series 2003-C5, Class XCL 0.26% due 04/15/37*(2)(7)(9)	104,864	1,999
LB-UBS Commercial Mtg. Trust, Series 2004-C1, Class A4 4.57% due 01/15/31(7)	22,000	20,089
LB-UBS Commercial Mtg. Trust, Series 2004-C7, Class A6 4.79% due 10/15/29(7)	35,000	31,692
Lehman ABS Manufactured Housing Contract, Series 2001-B, Class M1 6.63% due 03/15/28	3,000	1,835
Lehman Brothers Floating Rate Commercial Mtg. Trust, Series 2005-LLFA, Class J 3.29% due 07/16/18*(1)(7)(11)	19,000	16,076
Lehman Mtg. Trust, Series 2007-4, Class 2A2 3.46% due 04/25/37(1)(8)(9)	120,878	10,522
Lehman Mtg. Trust, Series 2006-5, Class 2A2 3.94% due 08/25/36(1)(8)(9)(17)	122,172	8,857
Lehman XS Trust, Series 2007-6, Class 3A6 6.50% due 05/25/37	52,471	43,144
Marriott Vacation Club Owner Trust, Series 2002-1A, Class A1 3.89% due 12/20/24*(1)	11,670	11,007
Master Adjustable Rate Mtgs. Trust, Series 2005-2, Class 7AX 0.17% due 03/25/35(8)(9)(17)	154,177	463
Master Adjustable Rate Mtgs. Trust, Series 2004-3, Class 4AX 1.42% due 04/25/34(8)(9)	57,791	694
Master Adjustable Rate Mtgs. Trust, Series 2004-7, Class 2A1 6.09% due 08/25/34(2)(8)	8,456	5,940
Master Reperforming Loan Trust, Series 2005-2, Class 1A3 7.50% due 05/25/35*(8)	38,127	39,878
Master Reperforming Loan Trust, Series 2005-1, Class 1A4 7.50% due 08/25/34*(8)	35,618	35,876
Merit Securities Corp., Series 11PA, Class 3A1 4.33% due 04/28/27*(1)(8)(11)	71,273	56,917
Merrill Lynch CFC Commercial Mtg., Series 2006-4, Class XC 0.48% due 12/12/49(9)	2,726,306	33,553

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Merrill Lynch Mtg. Investors, Inc., Series 2005-LC1, Class XA 0.11% due 01/12/44(9)	$1,107,349	$7,310
Merrill Lynch Mtg. Investors, Inc., Series 2004-WMC3, Class B3 5.00% due 01/25/35	3,894	208
Merrill Lynch Mtg. Trust, Series 2005-MCP1, Class XC 0.12% due 05/25/43*(2)(7)(9)	2,277,344	24,965
Merrill Lynch Mtg. Trust, Series 2005-MKB2, Class A2 4.81% due 09/12/42(7)	117,000	115,201
Mezz Capital Commercial Mtg. Trust, Series 2006-04, Class XIO 5.47% due 12/15/16(9)(17)	265,263	50,261
Mezz Capital Commercial Mtg. Trust, Series 2005-C3, Class X 5.56% due 05/15/44(9)(17)	171,098	36,542
Mezz Capital Commercial Mtg. Trust, Series 2004-C2, Class X 6.41% due 12/15/40(9)(17)	150,644	33,286
Mid-State Trust, Series 11, Class B 8.22% due 07/15/38	8,649	7,117
Morgan Stanley Capital I, Series 2005-HQ6, Class X1 0.12% due 08/13/42*(2)(7)(9)	3,790,194	32,642
Morgan Stanley Capital I, Series 2004-HQ4, Class A7 4.97% due 04/14/40(7)	41,000	37,596
Morgan Stanley Capital I, Series 2007-HQ11, Class A4 5.45% due 02/20/44(7)	191,000	160,022
Morgan Stanley Capital I, Series 2008-T29, Class A3 6.28% due 01/11/43(2)(7)	39,000	37,207
Morgan Stanley Capital I, Series 1998-CF1, Class D 7.35% due 07/15/32(7)	53,968	54,062
Morgan Stanley Mtg. Loan Trust, Series 2005-5AR, Class 2A1 4.97% due 09/25/35(2)(8)	145,705	109,067
Mortgage Capital Funding, Inc., Series 1998-MC2, Class E 7.11% due 06/18/30(2)(7)	27,000	26,879
Navistar Financial Corp. Owner Trust, Series 2004-B, Class C 3.93% due 10/15/12	2,051	1,917
Navistar Financial Corp. Owner Trust, Series 2005-A, Class C 4.84% due 01/15/14	8,126	7,877
New Century Home Equity Loan Trust, Series 2003-5, Class AI7 5.15% due 06/25/33	29,492	26,925
Nomura Asset Acceptance Corp., Series 2004-R3, Class PT 7.43% due 12/25/35*(2)(8)	42,529	37,119

Security Description	Principal Amount(12)	Market Value (Note 2)
Diversified Financial Services (continued)
Oakwood Mtg. Investors, Inc., Series 2002-C, Class A1 5.41% due 11/15/32	$88,125	$74,431
Oakwood Mtg. Investors, Inc., Series 2001-E, Class AIO 6.00% due 11/15/09(9)(17)	108,493	2,182
Oakwood Mtg. Investors, Inc., Series 2002-A, Class AIO 6.00% due 02/15/10(9)(17)	92,529	6,062
Oakwood Mtg. Investors, Inc., Series 2001-E, Class A4 6.81% due 12/15/31	64,550	45,090
Oakwood Mtg. Investors, Inc., Series 2000-A, Class A3 7.95% due 03/15/22	38,969	30,598
Oakwood Mtg Investors, Inc., Series 1996-C, Class B1 7.96% due 04/15/27	16,512	10,305
Origen Manufactured Housing, Series 2004-B, Class A2 3.79% due 12/15/17	12,427	12,267
Origen Manufactured Housing, Series 2004-B, Class A3 4.75% due 08/15/21	26,000	24,606
Permanent Financing PLC, Series 4, Class 3C 3.62% due 06/10/42(1)(8)(17)	60,000	57,061
Pillar Funding PLC, Series 2004-1A, Class C1 3.82% due 06/15/11*(1)(11)(17)	101,000	87,404
Residential Asset Mtg. Products, Inc., Series 2002-SL1, ClassAI3 7.00% due 06/25/32(8)	65,587	64,360
Residential Asset Securities NIM Corp., Series 2004-NT11 4.50% due 12/25/34*(11)(17)	4,095	123
Residential Asset Securitization Trust, Series 2007-A3, Class 2A2 3.48% due 04/25/37(1)(8)(9)	126,142	10,813
Residential Asset Securitization Trust, Series 2007-A5, Class 2A3 6.00% due 05/25/37(8)	26,292	18,392
SACO I Trust, Series 2005-10, Class 1A 3.47% due 06/25/36(1)(17)	43,325	19,063
Strips, Series 2004-1A, Class K 5.00% due 03/24/18*(7)(11)(17)	50,000	38,000
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-19, Class 2A1X 1.20% due 01/25/35(2)(8)(9)(17)	206,418	2,271
Structured Adjustable Rate Mtg. Loan Trust, Series 2005-9, Class AX 1.41% due 05/25/35(2)(8)(9)(17)	555,001	10,406
Structured Adjustable Rate Mtg. Loan Trust, Series 2004-8, Class 1A3 5.13% due 07/25/34(2)(8)	2,952	2,453

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
Structured Adjustable Rate Mtg. Loan Trust, Series 2007-8, Class 1A2 6.25% due 09/25/37(1)(8)	$46,227	$31,273
Structured Asset Securities Corp., Series 2007-4, Class 1A4 1.00% due 03/28/45*(8)(9)	1,498,487	35,165
Structured Asset Securities Corp., Series 2007-4, Class 1A3 2.54% due 03/28/45*(1)(8)(9)(17)	1,498,487	91,782
Structured Asset Securities Corp., Series 2004-NP2, Class A 3.56% due 06/25/34*(1)(8)(17)	43,710	34,968
Thornburg Mtg. Securities Trust, Series 2006-4, Class A2B 3.33% due 07/25/36(1)(8)	34,145	32,417
TIAA Real Estate CDO, Ltd., Series 2002-1A, Class IIFX 6.77% due 05/22/37*(11)(17)	86,000	70,157
Wachovia Bank Commercial Mtg. Trust, Series 2005-C18, Class XC 0.10% due 04/15/42*(2)(7)(9)	5,274,675	43,391
Wachovia Bank Commercial Mtg. Trust, Series 2005-C16, Class A4 4.85% due 10/15/41(7)	32,000	28,600
WaMu Commerical Mtg. Securities Trust, Series 2005-C1A, Class F 5.30% due 05/25/36*(7)(11)	65,000	46,193
WaMu Mtg. Pass Through Certs., Series 2004-AR1, Class A 4.23% due 03/25/34(8)	8,099	7,796
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR12, Class 2A5 4.34% due 07/25/35(8)	579,000	494,417
Wells Fargo Mtg. Backed Securities Trust, Series 2005-AR9, Class 1A2 4.42% due 05/25/35(2)(8)(17)	83,054	43,188
WFS Financial Owner Trust, Series 2005-1, Class D 4.09% due 08/17/12	751	750
Total Asset Backed Securities (cost $9,545,724)		8,130,732
CORPORATE BONDS & NOTES — 6.7%
Advanced Materials — 0.0%
Hexcel Corp. Senior Sub. Notes 6.75% due 02/01/15	45,000	43,200
Advertising Agencies — 0.0%
Omnicom Group, Inc. Company Guar. Senior Notes 5.90% due 04/15/16	15,000	14,775

Security Description	Principal Amount(12)	Market Value (Note 2)
Advertising Sales — 0.0%
Lamar Media Corp. Senior Notes 6.63% due 08/15/15	$35,000	$28,963
Advertising Services — 0.0%
RH Donnelley, Inc. Senior Notes 11.75% due 05/15/15*	13,000	7,930
Vertis, Inc. Company Guar. Notes 10.88% due 06/15/09†(13)(14)	90,000	7,200
Vertis, Inc. Sub. Notes 13.50% due 12/07/09†*(13)(14)	20,000	200
		15,330
Aerospace/Defense — 0.0%
Alliant Techsystems, Inc. Company Guar. Notes 6.75% due 04/01/16	20,000	18,700
Aerospace/Defense-Equipment — 0.0%
United Technologies Corp. Notes 6.13% due 07/15/38	60,000	57,970
Agricultural Chemicals — 0.0%
Monsanto Co. Notes 5.13% due 04/15/18	5,000	4,755
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	10,000	9,063
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	20,000	20,705
The Mosaic Co. Senior Notes 7.63% due 12/01/16*	35,000	35,760
		70,283
Airlines — 0.0%
American Airlines, Inc., Pass Through Certs. Series 1997-C1, Class X 7.86% due 04/01/13	10,000	8,750
Continental Airlines, Inc., Pass Through Certs. Series 2005-LDP1, Class X1 6.56% due 08/15/13	15,000	13,369
Continental Airlines, Inc., Pass Through Certs. Series 2003-CB6, Class A2 6.65% due 09/15/17	25,501	21,676
Continental Airlines, Inc., Pass Through Certs. Series 974A 6.90% due 07/02/19	6,228	5,481
Northwest Airlines, Inc., Pass Through Certs. Series 2000-1 7.15% due 04/01/21(17)	28,002	23,662

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
United AirLines, Inc., Pass Through Certs. Series 2007-1, Class A 6.64% due 07/02/22	$14,272	$10,989
		83,927
Apparel Manufacturers — 0.0%
Hanesbrands, Inc. Company Guar. Notes 6.51% due 12/15/14(1)	35,000	29,050
Levi Strauss & Co. Senior Notes 8.88% due 04/01/16	30,000	24,000
Levi Strauss & Co. Senior Notes 9.75% due 01/15/15	35,000	29,225
		82,275
Auto/Truck Parts & Equipment-Original — 0.0%
Allison Transmission, Inc. Senior Notes 11.00% due 11/01/15*	20,000	17,400
Lear Corp. Senior Notes 8.50% due 12/01/13	30,000	22,013
Tenneco, Inc. Senior Notes 8.13% due 11/15/15	5,000	4,275
Tenneco, Inc. Company Guar. Notes 8.63% due 11/15/14	45,000	35,775
Tenneco, Inc. Sec. Notes 10.25% due 07/15/13	3,000	3,083
Titan International, Inc. Company Guar. Notes 8.00% due 01/15/12	45,000	43,650
		126,196
Auto-Cars/Light Trucks — 0.0%
DaimlerChrysler NA Holding Corp. Company Guar. Bonds 5.75% due 09/08/11	65,000	64,175
DaimlerChrysler NA Holding Corp. Company Guar. Notes 6.50% due 11/15/13	5,000	4,879
		69,054
Banks-Commercial — 0.0%
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	45,000	39,995
Banks-Fiduciary — 0.0%
State Street Capital Trust IV Company Guar. Bonds 3.82% due 06/15/37(1)	15,000	9,894
The Bank of New York Mellon Corp. Senior Notes 4.95% due 11/01/12	10,000	9,508
		19,402

Security Description	Principal Amount(12)	Market Value (Note 2)
Banks-Super Regional — 0.2%
Bank of America Corp. Senior Notes 5.65% due 05/01/18	$60,000	$50,538
BankAmerica Capital III Notes 3.36% due 01/15/27(1)	35,000	26,030
Fleet Capital Trust V Bank Guar. Notes 3.88% due 12/18/28(1)	45,000	34,050
Keycorp Notes 6.50% due 05/14/13	10,000	7,199
Wachovia Corp. Notes 5.50% due 05/01/13	85,000	70,322
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	50,000	45,961
Wells Fargo Capital XV Notes 9.75% due 09/26/13(1)(6)	25,000	24,374
		258,474
Broadcast Services/Program — 0.0%
Clear Channel Communications ,Inc. Notes 5.50% due 09/15/14	10,000	3,100
Clear Channel Communications, Inc. Notes 7.65% due 09/15/10	20,000	18,000
		21,100
Building & Construction Products-Misc. — 0.1%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	45,000	44,325
Builders FirstSource, Inc. Company Guar. Notes 7.05% due 02/15/12(1)	40,000	25,800
Nortek, Inc. Senior Sub. Notes 8.50% due 09/01/14	120,000	68,400
Nortek, Inc. Senior Notes 10.00% due 12/01/13*	5,000	4,400
NTK Holdings, Inc. Senior Disc. Notes 10.75% due 03/01/14(3)	30,000	12,900
		155,825
Building Products-Cement — 0.0%
Texas Industries, Inc. Senior Notes 7.25% due 07/15/13	45,000	39,150
Building-Residential/Commercial — 0.0%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	10,000	9,750
D.R. Horton, Inc. Senior Notes 7.88% due 08/15/11	10,000	9,000

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Building-Residential/Commercial (continued)
D.R. Horton, Inc. Company Guar. Notes 8.00% due 02/01/09	$10,000	$9,838
Meritage Homes Corp. Company Guar. Notes 6.25% due 03/15/15	25,000	18,500
Meritage Homes Corp. Senior Notes 7.00% due 05/01/14	10,000	7,700
Toll Bros., Inc. Senior Sub. Notes 8.25% due 02/01/11	25,000	24,125
		78,913
Cable TV — 0.3%
CCH I LLC/CCH II Capital Corp. Sec. Notes 11.00% due 10/01/15	5,000	3,300
CCH II LLC/CCH II Capital Corp. Senior Notes 10.25% due 09/15/10	190,000	171,000
CCH II LLC/CCH II Capital Corp. Senior Notes, Series B 10.25% due 09/15/10	70,000	62,650
Comcast Corp. Bonds 6.40% due 05/15/38	40,000	31,998
Comcast Corp. Notes 6.95% due 08/15/37	10,000	8,530
Comcast Cable Communications LLC Notes 8.88% due 05/01/17	40,000	42,125
Cox Communications, Inc. Notes 7.13% due 10/01/12	15,000	15,283
CSC Holdings, Inc. Senior Notes 6.75% due 04/15/12	105,000	96,206
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	40,000	38,400
DirecTV Holdings LLC/ DirecTV Financing Co. Company Guar. Notes 6.38% due 06/15/15	75,000	66,000
DirecTV Holdings LLC/ DirecTV Financing Co. Senior Notes 7.63% due 05/15/16*	5,000	4,525
Echostar DBS Corp. Company Guar. Senior Notes 6.38% due 10/01/11	110,000	101,200
Echostar DBS Corp. Company Guar. Notes 6.63% due 10/01/14	15,000	12,038
Echostar DBS Corp. Company Guar. Notes 7.00% due 10/01/13	30,000	25,875

Security Description	Principal Amount(12)	Market Value (Note 2)
Cable TV (continued)
TCI Communications, Inc. Company Guar. Notes 7.88% due 02/15/26	$5,000	$4,814
Tele-Communications, Inc. Debentures 9.80% due 02/01/12	35,000	38,269
Time Warner Cable, Inc. Notes 6.75% due 07/01/18	5,000	4,670
Time Warner Cable, Inc. Company Guar. 7.30% due 07/01/38	20,000	17,791
		744,674
Casino Hotels — 0.0%
Boyd Gaming Corp. Senior Sub. Notes 7.13% due 02/01/16	25,000	17,313
Station Casinos, Inc. Senior Notes 6.00% due 04/01/12	25,000	14,000
Trump Entertainment Resorts, Inc. Sec. Notes 8.50% due 06/01/15	30,000	12,300
		43,613
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 10.00% due 01/01/13	25,000	23,938
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	50,000	52,637
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	15,000	16,585
Cricket Communications, Inc. Company Guar. Notes 9.38% due 11/01/14	25,000	23,250
Cricket Communications, Inc. Notes 10.00% due 07/15/12*	5,000	4,775
iPCS, Inc. Senior Sec. Notes 4.93% due 05/01/13(1)	15,000	12,225
MetroPCS Wireless, Inc. Senior Notes 9.25% due 11/01/14	50,000	46,750
		180,160
Chemicals-Diversified — 0.0%
Dow Chemical Pass Through Trust Pass Through Certs. 4.03% due 09/30/09*	50,000	49,029
Chemicals-Specialty — 0.1%
Hercules, Inc. Company Guar. Notes 6.75% due 10/15/29	10,000	9,900
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	35,000	30,100

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Lubrizol Corp. Senior Notes 5.50% due 10/01/14	$15,000	$14,546
Momentive Performance Materials ,Inc. Senior Notes 9.75% due 12/01/14(3)	85,000	67,150
		121,696
Coal — 0.1%
Arch Western Finance LLC Sec. Notes 6.75% due 07/01/13	95,000	89,300
Peabody Energy Corp. Company Guar. Notes 5.88% due 04/15/16	15,000	13,575
Peabody Energy Corp. Company Guar. Notes 7.38% due 11/01/16	90,000	86,400
		189,275
Commercial Serv-Finance — 0.0%
Lender Processing Services, Inc. Notes 8.13% due 07/01/16*	25,000	24,375
Commercial Services — 0.1%
ARAMARK Corp. Company Guar. Notes 8.50% due 02/01/15	45,000	42,300
Iron Mountain, Inc. Company Guar. Notes 6.63% due 01/01/16	85,000	79,900
Iron Mountain, Inc. Senior Sub. Notes 8.00% due 06/15/13	20,000	19,200
Iron Mountain, Inc. Senior Sub. Notes 8.75% due 07/15/18	15,000	15,225
		156,625
Computer Services — 0.0%
Ceridian Corp. Senior Notes 11.25% due 11/15/15*	40,000	33,000
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	30,000	27,600
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	14,000	12,600
Sungard Data Systems, Inc. Company Guar. Notes 10.25% due 08/15/15	34,000	29,495
Unisys Corp. Senior Notes 12.50% due 01/15/16	10,000	9,500
		112,195
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	15,000	11,100

Security Description	Principal Amount(12)	Market Value (Note 2)
Computers-Integrated Systems (continued)
Jarden Corp. Company Guar. Notes 7.50% due 05/01/17	$35,000	$29,138
Spectrum Brands, Inc. Company Guar. Notes 7.38% due 02/01/15	15,000	6,450
Spectrum Brands, Inc. Company Guar. Notes 11.55% due 10/02/13	25,000	16,000
Yankee Acquisition Corp. Company Guar. Notes 8.50% due 02/15/15	30,000	21,750
		84,438
Containers-Metal/Glass — 0.0%
Owens-Illinois, Inc. Debentures 7.50% due 05/15/10	35,000	34,650
Containers-Paper/Plastic — 0.0%
Berry Plastics Corp. Senior Notes 7.54% due 02/15/15(1)	25,000	22,250
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	15,000	12,525
NewPage Holding Corp. Senior Notes 9.99% due 11/01/13(1)(4)	12,318	10,901
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	30,000	23,400
Stone Container Corp. Notes 8.38% due 07/01/12	10,000	8,400
		77,476
Cosmetics & Toiletries — 0.0%
The Estee Lauder Cos., Inc. Senior Notes 5.55% due 05/15/17	5,000	4,760
The Estee Lauder Cos., Inc. Senior Notes 6.00% due 05/15/37	20,000	17,320
		22,080
Data Processing/Management — 0.0%
Fiserv, Inc. Senior Notes 6.13% due 11/20/12	15,000	14,545
Fiserv, Inc. Company Guar. Notes 6.80% due 11/20/17	15,000	14,476
		29,021
Direct Marketing — 0.1%
Affinion Group, Inc. Company Guar. Notes 10.13% due 10/15/13	45,000	42,300
Affinion Group, Inc. Company Guar. Notes 11.50% due 10/15/15	40,000	37,200

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Direct Marketing (continued)
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	$70,000	$64,225
		143,725
Diversified Financial Services — 0.2%
General Electric Capital Corp. Senior Notes 5.63% due 09/15/17	35,000	30,039
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	180,000	132,705
General Electric Capital Corp. Debentures 6.38% due 11/15/67(1)	90,000	72,825
		235,569
Diversified Manufacturing Operations — 0.0%
Blount, Inc. Senior Sub. Notes 8.88% due 08/01/12	15,000	14,925
Eaton Corp. Notes 5.60% due 05/15/18	20,000	18,959
Honeywell International ,Inc. Senior Notes 5.30% due 03/01/18	10,000	9,412
Parker Hannifin Corp. Notes 5.50% due 05/15/18	5,000	4,988
Parker Hannifin Corp. Notes 6.25% due 05/15/38	15,000	14,509
		62,793
Diversified Operations — 0.0%
Leucadia National Corp. Senior Notes 7.13% due 03/15/17	30,000	27,300
Leucadia National Corp. Senior Notes 8.13% due 09/15/15	15,000	14,588
		41,888
Drug Delivery Systems — 0.0%
Hospira, Inc. Senior Notes 5.55% due 03/30/12	15,000	14,992
Hospira, Inc. Senior Notes 6.05% due 03/30/17	10,000	9,534
		24,526
Electric-Generation — 0.1%
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	20,000	20,803
Edison Mission Energy Senior Notes 7.00% due 05/15/17	25,000	22,500

Security Description	Principal Amount(12)	Market Value (Note 2)
Electric-Generation (continued)
Edison Mission Energy Senior Notes 7.20% due 05/15/19	$30,000	$26,400
Edison Mission Energy Senior Notes 7.50% due 06/15/13	20,000	19,200
Edison Mission Energy Senior Notes 7.75% due 06/15/16	15,000	14,100
The AES Corp. Senior Notes 8.00% due 10/15/17	15,000	13,538
The AES Corp. Sec. Notes 8.75% due 05/15/13*	28,000	28,140
		144,681
Electric-Integrated — 0.4%
AEP Texas North Co. Senior Notes 5.50% due 03/01/13	10,000	9,667
Appalachian Power Co. Senior Notes 5.80% due 10/01/35	20,000	15,995
Arizona Public Service Co. Notes 6.50% due 03/01/12	20,000	19,893
CenterPoint Energy Houston Electric LLC 1st Mtg. Bonds 5.75% due 01/15/14	20,000	18,555
CMS Energy Corp. Notes 6.55% due 07/17/17	40,000	34,952
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	10,000	9,164
Commonwealth Edison Co. 1st Mtg. Bonds 5.90% due 03/15/36	25,000	20,377
Consumers Energy Co. 1st Mtg. Bonds 5.65% due 09/15/18	5,000	4,580
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	5,000	4,706
Dayton Power & Light Co. 1st Mtg. Bonds 5.13% due 10/01/13	17,000	16,888
Dominion Resources, Inc. Notes 6.00% due 11/30/17	25,000	23,691
Dominion Resources, Inc. Jr. Sub Notes 6.30% due 09/30/66(1)	25,000	22,005
Duke Energy Carolinas LLC 1st Mtg. Bonds 6.05% due 04/15/38	15,000	13,578
Duke Energy Corp. Notes 6.25% due 06/15/18	35,000	33,111

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	$20,000	$18,425
FirstEnergy Corp. Senior Notes 6.45% due 11/15/11	10,000	10,048
Florida Power Corp. 1st Mtg. Bonds 5.90% due 03/01/33	10,000	9,035
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	25,000	23,673
Ipalco Enterprises, Inc. Senior Sec. Notes 7.25% due 04/01/16*	5,000	4,775
Kansas Gas & Electric Co. Bonds 5.65% due 03/29/21	9,359	8,844
Midamerican Energy Holdings Co. Bonds 6.13% due 04/01/36	45,000	37,849
Midamerican Energy Holdings Co. Bonds 6.50% due 09/15/37	5,000	4,387
Nevada Power Co. 1st Mtg. Bonds 5.88% due 01/15/15	40,000	37,787
Nevada Power Co. 1st Mtg. Bonds 6.50% due 08/01/18	10,000	9,686
NorthWestern Corp. Sec. Notes 5.88% due 11/01/14	20,000	19,114
Oncor Electric Delivery Co. 1st Mtg. Notes 5.95% due 09/01/13*	15,000	13,869
Pacific Gas & Electric Co. Senior Notes 5.80% due 03/01/37	15,000	12,795
Pacific Gas & Electric Co. Senior Notes 6.35% due 02/15/38	10,000	9,081
PacifiCorp Bonds 6.25% due 10/15/37	15,000	13,614
PNM Resources Inc Senior Notes 9.25% due 05/15/15	10,000	9,850
Potomac Edison Co. 1st Mtg. Bonds 5.80% due 10/15/16*	20,000	18,630
PPL Energy Supply, LLC Bonds 5.70% due 10/15/15	10,000	9,093
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	15,000	15,436

Security Description	Principal Amount(12)	Market Value (Note 2)
Electric-Integrated (continued)
Public Service Co. of Colorado 1st Mtg. Bonds 6.50% due 08/01/38	$30,000	$28,494
Public Service Co. of Colorado Senior Sub. Notes 6.88% due 07/15/09	30,000	30,602
Puget Sound Energy, Inc. Jr. Sub. Bonds 6.97% due 06/01/67(1)	25,000	21,125
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	5,000	4,480
Southern California Edison Co. 1st Mtg. Bonds 5.55% due 01/15/37	10,000	8,664
Southern California Edison Co. Notes 6.65% due 04/01/29	15,000	14,110
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.25% due 11/01/15*	105,000	94,762
TXU Electric Delivery Co. Debentures 7.00% due 09/01/22	4,000	3,359
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	20,000	19,313
Westar Energy, Inc. 1st Mtg. Notes 5.10% due 07/15/20	25,000	22,096
		780,158
Electric-Transmission — 0.0%
ITC Holdings Corp. Notes 5.88% due 09/30/16*(11)	20,000	18,844
ITC Holdings Corp. Senior Notes 6.05% due 01/31/18*	15,000	14,157
		33,001
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	10,000	8,750
Sanmina-SCI Corp. Senior Sub. Notes 8.13% due 03/01/16	15,000	12,750
		21,500
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	55,000	47,025
Freescale Semiconductor, Inc. Senior Notes 8.88% due 12/15/14	85,000	58,650
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	45,000	28,350

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Freescale Semiconductor, Inc. Senior Sub. Notes 10.13% due 12/15/16	$40,000	$25,600
		159,625
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc. Debentures 7.50% due 01/15/27	15,000	13,905
Avnet, Inc. Notes 6.00% due 09/01/15	25,000	24,085
		37,990
Electronics-Military — 0.0%
L-3 Communications Corp. Senior Sub. Notes 5.88% due 01/15/15	105,000	95,025
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 7.38% due 10/28/09	20,000	16,079
Ford Motor Credit Co. LLC Senior Notes 9.88% due 08/10/11	140,000	96,584
GMAC LLC Senior Notes 4.05% due 05/15/09(1)	60,000	43,418
GMAC LLC Senior Notes 5.01% due 12/01/14(1)	10,000	4,618
GMAC LLC Senior Notes 6.63% due 05/15/12	5,000	2,117
GMAC LLC Notes 6.75% due 12/01/14	120,000	46,058
GMAC LLC Senior Notes 6.88% due 08/28/12	165,000	65,584
GMAC LLC Notes 7.00% due 02/01/12	30,000	12,228
		286,686
Finance-Commercial — 0.0%
Caterpillar Financial Services Corp. Senior Notes 5.45% due 04/15/18	30,000	26,839
CIT Group, Inc. Jr. Sub. Notes 6.10% due 03/15/67(1)	55,000	15,337
		42,176
Finance-Consumer Loans — 0.0%
HSBC Finance Capital Trust IX Company Guar. Bonds 5.91% due 11/30/35(1)	100,000	75,113
John Deere Capital Corp. Senior Notes 5.35% due 04/03/18	10,000	9,065

Security Description	Principal Amount(12)	Market Value (Note 2)
Finance-Consumer Loans (continued)
SLM Corp. Notes 4.50% due 07/26/10	$30,000	$22,800
		106,978
Finance-Credit Card — 0.0%
American Express Credit Corp. Notes 7.30% due 08/20/13	40,000	38,581
Capital One Capital III Company Guar. Bonds 7.69% due 08/15/36	15,000	7,192
Capital One Financial Corp Senior Notes 3.10% due 09/10/09(1)	20,000	18,659
		64,432
Finance-Investment Banker/Broker — 0.2%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	30,000	23,001
Citigroup, Inc. Notes 6.13% due 05/15/18	105,000	86,940
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	15,000	12,269
Credit Suisse Guernsey, Ltd. Jr. Sub. Bonds 5.86% due 05/15/17(1)(6)	30,000	22,712
JPMorgan Chase & Co. Senior Notes 6.00% due 01/15/18	50,000	45,594
JPMorgan Chase & Co. Senior Notes 6.40% due 05/15/38	45,000	38,905
JPMorgan Chase Capital XXV Company Guar. Notes 6.80% due 10/01/37	15,000	11,498
JPMorgan Chase Capital XVII Bonds 6.95% due 08/17/36	37,000	28,688
Merrill Lynch & Co., Inc. Notes 3.00% due 07/25/11(1)	10,000	8,641
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	45,000	40,537
The Bear Stearns Cos., Inc. Senior Notes 6.40% due 10/02/17	20,000	18,678
The Bear Stearns Cos. LLC Senior Notes 7.25% due 02/01/18	40,000	38,495
The Goldman Sachs Group, Inc. Medium Term Notes 5.45% due 11/01/12	35,000	29,669
The Goldman Sachs Group, Inc. Senior Notes 6.15% due 04/01/18	25,000	20,788

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	$25,000	$16,690
		443,105
Finance-Other Services — 0.0%
Beaver Valley Funding Corp. Debentures 9.00% due 06/01/17	37,000	39,556
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. Senior Notes 9.25% due 04/01/15	20,000	16,300
Pinnacle Foods Finance LLC/ Pinnacle Foods Finance Corp. Senior Notes 10.63% due 04/01/17	20,000	15,000
		70,856
Food-Dairy Products — 0.0%
Dean Foods Co. Company Guar. Notes 7.00% due 06/01/16	25,000	21,750
Food-Misc. — 0.1%
Campbell Soup Co. Debentures 8.88% due 05/01/21	15,000	19,265
Chiquita Brands International, Inc. Senior Notes 7.50% due 11/01/14	35,000	26,950
Chiquita Brands International, Inc. Senior Notes 8.88% due 12/01/15	5,000	4,050
Del Monte Corp. Senior Sub. Notes 8.63% due 12/15/12	65,000	64,350
Grand Metropolitan Investment Corp. Debentures 8.00% due 09/15/22	45,000	48,346
HJ Heinz Co. Senior Notes 5.35% due 07/15/13	20,000	19,619
Kellogg Co. Senior Notes 5.13% due 12/03/12	5,000	4,986
Kraft Foods, Inc. Notes 6.13% due 08/23/18	20,000	18,675
		206,241
Food-Retail — 0.0%
The Kroger Co. Company Guar. Notes 6.15% due 01/15/20	15,000	13,752
The Kroger Co. Senior Guar. Notes 6.75% due 04/15/12	10,000	10,237
		23,989

Security Description	Principal Amount(12)	Market Value (Note 2)
Food-Wholesale/Distribution — 0.0%
Supervalu, Inc. Senior Notes 7.50% due 11/15/14	$35,000	$33,950
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	55,000	47,025
Gambling (Non-Hotel) — 0.0%
Mashantucket Western Pequot Tribe Bonds 8.50% due 11/15/15*	50,000	32,500
Pinnacle Entertainment, Inc. Senior Notes 7.50% due 06/15/15	35,000	25,900
Pinnacle Entertainment, Inc. Senior Sub. Notes 8.25% due 03/15/12	40,000	38,650
		97,050
Gas-Distribution — 0.0%
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	20,000	18,820
Home Furnishings — 0.0%
Sealy Mattress Co. Senior Sub. Notes 8.25% due 06/15/14	20,000	15,700
Hotels/Motels — 0.0%
Marriott International, Inc. Senior Notes 5.63% due 02/15/13	20,000	18,865
Independent Power Producers — 0.1%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	130,000	117,000
NRG Energy, Inc. Company Guar. Notes 7.38% due 01/15/17	20,000	18,200
		135,200
Insurance Brokers — 0.0%
HUB International Holdings, Inc. Senior Notes 9.00% due 12/15/14*	10,000	8,900
HUB International Holdings, Inc. Senior Sub. Notes 10.25% due 06/15/15*	10,000	7,900
USI Holdings Corp. Senior Notes 6.68% due 11/15/14*(1)(11)	5,000	3,800
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	5,000	4,347
		24,947
Insurance-Life/Health — 0.1%
Genworth Life Institutional Funding Trust Notes 5.88% due 05/03/13*	25,000	23,120

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Life/Health (continued)
Lincoln National Corp. Senior Notes 6.30% due 10/09/37	$10,000	$8,385
Lincoln National Corp. Notes 7.00% due 05/17/66(1)	16,000	12,201
Monumental Global Funding, Ltd. Notes 5.50% due 04/22/13*	20,000	20,376
Nationwide Financial Services, Inc. Notes 5.63% due 02/13/15	10,000	10,113
Pacific Life Global Funding Notes 5.15% due 04/15/13*(11)	20,000	19,977
Protective Life Secured Trusts Notes 5.45% due 09/28/12	15,000	14,902
Prudential Financial, Inc. Notes 5.10% due 09/20/14	80,000	72,668
		181,742
Insurance-Multi-line — 0.1%
CNA Financial Corp. Notes 6.00% due 08/15/11	15,000	14,956
CNA Financial Corp. Notes 6.50% due 08/15/16	15,000	13,853
Loews Corp. Notes 5.25% due 03/15/16	15,000	14,439
Metlife Capital Trust IV Jr. Sub. Notes 7.88% due 12/15/67*	100,000	68,533
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	15,000	12,596
		124,377
Insurance-Mutual — 0.0%
Liberty Mutual Group, Inc. Notes 6.50% due 03/15/35*(11)	35,000	25,412
Liberty Mutual Group, Inc. Company Guar. Notes 10.75% due 06/15/58*(1)(11)	20,000	14,400
Nationwide Mutual Insurance Co. Notes 8.25% due 12/01/31*(11)	15,000	15,390
		55,202
Insurance-Property/Casualty — 0.0%
Chubb Corp. Senior Notes 5.75% due 05/15/18	10,000	9,002
Chubb Corp. Senior Notes 6.50% due 05/15/38	15,000	13,568

Security Description	Principal Amount(12)	Market Value (Note 2)
Insurance-Property/Casualty (continued)
The Travelers Cos., Inc. Senior Notes 5.80% due 05/15/18	$15,000	$13,748
The Travelers Cos., Inc. Senior Notes 6.25% due 06/15/37	15,000	13,004
		49,322
Investment Management/Advisor Services — 0.0%
Ameriprise Financial, Inc. Jr. Sub. Notes 7.52% due 06/01/66(1)	30,000	22,813
Nuveen Investments, Inc. Senior Notes 5.50% due 09/15/15	10,000	5,000
Nuveen Investments, Inc. Senior Notes 10.50% due 11/15/15*	25,000	19,250
		47,063
Machinery-Electrical — 0.0%
Baldor Electric Co. Senior Notes 8.63% due 02/15/17	10,000	9,550
Medical-Drugs — 0.0%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18	30,000	28,483
Medical-HMO — 0.0%
Aetna, Inc. Notes 6.00% due 06/15/16	10,000	9,617
Aetna, Inc. Debentures 6.50% due 09/15/18	15,000	14,765
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	15,000	14,340
Unitedhealth Group, Inc. Senior Notes 6.00% due 02/15/18	10,000	9,046
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	10,000	8,804
		56,572
Medical-Hospitals — 0.2%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	95,000	90,250
HCA, Inc. Senior Notes 9.13% due 11/15/14	95,000	92,388
HCA, Inc. Senior Notes 9.25% due 11/15/16	70,000	68,075
HCA, Inc. Senior Notes 9.63% due 11/15/16	25,000	23,750

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Hospitals (continued)
Tenet Healthcare Corp. Senior Notes 6.38% due 12/01/11	$45,000	$41,513
Tenet Healthcare Corp. Senior Notes 7.38% due 02/01/13	60,000	54,600
		370,576
Medical-Nursing Homes — 0.0%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	35,000	33,425
Medical-Outpatient/Home Medical — 0.0%
Select Medical Corp. Senior Sub. Notes 7.63% due 02/01/15	55,000	44,550
Surgical Care Affiliates, Inc. Senior Notes 8.88% due 07/15/15*	15,000	13,050
Surgical Care Affiliates, Inc. Senior Sub. Notes 10.00% due 07/15/17*	15,000	11,250
		68,850
Metal Processors & Fabrication — 0.0%
Metals USA, Inc. Sec. Notes 11.13% due 12/01/15	10,000	9,600
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 5.88% due 04/01/15	20,000	19,158
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	45,000	44,213
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	140,000	137,900
		201,271
Multi-line Insurance — 0.0%
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(1)	40,000	34,069
Multimedia — 0.0%
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	5,000	5,188
News America Holdings, Inc. Company Guar. Notes 7.75% due 01/20/24	20,000	19,909
News America Holdings, Inc. Company Guar. 7.75% due 12/01/45	35,000	32,882
Time Warner Cos., Inc. Debentures 9.13% due 01/15/13	5,000	5,250

Security Description	Principal Amount(12)	Market Value (Note 2)
Multimedia (continued)
Time Warner Cos., Inc. Debentures 9.15% due 02/01/23	$10,000	$10,364
Time Warner Entertainment Co. LP Debentures 8.38% due 03/15/23	25,000	24,765
Viacom, Inc. Senior Notes 5.75% due 04/30/11	5,000	4,857
		103,215
Non-Hazardous Waste Disposal — 0.0%
WCA Waste Corp. Senior Notes 9.25% due 06/15/14	20,000	18,800
Office Automation & Equipment — 0.0%
Xerox Corp. Senior Notes 5.50% due 05/15/12	5,000	4,767
Xerox Corp. Senior Notes 6.35% due 05/15/18	15,000	13,712
Xerox Corp. Senior Notes 6.40% due 03/15/16	20,000	18,626
		37,105
Oil & Gas Drilling — 0.0%
Pride International, Inc. Senior Notes 7.38% due 07/15/14	60,000	57,300
Oil Companies-Exploration & Production — 0.3%
Anadarko Petroleum Corp. Senior Notes 5.95% due 09/15/16	28,000	25,735
Chaparral Energy, Inc. Company Guar. Notes 8.88% due 02/01/17	50,000	39,500
Chesapeake Energy Corp. Senior Notes 7.63% due 07/15/13	20,000	19,100
Denbury Resources, Inc. Senior Sub. Notes 7.50% due 12/15/15	40,000	36,800
EOG Resources, Inc. Notes 5.88% due 09/15/17	10,000	9,403
Forest Oil Corp. Senior Notes 8.00% due 12/15/11	55,000	55,000
Hilcorp Energy I LP/ Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*(11)	15,000	12,899
Newfield Exploration Co. Senior Sub. Notes 6.63% due 09/01/14	40,000	36,000
PetroHawk Energy Corp. Senior Notes 7.88% due 06/01/15*	45,000	39,149

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Petrohawk Energy Corp., Senior Notes 9.13% due 07/15/13	$50,000	$47,000
Petroleum Development Corp. Senior Notes 12.00% due 02/15/18	20,000	19,200
Plains Exploration & Production Co. Company Guar. Notes 7.00% due 03/15/17	40,000	34,800
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	25,000	20,375
Sabine Pass LNG LP Sec. Notes 7.50% due 11/30/16	100,000	78,000
Sandridge Energy, Inc. Company Guar. 8.63% due 04/01/15*	45,000	40,275
Sandridge Energy, Inc. Company Guar. 6.42% due 04/01/14*	15,000	14,105
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	10,000	8,839
XTO Energy, Inc. Senior Notes 6.38% due 06/15/38	15,000	12,247
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	20,000	18,550
XTO Energy, Inc. Senior Notes 6.75% due 08/01/37	20,000	17,745
		584,722
Oil Companies-Integrated — 0.0%
ConocoPhillips Notes 5.20% due 05/15/18	10,000	9,331
ConocoPhillips Notes 5.90% due 05/15/38	15,000	13,236
Hess Corp. Bonds 7.88% due 10/01/29	16,000	15,639
		38,206
Oil Field Machinery & Equipment — 0.0%
Complete Production Services, Inc. Company Guar. Notes 8.00% due 12/15/16	55,000	52,250
Oil Refining & Marketing — 0.0%
Enterprise Products Operating LP Jr. Sub. Notes 7.03% due 01/15/68(1)	15,000	12,093
Enterprise Products Operating LP Jr. Sub. Notes 8.38% due 08/01/66(1)	25,000	23,174

Security Description	Principal Amount(12)	Market Value (Note 2)
Oil Refining & Marketing (continued)
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*(11)	$5,000	$5,146
Sunoco, Inc. Senior Notes 4.88% due 10/15/14	15,000	14,192
Tesoro Corp. Senior Notes 6.50% due 06/01/17	5,000	4,000
The Premcor Refining Group, Inc. Senior Notes 7.50% due 06/15/15	10,000	9,533
		68,138
Oil-Field Services — 0.0%
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	55,000	51,425
Key Energy Services, Inc. Senior Notes 8.38% due 12/01/14	25,000	23,999
Weatherford International, Ltd. Senior Notes 5.50% due 02/15/16	10,000	9,166
Weatherford International, Inc. Company Guar. Notes 6.35% due 06/15/17	5,000	4,628
Weatherford International, Ltd. Company Guar. Sr. Notes 6.50% due 08/01/36	15,000	12,931
Weatherford International, Inc. Company Guar. Notes 6.80% due 06/15/37	5,000	4,492
		106,641
Paper & Related Products — 0.1%
Georgia-Pacific Corp. Debentures 9.50% due 12/01/11	52,000	51,480
International Paper Co. Senior Notes 7.40% due 06/15/14	50,000	50,077
International Paper Co. Notes 7.95% due 06/15/18	10,000	9,826
NewPage Corp. Sec. Notes 10.00% due 05/01/12	65,000	58,175
Verso Paper Holdings LLC Company Guar. Notes 11.38% due 08/01/16	25,000	20,250
Westvaco Corp. Debentures 7.50% due 06/15/27	4,000	4,035
		193,843
Pharmacy Services — 0.0%
Omnicare, Inc. Senior Sub. Notes 6.13% due 06/01/13	35,000	31,238
Omnicare, Inc. Senior Sub. Notes 6.75% due 12/15/13	10,000	9,075

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Pharmacy Services (continued)
Omnicare, Inc. Senior Sub. Notes 6.88% due 12/15/15	$10,000	$8,900
		49,213
Physical Therapy/Rehabilation Centers — 0.0%
Healthsouth Corp. Company Guar. Notes 10.75% due 06/15/16	25,000	25,250
Psychiatric Solutions, Inc. Company Guar. Notes 7.75% due 07/15/15	5,000	4,650
		29,900
Physicians Practice Management — 0.0%
US Oncology Holdings, Inc. Senior Notes 7.95% due 03/15/12	21,420	16,386
US Oncology, Inc. Senior Notes 9.00% due 08/15/12	5,000	5,000
		21,386
Pipelines — 0.2%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	20,000	20,548
Consolidated Natural Gas Co. Senior Notes 5.00% due 12/01/14	15,000	13,818
Dynegy Holdings, Inc. Senior Notes 8.38% due 05/01/16	45,000	39,150
El Paso Corp. Senior Notes 7.75% due 01/15/32	35,000	29,293
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	10,000	8,848
Kinder Morgan Energy Partners LP Senior Notes 6.00% due 02/01/17	10,000	9,065
National Fuel Gas Co. Notes 5.25% due 03/01/13	10,000	9,623
Northwest Pipeline Corp. Senior Notes 5.95% due 04/15/17	5,000	4,629
Rockies Express Pipeline LLC Senior Notes 6.85% due 07/15/18*	5,000	4,800
Rockies Express Pipeline LLC Senior Notes 7.50% due 07/15/38*	45,000	41,968
Spectra Energy Capital LLC Notes 5.90% due 09/15/13	35,000	34,170
Spectra Energy Capital LLC Senior Notes 6.20% due 04/01/18	10,000	9,239

Security Description	Principal Amount(12)	Market Value (Note 2)
Pipelines (continued)
Spectra Energy Capital LLC Senior Notes 8.00% due 10/01/19	$15,000	$15,566
Targa Resources, Inc. Bonds 8.50% due 11/01/13	75,000	66,375
TEPPCO Partners LP Company Guar. Bonds 7.00% due 06/01/67(1)	10,000	8,729
Williams Cos., Inc. Senior Notes 7.63% due 07/15/19	70,000	68,950
Williams Partners LP Bonds 7.25% due 02/01/17	15,000	13,950
		398,721
Poultry — 0.0%
Pilgrim's Pride Corp. Senior Notes 7.63% due 05/01/15	10,000	6,200
Printing-Commercial — 0.0%
Cenveo Corp Notes 10.50% due 08/15/16*	20,000	18,500
Publishing-Periodicals — 0.0%
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	110,000	29,975
Nielsen Finance LLC/ Nielsen Finance Co. Company Guar. Bonds 10.00% due 08/01/14	35,000	33,249
Nielsen Finance LLC/ Nielsen Finance Co. Company Guar. Bonds 12.50% due 08/01/16(5)	25,000	16,250
RH Donnelley Corp. Notes 8.88% due 10/15/17	1,000	340
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	35,000	20,037
		99,851
Quarrying — 0.0%
Compass Minerals International, Inc. Senior Notes 12.00% due 06/01/13(5)	30,000	31,575
Real Estate Investment Trusts — 0.2%
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	10,000	9,092
Equity One, Inc. Notes 5.38% due 10/15/15	20,000	17,030
Health Care Property Investors, Inc. Senior Notes 6.00% due 01/30/17	20,000	15,988

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Investment Trusts (continued)
Health Care REIT, Inc. Senior Notes 6.00% due 11/15/13	$5,000	$4,574
Highwoods Properties, Inc. Bonds 5.85% due 03/15/17	20,000	16,043
Hospitality Properties Trust Notes 6.75% due 02/15/13	15,000	13,679
HRPT Properties Trust Senior Notes 5.75% due 02/15/14	10,000	8,759
HRPT Properties Trust Senior Notes 6.25% due 08/15/16	10,000	8,625
iStar Financial, Inc. Senior Notes 5.88% due 03/15/16	15,000	7,350
Nationwide Health Properties, Inc. Senior Notes 6.25% due 02/01/13	25,000	24,929
Nationwide Health Properties, Inc. Notes 6.50% due 07/15/11	10,000	10,307
Rouse Co. Notes 7.20% due 09/15/12	10,000	7,105
Rouse Co. LP/TRC Co-Issuer, Inc. Senior Notes 6.75% due 05/01/13*	10,000	6,800
Simon Property Group LP Notes 5.75% due 12/01/15	10,000	9,451
Simon Property Group LP Senior Notes 6.13% due 05/30/18	25,000	22,145
		181,877
Real Estate Management/Services — 0.0%
Realogy Corp. Company Guar. Notes 10.50% due 04/15/14	30,000	13,200
Realogy Corp. Notes 11.00% due 04/15/14	20,000	7,649
		20,849
Real Estate Operations & Development — 0.0%
Duke Realty LP Notes 6.25% due 05/15/13	10,000	9,731
Duke Realty LP Notes 6.50% due 01/15/18	10,000	9,048
Regency Centers LP Senior Notes 5.88% due 06/15/17	15,000	13,269
		32,048

Security Description	Principal Amount(12)	Market Value (Note 2)
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	$50,000	$30,500
Rental Auto/Equipment — 0.0%
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.63% due 05/15/14	20,000	12,650
Avis Budget Car Rental LLC/ Avis Budget Finance, Inc. Company Guar. Notes 7.75% due 05/15/16	30,000	18,750
Erac USA Finance Co. Company Guar. Notes 6.38% due 10/15/17*(11)	20,000	15,897
		47,297
Retail-Arts & Crafts — 0.0%
Michaels Stores, Inc. Company Guar. Notes 11.38% due 11/01/16	45,000	21,263
Retail-Automobile — 0.0%
AutoNation, Inc. Company Guar. Notes 4.79% due 04/15/13(1)	10,000	8,425
Penske Auto Group, Inc. Company Guar. Notes 7.75% due 12/15/16	35,000	25,025
		33,450
Retail-Discount — 0.0%
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	20,000	18,244
Retail-Drug Store — 0.0%
CVS Caremark Corp. Jr. Sub. Notes 6.30% due 06/01/37(1)	30,000	23,955
CVS Pass-Through Trust Pass Through Certs. 6.12% due 01/10/13*	18,858	19,252
Rite Aid Corp. Senior Notes 7.50% due 03/01/17	35,000	26,600
Rite Aid Corp. Senior Notes 9.38% due 12/15/15	35,000	18,375
		88,182
Retail-Regional Department Stores — 0.0%
JC Penney Corp., Inc. Debentures 7.65% due 08/15/16	20,000	19,285
The Bon-Ton Stores, Inc. Senior Notes 10.25% due 03/15/14	45,000	13,500
		32,785

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Retail-Restaurants — 0.0%
Buffets, Inc. Senior Notes 12.50% due 11/01/14†(13)(14)	$15,000	$150
McDonald's Corp. Senior Notes 5.80% due 10/15/17	10,000	9,944
McDonald's Corp. Senior Notes 6.30% due 10/15/37	15,000	14,553
OSI Restaurant Partners LLC Senior Notes 10.00% due 06/15/15	20,000	8,900
Yum! Brands, Inc. Senior Notes 6.25% due 03/15/18	15,000	13,909
		47,456
Savings & Loans/Thrifts — 0.0%
Independence Community Bank Corp. Sub. Notes 5.26% due 06/20/13(1)	50,000	36,221
Sovereign Bancorp, Inc. Senior Notes 4.80% due 09/01/10	20,000	15,789
		52,010
Special Purpose Entities — 2.5%
Allstate Life Global Funding Trust Notes 5.38% due 04/30/13	40,000	38,614
Deutsche Bank Capital Funding Trust VII Bonds 5.63% due 01/19/16*(1)(6)	15,000	11,489
Dow Jones CDX High Yield Pass Through Certs. Series 5-T1 8.75% due 12/29/10*(17)	6,648,000	6,797,580
Fund American Cos., Inc. Notes 5.88% due 05/15/13	35,000	25,957
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co. Senior Notes 8.50% due 04/01/15	5,000	4,574
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	30,000	26,850
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	25,000	19,750
OneAmerica Financial Partners, Inc. Bonds 7.00% due 10/15/33*(11)	20,000	21,487
Rainbow National Services LLC Senior Notes 8.75% due 09/01/12*	25,000	25,000

Security Description	Principal Amount(12)	Market Value (Note 2)
Special Purpose Entities (continued)
Stallion Oilfield Services Corp. Senior Notes 9.75% due 02/01/15*(11)	$70,000	$45,500
Teco Finance, Inc. Notes 7.20% due 05/01/11	10,000	10,190
UCI Holdco, Inc. Senior Notes 10.32% due 12/15/13(1)(4)	34,049	25,877
Vanguard Health Holdings II LLC Senior Sub. Notes 9.00% due 10/01/14	35,000	33,775
		7,086,643
Steel-Producers — 0.1%
AK Steel Corp. Company Guar. Notes 7.75% due 06/15/12	70,000	67,200
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	25,000	21,250
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	95,000	81,700
Steel Dynamics, Inc. Notes 7.38% due 11/01/12	10,000	9,149
Steel Dynamics, Inc. Senior Notes 7.75% due 04/15/16*	5,000	4,450
		183,749
Steel-Specialty — 0.0%
Tube City IMS Corp. Company Guar. Notes 9.75% due 02/01/15	35,000	31,150
Telecom Services — 0.0%
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	20,000	13,700
Qwest Corp. Notes 9.13% due 03/15/12	65,000	63,700
West Corp. Company Guar. Notes 9.50% due 10/15/14	25,000	19,125
West Corp. Company Guar. Notes 11.00% due 10/15/16	15,000	10,800
		107,325
Telecommunication Equipment — 0.0%
Lucent Technologies, Inc. Bonds 6.45% due 03/15/29	45,000	27,450
Nortel Networks, Ltd. Company Guar. Notes 7.04% due 07/15/11(1)	40,000	26,700
Nortel Networks, Ltd. Notes 10.75% due 07/15/16	10,000	6,125
		60,275

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Telephone-Integrated — 0.3%
Ameritech Capital Funding Co. Company Guar. Notes 6.25% due 05/18/09	$25,000	$25,409
AT&T, Inc. Senior Notes 4.95% due 01/15/13	20,000	19,160
AT&T, Inc. Senior Notes 5.50% due 02/01/18	65,000	57,884
AT&T, Inc. Notes 6.30% due 01/15/38	65,000	53,833
Level 3 Financing, Inc. Company Guar. Notes 8.75% due 02/15/17	25,000	18,125
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14	55,000	41,525
Qwest Communications International, Inc. Senior Notes 8.00% due 02/15/14	120,000	103,800
Southwestern Bell Telephone Co. Debentures 7.00% due 11/15/27	30,000	27,787
Verizon Communications, Inc. Notes 5.55% due 02/15/16	30,000	27,648
Verizon Communications, Inc. Notes 6.40% due 02/15/38	35,000	29,212
Verizon New England, Inc. Notes 4.75% due 10/01/13	20,000	18,363
Verizon New Jersey, Inc. Debentures 8.00% due 06/01/22	25,000	24,000
Verizon Virginia, Inc. Debentures 4.63% due 03/15/13	25,000	23,008
Windstream Corp. Senior Notes 8.13% due 08/01/13	30,000	28,500
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	60,000	55,350
		553,604
Television — 0.0%
Univision Communications, Inc. Company Guar. Notes 9.75% due 03/15/15*	30,000	13,950
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	30,000	4,350
		18,300
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	10,000	6,500

Security Description	Principal Amount(12)	Market Value (Note 2)
Transport-Rail — 0.0%
Canadian National Railway Co Senior Notes 5.55% due 05/15/18	$15,000	$14,807
Norfolk Southern Corp. Notes 5.75% due 04/01/18	30,000	28,916
Union Pacific Corp. Senior Notes 5.70% due 08/15/18	10,000	9,313
Union Pacific Corp. Senior Notes 5.75% due 11/15/17	20,000	18,512
		71,548
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 9.88% due 09/01/14	50,000	40,000
Water — 0.0%
American Water Capital Corp Senior Notes 6.09% due 10/15/17	10,000	9,250
American Water Capital Corp Senior Notes 6.59% due 10/15/37	10,000	9,368
		18,618
Wire & Cable Products — 0.0%
General Cable Corp. Bonds 1.00% due 10/15/12	18,000	13,859
General Cable Corp. Company Guar. Notes 5.17% due 04/01/15(1)	45,000	37,800
		51,659
Wireless Equipment — 0.0%
American Tower Corp. Senior Notes 7.00% due 10/15/17*	50,000	47,750
Motorola, Inc. Senior Notes 6.00% due 11/15/17	15,000	12,673
		60,423
Total Corporate Bonds & Notes (cost $20,863,132)		18,612,513
FOREIGN CORPORATE BONDS & NOTES — 0.6%
Banks-Commercial — 0.1%
Barclays PLC Bonds 3.31% due 08/29/49(1)	50,000	31,500
HSBC Holdings PLC Sub. Notes 6.5% due 09/15/37	100,000	85,047
		116,547
Banks-Money Center — 0.0%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13	40,000	38,207

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)		Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Brewery — 0.0%
SABMiller PLC Notes 6.50% due 07/15/18*		$30,000	$28,419
Cellular Telecom — 0.0%
Rogers Wireless, Inc. Sec. Notes 6.38% due 03/01/14		30,000	28,691
Vodafone Group PLC Bonds 6.15% due 02/27/37		30,000	24,093
			81,203
Chemicals-Specialty — 0.0%
Rockwood Specialties Group, Inc. Company Guar. Bonds 7.63% due 11/15/14	EUR	50,000	63,351
Computers-Memory Devices — 0.0%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16		20,000	17,500
Containers-Paper/Plastic — 0.0%
Clondalkin Acquisition BV Notes 4.82% due 12/15/13*(1)(11)		75,000	60,938
Diversified Manufacturing Operations — 0.1%
Bombardier ,Inc. Senior Notes 8.09% due 11/15/13*(1)	EUR	50,000	66,519
Tyco Electronics Group SA Senior Notes 5.95% due 01/15/14		15,000	15,053
Tyco Electronics Group SA Notes 6.00% due 10/01/12		20,000	19,711
			101,283
Diversified Minerals — 0.0%
BHP Billiton Finance, Ltd. Senior Notes 5.13% due 03/29/12		10,000	9,862
BHP Billiton Finance, Ltd. Senior Notes 5.40% due 03/29/17		15,000	13,858
			23,720
Electric Products-Misc. — 0.0%
Legrand France SA Debentures 8.50% due 02/15/25		65,000	65,228
Electric-Integrated — 0.0%
E.ON International Finance BV Notes 5.80% due 04/30/18*		35,000	33,452
TransAlta Corp. Notes 5.75% due 12/15/13		10,000	9,577

Security Description	Principal Amount(12)	Market Value (Note 2)
Electric-Integrated (continued)
TransAlta Corp. Senior Notes 6.65% due 05/15/18	$30,000	$28,320
		71,349
Electronic Components-Misc. — 0.1%
Celestica, Inc. Senior Sub. Notes 7.63% due 07/01/13	40,000	36,400
NXP BV / NXP Funding LLC Sec. Notes 7.88% due 10/15/14	75,000	50,250
		86,650
Food-Retail — 0.0%
Delhaize Group SA Notes 6.50% due 06/15/17	10,000	9,472
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Company Guar. Bonds 5.80% due 11/15/16*	15,000	13,515
Investment Management/Advisor Services — 0.0%
Invesco PLC Company Guar. Notes 5.63% due 04/17/12	10,000	9,520
Medical Products — 0.0%
Covidien International Finance SA Company Guar. Notes 6.00% due 10/15/17	10,000	9,880
Covidien International Finance SA Company Guar. Notes 6.55% due 10/15/37	10,000	9,614
		19,494
Medical-Drugs — 0.0%
AstraZeneca PLC Senior Notes 5.90% due 09/15/17	35,000	34,462
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11	25,000	22,625
		57,087
Metal-Aluminum — 0.0%
Novelis, Inc. Company Guar. Notes 7.25% due 02/15/15	60,000	52,200
Multimedia — 0.0%
CanWest Media, Inc. Company Guar. Notes 8.00% due 09/15/12	55,000	45,925
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16	10,000	8,750
		54,675

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.1%
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13	$25,000	$21,938
Connacher Oil and Gas, Ltd. Senior Notes 10.25% due 12/15/15*	25,000	24,000
Nexen, Inc. Bonds 6.40% due 05/15/37	10,000	7,917
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	35,000	31,325
		85,180
Oil Companies-Integrated — 0.0%
Petro Canada Senior Notes 6.05% due 05/15/18	15,000	13,094
Paper & Related Products — 0.0%
Catalyst Paper Corp. Company Guar. Notes 8.63% due 06/15/11	45,000	35,550
Pipelines — 0.0%
TransCanada Pipelines, Ltd. Jr. Sub. Notes 6.35% due 05/15/67(1)	10,000	7,911
TransCanada Pipelines, Ltd. Notes 6.50% due 08/15/18	20,000	19,397
		27,308
Property Trust — 0.0%
WEA Finance/WCI Finance LLC Senior Notes 5.70% due 10/01/16*(11)	15,000	12,923
Satellite Telecom — 0.1%
Inmarsat Finance PLC Guar. Senior Notes 10.38% due 11/15/12(5)	75,000	73,875
Intelsat Bermuda, Ltd. Senior Notes 11.25% due 06/15/16	105,000	102,113
Intelsat Intermediate Holding Co., Ltd. Senior Notes 9.25% due 02/01/15(5)	10,000	8,000
		183,988
Special Purpose Entities — 0.0%
Bosphorus Financial Services, Ltd. Senior Sec. Notes 4.60% due 02/15/12*(1)(11)	87,500	84,465
Steel-Producers — 0.0%
ArcelorMittal Notes 6.13% due 06/01/18*	20,000	17,722

Security Description	Principal Amount(12)	Market Value (Note 2)
Steel-Specialty — 0.0%
Gerdau Ameristeel Corp./ Gusap Partners Company Guar. Notes 10.38% due 07/15/11	$50,000	$51,625
Telecom Services — 0.1%
Nordic Telephone Co. Holdings Sec. Notes 8.88% due 05/01/16*(11)	75,000	68,250
TELUS Corp. Notes 8.00% due 06/01/11	30,000	31,772
		100,022
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	10,000	6,125
Telephone-Integrated — 0.0%
France Telecom SA Notes 8.75% due 03/01/31	25,000	27,122
Telecom Italia Capital SA Company Guar. Notes 4.00% due 01/15/10	10,000	9,710
Telecom Italia Capital SA Company Guar. Bonds 7.20% due 07/18/36	5,000	3,941
Telefonica Emisiones SAU Company Guar. Notes 6.22% due 07/03/17	25,000	23,009
Telefonica Europe BV Company Guar. Bonds 8.25% due 09/15/30	15,000	15,078
		78,860
Wireless Equipment — 0.0%
Rogers Communications, Inc. Senior Notes 6.80% due 08/15/18	25,000	23,651
Total Foreign Corporate Bonds & Notes (cost $1,842,846)		1,662,452
MUNICIPAL BONDS & NOTES — 0.0%
U.S. Municipal Bonds & Notes — 0.0%
Chicago Transit Authority Revenue Bonds Series B 6.90% due 12/01/40	55,000	57,247
Michigan Tobacco Settlement Finance Authority Revenue Bonds Series A 7.31% due 06/01/34	20,000	17,224

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
MUNICIPAL BONDS & NOTES (continued)
U.S. Municipal Bonds & Notes (continued)
Tobacco Settlement Finance Authority of West Virginia Revenue Bonds Series A 7.47% due 06/01/47	$30,000	$25,719
Total Municipal Bonds & Notes (cost $104,999)		100,190
U.S. GOVERNMENT AGENCIES — 11.5%
Federal Home Loan Mtg. Corp. — 0.5%
5.50% due 06/01/35	63,949	63,740
5.50% due 04/01/20	296,739	299,477
7.50% due 10/01/29	27,436	29,826
Federal Home Loan Mtg. Corp. REMIC Series 3003, Class XF 0.00% due 07/15/35(1)(8)	62,860	54,685
Series 3016, Class SQ 3.62% due 08/15/35(1)(8)(9)	116,846	6,270
Series 3284, Class CI 3.63% due 03/15/37(1)(8)(9)	151,709	9,903
Series 3375, Class MS 3.91% due 10/15/37(1)(8)(9)	89,549	6,042
Series 3284, Class LI 3.95% due 03/15/37(1)(8)(9)	207,561	16,391
Series 3203, Class SE 4.01% due 08/15/36(1)(8)(9)	89,256	6,841
Series 3202, Class PI 4.05% due 08/15/36(1)(8)(9)	216,851	16,280
Series 2007-15, Class IM 4.08% due 05/15/36(1)(8)(9)	604,194	50,231
Series 3221, Class SI 4.09% due 09/15/36(1)(8)(9)	78,616	5,319
Series 3114, Class GI 4.11% due 02/15/36(1)(8)(9)	75,816	5,544
Series 2990, Class LI 4.14% due 10/15/34(1)(8)(9)	103,316	8,209
Series 2962, Class BS 4.16% due 03/15/35(1)(8)(9)	312,995	21,655
Series 3114, Class TS 4.16% due 09/15/30(1)(8)(9)(17)	273,376	21,557
Series 3236, Class IS 4.16% due 11/15/36(1)(8)(9)	96,927	6,446
Series 3244, Class SG 4.17% due 11/15/36(1)(8)(9)	76,948	5,532
Series 3031, Class BI 4.20% due 08/15/35(1)(8)(9)	71,805	5,725
Series 2927, Class ES 4.21% due 01/15/35(1)(8)(9)	74,616	4,631
Series 2950, Class SM 4.21% due 07/15/16(1)(8)(9)	109,596	9,166
Series 3107, Class DC 4.21% due 06/15/35(1)(8)(9)	96,975	9,298
Series 3118, Class SD 4.21% due 05/15/36(1)(8)(9)	211,799	17,588
Series 2922, Class SE 4.26% due 02/15/35(1)(8)(9)	131,558	11,718
Series 3028, Class ES 4.26% due 09/15/35(1)(8)(9)	281,794	23,522

Security Description	Principal Amount(12)	Market Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
Series 3281, Class CI 4.26% due 02/15/37(1)(8)(9)	$79,601	$7,331
Series 3287, Class SD 4.26% due 03/15/37(1)(8)(9)	81,189	7,599
Series 3297, Class BI 4.27% due 04/15/37(1)(8)(9)	194,230	15,143
Series 2594, Class SE 4.56% due 10/15/30(1)(8)(9)	94,972	7,263
Series 2815, Class PT 4.56% due 11/15/32(1)(8)(9)	112,560	10,059
Series 2828, Class TI 4.56% due 10/15/30(1)(8)(9)	58,064	4,370
Series 2869, Class JS 4.76% due 04/15/34(1)(8)(9)	240,892	17,663
Series 2869, Class SH 4.81% due 04/15/34(1)(8)(9)	51,141	3,811
Series 2828, Class GI 5.01% due 06/15/34(1)(8)(9)	112,179	12,530
Series 2927, Class SI 6.01% due 02/15/35(1)(8)(9)	95,886	10,615
Series 2990, Class WP 10.60% due 06/15/35(1)(8)	62,788	62,368
Series 2990, Class LB 10.63% due 06/15/34(1)(8)	75,600	71,615
Series 3065, Class DC 12.40% due 03/15/35(1)(8)	79,011	75,297
Series 2990, Class DP 15.21% due 08/15/34(1)(8)	72,811	77,470
Series 2976, Class KL 15.30% due 05/15/35(1)(8)	76,103	78,264
Federal Home Loan Mtg. Corp. STRIPS Series 248, Class IO 5.50% due 07/15/37(8)(9)	436,599	92,170
Federal Home Loan Mtg. Corp. Structured Pass Through Series T-56, Class 2IO 0.02% due 05/25/43(2)(8)(9)	203,028	352
Series T-56, Class 1IO 0.28% due 05/25/43(8)(9)	223,810	1,878
Series T-51, Class 1AIO 0.33% due 09/25/43(8)(9)	110,739	1,041
Series T-56, Class 3IO 0.37% due 05/25/43(8)(9)	172,605	1,532
Series T-56, Class AIO 0.52% due 05/25/43(8)(9)	353,905	5,110
Series 3397, Class SQ 3.48% due 12/15/37(1)(8)(9)	92,473	5,877
Series 3201, Class SG 4.01% due 08/15/36(8)(9)	99,501	7,526
Series T-56, Class 2ASI 4.89% due 05/25/43(1)(8)(9)	13,190	1,329
Series T-41, Class 2A 7.00% due 07/25/32(8)	9,102	9,362
Series T-60, Class 1A2 7.00% due 03/25/44(8)	71,247	75,618
Series T-42, Class A5 7.50% due 02/25/42(8)	36,098	37,335
Series T-51, Class 2A 7.50% due 08/25/42(8)	37,558	39,777

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal Home Loan Mtg. Corp. (continued)
Series T-58, Class 4A 7.50% due 09/25/43(8)	$24,316	$25,752
Series T-42, Class A6 9.50% due 02/25/42(8)	5,621	6,227
		1,487,880
Federal National Mtg. Assoc. — 10.6%
4.00% due 05/01/19	582,850	557,704
4.00% due 09/01/20	135,954	129,579
4.50% due 04/01/18	29,699	29,262
4.50% due 03/01/20	22,115	21,651
4.50% due 04/01/20	69,645	68,186
4.50% due 09/01/20	99,498	97,413
4.50% due 11/01/20	73,000	71,470
5.00% due 03/01/21	38,348	38,234
5.00% due 05/01/36	86,384	84,254
5.00% due 10/01/36	193,076	43,004
5.00% due 12/01/35	162,738	158,828
5.00% due October TBA	12,000,000	11,692,500
5.00% due November TBA	4,000,000	3,891,248
5.50% due 03/01/18	34,738	35,363
5.50% due 03/01/35	78,058	77,949
5.50% due 07/01/35	103,621	103,476
5.50% due 08/01/35	70,473	70,375
5.50% due 09/01/35	161,724	161,498
5.50% due 10/01/35	148,123	147,917
5.50% due 11/01/35	57,760	57,679
5.50% due 12/01/35	139,301	139,107
5.50% due 01/01/36	85,350	85,231
5.50% due 01/01/37	179,956	179,621
5.50% due 02/01/37	80,125	79,971
5.50% due 03/01/37	343,691	343,033
5.50% due 04/01/37	191,305	190,939
5.50% due 05/25/37	150,746	32,003
5.50% due 05/01/37	24,605	24,558
5.50% due 06/01/37	321,477	320,861
5.50% due 10/01/37	570,398	568,772
5.50% due October TBA	3,000,000	2,991,564
6.00% due 06/01/36	38,998	39,545
6.00% due 06/01/37	178,434	180,927
6.00% due 08/01/37	265,116	268,821
6.00% due 09/01/37	518,071	525,310
6.50% due 01/01/36	13,652	14,025
6.50% due 06/01/36	260,679	267,799
6.50% due 07/01/36	81,666	83,833
6.50% due 09/01/36	329,126	337,857
6.50% due 11/01/36	97,170	99,748
6.50% due 07/01/37	81,082	83,228
6.50% due 08/01/37	496,903	510,058
6.50% due 09/01/37	181,023	185,816
6.50% due 10/01/37	983,918	1,009,965
6.50% due 01/01/38	649,855	667,059
7.00% due 06/01/33	40,202	42,257
7.00% due 04/01/35	44,902	47,187
7.50% due 04/01/24	40,189	43,535
Federal National Mtg. Assoc. Pass Through Certs. Series 2003-W6, Class 3IO 0.37% due 09/25/42(9)	252,495	3,129

Security Description	Principal Amount(12)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
Federal National Mtg. Assoc. REMICS Series 2005-65, Class ER 0.00% due 08/25/35(1)(8)	$74,458	$69,331
Series 2007-15, Class BI 0.00% due 02/25/09(8)(9)	81,597	6
Series 2001-50, Class BI 0.45% due 10/25/41(8)(9)	441,037	5,105
Series 2005-58, Class IK 2.79% due 07/25/35(1)(8)(9)	124,697	9,672
Series 2008-1, Class HI 2.99% due 05/25/37(1)(8)(9)(17)	95,975	5,933
Series 2008-13, Class SA 3.01% due 03/25/38(1)(8)(9)(17)	148,691	10,105
Series 2007-116, Class BI 3.04% due 05/25/37(1)(8)(9)	124,044	9,205
Series 2007-30, Class LI 3.23% due 04/25/37(1)(8)(9)	165,892	13,639
Series 2003-124, Class ST 3.29% due 01/25/34(1)(8)(9)	52,287	3,705
Series 2007-103, Class AI 3.29% due 03/25/37(1)(8)(9)(17)	93,015	6,744
Series 2007-116, Class IA 3.29% due 05/25/37(1)(8)(9)	136,556	10,874
Series 2006-85, Class TS 3.35% due 09/25/36(1)(8)(9)	125,496	8,633
Series 2006-96, Class ES 3.37% due 10/25/36(1)(8)(9)	77,283	5,269
Series 2006-8, Class JH 3.39% due 03/25/36(1)(8)(9)	70,412	5,139
Series 2006-8, Class PS 3.39% due 03/25/36(1)(8)(9)(17)	187,004	16,236
Series 2006-128, Class SC 3.39% due 01/25/37(1)(8)(9)	115,519	7,954
Series 2006-111, Class SA 3.41% due 11/25/36(1)(8)(9)	83,351	6,165
Series 2006-109, Class SG 3.42% due 11/25/36(1)(8)(9)(17)	77,702	5,828
Series 2006-121, Class SD 3.43% due 12/25/36(1)(8)(9)	97,565	6,370
Series 2005-23, Class SG 3.49% due 04/25/35(1)(8)(9)	129,581	11,676
Series 3153, Class UI 3.49% due 03/25/37(1)(8)(9)	84,833	6,744
Series 2005-57, Class DI 3.49% due 03/25/35(1)(8)(9)	259,044	21,330
Series 2005-17, Class SA 3.49% due 03/25/35(1)(8)(9)	113,976	9,911
Series 2005-17, Class SE 3.49% due 03/25/35(1)(8)(9)	123,425	10,614
Series 2005-54, Class SA 3.49% due 06/25/35(1)(8)(9)	163,855	12,719
Series 2005-84, Class SG 3.49% due 10/25/35(1)(8)(9)	171,067	14,586
Series 2005-95, Class CI 3.49% due 11/25/35(1)(8)(9)	103,928	8,338
Series 2005-45, Class SR 3.51% due 06/25/35(1)(8)(9)	230,778	18,857
Series 2005-45, Class EW 3.51% due 06/25/35(1)(8)(9)	90,413	7,230
Series 2005-82, Class SY 3.51% due 09/25/35(1)(8)(9)	175,350	14,551

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2005-17, Class ES 3.54% due 03/25/35(1)(8)(9)	$86,718	$8,283
Series 2005-17, Class SY 3.54% due 03/25/35(1)(8)(9)	64,570	6,147
Series 2006-56, Class SM 3.54% due 07/25/36(1)(8)(9)	130,089	11,552
Series 2007-30, Class WI 3.55% due 04/25/37(1)(8)(9)	217,039	18,066
Series 2008-1, Class GI 3.75% due 05/25/37(1)(8)(9)(17)	145,881	12,856
Series 2005-65, Clas KI 3.79% due 08/25/35(1)(8)(9)	238,648	23,478
Series 2004-60, Class SW 3.84% due 04/25/34(1)(8)(9)	195,872	20,628
Series 2003-122, Class SA 3.89% due 02/25/28(1)(8)(9)	133,435	9,595
Series 2003-122, Class SJ 3.89% due 02/25/28(1)(8)(9)	138,480	10,002
Series 2004-24, Class CS 3.94% due 01/25/34(1)(8)(9)	106,930	9,511
Series 2004-89, Class EI 3.94% due 08/25/34(1)(8)(9)	276,393	28,198
Series 2005-52, Class DC 3.99% due 06/25/35(1)(8)(9)	59,102	6,093
Series 2006-115, Class BI 4.05% due 12/25/36(1)(8)(9)	44,105	2,297
Series 2008-7, Class SA 4.34% due 02/25/38(1)(8)(9)	94,241	10,518
Series 2003-66, Class SA 4.44% due 07/25/33(1)(8)(9)	78,635	8,630
Series 2004-51, Class XP 4.49% due 07/25/34(1)(8)(9)	48,659	4,885
Series 2002-14, Class A1 7.00% due 01/25/42(8)	36,719	38,827
Series 2002-26, Class A1 7.00% due 01/25/48(8)	32,013	33,864
Series 2002-33, Class A2 7.50% due 06/25/32(8)	34,989	36,727
Series 2002-14, Class A2 7.50% due 01/25/42(8)	38,789	40,989
Series 2005-74, Class CS 11.20% due 05/25/35(1)(8)	68,086	68,647
Series 2005-57, Class DC 11.40% due 12/25/34(1)(8)	59,459	61,774
Series 2005-45, Class DC 12.60% due 06/25/35(1)(8)	68,058	70,322
Series 2005-99, Class SA 12.80% due 11/25/35(1)(8)	70,459	72,911
Series 2006-8, Class HP 12.80% due 03/25/36(1)(8)	76,066	79,877
Series 2005-74, Class CP 13.00% due 05/25/35(1)(8)	68,086	71,878
Series 2005-57, Class CD 13.10% due 01/25/35(1)(8)	66,591	70,498
Series 2006-8, Class PK 13.60% due 03/25/36(1)(8)	82,708	85,082
Series 2005-37, Class SU 16.40% due 03/25/35(1)(8)	55,768	63,408

Security Description	Principal Amount(12)	Market Value (Note 2)
Federal National Mtg. Assoc. (continued)
Series 2006-63, Class SP 20.10% due 07/25/36(1)(8)	$77,971	$94,840
Series 2006-70, Class SJ 20.40% due 06/25/36(1)(8)	76,544	94,223
Federal National Mtg. Assoc. STRIPS Series 383, Class 29 6.00% due 01/25/38(8)(9)	262,219	55,720
Series 371, Class 2 6.50% due 07/01/36(8)(9)	1,014,697	214,283
Series 381, Class 14 6.50% due 04/25/37(8)(9)	83,514	18,671
Series 386, Class 14 6.50% due 04/25/38(8)(9)	247,603	52,702
Federal National Mtg. Assoc. Series 2003-W6, Class 2IO3 0.35% due 09/25/42(8)(9)	261,763	3,105
Series 2002-T1, Class IO 0.42% due 11/25/31(8)(9)	278,105	2,415
Series 2002-T4, Class IO 0.45% due 12/25/41(8)(9)	1,379,036	13,325
Series 2001-T12, Class IO 0.55% due 08/25/41(8)(9)	246,444	3,204
Series 2003-W6, Class 5IO1 0.67% due 09/25/42(8)(9)	178,751	2,836
Series 2003-W2, Class 2IO 0.81% due 07/25/42(8)(9)	288,433	8,435
Series 2003-W8, Class 1IO2 1.63% due 12/25/42(8)(9)	403,702	24,714
Series 2003-W10, Class 1IO 1.92% due 06/25/43(8)(9)	537,116	32,953
Series 2003-W10, Class 3IO 1.94% due 06/25/43(8)(9)	113,014	7,403
Series 2003-W12, Class 2IO 2.22% due 06/25/43(8)(9)	257,046	18,776
Series 2008-1, Class AI 3.04% due 05/25/37(1)(8)(9)(17)	177,232	11,677
Series 2007-30, Class JS 3.23% due 04/25/37(1)(8)(9)	187,455	13,279
Series 2006-117, Class SA 3.43% due 12/25/36(1)(8)(9)	78,075	5,121
Series 2007-W4, Class 4A2 4.07% due 05/25/37(1)(8)(9)(17)	128,564	9,482
Series 2976, Class KL 4.50% due 03/01/20	33,333	32,635
Series 2001-W3, Class A 7.00% due 09/25/41(8)	12,615	13,207
Series 2002-T4, Class A2 7.00% due 12/25/41(8)	11,548	12,184
Series 2002-T16 7.00% due 07/25/42(8)	30,218	32,008
Series 2003-W3 7.00% due 08/25/42(8)	28,753	30,214
Series 2004-W12, Class A2 7.00% due 12/25/33(8)	78,505	83,203
Series 2004-T3, Class 1A3 7.00% due 02/25/44(8)	14,667	15,615
Series 2004-W12, Class 1A3 7.00% due 07/25/44(8)	27,445	28,783
Series 2005-W4, Class 1A3 7.00% due 08/25/35(8)	31,141	33,621

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
Series 2001-T1, Class A1 7.50% due 10/25/40(8)	$11,589	$12,251
Series 2001-T3, Class A1 7.50% due 11/25/40(8)	4,325	4,551
Series 2001-T4, Class A1 7.50% due 07/25/41(8)	9,602	10,221
Series 2001-T5, Class A3 7.50% due 06/19/30(8)	2,351	2,459
Series 1999-T2, Class A1 7.50% due 01/19/39(8)	53,679	56,969
Series 2001-T12, Class A2 7.50% due 08/25/41(8)	16,574	17,520
Series 2002-T1, Class A3 7.50% due 11/25/31(8)	37,268	39,571
Series 2002-T4, Class A3 7.50% due 12/25/41(8)	50,920	54,249
Series 2002-T12, Class A3 7.50% due 05/25/42(8)	17,819	18,898
Series 2004-T2, Class 1A4 7.50% due 11/25/43(8)	21,683	22,761
Series 2004-T3, Class 1A4 7.50% due 02/25/44(8)	2,347	2,506
Series 2004-T3, Class PT1 9.02% due 01/25/44(2)(8)	39,873	43,296
Series 2002-T1, Class A4 9.50% due 11/25/31(8)	8,667	9,467
Series 2004-T4, Class A4 9.50% due 12/25/41(8)	6,462	7,031
Series 2002-T6, Class A3 9.50% due 10/25/41(8)	10,845	11,950
Series 2002-T12, Class A4 9.50% due 05/25/42(8)	5,523	6,018
Series 2003-W6, Class PT1 10.00% due 09/25/42(2)(8)	20,736	23,888
		29,543,601
Government National Mtg. Assoc. — 0.4%
6.50% due 07/20/37	1	1
6.50% due 08/20/37	304,826	312,369
6.50% due 09/20/37	77,787	79,712
Government National Mtg. Assoc. Series 2007-6, Class TD 0.00% due 02/20/37(1)(8)	71,616	64,403
Series 2007-33, Class TB 0.00% due 06/20/37(1)(8)	72,875	64,517
Series 2007-35, Class UF 0.00% due 06/16/37(1)(8)	9,239	9,301
Series 2007-49, Class UF 0.00% due 08/20/37(1)(8)	7,596	7,526
Series 2004-41, Class SG 2.81% due 03/20/34(1)(8)(9)	134,892	4,928
Series 2005-3, Class SN 2.91% due 01/20/35(1)(8)(9)	104,891	5,723
Series 2005-17, Class S 2.99% due 02/20/35(1)(8)(9)	83,672	5,103
Series 2007-3, Class SA 3.01% due 01/20/37(1)(8)(9)	109,823	6,370
Series 2007-1, Class S 3.01% due 01/20/37(1)(8)(9)	114,824	6,711

Security Description	Principal Amount(12)	Market Value (Note 2)
Government National Mtg. Assoc. (continued)
Series 2007-7, Class EI 3.01% due 02/20/37(1)(8)(9)	$70,166	$4,044
Series 2007-8, Class SA 3.01% due 03/20/37(1)(8)(9)	97,294	5,901
Series 2006-10, Class SM 3.06% due 03/20/36(1)(8)(9)	322,554	21,236
Series 2006-16, Class SX 3.10% due 03/20/36(1)(8)(9)	97,452	6,507
Series 2005-65, Class SI 3.16% due 08/20/35(1)(8)(9)	61,801	3,848
Series 2007-36, Class SG 3.28% due 06/20/37(1)(8)(9)	714,566	51,649
Series 2006-26, Class S 3.31% due 06/20/36(1)(8)(9)	278,045	24,062
Series 2007-58, Class SA 3.31% due 10/20/37(1)(8)(9)	896,988	57,802
Series 2008-4, Class SA 3.33% due 01/20/38(1)(8)(9)(17)	377,787	23,224
Series 2007-64, Class AI 3.36% due 10/20/37(1)(8)(9)	777,551	48,508
Series 2008-3, Class SA 3.36% due 01/20/38(1)(8)(9)	124,239	7,602
Series 2006-38, Class SG 3.46% due 09/20/33(1)(8)(9)	74,238	4,579
Series 2007-68, Class PI 3.46% due 11/20/37(1)(8)(9)	96,523	6,970
Series 2004-88, Class S 3.51% due 04/20/32(1)(8)(9)	59,990	3,730
Series 2007-58, Class PS 3.51% due 10/20/37(1)(8)(9)	567,924	42,435
Series 2007-53, Class SY 3.55% due 09/20/37(1)(8)(9)	95,306	7,901
Series 2005-84, Class AS 3.61% due 11/20/35(1)(8)(9)	71,233	5,256
Series 2007-9, Class BI 3.63% due 03/20/37(1)(8)(9)	89,482	6,075
Series 2007-26, Class SG 3.66% due 04/20/37(1)(8)(9)	103,504	8,184
Series 2007-17, Class IC 3.76% due 04/16/37(1)(8)(9)	75,433	4,223
Series 2005-71, Class SA 3.87% due 09/16/35(1)(8)(9)	85,613	6,605
Series 2007-49, Class NY 3.91% due 12/20/35(1)(8)(9)	467,062	41,192
Series 2008-40, Class SA 3.91% due 05/16/38(1)(8)(9)(17)	417,203	29,333
Series 2008-2, Class SM 4.01% due 01/16/38(1)(8)(9)	129,144	9,497
Series 2006-62, Class SA 4.15% due 11/20/36(1)(8)(9)	67,343	5,308
Series 2006-62, Class SI 4.19% due 10/20/36(1)(8)(9)	69,399	5,554
Series 2008-29, Class SA 4.59% due 03/20/38(1)(8)(9)	206,343	20,064
Series 2007-47, Class SA 4.61% due 08/16/36(1)(8)(9)	126,779	12,917
Series 2004-26, Class IS 4.71% due 04/16/34(1)(8)(9)	68,133	4,304
Series 2005-7, Class JM 11.20% due 05/18/34(1)(8)	66,969	69,088

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(12)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
Series 2005-84, Class SL 12.50% due 11/16/35(1)(8)	$80,667	$76,593
		1,190,855
Total U.S. Government Agencies (cost $31,722,858)		32,222,336
EXCHANGE TRADED FUNDS — 5.1%
Index Fund-Large Cap — 4.2%
SPDR Trust, Series 1	102,367	11,873,548
Index Fund-Mid Cap — 0.9%
Midcap SPDR Trust Series 1	18,216	2,400,869
Total Exchange Traded Funds (cost $15,262,529)		14,274,417
EQUITY CERTIFICATES — 0.1%
Computer Services — 0.0%
UBS AB-Satyam Computer Services, Ltd.(11)(17)	22,211	140,875
Diversified Minerals — 0.0%
UBS AB-Sesa Goa, Ltd.(11)(17)	53,836	137,400
Finance-Investment Banker/Broker — 0.1%
Merrill Lynch International, Inc.-Aldar Properties(11)	99,502	215,907
Total Equity Certificates (cost $666,823)		494,182
Total Long-Term Investment Securities (cost $307,661,477)		272,738,885
SHORT-TERM INVESTMENT SECURITIES — 5.9%
Asset-Backed Commercial Paper — 3.7%
Gemini Securitization Corp. 0.23% due 10/09/08	5,250,000	5,247,066
Victory Receivables 0.17% due 10/03/08	5,000,000	4,999,292
		10,246,358
U.S. Government Agencies — 1.8%
Federal Home Loan Bank Disc. Notes 0.34% due 10/21/08	5,000,000	4,993,889
U.S. Government Treasuries — 0.4%
United States Treasury Bills 0.05% due 10/30/08(15)	1,200,000	1,199,710
Total Short-Term Investment Securities (cost $16,439,957)		16,439,957
REPURCHASE AGREEMENT — 2.8%
Agreement with Bank of America NA, bearing interest at 1.65%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $7,839,359 and collateralized by Federal Home Loan Bank Bonds, bearing interest at 2.37% due 02/02/09 and having an approximate value of $7,995,780 (cost $7,839,000)	7,839,000	7,839,000
TOTAL INVESTMENTS (cost $331,940,434)(10)	106.2%	297,017,842
Liabilities in excess of other assets	(6.2)	(17,598,266)
NET ASSETS	100.0%	$279,419,576

Security Description	Principal Amount(12)	Market Value (Note 2)
BONDS & NOTES SOLD SHORT — (2.1%)
Federal National Mtg. Assoc. — (2.1%)
5.00% due October TBA (proceeds $(5,898,750))	$(6,000,000)	$(5,846,250)

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $11,295,447 representing 4.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(2)  Variable Rate Security — the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.

(3)  Variable Rate Security — the rate reflected is as of September 30, 2008, maturity date reflects next reset date.

(4)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(5)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(6)  Perpetual maturity — maturity date reflects the next call date.

(7)  Commercial Mortgage Backed Security

(8)  Collateralized Mortgage Obligation

(9)  Interest Only

(10)  See Note 4 for cost of investments on a tax basis.

(11)  Illiquid security. At September 30, 2008, the aggregate value of these securities was $2,569,819 representing 0.9% of net assets.

(12)  Denominated in United States dollars unless otherwise indicated.

(13)  Company has filed Chapter 11 bankruptcy protection.

(14)  Bond in default

(15)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(16)  Security was valued using fair valued procedures at September 30, 2008. See Note 2 regarding fair value pricing procedures for foreign securities.

(17)  Fair valued security; see Note 2

ADR — American Depository Receipt

BTL — Bank Term Loan

CDO — Collateralized Debt Obligation

GDR — Global Depository Receipt

LIBOR — London Interbank Offered Rate

REMIC — Real Estate Mortgage Investment Conduit

STRIPS — Separate Trading of Registered Interest and Principal of Securites

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Open Call Option Contracts Written at September 30, 2008 were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at September 30, 2008	Unrealized Appreciation (Depreciation)
S&P 500 Index	October 2008	$12.65	51	$97,309	$89,250	$8,059

Open Put Option Contracts Written at September 30, 2008 were as follows:

Issue	Contract Month	Strike Price	Number of Contracts	Premiums Received	Market Value at September 30, 2008	Unrealized Appreciation (Depreciation)
Option on an interest rate swap with J.P. Morgan Chase Bank for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May-2012	$5.51	1,423,500	$56,442	$91,226	$(34,784)
Option on an interest rate swap with J.P. Morgan Chase Bank for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing on May 10, 2022	May-2012	5.51	1,423,500	56,442	171,276	(114,834)
			2,847,000	$112,884	$262,502	$(149,618)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
10	Long	90 Day Euro Dollar	December-08	$2,420,538	$2,413,625	$(6,913)
10	Long	90 Day Euro Dollar	March-09	2,426,037	2,425,875	(162)
8	Short	90 Day Euro Dollar	June-09	1,945,126	1,939,200	5,926
4	Long	90 Day Euro Dollar	September-09	969,287	968,750	(537)
3	Short	90 Day Euro Dollar	December-09	726,264	724,200	2,064
8	Long	90 Day Euro Dollar	March-10	1,929,037	1,928,000	(1,037)
10	Long	90 Day Euro Dollar	June-10	2,404,787	2,403,875	(912)
10	Long	90 Day Euro Dollar	September-10	2,398,037	2,397,625	(412)
74	Long	Australia 3YR Bond	December-08	15,120,608	15,187,536	66,928
34	Short	CAC 40 10 Euro	October-08	1,947,355	1,932,191	15,164
2	Long	Canada 10YR Bond	December-08	225,332	220,680	(4,652)
5	Short	Canada 10YR Bond	December-08	563,330	551,700	11,630
524	Short	Dow Jones Euro STOXX 50	December-08	23,316,027	22,539,046	776,981
5	Long	Euro-BOBL	December-08	770,383	770,611	228
17	Long	Euro-Bund	December-08	2,753,033	2,747,958	(5,075)
19	Short	Euro-Bund	December-08	3,076,785	3,071,247	5,538
12	Long	Euronext Amsterdam Index	October-08	1,305,254	1,117,113	(188,141)
62	Long	Euro-Schatz	December-08	9,069,803	9,090,924	21,121
283	Long	FTSE 100 Index	December-08	25,557,869	25,091,100	(466,769)
63	Short	FTSE 100 Index	December-08	5,689,110	5,585,651	103,459
43	Long	Hang Seng Index	October-08	5,309,391	5,005,285	(304,106)
1	Short	IBEX 35 Index	October-08	153,623	153,855	(232)
2	Long	Japan 10YR Bond	December-08	2,582,251	2,592,051	9,800
1	Short	Japan 10YR Bond	December-08	1,291,122	1,296,026	(4,904)
7	Short	Japan 10YR Mini	December-08	919,592	905,767	13,825
3	Long	LIFFE Long Gilt	December-08	598,984	599,840	856
5	Short	LIFFE Long Gilt	December-08	998,307	999,733	(1,426)

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
16	Short	MSCI Singapore Index	October-08	$676,383	$656,771	$19,612
213	Short	OMXS 30 Index	October-08	2,500,124	2,370,626	129,498
313	Long	Russell 2000 Mini	December-08	22,711,779	21,233,920	(1,477,859)
186	Short	Russell 2000 Mini	December-08	13,368,606	12,618,240	750,366
689	Long	S&P 500 E-mini	December-08	42,539,577	40,216,930	(2,322,647)
182	Short	S&P 500 E-mini	December-08	11,542,285	10,623,340	918,945
146	Long	S&P Mid 400 E-mini	December-08	11,357,036	10,662,380	(694,656)
17	Short	S&P/MIB Index	December-08	3,170,470	3,067,005	103,465
49	Short	SPI 200	December-08	4,590,609	4,524,152	66,457
109	Short	Topix Index	December-08	12,318,528	11,154,263	1,164,265
207	Long	US Treasury 10YR Notes	December-08	23,742,104	23,727,375	(14,729)
99	Short	US Treasury 2YR Notes	December-08	20,994,909	21,130,313	(135,404)
34	Short	US Treasury 5YR Notes	December-08	3,795,920	3,815,969	(20,049)
11	Long	US Treasury 5YR Notes	December-08	1,218,755	1,234,578	15,823
48	Short	US Treasury Long Bonds	December-08	5,500,785	5,624,251	(123,466)
						$(1,572,137)

TOTAL RETURN SWAP CONTRACTS(11)(17)

Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received (Paid) by Portfolio	Gross Unrealized Appreciation
JP Morgan	$38,518	10/28/08	3 month USD-LIBOR-BBA minus 105 Bps	(Russell 2000 Total Return Equity Index)	$2,011,976
Swap Counterparty	Notional Amount (000's)	Termination Date	Fixed Payments Received (Paid) by Portfolio	Total Return Received (Paid) by Portfolio	Gross Unrealized Depreciation
JP Morgan	$6,489	08/19/09	(3 month USD-LIBOR-BBA minus 125 Bps)	iShares MSCI Emerging Market Index	$(948,457)
Goldman Sachs	6,464	08/28/09	(3 month USD-LIBOR-BBA minus 85 Bps)	iShares MSCI Emerging Market Index	(908,800)
Morgan Stanley	400	02/03/09	(3 month USD-LIBOR-BBA minus 440 Bps)	MSCI Equity Index	(94,237)
					$(1,951,494)
Net Unrealized Appreciation (Depreciation)					$60,482

LIBOR — London Interbank Offered Rate

BBA — British Banker's Association

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Interest Rate Swap Contracts

			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received by the Fund	Payments Made by the Fund	Upfront Payments Made (Received) by the Fund	Gross Unrealized Appreciation
Bank of America NA	$171	10/01/18	3 month LIBOR	4.300%	$—	$0
Bank of America NA	304	09/18/38	3 month LIBOR	4.361%	—	15,907
Citibank NA	294	09/18/38	3 month LIBOR	4.451%	—	11,113
Credit Suisse	10,000	12/15/10	3 month LIBOR	3.411%	—	0
Credit Suisse	172	09/18/38	3 month LIBOR	4.413%	—	7,555
Goldman Sachs	1,410	09/21/09	4.763%	3 month LIBOR	—	21,025
Goldman Sachs	624	12/20/16	5.074%	3 month LIBOR	—	30,014
Goldman Sachs	736	11/20/26	5.266%	3 month LIBOR	—	53,639
Goldman Sachs	735	11/21/26	5.207%	3 month LIBOR	—	48,763
JP Morgan	4,500	10/12/08	5.229%	3 month LIBOR	—	4,131
JP Morgan	4,500	11/22/08	5.093%	3 month LIBOR	—	14,554
JP Morgan	3,957	03/05/18	3 month LIBOR	4.325%	—	36,116
JP Morgan	734	11/20/26	5.270%	3 month LIBOR	—	53,942
					—	$296,759
			Rates Exchanged
Swap Counterparty	Notional Amount (000's)	Termination Date	Payments Received by the Fund	Payments Made by the Fund	Upfront Payments Made (Received) by the Fund	Gross Unrealized (Depreciation)
Goldman Sachs	$3,267	11/20/08	3 month LIBOR	5.160%	$—	$(10,078)
Goldman Sachs	3,311	11/21/08	3 month LIBOR	5.092%	—	(10,101)
Goldman Sachs	174	10/19/16	3 month LIBOR	5.324%	—	(11,149)
JP Morgan	3,258	11/20/08	3 month LIBOR	5.165%	—	(10,072)
JP Morgan	1,860	10/10/13	3 month LIBOR	5.054%	—	(79,659)
JP Morgan	2,393	01/31/18	4.250%	3 month LIBOR	—	(14,828)
JP Morgan	1,539	03/15/10	2.500%	3 month LIBOR	—	(7,474)
JP Morgan	2,590	10/10/13	3 month LIBOR	5.090%	—	(115,147)
JP Morgan	1,186	12/19/16	3 month LIBOR	5.059%	—	(56,213)
JP Morgan	20,363	03/26/10	2.325%	3 month LIBOR	—	(270,437)
JP Morgan	1,233	03/11/38	3 month LIBOR	5.030%	—	(67,499)
					—	$(652,657)
Net Unrealized Appreciation (Depreciation)					$—	$(355,898)

LIBOR — London Interbank Offered Rate

Seasons Series Trust Asset Allocation: Diversified Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Open Forward Foreign Currency Contracts

Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized Appreciation
*	AUD	24,327,000	USD	20,539,482	10/15/08	$1,321,393
*	CAD	3,510,700	USD	3,457,747	10/15/08	156,400
*	CHF	2,660,000	USD	2,412,520	12/17/08	28,918
*	EUR	29,074,800	USD	41,808,275	12/17/08	744,500
*	GBP	1,184,600	USD	2,133,218	12/17/08	21,461
*	JPY	605,608,200	USD	5,788,167	11/19/08	53,734
*	NOK	44,735,400	USD	7,835,976	12/17/08	257,089
	NZD	315,600	USD	235,671	10/15/08	24,816
*	SEK	17,277,600	USD	2,588,180	12/17/08	90,667
	SGD	2,482,900	USD	1,805,286	11/19/08	73,932
*	USD	14,223,147	JPY	1,533,269,000	11/19/08	295,198
*	USD	781,928	HKD	6,069,600	11/19/08	372
*	USD	6,051,260	GBP	3,437,200	12/17/08	76,150
*	USD	8,377,202	EUR	5,976,700	12/17/08	63,986
*	USD	6,170,308	CHF	6,932,700	12/17/08	42,021
*	USD	275,620	CAD	294,500	10/15/08	1,318
*	ZAR	7,976,400	USD	985,106	10/15/08	25,015
						$3,276,970
Contract to Deliver			In Exchange For		Delivery Date	Gross Unrealized (Depreciation)
*	AUD	946,100	USD	744,250	10/15/08	$(3,160)
*	CAD	153,400	USD	143,486	10/15/08	(766)
*	CHF	4,031,800	USD	3,602,002	12/17/08	(10,857)
*	EUR	2,856,700	USD	4,021,196	12/17/08	(13,462)
*	GBP	11,650,300	USD	20,500,731	12/17/08	(267,967)
*	HKD	7,769,300	USD	996,946	11/19/08	(4,426)
*	JPY	1,518,784,200	USD	14,095,273	11/19/08	(285,916)
*	NOK	17,474,500	USD	2,950,152	12/17/08	(10,306)
*	USD	489,066	ZAR	3,906,700	10/15/08	(18,831)
*	USD	192,575	SEK	1,285,300	12/17/08	(6,782)
*	USD	9,849,106	NOK	55,194,000	12/17/08	(498,365)
*	USD	2,066,159	JPY	216,332,700	11/19/08	(17,730)
*	USD	3,495,258	GBP	1,887,200	12/17/08	(130,994)
*	USD	21,064,408	EUR	14,709,300	12/17/08	(289,737)
*	USD	4,990,804	CHF	5,511,200	12/17/08	(52,269)
*	USD	1,507,739	CAD	1,539,400	10/15/08	(60,137)
*	USD	25,414,732	AUD	28,683,100	10/15/08	(2,755,367)
						$(4,427,072)
Net Unrealized Appreciation/(Depreciation)						$(1,150,102)

*  Represents offsetting or partially offsetting forward currency contracts, that to the extent they are offset, do not have additional market risk, but have continued counterparty settlement risk.

AUD — Australian Dollar

CAD — Canadian Dollar

CHF — Swiss Franc

EUR — Euro Dollar

GBP — Pound Sterling

HKD — Hong Kong Dollar

JPY — Japanese Yen

NOK — Norwegian Krone

NZD — New Zealand Dollar

SEK — Swedish Krona

SGD — Singapore Dollar

USD — United States Dollar

ZAR — South African Rand

See Notes to Financial Statements

Seasons Series Trust Stock Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Oil-Field Services	5.0%
Wireless Equipment	4.9
Medical-Biomedical/Gene	4.4
Medical-HMO	4.2
Oil Companies-Integrated	4.0
Medical Products	3.7
Computers	3.4
Web Portals/ISP	3.4
Commercial Services-Finance	3.4
Diversified Manufacturing Operations	3.1
Pharmacy Services	2.8
Applications Software	2.8
Medical Instruments	2.7
Registered Investment Companies	2.6
Medical-Drugs	2.6
Beverages-Non-alcoholic	2.4
E-Commerce/Products	2.2
Cellular Telecom	2.2
Agricultural Chemicals	2.2
Multimedia	2.2
Networking Products	2.0
Internet Security	1.6
Consulting Services	1.5
Cosmetics & Toiletries	1.4
Retail-Restaurants	1.3
Food-Misc.	1.2
Retail-Discount	1.2
Industrial Gases	1.1
Banks-Fiduciary	1.1
Investment Management/Advisor Services	1.1
Toys	1.0
Optical Supplies	0.9
Oil Companies-Exploration & Production	0.8
Semiconductor Components-Integrated Circuits	0.8
Computer Aided Design	0.8
Finance-Investment Banker/Broker	0.8
Diversified Minerals	0.8
Insurance-Multi-line	0.7
Athletic Footwear	0.7
Retail-Drug Store	0.7
Machinery-Farming	0.7
Cable TV	0.7
E-Commerce/Services	0.7
Internet Application Software	0.7
Transport-Rail	0.7
Food-Wholesale/Distribution	0.6
Health Care Cost Containment	0.6
Entertainment Software	0.6
Engineering/R&D Services	0.6
Casino Hotels	0.6
Industrial Audio & Video Products	0.5
Oil Field Machinery & Equipment	0.5
Telecom Services	0.5
Electric-Generation	0.5
Transport-Services	0.5
Mining	0.5
Finance-Other Services	0.5
Casino Services	0.5
Electronic Components-Semiconductors	0.5
Aerospace/Defense	0.5
Metal-Diversified	0.4
Data Processing/Management	0.4
Computers-Memory Devices	0.3
Finance-Credit Card	0.3
Dental Supplies & Equipment	0.3
Machinery-Construction & Mining	0.3
Retail-Apparel/Shoe	0.2
Electronic Components-Misc.	0.1
99.5%

*  Calculated as a percentage of net assets

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 95.8%
Aerospace/Defense — 0.5%
General Dynamics Corp.	13,700	$1,008,594
Agricultural Chemicals — 2.2%
Monsanto Co.	38,000	3,761,240
Potash Corp. of Saskatchewan, Inc.	7,900	1,042,879
		4,804,119
Applications Software — 2.8%
Microsoft Corp.	209,250	5,584,883
Salesforce.com, Inc.†	11,900	575,960
		6,160,843
Athletic Footwear — 0.7%
NIKE, Inc., Class B	23,900	1,598,910
Banks-Fiduciary — 1.1%
Northern Trust Corp.	13,000	938,600
State Street Corp.	25,500	1,450,440
		2,389,040
Beverages-Non-alcoholic — 2.4%
PepsiCo, Inc.	46,600	3,321,182
The Coca-Cola Co.	35,800	1,893,104
		5,214,286
Cable TV — 0.7%
Shaw Communications, Inc., Class B	73,900	1,502,387
Casino Hotels — 0.6%
Las Vegas Sands Corp.†	33,800	1,220,518
Casino Services — 0.5%
International Game Technology	64,100	1,101,238
Cellular Telecom — 2.2%
America Movil SAB de CV, Series L ADR	23,200	1,075,552
Leap Wireless International, Inc.†	30,800	1,173,480
MetroPCS Communications, Inc.†	56,700	793,233
Mobile Telesystems OJSC ADR	20,300	1,137,003
Vimpel-Communications ADR	33,500	680,050
		4,859,318
Commercial Services-Finance — 3.4%
Automatic Data Processing, Inc.	70,100	2,996,775
Mastercard, Inc., Class A	3,600	638,388
Moody's Corp.	40,100	1,363,400
The Western Union Co.	84,900	2,094,483
Visa, Inc., Class A	5,300	325,367
		7,418,413
Computer Aided Design — 0.8%
Autodesk, Inc.†	50,300	1,687,565
Computers — 3.4%
Apple, Inc.†	52,000	5,910,320
Dell, Inc.†	67,800	1,117,344
Research In Motion, Ltd.†	6,900	471,270
		7,498,934
Computers-Memory Devices — 0.3%
EMC Corp.†	61,500	735,540
Consulting Services — 1.5%
Accenture Ltd., Class A	85,500	3,249,000

Security Description	Shares	Market Value (Note 2)
Cosmetics & Toiletries — 1.4%
Procter & Gamble Co.	45,292	$3,156,399
Data Processing/Management — 0.4%
Fiserv, Inc.†	19,600	927,472
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	18,600	698,244
Diversified Manufacturing Operations — 3.1%
Danaher Corp.	98,000	6,801,200
Diversified Minerals — 0.7%
BHP Billiton, Ltd.(1)	64,400	1,654,694
E-Commerce/Products — 2.2%
Amazon.com, Inc.†	67,400	4,904,024
E-Commerce/Services — 0.7%
Expedia, Inc.†	66,859	1,010,240
Priceline.com, Inc.†	6,700	458,481
		1,468,721
Electric-Generation — 0.5%
The AES Corp.†	100,900	1,179,521
Electronic Components-Misc. — 0.1%
Hon Hai Precision Industry Co., Ltd. GDR(1)	41,514	290,926
Electronic Components-Semiconductors — 0.5%
Intel Corp.	56,400	1,056,372
Engineering/R&D Services — 0.6%
Foster Wheeler, Ltd.†	17,800	642,758
McDermott International, Inc.†	23,300	595,315
		1,238,073
Entertainment Software — 0.6%
Electronic Arts, Inc.†	36,500	1,350,135
Finance-Credit Card — 0.3%
Redecard SA	54,400	711,268
Finance-Investment Banker/Broker — 0.8%
The Goldman Sachs Group, Inc.	13,000	1,664,000
Finance-Other Services — 0.5%
BM&F BOVESPA SA	247,796	1,106,872
Food-Misc. — 1.2%
Groupe Danone(1)	21,121	1,496,627
Nestle SA(1)	27,820	1,203,272
		2,699,899
Food-Wholesale/Distribution — 0.6%
Sysco Corp.	46,300	1,427,429
Health Care Cost Containment — 0.6%
McKesson Corp.	25,600	1,377,536
Industrial Audio & Video Products — 0.5%
Dolby Laboratories, Inc., Class A†	34,400	1,210,536
Industrial Gases — 1.1%
Praxair, Inc.	34,500	2,475,030
Insurance-Multi-line — 0.7%
Assurant, Inc.	29,900	1,644,500
Internet Application Software — 0.7%
Tencent Holdings, Ltd.(1)	202,000	1,455,232

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Internet Security — 1.6%
McAfee, Inc.†	31,200	$1,059,552
VeriSign, Inc.†	98,700	2,574,096
		3,633,648
Investment Management/Advisor Services — 1.1%
BlackRock, Inc.	3,900	758,550
Franklin Resources, Inc.	17,800	1,568,714
		2,327,264
Machinery-Construction & Mining — 0.3%
Joy Global, Inc.	13,600	613,904
Machinery-Farming — 0.7%
Deere & Co.	31,800	1,574,100
Medical Instruments — 2.7%
Intuitive Surgical, Inc.†	2,700	650,646
Medtronic, Inc.	74,000	3,707,400
St. Jude Medical, Inc.†	36,700	1,596,083
		5,954,129
Medical Products — 3.7%
Baxter International, Inc.	23,200	1,522,616
Becton Dickinson & Co.	23,400	1,878,084
Covidien, Ltd.	46,525	2,501,184
Stryker Corp.	35,000	2,180,500
		8,082,384
Medical-Biomedical/Gene — 4.4%
Amgen, Inc.†	6,000	355,620
Celgene Corp.†	17,600	1,113,728
Genentech, Inc.†	42,800	3,795,504
Gilead Sciences, Inc.†	99,500	4,535,210
		9,800,062
Medical-Drugs — 2.6%
Allergan, Inc.	45,100	2,322,650
Elan Corp. PLC ADR†	85,800	915,486
Wyeth	66,700	2,463,898
		5,702,034
Medical-HMO — 4.2%
Aetna, Inc.	76,600	2,766,026
CIGNA Corp.	53,900	1,831,522
Humana, Inc.†	29,200	1,203,040
WellPoint, Inc.†	72,900	3,409,533
		9,210,121
Metal-Diversified — 0.4%
Freeport-McMoRan Copper & Gold, Inc.	16,600	943,710
Mining — 0.5%
Kinross Gold Corp.	68,800	1,109,056
Multimedia — 2.2%
Naspers, Ltd.(1).	21,300	421,238
The McGraw-Hill Cos., Inc.	137,800	4,355,858
		4,777,096
Networking Products — 2.0%
Cisco Systems, Inc.†	129,900	2,930,544
Juniper Networks, Inc.†	74,100	1,561,287
		4,491,831

Security Description	Shares	Market Value (Note 2)
Oil Companies-Exploration & Production — 0.8%
EOG Resources, Inc.	19,300	$1,726,578
Oil Companies-Integrated — 3.0%
Chevron Corp.	14,800	1,220,704
Exxon Mobil Corp.	45,834	3,559,468
Suncor Energy, Inc.	13,000	547,820
Total SA(1)	19,942	1,203,119
		6,531,111
Oil Field Machinery & Equipment — 0.5%
Cameron International Corp.†	30,800	1,187,032
Oil-Field Services — 5.0%
Baker Hughes, Inc.	31,700	1,919,118
Schlumberger, Ltd.	88,000	6,871,920
Smith International, Inc.	39,800	2,333,872
		11,124,910
Optical Supplies — 0.9%
Alcon, Inc.	12,900	2,083,479
Pharmacy Services — 2.8%
Express Scripts, Inc.†	31,600	2,332,712
Medco Health Solutions, Inc.†	87,800	3,951,000
		6,283,712
Real Estate Operations & Development — 0.0%
DLF, Ltd.(1)	7,351	56,283
Retail-Apparel/Shoe — 0.2%
Lojas Renner SA	40,600	501,393
Retail-Discount — 1.2%
Costco Wholesale Corp.	39,700	2,577,721
Retail-Drug Store — 0.7%
CVS Caremark Corp.	47,081	1,584,746
Retail-Restaurants — 1.3%
Yum! Brands, Inc.	89,500	2,918,595
Semiconductor Components-Integrated Circuits — 0.8%
Marvell Technology Group, Ltd.†	183,700	1,708,410
Telecom Services — 0.5%
Bharti Airtel, Ltd.†(1)	69,765	1,186,662
Toys — 1.0%
Nintendo Co., Ltd.(1).	5,500	2,289,567
Transport-Rail — 0.7%
Union Pacific Corp.	20,400	1,451,664
Transport-Services — 0.5%
Expeditors International of Washington, Inc.	32,100	1,118,364
Web Portals/ISP — 3.4%
Google, Inc., Class A†	18,600	7,449,672
Wireless Equipment — 4.9%
American Tower Corp., Class A†	204,000	7,337,880
QUALCOMM, Inc.	81,600	3,506,352
		10,844,232
Total Common Stock (cost $231,190,037)		211,790,258

Seasons Series Trust Stock Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
PREFERRED STOCK — 1.1%
Oil Companies-Integrated — 1.1%
Petroleo Brasileiro SA ADR (cost $2,823,437)	62,700	$2,346,234
Total Long-Term Investment Securities (cost $234,013,474)		214,136,492
SHORT-TERM INVESTMENT SECURITIES — 2.6%
Registered Investment Company — 2.6%
T. Rowe Price Reserve Investment Fund (cost $5,787,003)	5,787,003	5,787,003
TOTAL INVESTMENTS (cost $239,800,477)(2)	99.5%	219,923,495
Other assets less liabilities	0.5	1,028,972
NET ASSETS	100.0%	$220,952,467

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

GDR — Global Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Computers	8.6%
Oil Companies-Integrated	7.3
Medical-Biomedical/Gene	6.6
Repurchase Agreements	6.4
Agricultural Chemicals	4.3
Oil Companies-Exploration & Production	4.2
Networking Products	3.1
Medical Products	3.0
Applications Software	2.9
Web Portals/ISP	2.8
Oil-Field Services	2.5
Wireless Equipment	2.4
Medical-Drugs	2.2
Commercial Services-Finance	2.0
Beverages-Non-alcoholic	2.0
Enterprise Software/Service	1.9
Retail-Drug Store	1.6
Entertainment Software	1.6
Engineering/R&D Services	1.5
Finance-Other Services	1.5
Optical Supplies	1.3
Retail-Discount	1.3
Cosmetics & Toiletries	1.2
Finance-Investment Banker/Broker	1.1
Retail-Building Products	1.1
U.S. Government Agencies	1.1
Diversified Minerals	1.0
Metal Processors & Fabrication	1.0
Agricultural Operations	0.9
Index Fund	0.8
Medical Instruments	0.8
Instruments-Scientific	0.8
Multimedia	0.8
Diversified Manufacturing Operations	0.7
Medical-Generic Drugs	0.7
Consumer Products-Misc.	0.7
Real Estate Management/Services	0.7
Semiconductor Components-Integrated Circuits	0.7
Electronic Components-Semiconductors	0.6
Apparel Manufacturers	0.6
Hotels/Motels	0.6
Aerospace/Defense	0.6
Aerospace/Defense-Equipment	0.5
Home Decoration Products	0.5
Medical Labs & Testing Services	0.5
Audio/Video Products	0.4
Commercial Services	0.4
Distribution/Wholesale	0.4
Web Hosting/Design	0.4
Computer Services	0.4
Transport-Services	0.4
Medical-HMO	0.4
Retail-Restaurants	0.4
Industrial Gases	0.4
E-Commerce/Products	0.3
Electronic Connectors	0.3
Oil Field Machinery & Equipment	0.3
Oil & Gas Drilling	0.3
Tobacco	0.3
Cable TV	0.3
Electronic Components-Misc.	0.3
Brewery	0.3
Finance-Credit Card	0.3
Cellular Telecom	0.3
Telecom Services	0.3
Transport-Rail	0.3
Machinery-Construction & Mining	0.2
Advertising Sales	0.2
Insurance-Life/Health	0.2
Industrial Automated/Robotic	0.2
Food-Misc.	0.2
Investment Management/Advisor Services	0.2
Pharmacy Services	0.2
E-Commerce/Services	0.2
Athletic Footwear	0.2
Food-Confectionery	0.1
Steel-Producers	0.1
Computers-Memory Devices	0.1
Metal-Diversified	0.1
Oil Refining & Marketing	0.1
Electronic Forms	0.1
Chemicals-Specialty	0.1
Banks-Fiduciary	0.1
Internet Security	0.1
Retail-Major Department Stores	0.1
Electric Products-Misc.	0.1
Coal	0.1
Retail-Consumer Electronics	0.1
Retail-Regional Department Stores	0.1
Office Automation & Equipment	0.1
Machinery-Farming	0.1
Advertising Agencies	0.1
Electronics-Military	0.1
Insurance-Property/Casualty	0.1
Food-Wholesale/Distribution	0.1
Retail-Apparel/Shoe	0.1
Retail-Office Supplies	0.1
Semiconductor Equipment	0.1
Data Processing/Management	0.1
Disposable Medical Products	0.1
Gold Mining	0.1
Engines-Internal Combustion	0.1
Auto/Truck Parts & Equipment-Original	0.1
Motorcycle/Motor Scooter	0.1
Auto-Heavy Duty Trucks	0.1
Retail-Bedding	0.1
Diversified Operations	0.1
Electric-Generation	0.1
101.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 93.0%
Advertising Agencies — 0.1%
Omnicom Group, Inc.	4,078	$157,248
Advertising Sales — 0.2%
Lamar Advertising Co., Class A†	16,170	499,491
Aerospace/Defense — 0.6%
Boeing Co.	4,455	255,494
General Dynamics Corp.	5,086	374,431
Lockheed Martin Corp.	4,266	467,852
Rockwell Collins, Inc.	2,039	98,056
		1,195,833
Aerospace/Defense-Equipment — 0.5%
Goodrich Corp.	609	25,334
United Technologies Corp.	17,183	1,032,011
		1,057,345
Agricultural Chemicals — 4.3%
CF Industries Holdings, Inc.	721	65,943
Monsanto Co.	31,122	3,080,456
Potash Corp. of Saskatchewan, Inc.	42,585	5,621,646
Syngenta AG(3)	3,133	665,233
		9,433,278
Agricultural Operations — 0.9%
Archer-Daniels-Midland Co.	3,566	78,131
Bunge, Ltd.	30,580	1,932,044
		2,010,175
Apparel Manufacturers — 0.6%
Coach, Inc.†	50,101	1,254,529
Polo Ralph Lauren Corp.	721	48,047
		1,302,576
Applications Software — 2.9%
Citrix Systems, Inc.†	21,798	550,618
Compuware Corp.†	1,613	15,630
Intuit, Inc.†	4,111	129,949
Microsoft Corp.	210,089	5,607,275
Salesforce.com, Inc.†	1,330	64,372
		6,367,844
Athletic Footwear — 0.2%
NIKE, Inc., Class B	5,020	335,838
Audio/Video Products — 0.4%
Harman International Industries, Inc.	743	25,314
Sony Corp. ADR	30,440	939,683
		964,997
Auto-Heavy Duty Trucks — 0.1%
PACCAR, Inc.	2,926	111,744
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	3,733	113,222
Banks-Fiduciary — 0.1%
Northern Trust Corp.	1,274	91,983
State Street Corp.	2,815	160,117
		252,100
Beverages-Non-alcoholic — 2.0%
Pepsi Bottling Group, Inc.	1,761	51,368
PepsiCo, Inc.	41,076	2,927,486
The Coca-Cola Co.	26,820	1,418,242
		4,397,096

Security Description	Shares	Market Value (Note 2)
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	631	$45,312
Constellation Brands, Inc., Class A†	1,206	25,881
		71,193
Brewery — 0.3%
Anheuser-Busch Cos., Inc.	9,208	597,415
Building-Residential/Commercial — 0.0%
Pulte Homes, Inc.	1,461	20,410
Cable TV — 0.3%
Comcast Corp., Class A	27,520	540,218
Scripps Networks Interactive, Inc., Class A	320	11,619
The DIRECTV Group, Inc.†	2,968	77,672
		629,509
Casino Services — 0.0%
International Game Technology	3,977	68,325
Cellular Telecom — 0.3%
MetroPCS Communications, Inc.†	40,330	564,217
Chemicals-Specialty — 0.1%
Eastman Chemical Co.	575	31,660
Ecolab, Inc.	2,249	109,121
Hercules, Inc.	663	13,121
International Flavors & Fragrances, Inc.	631	24,899
Sigma-Aldrich Corp.	1,617	84,763
		263,564
Coal — 0.1%
CONSOL Energy, Inc.	2,339	107,337
Peabody Energy Corp.	1,773	79,785
		187,122
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	920	52,587
Commercial Services — 0.4%
Iron Mountain, Inc.†	37,730	920,989
Commercial Services-Finance — 2.0%
Automatic Data Processing, Inc.	3,467	148,214
Equifax, Inc.	1,640	56,498
Global Payments, Inc.	24,900	1,117,014
H&R Block, Inc.	4,220	96,005
Mastercard, Inc., Class A	920	163,144
Moody's Corp.	2,527	85,918
Paychex, Inc.	2,681	88,553
The Western Union Co.	70,791	1,746,414
Total Systems Services, Inc.	2,557	41,935
Visa, Inc., Class A	14,520	891,383
		4,435,078
Computer Aided Design — 0.0%
Autodesk, Inc.†	2,891	96,993
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	854	43,238
Cognizant Technology Solutions Corp., Class A†	36,064	823,341
		866,579
Computers — 8.6%
Apple, Inc.†	79,192	9,000,963
Dell, Inc.†	89,957	1,482,491

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computers (continued)
Hewlett-Packard Co.	14,738	$681,485
International Business Machines Corp.	12,322	1,441,181
Research In Motion, Ltd.†	88,915	6,072,895
		18,679,015
Computers-Integrated Systems — 0.0%
Teradata Corp.†	1,063	20,729
Computers-Memory Devices — 0.1%
EMC Corp.†	12,506	149,572
NetApp, Inc.†	4,209	76,730
SanDisk Corp.†	2,881	56,323
		282,625
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	1,120	36,478
Consumer Products-Misc. — 0.7%
Clorox Co.	1,763	110,522
Fortune Brands, Inc.	21,882	1,255,152
Kimberly-Clark Corp.	2,338	151,596
		1,517,270
Containers-Metal/Glass — 0.0%
Ball Corp.	1,231	48,612
Containers-Paper/Plastic — 0.0%
Pactiv Corp.†	1,694	42,062
Cosmetics & Toiletries — 1.2%
Avon Products, Inc.	5,452	226,640
Colgate-Palmolive Co.	6,472	487,665
Procter & Gamble Co.	26,428	1,841,767
The Estee Lauder Cos., Inc., Class A	1,463	73,018
		2,629,090
Data Processing/Management — 0.1%
Fidelity National Information Services, Inc.	1,340	24,736
Fiserv, Inc.†	2,095	99,136
		123,872
Dental Supplies & Equipment — 0.0%
Patterson Cos., Inc.†	1,174	35,701
Dialysis Centers — 0.0%
DaVita, Inc.†	1,330	75,823
Disposable Medical Products — 0.1%
C.R. Bard, Inc.	1,264	119,916
Distribution/Wholesale — 0.4%
Fastenal Co.	1,661	82,037
WW Grainger, Inc.	9,465	823,171
		905,208
Diversified Financial Services — 0.0%
IntercontinentalExchange, Inc.†	964	77,776
Diversified Manufacturing Operations — 0.7%
3M Co.	6,350	433,768
Cooper Industries, Ltd., Class A	843	33,678
Danaher Corp.	6,739	467,687
Eaton Corp.	931	52,304
Honeywell International, Inc.	3,445	143,140
Illinois Tool Works, Inc.	2,715	120,682

Security Description	Shares	Market Value (Note 2)
Diversified Manufacturing Operations (continued)
Ingersoll-Rand Co., Ltd., Class A	1,673	$52,147
ITT Corp.	2,327	129,404
Parker Hannifin Corp.	1,219	64,607
Textron, Inc.	1,241	36,336
		1,533,753
Diversified Minerals — 1.0%
Cia Vale do Rio Doce ADR	110,400	2,114,160
Diversified Operations — 0.1%
Leucadia National Corp.	2,261	102,740
E-Commerce/Products — 0.3%
Amazon.com, Inc.†	10,249	745,717
E-Commerce/Services — 0.2%
eBay, Inc.†	13,995	313,208
Expedia, Inc.†	2,691	40,661
		353,869
Electric Products-Misc. — 0.1%
Emerson Electric Co.	4,765	194,364
Electric-Generation — 0.1%
The AES Corp.†	8,680	101,469
Electric-Integrated — 0.0%
Allegheny Energy, Inc.	621	22,834
Constellation Energy Group, Inc.	2,293	55,720
		78,554
Electronic Components-Misc. — 0.3%
Gentex Corp.	42,850	612,755
Electronic Components-Semiconductors — 0.6%
Advanced Micro Devices, Inc.†	2,067	10,852
Altera Corp.	2,258	46,695
Broadcom Corp., Class A†	2,548	47,469
Intel Corp.	41,153	770,796
MEMC Electronic Materials, Inc.†	2,892	81,728
National Semiconductor Corp.	2,514	43,266
NVIDIA Corp.†	7,150	76,577
QLogic Corp.†	1,694	26,020
Texas Instruments, Inc.	9,760	209,840
Xilinx, Inc.	1,883	44,156
		1,357,399
Electronic Connectors — 0.3%
Amphenol Corp., Class A	17,786	713,930
Electronic Forms — 0.1%
Adobe Systems, Inc.†	6,793	268,120
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	1,285	38,113
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	1,552	152,593
Engineering/R&D Services — 1.5%
ABB, Ltd.†(3)	162,336	3,114,366
Fluor Corp.	1,186	66,060
Jacobs Engineering Group, Inc.†	1,563	84,886
		3,265,312
Engines-Internal Combustion — 0.1%
Cummins, Inc.	2,593	113,366

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service — 1.9%
BMC Software, Inc.†	2,437	$69,771
CA, Inc.	1,792	35,768
Novell, Inc.†	1,675	8,610
Oracle Corp.†	200,630	4,074,795
		4,188,944
Entertainment Software — 1.6%
Activision Blizzard, Inc.†	79,840	1,231,931
Electronic Arts, Inc.†	61,898	2,289,607
		3,521,538
Filtration/Separation Products — 0.0%
Pall Corp.	742	25,517
Finance-Consumer Loans — 0.0%
SLM Corp.†	6,014	74,213
Finance-Credit Card — 0.3%
American Express Co.	14,858	526,419
Discover Financial Services	3,389	46,836
		573,255
Finance-Investment Banker/Broker — 1.1%
JPMorgan Chase & Co.	8,850	413,295
The Charles Schwab Corp.	62,211	1,617,486
The Goldman Sachs Group, Inc.	3,623	463,744
		2,494,525
Finance-Other Services — 1.5%
CME Group, Inc.	8,149	3,027,435
NYSE Euronext	3,402	133,290
		3,160,725
Financial Guarantee Insurance — 0.0%
MGIC Investment Corp.	763	5,364
Food-Confectionery — 0.1%
The Hershey Co.	2,117	83,706
WM Wrigley Jr. Co.	2,759	219,065
		302,771
Food-Misc. — 0.2%
Campbell Soup Co.	2,725	105,185
General Mills, Inc.	1,973	135,585
Kellogg Co.	3,203	179,688
McCormick & Co., Inc.	952	36,604
		457,062
Food-Retail — 0.0%
Whole Foods Market, Inc.	1,097	21,973
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	4,631	142,774
Forestry — 0.0%
Plum Creek Timber Co., Inc.	952	47,467
Gold Mining — 0.1%
Newmont Mining Corp.	2,981	115,544
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	58,810	1,015,061
Hotels/Motels — 0.6%
Marriott International, Inc., Class A	25,389	662,399

Security Description	Shares	Market Value (Note 2)
Hotels/Motels (continued)
Starwood Hotels & Resorts Worldwide, Inc.	19,367	$544,987
		1,207,386
Human Resources — 0.0%
Monster Worldwide, Inc.†	543	8,096
Robert Half International, Inc.	942	23,315
		31,411
Industrial Automated/Robotic — 0.2%
Rockwell Automation, Inc.	12,932	482,881
Industrial Gases — 0.4%
Air Products & Chemicals, Inc.	1,096	75,065
Praxair, Inc.	9,898	710,083
		785,148
Instruments-Scientific — 0.8%
Applied Biosystems, Inc.	1,285	44,011
PerkinElmer, Inc.	476	11,886
Thermo Fisher Scientific, Inc.†	29,746	1,636,030
Waters Corp.†	1,264	73,539
		1,765,466
Insurance Brokers — 0.0%
AON Corp.	1,452	65,282
Insurance-Life/Health — 0.2%
AFLAC, Inc.	4,099	240,816
Principal Financial Group, Inc.	1,253	54,493
Prudential Financial, Inc.	2,294	165,168
Torchmark Corp.	542	32,412
		492,889
Insurance-Multi-line — 0.0%
American International Group, Inc.(1)	16,782	55,884
Insurance-Property/Casualty — 0.1%
The Progressive Corp.	8,684	151,102
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	2,171	37,862
Internet Security — 0.1%
Symantec Corp.†	10,778	211,033
VeriSign, Inc.†	1,141	29,758
		240,791
Investment Management/Advisor Services — 0.2%
Federated Investors, Inc., Class B	1,140	32,889
Franklin Resources, Inc.	1,960	172,735
Invesco, Ltd.	1,296	27,190
Janus Capital Group, Inc.	830	20,152
Legg Mason, Inc.	853	32,465
T. Rowe Price Group, Inc.	1,894	101,727
		387,158
Linen Supply & Related Items — 0.0%
Cintas Corp.	919	26,384
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	7,790	464,284
Terex Corp.†	1,241	37,875
		502,159

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Machinery-Farming — 0.1%
Deere & Co.	3,501	$173,300
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	1,074	16,701
Medical Information Systems — 0.0%
IMS Health, Inc.	2,347	44,382
Medical Instruments — 0.8%
Boston Scientific Corp.†	11,386	139,706
Intuitive Surgical, Inc.†	499	120,249
Medtronic, Inc.	14,449	723,895
St. Jude Medical, Inc.†	19,427	844,880
		1,828,730
Medical Labs & Testing Services — 0.5%
Laboratory Corp. of America Holdings†	13,039	906,211
Quest Diagnostics, Inc.	2,017	104,218
		1,010,429
Medical Products — 3.0%
Baxter International, Inc.	24,220	1,589,558
Becton Dickinson & Co.	3,114	249,930
Hospira, Inc.†	2,039	77,890
Johnson & Johnson	48,211	3,340,058
Stryker Corp.	3,169	197,429
Varian Medical Systems, Inc.†	1,606	91,751
Zimmer Holdings, Inc.†	14,401	929,728
		6,476,344
Medical-Biomedical/Gene — 6.6%
Amgen, Inc.†	13,552	803,227
Amylin Pharmaceuticals, Inc.†	39,620	801,116
Biogen Idec, Inc.†	3,713	186,727
Celgene Corp.†	53,178	3,365,104
Charles River Laboratories International, Inc.†	15,130	840,169
Genentech, Inc.†	8,510	754,667
Genzyme Corp.†	3,436	277,938
Gilead Sciences, Inc.†	161,024	7,339,474
Millipore Corp.†	433	29,790
		14,398,212
Medical-Drugs — 2.2%
Abbott Laboratories	9,873	568,487
Allergan, Inc.	2,516	129,574
Eli Lilly & Co.	4,620	203,419
Forest Laboratories, Inc.†	3,911	110,603
Merck & Co., Inc.	43,910	1,385,800
Roche Holding AG(3)	6,644	1,035,713
Schering-Plough Corp.	46,720	862,918
Wyeth	11,779	435,116
		4,731,630
Medical-Generic Drugs — 0.7%
Barr Pharmaceuticals, Inc.†	1,386	90,506
Mylan, Inc.†	2,689	30,708
Teva Pharmaceutical Industries, Ltd. ADR	30,360	1,390,185
Watson Pharmaceuticals, Inc.†	498	14,193
		1,525,592

Security Description	Shares	Market Value (Note 2)
Medical-HMO — 0.4%
Aetna, Inc.	3,436	$124,074
CIGNA Corp.	2,083	70,780
Coventry Health Care, Inc.†	1,895	61,682
Humana, Inc.†	1,341	55,249
UnitedHealth Group, Inc.	15,591	395,856
WellPoint, Inc.†	3,137	146,718
		854,359
Metal Processors & Fabrication — 1.0%
Precision Castparts Corp.	26,288	2,070,969
Metal-Diversified — 0.1%
Freeport-McMoRan Copper & Gold, Inc.	4,920	279,702
Motorcycle/Motor Scooter — 0.1%
Harley-Davidson, Inc.	3,014	112,422
Multimedia — 0.8%
Meredith Corp.	310	8,692
News Corp., Class A	14,177	169,982
The McGraw-Hill Cos., Inc.	16,337	516,413
The Walt Disney Co.	10,338	317,273
Viacom, Inc., Class B†	25,606	636,053
		1,648,413
Networking Products — 3.1%
Cisco Systems, Inc.†	300,469	6,778,581
Juniper Networks, Inc.†	3,690	77,748
		6,856,329
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	1,106	12,542
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	2,670	88,804
Xerox Corp.	7,671	88,447
		177,251
Oil & Gas Drilling — 0.3%
ENSCO International, Inc.	910	52,443
Nabors Industries, Ltd.†	2,592	64,593
Noble Corp.	1,995	87,581
Transocean, Inc.†	4,079	448,037
		652,654
Oil Companies-Exploration & Production — 4.2%
Anadarko Petroleum Corp.	2,881	139,757
Apache Corp.	15,243	1,589,540
Cabot Oil & Gas Corp.	1,329	48,030
Chesapeake Energy Corp.	34,661	1,242,944
Devon Energy Corp.	5,652	515,462
EOG Resources, Inc.	17,616	1,575,927
Noble Energy, Inc.	943	52,421
Occidental Petroleum Corp.	28,052	1,976,264
PetroHawk Energy Corp.†	30,630	662,527
Pioneer Natural Resources Co.	1,529	79,936
Questar Corp.	2,227	91,129
Range Resources Corp.	1,286	55,131
Southwestern Energy Co.†	4,389	134,040
Whiting Petroleum Corp.†	10,140	722,576
XTO Energy, Inc.	7,036	327,315
		9,212,999

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Integrated — 7.3%
Chevron Corp.	15,003	$1,237,448
ConocoPhillips	19,469	1,426,104
Exxon Mobil Corp.	66,538	5,167,341
Hess Corp.	69,129	5,674,108
Marathon Oil Corp.	5,330	212,507
Murphy Oil Corp.	2,438	156,373
Suncor Energy, Inc.	48,220	2,031,991
		15,905,872
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	13,472	519,211
National-Oilwell Varco, Inc.†	3,469	174,248
		693,459
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	1,496	53,228
Tesoro Corp.	975	16,078
Valero Energy Corp.	6,694	202,828
		272,134
Oil-Field Services — 2.5%
Baker Hughes, Inc.	3,945	238,830
BJ Services Co.	3,797	72,637
Halliburton Co.	20,745	671,930
Schlumberger, Ltd.	39,799	3,107,904
Smith International, Inc.	2,760	161,846
Weatherford International, Ltd.†	49,797	1,251,897
		5,505,044
Optical Supplies — 1.3%
Alcon, Inc.	18,035	2,912,833
Pharmacy Services — 0.2%
Express Scripts, Inc.†	3,158	233,124
Medco Health Solutions, Inc.†	2,914	131,130
		364,254
Publishing-Newspapers — 0.0%
The Washington Post Co., Class B	43	23,941
Quarrying — 0.0%
Vulcan Materials Co.	488	36,356
Real Estate Investment Trusts — 0.0%
ProLogis	1,275	52,619
Real Estate Management/Services — 0.7%
CB Richard Ellis Group, Inc., Class A†	111,285	1,487,880
Retail-Apparel/Shoe — 0.1%
Abercrombie & Fitch Co., Class A	1,109	43,750
Nordstrom, Inc.	1,319	38,014
The Gap, Inc.	3,323	59,083
		140,847
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	532	65,617
Retail-Bedding — 0.1%
Bed Bath & Beyond, Inc.†	3,345	105,066
Retail-Building Products — 1.1%
Home Depot, Inc.	11,102	287,431
Lowe's Cos., Inc.	92,351	2,187,795
		2,475,226

Security Description	Shares	Market Value (Note 2)
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	2,084	$71,294
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	4,322	162,075
RadioShack Corp.	1,030	17,798
		179,873
Retail-Discount — 1.3%
Costco Wholesale Corp.	2,625	170,441
Family Dollar Stores, Inc.	854	20,240
Target Corp.	34,467	1,690,606
Wal-Mart Stores, Inc.	16,367	980,220
		2,861,507
Retail-Drug Store — 1.6%
CVS Caremark Corp.	97,834	3,293,093
Walgreen Co.	8,641	267,525
		3,560,618
Retail-Jewelry — 0.0%
Tiffany & Co.	964	34,241
Retail-Major Department Stores — 0.1%
Sears Holdings Corp.†	721	67,414
TJX Cos., Inc.	5,374	164,014
		231,428
Retail-Office Supplies — 0.1%
Staples, Inc.	6,115	137,588
Retail-Regional Department Stores — 0.1%
Kohl's Corp.†	3,900	179,712
Retail-Restaurants — 0.4%
Darden Restaurants, Inc.	1,805	51,677
McDonald's Corp.	7,058	435,479
Starbucks Corp.†	9,383	139,525
Yum! Brands, Inc.	6,016	196,182
		822,863
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	3,101	47,476
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	3,554	65,571
Schools — 0.0%
Apollo Group, Inc., Class A†	1,353	80,233
Semiconductor Components-Integrated Circuits — 0.7%
Analog Devices, Inc.	1,683	44,347
Linear Technology Corp.	44,931	1,377,585
		1,421,932
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	6,057	91,642
KLA-Tencor Corp.	909	28,770
Novellus Systems, Inc.†	453	8,897
		129,309
Steel-Producers — 0.1%
AK Steel Holding Corp.	476	12,338
Nucor Corp.	4,055	160,173
United States Steel Corp.	1,497	116,182
		288,693

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
COMMON STOCK (continued)
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	410	$12,116
Telecom Equipment-Fiber Optics — 0.0%
Corning, Inc.	5,272	82,454
JDS Uniphase Corp.†	682	5,770
		88,224
Telecom Services — 0.3%
TW Telecom, Inc.†	53,770	558,670
Telecommunication Equipment — 0.0%
Harris Corp.	1,728	79,834
Tobacco — 0.3%
Lorillard, Inc.	798	56,778
Philip Morris International, Inc.	9,507	457,286
UST, Inc.	1,894	126,027
		640,091
Tools-Hand Held — 0.0%
Black & Decker Corp.	765	46,474
Transport-Rail — 0.3%
Burlington Northern Santa Fe Corp.	5,996	554,210
Transport-Services — 0.4%
C.H. Robinson Worldwide, Inc.	2,172	110,685
Expeditors International of Washington, Inc.	2,726	94,974
FedEx Corp.	2,383	188,352
United Parcel Service, Inc., Class B	7,490	471,046
		865,057
Web Hosting/Design — 0.4%
Equinix, Inc.†	12,790	888,393
Web Portals/ISP — 2.8%
Google, Inc., Class A†	14,379	5,759,077
Yahoo!, Inc.†	17,761	307,265
		6,066,342
Wireless Equipment — 2.4%
American Tower Corp., Class A†	51,863	1,865,512
Crown Castle International Corp.†	17,920	519,143
Motorola, Inc.	29,110	207,845
QUALCOMM, Inc.	61,500	2,642,655
		5,235,155
Total Common Stock (cost $210,625,146)		202,962,707
EXCHANGE TRADED FUNDS — 0.8%
Index Fund — 0.8%
iShares S&P 500 Growth Index Fund (cost $2,006,910)	32,300	1,833,994
Total Long-Term Investment Securities (cost $212,632,056)		204,796,701
SHORT-TERM INVESTMENT SECURITIES — 1.1%
U.S. Government Agency — 1.1%
Federal Home Loan Bank Disc. Notes 0.10% due 10/01/08	$2,400,000	2,400,000

Security Description	Principal Amount	Market Value (Note 2)
U.S. Government Treasury — 0.0%
United States Treasury Bills 1.56% due 12/04/08(2)	$60,000	$59,919
Total Short-Term Investment Securities (cost $2,459,834)		2,459,919
REPURCHASE AGREEMENTS — 6.4%
Agreement with State Street Bank & Trust Co., bearing interest at 0.10%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $6,899,019 and collateralized by $7,050,000 of United States Treasury Bills, bearing interest at 0.52% due 12/26/08 and having an approximate value of $7,041,188	6,899,000	6,899,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.05%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $7,052,010 and collateralized by $7,200,000 of United States Treasury Bills, bearing interest at 0.23% due 12/18/08 and having an approximate value of $7,196,400	7,052,000	7,052,000
Total Repurchase Agreements (cost $13,951,000)		13,951,000
TOTAL INVESTMENTS (cost $229,042,890)(4)	101.3%	221,207,620
Liabilities in excess of other assets	(1.3)	(2,933,641)
NET ASSETS	100.0%	$218,273,979

†  Non-income producing security

(1)  Security represents an investment in an affiliated company; see Note 9

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value procedures for foreign equity securities.

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Seasons Series Trust Large Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
4	Long	S&P Barra Growth Index	December 2008	$591,320	$570,600	$(20,720)

See Notes to Financial Statements

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Oil Companies-Integrated	7.0%
Diversified Manufacturing Operations	4.3
Medical-Drugs	4.2
Finance-Investment Banker/Broker	3.0
Medical Products	2.9
Banks-Super Regional	2.9
Computers	2.8
Oil-Field Services	2.8
Wireless Equipment	2.5
Electric-Integrated	2.5
Applications Software	2.4
Medical-HMO	2.4
Multimedia	2.3
Telephone-Integrated	2.2
Beverages-Non-alcoholic	2.1
Medical-Biomedical/Gene	2.1
Cosmetics & Toiletries	1.9
Web Portals/ISP	1.8
Networking Products	1.7
Repurchase Agreements	1.6
Medical Instruments	1.5
Investment Management/Advisor Services	1.5
Tobacco	1.5
Retail-Discount	1.5
Commercial Services-Finance	1.4
Electronic Components-Semiconductors	1.4
Oil Companies-Exploration & Production	1.4
Food-Misc.	1.3
Pharmacy Services	1.1
Retail-Restaurants	1.1
Aerospace/Defense	1.1
Retail-Apparel/Shoe	1.1
Retail-Drug Store	1.0
Agricultural Chemicals	1.0
Registered Investment Companies	0.9
Index Fund-Large Cap	0.9
E-Commerce/Products	0.9
Cellular Telecom	0.8
Health Care Cost Containment	0.8
Chemicals-Diversified	0.7
Finance-Credit Card	0.7
Aerospace/Defense-Equipment	0.7
Enterprise Software/Service	0.7
Internet Security	0.7
Banks-Fiduciary	0.6
Insurance-Multi-line	0.6
Transport-Rail	0.6
Metal-Diversified	0.6
Non-Hazardous Waste Disposal	0.6
Paper & Related Products	0.5
Industrial Gases	0.5
Consulting Services	0.5
Telecommunication Equipment	0.5
Electronic Components-Misc.	0.5
Transport-Services	0.5
Vitamins & Nutrition Products	0.5
Cable TV	0.5
Toys	0.4
Real Estate Investment Trusts	0.4
Telecom Equipment-Fiber Optics	0.4
Computer Services	0.4
Athletic Footwear	0.3
Semiconductor Components-Integrated Circuits	0.3
Optical Supplies	0.3
E-Commerce/Services	0.3
Machinery-Farming	0.3
Computer Aided Design	0.3
Finance-Other Services	0.3
Insurance-Life/Health	0.3
Diversified Minerals	0.3
Food-Wholesale/Distribution	0.3
Oil Field Machinery & Equipment	0.3
Entertainment Software	0.3
Retail-Building Products	0.2
Engineering/R&D Services	0.2
Internet Application Software	0.2
Computers-Memory Devices	0.2
Electric-Generation	0.2
Machinery-Construction & Mining	0.2
Industrial Audio & Video Products	0.2
Telecom Services	0.2
Casino Services	0.2
Oil & Gas Drilling	0.2
Data Processing/Management	0.2
Mining	0.2
Casino Hotels	0.2
Insurance-Property/Casualty	0.2
Brewery	0.2
Banks-Commercial	0.1
Consumer Products-Misc.	0.1
Dental Supplies & Equipment	0.1
Instruments-Scientific	0.1
Pipelines	0.1
Food-Retail	0.1
Electric Products-Misc.	0.1
Semiconductor Equipment	0.1
U.S. Government Treasuries	0.1
Insurance Brokers	0.1
Chemicals-Specialty	0.1
Retail-Major Department Stores	0.1
Steel-Producers	0.1
Coal	0.1
Food-Confectionery	0.1
Medical-Wholesale Drug Distribution	0.1
Gas-Distribution	0.1
Oil Refining & Marketing	0.1
Retail-Regional Department Stores	0.1
Forestry	0.1
Electronic Forms	0.1
Apparel Manufacturers	0.1
Distribution/Wholesale	0.1
Metal-Aluminum	0.1
Auto/Truck Parts & Equipment-Original	0.1
Gold Mining	0.1
Retail-Office Supplies	0.1
Auto-Cars/Light Trucks	0.1
Office Automation & Equipment	0.1
Advertising Agencies	0.1
Medical Labs & Testing Services	0.1
Hotels/Motels	0.1
Cruise Lines	0.1
Retail-Consumer Electronics	0.1
Agricultural Operations	0.1
99.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 95.9%
Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc.†	494	$3,829
Omnicom Group, Inc.	331	12,763
		16,592
Aerospace/Defense — 1.1%
Boeing Co.	768	44,045
General Dynamics Corp.	3,112	229,106
Lockheed Martin Corp.	345	37,836
Northrop Grumman Corp.	350	21,189
Raytheon Co.	432	23,116
Rockwell Collins, Inc.	165	7,935
		363,227
Aerospace/Defense-Equipment — 0.7%
Goodrich Corp.	130	5,408
United Technologies Corp.	3,800	228,228
		233,636
Agricultural Chemicals — 1.0%
CF Industries Holdings, Inc.	59	5,396
Monsanto Co.	2,670	264,277
Potash Corp. of Saskatchewan, Inc.	450	59,404
		329,077
Agricultural Operations — 0.0%
Archer-Daniels-Midland Co.	668	14,636
Airlines — 0.0%
Southwest Airlines Co.	761	11,042
Apparel Manufacturers — 0.1%
Coach, Inc.†	349	8,739
Jones Apparel Group, Inc.	87	1,610
Polo Ralph Lauren Corp.	59	3,932
VF Corp.	90	6,958
		21,239
Appliances — 0.0%
Whirlpool Corp.	77	6,105
Applications Software — 2.4%
Citrix Systems, Inc.†	189	4,774
Compuware Corp.†	264	2,558
Intuit, Inc.†	333	10,526
Microsoft Corp.	28,568	762,480
Salesforce.com, Inc.†	708	34,268
		814,606
Athletic Footwear — 0.3%
NIKE, Inc., Class B	1,707	114,198
Audio/Video Products — 0.0%
Harman International Industries, Inc.	61	2,078
Auto-Cars/Light Trucks — 0.1%
Ford Motor Co.†	2,345	12,194
General Motors Corp.	587	5,547
		17,741
Auto-Heavy Duty Trucks — 0.0%
PACCAR, Inc.	377	14,398
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	616	18,683

Security Description	Shares	Market Value (Note 2)
Banks-Commercial — 0.1%
BB&T Corp.	570	$21,546
First Horizon National Corp.	209	1,956
M&T Bank Corp.	80	7,140
Marshall & Ilsley Corp.	269	5,420
Regions Financial Corp.	721	6,922
Zions Bancorp.	119	4,605
		47,589
Banks-Fiduciary — 0.6%
Northern Trust Corp.	929	67,074
State Street Corp.	1,848	105,114
The Bank of New York Mellon Corp.	1,189	38,738
		210,926
Banks-Super Regional — 2.9%
Bank of America Corp.	14,429	505,015
Capital One Financial Corp.	390	19,890
Comerica, Inc.	156	5,115
Fifth Third Bancorp	599	7,128
Huntington Bancshares, Inc.	380	3,036
KeyCorp	513	6,125
National City Corp.	789	1,381
PNC Financial Services Group, Inc.	359	26,817
SunTrust Banks, Inc.	367	16,512
US Bancorp	6,807	245,188
Wachovia Corp.	2,239	7,837
Wells Fargo & Co.	3,432	128,803
		972,847
Beverages-Non-alcoholic — 2.1%
Coca-Cola Enterprises, Inc.	329	5,517
Pepsi Bottling Group, Inc.	142	4,142
PepsiCo, Inc.	6,824	486,346
The Coca-Cola Co.	3,962	209,511
		705,516
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	81	5,817
Constellation Brands, Inc., Class A†	201	4,313
		10,130
Brewery — 0.2%
Anheuser-Busch Cos., Inc.	746	48,400
Molson Coors Brewing Co., Class B	156	7,293
		55,693
Building Products-Wood — 0.0%
Masco Corp.	373	6,692
Building-Residential/Commercial — 0.0%
Centex Corp.	128	2,074
D.R. Horton, Inc.	286	3,724
KB Home	78	1,535
Lennar Corp., Class A	147	2,233
Pulte Homes, Inc.	222	3,101
		12,667
Cable TV — 0.5%
Comcast Corp., Class A	3,026	59,400
Scripps Networks Interactive, Inc., Class A	93	3,377
Shaw Communications, Inc., Class B	4,100	83,353

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Cable TV (continued)
The DIRECTV Group, Inc.†	599	$15,676
		161,806
Casino Hotels — 0.2%
Las Vegas Sands Corp.†	1,700	61,387
Casino Services — 0.2%
International Game Technology	4,021	69,081
Cellular Telecom — 0.8%
America Movil SAB de CV, Series L ADR	1,300	60,268
Leap Wireless International, Inc.†	1,800	68,580
MetroPCS Communications, Inc.†	3,200	44,768
Mobile Telesystems OJSC ADR	1,100	61,611
Vimpel-Communications ADR	1,800	36,540
		271,767
Chemicals-Diversified — 0.7%
E.I. du Pont de Nemours & Co.	4,936	198,921
PPG Industries, Inc.	170	9,914
Rohm & Haas Co.	128	8,960
The Dow Chemical Co.	959	30,477
		248,272
Chemicals-Specialty — 0.1%
Ashland, Inc.	59	1,725
Eastman Chemical Co.	79	4,350
Ecolab, Inc.	182	8,831
Hercules, Inc.	117	2,315
International Flavors & Fragrances, Inc.	81	3,196
Sigma-Aldrich Corp.	131	6,867
		27,284
Coal — 0.1%
CONSOL Energy, Inc.	190	8,719
Massey Energy Co.	88	3,139
Peabody Energy Corp.	282	12,690
		24,548
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	102	5,830
Commercial Services — 0.0%
Convergys Corp.†	126	1,862
Commercial Services-Finance — 1.4%
Automatic Data Processing, Inc.	4,328	185,022
Equifax, Inc.	133	4,582
H&R Block, Inc.	340	7,735
Mastercard, Inc., Class A	275	48,766
Moody's Corp.	2,205	74,970
Paychex, Inc.	333	10,999
The Western Union Co.	5,356	132,132
Total Systems Services, Inc.	205	3,362
Visa, Inc., Class A	300	18,417
		485,985
Computer Aided Design — 0.3%
Autodesk, Inc.†	3,133	105,112
Computer Services — 0.4%
Affiliated Computer Services, Inc., Class A†	101	5,113

Security Description	Shares	Market Value (Note 2)
Computer Services (continued)
Cognizant Technology Solutions Corp., Class A†	302	$6,895
Computer Sciences Corp.†	2,657	106,785
Unisys Corp.†	373	1,026
		119,819
Computers — 2.8%
Apple, Inc.†	3,819	434,067
Dell, Inc.†	5,208	85,828
Hewlett-Packard Co.	5,140	237,673
International Business Machines Corp.	1,405	164,329
Research In Motion, Ltd.†	300	20,490
Sun Microsystems, Inc.†	781	5,936
		948,323
Computers-Integrated Systems — 0.0%
Teradata Corp.†	185	3,607
Computers-Memory Devices — 0.2%
EMC Corp.†	5,347	63,950
NetApp, Inc.†	340	6,198
SanDisk Corp.†	233	4,555
		74,703
Computers-Periphery Equipment — 0.0%
Lexmark International, Inc., Class A†	91	2,964
Consulting Services — 0.5%
Accenture Ltd., Class A	4,600	174,800
Consumer Products-Misc. — 0.1%
Clorox Co.	143	8,965
Fortune Brands, Inc.	155	8,891
Kimberly-Clark Corp.	431	27,946
		45,802
Containers-Metal/Glass — 0.0%
Ball Corp.	100	3,949
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	103	2,700
Pactiv Corp.†	136	3,377
Sealed Air Corp.	164	3,606
		9,683
Cosmetics & Toiletries — 1.9%
Avon Products, Inc.	441	18,332
Colgate-Palmolive Co.	524	39,484
Procter & Gamble Co.	8,372	583,445
The Estee Lauder Cos., Inc., Class A	119	5,939
		647,200
Cruise Lines — 0.1%
Carnival Corp.	453	16,014
Data Processing/Management — 0.2%
Fidelity National Information Services, Inc.	197	3,637
Fiserv, Inc.†	1,270	60,096
		63,733
Dental Supplies & Equipment — 0.1%
Dentsply International, Inc.	1,100	41,294
Patterson Cos., Inc.†	94	2,859
		44,153

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Dialysis Centers — 0.0%
DaVita, Inc.†	108	$6,157
Disposable Medical Products — 0.0%
C.R. Bard, Inc.	103	9,772
Distribution/Wholesale — 0.1%
Fastenal Co.	134	6,618
Genuine Parts Co.	168	6,756
WW Grainger, Inc.	67	5,827
		19,201
Diversified Financial Services — 0.0%
IntercontinentalExchange, Inc.†	78	6,293
Diversified Manufacturing Operations — 4.3%
3M Co.	725	49,525
Cooper Industries, Ltd., Class A	180	7,191
Danaher Corp.	5,765	400,091
Dover Corp.	195	7,907
Eaton Corp.	172	9,663
General Electric Co.	23,017	586,933
Honeywell International, Inc.	4,272	177,502
Illinois Tool Works, Inc.	415	18,447
Ingersoll-Rand Co., Ltd., Class A	330	10,286
ITT Corp.	188	10,455
Leggett & Platt, Inc.	167	3,639
Parker Hannifin Corp.	174	9,222
Textron, Inc.	5,058	148,098
Tyco International, Ltd.	492	17,230
		1,456,189
Diversified Minerals — 0.3%
BHP Billiton, Ltd.(1)	3,528	90,648
Diversified Operations — 0.0%
Leucadia National Corp.	184	8,361
E-Commerce/Products — 0.9%
Amazon.com, Inc.†	3,931	286,020
E-Commerce/Services — 0.3%
eBay, Inc.†	1,133	25,357
Expedia, Inc.†	3,975	60,062
Priceline.com, Inc.†	400	27,372
		112,791
Electric Products-Misc. — 0.1%
Emerson Electric Co.	805	32,836
Molex, Inc.	148	3,323
		36,159
Electric-Generation — 0.2%
The AES Corp.†	6,198	72,455
Electric-Integrated — 2.5%
Allegheny Energy, Inc.	175	6,435
Ameren Corp.	218	8,509
American Electric Power Co., Inc.	417	15,442
CMS Energy Corp.	234	2,918
Consolidated Edison, Inc.	283	12,158
Constellation Energy Group, Inc.	185	4,496
Dominion Resources, Inc.	601	25,711
DTE Energy Co.	169	6,780
Duke Energy Corp.	1,312	22,868
Edison International	338	13,486

Security Description	Shares	Market Value (Note 2)
Electric-Integrated (continued)
Entergy Corp.	199	$17,713
Exelon Corp.	682	42,707
FirstEnergy Corp.	316	21,169
FPL Group, Inc.	2,524	126,957
Integrys Energy Group, Inc.	79	3,945
Pepco Holdings, Inc.	209	4,788
PG&E Corp.	3,372	126,281
Pinnacle West Capital Corp.	104	3,579
PPL Corp.	388	14,364
Progress Energy, Inc.	272	11,731
Public Service Enterprise Group, Inc.	527	17,280
Southern Co.	4,599	173,336
TECO Energy, Inc.	221	3,476
Xcel Energy, Inc.	7,063	141,189
		827,318
Electronic Components-Misc. — 0.5%
Hon Hai Precision Industry Co., Ltd.(1)	3,250	11,564
Jabil Circuit, Inc.	218	2,080
Tyco Electronics, Ltd.	5,790	160,151
		173,795
Electronic Components-Semiconductors — 1.4%
Advanced Micro Devices, Inc.†	630	3,308
Altera Corp.	312	6,452
Broadcom Corp., Class A†	458	8,533
Intel Corp.	15,230	285,258
LSI Corp.†	667	3,575
MEMC Electronic Materials, Inc.†	4,034	114,001
Microchip Technology, Inc.	191	5,621
Micron Technology, Inc.†	789	3,195
National Semiconductor Corp.	202	3,476
NVIDIA Corp.†	577	6,180
QLogic Corp.†	136	2,089
Texas Instruments, Inc.	1,359	29,218
Xilinx, Inc.	287	6,730
		477,636
Electronic Connectors — 0.0%
Amphenol Corp., Class A	185	7,426
Electronic Forms — 0.1%
Adobe Systems, Inc.†	550	21,708
Electronic Measurement Instruments — 0.0%
Agilent Technologies, Inc.†	371	11,004
Electronics-Military — 0.0%
L-3 Communications Holdings, Inc.	126	12,388
Engineering/R&D Services — 0.2%
Fluor Corp.	186	10,360
Foster Wheeler, Ltd.†	800	28,888
Jacobs Engineering Group, Inc.†	127	6,898
McDermott International, Inc.†	1,300	33,215
		79,361
Engines-Internal Combustion — 0.0%
Cummins, Inc.	210	9,181
Enterprise Software/Service — 0.7%
BMC Software, Inc.†	197	5,640
CA, Inc.	408	8,144
Novell, Inc.†	358	1,840

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Enterprise Software/Service (continued)
Oracle Corp.†	10,464	$212,524
		228,148
Entertainment Software — 0.3%
Electronic Arts, Inc.†	2,331	86,224
Filtration/Separation Products — 0.0%
Pall Corp.	124	4,264
Finance-Commercial — 0.0%
CIT Group, Inc.	296	2,060
Finance-Consumer Loans — 0.0%
SLM Corp.†	485	5,985
Finance-Credit Card — 0.7%
American Express Co.	5,702	202,022
Discover Financial Services	497	6,869
Redecard SA	2,800	36,609
		245,500
Finance-Investment Banker/Broker — 3.0%
Citigroup, Inc.	14,013	287,407
E*TRADE Financial Corp.†	557	1,559
JPMorgan Chase & Co.	10,204	476,527
Merrill Lynch & Co., Inc.	1,588	40,176
Morgan Stanley	1,150	26,450
The Charles Schwab Corp.	967	25,142
The Goldman Sachs Group, Inc.	1,100	140,800
		998,061
Finance-Other Services — 0.3%
BM&F BOVESPA SA	13,860	61,911
CME Group, Inc.	70	26,006
NYSE Euronext	276	10,813
		98,730
Financial Guarantee Insurance — 0.0%
MBIA, Inc.	203	2,416
MGIC Investment Corp.	130	914
		3,330
Food-Confectionery — 0.1%
The Hershey Co.	172	6,801
WM Wrigley Jr. Co.	223	17,706
		24,507
Food-Dairy Products — 0.0%
Dean Foods Co.†	158	3,691
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	311	3,713
Food-Misc. — 1.3%
Campbell Soup Co.	220	8,492
ConAgra Foods, Inc.	470	9,146
General Mills, Inc.	349	23,983
Groupe Danone(1)	1,223	86,662
H.J. Heinz Co.	324	16,190
Kellogg Co.	260	14,586
Kraft Foods, Inc., Class A	6,374	208,749
McCormick & Co., Inc.	134	5,152
Nestle SA(1)	1,540	66,608
Sara Lee Corp.	733	9,258
		448,826

Security Description	Shares	Market Value (Note 2)
Food-Retail — 0.1%
Safeway, Inc.	452	$10,722
SUPERVALU, Inc.	220	4,774
The Kroger Co.	679	18,659
Whole Foods Market, Inc.	145	2,904
		37,059
Food-Wholesale/Distribution — 0.3%
Sysco Corp.	2,924	90,147
Forestry — 0.1%
Plum Creek Timber Co., Inc.	177	8,825
Weyerhaeuser Co.	219	13,267
		22,092
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	355	5,172
Nicor, Inc.	47	2,085
NiSource, Inc.	284	4,192
Sempra Energy	256	12,920
		24,369
Gold Mining — 0.1%
Newmont Mining Corp.	474	18,372
Health Care Cost Containment — 0.8%
McKesson Corp.	4,886	262,916
Home Decoration Products — 0.0%
Newell Rubbermaid, Inc.	287	4,954
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	306	7,983
Starwood Hotels & Resorts Worldwide, Inc.	194	5,459
Wyndham Worldwide Corp.	184	2,891
		16,333
Human Resources — 0.0%
Monster Worldwide, Inc.†	129	1,923
Robert Half International, Inc.	162	4,010
		5,933
Independent Power Producers — 0.0%
Dynegy, Inc., Class A†	524	1,876
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	2,000	70,380
Industrial Automated/Robotic — 0.0%
Rockwell Automation, Inc.	151	5,638
Industrial Gases — 0.5%
Air Products & Chemicals, Inc.	220	15,068
Praxair, Inc.	2,227	159,765
		174,833
Instruments-Scientific — 0.1%
Applied Biosystems, Inc.	176	6,028
PerkinElmer, Inc.	124	3,096
Thermo Fisher Scientific, Inc.†	435	23,925
Waters Corp.†	103	5,993
		39,042
Insurance Brokers — 0.1%
AON Corp.	288	12,949
Marsh & McLennan Cos., Inc.	532	16,896
		29,845

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Insurance-Life/Health — 0.3%
AFLAC, Inc.	494	$29,023
Lincoln National Corp.	266	11,387
Principal Financial Group, Inc.	269	11,699
Prudential Financial, Inc.	443	31,896
Torchmark Corp.	90	5,382
Unum Group	358	8,986
		98,373
Insurance-Multi-line — 0.6%
American International Group, Inc.(2)	2,789	9,287
Assurant, Inc.	1,623	89,265
Cincinnati Financial Corp.	168	4,778
Genworth Financial, Inc., Class A	449	3,866
Hartford Financial Services Group, Inc.	312	12,789
Loews Corp.	376	14,848
MetLife, Inc.	712	39,872
The Allstate Corp.	562	25,919
XL Capital, Ltd., Class A	324	5,813
		206,437
Insurance-Property/Casualty — 0.2%
Chubb Corp.	374	20,533
The Progressive Corp.	701	12,197
The Travelers Cos., Inc.	613	27,708
		60,438
Internet Application Software — 0.2%
Tencent Holdings, Ltd.(1)	11,000	79,245
Internet Infrastructure Software — 0.0%
Akamai Technologies, Inc.†	175	3,052
Internet Security — 0.7%
McAfee, Inc.†	1,800	61,128
Symantec Corp.†	870	17,035
VeriSign, Inc.†	5,700	148,656
		226,819
Investment Companies — 0.0%
American Capital, Ltd.	215	5,485
Investment Management/Advisor Services — 1.5%
Ameriprise Financial, Inc.	4,625	176,675
BlackRock, Inc.	200	38,900
Federated Investors, Inc., Class B	91	2,625
Franklin Resources, Inc.	1,108	97,648
Invesco, Ltd.	8,001	167,861
Janus Capital Group, Inc.	166	4,031
Legg Mason, Inc.	147	5,595
T. Rowe Price Group, Inc.	268	14,394
		507,729
Linen Supply & Related Items — 0.0%
Cintas Corp.	137	3,933
Machinery-Construction & Mining — 0.2%
Caterpillar, Inc.	631	37,608
Joy Global, Inc.	700	31,598
Terex Corp.†	101	3,082
		72,288
Machinery-Farming — 0.3%
Deere & Co.	2,143	106,078

Security Description	Shares	Market Value (Note 2)
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	135	$2,099
Medical Information Systems — 0.0%
IMS Health, Inc.	189	3,574
Medical Instruments — 1.5%
Boston Scientific Corp.†	1,556	19,092
Intuitive Surgical, Inc.†	140	33,737
Medtronic, Inc.	7,370	369,237
St. Jude Medical, Inc.†	2,054	89,329
		511,395
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Holdings†	115	7,992
Quest Diagnostics, Inc.	164	8,474
		16,466
Medical Products — 2.9%
Baxter International, Inc.	1,851	121,481
Becton Dickinson & Co.	1,553	124,644
Covidien, Ltd.	3,070	165,043
Hospira, Inc.†	165	6,303
Johnson & Johnson	6,098	422,469
Stryker Corp.	2,057	128,151
Varian Medical Systems, Inc.†	129	7,370
Zimmer Holdings, Inc.†	234	15,107
		990,568
Medical-Biomedical/Gene — 2.1%
Amgen, Inc.†	1,297	76,873
Biogen Idec, Inc.†	301	15,137
Celgene Corp.†	1,472	93,148
Genentech, Inc.†	2,300	203,964
Genzyme Corp.†	279	22,568
Gilead Sciences, Inc.†	6,354	289,616
Millipore Corp.†	57	3,922
		705,228
Medical-Drugs — 4.2%
Abbott Laboratories	3,599	207,230
Allergan, Inc.	2,719	140,029
Bristol-Myers Squibb Co.	2,053	42,805
Elan Corp. PLC ADR†	4,900	52,283
Eli Lilly & Co.	3,438	151,375
Forest Laboratories, Inc.†	316	8,937
King Pharmaceuticals, Inc.†	256	2,452
Merck & Co., Inc.	5,822	183,742
Pfizer, Inc.	16,131	297,456
Schering-Plough Corp.	1,686	31,140
Wyeth	8,383	309,668
		1,427,117
Medical-Generic Drugs — 0.0%
Barr Pharmaceuticals, Inc.†	113	7,379
Mylan, Inc.†	316	3,609
Watson Pharmaceuticals, Inc.†	108	3,078
		14,066
Medical-HMO — 2.4%
Aetna, Inc.	7,689	277,650
CIGNA Corp.	3,185	108,226
Coventry Health Care, Inc.†	154	5,013

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-HMO (continued)
Humana, Inc.†	1,775	$73,130
UnitedHealth Group, Inc.	5,263	133,627
WellPoint, Inc.†	4,430	207,191
		804,837
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	430	2,386
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	164	6,175
Cardinal Health, Inc.	372	18,332
		24,507
Metal Processors & Fabrication — 0.0%
Precision Castparts Corp.	145	11,423
Metal-Aluminum — 0.1%
Alcoa, Inc.	844	19,058
Metal-Diversified — 0.6%
Freeport-McMoRan Copper & Gold, Inc.	3,298	187,491
Mining — 0.2%
Kinross Gold Corp.	3,900	62,868
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	244	9,101
Multimedia — 2.3%
Meredith Corp.	38	1,065
Naspers, Ltd.(1)	1,153	22,802
News Corp., Class A	2,381	28,548
The McGraw-Hill Cos., Inc.	7,829	247,475
The Walt Disney Co.	6,946	213,173
Time Warner, Inc.	17,816	233,568
Viacom, Inc., Class B†	644	15,997
		762,628
Networking Products — 1.7%
Cisco Systems, Inc.†	21,826	492,395
Juniper Networks, Inc.†	4,464	94,056
		586,451
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	88	998
Non-Hazardous Waste Disposal — 0.6%
Allied Waste Industries, Inc.†	351	3,900
Waste Management, Inc.	5,709	179,776
		183,676
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	215	7,151
Xerox Corp.	905	10,435
		17,586
Office Supplies & Forms — 0.0%
Avery Dennison Corp.	110	4,893
Oil & Gas Drilling — 0.2%
ENSCO International, Inc.	149	8,587
Nabors Industries, Ltd.†	291	7,252
Noble Corp.	279	12,248
Rowan Cos., Inc.	117	3,574
Transocean, Inc.†	331	36,357
		68,018

Security Description	Shares	Market Value (Note 2)
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	486	$23,576
Apache Corp.	347	36,185
Cabot Oil & Gas Corp.	107	3,867
Chesapeake Energy Corp.	541	19,400
Devon Energy Corp.	458	41,769
EOG Resources, Inc.	1,258	112,541
Noble Energy, Inc.	179	9,951
Occidental Petroleum Corp.	847	59,671
Pioneer Natural Resources Co.	124	6,483
Questar Corp.	180	7,366
Range Resources Corp.	161	6,902
Southwestern Energy Co.†	356	10,872
XTO Energy, Inc.	2,970	138,164
		476,747
Oil Companies-Integrated — 6.7%
Chevron Corp.	6,231	513,933
ConocoPhillips	5,276	386,467
Exxon Mobil Corp.	11,689	907,768
Hess Corp.	294	24,131
Marathon Oil Corp.	7,732	308,275
Murphy Oil Corp.	197	12,635
Suncor Energy, Inc.	600	25,284
Total SA(1)	1,145	69,079
		2,247,572
Oil Field Machinery & Equipment — 0.3%
Cameron International Corp.†	1,726	66,520
National-Oilwell Varco, Inc.†	433	21,750
		88,270
Oil Refining & Marketing — 0.1%
Sunoco, Inc.	121	4,305
Tesoro Corp.	143	2,358
Valero Energy Corp.	543	16,453
		23,116
Oil-Field Services — 2.8%
Baker Hughes, Inc.	2,020	122,291
BJ Services Co.	305	5,835
Halliburton Co.	909	29,442
Schlumberger, Ltd.	7,844	612,538
Smith International, Inc.	2,524	148,007
Weatherford International, Ltd.†	706	17,749
		935,862
Optical Supplies — 0.3%
Alcon, Inc.	700	113,057
Paper & Related Products — 0.5%
International Paper Co.	6,843	179,150
MeadWestvaco Corp.	177	4,126
		183,276
Pharmacy Services — 1.1%
Express Scripts, Inc.†	1,956	144,392
Medco Health Solutions, Inc.†	5,324	239,580
		383,972
Photo Equipment & Supplies — 0.0%
Eastman Kodak Co.	299	4,599

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Pipelines — 0.1%
El Paso Corp.	727	$9,277
Spectra Energy Corp.	638	15,184
Williams Cos., Inc.	598	14,143
		38,604
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	218	5,348
Publishing-Newspapers — 0.0%
Gannett Co., Inc.	237	4,008
The New York Times Co., Class A	121	1,729
The Washington Post Co., Class B	6	3,340
		9,077
Quarrying — 0.0%
Vulcan Materials Co.	114	8,493
Real Estate Investment Trusts — 0.4%
Apartment Investment & Management Co., Class A	89	3,117
AvalonBay Communities, Inc.	80	7,874
Boston Properties, Inc.	124	11,614
Developers Diversified Realty Corp.	125	3,961
Equity Residential	281	12,479
General Growth Properties, Inc.	236	3,564
HCP, Inc.	261	10,474
Host Hotels & Resorts, Inc.	539	7,163
Kimco Realty Corp.	235	8,681
ProLogis	272	11,225
Public Storage	130	12,871
Simon Property Group, Inc.	233	22,601
Vornado Realty Trust	142	12,915
		128,539
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	178	2,380
Real Estate Operations & Development — 0.0%
DLF, Ltd.(1)	425	3,254
Retail-Apparel/Shoe — 1.1%
Abercrombie & Fitch Co., Class A	90	3,551
American Eagle Outfitters, Inc.	10,500	160,125
Limited Brands, Inc.	8,596	148,883
Liz Claiborne, Inc.	98	1,610
Lojas Renner SA	2,100	25,934
Nordstrom, Inc.	165	4,755
The Gap, Inc.	487	8,659
		353,517
Retail-Auto Parts — 0.0%
AutoZone, Inc.†	43	5,304
Retail-Automobile — 0.0%
AutoNation, Inc.†	112	1,259
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	270	8,481
Retail-Building Products — 0.2%
Home Depot, Inc.	1,761	45,592
Lowe's Cos., Inc.	1,520	36,009
		81,601
Retail-Computer Equipment — 0.0%
GameStop Corp., Class A†	169	5,781

Security Description	Shares	Market Value (Note 2)
Retail-Consumer Electronics — 0.1%
Best Buy Co., Inc.	350	$13,125
RadioShack Corp.	136	2,350
		15,475
Retail-Discount — 1.5%
Big Lots, Inc.†	85	2,366
Costco Wholesale Corp.	2,551	165,636
Family Dollar Stores, Inc.	145	3,437
Target Corp.	3,683	180,651
Wal-Mart Stores, Inc.	2,326	139,304
		491,394
Retail-Drug Store — 1.0%
CVS Caremark Corp.	8,899	299,540
Walgreen Co.	1,027	31,796
		331,336
Retail-Jewelry — 0.0%
Tiffany & Co.	129	4,582
Retail-Major Department Stores — 0.1%
J.C. Penney Co., Inc.	230	7,668
Sears Holdings Corp.†	59	5,517
TJX Cos., Inc.	435	13,276
		26,461
Retail-Office Supplies — 0.1%
Office Depot, Inc.†	285	1,659
Staples, Inc.	737	16,582
		18,241
Retail-Regional Department Stores — 0.1%
Dillard's, Inc., Class A	59	696
Kohl's Corp.†	316	14,562
Macy's, Inc.	436	7,839
		23,097
Retail-Restaurants — 1.1%
Darden Restaurants, Inc.	146	4,180
McDonald's Corp.	2,966	183,002
Starbucks Corp.†	758	11,271
Yum! Brands, Inc.	5,386	175,638
		374,091
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	250	3,827
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	539	9,944
Sovereign Bancorp, Inc.	564	2,228
		12,172
Schools — 0.0%
Apollo Group, Inc., Class A†	110	6,523
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	301	7,931
Linear Technology Corp.	230	7,052
Marvell Technology Group, Ltd.†	10,600	98,580
		113,563
Semiconductor Equipment — 0.1%
Applied Materials, Inc.	1,391	21,046
KLA-Tencor Corp.	180	5,697
Novellus Systems, Inc.†	103	2,023

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Semiconductor Equipment (continued)
Teradyne, Inc.†	175	$1,366
		30,132
Steel-Producers — 0.1%
AK Steel Holding Corp.	116	3,007
Nucor Corp.	328	12,956
United States Steel Corp.	122	9,468
		25,431
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	104	3,073
Telecom Equipment-Fiber Optics — 0.4%
Ciena Corp.†	94	948
Corning, Inc.	7,736	120,991
JDS Uniphase Corp.†	222	1,878
		123,817
Telecom Services — 0.2%
Bharti Airtel, Ltd.†(1)	3,777	64,245
Embarq Corp.	148	6,001
		70,246
Telecommunication Equipment — 0.5%
Harris Corp.	3,739	172,742
Tellabs, Inc.†	412	1,673
		174,415
Telephone-Integrated — 2.2%
AT&T, Inc.	15,512	433,095
CenturyTel, Inc.	106	3,885
Frontier Communications Corp.	328	3,772
Qwest Communications International, Inc.	1,539	4,971
Sprint Nextel Corp.	2,960	18,056
Verizon Communications, Inc.	8,353	268,048
Windstream Corp.	456	4,988
		736,815
Television — 0.0%
CBS Corp., Class B	705	10,279
Tobacco — 1.5%
Altria Group, Inc.	8,436	167,370
Lorillard, Inc.	180	12,807
Philip Morris International, Inc.	6,238	300,048
Reynolds American, Inc.	176	8,557
UST, Inc.	153	10,181
		498,963
Tools-Hand Held — 0.0%
Black & Decker Corp.	62	3,766
Snap-on, Inc.	60	3,160
The Stanley Works	81	3,381
		10,307
Toys — 0.4%
Hasbro, Inc.	130	4,514
Mattel, Inc.	374	6,747
Nintendo Co., Ltd.(1)	300	124,885
		136,146

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Transport-Rail — 0.6%
Burlington Northern Santa Fe Corp.	293	$27,082
CSX Corp.	423	23,083
Norfolk Southern Corp.	389	25,756
Union Pacific Corp.	1,728	122,964
		198,885
Transport-Services — 0.5%
C.H. Robinson Worldwide, Inc.	176	8,969
Expeditors International of Washington, Inc.	1,921	66,927
FedEx Corp.	323	25,530
Ryder System, Inc.	59	3,658
United Parcel Service, Inc., Class B	1,046	65,783
		170,867
Vitamins & Nutrition Products — 0.5%
NBTY, Inc.†	5,700	168,264
Web Portals/ISP — 1.8%
Google, Inc., Class A†	1,448	579,953
Yahoo!, Inc.†	1,437	24,860
		604,813
Wireless Equipment — 2.5%
American Tower Corp., Class A†	11,709	421,173
Motorola, Inc.	2,349	16,772
QUALCOMM, Inc.	9,202	395,410
		833,355
Total Common Stock (cost $34,552,277)		32,408,683
PREFERRED STOCK — 0.4%
Oil Companies-Integrated — 0.4%
Petroleo Brasileiro SA ADR (cost $152,076)	3,400	127,228
EXCHANGE TRADED FUNDS — 0.9%
Index Fund-Large Cap — 0.9%
SPDR Trust, Series 1 (cost $308,100)	2,500	289,975
Total Long-Term Investment Securities (cost $35,012,453)		32,825,886
SHORT-TERM INVESTMENT SECURITIES — 1.0%
Registered Investment Companies — 0.9%
T. Rowe Price Reserve Investment Fund	310,451	310,451
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.55% due 12/04/08(3)	$30,000	29,960
Total Short-Term Investment Securities (cost $340,369)		340,411

Seasons Series Trust Large Cap Composite Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS — 1.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.10%, dated 09/30/08 to be repurchased 10/01/08 in the amount of $182,001 and collateralized by $190,000 of United States Treasury Bills, bearing interest at 0.27%, due 12/15/08 and having an approximate value of $189,905.	$182,000	$182,000
State Street Bank & Trust Co. Joint Repurchase Agreement(4)	354,000	354,000
Total Repurchase Agreements (cost $536,000)		536,000
TOTAL INVESTMENTS (cost $35,888,822)(5)	99.8%	33,702,297
Other assets less liabilities	0.2	76,738
NET ASSETS	100.0%	$33,779,035

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  Security represents an investment in an affliated company; see Note 9

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 2 for details of Joint Repurchase Agreements.

(5)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 Index	September 2008	$299,117	$292,250	$(6,867)

See Notes to Financial Statements

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Industry Allocation*
Banks-Super Regional	8.3%
Finance-Investment Banker/Broker	7.8
Medical-Drugs	6.5
Electric-Integrated	6.1
Diversified Manufacturing Operations	6.0
Oil Companies-Integrated	5.4
Telephone-Integrated	4.6
Food-Misc.	2.3
Insurance-Multi-line	2.1
Multimedia	2.0
Computers	1.7
Tobacco	1.7
Insurance-Property/Casualty	1.5
Oil Companies-Exploration & Production	1.4
Chemicals-Diversified	1.4
Consumer Products-Misc.	1.4
Food-Retail	1.4
Electronic Components-Semiconductors	1.3
Banks-Fiduciary	1.3
Cable TV	1.2
Medical-HMO	1.2
Paper & Related Products	1.2
Real Estate Investment Trusts	1.2
Aerospace/Defense	1.1
Applications Software	1.1
Retail-Building Products	1.1
Medical Products	1.0
Cosmetics & Toiletries	0.8
Retail-Drug Store	0.8
Insurance Brokers	0.8
Beverages-Non-alcoholic	0.8
Insurance-Life/Health	0.7
Networking Products	0.6
Distribution/Wholesale	0.6
Transport-Rail	0.6
Non-Hazardous Waste Disposal	0.6
Retail-Discount	0.6
Retail-Regional Department Stores	0.6
Agricultural Chemicals	0.6
Transport-Services	0.5
Index Fund-Large Cap	0.5
Food-Confectionery	0.5
Engines-Internal Combustion	0.5
Wireless Equipment	0.5
Banks-Commercial	0.5
Medical-Biomedical/Gene	0.5
Publishing-Newspapers	0.4
Metal Processors & Fabrication	0.4
Gas-Distribution	0.4
Metal-Iron	0.4
Pipelines	0.4
Retail-Office Supplies	0.4
Investment Management/Advisor Services	0.4
Commercial Services-Finance	0.4
Auto-Heavy Duty Trucks	0.4
Appliances	0.4
Retail-Bedding	0.4
Quarrying	0.3
Metal-Aluminum	0.3
Chemicals-Specialty	0.3
Independent Power Producers	0.3
Finance-Credit Card	0.3
Oil-Field Services	0.3
Office Supplies & Forms	0.3
Building Products-Wood	0.3
Semiconductor Components-Integrated Circuits	0.3
Computer Services	0.3
Toys	0.3
Home Decoration Products	0.3
Casino Hotels	0.3
Semiconductor Equipment	0.2
Oil Refining & Marketing	0.2
Television	0.2
Motorcycle/Motor Scooter	0.2
Retail-Restaurants	0.2
Finance-Consumer Loans	0.2
Web Portals/ISP	0.2
Building-Residential/Commercial	0.2
Auto-Cars/Light Trucks	0.2
Photo Equipment & Supplies	0.2
Steel-Producers	0.2
E-Commerce/Services	0.2
Electronic Components-Misc.	0.2
Tools-Hand Held	0.2
Medical-Wholesale Drug Distribution	0.2
Aerospace/Defense-Equipment	0.2
Building & Construction Products-Misc.	0.2
Registered Investment Companies	0.2
Telecom Equipment-Fiber Optics	0.1
Telecommunication Equipment	0.1
Electric Products-Misc.	0.1
Audio/Video Products	0.1
Forestry	0.1
Airlines	0.1
Instruments-Scientific	0.1
Industrial Gases	0.1
Cruise Lines	0.1
Health Care Cost Containment	0.1
Oil & Gas Drilling	0.1
Computers-Memory Devices	0.1
Pharmacy Services	0.1
Retail-Apparel/Shoe	0.1
Auto/Truck Parts & Equipment-Original	0.1
Coal	0.1
Gold Mining	0.1
Hotels/Motels	0.1
Apparel Manufacturers	0.1
Agricultural Operations	0.1
Electronic Measurement Instruments	0.1
Machinery-Farming	0.1
Medical Instruments	0.1
Repurchase Agreements	0.1
Food-Wholesale/Distribution	0.1
99.3%

*  Calculated as a percentage of net assets

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 98.6%
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc.†	10,792	$83,638
Aerospace/Defense — 1.1%
Boeing Co.	20,995	1,204,063
General Dynamics Corp.	24,900	1,833,138
Northrop Grumman Corp.	7,653	463,313
Raytheon Co.	9,443	505,295
		4,005,809
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp.	1,752	72,883
United Technologies Corp.	7,653	459,639
		532,522
Agricultural Chemicals — 0.6%
Agrium, Inc.	24,500	1,373,960
Monsanto Co.	5,979	591,801
		1,965,761
Agricultural Operations — 0.1%
Archer-Daniels-Midland Co.	8,317	182,225
Airlines — 0.1%
Southwest Airlines Co.	27,016	392,002
Apparel Manufacturers — 0.1%
Jones Apparel Group, Inc.	1,897	35,113
VF Corp.	1,973	152,533
		187,646
Appliances — 0.4%
Whirlpool Corp.	16,294	1,291,951
Applications Software — 1.1%
Compuware Corp.†	3,004	29,109
Microsoft Corp.	148,000	3,950,120
		3,979,229
Audio/Video Products — 0.1%
Harman International Industries, Inc.	11,900	405,433
Auto-Cars/Light Trucks — 0.2%
Ford Motor Co.†	104,515	543,478
General Motors Corp.	12,823	121,177
		664,655
Auto-Heavy Duty Trucks — 0.4%
PACCAR, Inc.	34,342	1,311,521
Auto/Truck Parts & Equipment-Original — 0.1%
Johnson Controls, Inc.	6,854	207,882
Banks-Commercial — 0.5%
Allied Irish Banks PLC ADR	28,700	471,828
BB&T Corp.	12,438	470,156
First Horizon National Corp.	4,562	42,700
M&T Bank Corp.	1,742	155,474
Marshall & Ilsley Corp.	5,870	118,281
Regions Financial Corp.	15,730	151,008
Royal Bank of Scotland Group PLC(1)	42,537	140,905
Zions Bancorp.	2,589	100,194
		1,650,546
Banks-Fiduciary — 1.3%
Northern Trust Corp.	2,753	198,767
State Street Corp.	4,785	272,171

Security Description	Shares	Market Value (Note 2)
Banks-Fiduciary (continued)
The Bank of New York Mellon Corp.	124,883	$4,068,688
		4,539,626
Banks-Super Regional — 8.3%
Bank of America Corp.	285,534	9,993,690
Capital One Financial Corp.	31,710	1,617,210
Comerica, Inc.	3,408	111,748
Fifth Third Bancorp	66,073	786,269
Huntington Bancshares, Inc.	8,289	66,229
KeyCorp	63,596	759,336
National City Corp.	118,332	207,081
PNC Financial Services Group, Inc.	32,146	2,401,306
SunTrust Banks, Inc.	40,510	1,822,545
US Bancorp	136,550	4,918,531
Wachovia Corp.	48,895	171,133
Wells Fargo & Co.	181,034	6,794,206
		29,649,284
Beverages-Non-alcoholic — 0.8%
Coca-Cola Enterprises, Inc.	7,181	120,425
PepsiCo, Inc.	21,900	1,560,813
The Coca-Cola Co.	18,916	1,000,278
		2,681,516
Beverages-Wine/Spirits — 0.0%
Brown-Forman Corp., Class B	684	49,118
Constellation Brands, Inc., Class A†	2,292	49,186
		98,304
Brewery — 0.0%
Molson Coors Brewing Co., Class B	3,408	159,324
Building & Construction Products-Misc. — 0.2%
USG Corp.†	20,800	532,480
Building Products-Wood — 0.3%
Masco Corp.	60,854	1,091,721
Building-Residential/Commercial — 0.2%
Centex Corp.	2,792	45,230
D.R. Horton, Inc.	46,138	600,717
KB Home	1,714	33,732
Lennar Corp., Class A	3,196	48,547
Pulte Homes, Inc.	2,272	31,740
		759,966
Cable TV — 1.2%
Cablevision Systems Corp., Class A	23,300	586,228
Comcast Corp., Class A	184,547	3,622,657
Scripps Networks Interactive, Inc., Class A	1,483	53,848
The DIRECTV Group, Inc.†	7,846	205,330
		4,468,063
Casino Hotels — 0.3%
MGM Mirage†	33,300	949,050
Chemicals-Diversified — 1.4%
E.I. du Pont de Nemours & Co.	100,028	4,031,128
PPG Industries, Inc.	3,715	216,659
Rohm & Haas Co.	2,811	196,770
The Dow Chemical Co.	20,957	666,014
		5,110,571

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Chemicals-Specialty — 0.3%
Ashland, Inc.	1,280	$37,427
Eastman Chemical Co.	732	40,304
Hercules, Inc.	1,395	27,607
International Flavors & Fragrances, Inc.	27,784	1,096,357
		1,201,695
Coal — 0.1%
Massey Energy Co.	1,916	68,344
Peabody Energy Corp.	3,013	135,585
		203,929
Coatings/Paint — 0.0%
The Sherwin-Williams Co.	606	34,639
Commercial Services — 0.0%
Convergys Corp.†	2,763	40,837
Commercial Services-Finance — 0.4%
Automatic Data Processing, Inc.	5,420	231,705
H&R Block, Inc.	44,900	1,021,475
Paychex, Inc.	2,541	83,929
		1,337,109
Computer Services — 0.3%
Affiliated Computer Services, Inc., Class A†	684	34,631
Computer Sciences Corp.†	23,628	949,609
Unisys Corp.†	8,144	22,396
		1,006,636
Computers — 1.7%
Dell, Inc.†	130,600	2,152,288
Hewlett-Packard Co.	60,600	2,802,144
International Business Machines Corp.	8,905	1,041,529
Sun Microsystems, Inc.†	17,064	129,686
		6,125,647
Computers-Integrated Systems — 0.0%
Teradata Corp.†	2,185	42,607
Computers-Memory Devices — 0.1%
EMC Corp.†	24,847	297,170
Consumer Products-Misc. — 1.4%
Fortune Brands, Inc.	24,562	1,408,876
Kimberly-Clark Corp.	53,076	3,441,448
		4,850,324
Containers-Paper/Plastic — 0.0%
Bemis Co., Inc.	2,252	59,025
Sealed Air Corp.	3,591	78,966
		137,991
Cosmetics & Toiletries — 0.8%
Colgate-Palmolive Co.	6,300	474,705
Procter & Gamble Co.	36,497	2,543,476
		3,018,181
Cruise Lines — 0.1%
Carnival Corp.	9,896	349,824
Data Processing/Management — 0.0%
Fidelity National Information Services, Inc.	1,925	35,536

Security Description	Shares	Market Value (Note 2)
Distribution/Wholesale — 0.6%
Genuine Parts Co.	21,268	$855,186
Ingram Micro, Inc., Class A†	79,200	1,272,744
WW Grainger, Inc.	837	72,794
		2,200,724
Diversified Manufacturing Operations — 6.0%
3M Co.	29,592	2,021,430
Cooper Industries, Ltd., Class A	16,535	660,573
Dover Corp.	4,265	172,946
Eaton Corp.	2,108	118,427
General Electric Co.	580,605	14,805,428
Honeywell International, Inc.	30,782	1,278,992
Illinois Tool Works, Inc.	34,255	1,522,635
Ingersoll-Rand Co., Ltd., Class A	4,255	132,628
Leggett & Platt, Inc.	3,649	79,512
Parker Hannifin Corp.	1,637	86,761
Textron, Inc.	3,436	100,606
Tyco International, Ltd.	10,755	376,640
		21,356,578
E-Commerce/Services — 0.2%
eBay, Inc.†	29,000	649,020
Electric Products-Misc. — 0.1%
Emerson Electric Co.	9,146	373,066
Molex, Inc.	3,225	72,401
		445,467
Electric-Integrated — 6.1%
Allegheny Energy, Inc.	2,715	99,830
Ameren Corp.	4,755	185,588
American Electric Power Co., Inc.	9,299	344,342
CMS Energy Corp.	5,102	63,622
Consolidated Edison, Inc.	6,180	265,493
Dominion Resources, Inc.	13,130	561,701
DTE Energy Co.	3,687	147,922
Duke Energy Corp.	75,590	1,317,534
Edison International	7,374	294,223
Entergy Corp.	32,732	2,913,475
Exelon Corp.	28,882	1,808,591
FirstEnergy Corp.	19,502	1,306,439
FPL Group, Inc.	38,851	1,954,205
Integrys Energy Group, Inc.	1,732	86,496
Pepco Holdings, Inc.	4,563	104,538
PG&E Corp.	62,515	2,341,187
Pinnacle West Capital Corp.	20,382	701,345
PPL Corp.	8,481	313,967
Progress Energy, Inc.	27,430	1,183,056
Public Service Enterprise Group, Inc.	11,514	377,544
SCANA Corp.	28,500	1,109,505
Southern Co.	51,843	1,953,963
TECO Energy, Inc.	99,113	1,559,047
Xcel Energy, Inc.	53,399	1,067,446
		22,061,059
Electronic Components-Misc. — 0.2%
Jabil Circuit, Inc.	4,755	45,363
Tyco Electronics, Ltd.	19,905	550,572
		595,935

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors — 1.3%
Advanced Micro Devices, Inc.†	10,176	$53,424
Altera Corp.	2,860	59,145
Broadcom Corp., Class A†	5,507	102,595
Intel Corp.	209,957	3,932,495
LSI Corp.†	14,575	78,122
Microchip Technology, Inc.	4,178	122,958
Micron Technology, Inc.†	17,232	69,790
Texas Instruments, Inc.	12,476	268,234
Xilinx, Inc.	2,946	69,084
		4,755,847
Electronic Measurement Instruments — 0.1%
Agilent Technologies, Inc.†	5,834	173,036
Engineering/R&D Services — 0.0%
Fluor Corp.	1,945	108,336
Engines-Internal Combustion — 0.5%
Cummins, Inc.	43,000	1,879,960
Enterprise Software/Service — 0.0%
CA, Inc.	5,795	115,668
Novell, Inc.†	5,006	25,731
		141,399
Filtration/Separation Products — 0.0%
Pall Corp.	1,415	48,662
Finance-Commercial — 0.0%
CIT Group, Inc.	6,459	44,955
Finance-Consumer Loans — 0.2%
SLM Corp.†	64,000	789,760
Finance-Credit Card — 0.3%
American Express Co.	31,100	1,101,873
Discover Financial Services	4,881	67,455
		1,169,328
Finance-Investment Banker/Broker — 7.9%
Citigroup, Inc.	346,629	7,109,361
E*TRADE Financial Corp.†	12,159	34,045
JPMorgan Chase & Co.	296,874	13,864,016
Merrill Lynch & Co., Inc.(4)(5)	18,061	434,096
Merrill Lynch & Co., Inc.	82,285	2,081,810
Morgan Stanley	25,116	577,668
The Charles Schwab Corp.	12,043	313,118
The Goldman Sachs Group, Inc.	25,536	3,268,608
UBS AG†	33,340	584,784
		28,267,506
Finance-Mortgage Loan/Banker — 0.0%
Fannie Mae	56,000	85,680
Financial Guarantee Insurance — 0.0%
MBIA, Inc.	4,438	52,812
MGIC Investment Corp.	1,502	10,559
		63,371
Food-Confectionery — 0.5%
The Hershey Co.	48,100	1,901,874
Food-Dairy Products — 0.0%
Dean Foods Co.†	3,446	80,499
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	6,786	81,025

Security Description	Shares	Market Value (Note 2)
Food-Misc. — 2.3%
ConAgra Foods, Inc.	80,352	$1,563,650
General Mills, Inc.	23,110	1,588,119
H.J. Heinz Co.	7,076	353,588
Kraft Foods, Inc., Class A	65,977	2,160,747
McCormick & Co., Inc.	14,551	559,486
Nestle SA ADR	44,200	1,891,760
Sara Lee Corp.	15,990	201,953
		8,319,303
Food-Retail — 1.4%
Safeway, Inc.	54,068	1,282,493
SUPERVALU, Inc.	57,403	1,245,645
The Kroger Co.	73,635	2,023,490
Whole Foods Market, Inc.	14,632	293,079
		4,844,707
Food-Wholesale/Distribution — 0.1%
Sysco Corp.	5,449	167,993
Forestry — 0.1%
Plum Creek Timber Co., Inc.	2,204	109,892
Weyerhaeuser Co.	4,785	289,875
		399,767
Gas-Distribution — 0.4%
CenterPoint Energy, Inc.	7,739	112,757
Nicor, Inc.	1,020	45,237
NiSource, Inc.	72,909	1,076,137
Sempra Energy	5,584	281,825
		1,515,956
Gold Mining — 0.1%
Newmont Mining Corp.	5,064	196,281
Health Care Cost Containment — 0.1%
McKesson Corp.	6,258	336,743
Home Decoration Products — 0.3%
Newell Rubbermaid, Inc.	55,676	960,968
Hotels/Motels — 0.1%
Marriott International, Inc., Class A	2,551	66,556
Starwood Hotels & Resorts Worldwide, Inc.	2,282	64,215
Wyndham Worldwide Corp.	4,014	63,060
		193,831
Human Resources — 0.0%
Monster Worldwide, Inc.†	1,848	27,553
Robert Half International, Inc.	1,877	46,456
		74,009
Independent Power Producers — 0.3%
Dynegy, Inc., Class A†	11,446	40,977
NRG Energy, Inc.†	46,600	1,153,350
		1,194,327
Industrial Gases — 0.1%
Air Products & Chemicals, Inc.	2,878	197,114
Praxair, Inc.	2,282	163,711
		360,825

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Instruments-Scientific — 0.1%
Applied Biosystems, Inc.	1,569	$53,738
PerkinElmer, Inc.	1,868	46,644
Thermo Fisher Scientific, Inc.†	4,833	265,815
		366,197
Insurance Brokers — 0.8%
AON Corp.	3,716	167,071
Marsh & McLennan Cos., Inc.	82,210	2,610,990
		2,778,061
Insurance-Life/Health — 0.7%
AFLAC, Inc.	3,552	208,680
Lincoln National Corp.	30,500	1,305,705
Principal Financial Group, Inc.	3,639	158,260
Prudential Financial, Inc.	5,612	404,064
Torchmark Corp.	1,030	61,594
Unum Group	7,817	196,207
		2,334,510
Insurance-Multi-line — 2.1%
ACE, Ltd.	51,400	2,782,282
American International Group, Inc.(3)	31,663	105,438
Assurant, Inc.	2,686	147,730
Cincinnati Financial Corp.	3,677	104,574
Genworth Financial, Inc., Class A	9,800	84,378
Hartford Financial Services Group, Inc.	8,526	349,480
Loews Corp.	8,192	323,502
MetLife, Inc.	15,557	871,192
The Allstate Corp.	57,274	2,641,477
XL Capital, Ltd., Class A	7,066	126,764
		7,536,817
Insurance-Property/Casualty — 1.5%
Chubb Corp.	59,773	3,281,538
The Progressive Corp.	33,000	574,200
The Travelers Cos., Inc.	30,345	1,371,594
		5,227,332
Internet Security — 0.0%
VeriSign, Inc.†	2,368	61,757
Investment Companies — 0.0%
American Capital, Ltd.	4,688	119,591
Investment Management/Advisor Services — 0.4%
Ameriprise Financial, Inc.	4,919	187,906
Invesco, Ltd.	6,479	135,929
Janus Capital Group, Inc.	2,166	52,591
Legg Mason, Inc.	22,394	852,316
T. Rowe Price Group, Inc.	2,523	135,510
		1,364,252
Linen Supply & Related Items — 0.0%
Cintas Corp.	1,377	39,534
Machinery-Farming — 0.1%
Deere & Co.	3,485	172,507
Machinery-General Industrial — 0.0%
The Manitowoc Co., Inc.	1,059	16,467
Medical Instruments — 0.1%
Boston Scientific Corp.†	13,930	170,921

Security Description	Shares	Market Value (Note 2)
Medical Products — 1.0%
Baxter International, Inc.	22,280	$1,462,236
Covidien, Ltd.	11,360	610,714
Johnson & Johnson	20,000	1,385,600
		3,458,550
Medical-Biomedical/Gene — 0.5%
Amgen, Inc.†	26,600	1,576,582
Millipore Corp.†	482	33,162
		1,609,744
Medical-Drugs — 6.5%
Abbott Laboratories	64,353	3,705,446
Allergan, Inc.	2,503	128,904
Bristol-Myers Squibb Co.	183,632	3,828,727
Eli Lilly & Co.	52,598	2,315,890
King Pharmaceuticals, Inc.†	5,584	53,495
Merck & Co., Inc.	71,918	2,269,732
Pfizer, Inc.	348,471	6,425,805
Schering-Plough Corp.	96,864	1,789,078
Wyeth	74,957	2,768,912
		23,285,989
Medical-Generic Drugs — 0.0%
Mylan, Inc.†	2,204	25,170
Watson Pharmaceuticals, Inc.†	1,483	42,265
		67,435
Medical-HMO — 1.2%
Aetna, Inc.	49,202	1,776,684
CIGNA Corp.	2,561	87,023
Humana, Inc.†	1,453	59,863
UnitedHealth Group, Inc.	58,200	1,477,698
WellPoint, Inc.†	17,727	829,092
		4,230,360
Medical-Hospitals — 0.0%
Tenet Healthcare Corp.†	9,405	52,198
Medical-Wholesale Drug Distribution — 0.2%
AmerisourceBergen Corp.	3,591	135,201
Cardinal Health, Inc.	8,135	400,893
		536,094
Metal Processors & Fabrication — 0.4%
Precision Castparts Corp.	19,704	1,552,281
Metal-Aluminum — 0.3%
Alcoa, Inc.	53,405	1,205,885
Metal-Iron — 0.4%
Cleveland-Cliffs, Inc.	28,400	1,503,496
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	21,600	805,680
Multimedia — 2.0%
Meredith Corp.	289	8,104
News Corp., Class A	27,032	324,114
The McGraw-Hill Cos., Inc.	35,500	1,122,155
The Walt Disney Co.	62,531	1,919,076
Time Warner, Inc.	270,144	3,541,588
Viacom, Inc., Class B†	8,299	206,147
WPP Group PLC(1)	20,700	167,990
		7,289,174

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Networking Products — 0.6%
Cisco Systems, Inc.†	97,000	$2,188,320
Juniper Networks, Inc.†	5,786	121,911
		2,310,231
Non-Hazardous Waste Disposal — 0.6%
Allied Waste Industries, Inc.†	7,673	85,247
Waste Management, Inc.	66,399	2,090,905
		2,176,152
Office Automation & Equipment — 0.0%
Xerox Corp.	6,324	72,916
Office Supplies & Forms — 0.3%
Avery Dennison Corp.	25,707	1,143,447
Oil & Gas Drilling — 0.1%
ENSCO International, Inc.	1,627	93,764
Nabors Industries, Ltd.†	1,781	44,382
Noble Corp.	2,561	112,428
Rowan Cos., Inc.	2,551	77,933
		328,507
Oil Companies-Exploration & Production — 1.4%
Anadarko Petroleum Corp.	25,716	1,247,483
Noble Energy, Inc.	2,224	123,632
Occidental Petroleum Corp.	26,996	1,901,869
Range Resources Corp.	1,222	52,387
XTO Energy, Inc.	40,150	1,867,778
		5,193,149
Oil Companies-Integrated — 5.4%
BP PLC ADR	20,004	1,003,601
Chevron Corp.	88,582	7,306,243
Exxon Mobil Corp.	64,612	5,017,768
Hess Corp.	3,071	252,068
Marathon Oil Corp.	38,047	1,516,934
Murphy Oil Corp.	16,600	1,064,724
Royal Dutch Shell PLC ADR	33,100	1,953,231
Total SA ADR	23,500	1,425,980
		19,540,549
Oil Field Machinery & Equipment — 0.0%
National-Oilwell Varco, Inc.†	3,302	165,859
Oil Refining & Marketing — 0.2%
Sunoco, Inc.	22,200	789,876
Tesoro Corp.	1,405	23,168
		813,044
Oil-Field Services — 0.3%
BJ Services Co.	27,400	524,162
Schlumberger, Ltd.	6,200	484,158
Weatherford International, Ltd.†	5,853	147,144
		1,155,464
Paper & Related Products — 1.2%
International Paper Co.	130,362	3,412,877
MeadWestvaco Corp.	33,670	784,848
		4,197,725
Pharmacy Services — 0.1%
Medco Health Solutions, Inc.†	6,296	283,320

Security Description	Shares	Market Value (Note 2)
Photo Equipment & Supplies — 0.2%
Eastman Kodak Co.	46,227	$710,971
Pipelines — 0.4%
El Paso Corp.	15,874	202,552
Spectra Energy Corp.	40,405	961,639
Williams Cos., Inc.	13,054	308,727
		1,472,918
Printing-Commercial — 0.0%
R.R. Donnelley & Sons Co.	4,765	116,885
Publishing-Newspapers — 0.4%
Gannett Co., Inc.	45,060	761,964
The New York Times Co., Class A	53,247	760,900
The Washington Post Co., Class B	64	35,633
		1,558,497
Quarrying — 0.3%
Vulcan Materials Co.	16,617	1,237,966
Real Estate Investment Trusts — 1.2%
Apartment Investment & Management Co., Class A	1,943	68,044
AvalonBay Communities, Inc.	1,742	171,448
Boston Properties, Inc.	2,705	253,350
Developers Diversified Realty Corp.	2,724	86,323
Equity Residential	6,132	272,322
General Growth Properties, Inc.	5,160	77,916
HCP, Inc.	5,699	228,701
Host Hotels & Resorts, Inc.	122,654	1,630,072
Kimco Realty Corp.	5,150	190,241
ProLogis	3,677	151,750
Public Storage	2,830	280,198
Simon Property Group, Inc.	5,092	493,924
Vornado Realty Trust	3,099	281,854
		4,186,143
Retail-Apparel/Shoe — 0.1%
Limited Brands, Inc.	6,469	112,043
Liz Claiborne, Inc.	2,147	35,275
Nordstrom, Inc.	1,271	36,630
The Gap, Inc.	4,785	85,078
		269,026
Retail-Automobile — 0.0%
AutoNation, Inc.†	2,445	27,482
Retail-Bedding — 0.4%
Bed Bath & Beyond, Inc.†	39,700	1,246,977
Retail-Building Products — 1.1%
Home Depot, Inc.	149,950	3,882,205
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	1,156	19,976
Retail-Discount — 0.6%
Big Lots, Inc.†	1,858	51,708
Costco Wholesale Corp.	5,218	338,805
Family Dollar Stores, Inc.	1,646	39,010
Target Corp.	7,355	360,763
Wal-Mart Stores, Inc.	21,844	1,308,237
		2,098,523

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Drug Store — 0.8%
CVS Caremark Corp.	82,324	$2,771,026
Walgreen Co.	7,171	222,014
		2,993,040
Retail-Jewelry — 0.0%
Tiffany & Co.	1,098	39,001
Retail-Major Department Stores — 0.0%
J.C. Penney Co., Inc.	5,025	167,533
Retail-Office Supplies — 0.4%
Office Depot, Inc.†	6,228	36,247
Staples, Inc.	61,514	1,384,065
		1,420,312
Retail-Regional Department Stores — 0.6%
Dillard's, Inc., Class A	1,290	15,222
Kohl's Corp.†	34,900	1,608,192
Macy's, Inc.	26,421	475,050
		2,098,464
Retail-Restaurants — 0.2%
McDonald's Corp.	12,996	801,853
Savings & Loans/Thrifts — 0.0%
Hudson City Bancorp, Inc.	5,526	101,955
Sovereign Bancorp, Inc.	12,303	48,597
		150,552
Semiconductor Components-Integrated Circuits — 0.3%
Analog Devices, Inc.	37,810	996,294
Linear Technology Corp.	2,108	64,631
		1,060,925
Semiconductor Equipment — 0.2%
Applied Materials, Inc.	46,955	710,429
KLA-Tencor Corp.	2,310	73,112
Novellus Systems, Inc.†	1,453	28,537
Teradyne, Inc.†	3,831	29,920
		841,998
Steel-Producers — 0.2%
AK Steel Holding Corp.	1,694	43,908
Nucor Corp.	15,500	612,250
		656,158
Steel-Specialty — 0.0%
Allegheny Technologies, Inc.	1,550	45,802
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	2,041	20,573
Corning, Inc.	26,445	413,600
JDS Uniphase Corp.†	3,745	31,683
		465,856
Telecom Services — 0.0%
Embarq Corp.	3,235	131,179
Telecommunication Equipment — 0.1%
Alcatel-Lucent ADR†	107,100	411,264
Tellabs, Inc.†	9,001	36,544
		447,808
Telephone-Integrated — 4.6%
AT&T, Inc.	299,493	8,361,845
CenturyTel, Inc.	2,320	85,028

Security Description	Shares	Market Value (Note 2)
Telephone-Integrated (continued)
Frontier Communications Corp.	7,163	$82,375
Qwest Communications International, Inc.	187,627	606,035
Sprint Nextel Corp.	151,934	926,797
Verizon Communications, Inc.	196,531	6,306,680
Windstream Corp.	9,964	109,006
		16,477,766
Television — 0.2%
CBS Corp., Class B	55,293	806,172
Tobacco — 1.7%
Altria Group, Inc.	147,751	2,931,380
Lorillard, Inc.	2,513	178,800
Philip Morris International, Inc.	55,482	2,668,684
Reynolds American, Inc.	3,861	187,722
		5,966,586
Tools-Hand Held — 0.2%
Black & Decker Corp.	6,700	407,025
Snap-on, Inc.	1,310	68,985
The Stanley Works	1,771	73,921
		549,931
Toys — 0.3%
Hasbro, Inc.	2,850	98,952
Mattel, Inc.	49,763	897,725
		996,677
Transport-Rail — 0.6%
Burlington Northern Santa Fe Corp.	3,398	314,077
CSX Corp.	9,232	503,790
Norfolk Southern Corp.	8,490	562,123
Union Pacific Corp.	11,533	820,689
		2,200,679
Transport-Services — 0.5%
FedEx Corp.	2,810	222,103
Ryder System, Inc.	1,280	79,360
United Parcel Service, Inc., Class B	26,198	1,647,592
		1,949,055
Web Portals/ISP — 0.2%
Yahoo!, Inc.†	44,600	771,580
Wireless Equipment — 0.5%
American Tower Corp., Class A†	6,344	228,194
Motorola, Inc.	64,000	456,960
Nokia Oyj ADR	62,000	1,156,300
		1,841,454
Total Common Stock (cost $408,004,557)		353,920,726
PREFERRED STOCK — 0.0%
Federal National Mtg. Assoc. — 0.0%
Federal National Mtg. Assoc. 8.75% (cost $820,574)	18,900	46,116
EXCHANGE TRADED FUNDS — 0.5%
Index Fund-Large Cap — 0.5%
iShares S&P 500 Value Index Fund (cost $1,781,794)	27,900	1,669,815

Seasons Series Trust Large Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES — 0.0%
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 4.25% due 12/15/36 (cost $133,000)	$133,000	$87,614
Total Long-Term Investment Securities (cost $410,736,567)		355,724,271
SHORT-TERM INVESTMENT SECURITIES — 0.2%
Registered Investment Companies — 0.2%
T. Rowe Price Reserve Investment Fund	527,299	527,299
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.55% due 12/04/08(6)	55,000	54,926
Total Short-Term Investment Securities (cost $582,147)		582,225
REPURCHASE AGREEMENT — 0.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.10%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $170,000 and collateralized by $175,000 of United States Treasury Bills,, bearing interest at 1.16%, due 02/19/09 and having an approximate value of $174,300.	170,000	170,000
TOTAL INVESTMENTS (cost $411,488,714)(2)	99.3%	356,476,496
Other assets less liabilities	0.7	2,642,876
NET ASSETS	100.0%	$359,119,372

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value pricing procedures for foreign equity securities.

(2)  See Note 4 for cost of investments on a tax basis.

(3)  Security represents an investment in an affiliated company; see Note 9

(4)  Illiquid security. At September 30, 2008 the aggregate value of these securities was $434,096 representing 0.1% of net assets.

(5)  To the extent permitted by the Statement of Additional Information, the Large Cap Value Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the Large Cap Value Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
Merrill Lynch & Co., Inc.	7/29/08	18,061	$500,000	$434,096	$24.03	0.1%

(6)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

ADR — American Depository Receipt

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
4	Long	S&P Barra Value Index	December 2008	$601,720	$594,100	$(7,620)

See Notes to Financial Statements

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Electronic Measurement Instruments	3.5%
Oil Companies-Exploration & Production	3.2
Medical Instruments	2.9
Electronic Components-Semiconductors	2.9
Medical-Biomedical/Gene	2.7
Medical-Drugs	2.6
Retail-Restaurants	2.1
Commercial Services-Finance	2.0
Repurchase Agreements	1.8
Applications Software	1.7
Oil & Gas Drilling	1.7
Enterprise Software/Service	1.6
Retail-Apparel/Shoe	1.5
Medical Labs & Testing Services	1.4
Medical Products	1.4
Oil Field Machinery & Equipment	1.3
Retail-Sporting Goods	1.3
Coal	1.3
Engineering/R&D Services	1.3
Oil-Field Services	1.2
Schools	1.2
Diversified Manufacturing Operations	1.2
Cellular Telecom	1.2
Internet Security	1.1
Networking Products	1.1
Entertainment Software	1.1
Power Converter/Supply Equipment	1.1
Semiconductor Components-Integrated Circuits	1.1
Research & Development	1.0
Investment Management/Advisor Services	1.0
Index Fund	1.0
Agricultural Chemicals	0.9
Wireless Equipment	0.9
Telecommunication Equipment	0.9
Advertising Sales	0.9
Chemicals-Diversified	0.9
Machinery-Pumps	0.8
E-Commerce/Services	0.8
Transport-Services	0.8
Insurance-Multi-line	0.8
Apparel Manufacturers	0.8
Web Hosting/Design	0.8
Multimedia	0.8
Retail-Discount	0.7
Health Care Cost Containment	0.7
Cosmetics & Toiletries	0.7
Computers-Integrated Systems	0.7
Chemicals-Specialty	0.7
Auto/Truck Parts & Equipment-Original	0.7
Computers-Memory Devices	0.7
Machinery-General Industrial	0.6
Pharmacy Services	0.6
Data Processing/Management	0.6
Non-Hazardous Waste Disposal	0.6
Banks-Fiduciary	0.6
Web Portals/ISP	0.6
Aerospace/Defense	0.6
Distribution/Wholesale	0.6
Motion Pictures & Services	0.6
Hotels/Motels	0.6
Filtration/Separation Products	0.6
Computer Services	0.5
Oil Companies-Integrated	0.5
Metal-Iron	0.5
Commercial Services	0.5
Retail-Major Department Stores	0.5
Computer Aided Design	0.5
Casino Hotels	0.5
Food-Misc.	0.5
Therapeutics	0.5
Energy-Alternate Sources	0.5
Aerospace/Defense-Equipment	0.5
Metal Processors & Fabrication	0.5
Physical Therapy/Rehabilitation Centers	0.5
Semiconductor Equipment	0.4
Medical-HMO	0.4
Electric-Integrated	0.4
Human Resources	0.4
Machinery-Construction & Mining	0.4
Banks-Commercial	0.4
Engines-Internal Combustion	0.4
Instruments-Scientific	0.4
Finance-Investment Banker/Broker	0.4
Disposable Medical Products	0.4
Chemicals-Other	0.3
Real Estate Investment Trusts	0.3
Retail-Auto Parts	0.3
Toys	0.3
Dental Supplies & Equipment	0.3
Transport-Truck	0.3
Finance-Other Services	0.3
Advanced Materials	0.3
Television	0.3
Diagnostic Kits	0.3
Beverages-Wine/Spirits	0.3
Retail-Bedding	0.3
Retail-Jewelry	0.3
Hazardous Waste Disposal	0.3
Diversified Financial Services	0.3
Casino Services	0.3
Electric Products-Misc.	0.3
Building-Residential/Commercial	0.3
Electronic Components-Misc.	0.2
Motorcycle/Motor Scooter	0.2
Auction Houses/Art Dealers	0.2
Cable TV	0.2
Consumer Products-Misc.	0.2
Marine Services	0.2
Telecom Services	0.2
Telephone-Integrated	0.2
Electronic Connectors	0.2
Airlines	0.2
Retail-Regional Department Stores	0.2
Consulting Services	0.2
Insurance-Reinsurance	0.2
Dialysis Centers	0.2
Oil Refining & Marketing	0.2
Broadcast Services/Program	0.2
Internet Infrastructure Software	0.2
Industrial Audio & Video Products	0.2

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited) (continued)

Electronics-Military	0.2%
Steel-Producers	0.2
Gold Mining	0.2
Advertising Agencies	0.2
Independent Power Producers	0.2
Food-Confectionery	0.1
Pipelines	0.1
Internet Content-Information/News	0.1
Electric-Generation	0.1
Diagnostic Equipment	0.1
Insurance-Property/Casualty	0.1
Containers-Metal/Glass	0.1
Lasers-System/Components	0.1
X-Ray Equipment	0.1
Respiratory Products	0.1
Medical-Generic Drugs	0.1
Retail-Pet Food & Supplies	0.1
Auto-Heavy Duty Trucks	0.1
Tobacco	0.1
Building-Heavy Construction	0.1
Office Automation & Equipment	0.1
Steel Pipe & Tube	0.1
Medical-Outpatient/Home Medical	0.1
Coatings/Paint	0.1
Retail-Automobile	0.1
Telecom Equipment-Fiber Optics	0.1
Retail-Computer Equipment	0.1
Retail-Office Supplies	0.1
Industrial Automated/Robotic	0.1
Computers-Periphery Equipment	0.1
Printing-Commercial	0.1
Real Estate Operations & Development	0.1
Building Products-Cement	0.1
Insurance Brokers	0.1
Finance-Consumer Loans	0.1
E-Marketing/Info	0.1
Transport-Marine	0.1
Identification Systems	0.1
Batteries/Battery Systems	0.1
Patient Monitoring Equipment	0.1
Wire & Cable Products	0.1
Electronic Forms	0.1
Soap & Cleaning Preparation	0.1
Industrial Gases	0.1
Retail-Mail Order	0.1
Machinery-Print Trade	0.1
Medical Information Systems	0.1
Retail-Gardening Products	0.1
Savings & Loans/Thrifts	0.1
Gas-Distribution	0.1
Electronic Design Automation	0.1
Leisure Products	0.1
Instruments-Controls	0.1
Vitamins & Nutrition Products	0.1
Transport-Rail	0.1
Steel-Specialty	0.1
Machinery-Farming	0.1
Medical-Hospitals	0.1
Food-Retail	0.1
Forestry	0.1
Private Corrections	0.1
99.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 96.4%
Advanced Materials — 0.3%
Hexcel Corp.†	25,823	$353,517
Advertising Agencies — 0.2%
Interpublic Group of Cos., Inc.†	8,221	63,713
Omnicom Group, Inc.	3,200	123,392
		187,105
Advertising Sales — 0.9%
Clear Channel Outdoor Holdings, Inc., Class A†	6,444	88,154
Focus Media Holding, Ltd. ADR†	28,100	801,131
Lamar Advertising Co., Class A†	4,266	131,777
		1,021,062
Aerospace/Defense — 0.6%
Empressa Brasileira de Aeronautica SA ADR	5,300	143,153
Rockwell Collins, Inc.	10,971	527,595
		670,748
Aerospace/Defense-Equipment — 0.5%
Alliant Techsystems, Inc.†	1,891	177,641
BE Aerospace, Inc.†	1,876	29,697
Goodrich Corp.	7,645	318,032
		525,370
Agricultural Chemicals — 0.9%
CF Industries Holdings, Inc.	2,547	232,949
Intrepid Potash, Inc.†	7,997	241,029
Terra Industries, Inc.	19,860	583,884
		1,057,862
Airlines — 0.2%
AMR Corp.†	2,553	25,070
Copa Holdings SA, Class A	445	14,463
Delta Air Lines, Inc.†	3,007	22,402
Skywest, Inc.	4,900	78,302
Southwest Airlines Co.	5,600	81,256
		221,493
Apparel Manufacturers — 0.8%
Coach, Inc.†	14,246	356,720
Polo Ralph Lauren Corp.	1,142	76,103
Under Armour, Inc., Class A†	15,200	482,752
		915,575
Applications Software — 1.7%
American Reprographics Co.†	6,000	103,500
Check Point Software Technologies, Ltd.†	3,700	84,138
Citrix Systems, Inc.†	8,035	202,964
Compuware Corp.†	3,126	30,291
Intuit, Inc.†	13,133	415,134
Nuance Communications, Inc.†	3,508	42,762
Red Hat, Inc.†	38,380	578,387
Salesforce.com, Inc.†	6,540	316,536
Satyam Computer Services, Ltd. ADR	8,300	134,045
		1,907,757
Auction House/Art Dealers — 0.2%
Ritchie Bros. Auctioneers, Inc.	11,700	273,312

Security Description	Shares	Market Value (Note 2)
Audio/Video Products — 0.0%
Harman International Industries, Inc.	883	$30,084
Auto-Heavy Duty Trucks — 0.1%
Oshkosh Corp.	1,057	13,910
PACCAR, Inc.	3,300	126,027
		139,937
Auto/Truck Parts & Equipment-Original — 0.7%
BorgWarner, Inc.	2,063	67,604
Titan International, Inc.	23,725	505,817
WABCO Holdings, Inc.	5,535	196,714
		770,135
Banks-Commercial — 0.4%
Julius Baer Holding AG(1)	7,065	347,351
SVB Financial Group†	2,100	121,632
		468,983
Banks-Fiduciary — 0.6%
Northern Trust Corp.	9,445	681,929
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	1,170	94,244
Beverages-Non-alcoholic — 0.0%
Hansen Natural Corp.†	1,473	44,558
Beverages-Wine/Spirits — 0.3%
Brown-Forman Corp., Class B	4,052	290,974
Central European Distribution Corp.†	829	37,645
		328,619
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	3,700	52,725
Discovery Communications, Inc., Class C†	3,700	52,392
Liberty Global, Inc., Class A†	3,191	96,687
		201,804
Building & Construction Products-Misc. — 0.0%
USG Corp.†	754	19,302
Building Products-Air & Heating — 0.0%
Lennox International, Inc.	949	31,573
Building Products-Cement — 0.1%
Eagle Materials, Inc.	787	17,605
Martin Marietta Materials, Inc.	779	87,233
		104,838
Building-Heavy Construction — 0.1%
Chicago Bridge & Iron Co., NV NY SHRS	6,800	130,832
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	214	5,311
Building-Residential/Commercial — 0.3%
Centex Corp.	2,300	37,260
KB Home	2,200	43,296
Lennar Corp., Class A	4,200	63,798
NVR, Inc.†	6	3,432
Pulte Homes, Inc.	3,807	53,184
Toll Brothers, Inc.†	3,400	85,782
		286,752

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Cable TV — 0.2%
Cablevision Systems Corp., Class A	4,100	$103,156
DISH Network Corp., Class A†	4,151	87,171
Shaw Communications, Inc., Class B	4,000	81,320
		271,647
Casino Hotels — 0.5%
Boyd Gaming Corp.	2,342	21,921
Las Vegas Sands Corp.†	3,200	115,552
Melco Crown Entertainment, Ltd. ADR†	14,800	59,052
MGM Mirage†	2,376	67,716
Wynn Resorts, Ltd.	3,764	307,293
		571,534
Casino Services — 0.3%
International Game Technology	15,201	261,153
Scientific Games Corp., Class A†	1,314	30,248
		291,401
Cellular Telecom — 1.2%
Leap Wireless International, Inc.†	4,494	171,221
MetroPCS Communications, Inc.†	63,658	890,576
NII Holdings, Inc.†	7,510	284,779
US Cellular Corp.†	142	6,663
		1,353,239
Chemicals-Diversified — 0.9%
Celanese Corp., Class A	2,673	74,603
FMC Corp.	14,490	744,641
Huntsman Corp.	357	4,498
PPG Industries, Inc.	367	21,404
Rohm & Haas Co.	2,278	159,460
		1,004,606
Chemicals-Other — 0.3%
Kingboard Chemical Holdings, Ltd.(1)	117,500	398,093
Chemicals-Specialty — 0.7%
Albemarle Corp.	4,762	146,860
Chemtura Corp.	399	1,819
Ecolab, Inc.	8,651	419,747
International Flavors & Fragrances, Inc.	1,638	64,636
Sigma-Aldrich Corp.	3,182	166,800
Valhi, Inc.	46	828
		800,690
Coal — 1.3%
Alpha Natural Resources, Inc.†	1,430	73,545
Arch Coal, Inc.	7,533	247,760
CONSOL Energy, Inc.	15,520	712,213
Foundation Coal Holdings, Inc.	5,724	203,660
Massey Energy Co.	4,040	144,107
Patriot Coal Corp.†	1,575	45,754
Walter Industries, Inc.	1,134	53,808
		1,480,847
Coatings/Paint — 0.1%
The Sherwin-Williams Co.	2,048	117,064
Commercial Services — 0.5%
Alliance Data Systems Corp.†	1,370	86,831
Iron Mountain, Inc.†	9,329	227,721
Quanta Services, Inc.†	9,418	254,380

Security Description	Shares	Market Value (Note 2)
Commercial Services (continued)
Ticketmaster†	97	$1,041
Weight Watchers International, Inc.	624	22,838
		592,811
Commercial Services-Finance — 2.0%
Equifax, Inc.	3,805	131,082
Global Payments, Inc.	3,419	153,376
H&R Block, Inc.	6,622	150,651
Lender Processing Services, Inc.	451	13,765
Moody's Corp.	5,500	187,000
Morningstar, Inc.†	328	18,194
Paychex, Inc.	14,436	476,821
The Western Union Co.	46,400	1,144,688
Total Systems Services, Inc.	3,327	54,563
Tree.com, Inc.†	17	82
		2,330,222
Computer Aided Design — 0.5%
Ansys, Inc.†	4,723	178,860
Autodesk, Inc.†	11,947	400,822
		579,682
Computer Services — 0.5%
Affiliated Computer Services, Inc., Class A†	506	25,619
Cognizant Technology Solutions Corp., Class A†	16,151	368,727
DST Systems, Inc.†	739	41,377
IHS, Inc.†	881	41,971
Perot Systems Corp., Class A†	8,200	142,270
Unisys Corp.†	3,995	10,986
		630,950
Computer Software — 0.0%
Metavante Technologies, Inc.†	1,828	35,207
Computers-Integrated Systems — 0.7%
Brocade Communications Systems, Inc.†	1,079	6,280
Diebold, Inc.	1,119	37,050
Jack Henry & Associates, Inc.	4,200	85,386
NCR Corp.†	30,371	669,680
Teradata Corp.†	1,792	34,944
		833,340
Computers-Memory Devices — 0.7%
NetApp, Inc.†	21,591	393,604
SanDisk Corp.†	901	17,614
Seagate Technology	20,274	245,721
Western Digital Corp.†	4,505	96,047
		752,986
Computers-Periphery Equipment — 0.1%
Logitech International SA†	4,700	109,604
Consulting Services — 0.2%
FTI Consulting, Inc.†	1,021	73,757
Genpact, Ltd.†	1,176	12,219
SAIC, Inc.†	630	12,745
The Corporate Executive Board Co.	3,894	121,687
		220,408
Consumer Products-Misc. — 0.2%
Clorox Co.	3,966	248,629

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Consumer Products-Misc. (continued)
The Scotts Miracle-Gro Co., Class A	694	$16,406
		265,035
Containers-Metal/Glass — 0.1%
Ball Corp.	298	11,768
Crown Holdings, Inc.†	3,266	72,538
Greif, Inc., Class A	678	44,490
Owens-Illinois, Inc.†	970	28,518
		157,314
Containers-Paper/Plastic — 0.0%
Packaging Corp. of America	492	11,405
Cosmetics & Toiletries — 0.7%
Alberto-Culver Co.	230	6,265
Avon Products, Inc.	17,185	714,380
Bare Escentuals, Inc.†	1,234	13,414
The Estee Lauder Cos., Inc., Class A	1,992	99,421
		833,480
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd.	2,500	51,875
Data Processing/Management — 0.6%
Broadridge Financial Solutions, Inc.	2,851	43,877
Dun & Bradstreet Corp.	2,104	198,533
Fidelity National Information Services, Inc.	3,351	61,859
Fiserv, Inc.†	5,086	240,670
SEI Investments Co.	6,940	154,068
		699,007
Decision Support Software — 0.0%
MSCI, Inc., Class A†	896	21,504
Dental Supplies & Equipment — 0.3%
Dentsply International, Inc.	6,429	241,344
Patterson Cos., Inc.†	4,970	151,138
		392,482
Diagnostic Equipment — 0.1%
Gen-Probe, Inc.†	2,999	159,097
Diagnostic Kits — 0.3%
Idexx Laboratories, Inc.†	4,127	226,160
Inverness Medical Innovations, Inc.†	799	23,970
Qiagen NV†	4,200	82,866
		332,996
Dialysis Centers — 0.2%
DaVita, Inc.†	3,773	215,099
Disposable Medical Products — 0.4%
C.R. Bard, Inc.	4,320	409,838
Distribution/Wholesale — 0.6%
Fastenal Co.	6,028	297,723
LKQ Corp.†	2,757	46,786
Tech Data Corp.†	153	4,567
WESCO International, Inc.†	628	20,209
WW Grainger, Inc.	3,457	300,656
		669,941
Diversified Financial Services — 0.3%
IntercontinentalExchange, Inc.†	3,636	293,353

Security Description	Shares	Market Value (Note 2)
Diversified Manufacturing Operations — 1.2%
Carlisle Cos., Inc.	135	$4,046
Cooper Industries, Ltd., Class A	2,695	107,665
Dover Corp.	3,372	136,735
Eaton Corp.	1,514	85,056
Harsco Corp.	4,115	153,037
Ingersoll-Rand Co., Ltd., Class A	1,116	34,786
ITT Corp.	6,903	383,876
Parker Hannifin Corp.	3,413	180,889
SPX Corp.	1,087	83,699
Textron, Inc.	5,072	148,508
The Brink's Co.	826	50,402
		1,368,699
E-Commerce/Services — 0.8%
Ctrip.com International, Ltd. ADR	13,100	505,791
Expedia, Inc.†	17,100	258,381
IAC/InterActive Corp.†	242	4,187
Priceline.com, Inc.†	2,784	190,509
		958,868
E-Marketing/Info — 0.1%
Digital River, Inc.†	3,200	103,680
Electric Products-Misc. — 0.3%
AMETEK, Inc.	6,672	272,017
Molex, Inc.	780	17,511
		289,528
Electric-Generation — 0.1%
The AES Corp.†	13,672	159,826
Electric-Integrated — 0.4%
Allegheny Energy, Inc.	3,420	125,753
Constellation Energy Group, Inc.	3,321	80,700
DPL, Inc.	178	4,414
PPL Corp.	7,591	281,019
Sierra Pacific Resources	1,256	12,033
		503,919
Electronic Components-Misc. — 0.2%
AVX Corp.	84	856
Garmin, Ltd.†	2,607	88,481
Gentex Corp.	8,106	115,916
Jabil Circuit, Inc.	8,352	79,678
		284,931
Electronic Components-Semiconductors — 2.9%
Advanced Micro Devices, Inc.†	1,543	8,101
Altera Corp.	18,001	372,261
Broadcom Corp., Class A†	25,837	481,343
Cavium Networks, Inc.†	21,500	302,720
Cree, Inc.†	753	17,153
Fairchild Semiconductor International, Inc.†	5,700	50,673
International Rectifier Corp.†	325	6,182
Intersil Corp., Class A	4,459	73,930
LSI Corp.†	9,833	52,705
MEMC Electronic Materials, Inc.†	19,735	557,711
Microchip Technology, Inc.	10,614	312,370
Micron Technology, Inc.†	1,935	7,837
National Semiconductor Corp.	13,868	238,668
NVIDIA Corp.†	11,289	120,905

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Components-Semiconductors (continued)
ON Semiconductor Corp.†	18,472	$124,871
QLogic Corp.†	5,400	82,944
Rambus, Inc.†	2,125	27,306
Silicon Laboratories, Inc.†	5,092	156,324
Xilinx, Inc.	16,184	379,515
		3,373,519
Electronic Connectors — 0.2%
Amphenol Corp., Class A	5,554	222,938
Electronic Design Automation — 0.1%
Synopsys, Inc.†	3,700	73,815
Electronic Forms — 0.1%
Adobe Systems, Inc.†	2,200	86,834
Electronic Measurement Instruments — 3.5%
Agilent Technologies, Inc.†	7,428	220,314
Axsys Technologies, Inc.†	9,066	534,350
FLIR Systems, Inc.†	48,894	1,878,508
Itron, Inc.†	11,094	982,152
National Instruments Corp.	4,703	141,325
Trimble Navigation, Ltd.†	9,370	242,308
		3,998,957
Electronic Parts Distribution — 0.0%
Arrow Electronics, Inc.†	170	4,458
Avnet, Inc.†	1,340	33,004
		37,462
Electronics-Military — 0.2%
L-3 Communications Holdings, Inc.	1,934	190,151
Energy-Alternate Sources — 0.5%
Covanta Holding Corp.†	16,755	401,115
GT Solar International, Inc.†	11,900	129,115
		530,230
Engineering/R&D Services — 1.3%
Aecom Technology Corp.†	1,844	45,067
Fluor Corp.	9,010	501,857
Foster Wheeler, Ltd.†	10,533	380,347
Jacobs Engineering Group, Inc.†	2,479	134,634
KBR, Inc.	2,803	42,802
McDermott International, Inc.†	11,608	296,584
The Shaw Group, Inc.†	1,687	51,842
URS Corp.†	309	11,331
		1,464,464
Engines-Internal Combustion — 0.4%
Cummins, Inc.	10,034	438,687
Enterprise Software/Service — 1.6%
Ariba, Inc.†	52,600	743,238
Autonomy Corp. PLC†(1)	26,300	483,535
BMC Software, Inc.†	8,087	231,531
CA, Inc.	3,691	73,672
Concur Technologies, Inc.†	9,000	344,340
Novell, Inc.†	3,225	16,576
		1,892,892
Entertainment Software — 1.1%
Activision Blizzard, Inc.†	23,766	366,709
Electronic Arts, Inc.†	14,180	524,518

Security Description	Shares	Market Value (Note 2)
Entertainment Software (continued)
THQ, Inc.†	4,700	$56,588
UBISOFT Entertainment†(1)	4,999	346,785
		1,294,600
Filtration/Separation Products — 0.6%
Donaldson Co., Inc.	5,886	246,682
Pall Corp.	11,396	391,909
		638,591
Finance-Consumer Loans — 0.1%
SLM Corp.†	8,417	103,866
Finance-Investment Banker/Broker — 0.4%
E*TRADE Financial Corp.†	1,515	4,242
Interactive Brokers Group, Inc., Class A†	3,200	70,944
Investment Technology Group, Inc.†	814	24,770
Lazard, Ltd., Class A	4,197	179,464
optionsXpress Holdings, Inc.	3,400	66,028
TD Ameritrade Holding Corp.†	4,948	80,157
		425,605
Finance-Other Services — 0.3%
MF Global, Ltd.†	913	3,962
The NASDAQ OMX Group†	11,599	354,582
		358,544
Food-Confectionery — 0.1%
The Hershey Co.	4,277	169,113
Food-Dairy Products — 0.0%
Dean Foods Co.†	2,151	50,247
Food-Meat Products — 0.0%
Tyson Foods, Inc., Class A	630	7,522
Food-Misc. — 0.5%
Campbell Soup Co.	2,217	85,576
H.J. Heinz Co.	3,560	177,893
McCormick & Co., Inc.	7,656	294,374
		557,843
Food-Retail — 0.1%
Whole Foods Market, Inc.	2,853	57,146
Forestry — 0.1%
Plum Creek Timber Co., Inc.	1,135	56,591
Funeral Services & Related Items — 0.0%
Hillenbrand, Inc.	1,270	25,603
Garden Products — 0.0%
Toro Co.	763	31,512
Gas-Distribution — 0.1%
CenterPoint Energy, Inc.	4,228	61,602
Energen Corp.	276	12,497
		74,099
Gold Mining — 0.2%
Agnico-Eagle Mines, Ltd.	3,400	187,238
Hazardous Waste Disposal — 0.3%
Stericycle, Inc.†	5,054	297,731
Health Care Cost Containment — 0.7%
McKesson Corp.	15,500	834,055
Hospital Beds/Equipment — 0.0%
Hill-Rom Holdings, Inc.	173	5,244

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Hospital Beds/Equipment (continued)
Kinetic Concepts, Inc.†	1,151	$32,907
		38,151
Hotels/Motels — 0.6%
Choice Hotels International, Inc.	3,913	106,042
Marriott International, Inc., Class A	12,515	326,516
Orient-Express Hotels, Ltd., Class A	734	17,712
Starwood Hotels & Resorts Worldwide, Inc.	6,700	188,538
		638,808
Human Resources — 0.4%
Hewitt Associates, Inc., Class A†	1,982	72,224
Manpower, Inc.	2,122	91,586
Monster Worldwide, Inc.†	8,633	128,718
Robert Half International, Inc.	7,608	188,298
		480,826
Identification Systems — 0.1%
Cogent, Inc.†	9,300	95,046
Independent Power Producers — 0.2%
Calpine Corp.†	7,205	93,665
Mirant Corp.†	2,418	44,225
NRG Energy, Inc.†	1,810	44,798
		182,688
Industrial Audio & Video Products — 0.2%
Dolby Laboratories, Inc., Class A†	5,427	190,976
Industrial Automated/Robotic — 0.1%
Rockwell Automation, Inc.	2,987	111,535
Industrial Gases — 0.1%
Airgas, Inc.	1,685	83,660
Instruments-Controls — 0.1%
Mettler Toledo International, Inc.†	706	69,188
Instruments-Scientific — 0.4%
Applied Biosystems, Inc.	3,433	117,580
PerkinElmer, Inc.	1,077	26,893
Waters Corp.†	4,837	281,417
		425,890
Insurance Brokers — 0.1%
AON Corp.	2,000	89,920
Brown & Brown, Inc.	560	12,107
Erie Indemnity Co., Class A	52	2,198
		104,225
Insurance-Multi-line — 0.8%
ACE, Ltd.	5,800	313,954
Assurant, Inc.	9,500	522,500
HCC Insurance Holdings, Inc.	3,300	89,100
		925,554
Insurance-Property/Casualty — 0.1%
Arch Capital Group, Ltd.†	1,800	131,454
Philadelphia Consolidated Holding Co.†	407	23,838
W.R. Berkley Corp.	149	3,509
		158,801

Security Description	Shares	Market Value (Note 2)
Insurance-Reinsurance — 0.2%
Axis Capital Holdings, Ltd.	3,306	$104,833
RenaissanceRe Holdings, Ltd.	2,000	104,000
Transatlantic Holdings, Inc.	132	7,174
		216,007
Internet Content-Information/News — 0.1%
Baidu.com ADR†	600	148,938
HLTH Corp.†	1,073	12,264
WebMD Health Corp., Class A†	158	4,699
		165,901
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	3,424	59,715
F5 Networks, Inc.†	5,867	137,170
		196,885
Internet Security — 1.1%
McAfee, Inc.†	28,065	953,087
Symantec Corp.†	5,200	101,816
VeriSign, Inc.†	10,163	265,051
		1,319,954
Investment Management/Advisor Services — 1.0%
Affiliated Managers Group, Inc.†	2,033	168,434
Eaton Vance Corp.	6,585	231,989
Federated Investors, Inc., Class B	4,926	142,115
GLG Partners, Inc.	999	5,415
Invesco, Ltd.	994	20,854
Janus Capital Group, Inc.	8,481	205,919
T. Rowe Price Group, Inc.	5,285	283,857
Waddell & Reed Financial, Inc., Class A	1,764	43,659
		1,102,242
Lasers-System/Components — 0.1%
Cymer, Inc.†	3,000	75,990
II-VI, Inc.†	2,100	81,186
		157,176
Leisure Products — 0.1%
WMS Industries, Inc.†	2,300	70,311
Machine Tools & Related Products — 0.0%
Kennametal, Inc.	330	8,949
Lincoln Electric Holdings, Inc.	593	38,136
		47,085
Machinery-Construction & Mining — 0.4%
Bucyrus International, Inc.	1,524	68,092
Joy Global, Inc.	7,103	320,630
Terex Corp.†	2,800	85,456
		474,178
Machinery-Farming — 0.1%
AGCO Corp.†	1,355	57,737
Machinery-General Industrial — 0.6%
IDEX Corp.	4,439	137,698
Roper Industries, Inc.	4,719	268,794
The Manitowoc Co., Inc.	20,246	314,825
		721,317
Machinery-Print Trade — 0.1%
Zebra Technologies Corp., Class A†	2,936	81,768

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Machinery-Pumps — 0.8%
Flowserve Corp.	9,331	$828,313
Graco, Inc.	3,833	136,493
		964,806
Marine Services — 0.2%
Aegean Marine Petroleum Network, Inc.	11,000	245,850
Medical Information Systems — 0.1%
Cerner Corp.†	1,376	61,425
IMS Health, Inc.	805	15,222
		76,647
Medical Instruments — 2.9%
ArthroCare Corp.†	2,300	63,756
Beckman Coulter, Inc.	10,934	776,205
Edwards Lifesciences Corp.†	2,517	145,382
Intuitive Surgical, Inc.†	3,287	792,101
St. Jude Medical, Inc.†	32,312	1,405,249
Techne Corp.†	2,686	193,714
		3,376,407
Medical Labs & Testing Services — 1.4%
Covance, Inc.†	2,579	228,009
ICON PLC ADR†	19,200	734,400
Laboratory Corp. of America Holdings†	4,565	317,268
Quest Diagnostics, Inc.	5,794	299,376
		1,579,053
Medical Products — 1.4%
American Medical Systems Holdings, Inc.†	5,400	95,904
Becton Dickinson & Co.	1,000	80,260
Henry Schein, Inc.†	4,804	258,648
Hospira, Inc.†	466	17,801
Varian Medical Systems, Inc.†	17,856	1,020,113
Zimmer Holdings, Inc.†	1,300	83,928
		1,556,654
Medical-Biomedical/Gene — 2.7%
Abraxis Bioscience, Inc.†	140	9,654
Alexion Pharmaceuticals, Inc.†	12,800	503,040
Amylin Pharmaceuticals, Inc.†	13,790	278,834
Biogen Idec, Inc.†	1,700	85,493
Charles River Laboratories International, Inc.†	18,729	1,040,021
Illumina, Inc.†	7,648	309,973
Invitrogen Corp.†	2,972	112,342
Martek Biosciences Corp.	2,200	69,124
Millipore Corp.†	2,321	159,685
Myriad Genetics, Inc.†	1,700	110,296
Sequenom, Inc.†	8,600	228,932
Vertex Pharmaceuticals, Inc.†	5,219	173,480
		3,080,874
Medical-Drugs — 2.6%
Allergan, Inc.	12,329	634,944
Auxilium Pharmaceuticals, Inc.†	23,700	767,880
Cephalon, Inc.†	10,379	804,269
Elan Corp. PLC ADR†	5,300	56,551

Security Description	Shares	Market Value (Note 2)
Medical-Drugs (continued)
Endo Pharmaceuticals Holdings, Inc.†	2,220	$44,400
Forest Laboratories, Inc.†	540	15,271
Sepracor, Inc.†	2,194	40,172
Shionogi & Co., Ltd.(1)	32,000	647,489
		3,010,976
Medical-Generic Drugs — 0.1%
Barr Pharmaceuticals, Inc.†	651	42,510
Mylan, Inc.†	1,140	13,019
Perrigo Co.	1,585	60,959
Watson Pharmaceuticals, Inc.†	1,050	29,925
		146,413
Medical-HMO — 0.4%
CIGNA Corp.	3,295	111,964
Coventry Health Care, Inc.†	3,080	100,254
Health Net, Inc.†	3,618	85,385
Humana, Inc.†	4,356	179,467
WellCare Health Plans, Inc.†	849	30,564
		507,634
Medical-Hospitals — 0.1%
Community Health Systems, Inc.†	441	12,926
Health Management Associates, Inc., Class A†	3,277	13,632
Tenet Healthcare Corp.†	5,519	30,631
		57,189
Medical-Outpatient/Home Medical — 0.1%
Lincare Holdings, Inc.†	3,957	119,066
Medical-Wholesale Drug Distribution — 0.0%
AmerisourceBergen Corp.	400	15,060
Metal Processors & Fabrication — 0.5%
Precision Castparts Corp.	6,635	522,705
Timken Co.	86	2,438
		525,143
Metal-Aluminum — 0.0%
Century Aluminum Co.†	351	9,719
Metal-Iron — 0.5%
Cleveland-Cliffs, Inc.	11,272	596,740
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	258	10,090
John Bean Technologies Corp.†	563	7,128
		17,218
Motion Pictures & Services — 0.6%
Ascent Media Corp., Class A†	370	9,032
DreamWorks Animation SKG, Inc., Class A†	20,726	651,832
		660,864
Motorcycle/Motor Scooter — 0.2%
Harley-Davidson, Inc.	7,375	275,088
Multimedia — 0.8%
FactSet Research Systems, Inc.	4,019	209,993
Liberty Media Corp. - Entertainment, Series A†	10,515	262,559
The McGraw-Hill Cos., Inc.	9,356	295,743
WPP Group PLC ADR	3,101	126,211
		894,506

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Music — 0.0%
Warner Music Group Corp.	287	$2,181
Networking Products — 1.1%
Atheros Communications, Inc.†	32,700	771,066
Juniper Networks, Inc.†	24,883	524,285
		1,295,351
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	321	3,640
Non-Hazardous Waste Disposal — 0.6%
Republic Services, Inc.	23,118	693,078
Office Automation & Equipment — 0.1%
Pitney Bowes, Inc.	3,819	127,020
Oil & Gas Drilling — 1.7%
Atwood Oceanics, Inc.†	1,138	41,423
Diamond Offshore Drilling, Inc.	3,400	350,404
ENSCO International, Inc.	2,741	157,964
Nabors Industries, Ltd.†	8,508	212,020
Noble Corp.	5,469	240,089
Patterson-UTI Energy, Inc.	1,943	38,899
Pride International, Inc.†	2,448	72,485
Rowan Cos., Inc.	802	24,501
SeaDrill, Ltd.(1)	35,500	729,643
Unit Corp.†	732	36,468
		1,903,896
Oil Companies-Exploration & Production — 3.2%
Bill Barrett Corp.†	2,700	86,697
Cabot Oil & Gas Corp.	5,655	204,372
Chesapeake Energy Corp.	12,100	433,906
CNX Gas Corp.†	562	12,583
Compton Petroleum Corp.†	10,400	57,096
Concho Resources, Inc.†	6,700	184,987
Continental Resources, Inc.†	605	23,734
Denbury Resources, Inc.†	5,007	95,333
Encore Acquisition Co.†	273	11,406
Equitable Resources, Inc.	2,663	97,679
Forest Oil Corp.†	12,800	634,880
Mariner Energy, Inc.†	5,704	116,932
Newfield Exploration Co.†	6,600	211,134
Noble Energy, Inc.	224	12,452
PetroHawk Energy Corp.†	4,816	104,170
Plains Exploration & Production Co.†	5,395	189,688
Questar Corp.	1,337	54,710
Quicksilver Resources, Inc.†	2,107	41,361
Range Resources Corp.	3,140	134,612
SandRidge Energy, Inc.†	5,819	114,052
Southwestern Energy Co.†	6,959	212,528
St. Mary Land & Exploration Co.	517	18,431
Ultra Petroleum Corp.†	4,900	271,166
W&T Offshore, Inc.	614	16,756
Whiting Petroleum Corp.†	4,561	325,017
		3,665,682
Oil Companies-Integrated — 0.5%
Murphy Oil Corp.	9,466	607,149
Oil Field Machinery & Equipment — 1.3%
Cameron International Corp.†	13,010	501,405
Complete Production Services, Inc.†	3,200	64,416

Security Description	Shares	Market Value (Note 2)
Oil Field Machinery & Equipment (continued)
Dresser-Rand Group, Inc.†	1,750	$55,073
Dril-Quip, Inc.†	11,000	477,290
FMC Technologies, Inc.†	9,006	419,229
		1,517,413
Oil Refining & Marketing — 0.2%
Frontier Oil Corp.	2,116	38,977
Holly Corp.	869	25,131
Sunoco, Inc.	3,613	128,551
Tesoro Corp.	816	13,456
		206,115
Oil-Field Services — 1.2%
BJ Services Co.	10,900	208,517
Core Laboratories NV	3,300	334,356
Global Industries, Ltd.†	1,497	10,389
Helix Energy Solutions Group, Inc.†	160	3,885
Key Energy Services, Inc.†	426	4,942
Oceaneering International, Inc.†	1,122	59,825
Oil States International, Inc.†	669	23,649
SEACOR Holdings, Inc.†	49	3,868
Smith International, Inc.	10,090	591,678
Superior Energy Services, Inc.†	1,643	51,163
TETRA Technologies, Inc.†	8,718	120,744
		1,413,016
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	907	16,126
Paper & Related Products — 0.0%
Rayonier, Inc.	196	9,281
Patient Monitoring Equipment — 0.1%
Masimo Corp.†	2,500	93,000
Pharmacy Services — 0.6%
Express Scripts, Inc.†	9,683	714,799
Omnicare, Inc.	158	4,546
		719,345
Physical Therapy/Rehabilitation Centers — 0.5%
Psychiatric Solutions, Inc.†	13,800	523,710
Physicians Practice Management — 0.0%
Pediatrix Medical Group, Inc.†	820	44,214
Pipelines — 0.1%
El Paso Corp.	3,058	39,020
Williams Cos., Inc.	5,500	130,075
		169,095
Power Converter/Supply Equipment — 1.1%
Hubbell, Inc., Class B	497	17,420
SunPower Corp., Class A†	4,520	320,604
SunPower Corp., Class B†	6,340	437,777
Vestas Wind Systems A/S†(1)	5,225	454,857
		1,230,658
Printing-Commercial — 0.1%
VistaPrint, Ltd.†	3,300	108,372
Private Corrections — 0.1%
Corrections Corp. of America†	2,254	56,012
Publishing-Books — 0.0%
John Wiley & Sons, Inc., Class A	820	33,169

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Racetracks — 0.0%
Penn National Gaming, Inc.†	1,509	$40,094
Radio — 0.0%
Sirius XM Radio, Inc.†	60,421	34,440
Real Estate Investment Trusts — 0.3%
Apartment Investment & Management Co., Class A	567	19,856
Camden Property Trust	684	31,368
Digital Realty Trust, Inc.	995	47,014
Essex Property Trust, Inc.	113	13,371
Federal Realty Investment Trust	351	30,046
General Growth Properties, Inc.	2,433	36,738
HCP, Inc.	604	24,239
Health Care REIT, Inc.	218	11,604
Kilroy Realty Corp.	59	2,820
Nationwide Health Properties, Inc.	180	6,476
Taubman Centers, Inc.	1,074	53,700
The Macerich Co.	1,521	96,812
Ventas, Inc.	465	22,980
		397,024
Real Estate Management/Services — 0.0%
CB Richard Ellis Group, Inc., Class A†	1,216	16,258
Real Estate Operations & Development — 0.1%
Forest City Enterprises, Inc., Class A	1,510	46,312
The St. Joe Co.†	1,580	61,762
		108,074
Rental Auto/Equipment — 0.0%
Hertz Global Holdings, Inc.†	361	2,733
Research & Development — 1.0%
Pharmaceutical Product Development, Inc.	27,074	1,119,510
Respiratory Products — 0.1%
ResMed, Inc.†	3,472	149,296
Retail-Apparel/Shoe — 1.5%
Abercrombie & Fitch Co., Class A	1,760	69,432
Aeropostale, Inc.†	15,300	491,283
American Eagle Outfitters, Inc.	2,462	37,546
AnnTaylor Stores Corp.†	3,643	75,192
Guess?, Inc.	1,227	42,687
Hanesbrands, Inc.†	1,914	41,629
Limited Brands, Inc.	3,792	65,677
Men's Wearhouse, Inc.	4,250	90,270
Nordstrom, Inc.	3,703	106,720
Phillips-Van Heusen Corp.	916	34,726
Ross Stores, Inc.	8,213	302,321
The Children's Place Retail Stores, Inc.†	3,500	116,725
The Gap, Inc.	4,894	87,015
Urban Outfitters, Inc.†	5,411	172,449
		1,733,672
Retail-Auto Parts — 0.3%
Advance Auto Parts, Inc.	4,439	176,051
AutoZone, Inc.†	837	103,235
O'Reilly Automotive, Inc.†	4,395	117,654
		396,940

Security Description	Shares	Market Value (Note 2)
Retail-Automobile — 0.1%
CarMax, Inc.†	4,450	$62,300
Copart, Inc.†	1,362	51,756
		114,056
Retail-Bedding — 0.3%
Bed Bath & Beyond, Inc.†	10,137	318,403
Retail-Catalog Shopping — 0.0%
MSC Industrial Direct Co., Inc., Class A	901	41,509
Retail-Computer Equipment — 0.1%
GameStop Corp., Class A†	3,322	113,646
Retail-Discount — 0.7%
Big Lots, Inc.†	25,256	702,875
Dollar Tree, Inc.†	1,831	66,575
Family Dollar Stores, Inc.	3,722	88,211
HSN, Inc.†	97	1,068
		858,729
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	1,800	75,690
Retail-Jewelry — 0.3%
Tiffany & Co.	8,666	307,816
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	5,091	82,372
Retail-Major Department Stores — 0.5%
TJX Cos., Inc.	19,243	587,296
Retail-Office Supplies — 0.1%
Staples, Inc.	5,000	112,500
Retail-Pet Food & Supplies — 0.1%
PetSmart, Inc.	5,891	145,567
Retail-Regional Department Stores — 0.2%
Kohl's Corp.†	4,790	220,723
Retail-Restaurants — 2.1%
Brinker International, Inc.	2,060	36,853
Burger King Holdings, Inc.	29,133	715,507
Chipotle Mexican Grill, Inc., Class A†	671	37,234
Chipotle Mexican Grill, Inc., Class B†	1,100	51,425
Darden Restaurants, Inc.	2,851	81,624
Panera Bread Co., Class A†	2,640	134,376
Starbucks Corp.†	23,916	355,631
Tim Hortons, Inc.	9,187	272,211
Wendy's/Arby's Group, Inc., Class A	6,800	35,768
Yum! Brands, Inc.	21,741	708,974
		2,429,603
Retail-Sporting Goods — 1.3%
Dick's Sporting Goods, Inc.†	57,018	1,116,412
Zumiez, Inc.†	23,700	390,576
		1,506,988
Rubber-Tires — 0.0%
The Goodyear Tire & Rubber Co.†	3,148	48,196
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	62	1,494

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Savings & Loans/Thrifts — 0.1%
Capitol Federal Financial	160	$7,093
Hudson City Bancorp, Inc.	3,666	67,638
		74,731
Schools — 1.2%
Apollo Group, Inc., Class A†	6,214	368,490
DeVry, Inc.	4,247	210,396
ITT Educational Services, Inc.†	8,290	670,744
New Oriental Education & Technology Group, Inc. ADR†	1,600	102,784
Strayer Education, Inc.	290	58,076
		1,410,490
Semiconductor Components-Integrated Circuits — 1.1%
Analog Devices, Inc.	14,504	382,180
Atmel Corp.†	5,785	19,611
Cypress Semiconductor Corp.†	3,064	15,994
Integrated Device Technology, Inc.†	8,568	66,659
Linear Technology Corp.	12,315	377,578
Marvell Technology Group, Ltd.†	27,772	258,280
Maxim Integrated Products, Inc.	5,146	93,143
		1,213,445
Semiconductor Equipment — 0.4%
KLA-Tencor Corp.	5,040	159,516
Lam Research Corp.†	4,727	148,853
Novellus Systems, Inc.†	612	12,020
Teradyne, Inc.†	10,589	82,700
Varian Semiconductor Equipment Associates, Inc.†	4,309	108,242
		511,331
Soap & Cleaning Preparation — 0.1%
Church & Dwight Co., Inc.	1,353	84,008
Steel Pipe & Tube — 0.1%
Valmont Industries, Inc.	1,485	122,795
Steel-Producers — 0.2%
AK Steel Holding Corp.	2,279	59,072
Carpenter Technology Corp.	4,260	109,269
Schnitzer Steel Industries, Inc., Class A	57	2,237
Steel Dynamics, Inc.	984	16,816
		187,394
Steel-Specialty — 0.1%
Allegheny Technologies, Inc.	2,058	60,814
Telecom Equipment-Fiber Optics — 0.1%
Ciena Corp.†	1,772	17,862
JDS Uniphase Corp.†	11,350	96,021
		113,883
Telecom Services — 0.2%
Amdocs, Ltd.†	1,692	46,327
Clearwire Corp., Class A†	1,221	14,505
Embarq Corp.	1,510	61,231
NeuStar, Inc., Class A†	5,878	116,913
		238,976
Telecommunication Equipment — 0.9%
CommScope, Inc.†	1,421	49,223

Security Description	Shares	Market Value (Note 2)
Telecommunication Equipment (continued)
Harris Corp.	2,741	$126,634
Nice Systems, Ltd. ADR†	31,577	860,158
		1,036,015
Telephone-Integrated — 0.2%
Frontier Communications Corp.	1,465	16,847
Level 3 Communications, Inc.†	31,583	85,274
Qwest Communications International, Inc.	15,212	49,135
Telephone and Data Systems, Inc.	900	32,175
Windstream Corp.	4,533	49,591
		233,022
Television — 0.3%
Central European Media Enterprises, Ltd., Class A†	3,833	250,678
CTC Media, Inc.†	6,472	97,080
		347,758
Therapeutics — 0.5%
BioMarin Pharmaceuticals, Inc.†	5,605	148,476
ImClone Systems, Inc.†	724	45,207
Onyx Pharmaceuticals, Inc.†	6,400	231,552
Warner Chilcott, Ltd., Class A†	7,968	120,476
		545,711
Tobacco — 0.1%
Lorillard, Inc.	1,854	131,912
Toys — 0.3%
Hasbro, Inc.	1,051	36,491
Marvel Entertainment, Inc.†	7,939	271,037
Mattel, Inc.	4,900	88,396
		395,924
Transport-Equipment & Leasing — 0.0%
GATX Corp.	112	4,432
Transport-Marine — 0.1%
Frontline, Ltd.	1,078	51,819
Kirby Corp.†	1,097	41,620
Tidewater, Inc.	55	3,045
		96,484
Transport-Rail — 0.1%
Kansas City Southern†	1,515	67,205
Transport-Services — 0.8%
C.H. Robinson Worldwide, Inc.	9,170	467,303
Expeditors International of Washington, Inc.	12,341	429,960
Ryder System, Inc.	385	23,870
UTi Worldwide, Inc.	1,830	31,147
		952,280
Transport-Truck — 0.3%
Con-way, Inc.	152	6,705
J.B. Hunt Transport Services, Inc.	1,660	55,394
Landstar System, Inc.	7,173	316,042
		378,141
Travel Services — 0.0%
Interval Leisure Group, Inc.†	97	1,009
Veterinary Diagnostics — 0.0%
VCA Antech, Inc.†	1,716	50,571

Seasons Series Trust Mid Cap Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	1,325	$52,364
NBTY, Inc.†	533	15,734
		68,098
Water Treatment Systems — 0.0%
Nalco Holding Co.	2,665	49,409
Web Hosting/Design — 0.8%
Equinix, Inc.†	12,965	900,549
Web Portals/ISP — 0.6%
NetEase.com, Inc. ADR†	23,300	531,240
Sina Corp.†	3,300	116,160
Sohu.com, Inc.†	577	32,168
		679,568
Wire & Cable Products — 0.1%
General Cable Corp.†	2,573	91,676
Wireless Equipment — 0.9%
American Tower Corp., Class A†	18,871	678,790
Crown Castle International Corp.†	1,189	34,445
SBA Communications Corp., Class A†	13,111	339,182
		1,052,417
X-Ray Equipment — 0.1%
Hologic, Inc.†	7,903	152,765
Total Common Stock (cost $123,563,752)		110,993,546
EXCHANGE TRADED FUNDS — 1.0%
Index Fund — 1.0%
iShares Russell Midcap Growth Index Fund	12,700	551,561
Oil Service HOLDRs Trust	3,700	542,790
Total Exchange Traded Funds (cost $2,067,149)		1,094,351
RIGHTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc.† Expires 12/31/10 (cost $574)	574	373
Total Long-Term Investment Securities (cost $125,631,475)		112,088,270

Security Description	Shares/ Principal Amount	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 0.1%
Registered Investment Companies — 0.0%
T. Rowe Price Reserve Investment Fund	5,879	$5,879
U.S. Government Treasury — 0.1%
United States Treasury Bills 1.56% due 12/04/08(2)	$60,000	59,920
Total Short-Term Investment Securities (cost $65,714)		65,799
REPURCHASE AGREEMENTS — 1.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.10%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $186,001 and collateralized by $190,000 of United States Treasury Bills, bearing interest at 0.52% due 12/26/08 and having an approximate value of $189,763	186,000	186,000
BNP Paribas SA Joint Repurchase Agreement(3)	1,860,000	1,860,000
Total Repurchase Agreements (cost $2,046,000)		2,046,000
TOTAL INVESTMENTS (cost $127,743,189)(4)	99.2%	114,200,069
Other assets less liabilities	0.8	891,551
NET ASSETS	100.0%	$115,091,620

†  Non-income producing security

(1)  Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value procedures for foreign equity securities.

(2)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(3)  See Note 2 for details of Joint Repurchase Agreements

(4)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

NY SHRS — New York Shares

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
2	Long	S&P Midcap 400 Index	December 2008	$757,059	$730,300	$(26,759)

See Notes to Financial Statements

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Electric-Integrated	9.9%
Real Estate Investment Trusts	4.6
Oil Companies-Exploration & Production	4.4
Repurchase Agreements	4.1
Banks-Commercial	2.8
Telephone-Integrated	2.5
Insurance-Life/Health	2.0
Insurance-Property/Casualty	1.9
Food-Retail	1.9
Insurance-Reinsurance	1.8
Consumer Products-Misc.	1.7
Gas-Distribution	1.7
Diversified Manufacturing Operations	1.6
Insurance-Multi-line	1.6
Telecom Services	1.5
Food-Misc.	1.4
Telecommunication Equipment	1.4
Insurance Brokers	1.4
Oil-Field Services	1.3
Chemicals-Specialty	1.3
Savings & Loans/Thrifts	1.3
Banks-Super Regional	1.2
Distribution/Wholesale	1.1
Non-Hazardous Waste Disposal	1.1
Forestry	1.1
Paper & Related Products	1.1
Containers-Paper/Plastic	1.1
Beverages-Non-alcoholic	1.0
Medical-Generic Drugs	1.0
Commercial Services	1.0
Investment Management/Advisor Services	1.0
Medical Products	1.0
Containers-Metal/Glass	0.9
Medical-Drugs	0.9
Retail-Apparel/Shoe	0.9
Retail-Regional Department Stores	0.9
Auto/Truck Parts & Equipment-Original	0.9
Cable TV	0.8
Tools-Hand Held	0.8
Retail-Major Department Stores	0.8
Electronic Connectors	0.8
Internet Security	0.8
Oil & Gas Drilling	0.7
Commercial Services-Finance	0.7
Advertising Agencies	0.7
Building-Residential/Commercial	0.7
Printing-Commercial	0.7
Index Fund	0.7
Food-Meat Products	0.7
Metal Processors & Fabrication	0.7
Medical Labs & Testing Services	0.6
Telecom Equipment-Fiber Optics	0.6
Tobacco	0.6
Pipelines	0.6
Home Decoration Products	0.5
Banks-Fiduciary	0.5
Food-Dairy Products	0.5
Chemicals-Diversified	0.5
Retail-Restaurants	0.5
Medical-HMO	0.5
Rubber-Tires	0.4
Computer Aided Design	0.4
Transport-Services	0.4
Enterprise Software/Service	0.4
Toys	0.4
Physical Therapy/Rehabilitation Centers	0.4
Retail-Office Supplies	0.4
Steel-Producers	0.4
Computers-Memory Devices	0.4
Coatings/Paint	0.4
Entertainment Software	0.4
Oil Field Machinery & Equipment	0.3
Medical Information Systems	0.3
Airlines	0.3
Publishing-Newspapers	0.3
Agricultural Operations	0.3
Engines-Internal Combustion	0.3
Transport-Truck	0.3
Engineering/R&D Services	0.3
Auto-Cars/Light Trucks	0.3
Power Converter/Supply Equipment	0.3
Medical Instruments	0.3
Aerospace/Defense-Equipment	0.3
Building & Construction Products-Misc.	0.3
Retail-Auto Parts	0.3
Finance-Consumer Loans	0.3
Finance-Investment Banker/Broker	0.3
Hospital Beds/Equipment	0.3
Electronic Components-Semiconductors	0.3
E-Commerce/Services	0.2
Office Automation & Equipment	0.2
Instruments-Scientific	0.2
Broadcast Services/Program	0.2
Semiconductor Components-Integrated Circuits	0.2
Computer Services	0.2
Industrial Gases	0.2
Independent Power Producers	0.2
Television	0.2
Apparel Manufacturers	0.2
Finance-Commercial	0.2
Medical-Hospitals	0.2
Quarrying	0.2
Diversified Operations	0.2
Transport-Marine	0.1
Investment Companies	0.1
Aerospace/Defense	0.1
Oil Refining & Marketing	0.1
Finance-Credit Card	0.1
Wireless Equipment	0.1
Building Products-Wood	0.1
Finance-Other Services	0.1
Multimedia	0.1
Computers	0.1
Appliances	0.1
Food-Confectionery	0.1
Batteries/Battery Systems	0.1
Retail-Discount	0.1
Beverages-Wine/Spirits	0.1
Brewery	0.1
Medical-Wholesale Drug Distribution	0.1

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited) (continued)

Vitamins & Nutrition Products	0.1%
Electronic Parts Distribution	0.1
Office Supplies & Forms	0.1
Electronic Design Automation	0.1
Medical-Biomedical/Gene	0.1
Photo Equipment & Supplies	0.1
Computers-Integrated Systems	0.1
Data Processing/Management	0.1
Wire & Cable Products	0.1
Rental Auto/Equipment	0.1
Linen Supply & Related Items	0.1
Textile-Home Furnishings	0.1
Water	0.1
Financial Guarantee Insurance	0.1
Hotels/Motels	0.1
Building Products-Air & Heating	0.1
Human Resources	0.1
Consulting Services	0.1
Machinery-Construction & Mining	0.1
Real Estate Management/Services	0.1
Computers-Periphery Equipment	0.1
Pharmacy Services	0.1
Cruise Lines	0.1
Machinery-Pumps	0.1
Electronic Components-Misc.	0.1
Electronics-Military	0.1
Semiconductor Equipment	0.1
Machine Tools & Related Products	0.1
100.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 95.6%
Advertising Agency — 0.7%
Interpublic Group of Cos., Inc.†	163,301	$1,265,583
Advertising Sales — 0.0%
Clear Channel Outdoor Holdings, Inc., Class A†	302	4,131
Aerospace/Defense — 0.1%
Rockwell Collins, Inc.	3,637	174,903
Spirit Aerosystems Holdings, Inc., Class A†	3,544	56,952
		231,855
Aerospace/Defense-Equipment — 0.3%
Alliant Techsystems, Inc.†	4,361	409,672
BE Aerospace, Inc.†	235	3,720
DRS Technologies, Inc.	1,365	104,764
		518,156
Agricultural Chemicals — 0.0%
Intrepid Potash, Inc.†	507	15,281
Agricultural Operations — 0.3%
Archer-Daniels-Midland Co.	14,000	306,740
Bunge, Ltd.	4,086	258,153
		564,893
Airlines — 0.3%
AMR Corp.†	4,198	41,224
Continental Airlines, Inc., Class B†	3,718	62,016
Copa Holdings SA, Class A	264	8,580
Delta Air Lines, Inc.†	4,923	36,676
Northwest Airlines Corp.†	8,259	74,579
Southwest Airlines Co.	24,550	356,221
		579,296
Apparel Manufacturers — 0.2%
Jones Apparel Group, Inc.	2,932	54,271
VF Corp.	2,957	228,606
		282,877
Appliances — 0.1%
Whirlpool Corp.	2,495	197,829
Applications Software — 0.0%
Compuware Corp.†	3,659	35,456
Audio/Video Products — 0.0%
Harman International Industries, Inc.	501	17,069
Auto-Cars/Light Trucks — 0.3%
Ford Motor Co.†	72,782	378,466
General Motors Corp.	16,253	153,591
		532,057
Auto-Heavy Duty Trucks — 0.0%
Oshkosh Corp.	764	10,054
Auto/Truck Parts & Equipment-Original — 0.9%
ArvinMeritor, Inc.	30,400	396,416
Autoliv, Inc.	2,395	80,831
BorgWarner, Inc.	10,590	347,034
Federal-Mogul Corp., Class A†	770	9,664
Johnson Controls, Inc.	19,683	596,985
Tenneco, Inc.†	2,234	23,748
TRW Automotive Holdings Corp.†	1,700	27,047
		1,481,725

Security Description	Shares	Market Value (Note 2)
Banks-Commercial — 2.8%
Associated Banc-Corp.	4,162	$83,032
BancorpSouth, Inc.	2,789	78,454
Bank of Hawaii Corp.	1,623	86,749
BOK Financial Corp.	753	36,453
City National Corp.	1,356	73,631
Commerce Bancshares, Inc.	14,896	691,174
Cullen/Frost Bankers, Inc.	1,933	115,980
First Citizens BancShares, Inc., Class A	204	36,516
First Horizon National Corp.	6,831	63,938
Fulton Financial Corp.	5,892	64,282
M&T Bank Corp.	15,817	1,411,667
Marshall & Ilsley Corp.	8,777	176,856
Popular, Inc.	9,516	78,888
Regions Financial Corp.	23,271	223,402
Synovus Financial Corp.	36,301	375,715
TCF Financial Corp.	4,283	77,094
UnionBanCal Corp.	35	2,565
Valley National Bancorp	4,531	94,970
Webster Financial Corp.	4,619	116,630
Whitney Holding Corp.	2,172	52,671
Zions Bancorp.	21,551	834,024
		4,774,691
Banks-Fiduciary — 0.5%
Northern Trust Corp.	11,418	824,380
Wilmington Trust Corp.	2,279	65,703
		890,083
Banks-Super Regional — 1.2%
Comerica, Inc.	25,096	822,898
Fifth Third Bancorp	56,335	670,387
Huntington Bancshares, Inc.	33,511	267,753
KeyCorp	16,347	195,183
National City Corp.	25,107	43,937
		2,000,158
Batteries/Battery Systems — 0.1%
Energizer Holdings, Inc.†	2,425	195,334
Beverages-Non-alcoholic — 1.0%
Coca-Cola Enterprises, Inc.	81,752	1,370,981
Dr. Pepper Snapple Group, Inc.†	8,440	223,491
Pepsi Bottling Group, Inc.	4,538	132,373
PepsiAmericas, Inc.	1,966	40,736
		1,767,581
Beverages-Wine/Spirits — 0.1%
Brown-Forman Corp., Class B	736	52,852
Constellation Brands, Inc., Class A†	6,121	131,357
		184,209
Brewery — 0.1%
Molson Coors Brewing Co., Class B	3,858	180,362
Broadcast Services/Program — 0.2%
Discovery Communications, Inc., Class A†	4,589	65,393
Discovery Communications, Inc., Class C†	4,794	67,883
Liberty Global, Inc., Class A†	5,725	173,468
Liberty Media Corp., Class A†	3,774	50,496
		357,240

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building & Construction Products-Misc. — 0.3%
Armstrong World Industries, Inc.	683	$19,739
Owens Corning, Inc.†	18,982	453,859
USG Corp.†	1,023	26,189
		499,787
Building Products-Air & Heating — 0.1%
Lennox International, Inc.	3,279	109,092
Building Products-Cement — 0.0%
Eagle Materials, Inc.	160	3,579
Martin Marietta Materials, Inc.	103	11,534
		15,113
Building Products-Wood — 0.1%
Masco Corp.	12,059	216,338
Building-Mobile Home/Manufactured Housing — 0.0%
Thor Industries, Inc.	846	20,998
Building-Residential/Commercial — 0.7%
Centex Corp.	4,183	67,765
D.R. Horton, Inc.	10,430	135,799
KB Home	2,557	50,322
Lennar Corp., Class A	4,616	70,117
M.D.C Holdings, Inc.	7,310	267,473
NVR, Inc.†	820	469,040
Pulte Homes, Inc.	5,515	77,044
Toll Brothers, Inc.†	4,262	107,530
		1,245,090
Cable TV — 0.8%
Cablevision Systems Corp., Class A	31,434	790,880
Charter Communications, Inc., Class A†	181,815	132,725
DISH Network Corp., Class A†	20,040	420,840
Scripps Networks Interactive, Inc., Class A	2,865	104,028
		1,448,473
Casino Hotels — 0.0%
Boyd Gaming Corp.	1,691	15,828
MGM Mirage†	247	7,039
		22,867
Cellular Telecom — 0.0%
Leap Wireless International, Inc.†	1,626	61,951
US Cellular Corp.†	331	15,530
		77,481
Chemicals-Diversified — 0.5%
Celanese Corp., Class A	11,748	327,887
FMC Corp.	1,514	77,804
Huntsman Corp.	4,900	61,740
PPG Industries, Inc.	4,893	285,360
Rohm & Haas Co.	695	48,650
		801,441
Chemicals-Specialty — 1.3%
Albemarle Corp.	23,414	722,088
Ashland, Inc.	2,070	60,527
Cabot Corp.	2,182	69,344
Chemtura Corp.	7,536	34,364
Cytec Industries, Inc.	1,557	60,583
Eastman Chemical Co.	19,339	1,064,805
Lubrizol Corp.	2,241	96,677

Security Description	Shares	Market Value (Note 2)
Chemicals-Specialty (continued)
Sigma-Aldrich Corp.	2,064	$108,195
Valhi, Inc.	124	2,232
		2,218,815
Coatings/Paint — 0.4%
RPM International, Inc.	4,219	81,595
Valspar Corp.	23,892	532,553
		614,148
Commercial Services — 1.0%
Arbitron, Inc.	17,400	777,606
Convergys Corp.†	4,184	61,839
Iron Mountain, Inc.†	34,260	836,287
Quanta Services, Inc.†	1,291	34,870
Ticketmaster†	1,055	11,320
Weight Watchers International, Inc.	182	6,661
		1,728,583
Commercial Services-Finance — 0.7%
Equifax, Inc.	2,048	70,554
H&R Block, Inc.	39,992	909,818
Lender Processing Services, Inc.	2,513	76,697
Moody's Corp.	6,583	223,822
Tree.com, Inc.†	176	848
		1,281,739
Computer Aided Design — 0.4%
Autodesk, Inc.†	21,190	710,925
Computer Services — 0.2%
Affiliated Computer Services, Inc., Class A†	2,140	108,348
Computer Sciences Corp.†	5,055	203,161
DST Systems, Inc.†	283	15,845
Unisys Corp.†	5,416	14,894
		342,248
Computers — 0.1%
Sun Microsystems, Inc.†	26,196	199,090
Computers-Integrated Systems — 0.1%
Brocade Communications Systems, Inc.†	10,364	60,319
Diebold, Inc.	366	12,118
NCR Corp.†	561	12,370
Teradata Corp.†	3,104	60,528
		145,335
Computers-Memory Devices — 0.4%
SanDisk Corp.†	12,892	252,039
Seagate Technology	30,283	367,030
		619,069
Computers-Periphery Equipment — 0.1%
Lexmark International, Inc., Class A†	2,979	97,026
Consulting Services — 0.1%
Genpact, Ltd.†	109	1,132
SAIC, Inc.†	5,052	102,202
		103,334
Consumer Products-Misc. — 1.7%
Clorox Co.	23,704	1,486,004
Fortune Brands, Inc.	24,933	1,430,157
Jarden Corp.†	2,301	53,958

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Consumer Products-Misc. (continued)
The Scotts Miracle-Gro Co., Class A	311	$7,352
		2,977,471
Containers-Metal/Glass — 0.9%
Ball Corp.	28,815	1,137,904
Owens-Illinois, Inc.†	16,610	488,334
		1,626,238
Containers-Paper/Plastic — 1.1%
Bemis Co., Inc.	3,375	88,459
Packaging Corp. of America	2,696	62,493
Pactiv Corp.†	58,387	1,449,749
Sealed Air Corp.	5,265	115,777
Sonoco Products Co.	3,273	97,143
Temple-Inland, Inc.	3,596	54,875
		1,868,496
Cosmetics & Toiletries — 0.0%
Alberto-Culver Co.	2,584	70,388
Cruise Lines — 0.1%
Royal Caribbean Cruises, Ltd.	4,534	94,081
Data Processing/Management — 0.1%
Dun & Bradstreet Corp.	552	52,087
Fidelity National Information Services, Inc.	5,027	92,798
		144,885
Diagnostic Kits — 0.0%
Inverness Medical Innovations, Inc.†	1,298	38,940
Dialysis Centers — 0.0%
DaVita, Inc.†	596	33,978
Distribution/Wholesale — 1.1%
Genuine Parts Co.	30,672	1,233,321
Ingram Micro, Inc., Class A†	5,693	91,486
Tech Data Corp.†	1,536	45,850
WESCO International, Inc.†	381	12,261
WW Grainger, Inc.	6,700	582,699
		1,965,617
Diversified Manufacturing Operations — 1.6%
Carlisle Cos., Inc.	1,841	55,175
Cooper Industries, Ltd., Class A	9,884	394,866
Crane Co.	1,717	51,012
Dover Corp.	801	32,480
Eaton Corp.	9,977	560,508
Ingersoll-Rand Co., Ltd., Class A	12,703	395,952
ITT Corp.	1,442	80,190
Leggett & Platt, Inc.	5,451	118,777
Parker Hannifin Corp.	8,930	473,290
Pentair, Inc.	8,270	285,894
Teleflex, Inc.	1,341	85,140
Textron, Inc.	8,300	243,024
Trinity Industries, Inc.	2,741	70,526
		2,846,834
Diversified Operations — 0.2%
Leucadia National Corp.	5,948	270,277
E-Commerce/Services — 0.2%
Expedia, Inc.†	6,864	103,715

Security Description	Shares	Market Value (Note 2)
E-Commerce/Services (continued)
IAC/InterActive Corp.†	2,640	$45,672
Liberty Media Corp., Series A†	19,902	256,935
		406,322
Electric Products-Misc. — 0.0%
Molex, Inc.	3,289	73,838
Electric-Integrated — 9.9%
Alliant Energy Corp.	3,652	117,631
Ameren Corp.	43,924	1,714,354
American Electric Power Co., Inc.	30,192	1,118,010
CMS Energy Corp.	124,279	1,549,759
Consolidated Edison, Inc.	9,155	393,299
Constellation Energy Group, Inc.	513	12,466
DPL, Inc.	42,959	1,065,383
DTE Energy Co.	5,456	218,895
Edison International	35,401	1,412,500
Entergy Corp.	18,504	1,647,041
FirstEnergy Corp.	15,077	1,010,008
Great Plains Energy, Inc.	3,967	88,147
Hawaiian Electric Industries, Inc.	2,847	82,876
Integrys Energy Group, Inc.	2,530	126,348
MDU Resources Group, Inc.	6,107	177,103
Northeast Utilities	65,663	1,684,256
NSTAR	3,617	121,169
OGE Energy Corp.	3,021	93,288
Pepco Holdings, Inc.	6,704	153,589
PG&E Corp.	33,534	1,255,848
Pinnacle West Capital Corp.	3,312	113,966
PPL Corp.	39,963	1,479,430
Progress Energy, Inc.	8,771	378,293
Puget Energy, Inc.	4,269	113,982
SCANA Corp.	3,870	150,659
Sierra Pacific Resources	5,596	53,610
TECO Energy, Inc.	6,998	110,079
Wisconsin Energy Corp.	10,356	464,984
Xcel Energy, Inc.	14,444	288,736
		17,195,709
Electronic Components-Misc. — 0.1%
AVX Corp.	1,535	15,642
Jabil Circuit, Inc.	3,669	35,002
Vishay Intertechnology, Inc.†	6,310	41,772
		92,416
Electronic Components-Semiconductors — 0.3%
Advanced Micro Devices, Inc.†	17,447	91,597
Cree, Inc.†	1,782	40,594
Fairchild Semiconductor International, Inc.†	4,219	37,507
International Rectifier Corp.†	1,915	36,423
Intersil Corp., Class A	2,762	45,794
LSI Corp.†	5,223	27,995
Micron Technology, Inc.†	22,030	89,222
QLogic Corp.†	4,489	68,951
		438,083
Electronic Connectors — 0.8%
Amphenol Corp., Class A	31,198	1,252,287
Thomas & Betts Corp.†	1,968	76,890
		1,329,177

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Design Automation — 0.1%
Cadence Design Systems, Inc.†	8,439	$57,048
Synopsys, Inc.†	4,800	95,760
		152,808
Electronic Parts Distribution — 0.1%
Arrow Electronics, Inc.†	3,775	98,980
Avnet, Inc.†	2,752	67,782
		166,762
Electronics-Military — 0.1%
L-3 Communications Holdings, Inc.	934	91,831
Engineering/R&D Services — 0.3%
Aecom Technology Corp.†	360	8,798
KBR, Inc.	30,317	462,941
URS Corp.†	2,273	83,351
		555,090
Engines-Internal Combustion — 0.3%
Cummins, Inc.	12,800	559,616
Enterprise Software/Service — 0.4%
CA, Inc.	6,881	137,345
Novell, Inc.†	6,558	33,708
Sybase, Inc.†	17,310	530,032
		701,085
Entertainment Software — 0.4%
Activision Blizzard, Inc.†	39,038	602,356
Finance-Auto Loans — 0.0%
AmeriCredit Corp.†	3,901	39,517
Finance-Commercial — 0.2%
CapitalSource, Inc.	6,583	80,971
CIT Group, Inc.	28,231	196,488
		277,459
Finance-Consumer Loans — 0.3%
SLM Corp.†	37,985	468,735
Student Loan Corp.	134	12,462
		481,197
Finance-Credit Card — 0.1%
Discover Financial Services	16,018	221,369
Finance-Investment Banker/Broker — 0.3%
E*TRADE Financial Corp.†	11,718	32,810
Investment Technology Group, Inc.†	126	3,834
Jefferies Group, Inc.	4,261	95,446
Lazard, Ltd., Class A	5,527	236,335
Raymond James Financial, Inc.	3,124	103,030
		471,455
Finance-Other Services — 0.1%
MF Global, Ltd.†	1,777	7,712
The NASDAQ OMX Group†	6,773	207,051
		214,763
Financial Guarantee Insurance — 0.1%
MBIA, Inc.	7,239	86,144
MGIC Investment Corp.	4,235	29,772
		115,916

Security Description	Shares	Market Value (Note 2)
Food-Canned — 0.0%
Del Monte Foods Co.	6,680	$52,104
Food-Confectionery — 0.1%
The Hershey Co.	2,582	102,092
The J.M. Smucker Co.	1,882	95,399
		197,491
Food-Dairy Products — 0.5%
Dean Foods Co.†	35,021	818,091
Food-Meat Products — 0.7%
Hormel Foods Corp.	2,407	87,326
Smithfield Foods, Inc.†	49,050	778,914
Tyson Foods, Inc., Class A	29,795	355,752
		1,221,992
Food-Misc. — 1.4%
Campbell Soup Co.	14,265	550,629
ConAgra Foods, Inc.	49,227	957,957
Corn Products International, Inc.	2,448	79,022
General Mills, Inc.	3,666	251,928
H.J. Heinz Co.	4,686	234,159
McCormick & Co., Inc.	2,385	91,703
Sara Lee Corp.	23,674	299,003
		2,464,401
Food-Retail — 1.9%
Safeway, Inc.	62,020	1,471,114
SUPERVALU, Inc.	36,034	781,938
The Kroger Co.	35,200	967,296
		3,220,348
Forestry — 1.1%
Plum Creek Timber Co., Inc.	3,837	191,313
Weyerhaeuser Co.	28,115	1,703,207
		1,894,520
Funeral Services & Related Items — 0.0%
Service Corp. International	8,842	73,919
Gas-Distribution — 1.7%
AGL Resources, Inc.	2,592	81,337
Atmos Energy Corp.	3,054	81,297
CenterPoint Energy, Inc.	4,080	59,446
Energen Corp.	1,969	89,156
National Fuel Gas Co.	2,701	113,928
NiSource, Inc.	80,822	1,192,933
Sempra Energy	15,144	764,318
Southern Union Co.	3,665	75,682
Southwest Gas Corp.	10,100	305,626
UGI Corp.	3,516	90,642
Vectren Corp.	2,742	76,365
		2,930,730
Home Decoration Products — 0.5%
Newell Rubbermaid, Inc.	52,988	914,573
Hospital Beds/Equipment — 0.3%
Hill-Rom Holdings, Inc.	1,824	55,285
Kinetic Concepts, Inc.†	14,400	411,696
		466,981

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Hotels/Motels — 0.1%
Choice Hotels International, Inc.	676	$18,319
Orient-Express Hotels, Ltd., Class A	199	4,802
Wyndham Worldwide Corp.	5,822	91,464
		114,585
Human Resources — 0.1%
Manpower, Inc.	2,431	104,922
Independent Power Producers — 0.2%
Dynegy, Inc., Class A†	16,428	58,812
Mirant Corp.†	2,264	41,409
NRG Energy, Inc.†	4,909	121,498
Reliant Energy, Inc.†	11,581	85,120
		306,839
Industrial Gases — 0.2%
Air Products & Chemicals, Inc.	4,820	330,122
Instruments-Scientific — 0.2%
PerkinElmer, Inc.	14,375	358,944
Insurance Brokers — 1.4%
AON Corp.	20,774	933,999
Arthur J. Gallagher & Co.	3,143	80,649
Brown & Brown, Inc.	2,985	64,536
Erie Indemnity Co., Class A	995	42,059
Marsh & McLennan Cos., Inc.	18,700	593,912
Willis Group Holdings, Ltd.	22,686	731,850
		2,447,005
Insurance-Life/Health — 2.0%
Conseco, Inc.†	74,052	260,663
Lincoln National Corp.	20,947	896,741
Nationwide Financial Services, Inc., Class A	1,563	77,103
Principal Financial Group, Inc.	15,924	692,535
Protective Life Corp.	2,286	65,174
StanCorp Financial Group, Inc.	1,658	86,216
Torchmark Corp.	9,080	542,984
Unum Group	31,036	779,003
		3,400,419
Insurance-Multi-line — 1.6%
ACE, Ltd.	17,300	936,449
American Financial Group, Inc.	2,664	78,588
American National Insurance Co.	532	45,928
Assurant, Inc.	12,852	706,860
Cincinnati Financial Corp.	4,816	136,967
CNA Financial Corp.	929	24,377
Genworth Financial, Inc., Class A	40,251	346,561
Hanover Insurance Group, Inc.	1,671	76,064
HCC Insurance Holdings, Inc.	3,765	101,655
Old Republic International Corp.	7,806	99,526
Unitrin, Inc.	1,394	34,766
XL Capital, Ltd., Class A	10,939	196,246
		2,783,987
Insurance-Property/Casualty — 1.9%
Alleghany Corp.†	173	63,145
Arch Capital Group, Ltd.†	3,266	238,516
Fidelity National Financial, Inc., Class A	7,015	103,121
First American Corp.	3,021	89,120

Security Description	Shares	Market Value (Note 2)
Insurance-Property/Casualty (continued)
Markel Corp.†	328	$115,292
Mercury General Corp.	900	49,275
OneBeacon Insurance Group, Ltd.	819	17,322
Philadelphia Consolidated Holding Co.†	5,557	325,473
The Progressive Corp.	65,946	1,147,460
W.R. Berkley Corp.	43,890	1,033,609
Wesco Financial Corp.	45	16,065
White Mountains Insurance Group, Ltd.	292	137,167
		3,335,565
Insurance-Reinsurance — 1.8%
Allied World Assurance Holdings, Ltd.	1,654	58,750
Axis Capital Holdings, Ltd.	3,764	119,356
Endurance Specialty Holdings, Ltd.	1,769	54,697
Everest Re Group, Ltd.	12,796	1,107,238
PartnerRe, Ltd.	18,907	1,287,378
Reinsurance Group of America, Inc.	1,027	55,458
RenaissanceRe Holdings, Ltd.	8,398	436,696
Transatlantic Holdings, Inc.	694	37,719
		3,157,292
Internet Content-Information/News — 0.0%
Hlth Corp.†	4,433	50,669
Internet Security — 0.8%
McAfee, Inc.†	38,622	1,311,603
Investment Companies — 0.1%
Allied Capital Corp.	6,050	65,340
American Capital, Ltd.	6,745	172,065
		237,405
Investment Management/Advisor Services — 1.0%
Ameriprise Financial, Inc.	7,434	283,979
Invesco, Ltd.	43,987	922,847
Janus Capital Group, Inc.	386	9,372
Legg Mason, Inc.	13,200	502,392
		1,718,590
Linen Supply & Related Items — 0.1%
Cintas Corp.	4,351	124,917
Machine Tools & Related Products — 0.1%
Kennametal, Inc.	2,052	55,650
Lincoln Electric Holdings, Inc.	460	29,583
		85,233
Machinery-Construction & Mining — 0.1%
Terex Corp.†	3,359	102,517
Machinery-Farming — 0.0%
AGCO Corp.†	851	36,261
Machinery-General Industrial — 0.0%
Gardner Denver, Inc.†	1,723	59,823
IDEX Corp.	310	9,616
		69,439
Machinery-Print Trade — 0.0%
Zebra Technologies Corp., Class A†	145	4,038
Machinery-Pumps — 0.1%
Flowserve Corp.	1,045	92,765
Medical Information Systems — 0.3%
IMS Health, Inc.	31,695	599,352

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical Instruments — 0.3%
Beckman Coulter, Inc.	409	$29,035
Edwards Lifesciences Corp.†	8,502	491,075
		520,110
Medical Labs & Testing Services — 0.6%
Laboratory Corp. of America Holdings†	14,737	1,024,221
Quest Diagnostics, Inc.	959	49,552
		1,073,773
Medical Products — 1.0%
Covidien, Ltd.	17,700	951,552
Henry Schein, Inc.†	220	11,845
Hospira, Inc.†	4,537	173,313
The Cooper Cos., Inc.	1,524	52,974
Zimmer Holdings, Inc.†	7,340	473,871
		1,663,555
Medical-Biomedical/Gene — 0.1%
Charles River Laboratories International, Inc.†	1,260	69,968
Invitrogen Corp.†	2,079	78,586
		148,554
Medical-Drugs — 0.9%
Endo Pharmaceuticals Holdings, Inc.†	378	7,560
Forest Laboratories, Inc.†	9,336	264,022
King Pharmaceuticals, Inc.†	138,151	1,323,487
		1,595,069
Medical-Generic Drugs — 1.0%
Barr Pharmaceuticals, Inc.†	2,510	163,903
Mylan, Inc.†	132,566	1,513,904
Watson Pharmaceuticals, Inc.†	1,789	50,986
		1,728,793
Medical-HMO — 0.5%
CIGNA Corp.	8,102	275,306
Coventry Health Care, Inc.†	7,579	246,697
Health Net, Inc.†	7,292	172,091
Humana, Inc.†	2,475	101,970
		796,064
Medical-Hospitals — 0.2%
Community Health Systems, Inc.†	2,525	74,008
Health Management Associates, Inc., Class A†	2,784	11,581
LifePoint Hospitals, Inc.†	1,835	58,977
Tenet Healthcare Corp.†	7,041	39,078
Universal Health Services, Inc., Class B	1,598	89,536
		273,180
Medical-Outpatient/Home Medical — 0.0%
Lincare Holdings, Inc.†	221	6,650
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp.	4,712	177,407
Metal Processors & Fabrication — 0.7%
Commercial Metals Co.	3,784	63,912
Timken Co.	39,254	1,112,851
		1,176,763

Security Description	Shares	Market Value (Note 2)
Metal-Aluminum — 0.0%
Century Aluminum Co.†	593	$16,420
Miscellaneous Manufacturing — 0.0%
AptarGroup, Inc.	1,874	73,292
Motion Pictures & Services — 0.0%
Ascent Media Corp., Class A†	468	11,424
Motorcycle/Motor Scooter — 0.0%
Harley-Davidson, Inc.	897	33,458
Multimedia — 0.1%
E.W. Scripps Co. Class A	959	6,780
Meredith Corp.	1,335	37,433
The McGraw-Hill Cos., Inc.	5,388	170,315
		214,528
Music — 0.0%
Warner Music Group Corp.	1,416	10,762
Non-Ferrous Metals — 0.0%
Titanium Metals Corp.	2,366	26,830
Non-Hazardous Waste Disposal — 1.1%
Allied Waste Industries, Inc.†	162,795	1,808,652
Republic Services, Inc.	4,898	146,842
		1,955,494
Office Automation & Equipment — 0.2%
Pitney Bowes, Inc.	675	22,450
Xerox Corp.	30,224	348,483
		370,933
Office Furnishings-Original — 0.0%
Steelcase, Inc., Class A	2,099	22,564
Office Supplies & Forms — 0.1%
Avery Dennison Corp.	3,538	157,370
Oil & Gas Drilling — 0.7%
ENSCO International, Inc.	327	18,845
Helmerich & Payne, Inc.	3,492	150,819
Hercules Offshore, Inc.†	2,932	44,449
Nabors Industries, Ltd.†	8,128	202,550
Patterson-UTI Energy, Inc.	1,998	40,000
Pride International, Inc.†	1,608	47,613
Rowan Cos., Inc.	2,414	73,748
Transocean, Inc.†	6,330	695,287
Unit Corp.†	378	18,832
		1,292,143
Oil Companies-Exploration & Production — 4.4%
Cabot Oil & Gas Corp.	1,865	67,401
Cimarex Energy Co.	2,763	135,138
Encore Acquisition Co.†	1,312	54,816
EOG Resources, Inc.	21,700	1,941,282
Equitable Resources, Inc.	13,421	492,282
Forest Oil Corp.†	2,968	147,213
Mariner Energy, Inc.†	802	16,441
Newfield Exploration Co.†	40,727	1,302,857
Noble Energy, Inc.	5,419	301,242
PetroHawk Energy Corp.†	484	10,469
Petroleum Development Corp.†	3,090	137,103
Pioneer Natural Resources Co.	4,011	209,695
Plains Exploration & Production Co.†	320	11,251

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil Companies-Exploration & Production (continued)
Questar Corp.	3,604	$147,476
Range Resources Corp.	44,489	1,907,244
St. Mary Land & Exploration Co.	1,223	43,600
Whiting Petroleum Corp.†	9,170	653,454
		7,578,964
Oil Field Machinery & Equipment — 0.3%
Dril-Quip, Inc.†	13,820	599,650
Oil Refining & Marketing — 0.1%
Frontier Oil Corp.	6,340	116,783
Sunoco, Inc.	1,607	57,177
Tesoro Corp.	3,306	54,516
		228,476
Oil-Field Services — 1.3%
BJ Services Co.	9,859	188,603
Exterran Holdings, Inc.†	2,182	69,737
Global Industries, Ltd.†	1,413	9,806
Halliburton Co.	28,061	908,896
Helix Energy Solutions Group, Inc.†	2,764	67,110
Key Energy Services, Inc.†	3,534	40,994
Oil States International, Inc.†	565	19,973
SEACOR Holdings, Inc.†	624	49,265
Smith International, Inc.	15,524	910,327
		2,264,711
Optical Supplies — 0.0%
Advanced Medical Optics, Inc.†	241	4,285
Paper & Related Products — 1.1%
Domtar Corp.†	16,036	73,765
International Paper Co.	38,321	1,003,244
MeadWestvaco Corp.	28,458	663,356
Rayonier, Inc.	2,260	107,011
Smurfit-Stone Container Corp.†	8,663	40,716
		1,888,092
Pharmacy Services — 0.1%
Omnicare, Inc.	3,345	96,236
Photo Equipment & Supplies — 0.1%
Eastman Kodak Co.	9,551	146,894
Physical Therapy/Rehabilitation Centers — 0.4%
Healthsouth Corp.†	35,700	657,951
Physicians Practice Management — 0.0%
Pediatrix Medical Group, Inc.†	232	12,509
Pipelines — 0.6%
El Paso Corp.	18,554	236,749
ONEOK, Inc.	3,471	119,402
Spectra Energy Corp.	21,285	506,583
Williams Cos., Inc.	5,430	128,420
		991,154
Power Converter/Supply Equipment — 0.3%
Hubbell, Inc., Class B	14,970	524,699
Printing-Commercial — 0.7%
R.R. Donnelley & Sons Co.	50,392	1,236,116
Private Corrections — 0.0%
Corrections Corp. of America†	482	11,978

Security Description	Shares	Market Value (Note 2)
Publishing-Newspapers — 0.3%
Gannett Co., Inc.	23,102	$390,655
The New York Times Co., Class A	4,869	69,578
The Washington Post Co., Class B	203	113,022
		573,255
Publishing-Periodicals — 0.0%
Idearc, Inc.	65,300	81,625
Quarrying — 0.2%
Vulcan Materials Co.	3,655	272,298
Racetracks — 0.0%
International Speedway Corp., Class A	1,098	42,723
Real Estate Investment Trusts — 4.6%
Alexandria Real Estate Equities, Inc.	7,136	802,800
AMB Property Corp.	3,259	147,633
Annaly Capital Management, Inc.	18,015	242,302
Apartment Investment & Management Co., Class A	22,704	795,094
AvalonBay Communities, Inc.	2,573	253,235
Boston Properties, Inc.	4,020	376,513
Brandywine Realty Trust	2,967	47,561
BRE Properties, Inc., Class A	1,630	79,870
Camden Property Trust	660	30,268
CBL & Associates Properties, Inc.	2,245	45,080
Developers Diversified Realty Corp.	3,970	125,809
Digital Realty Trust, Inc.	9,160	432,810
Douglas Emmett, Inc.	3,973	91,657
Duke Realty Corp.	4,967	122,089
Equity Residential	9,082	403,332
Essex Property Trust, Inc.	1,517	179,507
Federal Realty Investment Trust	1,362	116,587
General Growth Properties, Inc.	3,633	54,858
HCP, Inc.	14,226	570,889
Health Care REIT, Inc.	2,850	151,705
Hospitality Properties Trust	3,181	65,274
Host Hotels & Resorts, Inc.	17,463	232,083
HRPT Properties Trust	7,634	52,598
iStar Financial, Inc.	4,551	11,833
Kilroy Realty Corp.	1,010	48,268
Kimco Realty Corp.	7,214	266,485
Liberty Property Trust	3,051	114,870
Mack-Cali Realty Corp.	2,224	75,327
Nationwide Health Properties, Inc.	2,870	103,263
ProLogis	8,821	364,043
Public Storage, Inc.	4,248	420,594
Regency Centers Corp.	2,318	154,587
SL Green Realty Corp.	1,940	125,712
UDR, Inc.	4,210	110,092
Ventas, Inc.	3,598	177,813
Vornado Realty Trust	4,717	429,011
Weingarten Realty Investors, Inc.	2,518	89,817
		7,911,269
Real Estate Management/Services — 0.1%
CB Richard Ellis Group, Inc., Class A†	3,789	50,659
Jones Lang LaSalle, Inc.	1,078	46,871
		97,530
Real Estate Operations & Development — 0.0%
The St. Joe Co.†	501	19,584

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Rental Auto/Equipment — 0.1%
Avis Budget Group, Inc.†	3,424	$19,654
Hertz Global Holdings, Inc.†	9,975	75,510
United Rentals, Inc.†	2,008	30,602
		125,766
Retail-Apparel/Shoe — 0.9%
American Eagle Outfitters, Inc.	1,764	26,901
AnnTaylor Stores Corp.†	1,261	26,027
Foot Locker, Inc.	39,941	645,446
Limited Brands, Inc.	3,337	57,797
Liz Claiborne, Inc.	3,209	52,724
Nordstrom, Inc.	6,190	178,396
Phillips-Van Heusen Corp.	216	8,189
Ross Stores, Inc.	11,391	419,303
The Gap, Inc.	8,166	145,191
		1,559,974
Retail-Auto Parts — 0.3%
AutoZone, Inc.†	3,380	416,889
O'Reilly Automotive, Inc.†	2,893	77,446
		494,335
Retail-Automobile — 0.0%
AutoNation, Inc.†	3,894	43,769
Penske Auto Group, Inc.	1,379	15,817
		59,586
Retail-Bedding — 0.0%
Bed Bath & Beyond, Inc.†	1,551	48,717
Retail-Bookstores — 0.0%
Barnes & Noble, Inc.	1,225	31,948
Retail-Consumer Electronics — 0.0%
RadioShack Corp.	4,443	76,775
Retail-Discount — 0.1%
BJ's Wholesale Club, Inc.†	1,950	75,777
Family Dollar Stores, Inc.	4,216	99,919
HSN, Inc.†	1,055	11,616
		187,312
Retail-Drug Store — 0.0%
Rite Aid Corp.†	17,211	13,941
Retail-Mail Order — 0.0%
Williams-Sonoma, Inc.	2,722	44,042
Retail-Major Department Stores — 0.8%
J.C. Penney Co., Inc.	15,545	518,270
Saks, Inc.†	4,888	45,214
Sears Holdings Corp.†	1,958	183,073
TJX Cos., Inc.	20,310	619,861
		1,366,418
Retail-Office Supplies — 0.4%
Office Depot, Inc.†	8,982	52,275
OfficeMax, Inc.	66,070	587,363
		639,638
Retail-Regional Department Stores — 0.9%
Kohl's Corp.†	14,938	688,343
Macy's, Inc.	46,291	832,312
		1,520,655

Security Description	Shares	Market Value (Note 2)
Retail-Restaurants — 0.5%
Brinker International, Inc.	44,600	$797,894
Retirement/Aged Care — 0.0%
Brookdale Senior Living, Inc.	1,218	26,784
Rubber-Tires — 0.4%
The Goodyear Tire & Rubber Co.†	49,608	759,498
Satellite Telecom — 0.0%
EchoStar Corp., Class A†	1,317	31,740
Savings & Loans/Thrifts — 1.3%
Astoria Financial Corp.	2,850	59,081
Capitol Federal Financial	478	21,190
Hudson City Bancorp, Inc.	33,839	624,330
New York Community Bancorp, Inc.	11,442	192,111
People's United Financial, Inc.	43,712	841,456
Sovereign Bancorp, Inc.	82,934	327,589
TFS Financial Corp.	3,522	44,095
Washington Federal, Inc.	2,973	54,852
		2,164,704
Schools — 0.0%
Career Education Corp.†	3,033	49,590
Semiconductor Components-Integrated Circuits — 0.2%
Atmel Corp.†	5,461	18,513
Integrated Device Technology, Inc.†	3,190	24,818
Marvell Technology Group, Ltd.†	32,600	303,180
		346,511
Semiconductor Equipment — 0.1%
KLA-Tencor Corp.	369	11,679
Lam Research Corp.†	360	11,336
Novellus Systems, Inc.†	2,364	46,429
Teradyne, Inc.†	2,167	16,924
		86,368
Steel-Producers — 0.4%
Carpenter Technology Corp.	10,453	268,119
Reliance Steel & Aluminum Co.	2,086	79,205
Schnitzer Steel Industries, Inc., Class A	637	24,996
Steel Dynamics, Inc.	4,300	73,487
United States Steel Corp.	2,460	190,921
		636,728
Telecom Equipment-Fiber Optics — 0.6%
JDS Uniphase Corp.†	123,192	1,042,204
Telecom Services — 1.5%
Amdocs, Ltd.†	3,739	102,374
Clearwire Corp., Class A†	243	2,887
Embarq Corp.	58,827	2,385,435
Virgin Media, Inc.	9,724	76,819
		2,567,515
Telecommunication Equipment — 1.4%
ADC Telecommunications, Inc.†	75,285	636,158
CommScope, Inc.†	32,650	1,130,996
Tellabs, Inc.†	169,357	687,590
		2,454,744
Telephone-Integrated — 2.5%
CenturyTel, Inc.	37,171	1,362,317

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Telephone-Integrated (continued)
Frontier Communications Corp.	8,542	$98,233
Qwest Communications International, Inc.	436,950	1,411,348
Telephone and Data Systems, Inc.	1,961	70,106
Windstream Corp.	129,103	1,412,387
		4,354,391
Television — 0.2%
CBS Corp., Class B	19,815	288,903
Hearst-Argyle Television, Inc.	773	17,261
		306,164
Textile-Home Furnishings — 0.1%
Mohawk Industries, Inc.†	1,843	124,200
Theaters — 0.0%
Regal Entertainment Group, Class A	2,702	42,638
Therapeutics — 0.0%
ImClone Systems, Inc.†	837	52,262
Tobacco — 0.6%
Lorillard, Inc.	6,626	471,440
Reynolds American, Inc.	4,276	207,899
UST, Inc.	4,947	329,173
		1,008,512
Tools-Hand Held — 0.8%
Black & Decker Corp.	2,017	122,533
Snap-on, Inc.	22,352	1,177,056
The Stanley Works	2,654	110,778
		1,410,367
Toys — 0.4%
Hasbro, Inc.	2,341	81,280
Mattel, Inc.	32,080	578,723
		660,003
Transport-Equipment & Leasing — 0.0%
GATX Corp.	1,462	57,851
Transport-Marine — 0.1%
Alexander & Baldwin, Inc.	1,398	61,554
Overseas Shipholding Group, Inc.	827	48,222
Teekay Corp.	1,430	37,724
Tidewater, Inc.	1,633	90,403
		237,903
Transport-Rail — 0.0%
Kansas City Southern†	558	24,753
Transport-Services — 0.4%
Ryder System, Inc.	11,271	698,802
UTi Worldwide, Inc.	324	5,514
		704,316
Transport-Truck — 0.3%
Con-way, Inc.	1,291	56,946
Landstar System, Inc.	11,367	500,830
		557,776

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Travel Services — 0.0%
Interval Leisure Group, Inc.†	1,055	$10,972
Vitamins & Nutrition Products — 0.1%
Herbalife, Ltd.	3,770	148,990
NBTY, Inc.†	915	27,011
		176,001
Water — 0.1%
American Water Works Co.	2,140	46,010
Aqua America, Inc.	4,342	77,201
		123,211
Water Treatment Systems — 0.0%
Nalco Holding Co.	350	6,489
Wire & Cable Products — 0.1%
General Cable Corp.†	3,660	130,406
Wireless Equipment — 0.1%
Crown Castle International Corp.†	7,505	217,420
X-Ray Equipment — 0.0%
Hologic, Inc.†	4,201	81,205
Total Common Stock (cost $197,287,610)		165,759,867
EXCHANGE TRADED FUNDS — 0.7%
Index Fund — 0.7%
iShares Russell Midcap Value Index (cost $1,340,040)	31,300	1,227,585
RIGHTS — 0.0%
Specified Purpose Acquisitions — 0.0%
Fresenius Kabi Pharmaceuticals Holding, Inc. (cost $92)	92	60
Total Long-Term Investment Securities (cost $198,627,742)		166,987,512
SHORT-TERM INVESTMENT SECURITIES — 0.0%
U.S. Government Treasuries — 0.0%
United States Treasury Bills 1.55% due 12/04/08 (cost $54,848)(1)	$55,000	54,926
REPURCHASE AGREEMENTS — 4.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.05%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $2,207,003 and collateralized by $2,255,000 of United States Treasury Notes, bearing interest at 0.27%, due 12/18/08 and having an approximate value of $2,253,873	2,207,000	2,207,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.10%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $1,606,004 and collateralized by $1,645,000 of United States Treasury Notes, bearing interest at 0.35%, due 12/26/08 and having an approximate value of $1,642,944	1,606,000	1,606,000

Seasons Series Trust Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS (continued)
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $3,308,032 and collateralized by $3,210,000 of Federal Home Loan Bank Bonds, due 09/30/22 bearing interest at 5.38% and having an approximate value of $3,379,154	$3,308,000	$3,308,000
Total Repurchase Agreements (cost $7,121,000)		7,121,000
TOTAL INVESTMENTS (cost $205,803,590)(2)	100.4%	174,163,438
Liabilities in excess of other assets	(0.4)	(762,490)
NET ASSETS	100.0%	$173,400,948

†  Non-income producing security

(1)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(2)  See Note 4 for cost of investments on a tax basis.

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
2	Long	S&P Midcap 400 Index	December 2008	$757,060	$730,300	$(26,760)

See Notes to Financial Statements

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Repurchase Agreements	12.8%
Banks-Commercial	6.2
Real Estate Investment Trusts	4.3
Commercial Services	3.3
Commercial Services-Finance	2.2
Oil Companies-Exploration & Production	2.1
Electronic Components-Semiconductors	2.0
Telecommunication Equipment	1.8
Machinery-General Industrial	1.8
Insurance-Property/Casualty	1.7
Gas-Distribution	1.7
Computer Services	1.6
Retail-Apparel/Shoe	1.6
Metal Processors & Fabrication	1.6
Data Processing/Management	1.5
Semiconductor Equipment	1.5
Medical-Biomedical/Gene	1.4
Food-Meat Products	1.3
Aerospace/Defense-Equipment	1.3
Food-Misc.	1.3
Building & Construction Products-Misc.	1.3
Enterprise Software/Service	1.2
Human Resources	1.1
X-Ray Equipment	1.1
Electric-Integrated	1.0
Semiconductor Components-Integrated Circuits	0.9
Food-Wholesale/Distribution	0.9
Retail-Restaurants	0.9
Networking Products	0.8
Index Fund-Small Cap	0.8
Investment Management/Advisor Services	0.8
Applications Software	0.8
Medical-Generic Drugs	0.7
Medical-Hospitals	0.7
Finance-Investment Banker/Broker	0.7
Distribution/Wholesale	0.7
Machinery-Electrical	0.6
Transport-Marine	0.6
Consumer Products-Misc.	0.6
Hospital Beds/Equipment	0.6
Telecom Services	0.6
Medical-Drugs	0.6
Footwear & Related Apparel	0.6
Food-Canned	0.6
Physical Therapy/Rehabilitation Centers	0.5
Consulting Services	0.5
Computer Aided Design	0.5
Dental Supplies & Equipment	0.5
Oil Field Machinery & Equipment	0.5
Medical Products	0.5
Chemicals-Specialty	0.5
Diversified Manufacturing Operations	0.5
Internet Security	0.5
Seismic Data Collection	0.5
Veterinary Diagnostics	0.5
Savings & Loans/Thrifts	0.5
Insurance-Reinsurance	0.5
Retail-Convenience Store	0.5
Home Furnishings	0.5
Medical Instruments	0.4
Beverages-Wine/Spirits	0.4
Engineering/R&D Services	0.4
Machine Tools & Related Products	0.4
Registered Investment Companies	0.4
Tools-Hand Held	0.4
Oil-Field Services	0.4
Transport-Services	0.4
Miscellaneous Manufacturing	0.4
Power Converter/Supply Equipment	0.4
Auto/Truck Parts & Equipment-Original	0.4
Electronic Components-Misc.	0.4
Private Corrections	0.4
Medical-Outpatient/Home Medical	0.3
Food-Retail	0.3
Aerospace/Defense	0.3
Finance-Leasing Companies	0.3
Therapeutics	0.3
Building-Heavy Construction	0.3
Retail-Discount	0.3
Computers-Integrated Systems	0.3
Medical-Wholesale Drug Distribution	0.3
Poultry	0.3
Casino Services	0.3
Home Decoration Products	0.2
Investment Companies	0.2
Communications Software	0.2
Real Estate Operations & Development	0.2
Retail-Petroleum Products	0.2
Transport-Truck	0.2
Rubber-Tires	0.2
Airlines	0.2
Medical-HMO	0.2
Batteries/Battery Systems	0.2
Retail-Regional Department Stores	0.2
Apparel Manufacturers	0.2
Internet Infrastructure Software	0.2
Chemicals-Diversified	0.2
Computers-Periphery Equipment	0.2
Internet Application Software	0.2
Racetracks	0.2
Steel-Producers	0.2
Insurance-Life/Health	0.2
Medical Information Systems	0.2
Paper & Related Products	0.2
Rental Auto/Equipment	0.2
Oil & Gas Drilling	0.2
Industrial Automated/Robotic	0.2
Lasers-System/Components	0.2
Wireless Equipment	0.1
Retail-Mail Order	0.1
Transactional Software	0.1
Chemicals-Plastics	0.1
Identification Systems	0.1
Office Furnishings-Original	0.1
Retail-Automobile	0.1
Diagnostic Equipment	0.1
Building & Construction-Misc.	0.1
Linen Supply & Related Items	0.1
Golf	0.1
Water	0.1

Seasons Series Trust Small Cap Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited) (continued)

Instruments-Scientific	0.1%
U.S. Government Treasuries	0.1
Building-Residential/Commercial	0.1
Medical Labs & Testing Services	0.1
Computer Software	0.1
Research & Development	0.1
Schools	0.1
Instruments-Controls	0.1
Printing-Commercial	0.1
Computers-Memory Devices	0.1
E-Marketing/Info	0.1
Electric Products-Misc.	0.1
Quarrying	0.1
E-Commerce/Products	0.1
Toys	0.1
Electronic Measurement Instruments	0.1
Non-Hazardous Waste Disposal	0.1
Telecom Equipment-Fiber Optics	0.1
Insurance Brokers	0.1
Electric-Transmission	0.1
Energy-Alternate Sources	0.1
Telephone-Integrated	0.1
Medical-Nursing Homes	0.1
Leisure Products	0.1
Filtration/Separation Products	0.1
E-Services/Consulting	0.1
Retail-Drug Store	0.1
Financial Guarantee Insurance	0.1
Advanced Materials	0.1
Drug Delivery Systems	0.1
Food-Baking	0.1
Finance-Consumer Loans	0.1
Patient Monitoring Equipment	0.1
Medical Sterilization Products	0.1
Wire & Cable Products	0.1
Tobacco	0.1
Diagnostic Kits	0.1
Cosmetics & Toiletries	0.1
Hazardous Waste Disposal	0.1
Entertainment Software	0.1
Retail-Pawn Shops	0.1
Diversified Operations/Commercial Services	0.1
E-Commerce/Services	0.1
Intimate Apparel	0.1
Containers-Paper/Plastic	0.1
Alternative Waste Technology	0.1
Hotels/Motels	0.1
Building-Maintance & Services	0.1
Cellular Telecom	0.1
Audio/Video Products	0.1
Non-Ferrous Metals	0.1
Agricultural Operations	0.1
Web Portals/ISP	0.1
Coal	0.1
Decision Support Software	0.1
Transport-Equipment & Leasing	0.1
Retail-Sporting Goods	0.1
Machinery-Material Handling	0.1
Steel Pipe & Tube	0.1
Recreational Vehicles	0.1
Insurance-Multi-line	0.1
Broadcast Services/Program	0.1
Advertising Services	0.1
Building-Mobile Home/Manufactured Housing	0.1
Environmental Monitoring & Detection	0.1
Environmental Consulting & Engineering	0.1
Retail-Gardening Products	0.1
Retirement/Aged Care	0.1
Containers-Metal/Glass	0.1
Educational Software	0.1
Auction Houses/Art Dealers	0.1
Auto/Truck Parts & Equipment-Replacement	0.1
Electronic Design Automation	0.1
Resorts/Theme Parks	0.1
101.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 87.7%
Advanced Materials — 0.1%
Ceradyne, Inc.†	1,759	$64,485
Hexcel Corp.†	6,353	86,972
		151,457
Advertising Services — 0.1%
Greenfield Online, Inc.†	1,805	31,407
inVentiv Health, Inc.†	2,205	38,940
Marchex, Inc., Class B	1,552	15,970
R.H. Donnelley Corp.†	4,491	8,937
		95,254
Aerospace/Defense — 0.3%
Aerovironment, Inc.†	669	21,375
Cubic Corp.	1,017	25,008
Esterline Technologies Corp.†	1,948	77,121
Herley Industries, Inc.†	882	15,082
National Presto Industries, Inc.	293	21,829
Spirit Aerosystems Holdings, Inc., Class A†	15,700	252,299
Teledyne Technologies, Inc.†	2,353	134,497
TransDigm Group, Inc.†	2,207	75,546
		622,757
Aerospace/Defense-Equipment — 1.3%
AAR Corp.†	2,620	43,466
Argon ST, Inc.†	854	20,060
Curtiss-Wright Corp.	2,958	134,441
DRS Technologies, Inc.	5,800	445,150
Ducommun, Inc.	690	16,477
GenCorp, Inc.†	3,902	26,300
HEICO Corp.	1,489	48,869
HEICO Corp., Class A	24,230	679,894
Kaman Corp.	1,711	48,729
Limco-Piedmont, Inc.†	34,524	150,179
LMI Aerospace, Inc.†	566	11,382
Moog, Inc., Class A†	2,817	120,793
Orbital Sciences Corp.†	30,618	733,914
Triumph Group, Inc.	1,110	50,738
		2,530,392
Agricultural Operations — 0.1%
Alico, Inc.	234	11,099
Andersons, Inc.	1,216	42,828
Cadiz, Inc.†	781	14,894
Griffin Ld and Nurseries, Inc.	218	8,083
Maui Land & Pineapple Co., Inc.†	305	8,384
Tejon Ranch Co.†	727	27,008
		112,296
Airlines — 0.2%
AirTran Holdings, Inc.†	7,635	18,553
Alaska Air Group, Inc.†	2,445	49,854
Allegiant Travel Co.†	891	31,470
Hawaiian Holdings, Inc.†	2,594	24,072
JetBlue Airways Corp.†	11,679	57,811
Republic Airways Holdings, Inc.†	2,281	23,243
Skywest, Inc.	3,916	62,578
UAL Corp.	8,507	74,777
US Airways Group, Inc.†	7,442	44,875
		387,233

Security Description	Shares	Market Value (Note 2)
Alternative Waste Technology — 0.1%
Calgon Carbon Corp.†	2,764	$56,275
Darling International, Inc.†	5,433	60,361
Rentech, Inc.†	10,822	14,393
		131,029
Apparel Manufacturers — 0.2%
American Apparel, Inc.†	2,210	18,122
Carter's, Inc.†	3,794	74,856
Columbia Sportswear Co.	808	33,904
G-III Apparel Group, Ltd.†	863	16,147
Maidenform Brands, Inc.†	1,465	21,257
Oxford Industries, Inc.	929	23,996
Quiksilver, Inc.†	8,369	48,038
True Religion Apparel, Inc.†	1,166	30,141
Under Armour, Inc., Class A†	2,198	69,808
Volcom, Inc.†	1,240	21,427
		357,696
Applications Software — 0.8%
Actuate Corp.†	3,949	13,822
American Reprographics Co.†	2,458	42,400
Callidus Software, Inc†	1,967	7,789
Check Point Software Technologies, Ltd.†	9,900	225,126
Citrix Systems, Inc.†	6,100	154,086
Deltek, Inc.†	821	4,992
Ebix Com, Inc.†	133	12,497
EPIQ Systems, Inc.†	60,037	816,503
NetSuite ,Inc.†	463	8,343
OpenTV Corp. Class A†	5,668	7,992
Progress Software Corp.†	2,761	71,758
Quest Software, Inc.†	4,811	61,052
Unica Corp.†	911	7,142
		1,433,502
Athletic Equipment — 0.0%
Nautilus, Inc.†	1,487	6,796
Athletic Footwear — 0.0%
K-Swiss, Inc., Class A	1,780	30,972
Auction House/Art Dealers — 0.1%
Sotheby's	4,451	89,287
Audio/Video Products — 0.1%
Audiovox Corp., Class A†	1,139	10,672
DTS, Inc.†	1,209	33,647
Tivo, Inc.†	6,860	50,215
Universal Electronics, Inc.†	923	23,057
		117,591
Auto Repair Centers — 0.0%
Midas, Inc.†	903	12,425
Monro Muffler Brake, Inc.	1,063	24,513
		36,938
Auto-Heavy Duty Trucks — 0.0%
Force Protection, Inc.†	4,335	11,618
Auto-Truck Trailers — 0.0%
Wabash National Corp.	2,005	18,947

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Auto/Truck Parts & Equipment-Original — 0.4%
Accuride Corp.†	2,313	$3,701
American Axle & Manufacturing Holdings, Inc.	3,007	16,118
Amerigon, Inc.†	1,445	9,508
ArvinMeritor, Inc.	4,929	64,274
Dana Holding Corp.†	6,699	32,423
Fuel Systems Solutions, Inc.†	789	27,181
Hayes Lemmerz International, Inc.†	6,599	18,015
Lear Corp.†	4,277	44,908
Modine Manufacturing Co.	2,205	31,928
Spartan Motors, Inc.	2,116	6,729
Superior Industries International, Inc.	1,504	28,817
Tenneco, Inc.†	3,138	33,357
Titan International, Inc.	2,290	48,823
Visteon Corp.†	8,540	19,813
WABCO Holdings, Inc.	8,370	297,470
Wonder Auto Technology, Inc.†	959	6,147
		689,212
Auto/Truck Parts & Equipment-Replacement — 0.1%
ATC Technology Corp.†	1,406	33,378
Commercial Vehicle Group, Inc.†	1,406	9,997
Dorman Prods, Inc.†	716	8,971
Exide Technologies†	5,005	36,937
		89,283
Banks-Commercial — 6.2%
1st Source Corp.	974	22,889
AMCORE Financial, Inc.	1,305	12,071
Ameris Bancorp	886	13,157
Ames National Corp.	409	10,614
Arrow Financial Corp.	596	17,528
Bancfirst Corp.	482	23,295
Banco Latinoamericano de Exportaciones SA	1,868	26,937
BancTrust Financial Group, Inc.	1,145	15,022
Bank Mutual Corp.	3,278	37,205
Bank of the Ozarks, Inc.	807	21,789
BankFinancial Corp.	1,383	20,302
Banner Corp.	917	11,013
Bryn Mawr Bank Corp.	449	9,869
Camden National Corp.	489	17,091
Capital City Bank Group, Inc.	769	24,108
Capitol Bancorp, Ltd.	939	18,301
Cardinal Financial Corp.	1,577	12,742
Cascade Bancorp	1,414	12,570
Cascade Financial Corp.	59,530	445,880
Cass Information Systems, Inc.	442	15,846
Cathay General Bancorp	3,343	79,563
Centerstate Banks of Florida, Inc.	603	10,776
Central Pacific Financial Corp.	20,161	338,906
Chemical Financial Corp.	1,617	50,353
Citizens & Northern Corp.	570	12,284
Citizens Republic Bancorp.	6,260	19,281
City Bank	24,759	386,240
City Holding Co.	1,052	44,447
City National Corp.	8,000	434,400
CoBiz Financial, Inc.	35,730	429,117

Security Description	Shares	Market Value (Note 2)
Banks-Commercial (continued)
Colonial BancGroup, Inc.	13,175	$103,556
Columbia Banking System, Inc.	1,253	22,216
Community Bank Systems, Inc.	2,016	50,702
Community Trust Bancorp, Inc.	1,028	35,363
Corus Bankshares, Inc.	2,461	9,967
Cullen/Frost Bankers, Inc.	15,390	923,400
CVB Financial Corp.	4,470	62,133
East West Bancorp, Inc.	9,949	136,301
Encore Bancshares, Inc†	420	7,560
Enterprise Financial Services Corp.	794	17,913
F.N.B. Corp.	5,737	91,677
Farmers Capital Bank Corp.	405	10,943
Financial Institutions, Inc.	716	14,327
First Bancorp	937	16,023
First BanCorp Puerto Rico	4,851	53,652
First Bancorp, Inc.	565	11,074
First Busey Corp.	1,658	30,391
First Commonwealth Financial Corp.	4,920	66,272
First Community Bancshares, Inc.	642	24,088
First Financial Bancorp	2,597	37,916
First Financial Bankshares, Inc.	1,356	70,349
First Financial Corp.	780	36,644
First Merchants Corp.	1,263	28,796
First Midwest Bancorp, Inc.	3,249	78,756
First Security Group, Inc.	86,016	629,637
First South Bancorp, Inc.	524	9,050
FirstMerit Corp.	5,278	110,838
Frontier Financial Corp.	3,206	43,057
Glacier Bancorp, Inc.	3,608	89,370
Greene County Bancshares, Inc.	849	19,960
Guaranty Bancorp†	3,437	20,966
Hancock Holding Co.	1,713	87,363
Hanmi Financial Corp.	2,430	12,272
Harleysville National Corp.	2,165	36,762
Heartland Financial USA, Inc.	923	23,130
Heritage Commerce Corp.	676	10,289
Home Bancshares, Inc.	865	22,378
IBERIABANK Corp.	12,440	657,454
Independent Bank Corp.	1,120	34,910
Integra Bank Corp.	1,349	10,765
International Bancshares Corp.	3,391	91,557
Lakeland Bancorp, Inc.	1,425	16,658
Lakeland Financial Corp.	798	17,524
MainSource Financial Group, Inc.	1,305	25,578
MB Financial, Inc.	2,327	76,954
Midwest Banc Holdings, Inc.	1,449	5,796
Nara BanCorp., Inc.	1,619	18,133
National Penn Bancshares, Inc.	5,289	77,219
NBT Bancorp, Inc.	2,159	64,597
Old National Bancorp	4,421	88,508
Old Second Bancorp, Inc.	897	16,612
Oriental Financial Group, Inc.	1,586	28,326
PAB Bankshares, Inc.	9,788	65,188
Pacific Capital Bancorp	3,119	63,472
Pacific Continental Corp.	696	10,189
PacWest Bancorp	1,686	48,203
Park National Corp.	747	58,266
Peapack Gladstone Financial Corp.	542	18,157

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Banks-Commercial (continued)
Pennsylvania Commerce Bancorp,, Inc..†	338	$10,076
Peoples Bancorp, Inc.	672	14,629
Pinnacle Financial Partners, Inc.†	1,540	47,432
Premierwest Bancorp	1,230	9,926
PrivateBancorp, Inc.	1,404	58,491
Prosperity Bancshares, Inc.	2,607	88,612
Provident Bankshares Corp.	2,164	21,012
Renasant Corp.	1,457	31,631
Republic Bancorp, Inc., Class A	603	18,283
S&T Bancorp, Inc.	1,554	57,234
S.Y. Bancorp, Inc.	941	28,813
Sandy Spring Bancorp, Inc.	1,154	25,503
Santander Bancorp	286	3,089
SCBT Financial Corp.	710	26,696
Seacoast Banking Corp. of Florida	967	10,376
Shore Bancshares, Inc.	548	14,084
Sierra Bancorp	485	10,117
Signature Bank†	1,997	69,655
Simmons First National Corp., Class A	956	34,034
Smithtown Bancorp, Inc.	642	14,445
Southside Bancshares, Inc.	792	19,958
Southwest Bancorp, Inc.	948	16,751
State Bancorp, Inc.	934	13,917
StellarOne Corp.	1,570	32,452
Sterling Bancorp	1,175	16,991
Sterling Bancshares, Inc.	4,921	51,424
Sterling Financial Corp.	3,387	49,112
Suffolk Bancorp	672	26,484
Sun Bancorp, Inc.†	953	12,913
Susquehanna Bancshares, Inc.	5,720	111,654
SVB Financial Group†	10,651	616,906
Synovus Financial Corp.	20,960	216,936
Texas Capital Bancshares, Inc.†	1,646	34,171
The South Financial Group, Inc.	4,750	34,818
Tompkins Trustco, Inc.	6,598	333,199
Townebank Portsmouth Va	1,355	29,810
TriCo Bancshares	905	19,485
TrustCo Bank Corp. NY	5,118	59,932
Trustmark Corp.	3,311	68,670
UCBH Holdings, Inc.	69,991	448,642
UMB Financial Corp.	2,027	106,458
Umpqua Holding Corp.	57,043	839,103
Union Bankshares Corp.	964	23,136
United Bankshares, Inc.	2,531	88,585
United Community Banks, Inc.	2,798	37,102
United Security Bancshares	547	8,949
Univest Corp. of Pennsylvania	902	33,374
W Holding Co., Inc.	7,449	3,555
Washington Trust Bancorp, Inc.	811	21,573
Webster Financial Corp.	15,500	391,375
WesBanco, Inc.	1,817	48,369
West Bancorp., Inc.	1,137	14,815
West Coast Bancorp.	1,025	15,027
Westamerica Bancorp.	1,894	108,962
Western Alliance Bancorp.†	1,244	19,232
Wilshire Bancorp, Inc.	1,257	15,298
Wintrust Financial Corp.	4,720	138,532

Security Description	Shares	Market Value (Note 2)
Banks-Commercial (continued)
Yadkin Valley Financial Corp.	748	$12,686
		11,877,247
Banks-Fiduciary — 0.0%
Boston Private Financial Holdings, Inc.	3,563	31,141
Batteries/Battery Systems — 0.2%
Advanced Battery Technology†	2,791	9,015
China BAK Battery, Inc.†	1,973	7,103
Energizer Holdings, Inc.†	3,200	257,760
EnerSys†	1,835	36,168
Greatbatch, Inc.†	1,529	37,521
Medis Technologies, Ltd.†	2,041	3,674
Ultralife Batteries, Inc.†	820	6,355
Valence Technology, Inc.†	3,221	11,112
		368,708
Beverages-Non-alcoholic — 0.0%
Coca-Cola Bottling Co.	266	11,613
National Beverage Corp.†	702	6,227
		17,840
Beverages-Wine/Spirits — 0.4%
Central European Distribution Corp.†	18,400	835,544
Brewery — 0.0%
Boston Beer Co., Inc., Class A†	551	26,167
Broadcast Services/Program — 0.1%
CKX, Inc.†	3,434	21,154
Crown Media Holdings, Inc., Class A†	711	3,576
DG Fastchannel, Inc.†	997	21,854
Fisher Communications, Inc.	437	17,218
Global Traffic Network, Inc.†	773	7,166
Gray Television, Inc.	2,788	4,795
World Wrestling Entertainment, Inc.	1,385	21,412
		97,175
Building & Construction Products-Misc. — 1.3%
Builders FirstSource, Inc.†	1,038	6,218
China Architectral Engineering, Class A†	1,217	8,628
Drew Industries, Inc.†	1,286	22,003
Gibraltar Industries, Inc.	57,705	1,079,661
Interline Brands, Inc.†	2,205	35,743
Louisiana-Pacific Corp.	40,907	380,435
NCI Building Systems, Inc.†	1,329	42,196
Patrick Industries, Inc.†	27,520	149,709
Simpson Manufacturing Co., Inc.	25,159	681,557
Trex Co., Inc.†	991	17,947
		2,424,097
Building & Construction-Misc. — 0.1%
Dycom Industries, Inc.†	13,451	175,132
Insituform Technologies, Inc., Class A†	1,905	28,499
Layne Christensen Co.†	1,284	45,492
		249,123
Building Products-Air & Heating — 0.0%
Aaon, Inc.	876	15,934
Comfort Systems USA, Inc.	2,722	36,366
		52,300

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Building Products-Cement — 0.0%
Texas Industries, Inc.	1,551	$63,374
US Concrete, Inc.†	2,595	11,600
		74,974
Building Products-Doors & Windows — 0.0%
Apogee Enterprises, Inc.	1,971	29,624
Quanex Building Products	2,444	37,247
		66,871
Building Products-Light Fixtures — 0.0%
LSI Industries, Inc.	1,226	10,139
Building Products-Wood — 0.0%
Universal Forest Products, Inc.	1,137	39,693
Building-Heavy Construction — 0.3%
Granite Construction, Inc.	2,202	78,876
Orion Marine Group, Inc.†	1,408	14,770
Perini Corp.†	17,867	460,790
Sterling Construction Co., Inc.†	752	12,182
		566,618
Building-Maintance & Services — 0.1%
ABM Industries, Inc.	2,915	63,664
Integrated Electrical Services, Inc.†	506	8,885
Rollins, Inc.	2,806	53,258
		125,807
Building-Mobile Home/Manufactured Housing — 0.1%
Cavco Industries, Inc.†	462	16,701
Champion Enterprises, Inc.†	5,070	28,138
Fleetwood Enterprises, Inc.†	4,978	5,078
Palm Harbor Homes, Inc.†	646	6,402
Skyline Corp.	445	11,761
Winnebago Industries, Inc.	2,028	26,202
		94,282
Building-Residential/Commercial — 0.1%
Amrep Corp.†	113	4,792
Beazer Homes USA, Inc.†	2,561	15,315
Brookfield Homes Corp.	610	8,760
Hovnanian Enterprises, Inc., Class A†	3,027	24,186
M/I Homes, Inc.	915	20,844
Meritage Homes Corp.†	2,098	51,820
Ryland Group, Inc.	2,825	74,919
Standard-Pacific Corp.†	4,850	23,813
		224,449
Cable TV — 0.0%
Charter Communications, Inc., Class A†	27,884	20,355
Mediacom Communications Corp., Class A†	2,569	15,209
Outdoor Channel Holdings, Inc.†	1,050	9,240
		44,804
Capacitors — 0.0%
KEMET Corp.†	5,482	7,456
Casino Hotels — 0.0%
Ameristar Casinos, Inc.	1,659	23,541
Monarch Casino & Resort, Inc.†	748	8,520
Riviera Holdings Corp.†	658	4,836
		36,897

Security Description	Shares	Market Value (Note 2)
Casino Services — 0.3%
Bally Technologies, Inc.†	3,629	$109,886
Elixir Gaming Technologies, Inc.†	4,420	1,459
International Game Technology	6,900	118,542
Scientific Games Corp., Class A†	11,900	273,938
Shuffle Master, Inc.†	3,454	17,581
		521,406
Cellular Telecom — 0.1%
Centennial Communications Corp.†	4,604	28,729
iPCS, Inc.†(6)	1,167	25,989
Syniverse Holdings, Inc.†	3,441	57,155
Virgin Mobile USA, Inc.†	1,981	5,824
		117,697
Chemicals-Diversified — 0.2%
Aceto Corp.	1,596	15,306
Innophos Holdings, Inc.	681	16,603
Innospec, Inc.	1,595	19,236
Olin Corp.	4,960	96,224
Rockwood Holdings, Inc.†	2,761	70,847
ShengdaTech, Inc.†	1,967	13,769
Solutia, Inc.†	6,308	88,312
Westlake Chemical Corp.	1,251	26,308
		346,605
Chemicals-Fibers — 0.0%
Zoltek Cos., Inc.†	1,855	31,739
Chemicals-Other — 0.0%
American Vanguard Corp.	1,232	18,579
Chemicals-Plastics — 0.1%
A. Schulman, Inc.	1,829	36,178
Landec Corp.†	1,515	12,408
PolyOne Corp.†	30,782	198,544
Spartech Corp.	1,995	19,750
		266,880
Chemicals-Specialty — 0.5%
Arch Chemicals, Inc.	1,663	58,704
Balchem Corp.	1,234	32,911
Ferro Corp.	10,927	219,633
GreenHunter Energy, Inc.	27	0
H.B. Fuller Co.	3,219	67,181
Hercules, Inc.	7,465	147,732
ICO, Inc.†	1,809	10,148
Minerals Technologies, Inc.	1,254	74,437
NewMarket Corp.	902	47,409
OM Group, Inc.†	2,040	45,900
Penford Corp.	733	12,967
Quaker Chemical Corp.	670	19,068
Sensient Technologies Corp.	3,181	89,482
Stepan Co.	414	22,592
Symyx Technologies, Inc.†	2,195	21,752
WR Grace & Co.†	4,789	72,410
Zep, Inc.	1,365	24,079
		966,405
Circuit Boards — 0.0%
Multi-Fineline Electronix, Inc.†	566	8,371
Park Electrochemical Corp.	1,385	33,572

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Circuit Boards (continued)
TTM Technologies, Inc.†	2,888	$28,649
		70,592
Coal — 0.1%
International Coal Group, Inc.†	8,474	52,878
James River Coal Co.†	1,692	37,207
National Coal Corp.†	1,800	9,414
Westmoreland Coal Co.†	620	9,796
		109,295
Coffee — 0.0%
Farmer Brothers Co.	441	10,967
Green Mountain Coffee Roasters, Inc.†	1,158	45,556
Peet's Coffee & Tea, Inc.†	976	27,250
		83,773
Collectibles — 0.0%
RC2 Corp.†	1,216	24,320
Commerce — 0.0%
i2 Technologies, Inc.†	1,022	13,787
Commercial Services — 3.3%
Arbitron, Inc.	1,809	80,844
CoStar Group, Inc.†	1,305	59,234
DynCorp International, Inc., Class A†	1,614	27,051
ExlService Holdings, Inc.†	926	8,130
First Advantage Corp., Class A†	671	9,428
Healthcare Services Group	2,896	52,968
HMS Holdings Corp.†	1,697	40,660
ICT Group, Inc.†	571	4,597
Iron Mountain, Inc.†	121,468	2,965,034
Live Nation, Inc.†	5,075	82,570
National Resh Corp.	112	3,434
PeopleSupport, Inc.†	1,243	14,531
PHH Corp.†	3,619	48,096
Pre-Paid Legal Services, Inc.†	521	21,496
Standard Parking Corp.†	567	12,599
Steiner Leisure, Ltd.†	20,868	717,442
Team, Inc.†	1,245	44,969
TeleTech Holdings, Inc.†	2,616	32,543
The Providence Service Corp.†	35,235	345,303
Ticketmaster†	157,104	1,685,726
		6,256,655
Commercial Services-Finance — 2.2%
Advance America Cash Advance Centers, Inc.	2,731	8,166
Bankrate, Inc.†	831	32,334
Cardtronics, Inc.†	785	6,170
CBIZ, Inc.†	2,920	24,674
Coinstar, Inc.†	1,864	59,648
Deluxe Corp.	3,438	49,473
Dollar Financial Corp.†	1,659	25,532
Equifax, Inc.	45,100	1,553,695
Euronet Worldwide, Inc.†	110,956	1,856,294

Security Description	Shares	Market Value (Note 2)
Commercial Services-Finance (continued)
Global Cash Access Holdings, Inc.†	2,618	$13,247
Heartland Payment Systems, Inc.	1,648	42,123
Interactive Data Corp.	2,441	61,562
Jackson Hewitt Tax Service, Inc.	1,954	29,974
MedQuist, Inc.	42,580	203,958
Net 1 UEPS Technologies, Inc.†	2,993	66,834
PRG-Schultz International, Inc.†	978	8,763
Riskmetrics Group, Inc.†	1,403	27,457
TNS, Inc.†	1,656	32,077
Wright Express Corp.†	2,589	77,281
		4,179,262
Communications Software — 0.2%
Digi International, Inc.†	39,722	405,164
DivX, Inc.†	1,758	11,374
Seachange International, Inc.†	2,015	19,465
Smith Micro Software, Inc.†	1,985	14,094
		450,097
Computer Aided Design — 0.5%
Aspen Technology, Inc.†	64,200	815,340
MSC.Software Corp.†	3,047	32,603
Parametric Technology Corp.†	7,603	139,895
		987,838
Computer Graphics — 0.0%
Monotype Imaging Holdings, Inc.†	983	10,941
Trident Microsystems, Inc.†	3,982	9,557
		20,498
Computer Services — 1.6%
3PAR, Inc.†	1,778	11,468
CACI International, Inc., Class A†	1,996	100,000
CIBER, Inc.†	3,500	24,465
COMSYS IT Partners, Inc.†	950	9,234
DST Systems, Inc.†	27,000	1,511,730
Furmanite Corp.†	2,378	24,589
iGate Corp.†	1,428	11,658
IKON Office Solutions, Inc.	5,407	91,973
Insight Enterprises, Inc.†	3,172	42,536
Manhattan Associates, Inc.†	1,665	37,196
Ness Technologies, Inc.†	2,689	30,843
Perot Systems Corp., Class A†	63,052	1,093,952
SI International, Inc.†	866	26,023
SRA International, Inc.†	2,837	64,201
SYKES Enterprises, Inc.†	2,223	48,817
Syntel, Inc.	842	20,629
Virtusa Corp.†	575	3,743
		3,153,057
Computer Software — 0.1%
Accelrys, Inc.†	1,749	9,602
Avid Technology, Inc.†	2,046	49,227
Blackbaud, Inc.	2,982	55,018
Double-Take Software, Inc.†	1,127	11,214
Guidance Software, Inc.†	608	2,851
Omniture, Inc.†	4,153	76,249
Phoenix Technologies, Ltd.†	1,796	14,350
		218,511

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Computers — 0.0%
Palm, Inc.	7,231	$43,169
Rackable Systems, Inc.†	1,934	18,973
		62,142
Computers-Integrated Systems — 0.3%
3D Systems Corp.†	1,164	16,587
Agilysys, Inc.	1,482	14,953
Cray, Inc.†	2,151	11,142
Echelon Corp.†	1,936	19,128
Integral Systems, Inc†	1,172	24,342
Jack Henry & Associates, Inc.	4,946	100,552
Maxwell Technologies, Inc.†	1,191	15,888
Mercury Computer Systems, Inc.†	1,485	13,217
MICROS Systems, Inc.†	5,401	143,991
MTS Systems Corp.	1,182	49,762
NCI, Inc.†	424	12,076
NetScout Systems, Inc.†	1,923	20,461
Radiant Systems, Inc.†	1,804	15,677
Radisys Corp.†	1,464	12,590
Riverbed Technology, Inc.†	3,762	47,100
Stratasys, Inc.†	1,417	24,755
Super Micro Computer, Inc.†	1,444	13,010
		555,231
Computers-Memory Devices — 0.1%
Data Domain, Inc.†	2,216	49,350
Hutchinson Technology, Inc.†	1,539	17,821
Imation Corp.	2,013	45,474
Isilon Systems, Inc.†	1,607	7,087
Netezza Corp†	2,693	28,573
Quantum Corp.†	13,414	14,085
Silicon Storage Technology, Inc.†	5,458	17,793
Smart Modular Technologies WWH, Inc.†	2,892	8,676
STEC, Inc.†	2,004	15,431
		204,290
Computers-Periphery Equipment — 0.2%
Compellent Technologies Inc†	922	11,433
Electronics for Imaging, Inc.†	3,562	49,619
Immersion Corp.†	1,994	11,605
Rimage Corp.†	14,659	204,640
Synaptics, Inc.†	2,266	68,478
		345,775
Consulting Services — 0.5%
BearingPoint, Inc.†	14,224	7,641
China Direct, Inc.†	445	1,878
CRA International, Inc.†	756	20,775
Forrester Research, Inc.†	1,014	29,731
Gartner, Inc.†	3,930	89,132
Hackett Group, Inc.†	2,687	14,617
Hill International, Inc.†	1,529	21,177
Huron Consulting Group, Inc.†	1,382	78,746
ICF International, Inc.†	434	8,572
LECG Corp.†	1,669	13,469
MAXIMUS, Inc.	1,256	46,271
Navigant Consulting, Inc.†	3,223	64,105
The Advisory Board Co.†	1,164	35,106

Security Description	Shares	Market Value (Note 2)
Consulting Services (continued)
Watson Wyatt Worldwide, Inc., Class A	11,287	$561,303
		992,523
Consumer Products-Misc. — 0.6%
American Greetings Corp., Class A	3,289	50,289
Blyth, Inc.	1,594	18,076
Central Garden and Pet Co., Class A†	87,702	521,827
CSS Industries, Inc.	511	13,153
Helen of Troy, Ltd.†	2,042	46,496
Prestige Brands Holdings, Inc.†	2,203	19,563
Russ Berrie & Co., Inc.†	1,094	8,391
Spectrum Brands, Inc.†	2,614	3,633
Tupperware Brands Corp.	17,567	485,376
WD-40 Co.	1,118	40,170
		1,206,974
Containers-Metal/Glass — 0.1%
Bway Holding Co.†	488	5,724
Silgan Holdings, Inc.	1,673	85,474
		91,198
Containers-Paper/Plastic — 0.1%
AEP Industries, Inc.†	353	7,060
Graphic Packaging Holding Co.†	9,180	22,950
Rock-Tenn Co., Class A	2,531	101,189
		131,199
Cosmetics & Toiletries — 0.1%
Chattem, Inc.†	1,141	89,203
Columbia Laboratories, Inc.†	3,056	8,007
Elizabeth Arden, Inc.†	1,680	32,979
Inter Parfums, Inc.	918	12,448
		142,637
Data Processing/Management — 1.5%
Acxiom Corp.	4,100	51,414
Commvault Systems, Inc.†	2,874	34,632
CSG Systems International, Inc.†	2,394	41,967
Fair Isaac Corp.	3,242	74,728
FalconStor Software, Inc.†	2,491	13,352
Fiserv, Inc.†	55,100	2,607,332
Infogroup, Inc.	2,100	13,881
Pegasystems, Inc.	941	12,148
Schawk, Inc.	982	14,848
		2,864,302
Decision Support Software — 0.1%
DemandTec, Inc.†	1,281	11,542
Interactive Intelligence, Inc.†	906	8,172
QAD, Inc.	812	5,619
SPSS, Inc.†	1,203	35,320
Wind River Systems, Inc.†	4,822	48,220
		108,873
Dental Supplies & Equipment — 0.5%
Align Technology, Inc.†	4,167	45,129
Sirona Dental Systems, Inc.†	40,002	931,246
		976,375
Diagnostic Equipment — 0.1%
Affymetrix, Inc.†	4,670	36,146

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Diagnostic Equipment (continued)
Cepheid, Inc.†	3,793	$52,457
Hansen Medical, Inc.†	1,113	14,959
Immucor, Inc.†	4,665	149,093
		252,655
Diagnostic Kits — 0.1%
Inverness Medical Innovations, Inc.	102	19,380
Meridian Bioscience, Inc.	2,680	77,827
OraSure Technologies, Inc.†	3,058	15,045
Quidel Corp.†	1,916	31,442
		143,694
Direct Marketing — 0.0%
Harte-Hanks, Inc.	2,518	26,112
Disposable Medical Products — 0.0%
ICU Medical, Inc.†	721	21,925
Medical Action Industries, Inc.†	922	12,106
Merit Medical Systems, Inc.†	1,887	35,419
		69,450
Distribution/Wholesale — 0.7%
Beacon Roofing Supply, Inc.†	3,008	46,985
Bmp Sunstone Corp Com†	1,470	10,202
Brightpoint, Inc.†	3,254	23,429
Chindex International, Inc.†	721	7,830
Core-Mark Holding Co., Inc.†	664	16,593
FGX International Holdings†	897	9,930
Fossil, Inc.†	3,011	85,000
Houston Wire & Cable Co.	1,227	21,068
MWI Veterinary Supply, Inc.†	709	27,857
Owens & Minor, Inc.	2,739	132,841
Pool Corp.	3,194	74,516
Scansource, Inc.†	1,763	50,757
School Specialty, Inc.†	1,268	39,549
Titan Machinery ,Inc.†	478	9,947
United Stationers, Inc.†	13,283	635,326
Watsco, Inc.	1,557	78,286
		1,270,116
Diversified Financial Services — 0.0%
Doral Financial Corp.†	342	3,735
Diversified Manufacturing Operations — 0.5%
A.O. Smith Corp.	1,343	52,632
Actuant Corp., Class A	3,691	93,161
Acuity Brands, Inc.	2,685	112,126
Ameron International Corp.	610	43,706
AZZ, Inc.†	821	33,965
Barnes Group, Inc.	3,182	64,340
Blount International, Inc.†	2,612	29,072
Colfax Corp.†	1,460	24,397
EnPro Industries, Inc.†	1,356	50,389
ESCO Technologies, Inc.†	1,721	82,901
Federal Signal Corp.	3,244	44,443
GenTek, Inc.†	586	15,066
Griffon Corp.†	1,777	16,028
Koppers Holdings, Inc.	1,391	52,037
LSB Industries, Inc.†	1,133	15,692

Security Description	Shares	Market Value (Note 2)
Diversified Manufacturing Operations (continued)
Lydall, Inc.†	1,083	$10,429
Matthews International Corp., Class A	2,065	104,778
Park-Ohio Holdings Corp.†	533	9,535
Raven Industries, Inc.	1,086	42,734
Standex International Corp.	885	24,559
Tredegar Corp.	1,571	27,948
		949,938
Diversified Minerals — 0.0%
AMCOL International Corp.	1,736	54,267
General Moly Inc†	4,179	18,179
United States Lime + Minerals†	116	4,467
		76,913
Diversified Operations — 0.0%
Resource America, Inc., Class A	640	6,080
Diversified Operations/Commercial Services — 0.1%
Chemed Corp.	1,584	65,039
Compass Diversified Trust	1,683	23,461
Viad Corp.	1,402	40,364
Volt Information Sciences, Inc.†	825	7,408
		136,272
Drug Delivery Systems — 0.1%
Alkermes, Inc.†	6,339	84,309
Depomed, Inc.†	3,135	11,443
I-Flow Corp.†	1,410	13,127
Nektar Therapeutics†	6,392	22,947
Noven Pharmaceuticals, Inc.†	1,621	18,933
		150,759
E-Commerce/Products — 0.1%
1-800-FLOWERS.COM, Inc., Class A†	1,705	10,264
Bidz , Inc.†	368	3,187
Blue Nile, Inc.†	905	38,797
drugstore.com, Inc.†	5,453	12,815
Mercadolibre, Inc.†	1,705	34,697
NutriSystem, Inc.	2,088	36,999
Overstock.com, Inc.†	1,006	19,929
Shutterfly, Inc.†	1,284	12,339
Stamps.com, Inc.†	950	11,087
		180,114
E-Commerce/Services — 0.1%
Global Sources, Ltd.†	1,107	11,148
Internet Brands, Inc., Class A†	1,447	10,086
Move, Inc.†	8,376	17,757
NetFlix, Inc.†	2,680	82,758
Orbitz Worldwide, Inc.†	2,389	14,023
		135,772
E-Marketing/Info — 0.1%
Comscore Inc†	1,174	20,698
Constant Contact, Inc.†	1,394	23,795
Digital River, Inc.†	2,466	79,898
Liquidity Services, Inc.†	955	10,362
ValueClick, Inc.†	5,738	58,700
		193,453

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
E-Services/Consulting — 0.1%
GSI Commerce, Inc.†	1,533	$23,731
Keynote Systems, Inc.†	901	11,938
Perficient, Inc.†	2,087	13,858
Sapient Corp.†	5,943	44,156
Websense, Inc.†	3,023	67,564
		161,247
Educational Software — 0.1%
Blackboard, Inc.†	2,058	82,917
Renaissance Learning, Inc.	627	8,145
		91,062
Electric Products-Misc. — 0.1%
GrafTech International, Ltd.†	7,949	120,109
Graham Corp.	324	17,529
Harbin Electric, Inc.†	487	5,771
Littelfuse, Inc.†	1,460	43,406
		186,815
Electric-Distribution — 0.0%
EnerNOC, Inc.†	631	6,525
Electric-Integrated — 1.0%
Allete, Inc.	1,740	77,430
Avista Corp.	3,527	76,571
Black Hills Corp.	2,548	79,166
Central Vermont Public Service Corp.	674	15,799
CH Energy Group, Inc.	1,067	46,489
Cleco Corp.	3,997	100,924
CMS Energy Corp.	13,800	172,086
El Paso Electric Co.†	2,989	62,769
IDACORP, Inc.	2,997	87,183
MGE Energy, Inc.	7,952	282,694
Northwestern Corp.	2,596	65,238
Otter Tail Corp.	2,002	61,521
Pike Electric Corp.†	1,104	16,262
PNM Resources, Inc.	5,135	52,582
Portland General Electric Co.	4,139	97,929
Sierra Pacific Resources	36,400	348,712
The Empire District Electric Co.	2,272	48,507
U.S. Geothermal, Inc.†	4,048	7,205
UIL Holdings Corp.	1,689	57,983
Unisource Energy Corp.	2,287	66,758
Westar Energy, Inc.	6,913	159,276
		1,983,084
Electric-Transmission — 0.1%
ITC Holdings Corp.	3,308	171,255
Electronic Components-Misc. — 0.4%
Bel Fuse, Inc., Class B	9,604	273,426
Benchmark Electronics, Inc.†	4,485	63,149
CTS Corp.	2,268	28,985
Daktronics, Inc.	2,203	36,702
LaBarge, Inc.†	796	11,988
Methode Electronics, Inc.	2,613	23,360
Microvision, Inc. Wash†	4,440	8,613
NVE Corp.†	295	8,351

Security Description	Shares	Market Value (Note 2)
Electronic Components-Misc. (continued)
OSI Systems, Inc.†	1,027	$24,145
Plexus Corp.†	2,650	54,855
Rogers Corp.†	1,206	44,598
Sanmina-SCI Corp.†	35,783	50,096
Stoneridge, Inc.†	955	10,744
Technitrol, Inc.	2,768	40,939
		679,951
Electronic Components-Semiconductors — 2.0%
Actel Corp.†	1,735	21,653
Advanced Analogic Technologies, Inc.†	2,979	13,852
Amkor Technology, Inc.†	7,261	46,253
Applied Micro Circuits Corp.†	4,278	25,583
Authentec, Inc.†	1,635	3,515
Bookham, Inc.†	6,576	7,431
Cavium Networks, Inc.†	2,050	28,864
Ceva, Inc.†	1,314	10,906
Diodes, Inc.†	1,943	35,848
DSP Group, Inc.†	1,587	12,141
Emcore Corp†	5,035	24,873
Entropic Communications, Inc.†	601	847
Fairchild Semiconductor International, Inc.†	69,710	619,722
Intersil Corp., Class A	13,300	220,514
IXYS Corp.	1,539	13,990
Kopin Corp.†	4,503	14,049
Lattice Semiconductor Corp.†	8,004	16,488
Macrovision Solutions Corp.†	21,848	336,022
Microchip Technology, Inc.	19,700	579,771
Microsemi Corp.†	5,190	132,241
Microtune, Inc.†	3,544	9,498
MIPS Technologies, Inc.†	2,892	10,151
Monolithic Power Systems, Inc.†	1,760	30,571
Netlogic Microsystems, Inc.†	1,156	34,958
OmniVision Technologies, Inc.†	49,159	560,904
ON Semiconductor Corp.†	92,440	624,894
PLX Technology, Inc.†	1,837	9,406
PMC - Sierra, Inc.†	14,462	107,308
Rubicon Technology, Inc.†	865	6,245
Semtech Corp.†	4,127	57,613
Silicon Image, Inc.†	4,994	26,668
SiRF Technology Holdings, Inc.†	3,959	5,899
Skyworks Solutions, Inc.†	10,770	90,037
Spansion, Inc. Class A†	8,326	12,905
Supertex, Inc.†	724	20,388
Volterra Semiconductor Corp.†	1,740	22,150
Zoran Corp.†	3,511	28,650
		3,822,808
Electronic Design Automation — 0.1%
Cogo Group, Inc.†	1,636	8,622
Magma Design Automation, Inc.†	2,873	11,549
Mentor Graphics Corp.†	6,014	68,259
		88,430
Electronic Measurement Instruments — 0.1%
Analogic Corp.	895	44,535
Axsys Technologies, Inc.†	594	35,011
Badger Meter, Inc.	978	45,917
FARO Technologies, Inc.†	1,141	23,242

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Electronic Measurement Instruments (continued)
Measurement Specialties, Inc.†	1,016	$17,719
Zygo Corp.†	998	12,555
		178,979
Electronic Security Devices — 0.0%
American Science and Engineering, Inc.	619	36,973
ICx Technologies, Inc.†	894	6,892
Taser International, Inc.†	4,085	29,208
		73,073
Energy-Alternate Sources — 0.1%
Akeena Solar, Inc.†	1,327	5,029
Ascent Solar Technologies, Inc.†	487	2,961
Aventine Renewable Energy Holdings, Inc.†	1,912	6,042
Clean Energy Fuels Corp.†	1,422	20,121
Comverge, Inc.†	1,424	6,550
Ener1, Inc.†	2,345	18,314
Evergreen Energy, Inc.†	5,523	5,192
FuelCell Energy, Inc.†	4,665	28,130
Greenhunter Energy, Inc.†	281	4,004
Headwaters, Inc.†	2,742	36,606
Pacific Ethanol, Inc.†	2,887	4,013
Plug Power, Inc.†	5,229	5,177
Quantum Fuel Systems Technologies Worldwide, Inc.†	5,387	6,949
Verasun Energy Corp.†	7,020	21,973
		171,061
Engineering/R&D Services — 0.4%
EMCOR Group, Inc.†	28,786	757,648
ENGlobal Corp.†	1,861	24,695
Michael Baker Corp.†	477	16,600
Stanley, Inc.†	576	21,260
VSE Corp.	262	8,837
		829,040
Engines-Internal Combustion — 0.0%
Briggs & Stratton Corp.	3,344	54,106
Enterprise Software/Service — 1.2%
Advent Software, Inc.†	1,125	39,634
American Software, Inc., Class A	1,470	8,012
Ariba, Inc.†	5,688	80,371
Concur Technologies, Inc.†	2,864	109,577
Epicor Software Corp.†	4,064	32,065
Informatica Corp.†	5,863	76,160
JDA Software Group, Inc.†	1,753	26,663
Lawson Software, Inc.†	191,060	1,337,420
ManTech International Corp., Class A†	1,367	81,049
MedAssets, Inc.†	1,192	20,502
MicroStrategy, Inc., Class A†	610	36,313
Omnicell, Inc.†	2,128	27,983
Opnet Technologies, Inc.†	860	10,475
PROS Holdings, Inc.†	840	7,888
RightNow Technologies, Inc.†	1,915	24,072
Sybase, Inc.†	5,247	160,663
SYNNEX Corp.†	1,136	25,378
Taleo Corp., Class A†	1,777	35,345

Security Description	Shares	Market Value (Note 2)
Enterprise Software/Service (continued)
The Ultimate Software Group, Inc.†	1,643	$44,361
Tyler Technologies, Inc.†	2,573	39,032
		2,222,963
Entertainment Software — 0.1%
Midway Games, Inc.†	750	1,777
Take-Two Interactive Software, Inc.	5,100	83,640
THQ, Inc.†	4,423	53,253
		138,670
Environmental Consulting & Engineering — 0.1%
Tetra Tech, Inc.†	3,905	93,954
Environmental Monitoring & Detection — 0.1%
Met-Pro Corp.	1,079	15,743
Mine Safety Appliances Co.	2,059	78,489
		94,232
Filtration/Separation Products — 0.1%
CLARCOR, Inc.	3,335	126,563
Flanders Corp.†	1,049	6,609
PMFG, Inc.†	882	12,780
Polypore International, Inc.†	1,040	22,371
		168,323
Finance-Auto Loans — 0.0%
Credit Acceptance Corp.†	388	6,596
Finance-Commercial — 0.0%
Newstar Financial, Inc.†	1,561	12,628
Finance-Consumer Loans — 0.1%
Encore Capital Group, Inc.†	893	12,234
Nelnet, Inc., Class A	1,142	16,217
Ocwen Financial Corp.†	2,324	18,708
Portfolio Recovery Associates, Inc.†	1,025	49,846
The First Marblehead Corp.	4,511	11,232
World Acceptance Corp.†	1,106	39,816
		148,053
Finance-Credit Card — 0.0%
Advanta Corp., Class B	2,499	20,567
CompuCredit Corp.†	1,051	4,120
		24,687
Finance-Investment Banker/Broker — 0.7%
Broadpoint Securities Group, Inc.†	1,577	4,573
Diamond Hill Invt Group, Inc.	135	12,139
Duff & Phelps Corp., Class A†	692	14,553
Evercore Partners, Inc., Class A	643	11,561
FBR Capital Markets Corp.†	1,819	11,787
Friedman Billings Ramsey Group, Inc., Class A†	9,652	19,304
Greenhill & Co., Inc.	1,159	85,476
Interactive Brokers Group, Inc., Class A†	2,693	59,704
International Assets Holding Corp.†	275	6,630
KBW, Inc.†	1,767	58,205
Knight Capital Group, Inc., Class A†	6,210	92,281
LaBranche & Co., Inc.†	3,539	15,926
Ladenburg Thalmann Financial Services, Inc.†	6,659	11,986
optionsXpress Holdings, Inc.	2,826	54,881
Penson Worldwide, Inc.†	1,097	15,215

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Finance-Investment Banker/Broker (continued)
Piper Jaffray Cos., Inc.†	1,270	$54,928
Raymond James Financial, Inc.	16,800	554,064
Sanders Morris Harris Group, Inc.	1,270	10,986
Stifel Financial Corp.†	1,575	78,592
SWS Group, Inc.	1,589	32,034
Thomas Weisel Partners Group, Inc.†	12,667	106,783
TradeStation Group, Inc.†	2,097	19,607
		1,331,215
Finance-Leasing Companies — 0.3%
Financial Federal Corp.	25,804	591,428
Finance-Mortgage Loan/Banker — 0.0%
Federal Agricultural Mtg. Corp., Class C	619	2,538
Finance-Other Services — 0.0%
Asset Acceptance Capital Corp.†	974	10,266
BGC Parnters, Inc., Class A	2,191	9,399
FCStone Group, Inc.†	1,526	27,453
GFI Group, Inc.	4,477	21,087
MarketAxess Holdings, Inc.†	2,022	16,317
		84,522
Financial Guarantee Insurance — 0.1%
Ambac Financial Group, Inc.	19,372	45,137
Assured Guaranty, Ltd.	3,717	60,439
PMI Group, Inc.	5,301	15,638
Primus Guaranty, Ltd.†	1,520	3,982
Radian Group, Inc.	5,250	26,460
		151,656
Firearms & Ammunition — 0.0%
Smith & Wesson Holding Corp.†	2,451	9,167
Fisheries — 0.0%
HQ Sustainable Martitime†	436	2,206
Food-Baking — 0.1%
Flowers Foods, Inc.	5,133	150,705
Food-Canned — 0.6%
Del Monte Foods Co.	130,100	1,014,780
Treehouse Foods, Inc.†	2,089	62,043
		1,076,823
Food-Confectionery — 0.0%
Tootsie Roll Industries, Inc.	1,553	44,897
Food-Dairy Products — 0.0%
American Dairy, Inc.†	463	4,690
Lifeway Foods, Inc.†	315	3,686
		8,376
Food-Meat Products — 1.3%
Hormel Foods Corp.	29,800	1,081,144
Smithfield Foods, Inc.†	17,990	285,681
Tyson Foods, Inc., Class A	100,300	1,197,582
		2,564,407

Security Description	Shares	Market Value (Note 2)
Food-Misc. — 1.3%
B&G Foods, Inc.	1,312	$9,381
Cal-Maine Foods, Inc.	882	24,202
Calavo Growers, Inc.	677	8,435
Chiquita Brands International, Inc.†	63,619	1,005,816
Diamond Foods, Inc.	1,102	30,889
Hain Celestial Group, Inc.†	2,701	74,359
J & J Snack Foods Corp.	971	32,927
Lancaster Colony Corp.	1,358	51,142
Lance, Inc.	1,836	41,659
M&F Worldwide Corp.†	789	31,560
Ralcorp Holdings, Inc.†	1,760	118,642
Seaboard Corp.	23	28,911
Smart Balance, Inc.†	155,680	1,021,261
Zhongpin, Inc.†	1,204	12,798
		2,491,982
Food-Retail — 0.3%
Arden Group, Inc., Class A	75	10,922
Great Atlantic & Pacific Tea Co., Inc.†	2,362	25,557
Ingles Markets, Inc., Class A	874	19,953
Ruddick Corp.	2,787	90,438
Village Super Market, Class A	209	9,963
Weis Markets, Inc.	11,890	428,159
Winn-Dixie Stores, Inc.†	3,609	50,165
		635,157
Food-Wholesale/Distribution — 0.9%
Fresh Del Monte Produce, Inc.†	72,595	1,611,609
Nash Finch Co.	867	37,385
Spartan Stores, Inc.	1,480	36,823
United Natural Foods, Inc.†	2,870	71,721
		1,757,538
Footwear & Related Apparel — 0.6%
CROCS, Inc.†	5,593	20,023
Deckers Outdoor Corp.†	867	90,237
Iconix Brand Group, Inc.†	3,872	50,646
Skechers USA, Inc., Class A†	2,209	37,178
Steven Madden, Ltd.†	1,221	30,257
Timberland Co., Class A†	44,168	767,198
Weyco Group, Inc.	473	15,831
Wolverine World Wide, Inc.	3,305	87,450
		1,098,820
Forestry — 0.0%
Deltic Timber Corp.	711	45,248
Funeral Services & Related Items — 0.0%
Stewart Enterprises, Inc., Class A	5,642	44,346
Gambling (Non-Hotel) — 0.0%
Dover Downs Gaming & Entertainment, Inc.	911	7,088
Isle of Capri Casinos, Inc.†	1,031	9,300
Pinnacle Entertainment, Inc.†	4,065	30,731
		47,119
Gas-Distribution — 1.7%
AGL Resources, Inc.	32,700	1,026,126
Chesapeake Utilities Corp.	445	14,778

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Gas-Distribution (continued)
EnergySouth, Inc.†	506	$31,084
Laclede Group, Inc.	1,493	72,395
New Jersey Resources Corp.	19,472	698,850
Nicor, Inc.	2,999	133,006
Northwest Natural Gas Co.	15,559	809,068
Piedmont Natural Gas, Inc.	4,923	157,339
South Jersey Industries, Inc.	1,941	69,294
Southwest Gas Corp.	2,870	86,846
WGL Holdings, Inc.	3,229	104,781
		3,203,567
Gold Mining — 0.0%
Royal Gold, Inc.	1,955	70,302
Golf — 0.1%
Callaway Golf Co.	16,984	238,965
Hazardous Waste Disposal — 0.1%
American Ecology Corp.	1,112	30,769
Clean Harbors, Inc.†	1,326	89,571
Energy Solutions, Inc.	2,229	22,290
		142,630
Health Care Cost Containment — 0.0%
Corvel Corp.†	523	14,963
Heart Monitors — 0.0%
Cardiac Science Corp.†	1,269	13,147
Home Decoration Products — 0.2%
Newell Rubbermaid, Inc.	26,700	460,842
Home Furnishings — 0.5%
American Woodmark Corp.	691	15,513
Ethan Allen Interiors, Inc.	1,662	46,569
Furniture Brands International, Inc.	62,042	652,682
Hooker Furniture Corp.	640	11,360
Kimball International, Inc., Class B	2,236	24,149
La-Z-Boy, Inc.	3,356	31,278
Sealy Corp.	2,887	18,650
Tempur-Pedic International, Inc.	5,051	59,400
		859,601
Hospital Beds/Equipment — 0.6%
Kinetic Concepts, Inc.†	41,900	1,197,921
Hotels/Motels — 0.1%
Gaylord Entertainment Co.†	2,729	80,151
Lodgian, Inc.†	1,058	8,252
Marcus Corp.	1,321	21,242
Morgans Hotel Group Co.†	1,880	20,511
		130,156
Housewares — 0.0%
Libbey, Inc.	954	8,119
Human Resources — 1.1%
Administaff, Inc.	1,458	39,687
AMN Healthcare Services, Inc.†	2,283	40,112
CDI Corp.	869	19,405
Cross Country Healthcare, Inc.†	45,890	747,548

Security Description	Shares	Market Value (Note 2)
Human Resources (continued)
Emergency Medical Services Corp., Class A†	608	$18,167
Gevity HR, Inc.	1,522	11,080
Heidrick & Struggles International, Inc.	1,173	35,366
Hudson Highland Group, Inc.†	1,635	11,363
Kelly Services, Inc., Class A	1,781	33,928
Kenexa Corp.†	1,542	24,348
Kforce, Inc.†	2,001	20,430
Korn/Ferry International†	13,801	245,934
MPS Group, Inc.†	6,289	63,393
On Assignment, Inc.†	2,312	18,219
Resources Connection, Inc.†	3,037	68,424
Spherion Corp.†	3,581	17,439
Successfactors, Inc.†	1,588	17,309
TrueBlue, Inc.†	41,905	677,185
		2,109,337
Identification Systems — 0.1%
Brady Corp., Class A	3,317	117,024
Checkpoint Systems, Inc.†	2,656	49,986
Cogent, Inc.†	2,810	28,718
L-1 Identity Solutions, Inc.†	4,352	66,498
		262,226
Independent Power Producers — 0.0%
Ormat Technologies, Inc.	1,207	43,850
Synthesis Energy Systems, Inc.†	1,655	8,027
		51,877
Industrial Audio & Video Products — 0.0%
China Security & Surveillance Technology†	1,847	25,636
Sonic Solutions†	1,447	6,367
		32,003
Industrial Automated/Robotic — 0.2%
Cognex Corp.	2,793	56,307
Gerber Scientific, Inc.†	1,668	15,245
Hurco Cos., Inc.†	419	12,390
Intermec, Inc.†	4,083	80,190
iRobot Corp.†	1,168	17,310
Nordson Corp.	2,233	109,663
		291,105
Instruments-Controls — 0.1%
Photon Dynamics, Inc.†	1,159	17,791
Watts Water Technologies, Inc., Class A	1,961	53,633
Woodward Governor Co.	3,899	137,518
		208,942
Instruments-Scientific — 0.1%
Dionex Corp.†	1,217	77,340
FEI Co.†	2,437	58,025
OYO Geospace Corp.†	266	10,448
Varian, Inc.†	1,954	83,827
		229,640
Insurance Brokers — 0.1%
Crawford & Co., Class B†	1,577	23,970
eHealth, Inc.†	1,708	27,328
Hilb Rogal and Hobbs Co.†	2,409	112,597

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Insurance Brokers (continued)
Life Partners Holdings, Inc.	386	$13,884
		177,779
Insurance-Life/Health — 0.2%
American Equity Investment Life Holding Co.	3,727	27,953
Delphi Financial Group, Inc., Class A	2,756	77,278
FBL Financial Group, Inc., Class A	836	23,316
Independence Holding Co.	423	4,886
Kansas City Life Insurance Co.	290	13,340
National Western Life Insurance Co., Class A	155	37,521
Presidential Life Corp.	1,414	22,327
The Phoenix Cos., Inc.	7,627	70,473
Universal American Corp.†	2,705	32,974
		310,068
Insurance-Multi-line — 0.1%
Citizens, Inc.†	2,438	20,040
Horace Mann Educators Corp.	2,748	35,367
United Fire & Casualty Co.	1,534	43,857
		99,264
Insurance-Property/Casualty — 1.7%
American Physicians Capital, Inc.	578	24,467
American Safety Insurance Holdings, Ltd.†	693	10,471
Amerisafe, Inc.†	1,310	23,842
Amp, Inc.†	821	9,524
Amtrust Financial Services, Inc.	1,034	14,052
Baldwin & Lyons, Inc., Class B	560	13,423
Castlepoint Holdings, Ltd.	2,324	25,866
CNA Surety Corp.†	35,879	599,179
Darwin Professional Underwriters, Inc.†	500	15,555
Donegal Group, Inc., Class A	765	13,869
EMC Insurance Group, Inc.	17,422	513,601
Employers Holdings, Inc.	3,297	57,302
Enstar Group, Ltd.†	381	37,094
First Acceptance Corp.†	1,126	3,828
First Mercury Financial Corp.†	948	13,509
FPIC Insurance Group, Inc.†	568	29,190
Hallmark Financial Services†	384	3,491
Harleysville Group, Inc.	852	32,206
Infinity Property & Casualty Corp.	1,028	42,354
LandAmerica Financial Group, Inc.	1,075	26,069
Meadowbrook Insurance Group, Inc.	104,513	737,862
National Interstate Corp.	401	9,636
Navigators Group, Inc.†	885	51,330
NYMAGIC, Inc.	290	7,322
PMA Capital Corp., Class A†	2,217	19,554
ProAssurance Corp.†	2,119	118,664
Quanta Capital Holdings, Ltd.	4,578	12,635
RLI Corp.	1,218	75,626
Safety Insurance Group, Inc.	1,097	41,609
SeaBright Insurance Holdings, Inc.†	1,478	19,214
Selective Insurance Group, Inc.	3,549	81,343
State Auto Financial Corp.	924	26,861
Stewart Information Services Corp.	1,175	34,956
Tower Group, Inc.	1,384	32,607
United America Indemnity, Ltd., Class A†	1,288	18,328

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Insurance-Property/Casualty (continued)
Zenith National Insurance Corp.	12,127	$444,333
		3,240,772
Insurance-Reinsurance — 0.5%
Argo Group International Holdings, Ltd.†	1,989	73,295
Aspen Insurance Holdings, Ltd.	5,631	154,852
Flagstone Reinsurance Holdings, Ltd.	1,966	20,191
Greenlight Capital Re, Ltd. Class A†	1,939	44,578
IPC Holdings, Ltd.	3,268	98,726
Maiden Holdings, Ltd.	3,440	14,964
Max Capital Re, Ltd.	3,746	87,019
Montpelier Re Holdings, Ltd.	6,182	102,065
Odyssey Re Holdings Corp., Ltd.	1,584	69,379
Platinum Underwriters Holdings, Ltd.	3,194	113,323
Validus Holdings, Ltd.	4,267	99,208
		877,600
Internet Application Software — 0.2%
Art Technology Group, Inc.†	8,821	31,050
China Information Sec Tech, Inc.†	1,496	7,031
CyberSource Corp.†	4,602	74,138
DealerTrack Holdings, Inc.†	2,872	48,365
eResearch Technology, Inc.†	2,894	34,468
Interwoven, Inc.†	3,076	43,433
RealNetworks, Inc.†	6,103	31,003
S1 Corp.†	3,396	20,784
Vignette Corp.†	1,718	18,451
Vocus, Inc.†	1,090	37,016
		345,739
Internet Connectivity Services — 0.0%
Cogent Communications Group, Inc.†	3,206	24,750
Internap Network Services Corp.†	3,291	11,453
PC-Tel, Inc.	1,253	11,678
		47,881
Internet Content-Entertainment — 0.0%
Limelight Networks, Inc.†	1,882	4,705
Internet Content-Information/News — 0.0%
Dice Holdings, Inc.†	1,027	7,292
HSW Intl Inc†	1,820	4,732
InfoSpace, Inc.	2,245	24,358
Loopnet, Inc.†	1,910	18,775
TechTarget, Inc.†	908	6,356
The Knot, Inc.†	1,996	16,667
TheStreet.com, Inc.	1,189	7,122
		85,302
Internet Financial Services — 0.0%
Online Resources Corp.†	1,882	14,623
thinkorswim Group, Inc.†	3,306	27,539
		42,162
Internet Incubators — 0.0%
Internet Capital Group, Inc.†	2,527	20,494
Moduslink Global Solutions, Inc.†	3,239	31,127
Safeguard Scientifics, Inc.†	7,934	9,917
		61,538

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Internet Infrastructure Equipment — 0.0%
Avocent Corp.†	2,977	$60,909
Internet Infrastructure Software — 0.2%
Akamai Technologies, Inc.†	12,000	209,280
AsiaInfo Holdings, Inc.†	2,378	21,830
Chordiant Software, Inc.†	1,962	10,065
SupportSoft, Inc.†	3,020	9,060
TeleCommunication Systems, Inc., Class A†	2,197	15,181
TIBCO Software, Inc.†	12,344	90,358
		355,774
Internet Security — 0.5%
Blue Coat Systems, Inc.†	2,261	32,084
Entrust, Inc.†	3,999	8,598
McAfee, Inc.†	23,320	791,947
Secure Computing Corp.†	3,455	18,933
SonicWALL, Inc.†	3,670	19,231
Sourcefire, Inc.†	1,307	9,528
Vasco Data Security International, Inc.†	1,706	17,674
		897,995
Internet Telephone — 0.0%
Ibasis, Inc.†	2,051	7,158
j2 Global Communications, Inc.†	2,958	69,069
		76,227
Intimate Apparel — 0.1%
The Warnaco Group, Inc.†	2,927	132,564
Investment Companies — 0.2%
Ampal American Israel Class A†	1,285	3,971
Apollo Investment Corp.	9,380	159,929
Ares Capital Corp.	6,477	67,555
Blackrock Kelso Capital Corp	849	9,789
Capital Southwest Corp.	211	29,973
Gladstone Capital Corp.	1,472	22,433
Gladstone Investment Corp.	1,442	9,921
Harris & Harris Group, Inc.†	1,688	10,769
Hercules Technology Growth Capital, Inc.	2,300	22,310
Kohlberg Capital Corp.	1,129	9,698
MCG Capital Corp.	4,937	12,935
Medallion Financial Corp.	969	10,145
MVC Capital, Inc.	1,682	25,650
NGP Capital Resources Co.	1,501	21,870
Patriot Capital Funding, Inc.	1,351	8,606
PennantPark Investment Corp.	1,375	10,189
Prospect Capital Corp.	1,715	21,969
		457,712
Investment Management/Advisor Services — 0.8%
Affiliated Managers Group, Inc.†	7,600	629,660
Calamos Asset Management, Inc., Class A	1,398	25,052
Cohen & Steers, Inc.	1,150	32,579
Epoch Holding Corp.	641	6,763
GAMCO Investors, Inc., Class A	524	31,073
Invesco, Ltd.	30,600	641,988
National Financial Partners Corp.	2,653	39,795

Security Description	Shares	Market Value (Note 2)
Investment Management/Advisor Services (continued)
Pzena Investment Management, Inc., Class A	402	$3,811
U.S. Global Investors, Inc., Class A	804	8,080
Westwood Holdings Group, Inc.	382	18,107
		1,436,908
Lasers-System/Components — 0.2%
Coherent, Inc.†	1,584	56,311
Cymer, Inc.†	2,031	51,445
Electro Scientific Industries, Inc.†	1,864	26,506
II-VI, Inc.†	1,632	63,093
Newport Corp.†	2,461	26,530
Rofin-Sinar Technologies, Inc.†	1,983	60,700
		284,585
Leisure Products — 0.1%
Brunswick Corp.	5,849	74,809
Marine Products Corp.	654	5,428
WMS Industries, Inc.†	2,912	89,020
		169,257
Lighting Products & Systems — 0.0%
Orion Energy Systems, Inc.†	586	3,287
Universal Display Corp.†	2,004	21,964
		25,251
Linen Supply & Related Items — 0.1%
G&K Services, Inc., Class A	6,268	207,157
UniFirst Corp.	965	41,582
		248,739
Machine Tools & Related Products — 0.4%
K-Tron International, Inc.†	168	21,643
Kennametal, Inc.	28,320	768,038
Thermadyne Holdings Corp.†	850	14,170
		803,851
Machinery-Construction & Mining — 0.0%
Astec Industries, Inc.†	1,219	37,582
Machinery-Electrical — 0.6%
Baldor Electric Co.	3,050	87,870
Franklin Electric Co., Inc.	1,529	68,117
Regal-Beloit Corp.	25,061	1,065,594
		1,221,581
Machinery-Farming — 0.0%
Alamo Group, Inc.	404	6,888
Gehl Co.†	678	19,954
Lindsay Corp.	795	57,836
		84,678
Machinery-General Industrial — 1.8%
Albany International Corp., Class A	32,383	885,027
Altra Holdings, Inc.†	1,803	26,612
Applied Industrial Technologies, Inc.	2,817	75,862
Chart Industries, Inc.†	1,888	53,921
DXP Enterprises, Inc.†	234	12,475
Flow International Corp.†	2,454	12,466
IDEX Corp.	12,980	402,640
Intevac, Inc.†	1,416	15,066
Kadant, Inc.†	967	22,019

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Machinery-General Industrial (continued)
Middleby Corp.†	1,140	$61,913
Robbins & Myers, Inc.	1,863	57,623
Sauer-Danfoss, Inc.	27,954	690,184
Tennant Co.	1,133	38,817
Twin Disc, Inc.	568	7,816
Wabtec Corp.	20,763	1,063,688
		3,426,129
Machinery-Material Handling — 0.1%
Cascade Corp.	622	27,250
Columbus McKinnon Corp.†	1,300	30,641
Key Technology, Inc.†	367	8,698
NACCO, Industries, Inc., Class A	404	38,186
		104,775
Machinery-Print Trade — 0.0%
Presstek, Inc.†	1,800	10,152
Machinery-Pumps — 0.0%
Gorman-Rupp Co.	971	36,626
Tecumseh Products Co., Class A†	1,105	27,669
		64,295
Machinery-Thermal Process — 0.0%
Raser Technologies, Inc.†	3,082	26,197
TurboChef Technologies, Inc.†	1,540	9,471
		35,668
Marine Services — 0.0%
Great Lakes Dredge & Dock Corp.	2,599	16,400
Odyssey Marine Exploration, Inc.†	3,054	13,865
		30,265
Medical Imaging Systems — 0.0%
IRIS International, Inc.†	1,201	21,498
Vital Images, Inc.†	1,128	16,920
		38,418
Medical Information Systems — 0.2%
Allscripts Healthcare Solutions, Inc.	3,821	47,533
Athenahealth, Inc.†	1,394	46,379
Computer Programs & Systems, Inc.	603	17,457
Eclipsys Corp.†	3,620	75,839
Phase Forward, Inc.†	2,865	59,907
Quality Systems, Inc.	1,189	50,247
		297,362
Medical Instruments — 0.4%
Abaxis, Inc.†	1,473	29,018
AngioDynamics, Inc.†	1,578	24,933
ArthroCare Corp.†	1,773	49,148
Bruker BioSciences Corp.†	3,398	45,295
CardioNet ,Inc.†	294	7,338
Conceptus, Inc.†	2,043	33,873
CONMED Corp.†	1,921	61,472
CryoLife, Inc.†	1,817	23,839
Datascope Corp.	887	45,796
Dexcom, Inc.†	1,712	10,597
ev3, Inc.†	4,726	47,449
Genomic Health, Inc.†	909	20,589
Kensey Nash Corp.†	472	14,849

Security Description	Shares	Market Value (Note 2)
Medical Instruments (continued)
Micrus Endovascular Corp.†	1,015	$14,159
Natus Medical, Inc.†	1,858	42,102
NuVasive, Inc.†	2,380	117,406
Spectranetics Corp.†	2,065	9,561
Stereotaxis, Inc.†	1,782	10,781
SurModics, Inc.†	1,037	32,655
Symmetry Medical, Inc.†	2,398	44,507
Thoratec Corp.†	3,633	95,366
TranS1, Inc.†	796	7,873
Vision Sciences, Inc.†	1,069	4,265
Volcano Corp.†	3,180	54,982
		847,853
Medical Labs & Testing Services — 0.1%
Bio-Reference Laboratories, Inc.†	753	21,761
Genoptix, Inc.†	543	17,740
Life Sciences Research, Inc.†	570	19,950
National Dentex Corp.†	26,740	163,114
		222,565
Medical Laser Systems — 0.0%
Cynosure, Inc., Class A†	624	11,194
Palomar Medical Technologies, Inc.†	1,191	16,031
		27,225
Medical Products — 0.5%
ABIOMED, Inc.†	2,302	40,861
Accuray, Inc.†	2,355	19,005
Alphatec Holdings, Inc.†	1,628	7,489
American Medical Systems Holdings, Inc.†	4,844	86,029
Atrion Corp.	98	10,097
Caliper Life Sciences, Inc.†	3,119	8,733
Cantel Medical Corp.†	815	7,840
Cyberonics, Inc.†	1,603	27,251
Exactech, Inc.†	496	11,031
Haemonetics Corp.†	1,711	105,603
Hanger Orthopedic Group, Inc.†	1,498	26,140
Invacare Corp.	2,160	52,142
Luminex Corp.†	2,763	69,103
Mentor Corp.	2,254	53,780
Metabolix, Inc.†	1,239	13,480
NxStage Medical, Inc.†	1,691	7,136
Orthofix International NV†	1,169	21,778
Orthovita, Inc.†	4,322	11,237
PSS World Medical, Inc.†	4,123	80,399
Synovis Life Technologies, Inc.†	813	15,301
TomoTherapy, Inc.†	2,821	12,920
Vital Signs, Inc.	525	38,798
Vnus Medical Technologies, Inc.†	849	17,770
West Pharmaceutical Services, Inc.	2,142	104,572
Wright Medical Group, Inc.†	2,471	75,217
Zoll Medical Corp.†	1,401	45,841
		969,553
Medical Sterilization Products — 0.1%
STERIS Corp.	3,873	145,547
Medical-Biomedical/Gene — 1.4%
Acorda Therapeutics, Inc.†	2,479	59,124
Affymax, Inc.†	684	13,577

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-Biomedical/Gene (continued)
Alexion Pharmaceuticals, Inc.†	5,127	$201,491
Alnylam Pharmaceuticals, Inc.†	2,379	68,872
AMAG Pharmaceuticals, Inc.†	1,117	43,261
American Oriental Bioengineering, Inc.†	4,182	27,141
Arena Pharmaceuticals, Inc.†	5,051	25,255
ARIAD Pharmaceuticals, Inc.†	4,534	11,199
Arqule, Inc.†	2,647	8,523
Bio-Rad Laboratories, Inc., Class A†	1,255	124,396
BioMimetic Therapeutics, Inc.†	865	9,567
Cambrex Corp.†	1,899	11,679
Celera Corp.†	5,193	80,232
Cell Genesys, Inc.†	5,605	3,307
Celldex Therapeutics, Inc.†	948	11,025
Clinical Data, Inc.†	676	10,870
Cougar Biotechnology, Inc.†	1,020	34,058
Cytokinetics, Inc.†	2,281	10,812
Dendreon Corp.†	6,366	36,350
Discovery Laboratories, Inc.†	6,312	11,803
Emergent Biosolutions, Inc.†	884	11,572
Enzo Biochem, Inc.†	23,906	262,488
Enzon Pharmaceuticals, Inc.†	3,101	22,885
Exelixis, Inc.†	7,097	43,150
Geron Corp.†	5,086	20,090
GTx, Inc.†	1,216	23,128
Halozyme Therapeutics, Inc.†	4,166	30,578
Human Genome Sciences, Inc.†	9,063	57,550
Idera Pharmaceuticals, Inc.†	1,341	18,868
Immunogen, Inc.†	3,311	16,257
Immunomedics, Inc.†	4,266	7,593
Incyte Corp.†	5,160	39,474
Integra LifeSciences Holdings Corp.†	1,192	52,484
InterMune, Inc.†	2,154	36,855
Lexicon Genetics, Inc.†	5,242	9,331
Ligand Pharmaceuticals, Inc., Class B†	5,502	16,231
Marshall Edwards, Inc.†	1,347	2,896
Martek Biosciences Corp.	2,184	68,621
Maxygen, Inc.†	1,642	6,946
Molecular Insight Pharmaceuticals, Inc.†	1,154	8,863
Momenta Pharmaceuticals, Inc.†	1,602	21,002
Myriad Genetics, Inc.†	2,972	192,823
Nanosphere, Inc.†	842	7,182
Novavax, Inc.†	3,788	10,985
Omrix Biopharmaceuticals, Inc.†	933	16,738
Optimer Pharmaceuticals, Inc.†	1,679	13,348
OSI Pharmaceuticals, Inc.†	3,809	187,746
PDL BioPharma, Inc.	7,917	73,707
Protalix BioTherapeutics, Inc.†	703	1,568
Regeneron Pharmaceuticals, Inc.†	4,138	90,333
Repligen Corp.†	2,027	9,547
Rexahn Pharmaceuticals, Inc.†	1,906	2,459
RTI Biologics, Inc.†	3,582	33,492
Sangamo Biosciences, Inc.†	2,511	19,335
Seattle Genetics, Inc.†	4,115	44,030
Sequenom, Inc.†	3,784	100,730
Tercica, Inc.†	1,111	9,932
The Medicines Co.†	3,458	80,295
United Therapeutics Corp.†	1,505	158,281

Security Description	Shares	Market Value (Note 2)
Medical-Biomedical/Gene (continued)
XOMA, Ltd.†	8,635	$18,134
		2,650,069
Medical-Drugs — 0.6%
Acadia Pharmaceuticals, Inc.†	2,155	5,775
Adolor Corp.†	3,005	10,367
Akorn, Inc.†	3,722	19,094
Amicus Therapeutics, Inc.†	319	4,823
Ardea Biosciences, Inc.†	792	10,953
Array Biopharma, Inc.†	3,103	23,831
Auxilium Pharmaceuticals, Inc.†	2,756	89,295
Biodel, Inc.†	701	2,348
BioForm Medical, Inc.†	1,427	5,594
Cadence Pharmaceuticals, Inc.†	1,319	11,713
China Sky One Medical, Inc.†	485	5,893
Cubist Pharmaceuticals, Inc.†	3,750	83,363
Cytori Therapeutics, Inc.†	1,300	6,864
Durect Corp.†	5,339	29,898
Idenix Pharmaceuticals, Inc.†	1,633	11,807
Indevus Pharmaceuticals, Inc.†	5,060	16,951
Javelin Pharmaceuticals. Inc.†	3,212	8,351
Jazz Pharmaceuticals Inc†	500	2,470
K-V Pharmaceutical Co., Class A†	2,217	50,348
MAP Pharmaceuticals, Inc.†	510	5,161
Medicis Pharmaceutical Corp., Class A	3,754	55,972
Medivation, Inc.†	1,760	46,570
Middlebrook Pharmaceuticals, Inc.†	2,340	3,510
Opko Health, Inc.†	3,132	5,481
Orexigen Therapeutics, Inc.†	1,308	14,113
Pain Therapeutics, Inc.†	2,243	21,914
Pharmasset, Inc.†	1,097	21,885
PharMerica Corp.†	2,043	45,947
Pozen, Inc.†	1,700	17,867
Progenics Pharmaceuticals, Inc.†	1,821	24,238
Rigel Pharmaceuticals, Inc.†	2,440	56,974
Salix Pharmaceuticals, Ltd.†	3,288	21,076
Savient Pharmaceuticals, Inc.†	3,623	54,019
Sciele Pharma, Inc.	2,125	65,429
Sucampo Pharmaceuticals, Inc., Class A†	597	5,093
Synta Pharmaceuticals Corp.†	1,092	8,321
Targacept, Inc.†	1,184	6,879
Valeant Pharmaceuticals International†	4,628	94,735
ViroPharma, Inc.†	4,678	61,375
Vivus, Inc.†	4,695	37,278
XenoPort, Inc.†	1,676	81,269
Zymogenetics, Inc.†	2,588	17,236
		1,172,080
Medical-Generic Drugs — 0.7%
Acura Pharmaceuticals, Inc.†	518	3,641
Alpharma, Inc., Class A†	2,780	102,554
Caraco Pharmaceutical Laboratories, Ltd†	713	8,920
Mylan, Inc.†	107,900	1,232,218
Par Pharmaceutical Cos., Inc.†	2,337	28,722
		1,376,055
Medical-HMO — 0.2%
AMERIGROUP Corp.†	3,550	89,602
Centene Corp.†	2,908	59,643

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Medical-HMO (continued)
Healthspring, Inc.†	3,306	$69,955
Magellan Health Services, Inc.†	2,688	110,369
Molina Healthcare, Inc.†	948	29,388
Triple-S Management Corp., Class B†	1,006	16,388
		375,345
Medical-Hospitals — 0.7%
Community Health Systems, Inc.†	15,500	454,305
LifePoint Hospitals, Inc.†	26,750	859,745
MedCath Corp.†	1,039	18,619
		1,332,669
Medical-Nursing Homes — 0.1%
Assisted Living Concepts, Inc., Class A†	3,581	22,811
Ensign Group Inc. Com	543	9,280
Kindred Healthcare, Inc.†	1,873	51,639
National Healthcare Corp.	554	26,104
Skilled Healthcare Group, Inc., Class A†	1,142	18,146
Sun Healthcare Group, Inc.†	2,909	42,646
		170,626
Medical-Outpatient/Home Medical — 0.3%
Air Methods Corp.†	10,801	305,776
Almost Family, Inc.†	415	16,413
Amedisys, Inc.†	1,777	86,487
Amsurg Corp.†	2,104	53,589
Apria Healthcare Group, Inc.†	2,933	53,498
Gentiva Health Services, Inc.†	1,729	46,579
LHC Group, Inc.†	956	27,227
Odyssey HealthCare, Inc.†	2,137	21,691
Res-Care, Inc.†	1,692	30,693
		641,953
Medical-Wholesale Drug Distribution — 0.3%
AmerisourceBergen Corp.	14,700	553,455
Metal Processors & Fabrication — 1.6%
Ampco-Pittsburgh Corp.	541	14,012
CIRCOR International, Inc.	1,120	48,642
Dynamic Materials Corp.	823	19,102
Haynes International, Inc.†	11,957	559,946
Kaydon Corp.	20,863	940,087
Ladish Co,. Inc.†	951	19,258
LB Foster Co., Class A†	720	21,902
Mueller Industries, Inc.	16,850	387,719
NN, Inc.	1,131	14,533
RBC Bearings, Inc.†	27,349	921,388
Sun Hydraulics Corp.	761	19,816
Worthington Industries, Inc.	4,268	63,764
		3,030,169
Metal Products-Distribution — 0.0%
A.M. Castle & Co.	1,130	19,526
Lawson Products, Inc.	273	7,549
		27,075
Metal-Aluminum — 0.0%
Kaiser Aluminum Corp.	1,056	45,355
Metal-Diversified — 0.0%
Hecla Mining Co.†	8,470	39,640

Security Description	Shares	Market Value (Note 2)
Mining — 0.0%
Allied Nevada Gold Corp.†	2,939	$16,811
Miscellaneous Manufacturing — 0.4%
American Railcar Industries, Inc.	609	9,768
AptarGroup, Inc.	15,930	623,022
China Fire & Security Group, Inc.†	889	9,344
Freightcar America, Inc.	816	23,884
Movado Group, Inc.	1,107	24,742
NL Industries, Inc.	444	4,560
Reddy Ice Holdings, Inc.	1,166	4,256
Trimas Corp.†	956	6,271
		705,847
MRI/Medical Diagnostic Imaging — 0.0%
Alliance Imaging, Inc.†	1,666	17,110
Nighthawk Radiology Holdings, Inc.†	1,518	10,960
RadNet, Inc.†	1,392	5,582
Virtual Radiologic Corp.†	456	3,721
		37,373
Multilevel Direct Selling — 0.0%
Nu Skin Enterprises, Inc., Class A	3,318	53,818
Multimedia — 0.0%
Entravision Communications Corp., Class A†	3,883	10,445
Journal Communications, Inc., Class A	2,755	13,444
Martha Stewart Living Omnimedia, Inc., Class A†	1,651	14,050
Media General, Inc., Class A	1,606	19,963
		57,902
Music — 0.0%
Steinway Musical Instruments, Inc.†	448	12,687
Networking Products — 0.8%
3Com Corp.†	26,974	62,849
Acme Packet, Inc.†	1,774	10,165
Adaptec, Inc.†	8,283	27,168
Anixter International, Inc.†	1,972	117,354
Atheros Communications, Inc.†	3,923	92,504
BigBand Networks, Inc.†	2,146	7,919
Black Box Corp.	21,732	750,406
Extreme Networks, Inc.†	7,592	25,585
Foundry Networks, Inc.†	9,639	175,526
Hypercom Corp.†	3,486	13,874
Infinera Corp.†	6,212	59,387
Ixia†	2,784	20,518
Netgear, Inc.†	2,407	36,105
Parkervision, Inc.†	1,500	15,000
Polycom, Inc.†	5,772	133,506
Starent Networks Corp.†	1,941	25,117
Switch & Data Facilities Co., Inc.†	1,339	16,671
		1,589,654
Non-Ferrous Metals — 0.1%
Brush Engineered Materials, Inc.†	1,390	25,812
Horsehead Holding Corp.†	2,279	13,446
RTI International Metals, Inc.†	1,545	30,220
Uranium Resources, Inc.†	3,211	5,427
USEC, Inc.†	7,537	40,775
		115,680

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Non-Hazardous Waste Disposal — 0.1%
Casella Waste Systems, Inc., Class A†	1,469	$17,246
Waste Connections, Inc.†	4,378	150,165
Waste Services, Inc.†	1,550	11,486
		178,897
Office Furnishings-Original — 0.1%
Herman Miller, Inc.	3,715	90,906
HNI Corp.	2,977	75,437
Interface, Inc., Class A	3,591	40,830
Knoll, Inc.	3,262	49,321
		256,494
Office Supplies & Forms — 0.0%
ACCO Brands Corp.†	3,689	27,815
Ennis, Inc.	1,771	27,380
The Standard Register Co.	967	9,525
		64,720
Oil & Gas Drilling — 0.2%
Atlas America, Inc.	2,285	77,941
Bronco Drilling Co., Inc.†	1,794	18,335
Grey Wolf, Inc.†	11,825	91,998
Parker Drilling Co.†	7,534	60,423
Pioneer Drilling Co.†	3,322	44,183
		292,880
Oil Companies-Exploration & Production — 2.1%
Abraxas Petroleum Corp.†	2,667	6,961
American Oil And Gas, Inc.†	2,394	6,248
APCO Argentina, Inc.	243	6,879
Approach Resources, Inc.†	587	8,488
Arena Resources, Inc.†	2,531	98,329
ATP Oil & Gas Corp.†	1,852	32,984
Berry Petroleum Co., Class A	2,835	109,800
Bill Barrett Corp.†	2,422	77,770
BMB Munai, Inc.†	2,608	10,823
BPZ Energy, Inc.†	4,009	68,955
Brigham Exploration Co.†	3,117	34,256
Callon Petroleum Co.†	1,421	25,621
Cano Pete, Inc.†	3,088	7,133
Carrizo Oil & Gas, Inc.†	1,822	66,084
Clayton Williams Energy, Inc.†	365	25,743
Comstock Resources, Inc.†	3,038	152,052
Concho Resources, Inc.†	3,676	101,494
Contango Oil & Gas Co.†	883	47,664
Delta Petroleum Corp.†	4,115	55,882
Denbury Resources, Inc.†	26,120	497,325
Double Eagle Petroleum Co.†	532	7,597
Endeavour International Corp.†	7,421	9,796
Energy Partners, Ltd.†	2,185	18,944
Energy XXI Bermuda Limtited	7,615	23,150
EXCO Resources, Inc.†(1)(6)	9,950	162,384
FX Energy, Inc.†	2,856	21,249
Gasco Energy, Inc.†	6,480	11,794
GeoGlobal Resources, Inc.†	2,480	6,250
GeoMet, Inc.†	1,204	6,550
Georesources Inc.†	396	4,538
GMX Resources, Inc.†	1,113	53,201
Goodrich Petroleum Corp.†	1,507	65,690

Security Description	Shares	Market Value (Note 2)
Oil Companies-Exploration & Production (continued)
Gran Tierra Energy, Inc.†	6,996	$25,955
Gulfport Energy Corp.†	1,799	18,080
Harvest Natural Resources, Inc.†	2,437	24,662
Houston Amern Energy Corp.	973	6,149
McMoRan Exploration Co.†	3,605	85,222
Meridian Resource Corp.†	5,063	9,316
Northern Oil and Gas, Inc.†	1,391	11,309
Oilsands Quest, Inc.†	11,818	35,336
Panhandle Rlty, Co.	518	14,830
Parallel Petroleum Corp.†	2,783	26,216
Penn Virginia Corp.	2,769	147,975
Petroleum Development Corp.†	990	43,926
Petroquest Energy, Inc.†	2,890	44,362
Plains Exploration & Production Co.†	17,700	622,332
PrimeEnergy Corp.†	59	4,366
Quest Resource Corp.†	1,798	4,783
RAM Energy Resources, Inc.†	3,339	9,650
Rex Energy Corp†	1,153	18,171
Rosetta Resources, Inc.†	3,410	62,608
Stone Energy Corp.†	2,038	86,269
Swift Energy Co.†	2,024	78,309
Toreador Resources Corp.†	1,104	9,925
Tri-Valley Corp.†	1,463	9,275
TXCO Resources, Inc.†	2,361	23,704
VAALCO Energy, Inc.†	4,044	27,661
Venoco, Inc.†	1,385	18,005
Warren Resources, Inc.†	3,909	39,012
XTO Energy, Inc.	13,377	622,298
		3,961,340
Oil Companies-Integrated — 0.0%
Delek US Holdings, Inc.	865	8,019
PetroCorp, Inc.(2)	154	0
		8,019
Oil Field Machinery & Equipment — 0.5%
Bolt Technology Corp.†	562	8,132
CARBO Ceramics, Inc.	1,366	70,499
Complete Production Services, Inc.†	3,178	63,973
Dril-Quip, Inc.†	2,056	89,210
Flotek Industries, Inc.†	1,553	17,083
Gulf Island Fabrication, Inc.	825	28,438
Lufkin Industries, Inc.	982	77,922
Mitcham Industries, Inc.†	639	6,447
NATCO Group, Inc., Class A†	1,333	53,560
National-Oilwell Varco, Inc.†	10,160	510,337
Natural Gas Services Group, Inc.†	838	14,640
T-3 Energy Services, Inc.†	836	31,032
		971,273
Oil Refining & Marketing — 0.0%
Alon USA Energy, Inc.	706	9,517
Cheniere Energy, Inc.†	3,169	7,130
CVR Energy, Inc.†	1,501	12,789
Sulphco, Inc.†	3,475	6,985
Western Refining, Inc.	1,949	19,704
		56,125
Oil-Field Services — 0.4%
Allis-Chalmers Energy, Inc.†	1,829	23,137

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Oil-Field Services (continued)
Basic Energy Services, Inc.†	2,739	$58,341
Cal Dive International, Inc.†	2,998	31,779
Hornbeck Offshore Services, Inc.†	1,540	59,475
Matrix Service Co.†	1,761	33,635
Newpark Resources, Inc.†	6,062	44,253
RPC, Inc.	1,977	27,797
Smith International, Inc.	1,239	72,655
Superior Well Services, Inc.†	12,553	317,716
Trico Marine Services, Inc.†	828	14,142
Union Drilling, Inc.†	917	9,711
Willbros Group, Inc.†	2,571	68,131
		760,772
Paper & Related Products — 0.2%
AbitibiBowater, Inc.†	3,614	13,986
Boise, Inc.†	2,330	3,635
Buckeye Technologies, Inc.†	2,559	20,958
Glatfelter	3,055	41,365
Kapstone Paper and Packaging Corp.†	1,170	7,429
Mercer International, Inc. SBI†	1,965	7,192
Neenah Paper, Inc.	953	18,869
Potlatch Corp.	2,602	120,707
Schweitzer-Mauduit International, Inc.	1,022	19,408
Verso Paper Corp.	914	2,413
Wausau Paper Corp.	3,061	31,008
Xerium Technologies, Inc.	1,354	8,720
		295,690
Pastoral & Agricultural — 0.0%
AgFeed Industries, Inc.†	1,296	10,238
Patient Monitoring Equipment — 0.1%
Insulet Corp.†	1,197	16,662
Masimo Corp.†	3,058	113,758
Somanetics Corp.†	784	17,146
		147,566
Pharmacy Services — 0.0%
Catalyst Health Solutions, Inc.†	2,205	57,595
Physical Therapy/Rehabilitation Centers — 0.5%
Healthsouth Corp.†	5,836	107,558
Psychiatric Solutions, Inc.†	3,695	140,225
RehabCare Group, Inc.†	42,158	763,060
U.S. Physical Therapy, Inc.†	775	13,454
		1,024,297
Physicians Practice Management — 0.0%
Healthways, Inc.†	2,342	37,777
IPC The Hospitalist Co., Inc.†	399	10,254
		48,031
Pipelines — 0.0%
Crosstex Energy, Inc.	2,667	66,595
Platinum — 0.0%
Stillwater Mining Co.†	2,580	14,990

Security Description	Shares	Market Value (Note 2)
Pollution Control — 0.0%
Fuel Tech, Inc.†	1,233	$22,305
Poultry — 0.3%
Pilgrim's Pride Corp.	3,045	7,582
Sanderson Farms, Inc.	14,159	520,202
		527,784
Power Converter/Supply Equipment — 0.4%
Advanced Energy Industries, Inc.†	2,233	30,547
Beacon Power Corp.†	5,634	8,169
Capstone Turbine Corp.†	9,896	12,766
Energy Conversion Devices, Inc.†	3,002	174,867
Evergreen Solar, Inc.†	9,568	52,815
Hubbell, Inc., Class B	10,650	373,283
Powell Industries, Inc.†	483	19,711
Power-One, Inc.†	4,870	7,062
PowerSecure International, Inc.†	1,105	6,696
Vicor Corp.	1,267	11,251
		697,167
Precious Metals — 0.0%
Coeur d'Alene Mines Corp.†	36,520	55,876
Printing-Commercial — 0.1%
Bowne & Co., Inc.	1,872	21,622
Cenveo, Inc.†	3,283	25,246
Consolidated Graphics, Inc.†	677	20,534
Multi-Color Corp.	700	16,723
Valassis Communications, Inc.†	3,238	28,041
VistaPrint, Ltd.†	2,855	93,758
		205,924
Private Corrections — 0.4%
Cornell Cos., Inc.†	725	19,706
Corrections Corp. of America†	23,400	581,490
Geo Group, Inc.†	3,386	68,431
		669,627
Protection/Safety — 0.0%
Landauer, Inc.	628	45,687
Protection One, Inc.†	405	3,568
		49,255
Publishing-Books — 0.0%
Courier Corp.	743	15,127
Scholastic Corp.	1,619	41,576
		56,703
Publishing-Newspapers — 0.0%
AH Belo Corp.	1,337	6,899
Dolan Media Co.†	1,743	17,587
GateHouse Media, Inc.	2,009	984
Lee Enterprises, Inc.	2,931	10,259
McClatchy Co., Class A	3,960	17,424
		53,153
Publishing-Periodicals — 0.0%
Idearc, Inc.	9,620	12,025
Playboy Enterprises, Inc., Class B†	1,392	5,485
Primedia, Inc.	1,600	3,888
Value Line, Inc.	88	2,947
		24,345

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Quarrying — 0.1%
Compass Minerals International, Inc.	2,161	$113,215
Vulcan Materials Co.	972	72,414
		185,629
Racetracks — 0.2%
Churchill Downs, Inc.	663	32,474
Dover Motorsports, Inc.	990	5,395
International Speedway Corp., Class A	7,000	272,370
Speedway Motorsports, Inc.	889	17,318
		327,557
Radio — 0.0%
Citadel Broadcasting Corp.†	11,828	8,754
Cox Radio, Inc., Class A†	1,674	17,677
Cumulus Media, Inc., Class A†	1,721	7,331
Entercom Communications Corp., Class A	1,676	8,414
Westwood One, Inc.†	4,638	2,273
		44,449
Real Estate Investment Trusts — 4.3%
Acadia Realty Trust	2,165	54,731
Agree Reality Corp.	509	14,557
Alexander's, Inc.	132	52,800
American Campus Communities, Inc.	2,812	95,271
American Capital Agency Corp.	653	11,310
Anthracite Capital, Inc.	3,835	20,556
Anworth Mortgage Asset Corp.	5,597	33,134
Arbor Realty Trust, Inc.	926	9,260
Ashford Hospitality Trust, Inc.	8,148	32,999
Associated Estates Realty Corp.	946	12,326
BioMed Realty Trust, Inc.	45,007	1,190,435
Capital Lease Funding, Inc.	2,920	23,156
Capital Trust, Inc., Class A	1,085	16,818
Capstead Mortage Corp.	3,811	41,730
Care Investment Trust, Inc.	866	9,942
Cedar Shopping Centers, Inc.	2,612	34,531
Chimera Investment Corp.	2,202	13,674
Cogdell Spencer, Inc.	688	11,036
Colonial Properties Trust	3,167	59,191
Corporate Office Properties Trust	2,577	103,982
Cousins Properties, Inc.	28,568	720,771
DCT Industrial Trust, Inc.	11,377	85,214
DiamondRock Hospitality Co.	6,323	57,539
Duke Realty Corp.	10,640	261,531
Dupont Fabros Technology, Inc.	778	11,865
EastGroup Properties, Inc.	1,656	80,382
Education Realty Trust, Inc.	1,976	21,894
Entertainment Properties Trust	2,027	110,917
Equity Lifestyle Properties, Inc.	1,360	72,121
Equity One, Inc.	2,101	43,049
Extra Space Storage, Inc.	5,274	81,009
FelCor Lodging Trust, Inc.	4,257	30,480
First Industrial Realty Trust, Inc.	2,943	84,405
First Potomac Realty Trust	1,597	27,452
Franklin Street Properties Corp.	3,961	51,493
Getty Realty Corp.	1,131	25,074

Security Description	Shares	Market Value (Note 2)
Real Estate Investment Trusts (continued)
Glimcher Realty Trust	2,595	$27,092
Gramercy Capital Corp.	2,844	7,366
Hatteras Financial Corp.	750	17,400
Healthcare Realty Trust, Inc.	3,367	98,148
Hersha Hospitality Trust	3,372	25,088
Highwoods Properties, Inc.	3,741	133,030
Home Properties, Inc.	2,093	121,289
Inland Real Estate Corp.	3,839	60,234
Investors Real Estate Trust	3,884	43,462
iStar Financial, Inc.	22,290	57,954
Jer Investors Trust, Inc.	1,485	7,158
Kite Realty Group Trust	1,433	15,763
LaSalle Hotel Properties	25,565	596,176
Lexington Corporate Properties Trust	3,489	60,081
Liberty Property Trust	9,500	357,675
LTC Properties, Inc.	1,557	45,651
Maguire Properties, Inc.	2,614	15,579
Medical Properties Trust, Inc.	4,461	50,632
MFA Mtg. Investments, Inc.	13,189	85,728
Mid-America Apartment Communities, Inc.	21,898	1,076,068
Mission West Properties	1,406	13,694
Monmouth Real Estate Investment Corp., Class A	1,291	10,057
National Health Investors, Inc.	1,498	51,202
National Retail Properties, Inc.	4,859	116,373
Newcastle Investment Corp.	3,693	23,451
NorthStar Realty Finance Corp.	3,790	29,372
Omega Healthcare Investors, Inc.	5,033	98,949
One Librty Properties, Inc.	521	9,206
Parkway Properties, Inc.	1,038	39,299
Pennsylvania Real Estate Investment Trust	2,360	44,486
Post Properties, Inc.	2,928	81,896
PS Business Parks, Inc.	1,006	57,946
RAIT Investment Trust	4,227	23,206
Ramco-Gershenson Properties Trust	1,093	24,505
Realty Income Corp.	6,671	170,778
Redwood Trust, Inc.	2,208	47,980
Resource Capital Corp.	1,388	8,411
Saul Centers, Inc.	3,795	191,799
Senior Housing Properties Trust	7,554	180,012
Sovran Self Storage, Inc.	1,460	65,247
Strategic Hotels & Resorts, Inc.	5,014	37,856
Sun Communities, Inc.	1,144	22,663
Sunstone Hotel Investors, Inc.	3,435	46,372
Tanger Factory Outlet Centers, Inc.	2,096	91,784
U-Store-It Trust	3,344	41,031
Universal Health Realty Income Trust	817	31,781
Urstadt Biddle Properties, Inc., Class A	1,441	27,019
Washington Real Estate Investment Trust	3,271	119,817
Winthrop Realty Trust	3,634	14,173
		8,228,574
Real Estate Management/Services — 0.0%
Grubb & Ellis Co.	2,266	6,118
United Capital Corp.†	116	3,073
		9,191

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Real Estate Operations & Development — 0.2%
American Land Lease, Inc.	16,650	$323,509
Avatar Holdings, Inc.†	398	13,134
Consolidated-Tomoka Land Co.	354	15,289
Forestar Real Estate Group, Inc.†	2,399	35,385
FX Real Estate and Entertainment, Inc.†	674	701
Hilltop Holdings, Inc.†	3,071	31,693
Meruelo Maddux Properties, Inc.†	2,795	3,410
Stratus Properties, Inc.†	405	11,146
Thomas Properties Group, Inc.	1,557	15,726
		449,993
Recreational Centers — 0.0%
Life Time Fitness, Inc.†	2,314	72,359
Town Sports International Holdings, Inc.†	1,142	6,966
		79,325
Recreational Vehicles — 0.1%
Polaris Industries, Inc.	2,184	99,350
Recycling — 0.0%
Metalico, Inc.†	1,578	9,310
Rental Auto/Equipment — 0.2%
Aaron Rents, Inc.	3,020	81,752
Dollar Thrifty Automotive Group, Inc.†	1,410	2,721
Electro Rent Corp.	1,406	18,883
H&E Equipment Services, Inc.†	1,067	10,307
McGrath Rentcorp	1,595	45,968
Rent-A-Center, Inc.†	4,411	98,277
RSC Holdings, Inc.†	3,245	36,863
		294,771
Research & Development — 0.1%
Albany Molecular Research, Inc.†	1,528	27,641
Exponent, Inc.†	1,004	33,222
Kendle International, Inc.†	884	39,524
Parexel International Corp.†	3,765	107,905
PharmaNet Development Group, Inc.†	1,262	9,112
		217,404
Resorts/Theme Parks — 0.1%
Bluegreen Corp.†	837	5,784
Great Wolf Resorts, Inc.†	1,757	6,431
Six Flags, Inc.†	4,748	3,181
Vail Resorts, Inc.†	2,077	72,591
		87,987
Retail-Apparel/Shoe — 1.6%
Abercrombie & Fitch Co., Class A	13,600	536,520
Aeropostale, Inc.†	4,434	142,376
Bebe Stores, Inc.	2,505	24,474
Brown Shoe Co., Inc.	2,861	46,863
Buckle, Inc.	4,997	277,533
Cache, Inc.†	736	5,056
Casual Male Retail Group, Inc.†	2,432	9,558
Cato Corp., Class A	43,434	762,267
Charlotte Russe Holding, Inc.†	1,362	13,960
Charming Shoppes, Inc.†	7,665	37,482
Chico's FAS, Inc.†	11,777	64,420
Christopher & Banks Corp.	2,302	17,656

Security Description	Shares	Market Value (Note 2)
Retail-Apparel/Shoe (continued)
Collective Brands, Inc.†	4,184	$76,609
Dress Barn, Inc.†	3,029	46,313
DSW, Inc., Class A†	874	11,974
Genesco, Inc.†	1,290	43,189
Gymboree Corp.†	1,894	67,237
Hanesbrands, Inc.†	21,600	469,800
Hot Topic, Inc.†	2,854	18,865
J Crew Group, Inc.†	2,806	80,167
Jos. A. Bank Clothiers, Inc.†	1,241	41,698
Kenneth Cole Productions, Inc., Class A	588	8,644
Lululemon Athletica, Inc.†	1,227	28,258
Men's Wearhouse, Inc.	3,446	73,193
New York & Co., Inc.†	1,516	14,463
Pacific Sunwear of California, Inc.†	4,790	32,237
Shoe Carnival, Inc.†	579	9,484
Stage Stores, Inc.	2,601	35,530
Stein Mart, Inc.	1,648	6,444
Syms Corp.†	434	5,863
Talbots, Inc.	1,595	20,894
The Children's Place Retail Stores, Inc.†	1,563	52,126
The Finish Line, Inc., Class A	2,783	27,802
Tween Brands, Inc.†	1,708	16,721
Wet Seal, Inc., Class A†	6,282	22,804
		3,148,480
Retail-Appliances — 0.0%
Conn's, Inc.†	639	11,956
hhgregg, Inc.†	815	7,946
		19,902
Retail-Auto Parts — 0.0%
PEP Boys-Manny Moe & Jack	2,754	17,020
Retail-Automobile — 0.1%
America's Car-Mart, Inc.†	656	12,195
Asbury Automotive Group, Inc.	2,084	24,007
Group 1 Automotive, Inc.	1,589	34,529
Penske Auto Group, Inc.	12,140	139,246
Rush Enterprises, Inc., Class A†	2,305	29,504
Sonic Automotive, Inc.	1,702	14,399
		253,880
Retail-Bookstores — 0.0%
Borders Group, Inc.	3,949	25,905
Retail-Building Products — 0.0%
Lumber Liquidators, Inc.†	612	7,687
Retail-Catalog Shopping — 0.0%
Aristotle Corp.†	76	603
Coldwater Creek, Inc.†	3,715	21,510
		22,113
Retail-Computer Equipment — 0.0%
PC Connection, Inc.†	620	4,148
PC Mall, Inc.†	721	4,924
Systemax, Inc.	719	10,109
		19,181
Retail-Consumer Electronics — 0.0%
Circuit City Stores, Inc.	11,601	8,817
Rex Stores Corp.†	544	6,283
		15,100

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Retail-Convenience Store — 0.5%
Casey's General Stores, Inc.	27,379	$826,024
Susser Holdings Corp.†	508	7,650
The Pantry, Inc.†	1,450	30,726
		864,400
Retail-Discount — 0.3%
99 Cents Only Stores†	3,064	33,612
Citi Trends, Inc.†	931	15,166
Fred's, Inc.	2,708	38,508
HSN, Inc.†	41,800	460,218
Tuesday Morning Corp.†	1,976	8,161
		555,665
Retail-Drug Store — 0.1%
Longs Drug Stores Corp.	2,063	156,045
Retail-Fabric Store — 0.0%
Jo-Ann Stores, Inc.†	1,713	35,939
Retail-Gardening Products — 0.1%
Tractor Supply Co.†	2,222	93,435
Retail-Hair Salons — 0.0%
Regis Corp.	2,856	78,540
Retail-Home Furnishings — 0.0%
Haverty Furniture Cos., Inc.	1,156	13,225
Pier 1 Imports, Inc.†	5,812	24,003
		37,228
Retail-Jewelry — 0.0%
Fuqi International, Inc.†	636	5,183
Zale Corp.†	2,390	59,750
		64,933
Retail-Leisure Products — 0.0%
MarineMax, Inc.†	1,068	7,722
Retail-Mail Order — 0.1%
Williams-Sonoma, Inc.	16,600	268,588
Retail-Misc./Diversified — 0.0%
Gaiam, Inc.†	1,172	12,423
Pricesmart, Inc.	941	15,753
		28,176
Retail-Pawn Shops — 0.1%
Cash America International, Inc.	1,936	69,773
Ezcorp, Inc., Class A†	2,592	48,730
First Cash Financial Services, Inc.†	1,296	19,440
		137,943
Retail-Perfume & Cosmetics — 0.0%
Sally Beauty Holdings Inc.†	6,355	54,653
Ulta Salon Cosmetics & Fragrance, Inc.†	1,325	17,596
		72,249
Retail-Pet Food & Supplies — 0.0%
PetMed Express, Inc.†	1,550	24,335
Retail-Petroleum Products — 0.2%
World Fuel Services Corp.	19,442	447,749

Security Description	Shares	Market Value (Note 2)
Retail-Pubs — 0.0%
Rick's Cabaret International, Inc.†	426	$4,183
Retail-Regional Department Stores — 0.2%
Dillard's, Inc., Class A	29,838	352,089
Retail Ventures, Inc.†	1,887	7,359
		359,448
Retail-Restaurants — 0.9%
AFC Enterprises, Inc.†	1,647	11,957
BJ's Restaurants, Inc.†	1,136	13,564
Bob Evans Farms, Inc.	2,069	56,463
Brinker International, Inc.	9,790	175,143
Buffalo Wild Wings, Inc.†	1,210	48,691
California Pizza Kitchen, Inc.†	1,374	17,683
CBRL Group, Inc.	1,508	39,661
CEC Entertainment, Inc.†	1,359	45,119
CKE Restaurants, Inc.	3,527	37,386
Denny's Corp.†	6,034	15,568
DineEquity, Inc.	1,172	19,760
Domino's Pizza, Inc.†	2,679	32,523
Einstein Noah Rest Group, Inc.†	287	2,893
Jack in the Box, Inc.†	3,897	82,227
Krispy Kreme Doughnuts, Inc.†	3,674	12,124
Landry's Restaurants, Inc.	760	11,818
Luby's, Inc.†	1,408	11,320
O'Charley's, Inc.	67,833	593,539
Papa John's International, Inc.†	1,476	40,088
PF Chang's China Bistro, Inc.†	1,634	38,464
Red Robin Gourmet Burgers, Inc.†	1,150	30,820
Ruby Tuesday, Inc.†	24,176	139,979
Ruth's Chris Steak House, Inc.†	1,312	5,156
Sonic Corp.†	4,006	58,368
Texas Roadhouse, Inc., Class A†	3,564	32,040
The Cheesecake Factory, Inc.†	4,463	65,249
The Steak n Shake Co.†	1,874	16,266
Wendy's/Arby's Group, Inc., Class A	4,290	22,565
Wendy's/Arby's Group, Inc., Class B†	109	736
		1,677,170
Retail-Sporting Goods — 0.1%
Big 5 Sporting Goods Corp.	1,425	14,706
Cabela's Inc., Class A†	2,688	32,471
Hibbett Sports, Inc.†	1,869	37,417
Zumiez, Inc.†	1,281	21,111
		105,705
Retail-Toy Stores — 0.0%
Build-A-Bear Workshop, Inc.†	1,084	7,892
Retail-Video Rentals — 0.0%
Blockbuster, Inc., Class A†	12,044	24,690
Retirement/Aged Care — 0.1%
Capital Senior Living Corp.†	1,456	11,066
Emeritus Corp.†	1,285	31,996
Five Star Quality Care, Inc.†	2,077	7,789
Sunrise Senior Living, Inc.†	2,994	41,287
		92,138

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Rubber-Tires — 0.2%
Cooper Tire & Rubber Co.	46,315	$398,309
Rubber/Plastic Products — 0.0%
Myers Industries, Inc.	1,848	23,303
Satellite Telecom — 0.0%
GeoEye, Inc.†	1,175	26,003
Globalstar, Inc.†	2,738	4,655
Hughes Communications, Inc.†	469	17,212
ICO Global Communications Holdings, Ltd.†	6,759	7,367
Loral Space & Communications, Inc.†	761	11,240
Terrestar Corp.†	3,795	3,795
		70,272
Savings & Loans/Thrifts — 0.5%
Abington Bancorp, Inc.	1,696	17,164
Anchor BanCorp Wisconsin, Inc.	1,242	9,129
Beneficial Mutual Bancorp, Inc.†	2,137	27,033
Berkshire Hills Bancorp, Inc.	743	23,776
Brookline Bancorp, Inc.	3,936	50,341
Brooklyn Federal Bancorp, Inc.	221	3,269
Clifton Savings Bancorp, Inc.	684	8,201
Danvers Bancorp	1,164	14,841
Dime Community Bancshares	1,622	24,687
Downey Financial Corp.	1,322	3,702
Essa Bancorp, Inc.	1,109	15,415
First Financial Holdings, Inc.	761	19,923
First Financial Northwest	1,626	16,780
First Niagara Financial Group, Inc.	7,161	112,786
First Place Financial Corp.	1,108	14,238
FirstFed Financial Corp.†	893	7,001
Flagstar Bancorp, Inc.	3,395	10,117
Flushing Financial Corp.	1,476	25,830
Fox Chase Bancorp, Inc.†	403	4,715
Guaranty Financial Group, Inc.†	2,431	9,602
Home Federal Bancorp, Inc.	417	5,317
Investors Bancorp, Inc.†	2,876	43,284
Kearny Financial Corp.	1,157	14,162
Meridian Intst Bancorp, Inc.†	686	7,004
NASB Financial, Inc.	217	7,050
NewAlliance Bancshares, Inc.	7,197	108,171
Northfield Bancorp, Inc.†	1,283	15,537
Northwest Bancorp, Inc.	1,114	30,680
OceanFirst Financial Corp.	576	10,437
Oritani Financial Corp.†	847	14,272
Provident Financial Services, Inc.	3,987	65,825
Provident New York Bancorp, Inc.	2,743	36,262
Rockville Financial, Inc.	580	9,135
Roma Financial Corp.	572	8,437
United Community Financial Corp.	1,718	8,590
United Financial Bancorp, Inc.	1,239	18,399
ViewPoint Financial Group	721	12,617
Waterstone Financial, Inc.†	453	4,426
Westfield Financial, Inc.	2,069	21,311
WSFS Financial Corp.	401	24,060
		883,526

Security Description	Shares	Market Value (Note 2)
Schools — 0.1%
American Public Education, Inc.†	753	$36,355
Capella Education Co.†	952	40,803
Corinthian Colleges, Inc.†	5,664	84,960
K12, Inc.†	409	10,838
Learning Tree International, Inc.†	584	7,271
Lincoln Educational Services Corp.†	278	3,678
Princeton Review, Inc.†	871	6,968
Universal Technical Institute, Inc.†	1,406	23,986
		214,859
Seismic Data Collection — 0.5%
Dawson Geophysical Co.†	530	24,746
Geokinetics, Inc.†	312	5,928
ION Geophysical Corp.†	60,338	856,196
		886,870
Semiconductor Components-Integrated Circuits — 0.9%
Anadigics, Inc.†	4,230	11,886
Cirrus Logic, Inc.†	4,236	23,086
Emulex Corp.†	5,631	60,083
Exar Corp.†	111,966	857,660
Hitte Microwave Corp.†	1,314	44,150
Linear Technology Corp.	18,900	579,474
Micrel, Inc.	3,242	29,405
Pericom Semiconductor Corp.†	1,440	15,120
Power Integrations, Inc.†	2,025	48,802
Sigma Designs, Inc.†	1,819	25,866
Standard Microsystems Corp.†	1,515	37,845
Techwell, Inc.†	1,002	9,449
Transmeta Corp.†	772	12,514
TriQuint Semiconductor, Inc.†	9,583	45,903
		1,801,243
Semiconductor Equipment — 1.5%
Asyst Technologies, Inc.†	3,244	7,786
ATMI, Inc.†	2,144	38,549
Axcelis Technologies, Inc.†	6,959	11,830
Brooks Automation, Inc.†	4,310	36,032
Cabot Microelectronics Corp.†	1,572	50,430
Cohu, Inc.	1,593	25,201
Eagle Test Systems, Inc.†	904	13,840
Entegris, Inc.†	142,180	688,151
FormFactor, Inc.†	3,260	56,789
Kulicke and Soffa Industries, Inc.†	166,034	748,813
LTX-Credence Corp.†	4,200	7,308
Mattson Technology, Inc.†	3,223	15,245
MKS Instruments, Inc.†	3,309	65,882
Photronics, Inc.†	2,734	5,140
Rudolph Technologies, Inc.†	2,148	18,000
Semitool, Inc.†	1,473	12,049
Tessera Technologies, Inc.†	3,242	52,974
Ultra Clean Holdings, Inc.†	1,268	6,391
Ultratech, Inc.†	1,615	19,542
Veeco Instruments, Inc.†	2,169	32,123
Verigy, Ltd.†	57,000	927,960
		2,840,035

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Silver Mining — 0.0%
Apex Silver Mines, Ltd.†	3,847	$6,617
Software Tools — 0.0%
ArcSight ,Inc.†	449	3,426
Special Purpose Entity — 0.0%
DMRC Corp.(2)	393	4,582
Steel Pipe & Tube — 0.1%
Mueller Water Products, Inc., Class A	7,689	69,047
Northwest Pipe Co.†	623	27,175
Omega Flex, Inc.	203	4,578
		100,800
Steel-Producers — 0.2%
Carpenter Technology Corp.	11,455	293,821
General Steel Holdings, Inc.†	703	5,020
Olympic Steel, Inc.	613	18,077
		316,918
Steel-Specialty — 0.0%
China Precision Steel, Inc.†	1,090	3,630
Sutor Technology Group, Ltd.†	485	1,596
Universal Stainless & Alloy Products, Inc.†	437	11,165
		16,391
Storage/Warehousing — 0.0%
Mobile Mini, Inc.†	2,336	45,155
Sugar — 0.0%
Imperial Sugar Co.	777	10,521
Superconductor Product & Systems — 0.0%
American Superconductor Corp.†	2,792	65,807
Telecom Equipment-Fiber Optics — 0.1%
Avanex Corp.†	853	3,992
Finisar Corp.†	26,814	27,082
Harmonic, Inc.†	6,287	53,125
IPG Photonics Corp.†	1,255	24,485
MRV Communications, Inc.†	10,261	12,005
Oplink Communications, Inc.†	1,317	15,896
Sycamore Networks, Inc.†	12,902	41,674
		178,259
Telecom Services — 0.6%
Advanced Radio Telecom Corp.†(2)	200	0
Amdocs, Ltd.†	21,900	599,622
Cbeyond, Inc.†	1,646	23,686
Consolidated Communications Holdings, Inc.	1,607	24,233
Fairpoint Communications, Inc.	5,982	51,864
FiberTower Corp.†	7,853	10,837
Global Crossing Ltd†	1,789	27,121
Harris Stratex Networks, Inc.†	1,664	12,996
Hungarian Telephone & Cable†	314	6,249
Iowa Telecommunications Services, Inc.	2,166	40,461
Knology, Inc.†	1,852	14,946
MasTec, Inc.†	2,935	39,006
Neutral Tandem, Inc.†	1,087	20,153

Security Description	Shares	Market Value (Note 2)
Telecom Services (continued)
NTELOS Holdings Corp.	2,002	$53,834
Orbcomm, Inc.†	2,063	10,171
PAETEC Holding Corp.†	8,295	17,834
Premiere Global Services, Inc.†	4,120	57,927
RCN Corp.†	2,577	31,594
SAVVIS, Inc.†	2,566	34,487
TW Telecom, Inc.†	9,482	98,518
USA Mobility, Inc.†	1,522	16,742
Vonage Holdings Corp.†	3,352	3,385
		1,195,666
Telecommunication Equipment — 1.8%
ADTRAN, Inc.	3,719	72,483
Anaren, Inc.†	954	9,683
Applied Signal Technology, Inc.	822	14,286
Arris Group, Inc.†	8,179	63,224
Comtech Telecommunications Corp.†	1,608	79,178
CPI International, Inc.†	621	8,992
Harris Corp.	44,500	2,055,900
OpNext, Inc.†	1,244	5,710
Plantronics, Inc.	43,337	975,949
Preformed Line Products Co.	177	10,326
ShoreTel, Inc.†	2,827	16,227
Sonus Networks, Inc.†	13,701	39,459
Symmetricom, Inc.†	3,002	14,920
Tekelec†	4,349	60,843
UTStarcom, Inc.†	7,460	25,140
		3,452,320
Telephone-Integrated — 0.1%
Alaska Communications Systems Group, Inc.	2,936	35,907
Atlantic Tele-Network, Inc.	618	17,304
Cincinnati Bell, Inc.†	16,188	50,021
General Communication, Inc., Class A†	3,131	28,993
IDT Corp., Class B†	3,529	2,611
Shenandoah Telecom Co.	1,630	35,974
		170,810
Television — 0.0%
Belo Corp., Class A	6,008	35,808
Lin TV Corp., Class A†	1,746	9,009
Sinclair Broadcast Group, Inc., Class A	3,593	18,109
		62,926
Textile-Apparel — 0.0%
Cherokee, Inc.	491	10,792
Perry Ellis International, Inc.†	795	11,853
Unifi, Inc.†	2,946	14,259
		36,904
Theaters — 0.0%
Cinemark Holdings, Inc.	1,896	25,786
National CineMedia, Inc.	2,860	31,603
		57,389

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Therapeutics — 0.3%
Alexza Pharmaceuticals, Inc.†	1,557	$7,692
Allos Therapeutics, Inc.†	3,637	26,950
CV Therapeutics, Inc.†	4,126	44,561
Cypress Bioscience, Inc.†	2,450	18,007
Dyax Corp.†	3,629	15,968
Inspire Phamaceuticals, Inc.†	2,755	9,835
Isis Pharmaceuticals, Inc.†	5,992	101,205
Mannkind Corp.†	3,363	12,981
Medarex, Inc.†	8,526	55,163
Nabi Biopharmaceuticals†	3,686	17,177
Neurocrine Biosciences, Inc.†	2,508	11,762
NPS Pharmaceuticals, Inc.†	3,377	24,112
Onyx Pharmaceuticals, Inc.†	3,706	134,083
Osiris Therapeutics, Inc.†	974	18,788
Questcor Pharmaceuticals, Inc.†	3,431	25,218
Star Scientific, Inc.†	4,301	15,312
Theravance, Inc.†	3,483	43,398
		582,212
Tobacco — 0.1%
Alliance One International, Inc.†	6,121	23,260
Universal Corp.	1,686	82,766
Vector Group, Ltd.	2,151	37,986
		144,012
Tools-Hand Held — 0.4%
Snap-on, Inc.	14,640	770,942
Toys — 0.1%
JAKKS Pacific, Inc.†	1,850	46,083
Leapfrog Enterprises, Inc.†	2,151	22,715
Marvel Entertainment, Inc.†	3,237	110,511
		179,309
Transactional Software — 0.1%
ACI Worldwide, Inc†	2,320	40,647
Bottomline Technologies, Inc.†	1,432	14,893
Innerworkings, Inc.†	2,182	24,198
Solera Holdings, Inc.†	3,432	98,567
Synchronoss Technologies, Inc.†	1,432	13,475
VeriFone Holdings, Inc.†	4,570	75,588
		267,368
Transport-Air Freight — 0.0%
Atlas Air Worldwide Holdings, Inc.†	896	36,118
Transport-Equipment & Leasing — 0.1%
Aircastle, Ltd.	3,190	31,613
AMERCO†	612	25,661
Greenbrier Cos., Inc.	1,069	20,856
TAL International Group, Inc.	948	19,737
Textainer Group Holding, Ltd.	625	9,494
		107,361

Security Description	Shares	Market Value (Note 2)
Transport-Marine — 0.6%
American Commercial Lines, Inc.†	2,331	$24,802
Arlington Tankers, Ltd.	829	12,750
CAI International, Inc.†	480	5,309
DHT Maritime, Inc.	2,561	17,210
Eagle Bulk Shipping, Inc.	3,099	43,200
Genco Shipping & Trading, Ltd.	1,609	53,483
General Maritime Corp.	1,795	34,967
Golar LNG, Ltd.	2,384	31,659
Gulfmark Offshore, Inc.†	1,500	67,320
Horizon Lines, Inc., Class A	1,952	19,266
International Shipholding Corp.†	396	8,672
Kirby Corp.†	18,430	699,234
Knightsbridge Tankers, Ltd.	1,160	30,705
Nordic American Tanker Shipping	2,280	73,097
Ship Finance International, Ltd.	2,801	60,390
TBS Intrenational, Ltd., Class A†	684	9,207
Teekay Tankers, Ltd., Class A	882	14,932
Ultrapetrol Bahamas, Ltd.†	1,632	12,811
		1,219,014
Transport-Rail — 0.0%
Genesee & Wyoming, Inc., Class A†	2,041	76,578
Transport-Services — 0.4%
Bristow Group, Inc.†	1,615	54,652
Dynamex, Inc.†	649	18,470
Hub Group, Inc., Class A†	2,454	92,393
Pacer International, Inc.	31,426	517,586
PHI, Inc.†	926	34,197
Universal Truckload Services, Inc.†	388	9,452
		726,750
Transport-Truck — 0.2%
Arkansas Best Corp.	1,513	50,973
Celadon Group, Inc.†	1,551	17,790
Forward Air Corp.	1,922	52,336
Heartland Express, Inc.	3,733	57,936
Knight Transportation, Inc.	3,807	64,605
Marten Transport, Ltd.†	998	19,471
Old Dominion Freight Lines, Inc.†	1,850	52,429
Patriot Transportation Holding, Inc.†	104	8,216
Saia, Inc.†	878	11,660
Werner Enterprises, Inc.	2,844	61,743
YRC Worldwide, Inc.†	3,727	44,575
		441,734
Travel Services — 0.0%
Ambassadors Group, Inc.	1,245	19,808
Ultra Sound Imaging Systems — 0.0%
SonoSite, Inc.†	1,142	35,859
Veterinary Diagnostics — 0.5%
Animal Health International, Inc.†	25,097	206,799
Neogen Corp.†	997	28,096
VCA Antech, Inc.†	22,100	651,287
		886,182

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK (continued)
Vitamins & Nutrition Products — 0.0%
Mannatech, Inc.	1,028	$4,112
Omega Protein Corp.†	1,198	14,089
Schiff Nutrition International, Inc.†	609	4,159
Synutra International, Inc.†	677	13,628
USANA Health Sciences, Inc.†	456	18,691
		54,679
Water — 0.1%
American States Water Co.	1,164	44,814
California Water Service Group	1,321	50,858
Connecticut Water Service, Inc.	549	15,894
Consolidated Water Co., Inc.	1,027	17,479
Middlesex Water Co.	866	15,129
PICO Holdings, Inc.†	1,087	39,034
SJW Corp.	908	27,213
Southwest Water Co.	1,597	20,362
		230,783
Web Hosting/Design — 0.0%
NIC, Inc.	2,604	17,968
Terremark Worldwide, Inc.†	3,450	23,701
Website Pros, Inc.†	1,803	9,736
		51,405
Web Portals/ISP — 0.1%
EarthLink, Inc.†	7,321	62,229
United Online, Inc.	5,164	48,593
		110,822
Wire & Cable Products — 0.1%
Belden, Inc.	2,900	92,191
Coleman Cable, Inc.†	517	5,185
Encore Wire Corp.	1,251	22,656
Fushi Copperweld, Inc.†	916	8,876
Insteel Industries, Inc.	1,141	15,506
		144,414
Wireless Equipment — 0.1%
Airvana, Inc.†	1,573	9,265
Aruba Networks, Inc.†	3,414	17,514
EMS Technologies, Inc.†	1,080	24,095
Globecomm Systems, Inc.†	1,316	11,502
InterDigital, Inc.†	2,948	70,899
Nextwave Wireless, Inc.†	3,163	1,898
Novatel Wireless, Inc.†	2,069	12,538
Powerwave Technologies, Inc.†	8,923	35,335
RF Micro Devices, Inc.†	17,628	51,474
ViaSat, Inc.†	1,716	40,463
		274,983

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Wound, Burn & Skin Care — 0.0%
Obagi Medical Products, Inc.†	1,158	$11,558
X-Ray Equipment — 1.1%
Hologic, Inc.†	104,700	2,023,851
Total Common Stock (cost $191,358,993)		168,701,990
PREFERRED STOCK — 0.0%
Home Furnishings — 0.0%
O'Sullivan Industries Holdings, Inc. 12.00% (cost $274)(1)(2)	183	0
EXCHANGE TRADED FUNDS — 1.2%
Index Fund-Small Cap — 0.8%
iShares Nasdaq Biotechnology Index Fund	9,430	767,224
iShares Russell 2000 Index Fund	22,400	1,531,936
Total Exchange Traded Funds (cost $2,313,652)		2,299,160
Registered Investment Companies — 0.4%
Kayne Anderson Energy Development Fund (cost $17,670)	717	12,139
		2,311,299
CORPORATE BONDS & NOTES — 0.0%
Metal Processors & Fabrication — 0.0%
Mueller Industries, Inc. Sub. Notes 6.00% due 11/01/14 (cost $9,000)	$9,000	7,830
Total Long-Term Investment Securities (cost $193,699,589)		171,021,119
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Treasuries — 0.1%
United States Treasury Bills
1.55% due 12/04/08(3)	160,000	159,785
1.66% due 12/04/08(3)	66,000	65,912
Total Short-Term Investment Securities (cost $225,364)		225,697

Seasons Series Trust Small Cap Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
REPURCHASE AGREEMENTS — 12.8%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $5,337,052 and collateralized by $5,450,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.98% due 01/19/10 and having an approximate value of $5,444,662	$5,337,000	$5,337,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.10%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $3,366,009 and collateralized by $3,440,000 of United States Treasury Bills, bearing interest at 0.35%, due 12/26/08 and having an approximate value of $3,435,700	3,366,000	3,366,000
UBS Securities, LLC Joint Repurchase Agreement(5)	4,006,000	4,006,000
State Street Bank & Trust Co. Joint Repurchase Agreement(5)	12,000,000	12,000,000
Total Repurchase Agreements (cost $24,709,000)		24,709,000
TOTAL INVESTMENTS (cost $218,633,953)(4)	101.8%	195,955,816
Liabilities in excess of other assets	(1.8)	(3,489,502)
NET ASSETS	100.0%	$192,466,314

†  Non-income producing security

(1)  Illiquid security. At September 30, 2008, the aggregate value of these securities was $162,384 representing 0.1% of net assets.

(2)  Fair valued security; see Note 2

(3)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(4)  See Note 4 for cost of investments on a tax basis.

(5)  See Note 2 for details of Joint Repurchase Agreements.

(6)  To the extent permitted by the Statement of Additional Information, the Small Cap Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the Small Cap Portfolio held the following restricted securities:

Name	Acquisition Date	Shares	Acquisition Cost	Market Value	Market Value per Share	% of Net Assets
EXCO Resources, Inc.	06/21/06	1,623	$14,564
	06/30/06	31	353
	09/14/06	195	2,814
	09/21/06	95	1,282
	09/28/06	73	906
	10/11/06	89	1,143
	10/17/07	131	1,836
	11/15/06	229	3,229
	02/16/07	68	1,193
	04/26/07	75	1,312
	06/08/07	57	1,001
	06/25/07	336	6,316
	07/13/07	104	1,852
	08/17/07	97	1,501
	09/20/07	87	1,484
	10/05/07	77	1,304
	01/03/08	140	2,131
	04/02/08	130	2,479
	05/28/08	73	1,671
	06/27/08	1,019	37,143
	07/10/08	102	3,655
	07/31/08	4,857	126,622
	09/30/08	262	4,268
		9,950	$220,059	$162,384	$16.32	0.1%
iPCS, Inc.	06/30/06	500	24,253
	09/14/06	63	3,268
	09/21/06	30	1,575
	09/28/06	16	850
	10/10/06	24	1,304
	10/16/06	38	2,079
	10/30/06	35	1,889
	12/15/06	64	3,332
	02/15/07	13	691
	04/25/07	24	1,177
	06/07/07	21	693
	07/12/07	29	968
	08/16/07	27	850
	09/19/07	43	1,453
	02/07/08	40	931
	04/02/08	34	833
	05/28/08	48	1,395
	06/27/08	41	1,208
	07/10/08	47	1,295
	09/30/08	30	669
		1,167	$50,713	$25,989	$22.27	0.0%
				$188,373		0.01%

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
6	Long	Russell 2000 Index	December 2008	$2,072,876	$2,035,200	$(37,676)

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Banks-Commercial	12.4%
Medical-Drugs	5.7
Oil Companies-Integrated	4.6
Repurchase Agreements	4.3
Telephone-Integrated	3.8
Electric-Integrated	3.4
Food-Misc.	2.8
Insurance-Multi-line	2.5
Cellular Telecom	2.3
Finance-Investment Banker/Broker	2.3
Auto-Cars/Light Trucks	2.2
Tobacco	2.2
Index Fund	2.1
Diversified Minerals	2.1
Food-Retail	2.1
Aerospace/Defense	1.6
Transport-Rail	1.5
Chemicals-Diversified	1.3
Multimedia	1.3
Oil Companies-Exploration & Production	1.2
Brewery	1.2
Import/Export	1.1
Steel-Producers	1.0
Diversified Manufacturing Operations	1.0
Wireless Equipment	1.0
Retail-Misc./Diversified	0.9
Electronic Components-Semiconductors	0.9
Dialysis Centers	0.9
Soap & Cleaning Preparation	0.9
Diversified Operations	0.8
Real Estate Operations & Development	0.8
Beverages-Wine/Spirits	0.8
Gas-Distribution	0.8
Time Deposits	0.8
Audio/Video Products	0.7
Industrial Gases	0.7
Toys	0.7
Insurance-Life/Health	0.6
Electric Products-Misc.	0.6
Electric-Distribution	0.6
Oil-Field Services	0.6
Medical-Biomedical/Gene	0.6
Transport-Services	0.6
Photo Equipment & Supplies	0.5
Real Estate Management/Services	0.5
Insurance-Reinsurance	0.5
Chemicals-Specialty	0.5
Publishing-Books	0.5
Coal	0.5
Machinery-Construction & Mining	0.5
Wire & Cable Products	0.5
Building Products-Doors & Windows	0.4
Medical-Generic Drugs	0.4
Investment Management/Advisor Services	0.4
Human Resources	0.4
Building & Construction-Misc.	0.4
Semiconductor Components-Integrated Circuits	0.4
Real Estate Investment Trusts	0.4
Distribution/Wholesale	0.3
Office Automation & Equipment	0.3
Semiconductor Equipment	0.3
Miscellaneous Manufacturing	0.3
Electronic Components-Misc.	0.3
Gas-Transportation	0.3
Metal-Iron	0.3
Metal-Diversified	0.3
Public Thoroughfares	0.3
Insurance-Property/Casualty	0.3
Airlines	0.3
Metal-Aluminum	0.3
Retail-Consumer Electronics	0.3
Electric-Transmission	0.3
MRI/Medical Diagnostic Imaging	0.3
Cosmetics & Toiletries	0.3
Television	0.3
Cable TV	0.3
Computers-Integrated Systems	0.2
Medical Products	0.2
Food-Wholesale/Distribution	0.2
Transport-Marine	0.2
Advertising Services	0.2
Publishing-Newspapers	0.2
Machinery-General Industrial	0.2
Water	0.2
Building Products-Cement	0.2
Telecom Services	0.2
Engineering/R&D Services	0.2
Circuit Boards	0.2
Finance-Other Services	0.2
Enterprise Software/Service	0.2
Building-Heavy Construction	0.2
Rubber-Tires	0.1
Building & Construction Products-Misc.	0.1
Retail-Apparel/Shoe	0.1
Oil & Gas Drilling	0.1
Machinery-Electrical	0.1
Retail-Jewelry	0.1
Agricultural Chemicals	0.1
Applications Software	0.1
Paper & Related Products	0.1
Auto/Truck Parts & Equipment-Original	0.1
Retail-Major Department Stores	0.1
Diversified Financial Services	0.1
Food-Confectionery	0.1
Electric-Generation	0.1
U.S. Government Treasuries	0.1
Power Converter/Supply Equipment	0.1
Oil Refining & Marketing	0.1
Computer Services	0.1
Investment Companies	0.1
Food-Catering	0.1
Metal Processors & Fabrication	0.1
Apparel Manufacturers	0.1
Building-Residential/Commercial	0.1
Property Trust	0.1
Athletic Footwear	0.1
Hotels/Motels	0.1
Energy-Alternate Sources	0.1
Textile-Products	0.1
Mining	0.1
Diversified Operations/Commercial Services	0.1
Gambling (Non-Hotel)	0.1
Optical Supplies	0.1
Finance-Leasing Companies	0.1
98.8%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited) (continued)

Country Allocation*
United Kingdom	19.0%
Japan	18.5
France	9.7
Germany	9.0
Switzerland	8.9
United States	6.5
Italy	4.3
Australia	4.0
Spain	2.6
Hong Kong	1.8
Netherlands	1.3
Sweden	1.3
Brazil	1.2
Belgium	1.0
Canada	1.0
Greece	1.0
Norway	0.9
Singapore	0.9
Finland	0.8
Luxembourg	0.7
South Korea	0.7
Taiwan	0.6
Bermuda	0.5
Ireland	0.4
Israel	0.4
Denmark	0.3
Portugal	0.3
Thailand	0.3
Cyprus	0.2
South Africa	0.2
Austria	0.2
Russia	0.2
India	0.1
98.8%

*  Calculated as a percentage of net assets

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK — 90.6%
Australia — 4.0%
AGL Energy, Ltd.	4,919	$54,289
Alumina, Ltd.	365,103	917,661
Amcor, Ltd.	9,301	40,917
AMP, Ltd.	20,804	119,044
Aristocrat Leisure, Ltd.	3,589	18,979
Asciano Group	6,192	16,151
ASX, Ltd.	1,898	46,615
Australia and New Zealand Banking Group, Ltd.	21,325	329,737
Axa Asia Pacific Holdings, Ltd.	9,382	38,729
Babcock & Brown, Ltd.	2,957	4,858
Bendigo Bank, Ltd.	2,988	28,548
BHP Billiton, Ltd.	106,299	2,731,247
Billabong International, Ltd.	1,840	20,128
BlueScope Steel, Ltd.	8,431	49,701
Boart Longyear Group	15,842	14,439
Boral, Ltd.	6,462	32,384
Brambles, Ltd.	15,371	95,943
Caltex Australia, Ltd.	1,497	14,878
Centennial Coal Co. ,Ltd.	252,667	756,675
CFS Retail Property Trust	16,312	29,686
Coca-Cola Amatil, Ltd.	6,112	40,655
Cochlear, Ltd.	616	29,411
Commonwealth Bank of Australia	14,715	516,380
Computershare, Ltd.	5,240	39,404
Crown, Ltd.	4,965	34,329
CSL, Ltd.	64,949	1,956,582
CSR, Ltd.	10,904	22,005
Dexus Property Group	32,537	37,833
Fairfax Media, Ltd.	15,115	32,355
Fortescue Metals Group, Ltd.†	14,000	53,488
Foster's Group, Ltd.	21,322	93,172
Goodman Fielder, Ltd.	14,702	16,467
GPT Group	24,403	35,253
Harvey Norman Holdings, Ltd.	5,893	14,859
Incitec Pivot, Ltd	13,380	55,268
Insurance Australia Group, Ltd.	20,842	68,870
Leighton Holdings, Ltd.	1,652	50,921
Lend Lease Corp., Ltd.	4,005	29,636
Lion Nathan, Ltd.	3,260	24,222
Macquarie Airports Management, Ltd.	7,628	16,918
Macquarie Goodman Group	17,136	34,542
Macquarie Group, Ltd.	3,048	95,165
Macquarie Infrastructure Group	26,576	50,650
Macquarie Office Trust	22,662	14,381
Metcash, Ltd.	8,486	26,711
Mirvac Group	11,605	23,465
National Australia Bank, Ltd.	18,110	368,062
Newcrest Mining, Ltd.	5,029	110,375
OneSteel, Ltd.	9,262	34,212
Orica, Ltd.	3,932	66,985
Origin Energy, Ltd.	9,748	124,788
OZ Minerals, Ltd.	32,901	42,974
Paladin Energy, Ltd.†	6,123	19,387
Perpetual, Ltd.	417	16,052
Qantas Airways, Ltd.	10,299	26,093
QBE Insurance Group, Ltd.	9,853	212,952

Security Description	Shares	Market Value (Note 2)(6)
Australia (continued)
Rio Tinto, Ltd.	3,170	$218,186
Santos, Ltd.	6,606	102,629
Sims Group, Ltd.	1,701	39,483
Sonic Healthcare, Ltd.	85,628	899,267
St George Bank, Ltd.	6,224	145,669
Stockland	16,263	72,608
Suncorp-Metway, Ltd.	10,602	81,324
TABCORP Holdings, Ltd.	5,824	37,509
Tattersall's, Ltd.	12,636	23,829
Telstra Corp., Ltd.	48,327	162,085
Toll Holdings, Ltd.	6,832	38,293
Transurban Group	12,864	58,511
Wesfarmers, Ltd.	7,180	163,549
Wesfarmers, Ltd. PPS	1,604	36,191
Westfield Group	19,461	265,559
Westpac Banking Corp.	74,742	1,322,992
Woodside Petroleum, Ltd.	5,346	219,740
Woolworths, Ltd.	13,505	292,046
WorleyParsons, Ltd.	1,671	41,311
		14,016,212
Austria — 0.2%
Andritz AG	432	18,564
Erste Bank der Oesterreichischen Sparkassen AG	2,106	106,143
Immoeast AG†	4,626	11,820
Immofinanz AG†	5,092	17,904
Meinl European Land, Ltd.	3,329	25,183
Oesterreichische Elektrizitaetswirtschafts AG	853	52,637
OMV AG	1,830	76,782
Raiffeisen International Bank Holding AG	600	43,623
Strabag SE	567	25,194
Telekom Austria AG	3,827	67,443
Voestalpine AG	1,277	39,944
Wiener Staedtische Versicherung AG	425	21,441
Wienerberger AG	930	25,279
		531,957
Belgium — 1.0%
Belgacom SA	1,874	70,959
Colruyt SA	184	45,930
Compagnie Nationale a Portefeuille	435	28,808
Delhaize Group	23,798	1,386,804
Dexia SA	5,775	63,445
Fortis	24,790	155,822
Group Bruxelles Lambert SA	894	77,197
InBev NV	22,549	1,331,086
KBC Ancora	347	22,967
KBC Groep NV	1,771	154,010
Mobistar SA	344	24,081
Solvay SA	657	80,722
Total SA VVPR†	288	4
UCB SA	1,118	39,745
Umicore	1,380	42,841
		3,524,421

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Bermuda — 0.5%
C C Land Holdings, Ltd.	11,000	$2,363
Cheung Kong Infrastructure Holdings, Ltd.	5,000	23,390
Chinese Estates Holdings, Ltd.	10,000	12,255
Esprit Holdings, Ltd.	162,100	995,931
Frontline, Ltd.	560	26,708
Kerry Properties, Ltd.	7,000	22,829
Li & Fung, Ltd.	23,200	56,661
Mongolia Energy Co., Ltd.†	37,000	19,718
Noble Group, Ltd.	17,200	16,216
NWS Holdings, Ltd.	9,000	16,134
Orient Overseas International, Ltd.	2,100	5,397
Pacific Basin Shipping, Ltd.	18,000	14,974
SeaDrill, Ltd.	19,550	401,817
Shangri-La Asia, Ltd.	14,000	20,088
Yue Yuen Industrial Holdings, Ltd.	7,000	19,112
		1,653,593
Brazil — 0.6%
Souza Cruz SA	42,600	1,018,379
Unibanco-Uniao de Bancos Brasileiros SA GDR	9,100	918,372
		1,936,751
Canada — 1.0%
Addax Petroleum Corp.	19,660	533,688
Enerplus Reserve Fund	16,000	595,040
Equinox Minerals, Ltd.†	321,400	761,032
Fording Canadian Coal Trust	12,000	996,000
Teck Cominco, Ltd.	18,349	521,030
		3,406,790
Cayman Islands — 0.0%
ASM Pacific Technology, Ltd.	2,100	12,066
Foxconn International Holdings, Ltd.†	23,000	10,255
Hutchison Telecommunications International, Ltd.†	18,000	20,307
Kingboard Chemical Holdings, Ltd.	6,000	20,328
Lee & Man Paper Manufactoring, Ltd.	4,800	2,637
Lifestyle International Holdings, Ltd.	7,500	8,538
		74,131
Cyprus — 0.2%
ProSafe SE†	140,627	760,184
Denmark — 0.3%
AP Moller-Maersk A/S, Series A	6	51,950
AP Moller-Maersk A/S, Series B	12	104,815
Carlsberg A/S	775	59,249
Coloplast A/S	250	18,508
Danisco A/S	550	31,031
Danske Bank A/S	5,000	120,628
DSV A/S	2,100	33,508
FLSmidth & Co. A/S	600	30,515
Jyske Bank A/S†	550	27,759
Novo-Nordisk A/S	5,025	257,367
Novozymes A/S	500	44,506
Rockwool International A/S	90	7,702
Sydbank A/S	700	21,048
Topdanmark A/S†	175	25,030

Security Description	Shares	Market Value (Note 2)(6)
Denmark (continued)
TrygVesta A/S	300	$19,292
Vestas Wind Systems A/S†	2,025	176,284
William Demant Holding A/S†	250	11,312
		1,040,504
Finland — 0.8%
Cargotec Corp., Class B	394	8,098
Elisa Oyj	1,568	30,912
Fortum Oyj	4,921	166,033
Kesko Oyj, Class B	731	18,745
Kone Oyj, Class B	1,698	46,489
Metso Corp.	1,414	34,780
Neste Oil Oyj	1,421	29,725
Nokia Oyj	108,621	2,024,990
Nokian Renkaat Oyj	1,176	28,583
Orion Oyj	985	16,678
Outokumpu Oyj	1,308	20,985
Pohjola Bank PLC, Class A	1,239	18,143
Rautaruukki Oyj	932	18,692
Sampo Oyj, Class A	4,748	108,429
Sanoma Oyj	901	17,069
Stora Enso Oyj, Class R	6,454	63,650
UPM-Kymmene Oyj	5,769	90,733
Wartsila Oyj, Class B	929	39,477
YIT Oyj	1,410	14,753
		2,796,964
France — 9.2%
Accor SA	2,168	116,425
Aeroports de Paris	329	27,410
Air France-KLM	1,498	34,555
Air Liquide	2,738	301,260
Alcatel SA†	25,710	100,211
Alstom	2,356	177,666
Atos Origin SA	772	33,857
AXA SA	87,043	2,853,526
BNP Paribas SA	45,451	4,369,357
Bouygues SA	2,705	123,351
Bureau Veritas SA	449	22,851
Cap Gemini SA	1,533	72,935
Carrefour SA	7,039	332,217
Casino Guichard-Perrachon SA	483	43,304
Christian Dior SA	604	46,176
Cie Generale de Geophysique-Veritas†	1,445	45,493
CNP Assurances	411	46,420
Compagnie de St. Gobain	3,149	164,584
Compagnie Generale des Etablissements Michelin, Class B	1,597	104,778
Credit Agricole SA	9,881	191,911
Dassault Systemes SA	711	38,041
Eiffage SA	412	22,117
Electricite de France	2,223	161,076
Eramet	57	21,715
Essilor International SA	2,227	111,362
Eurazeo	282	23,956
Eutelsat Communications†	974	25,891
France Telecom SA	94,805	2,654,917
GDF Suez	29,380	1,537,325
GDF Suez VVPR†	777	11

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
France (continued)
Gecina SA	172	$18,653
Groupe Danone	4,846	343,386
Hermes International	764	124,912
ICADE	217	17,629
Imerys SA	315	18,219
Ipsen SA	16,913	761,734
JC Decaux SA	736	16,293
Klepierre	789	31,009
L'Oreal SA	2,710	267,610
Lafarge SA	1,626	171,577
Lagardere SCA	1,339	60,511
Legrand SA	1,019	23,132
LVMH Moet Henessy Louis Vuitton SA	2,718	239,992
M6-Metropole Television	714	15,738
Natixis	133,220	448,142
Neopost SA	351	33,045
PagesJaunes Groupe SA	1,400	19,619
Pernod Ricard SA	1,823	160,270
Peugeot SA	1,688	64,104
PPR	851	76,424
Publicis Groupe	1,404	44,193
Renault SA	17,014	1,099,404
Safran SA	2,081	36,187
Sanofi-Aventis	11,671	767,151
Schneider Electric SA	2,449	212,429
SCOR SE	1,925	37,826
Societe BIC SA	298	15,507
Societe Generale	23,067	2,093,898
Societe Television Francaise 1	34,739	614,648
Sodexho Alliance SA	1,058	62,693
Suez Environnement SA†	14,661	365,478
Suez SA (Brussels)†	19	0
Technip SA	1,131	63,536
Thales SA	990	50,237
Total SA	73,926	4,460,022
Total SA ADR	9,900	600,732
Unibail-Rodamco	906	184,569
Valeo SA	823	25,064
Vallourec SA	588	127,887
Veolia Environnement	4,187	172,665
Vinci SA	4,603	217,476
Vivendi	129,366	4,048,257
Wendel	307	24,602
Zodiac SA	461	22,103
		32,063,261
Germany — 8.9%
Adidas AG	2,259	121,323
Allianz SE	13,198	1,815,154
Arcandor AG†	1,021	3,402
BASF AG	10,499	503,173
Bayer AG	37,611	2,745,336
Bayerische Motoren Werke AG	27,432	1,069,964
Beiersdorf AG	978	62,596
Bilfinger Berger AG	17,879	935,657
Celesio AG	942	41,327
Commerzbank AG	6,926	103,422
Continental AG†	37	3,677

Security Description	Shares	Market Value (Note 2)(6)
Germany (continued)
Continental AG (Frankfurt)†	1,666	$165,608
DaimlerChrysler AG	9,631	486,750
Deutsche Bank AG	5,592	397,857
Deutsche Boerse AG	2,166	197,468
Deutsche Lufthansa AG	2,540	49,963
Deutsche Post AG (London)†	395	7,257
Deutsche Post AG (Sweden)	8,988	189,589
Deutsche Postbank AG	909	34,639
Deutsche Telekom AG	190,607	2,925,061
E.ON AG	94,326	4,776,978
Fraport AG	405	24,222
Fresenius Medical Care AG	59,339	3,055,180
Fresenius SE	313	22,870
GEA Group AG	56,500	1,101,198
Hamburger Hafen und Logistik AG	273	16,371
Hannover Rueckversicherung AG	668	24,353
HeidelbergCement AG	277	29,436
Henkel AG & Co. KGaA	50,333	1,558,284
Hochtief AG	465	22,202
Hypo Real Estate Holding AG	1,783	10,456
Infineon Technologies AG†	8,318	47,007
IVG Immobilien AG	1,029	9,980
K+S AG	1,647	115,272
Linde AG	20,189	2,165,087
MAN AG	1,172	78,727
Merck KGaA	8,657	929,372
Metro AG	1,258	63,006
Muenchener Rueckversicherungs-Gesellschaft AG	2,289	345,566
Puma AG Rudolf Dassler Sport	70	19,119
Q-Cells AG†	671	56,375
Rheinmetall AG	398	21,271
RWE AG	4,936	474,597
Salzgitter AG	455	45,963
SAP AG	9,682	519,904
Siemens AG	29,795	2,796,392
Solarworld AG	928	39,149
ThyssenKrupp AG	3,995	120,258
TUI AG	2,368	39,408
United Internet AG	1,394	15,069
Volkswagen AG	1,615	635,347
Wacker Chemie AG	172	24,598
		31,062,240
Greece — 1.0%
Alpha Bank A.E.	4,211	92,587
Coca-Cola Hellenic Bottling Co. SA	1,819	39,379
EFG Eurobank Ergasias	53,736	990,066
Hellenic Petroleum SA	1,356	14,682
Hellenic Telecommunications Organization SA	2,990	53,414
Marfin Financial Group SA Holdings†	6,635	47,894
National Bank of Greece SA	48,027	1,974,235
OPAP SA	2,477	75,819
Piraeus Bank SA	3,468	72,846
Public Power Corp. SA	1,157	17,974
Titan Cement Co. SA	639	21,043
		3,399,939

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Hong Kong — 1.8%
Bank of East Asia, Ltd.	15,600	$48,659
BOC Hong Kong Holdings, Ltd.	413,000	735,732
Cathay Pacific Airways, Ltd.	13,000	22,231
Cheung Kong Holdings, Ltd.	15,000	170,143
CITIC International Financia Holdings, Ltd.†	22,000	14,557
CLP Holdings, Ltd.	22,400	180,896
Galaxy Entertainment Group, Ltd.†	911,000	179,488
Guangdong Investment, Ltd.	2,443,960	569,687
Hang Lung Group, Ltd.	9,000	28,530
Hang Lung Properties, Ltd.	23,000	54,244
Hang Seng Bank, Ltd.	8,400	156,872
Henderson Land Development Co., Ltd.	11,254	50,195
Hong Kong & China Gas Co., Ltd.	43,504	99,125
Hong Kong Aircraft Engineering Co., Ltd.	800	9,204
Hong Kong Exchanges & Clearing, Ltd.	11,200	139,181
HongKong Electric Holdings, Ltd.	15,000	94,414
Hopewell Holdings, Ltd.	7,000	25,178
Hutchison Whampoa, Ltd.	23,300	177,376
Hysan Development Co., Ltd.	6,000	15,607
MTR Corp., Ltd.	15,500	45,714
New World Development Co., Ltd.	26,126	29,148
PCCW, Ltd.	41,000	17,116
Shun Tak Holdings, Ltd.	12,000	4,126
Sino Land Co., Ltd.	18,000	20,281
Sino-Ocean Land Holdings, Ltd.	928,500	290,767
Sun Hung Kai Properties, Ltd.	131,323	1,348,412
Swire Pacific, Ltd., Class A	165,500	1,458,770
Television Broadcasts, Ltd.	3,000	12,693
The Link REIT	23,500	48,623
Wharf Holdings, Ltd.	15,000	42,851
Wheelock & Co., Ltd.	10,000	18,169
Wing Hang Bank, Ltd.	2,000	15,333
Wing Lung Bank	900	18,045
		6,141,367
India — 0.1%
Indiabulls Securities, Ltd. GDR†*(1)	58,989	44,961
Infosys Technologies, Ltd. ADR	9,376	312,315
		357,276
Ireland — 0.1%
Allied Irish Banks PLC	9,772	84,095
Anglo Irish Bank Corp. PLC	8,424	47,463
Bank of Ireland	11,096	63,797
CRH PLC	5,954	129,575
Elan Corp PLC†	5,247	55,234
Irish Life & Permanent PLC	2,982	21,128
Kerry Group PLC	1,550	45,415
Ryanair Holdings PLC ADR†	824	18,482
		465,189
Isle of Man — 0.0%
Genting International PLC†	32,000	10,251

Security Description	Shares	Market Value (Note 2)(6)
Israel — 0.4%
Teva Pharmaceutical Industries, Ltd. ADR	30,800	$1,410,332
Italy — 4.3%
A2A SpA	13,905	35,276
Alleanza Assicurazioni SpA	4,696	42,936
Assicurazione Generali SpA	11,734	388,397
Atlantia SpA	2,857	58,690
Autogrill SpA	1,128	12,697
Banca Carige SpA	8,062	26,478
Banca Intesa SpA	9,830	46,689
Banca Monte dei Paschi di Siena SpA	27,429	67,747
Banca Popolare di Milano Scarl	159,350	1,357,522
Banco Popolare Scarl	7,106	110,727
Bulgari SpA	1,665	14,817
Enel SpA	393,534	3,280,545
ENI SpA	78,135	2,062,380
Fiat SpA	7,877	104,953
Finmeccanica SpA	65,066	1,399,392
Fondiaria-Sai SpA	763	17,884
Geox SpA	62,766	607,657
IFIL Investments SpA	3,457	15,651
Intesa Sanpaolo SpA	85,469	466,554
Italcementi SpA	1,169	10,981
Italcementi SpA RSP	784	9,651
Lottomatica SpA	674	17,593
Luxottica Group SpA	1,540	35,205
Mediaset SpA	8,520	53,976
Mediobanca SpA	129,132	1,736,997
Mediolanum SpA	2,428	11,033
Parmalat SpA	18,503	43,945
Pirelli & C. SpA	29,035	16,995
Prysmian SpA	1,201	23,444
Saipem SpA	2,936	86,864
Snam Rete Gas SpA	172,321	1,037,301
Telecom Italia SpA (Chi-X)	111,365	166,171
Telecom Italia SpA (Milan)	66,871	75,644
Terna Rete Elettrica Nazionale SpA	13,318	48,796
UniCredit Italiano SpA	419,479	1,549,496
Unione di Banche Italiane ScpA	6,737	147,076
Unipol Gruppo Finanziario SpA	7,389	15,661
		15,203,821
Japan — 18.5%
ACOM Co., Ltd.	700	23,862
Advantest Corp.	1,600	33,966
Aeon Co., Ltd.	7,000	71,115
Aeon Credit Service Co., Ltd.	900	9,069
Aeon Mall Co., Ltd.	700	20,839
AIFUL Corp.	800	6,235
Aioi Insurance Co., Ltd.	5,000	24,821
Aisin Seiki Co., Ltd.	2,100	51,271
Ajinomoto Co., Inc.	7,000	66,428
Alfresa Holdings Corp.	300	14,573
All Nippon Airways Co., Ltd.	7,000	24,980
Alps Electric Co., Ltd.	1,900	14,917
Amada Co., Ltd.	4,000	22,044
Aozora Bank, Ltd.	7,000	11,082

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Japan (continued)
Asahi Breweries, Ltd.	4,200	$73,483
Asahi Glass Co., Ltd.	156,000	1,382,126
Asahi Kasei Corp.	13,000	55,024
Asics Corp.	2,000	15,573
Astellas Pharma, Inc.	5,400	226,890
Bank of Kyoto, Ltd.	3,000	30,639
Benesse Corp.	800	32,654
Bridgestone Corp.	6,700	125,647
Brother Industries, Ltd.	2,600	27,371
Canon Marketing Japan, Inc.	700	10,636
Canon, Inc.	11,700	437,429
Casio Computer Co., Ltd.	2,600	24,428
Central Japan Railway Co.	17	160,445
Chubu Electric Power Co., Inc.	7,300	172,378
Chugai Pharmaceutical Co., Ltd.	58,800	956,465
Chuo Mitsui Trust Holdings, Inc.	10,000	53,556
Citizen Watch Co., Ltd.	3,500	24,177
Coca-Cola West Japan Co., Ltd.	600	13,572
Cosmo Oil Co., Ltd.	6,000	14,303
Credit Saison Co., Ltd.	1,800	29,282
CSK Holdings Corp.	800	11,797
Dai Nippon Printing Co., Ltd.	6,000	81,225
Daicel Chemical Industries, Ltd.	3,000	13,580
Daido Steel Co., Ltd.	3,000	15,870
Daihatsu Motor Co., Ltd.	2,000	21,773
Daiichi Sankyo Co., Ltd.	7,700	196,564
Daikin Industries, Ltd.	2,900	98,443
Dainippon Ink and Chemicals, Inc.	6,000	11,294
Dainippon Sumitomo Pharma Co., Ltd.	2,000	16,291
Daito Trust Construction Co., Ltd.	900	33,652
Daiwa House Industry Co., Ltd.	6,000	57,196
Daiwa Securities Group, Inc.	14,000	100,325
Dena Co., Ltd.	3	12,077
Denki Kagaku Kogyo Kabushiki Kaisha	5,000	13,173
Denso Corp.	5,300	130,167
Dentsu, Inc.	21	42,059
Dowa Mining Co., Ltd.	3,000	13,536
East Japan Railway Co.	611	4,554,722
Eisai Co., Ltd.	2,700	104,954
Electric Power Development Co., Ltd.	1,400	45,245
Elpida Memory, Inc.†	18,800	346,913
FamilyMart Co., Ltd.	600	25,368
Fanuc, Ltd.	2,100	158,400
Fast Retailing Co., Ltd.	500	50,822
Fuji Electric Holdings Co., Ltd.	6,000	14,462
Fuji Heavy Industries, Ltd.	6,000	30,303
Fuji Television Network, Inc.	5	6,418
FUJIFILM Holdings Corp.	5,400	139,946
Fujitsu, Ltd.	145,000	810,026
Fukuoka Financial Group, Inc.	8,000	29,606
Furukawa Electric Co., Ltd.	7,000	30,826
Gunma Bank, Ltd.	4,000	22,712
Hakuhodo DY Holdings, Inc.	250	12,355
Hankyu Hanshin Holdings, Inc.	12,800	58,862
Haseko Corp.	14,000	10,012
Hikari Tsushin, Inc.	300	6,403

Security Description	Shares	Market Value (Note 2)(6)
Japan (continued)
Hino Motors, Ltd.	3,000	$12,169
Hirose Electric Co., Ltd.	300	28,644
Hisamitsu Pharmaceutical Co., Inc.	700	30,387
Hitachi Chemical Co., Ltd.	1,100	14,610
Hitachi Construction Machinery Co., Ltd.	1,200	29,504
Hitachi High-Technologies Corp.	700	13,934
Hitachi Metals, Ltd.	87,000	1,035,183
Hitachi, Ltd.	37,000	254,443
Hokkaido Electric Power Co., Inc.	2,100	43,845
Hokuhoku Financial Group, Inc.	13,000	28,598
Hokuriku Electric Power Co.	1,900	45,670
Honda Motor Co., Ltd.	77,800	2,310,691
Hoya Corp.	4,500	89,150
Ibiden Co., Ltd.	25,400	618,687
Idemitsu Kosan Co., Ltd.	200	16,275
IHI Corp.	14,000	21,957
Inpex Holdings, Inc.	9	77,950
Isetan Mitsukoshi Holdings, Ltd.†	3,660	43,059
Isuzu Motors, Ltd.	14,000	38,676
Ito En, Ltd.	700	9,054
ITOCHU Corp.	16,000	96,718
ITOCHU Techno-Solutions Corp.	300	7,604
J Front Retailing Co., Ltd.	5,000	28,989
Jafco Co., Ltd.	400	15,084
Japan Airlines Corp.†	10,000	20,572
Japan Petroleum Exploration Co.	300	15,414
Japan Prime Reality Investment Corp.	6	14,223
Japan Real Estate Investment Corp.	5	40,183
Japan Retail Fund Investment Corp.	4	16,441
Japan Steel Works, Ltd.	4,000	49,913
Japan Tobacco, Inc.	351	1,321,462
JFE Holdings, Inc.	5,700	177,308
JGC Corp.	2,000	31,680
JS Group Corp.	2,900	36,621
JSR Corp.	1,900	24,965
JTEKT Corp.	2,100	24,121
Jupiter Telecommunications Co.	26	18,733
Kajima Corp.	9,000	27,347
Kamigumi Co., Ltd.	3,000	22,432
Kaneka Corp.	3,000	16,606
Kansai Paint Co., Ltd.	2,000	12,396
Kao Corp.	6,000	160,737
Kawasaki Heavy Industries, Ltd.	16,000	33,950
Kawasaki Kisen Kaisha, Ltd.	7,000	43,105
KDDI Corp.	274	1,534,682
Keihin Electric Express Railway Co., Ltd.	5,000	32,700
Keio Corp.	6,000	32,345
Keisei Electric Railway Co., Ltd.	3,000	16,431
Keyence Corp.	400	79,563
Kikkoman Corp.	1,000	13,460
Kinden Corp.	1,000	9,471
Kintetsu Corp.	18,000	62,901
Kirin Brewery Co., Ltd.	9,000	118,350
Kobe Steel, Ltd.	29,000	58,588
Komatsu, Ltd.	50,900	823,910
Konami Corp.	1,100	27,687

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Japan (continued)
Konica Minolta Holdings, Inc.	5,000	$57,632
Kubota Corp.	12,000	75,595
Kuraray Co., Ltd.	3,500	34,503
Kurita Water Industries, Ltd.	1,200	28,063
Kyocera Corp.	1,800	136,463
Kyowa Hakko Kogyo Co., Ltd.	2,000	21,103
Kyushu Electric Power Co., Inc.	4,200	87,919
Lawson, Inc.	800	37,076
Leopalace21 Corp.	1,400	10,766
Mabuchi Motor Co., Ltd.	300	13,651
Makita Corp.	1,300	26,549
Marubeni Corp.	18,000	81,318
Marui Co., Ltd.	2,900	21,794
Maruichi Steel Tube, Ltd.	400	10,991
Matsushita Electric Industrial Co., Ltd.	20,000	347,102
Matsushita Electric Works, Ltd.	4,000	35,649
Mazda Motor Corp.	10,000	40,509
MEDICEO Holdings Co., Ltd.	1,600	19,553
Meiji Dairies Corp.	3,000	15,935
Millea Holdings, Inc.	7,600	275,792
Minebea Co., Ltd.	4,000	15,042
Mitsubishi Chemical Holdings Corp.	14,000	74,126
Mitsubishi Corp.	41,500	863,605
Mitsubishi Electric Corp.	21,000	141,503
Mitsubishi Estate Co., Ltd.	13,000	255,472
Mitsubishi Gas Chemical Co., Inc.	4,000	19,289
Mitsubishi Heavy Industries, Ltd.	35,000	151,278
Mitsubishi Logistics Corp.	1,000	12,743
Mitsubishi Materials Corp.	12,000	37,749
Mitsubishi Motors Corp.†	39,000	65,404
Mitsubishi Rayon Co., Ltd.	6,000	14,851
Mitsubishi Tanabe Pharma Corp.	2,000	27,602
Mitsubishi UFJ Financial Group, Inc.	114,345	991,215
Mitsubishi UFJ Lease & Finance Co., Ltd.	640	21,154
Mitsui & Co., Ltd.	89,000	1,099,744
Mitsui Chemicals, Inc.	7,000	30,877
Mitsui Engineering & Shipbuilding Co., Ltd.	8,000	15,197
Mitsui Fudosan Co., Ltd.	9,000	173,266
Mitsui Mining & Smelting Co., Ltd.	6,000	13,876
Mitsui O.S.K. Lines, Ltd.	12,000	103,841
Mitsui Sumitomo Insurance Group Holdings, Inc.	4,200	142,046
Mitsumi Electric Co., Ltd.	900	22,726
Mizuho Financial Group, Inc.	107	469,447
Mizuho Trust & Banking Co., Ltd.	16,000	21,920
Murata Manufacturing Co., Ltd.	2,300	92,287
NamCo Bandai Holdings, Inc.	2,200	23,894
NEC Corp.	21,000	89,050
NEC Electronics Corp.†	400	8,297
NGK Insulators, Ltd.	3,000	36,441
NGK Spark Plug Co., Ltd.	2,000	19,491
NHK Spring Co., Ltd.	2,000	10,976
Nidec Corp.	1,200	73,808
Nikon Corp.	4,000	95,082
Nintendo Co., Ltd.	5,486	2,283,739
Nippon Building Fund, Inc.	6	57,649

Security Description	Shares	Market Value (Note 2)(6)
Japan (continued)
Nippon Commercial Investment Corp.	571	$1,222,279
Nippon Electric Glass Co., Ltd.	4,000	36,172
Nippon Express Co., Ltd.	9,000	40,222
Nippon Meat Packers, Inc.	2,000	30,382
Nippon Mining Holdings, Inc.	9,500	38,598
Nippon Oil Corp.	14,000	70,779
Nippon Paper Group, Inc.	10	29,199
Nippon Residential Investment Corp.	205	513,254
Nippon Sheet Glass Co., Ltd.	7,000	36,120
Nippon Steel Corp.	56,000	212,022
Nippon Telegraph and Telephone Corp.	835	3,719,229
Nippon Yusen Kabushiki Kaisha	12,000	77,841
Nipponkoa Insurance Co., Ltd.	7,000	39,469
Nishi-Nippon City Bank, Ltd.	8,000	20,024
Nissan Chemical Industries, Ltd.	2,000	18,434
Nissan Motor Co., Ltd.	24,900	167,060
Nisshin Seifun Group, Inc.	2,000	26,793
Nisshin Steel Co., Ltd.	8,000	15,368
Nisshinbo Industries, Inc.	2,000	19,635
Nissin Food Products Co., Ltd.	900	32,034
Nitori Co., Ltd.	450	26,429
Nitto Denko Corp.	1,800	45,710
NOK Corp.	1,200	13,430
Nomura Holdings, Inc.	164,300	2,120,383
Nomura Real Estate Holdings, Inc.	600	14,328
Nomura Real Estate Office Fund, Inc.	3	20,501
Nomura Research Institute, Ltd.	1,200	24,368
NSK, Ltd.	5,000	28,969
NTN Corp.	5,000	26,106
NTT Data Corp.	14	54,764
NTT DoCoMo, Inc.	174	280,593
NTT Urban Development Corp.	12	14,555
Obayashi Corp.	7,000	35,720
Obic Co., Ltd.	80	13,048
Odakyu Electric Railway Co., Ltd.	7,000	51,814
OJI Paper Co., Ltd.	9,000	44,879
OKUMA Corp.	2,000	11,649
Olympus Corp.	54,000	1,578,813
Omron Corp.	2,300	35,331
Ono Pharmaceutical Co., Ltd.	1,000	46,289
Onward Kashiyama Co., Ltd.	1,000	10,399
ORACLE Corp.	400	18,129
Oriental Land Co., Ltd.	600	40,546
ORIX Corp.	1,010	124,902
Osaka Gas Co., Ltd.	22,000	75,325
Osaka Titanium Technologies Co.	200	6,633
Otsuka Corp.	200	13,061
Pioneer Corp.	1,700	11,221
Promise Co., Ltd.	650	12,524
Rakuten, Inc.	72	40,695
Resona Holdings, Inc.	56	74,217
Ricoh Co., Ltd.	46,000	639,594
Rohm Co., Ltd.	1,100	60,373
Sankyo Co., Ltd.	600	30,601
Santen Pharmaceutical Co., Ltd.	800	20,195
Sanyo Electric Co., Ltd.†	18,000	31,243
Sapporo Hokuyo Holdings, Inc.	3	14,976
Sapporo Holdings, Ltd.	3,000	22,305

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Japan (continued)
SBI Holdings, Inc.	185	$27,698
Secom Co., Ltd.	2,300	96,158
Sega Sammy Holdings, Inc.	2,000	17,878
Seiko Epson Corp.	1,400	32,294
Sekisui Chemical Co., Ltd.	5,000	29,812
Sekisui House, Ltd.	5,000	45,909
Seven & I Holdings Co., Ltd.	105,700	3,042,295
Sharp Corp.	11,000	118,729
Shikoku Electric Power Co.	2,000	50,401
Shimadzu Corp.	3,000	24,121
Shimamura Co., Ltd.	200	13,448
Shimano, Inc.	700	24,021
Shimizu Corp.	6,000	28,729
Shin-Etsu Chemical Co., Ltd.	4,500	214,243
Shinko Electric Industries Co., Ltd.	700	6,596
Shinko Securities Co., Ltd.	6,000	16,925
Shinsei Bank, Ltd.	17,000	51,991
Shionogi & Co., Ltd.	3,000	60,702
Shiseido Co., Ltd.	4,000	89,593
Showa Denko K.K.	13,000	27,407
Showa Shell Sekiyu K.K.	2,000	19,314
SMC Corp.	600	62,773
Softbank Corp.	8,300	107,289
Sojitz Corp.	13,600	31,401
Sompo Japan Insurance, Inc.	9,000	75,653
Sony Corp.	69,000	2,133,878
Sony Financial Holdings, Inc.	9	35,526
Square Enix Co., Ltd.	700	20,438
Stanley Electric Co., Ltd.	1,600	23,384
Sumco Corp.	1,400	22,030
Sumitomo Chemical Co., Ltd.	17,000	74,086
Sumitomo Corp.	178,000	1,658,607
Sumitomo Electric Industries, Ltd.	144,800	1,574,641
Sumitomo Heavy Industries, Ltd.	6,000	28,728
Sumitomo Metal Industries, Ltd.	447,000	1,361,539
Sumitomo Metal Mining Co., Ltd.	6,000	59,696
Sumitomo Mitsui Financial Group, Inc.	563	3,527,124
Sumitomo Realty & Development Co., Ltd.	4,000	87,086
Sumitomo Rubber Industries, Inc.	1,900	16,878
Suruga Bank, Ltd.	2,000	22,933
Suzuken Co., Ltd.	800	24,294
Suzuki Motor Corp.	3,900	72,421
T&D Holdings, Inc.	2,141	114,171
Taiheiyo Cement Corp.	10,000	14,634
Taisei Corp.	10,000	26,327
Taisho Pharmaceutical Co., Ltd.	1,000	19,774
Taiyo Nippon Sanso Corp.	3,000	23,777
Takashimaya Co., Ltd.	3,000	26,185
Takeda Pharmaceutical Co., Ltd.	9,200	463,339
Takefuji Corp.	1,220	15,681
TDK Corp.	1,300	65,142
Teijin, Ltd.	10,000	30,063
Terumo Corp.	1,800	92,699
The 77 Bank, Ltd.	4,000	20,083
The Bank of Yokohama, Ltd.	14,000	67,916
The Chiba Bank, Ltd.	8,000	41,307

Security Description	Shares	Market Value (Note 2)(6)
Japan (continued)
The Chugoku Bank, Ltd.	2,000	$27,995
The Chugoku Electric Power Co.	3,000	61,504
The Hachijuni Bank, Ltd.	5,000	26,527
The Hiroshima Bank, Ltd.	5,000	18,566
The Iyo Bank, Ltd.	3,000	32,785
The Joyo Bank, Ltd.	8,000	36,444
The Kansai Electric Power Co., Inc.	8,500	188,642
The Shizuoka Bank, Ltd.	7,000	68,928
The Sumitomo Trust & Banking Co., Ltd.	15,000	99,512
THK Co., Ltd.	1,300	20,189
Tobu Railway Co., Ltd.	9,000	43,678
Toho Co., Ltd.	1,200	24,933
Toho Gas Co., Ltd.	5,000	27,461
Toho Titanium Co., Ltd.	300	4,646
Tohoku Electric Power Co., Inc.	4,700	100,909
Tokai Rika Co., Ltd.	600	7,611
Tokuyama Corp.	2,000	11,600
Tokyo Broadcasting System, Inc.	400	6,864
Tokyo Electric Power Co., Inc.	13,400	330,237
Tokyo Electron, Ltd.	1,900	84,644
Tokyo Gas Co., Ltd.	25,000	103,379
Tokyo Steel Manufacturing Co., Ltd.	1,200	13,107
Tokyo Tatemono Co., Ltd.	3,000	14,376
Tokyu Corp.	12,000	57,380
Tokyu Land Corp.	5,000	18,604
TonenGeneral Sekiyu K.K.	3,000	24,600
Toppan Printing Co., Ltd.	6,000	46,829
Toray Industries, Inc.	14,000	65,702
Toshiba Corp.	366,000	1,580,561
Tosoh Corp.	6,000	17,749
Toto, Ltd.	3,000	22,171
Toyo Seikan Kaisha, Ltd.	1,800	27,620
Toyo Suisan Kaisha, Ltd.	1,000	25,350
Toyoda Gosei Co., Ltd.	700	11,870
Toyota Boshoku Corp	700	7,767
Toyota Industries Corp.	1,900	48,023
Toyota Motor Corp.	30,500	1,294,943
Toyota Tsusho Corp.	2,300	29,856
Trend Micro, Inc.	1,000	38,068
Ube Industreis, Ltd.	11,000	29,388
Uni-Charm Corp.	400	30,683
UNY Co., Ltd.	2,000	20,265
Ushio, Inc.	1,300	21,235
USS Co., Ltd.	270	17,340
West Japan Railway Co.	18	76,834
Yahoo! Japan Corp.	167	53,616
Yakult Honsha Co., Ltd.	1,000	30,756
Yamada Denki Co., Ltd.	12,030	912,139
Yamaguchi Financial Group, Inc.	2,000	24,039
Yamaha Corp.	1,900	32,597
Yamaha Motor Co., Ltd.	2,200	29,994
Yamato Kogyo Co., Ltd.	400	13,854
Yamato Transport Co., Ltd.	4,000	44,754
Yamazaki Baking Co., Ltd.	1,000	12,014
Yaskawa Electric Corp.	3,000	17,023
Yokogawa Electric Corp.	2,500	16,101
		64,604,046

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Luxembourg — 0.7%
Acergy SA	2,100	$21,099
ArcelorMittal	18,858	944,009
Millicom International Cellular SA SDR	17,675	1,208,798
Oriflame Cosmetics SA SDR	4,750	220,439
SES FDR	3,353	69,600
		2,463,945
Mauritius — 0.0%
Golden Agri-Resources, Ltd.	55,000	12,355
Netherlands — 1.3%
Aegon NV	29,503	263,670
Akzo Nobel NV	3,015	144,951
ASML Holding NV	58,206	1,039,295
Corio NV	484	34,689
European Aeronautic Defense and Space Co.	3,612	62,497
Fugro NV	643	38,008
Heineken Holding NV	1,223	48,545
Heineken NV	2,718	109,529
ING Groep NV	43,848	953,833
James Hardie Industries NV CDI	4,806	19,712
Koninklijke Ahold NV	13,225	152,596
Koninklijke Boskalis Westminster NV CVA	618	29,250
Koninklijke DSM NV	1,509	71,055
Koninklijke KPN NV	20,007	288,369
Koninklijke Philips Electronics NV	11,418	312,637
Randstad Holding NV	1,095	28,948
Reed Elsevier NV	6,950	103,604
SBM Offshore NV	1,590	34,236
SNS Reaal	1,449	16,556
STMicroelectronics NV	7,576	76,979
TNT NV	4,207	117,663
TomTom NV†	675	12,495
Unilever NV	18,075	510,634
Wolters Kluwer NV	3,292	67,104
		4,536,855
New Zealand — 0.0%
Auckland International Airport, Ltd.	10,850	14,211
Contact Energy, Ltd.	3,199	16,967
Fletcher Building, Ltd.	5,585	25,218
Sky City Entertainment Group, Ltd.	5,230	12,906
Telecom Corp. of New Zealand, Ltd.	20,205	37,157
		106,459
Norway — 0.9%
Aker Solutions ASA	1,800	28,849
DnB NOR ASA	8,100	62,562
Norsk Hydro ASA	7,700	52,005
Orkla ASA	9,100	83,636
Petroleum Geo-Services ASA†	79,680	1,057,612
Renewable Energy Corp. AS†	1,600	29,806
Schibsted ASA	35,359	657,001
StatoilHydro ASA	44,504	1,060,936
Storebrand ASA	4,200	24,925
Telenor ASA	9,200	113,109

Security Description	Shares	Market Value (Note 2)(6)
Yara International ASA	2,090	$73,369
		3,243,810
Portugal — 0.3%
Banco BPI SA	3,005	9,358
Banco Comercial Portugues SA	26,047	42,577
Banco Espirito Santo SA	2,496	30,978
Brisa-Auto Estradas de Portugal SA	3,329	33,169
Cimpor Cimentos de Portugal SGPS SA	2,981	19,128
Energias de Portugal SA	166,157	699,315
Jeronimo Martins SGPS SA	2,443	20,844
Portugal Telecom SGPS SA	6,801	68,811
PT Multimedia-Servicos de Telecomunicacoes e Multimedia SGPS SA	1,914	14,235
Sonae SGPS SA	9,986	7,648
		946,063
Singapore — 0.9%
Ascendas Real Estate Investment Trust	11,000	14,570
CapitaCommercial Trust	11,000	10,179
CapitaLand, Ltd.	18,000	39,228
CapitaMall Trust	13,000	20,703
City Developments, Ltd.	5,000	31,301
ComfortDelGro Corp., Ltd.	20,000	20,908
Cosco Corp. (Singapore), Ltd.	320,000	342,560
DBS Group Holdings, Ltd.	141,000	1,667,047
Fraser and Neave, Ltd.	11,000	27,605
Jardine Cycle & Carriage, Ltd.	2,000	22,053
Keppel Corp., Ltd.	14,000	77,737
Keppel Land, Ltd.	4,000	8,001
Neptune Orient Lines, Ltd.	6,000	7,665
Olam International, Ltd.	13,000	16,674
Oversea-Chinese Banking Corp.	27,100	137,190
Parkway Holdings, Ltd.	10,000	13,339
SembCorp Industries, Ltd.	10,760	24,556
SembCorp Marine, Ltd.	9,000	19,070
Singapore Airlines, Ltd.	5,670	56,718
Singapore Exchange, Ltd.	9,000	39,009
Singapore Press Holdings, Ltd.	16,000	44,549
Singapore Technologies Engineering, Ltd.	15,000	28,538
Singapore Telecommunications, Ltd.	87,910	201,198
United Overseas Bank, Ltd.	13,000	153,983
United Overseas Land, Ltd.	5,500	9,735
Venture Corp., Ltd.	2,000	10,924
Wilmar International, Ltd.	9,000	16,032
Yanlord Land Group	5,000	3,263
		3,064,335
South Africa — 0.2%
MTN Group, Ltd.	43,822	620,615
South Korea — 0.6%
Kookmin Bank(1)	19,231	856,119
Samsung Electronics Co., Ltd.	2,722	1,253,411
		2,109,530
Spain — 2.6%
Abertis Infraestructuras SA	2,974	58,854
Acciona SA	317	48,206
Acerinox SA	1,583	28,364

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Spain (continued)
ACS Actividades de Construccion y Servicios SA	2,153	$87,626
Banco Bilbao Vizcaya Argentaria SA	39,511	640,516
Banco de Sabadell SA	10,186	79,144
Banco Popular Espanol SA	8,766	104,986
Banco Santander SA	163,270	2,471,511
Banco Santander SA ADR	85,500	1,284,210
Bankinter SA	2,926	36,835
Cintra Concesiones de Infraestructuras de Transporte SA	66,602	790,944
Criteria Caixacorp SA	9,328	44,926
Enagas	1,985	42,759
Fomento de Construcciones y Contratas SA	506	22,974
Gamesa Corp. Tecnologica SA	2,023	69,494
Gas Natural SDG SA	1,242	46,188
Gestevision Telecinco SA	1,094	11,273
Grifols SA	1,417	36,134
Grupo Ferrovial SA	699	32,605
Iberdrola Renovables†	9,373	40,795
Iberdrola SA	29,966	306,295
Iberdrola SA (Euro)	8,824	102,658
Iberia Lineas Aereas de Espana SA	5,288	12,933
Indra Sistemas SA	1,092	26,040
Industria de Diseno Textil SA	2,420	103,236
Mapfre SA	7,573	33,126
Promotora de Informaciones SA	972	6,604
Red Electrica de Espana	1,200	60,913
Repsol YPF SA	41,440	1,224,213
Sacyr Vallehermoso SA	788	13,158
Telefonica SA	47,673	1,139,642
Union Fenosa SA	4,056	99,331
Zardoya Otis SA	1,406	30,810
		9,137,303
Sweden — 1.3%
Alfa Laval AB	4,125	42,707
Assa Abloy AB, Class B	3,400	41,335
Atlas Copco AB, Class A	7,400	84,775
Atlas Copco AB, Class B	69,600	705,921
Boliden AB	3,200	13,592
Electrolux AB, Class B	2,800	33,170
Getinge AB, Class B	2,000	41,228
Hennes & Mauritz AB, Class B	5,650	229,948
Holmen AB	600	19,523
Husqvarna AB, Class B	3,000	22,634
Investor AB, Class B	5,000	93,495
Lundin Petroleum AB†	2,400	20,017
Modern Times Group AB, Class B	575	20,774
Nordea Bank AB	23,000	276,022
Sandvik AB	11,000	116,760
Scania AB, Class B	3,900	48,067
Securitas AB, Class B	3,400	38,430
Skandinaviska Enskilda Banken AB, Class A	5,100	80,192
Skanska AB, Class B	4,000	45,750
SKF AB, Class B	4,200	53,864
Ssab Svenskt Stal AB, Class A	24,314	387,712

Security Description	Shares	Market Value (Note 2)(6)
Sweden (continued)
Ssab Svenskt Stal AB, Class B	900	$12,443
Svenska Cellulosa AB, Class B	6,200	65,698
Svenska Handelsbanken AB, Class A	5,000	112,020
Swedbank AB, Class A	3,900	51,416
Swedish Match AB	2,800	48,792
Tele2 AB, Class B	3,300	37,587
Telefonaktiebolaget LM Ericsson ADR	121,200	1,142,916
Telefonaktiebolaget LM Ericsson, Class B	32,600	307,329
TeliaSonera AB	24,500	139,882
Volvo AB Class B	12,000	108,977
		4,442,976
Switzerland — 8.9%
ABB, Ltd.†	24,414	468,375
Actelion, Ltd.†	1,084	55,424
Adecco SA	1,364	59,599
Aryzta AG†	875	35,414
Baloise Holding AG	567	38,692
Compagnie Financiere Richemont SA	5,792	257,247
Credit Suisse Group	56,640	2,696,710
EFG International AG	568	16,387
Geberit AG	439	54,067
Givaudan SA	72	59,706
Holcim, Ltd.	2,339	171,146
Julius Baer Holding AG	2,352	115,636
Kuehne & Nagel International AG	21,525	1,435,236
Lindt + Spruengli AG	109	264,590
Logitech International SA†	1,912	43,575
Lonza Group AG	13,500	1,678,972
Nestle SA	187,425	8,106,518
Nobel Biocare Holding AG	1,325	44,424
Novartis AG	87,622	4,583,102
OC Oerlikon Corp AG†	78	15,441
Pargesa Holding SA	299	25,507
Roche Holding AG	47,301	7,373,607
Schindler Holding AG	563	33,646
SGS SA	51	59,928
Sonova Holding AG	522	33,727
Straumann AG	86	23,608
Sulzer AG	302	32,071
Swatch Group AG	567	18,745
Swatch Group AG, Class B	350	64,785
Swiss Life Holding†	387	56,279
Swiss Reinsurance	25,370	1,416,901
Swisscom AG	250	74,664
Syngenta AG	1,153	244,818
UBS AG†	61,510	1,063,343
Zurich Financial Services AG	1,614	447,390
		31,169,280
Taiwan — 0.6%
MediaTek, Inc.	93,430	975,669
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	136,200	1,276,194
		2,251,863

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
Thailand — 0.3%
Bangkok Bank Public Co., Ltd.	287,000	$880,846
United Kingdom — 19.0%
3i Group PLC	4,249	53,634
Aegis Group PLC	388,842	645,770
Alliance & Leicester PLC	4,202	20,564
AMEC PLC	3,672	41,683
American Physicians Capital, Inc.	51,366	1,678,396
Anglo American PLC	36,322	1,214,295
Antofagasta PLC	4,375	31,543
Associated British Foods PLC	3,952	49,967
AstraZeneca PLC	16,159	707,161
Aviva PLC	217,162	1,888,754
BAE Systems PLC	397,119	2,914,487
Balfour Beatty PLC	5,286	28,439
Barclays PLC	90,377	549,020
Berkeley Group Holdings PLC†	937	12,792
BG Group PLC	153,691	2,784,727
BHP Billiton PLC	24,490	553,974
BP PLC	208,991	1,739,806
British Airways PLC	6,398	19,279
British Energy Group PLC	11,472	155,432
British Land Co. PLC	5,669	75,841
British Sky Broadcasting Group PLC	12,642	94,013
BT Group PLC	85,764	247,716
Bunzl PLC	3,625	42,418
Burberry Group PLC	4,800	33,637
Cable & Wireless PLC	27,644	81,883
Cadbury PLC	15,033	151,378
Cairn Energy PLC†	1,453	53,990
Carnival PLC	1,809	54,218
Carphone Warehouse PLC	4,564	14,073
Centrica PLC	40,891	228,836
Cobham PLC	12,623	42,696
Compass Group PLC	20,568	128,063
Daily Mail & General Trust	3,139	18,163
Diageo PLC	157,131	2,659,914
Drax Group PLC	3,765	50,423
easyJet PLC†	114,335	647,135
Enterprise Inns PLC	5,614	18,051
Eurasian Natural Resources Corp.	3,571	32,512
Experian Group, Ltd.	11,356	75,300
FirstGroup PLC	5,342	50,733
Friends Provident PLC	25,781	44,346
G4S PLC	14,063	50,723
GKN PLC	7,825	27,520
GlaxoSmithKline PLC	60,696	1,311,300
Hammerson PLC	3,210	55,945
Hays PLC	15,395	22,138
HBOS PLC	58,245	132,264
Home Retail Group PLC	9,737	41,443
HSBC Holdings PLC	270,373	4,378,648
ICAP PLC	5,765	37,262
IMI PLC	3,549	23,900
Imperial Tobacco Group PLC	110,074	3,536,587
Inchcape PLC	4,849	16,416
Intercontinental Hotels Group PLC	2,904	35,934
International Power PLC	16,717	107,797

Security Description	Shares	Market Value (Note 2)(6)
United Kingdom (continued)
Invensys PLC†	8,846	$32,644
Investec PLC	4,470	24,467
ITV PLC	36,683	27,470
J Sainsbury PLC	11,634	72,967
Johnson Matthey PLC	2,381	57,634
Kazakhmys PLC	2,374	24,892
Kingfisher PLC	26,197	62,118
Ladbrokes PLC	6,657	22,498
Land Securities Group PLC	5,224	117,899
Legal & General Group PLC	66,973	121,086
Liberty International PLC	2,810	48,805
Lloyds TSB Group PLC	62,703	260,830
LogicaCMG PLC	16,177	31,414
London Stock Exchange Group PLC	1,678	26,058
Lonmin PLC	1,734	70,228
Man Group PLC, Class B	19,057	116,931
Marks & Spencer Group PLC	17,570	63,562
Meggitt PLC	7,309	24,702
Mitchells & Butlers PLC	4,478	17,741
Mondi PLC	4,074	19,002
National Express Group PLC	1,440	20,828
National Grid PLC	164,395	2,088,609
Next PLC	2,200	40,343
Old Mutual PLC	55,601	77,738
Pearson PLC	8,969	96,928
Persimmon PLC	3,329	23,966
Premier Foods PLC	552,461	742,091
Prudential PLC	149,717	1,378,109
Reckitt Benckiser Group PLC	29,782	1,441,991
Reed Elsevier PLC	166,564	1,651,139
Rentokil Initial PLC	20,137	24,837
Rexam PLC	7,131	50,030
Rio Tinto PLC	11,074	689,033
Rolls-Royce Group PLC†	215,339	1,292,884
Royal & Sun Alliance Insurance Group PLC	36,108	97,370
Royal Bank of Scotland Group PLC	659,983	2,186,217
Royal Dutch Shell PLC, Class A (Euro OTC)	20,930	604,600
Royal Dutch Shell PLC, Class A (London)	18,430	533,834
Royal Dutch Shell PLC, Class B	30,399	862,404
RT Group PLC†(1)(2)(3)	207	4
SABMiller PLC	109,935	2,147,418
Sage Group PLC	14,516	50,534
Schroders PLC	76,408	1,408,025
Scottish and Southern Energy PLC	9,655	245,442
Segro PLC	4,843	36,232
Serco Group PLC	5,387	34,825
Severn Trent PLC	2,612	63,070
Shire, Ltd.	57,034	897,809
Smith & Nephew PLC	9,850	103,823
Smiths Group PLC	4,303	77,677
Stagecoach Group PLC	5,976	27,257
Standard Chartered PLC	15,761	382,839
Standard Life PLC	43,813	189,425
Tate & Lyle PLC	5,082	34,859
Tesco PLC	666,075	4,632,189
The Capita Group PLC	104,109	1,293,967

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares	Market Value (Note 2)(6)
COMMON STOCK (continued)
United Kingdom (continued)
Thomas Cook Group PLC	5,320	$21,018
Thomson Reuters PLC	2,072	46,242
Tomkins PLC	9,776	27,069
TUI Travel PLC	6,202	23,816
Tullow Oil PLC	136,469	1,741,734
Unilever PLC	14,404	391,011
United Business Media, Ltd.	2,567	22,589
United Utilities Group PLC	7,559	93,522
Vedanta Resources PLC	1,598	33,177
Venture Production PLC	57,819	635,606
Vodafone Group PLC	2,656,180	5,868,027
Whitbread PLC	1,945	36,948
William Hill PLC	3,853	16,254
William Morrison Supermarkets PLC	26,812	124,457
Wolseley PLC	7,342	55,915
WPP Group PLC	12,376	100,437
Xstrata PLC	27,063	837,721
		66,559,776
United States — 0.1%
Synthes, Inc.	3,275	452,365
Total Common Stock (cost $388,712,124)		316,457,605
PREFERRED STOCK — 1.0%
Brazil — 0.6%
Cia Vale do Rio Doce ADR	28,333	501,494
Companhia de Transmissao de Energia Paulista	30,200	790,193
NET Servicos de Comunicacao SA†	96,041	819,142
		2,110,829
Germany — 0.1%
Bayerische Motoren Werke AG	578	17,793
Fresenius AG	895	64,604
Henkel KGaA	1,975	72,550
Porsche Automobil Holding SE	970	103,765
ProSiebenSat.1Media AG	909	6,227
RWE AG	432	31,186
Volkswagen AG	1,167	145,486
		441,611
Italy — 0.0%
IFI-Istituto Finanziario Industriale SpA†	723	7,934
Unipol Gruppo Finanziario SpA	10,114	17,036
		24,970
Russia — 0.2%
Sberbank	559,300	475,405
South Korea — 0.1%
Samsung Electronics Co., Ltd.	1,010	320,288
Total Preferred Stock (cost $4,674,945)		3,373,103

Security Description	Shares/ Principal Amount	Market Value (Note 2)
RIGHTS — 0.0%
Japan — 0.0%
Dowa Mining Co., Ltd.† Expires 01/29/10 (cost $0)	3,000	$654
EXCHANGE TRADED FUNDS — 2.1%
iShares FTSE 100	108,182	957,037
iShares MSCI EAFE Index Fund	79,100	4,453,330
The Lyxor ETF DJ Euro Stoxx 50	42,913	1,945,021
Total Exchange Traded Funds (cost $7,551,467)		7,355,388
Total Long-Term Investment Securities (cost $400,938,536)		327,186,750
SHORT-TERM INVESTMENT SECURITIES — 0.8%
Time Deposits — 0.7%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 10/01/08	2,751,000	2,751,000
U.S. Government Treasuries — 0.1%
United States Treasury Bills 1.55% due 12/04/08(4)	$250,000	249,665
Total Short-Term Investment Securities (cost $3,000,311)		3,000,665
Repurchase Agreements — 4.3%
REPURCHASE AGREEMENTS — 4.3%
Agreement with State Stret Bank & Trust Co., bearing interest at 0.10%, dated 09/30/08. to be repurchased 10/01/08 in the amount of $6,374,018 and collateralized by $6,510,000 of United States Treasury Bills, bearing interest at 0.35%, due 12/26/08 and having an apoproximate value of $6,501,863.	6,374,000	6,374,000
Agreement with State Stret Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08. to be repurchased 10/01/08 in the amount of $5,762,056 and collateralized by $5,885,000 of Federal Home Loan Bank Notes, bearing interest at 2.98%, due 01/19/10 and having an apoproximate value of $5,878,880.	5,762,000	5,762,000
Agreement with State Stret Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08. to be repurchased 10/01/08 in the amount of $2,751,027 and collateralized by $2,835,000 of Federal Home Loan Bank Notes, bearing interest at 3.63%, due 10/18/13 and having an apoproximate value of $2,810,680.	2,751,000	2,751,000

Seasons Series Trust International Equity Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Total Repurchase Agreements (cost $14,887,000)		$14,887,000
TOTAL INVESTMENTS (cost $418,825,847)(5)	98.8%	345,074,415
Other assets less liabilities	1.2	4,300,327
NET ASSETS	100.0%	$349,374,742

†  Non-income producing security

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $44,961 representing 0.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Fair valued security; see Note 2

(2)  Illiquid security. At September 30, 2008, the aggregate value of these securities was $4 representing 0.0% of net assets.

(3)  To the extent permitted by the Statement of Additional Information, the International Equity Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the International Equity Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount/ Shares	Acquisition Cost	Market Value	Market Value Per Share	% of Net Assets
RT Group PLC Common Stock	02/08/1999	207	$5,103	$4	$0	0.00%

(4)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(5)  See Note 4 for cost of investments on a tax basis.

(6)  A substantial number of thePortfolio's holdings were valued using the fair value procedures at September 30, 2008. At September 30, 2008, the aggregate value of these securities was $307,871,815 representing 88.1% of net assets. See Note 2 regarding fair value pricing procedures for foreign equity securities.

ADR — American Depository Receipt

CDI — Chess Depository Interest

CVA — Certification Van Aandelen (Dutch Cert.)

FDR — Fiduciary Depositary Receipt

GDR — Global Depository Receipt

PPS — Partially Protected Shares

RSP — Savings shares

SDR — Swedish Depository Receipt

VVPR — Reduced tax rate shares

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
1	Long	CAC40 10 EURO	October 2008	$58,429	$56,825	$(1,604)
1	Long	Hang Seng Index	October 2008	122,308	116,442	(5,866)
1	Long	MSCI Singapore Index	October 2008	42,028	41,086	(942)
4	Long	OMXS 30 Index	October 2008	47,204	44,473	(2,731)
1	Long	FTSE 100 Index	December 2008	90,971	88,641	(2,330)
74	Long	MSCI Pan Euro Index	December 2008	1,847,498	1,819,438	(28,060)
1	Long	NIKKEI 225 Index	December 2008	62,705	58,275	(4,430)
2	Long	SPI 200	December 2008	191,250	184,776	(6,474)
6	Long	TOPIX Index	December 2008	686,611	613,762	(72,849)
						$(125,286)

See Notes to Financial Statements

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
United States Treasury Notes	26.0%
Government National Mtg. Assoc.	13.3
United States Treasury Bonds	7.7
Federal Home Loan Mtg. Corp.	7.1
Federal National Mtg. Assoc.	6.6
Diversified Financial Services	5.9
Repurchase Agreements	3.9
Electric-Integrated	2.9
Finance-Investment Banker/Broker	2.7
Telephone-Integrated	1.9
Federal Home Loan Bank	1.7
Banks-Super Regional	1.1
Banks-Commercial	1.0
Pipelines	0.9
Real Estate Investment Trusts	0.8
Multimedia	0.7
Cable TV	0.7
Diversified Manufacturing Operations	0.6
Oil Companies-Exploration & Production	0.6
Medical-Drugs	0.6
Sovereign	0.5
Special Purpose Entities	0.5
Insurance-Multi-line	0.4
Insurance-Property/Casualty	0.4
Telecom Services	0.4
Food-Misc.	0.4
Medical-HMO	0.3
Oil-Field Services	0.3
Insurance-Life/Health	0.3
Index Fund	0.3
Investment Management/Advisor Services	0.3
Brewery	0.3
Oil Refining & Marketing	0.3
Steel-Producers	0.2
Commercial Services-Finance	0.2
Aerospace/Defense-Equipment	0.2
Cellular Telecom	0.2
Electric-Generation	0.2
Finance-Commercial	0.2
Chemicals-Specialty	0.2
Medical Products	0.2
Beverages-Non-alcoholic	0.2
Computer Services	0.2
Airlines	0.2
Real Estate Operations & Development	0.2
Retail-Drug Store	0.2
Banks-Money Center	0.2
Television	0.2
Paper & Related Products	0.2
Agricultural Chemicals	0.2
Tobacco	0.2
Oil Companies-Integrated	0.2
Office Automation & Equipment	0.2
Non-Hazardous Waste Disposal	0.1
Medical-Hospitals	0.1
Banks-Fiduciary	0.1
Property Trust	0.1
Gas-Distribution	0.1
Agricultural Operations	0.1
Diversified Operations	0.1
Insurance-Reinsurance	0.1
Building-Residential/Commercial	0.1
Finance-Consumer Loans	0.1
Retail-Discount	0.1
Wireless Equipment	0.1
Finance-Other Services	0.1
Casino Hotels	0.1
Retail-Regional Department Stores	0.1
Medical-Wholesale Drug Distribution	0.1
Transport-Rail	0.1
Oil & Gas Drilling	0.1
Containers-Paper/Plastic	0.1
Medical Labs & Testing Services	0.1
Insurance-Mutual	0.1
Rental Auto/Equipment	0.1
Transport-Marine	0.1
Transport-Air Freight	0.1
Metal-Diversified	0.1
Transport-Services	0.1
Chemicals-Diversified	0.1
Diversified Minerals	0.1
Finance-Auto Loans	0.1
Insurance Brokers	0.1
Broadcast Services/Program	0.1
Non-Ferrous Metals	0.1
Food-Meat Products	0.1
Pharmacy Services	0.1
Machine Tools & Related Products	0.1
Beverages-Wine/Spirits	0.1
Electronic Components-Semiconductors	0.1
Computers	0.1
Finance-Mortgage Loan/Banker	0.1
Metal Processors & Fabrication	0.1
Metal-Aluminum	0.1
Steel-Specialty	0.1
99.6%
Credit Quality†#
Government — Treasury	35.3%
Government — Agency	30.1
AAA	5.2
AA	2.4
A	10.9
BBB	12.0
BB	1.2
B	0.9
CCC	0.4
Not Rated@	1.6
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Principal Amount	Market Value (Note 2)
ASSET BACKED SECURITIES — 5.5%
Diversified Financial Services — 5.5%
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.18% due 09/10/47(1)(2)	$430,000	$390,275
Banc of America Commercial Mtg., Inc., Series 2006-6, Class AM 5.39% due 10/10/45(1)	286,000	227,335
Banc of America Commercial Mtg., Inc., Series 2006-2, Class A4 5.74% due 05/10/45(1)(2)	375,000	339,360
Banc of America Commercial Mtg., Inc., Series 2002-PB2, Class A4 6.19% due 06/11/35(1)	290,000	289,501
Banc of America Funding Corp., Series 2007-C, Class 5A1 5.39% due 05/20/36(2)(3)	943,290	753,145
Banc of America Funding Corp., Series 2006-J, Class 2A1 5.89% due 01/20/47(3)	384,741	270,516
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-T16, Class A6 4.75% due 02/13/46(1)	500,000	452,635
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T18, Class A4 4.93% due 02/13/42(1)	460,000	416,502
Bear Stearns Commercial Mtg. Securities, Inc., Series 2004-PWR5, Class A5 4.98% due 07/11/42(1)	500,000	459,281
Bear Stearns Commercial Mtg. Securities, Inc., Series 2005-T20, Class A4A 5.15% due 10/12/42(1)(2)	600,000	547,388
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP4, Class A3 5.61% due 11/15/33(1)	200,000	197,107
Bear Stearns Commercial Mtg. Securities, Inc., Series 1998-C1, Class A2 6.44% due 06/16/30(1)	8,751	8,728
Bear Stearns Commercial Mtg. Securities, Inc., Series 2001-TOP2, Class A2 6.48% due 02/15/35(1)	350,000	350,883
Bear Stearns Commercial Mtg. Securities, Inc., Series 1999-WF2, Class A2 7.08% due 06/15/09(1)	196,001	196,230
Chase Commercial Mtg. Securities Corp., Series 1998-2, Class A2 6.39% due 11/18/30(1)	18,528	18,474
Chase Mtg. Finance Corp., Series 2007-A2, Class 1A1 5.01% due 07/25/37(2)(3)	355,120	323,872

Security Description	Principal Amount	Market Value (Note 2)
Diversified Financial Services (continued)
Citigroup Commercial Mtg. Trust, Series 2008-C7, Class AM 6.10% due 12/10/49(1)(2)	$140,000	$111,242
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.23% due 07/15/44(1)(2)	225,000	206,416
CNH Equipment Trust, Series 2006-A, Class A3 5.20% due 08/16/10	149,663	149,813
Commercial Mtg. Asset Trust, Series 1999-C1, Class A3 6.64% due 01/17/32(1)	128,304	128,281
Commercial Mtg. Asset Trust, Series 1999-C1, Class D 7.35% due 01/17/32(1)	777,000	796,707
Commercial Mtg. Pass Through Certs., Series 2006-C7, Class A4 5.77% due 06/10/46(1)(2)	175,000	158,172
CS First Boston Mortgage Securities Corp., Series 2000-C1, Class A2 7.55% due 04/15/62(1)	380,528	385,880
First Union - Chase Commercial Mtg., Series 1999-C2, Class A2 6.64% due 06/15/31(1)	157,122	156,761
GE Capital Commercial Mtg. Corp., Series 2004-C2, Class A4 4.89% due 03/10/40(1)	130,000	119,218
GMAC Commercial Mtg. Securities, Inc., Series 2003-C2, Class A2 5.48% due 05/10/40(1)(2)	450,000	428,835
Greenwich Capital Commercial Funding Corp., Series 2005-GG5, Class A5 5.22% due 04/10/37(1)	650,000	590,684
Greenwich Capital Commercial Funding Corp., Series 2004-GG1, Class A7 5.32% due 06/10/36(1)	100,000	94,212
Greenwich Capital Commerical Funding Corp., Series 2005-GG3, Class A4 4.80% due 08/10/42(1)	600,000	539,438
Harley-Davidson Motorcycle Trust, Series 2004-3, Class A2 3.20% due 05/15/12	91,145	87,363
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2005-LDP5, Class A4 5.18% due 12/15/44(1)(2)	500,000	452,873
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP9, Class AM 5.37% due 05/15/47(1)	820,000	647,451
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2007-CB18, Class A4 5.44% due 06/12/47(1)	5,000	4,171

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Diversified Financial Services (continued)
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-CB14, Class A4 5.48% due 12/12/44(1)	$650,000	$574,723
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2006-LDP7, Class A4 5.88% due 04/15/45(1)(2)	190,000	171,805
JP Morgan Chase Commercial Mtg. Securities Corp., Series 2008-C2, Class AM 6.58% due 02/12/51(1)(2)	633,000	518,010
LB Commercial Conduit Mtg. Trust, Series 1998-C1, Class E 7.00% due 02/18/30(1)	410,000	414,783
LB-UBS Commercial Mtg. Trust, Series 2005-C5, Class A2 4.89% due 09/15/30(1)	650,000	637,885
LB-UBS Commercial Mtg. Trust, Series 2001-C7, Class A5 6.13% due 12/15/30(1)	200,000	198,498
Merrill Lynch Mtg. Trust, Series 2005-CIP1, Class A4 5.05% due 07/12/38(1)	1,000,000	900,454
Morgan Stanley Capital I, Series 2005-T17, Class A5 4.78% due 12/13/41(1)	493,000	444,517
Morgan Stanley Capital I, Series 2006-T21, Class A2 5.09% due 10/12/52(1)	670,000	647,272
Morgan Stanley Capital I, Series 1999-LIFE, Class A2 7.11% due 04/15/33(1)	394,598	395,541
Morgan Stanley Dean Witter Capital I, Series 2001-TOP3, Class A4 6.39% due 07/15/33(1)	621,402	621,186
Morgan Stanley Dean Witter Capital I, Series 2001-TOP5, Class A4 6.39% due 10/15/35(1)	350,000	349,137
Morgan Stanley Dean Witter Capital I, Series 2002-HQ, Class A3 6.51% due 04/15/34(1)	196,644	196,969
Nissan Auto Receivables Owner Trust, Series 2005-A, Class A4 3.82% due 07/15/10	37,237	37,177
Nomura Asset Securities Corp., Series 1998-D6, Class A1B 6.59% due 03/15/30(1)	10,885	10,882
Ocwen Advance Receivables Backed Notes, Series 2006-1A 5.34% due 11/24/15*(13)	275,000	220,000
Swift Master Auto Receivables Trust, Series 2007-2, Class A 3.14% due 10/15/12(4)	625,598	575,353
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR17, Class A2 5.83% due 10/25/36(2)(3)	538,481	433,875

Security Description	Principal Amount	Market Value (Note 2)
Diversified Financial Services (continued)
Wells Fargo Mtg. Backed Securities Trust, Series 2006-AR12, Class 2A1 6.10% due 09/25/36(3)	$171,967	$143,421
Total Asset Backed Securities (cost $19,419,468)		17,790,237
CORPORATE BONDS & NOTES — 22.0%
Aerospace/Defense-Equipment — 0.2%
Goodrich Corp. Notes 6.29% due 07/01/16	250,000	247,554
United Technologies Corp. Senior Notes 4.88% due 05/01/15	320,000	315,168
United Technologies Corp. Notes 6.13% due 07/15/38	170,000	164,248
		726,970
Agricultural Chemicals — 0.2%
Agrium, Inc. Debentures 7.80% due 02/01/27	185,000	189,743
Monsanto Co. Company Guar. Bonds 5.88% due 04/15/38	70,000	63,439
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	45,000	42,750
The Mosaic Co. Senior Notes 7.38% due 12/01/14*	90,000	93,174
Yara International ASA Notes 5.25% due 12/15/14*	155,000	142,588
		531,694
Agricultural Operations — 0.1%
Bunge, Ltd. Finance Corp. Company Guar. Notes 5.35% due 04/15/14	77,000	72,067
Cargill, Inc. Notes 5.60% due 09/15/12*	75,000	74,099
Cargill, Inc. Notes 6.38% due 06/01/12*	255,000	259,539
		405,705
Airlines — 0.2%
American Airlines, Inc. Pass Through Certs. Series 2003-1 3.86% due 07/09/10	146,012	132,871
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 11/23/12	65,000	50,700
Continental Airlines, Inc. Pass Through Certs. Series 1998-3, Class A-2 6.32% due 11/01/08	250,000	249,375

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Airlines (continued)
Northwest Airlines, Inc. Pass Through Certs. Series 2002-1, Class G2 6.26% due 11/20/21	$53,729	$47,416
Southwest Airlines Co. Pass Through Certs. Series 2007-1 6.15% due 08/01/22	135,344	128,589
		608,951
Auto-Cars/Light Trucks — 0.0%
Ford Motor Co. Senior Notes 6.38% due 02/01/29	55,000	20,350
General Motors Corp. Senior Notes 7.13% due 07/15/13	34,000	15,640
		35,990
Auto/Truck Parts & Equipment-Original — 0.0%
Johnson Controls, Inc. Senior Notes 5.25% due 01/15/11	104,000	105,197
Banks-Commercial — 0.3%
CoBank ACB Senior Sub. Notes 7.88% due 04/16/18*	102,000	98,229
Credit Suisse New York Senior Notes 5.00% due 05/15/13	140,000	129,737
HSBC Bank USA NA Sub. Notes 4.63% due 04/01/14	100,000	89,931
KeyBank NA Sub. Notes 5.45% due 03/03/16	78,000	45,257
KeyBank NA Sub. Notes 7.41% due 10/15/27	30,000	24,681
Sovereign Bank Sub. Notes 8.75% due 05/30/18	393,000	268,634
Union Bank of California NA Sub. Notes 5.95% due 05/11/16	74,000	66,927
Wachovia Bank NA Sub. Notes 7.80% due 08/18/10	300,000	249,854
		973,250
Banks-Fiduciary — 0.1%
State Street Capital Trust IV Company Guar. 3.82% due 06/15/37(4)	150,000	98,938
The Bank of New York Mellon Corp. Senior Notes 4.50% due 04/01/13	270,000	252,784
The Bank of New York Mellon Corp. Senior Notes 5.13% due 08/27/13	96,000	91,521
		443,243

Security Description	Principal Amount	Market Value (Note 2)
Banks-Super Regional — 1.1%
BAC Capital Trust VI Bank Guar. Bonds 5.63% due 03/08/35	$230,000	$151,354
Bank of America Corp. Senior Notes 4.90% due 05/01/13	300,000	271,394
Bank of America Corp. Sub. Notes 5.25% due 12/01/15	620,000	527,617
Bank of America Corp. Senior Notes 5.38% due 09/11/12	50,000	46,534
Bank of America Corp. Sub. Notes 5.42% due 03/15/17	500,000	398,001
Bank of America Corp. Senior Notes 6.00% due 09/01/17	175,000	150,956
Bank of America Corp. Sub. Notes 7.25% due 10/15/25	215,000	179,548
Bank One Corp. Sub. Notes 5.90% due 11/15/11	160,000	156,179
Capital One Financial Corp. Sub. Notes 6.15% due 09/01/16	60,000	45,029
Capital One Financial Corp. Senior Notes 6.75% due 09/15/17	390,000	343,316
Huntington Capital Trust I Company Guar. 3.50% due 02/01/27(4)	120,000	47,334
JP Morgan Chase Bank NA Sub. Notes 6.13% due 11/01/08	60,000	60,083
PNC Funding Corp. Senior Notes 5.50% due 09/28/12	355,000	346,411
Wachovia Corp. Notes 5.50% due 05/01/13	175,000	144,782
Wachovia Corp. Sub. Notes 5.63% due 10/15/16	250,000	155,745
Wells Fargo & Co. Senior Notes 4.38% due 01/31/13	519,000	477,076
Wells Fargo & Co. Senior Notes 5.25% due 10/23/12	172,000	165,094
		3,666,453
Beverages-Non-alcoholic — 0.2%
Coca-Cola Enterprises, Inc. Debentures 6.70% due 10/15/36	200,000	197,503
Dr. Pepper Snapple Group, Inc. Senior Notes 6.82% due 05/01/18*	200,000	193,051

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Beverages-Non-alcoholic (continued)
PepsiAmericas, Inc. Notes 4.88% due 01/15/15	$250,000	$238,896
		629,450
Broadcast Services/Program — 0.0%
Liberty Media LLC Bonds 7.88% due 07/15/09	40,000	40,124
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	100,000	75,000
		115,124
Building-Residential/Commercial — 0.1%
D.R. Horton, Inc. Company Guar. Notes 5.00% due 01/15/09	56,000	54,600
D.R. Horton, Inc. Company Guar. Notes 8.00% due 02/01/09	180,000	177,075
Pulte Homes, Inc. Company Guar. Notes 7.88% due 08/01/11	160,000	152,800
		384,475
Cable TV — 0.7%
CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15	60,000	39,000
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	100,000	90,000
CCH II LLC/CCH II Capital Corp. Company Guar. Notes, Series B 10.25% due 09/15/10	15,000	13,425
Comcast Cable Communications Holdings, Inc. Company Guar. Notes 8.38% due 03/15/13	640,000	671,226
Comcast Corp. Company Guar. Notes 5.85% due 11/15/15	174,000	160,306
Comcast Corp. Notes 6.95% due 08/15/37	67,000	57,148
Comcast Corp. Company Guar. Notes 7.05% due 03/15/33	365,000	327,358
COX Communications, Inc. Senior Notes 5.45% due 12/15/14	50,000	46,588
COX Communications, Inc. Notes 5.88% due 12/01/16*	30,000	27,697
COX Communications, Inc. Bonds 6.95% due 06/01/38*	46,000	40,922
COX Communications, Inc. Notes 7.13% due 10/01/12	220,000	224,151

Security Description	Principal Amount	Market Value (Note 2)
Cable TV (continued)
Time Warner Cable, Inc. Company Guar. Notes 5.40% due 07/02/12	$375,000	$356,706
Time Warner Cable, Inc. Company Guar. Notes 6.55% due 05/01/37	165,000	133,632
Time Warner Cable, Inc. Company Guar. Bonds 7.30% due 07/01/38	75,000	66,717
		2,254,876
Casino Hotels — 0.1%
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	150,000	108,375
MGM Mirage, Inc. Company Guar. Notes 8.50% due 09/15/10	210,000	193,200
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	35,000	31,850
		333,425
Casino Services — 0.0%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	40,000	27,200
Cellular Telecom — 0.2%
Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(4)	25,000	22,750
Cingular Wireless Services, Inc. Senior Notes 7.88% due 03/01/11	278,000	292,662
Cingular Wireless Services, Inc. Senior Notes 8.75% due 03/01/31	200,000	221,132
Nextel Communications, Inc. Company Guar. Notes 5.95% due 03/15/14	62,000	41,540
		578,084
Chemicals-Diversified — 0.1%
E.I. Du Pont de Nemours & Co. Senior Notes 4.88% due 04/30/14	22,000	21,260
E.I. Du Pont de Nemours & Co. Senior Notes 5.00% due 01/15/13	20,000	19,764
E.I. Du Pont de Nemours & Co. Senior Notes 6.00% due 07/15/18	80,000	78,090
ICI Wilmington, Inc. Company Guar. Notes 5.63% due 12/01/13	129,000	131,384
		250,498
Chemicals-Specialty — 0.1%
Cytec Industries, Inc. Notes 4.60% due 07/01/13	110,000	103,151

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Chemicals-Specialty (continued)
Cytec Industries, Inc. Notes 5.50% due 10/01/10	$90,000	$90,117
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	90,000	77,400
Lubrizol Corp. Senior Notes 4.63% due 10/01/09	70,000	69,667
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	135,000	91,800
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	50,000	16,500
		448,635
Commercial Services-Finance — 0.2%
Credit Suisse/New York Sub. Notes 5.75% due 02/15/18	705,000	614,197
The Western Union Co. Senior Notes 5.40% due 11/17/11	154,000	155,363
		769,560
Computer Services — 0.2%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	45,000	41,400
Electronic Data Systems Corp. Senior Notes 6.00% due 08/01/13	290,000	295,680
Electronic Data Systems Corp. Senior Notes 6.50% due 08/01/13	160,000	163,134
Electronic Data Systems Corp. Notes 7.45% due 10/15/29	110,000	112,952
		613,166
Computers — 0.1%
International Business Machines Corp. Senior Notes 5.70% due 09/14/17	174,000	168,550
Consumer Products-Misc. — 0.0%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	35,000	34,387
Containers-Paper/Plastic — 0.1%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	30,000	25,050
Pactiv Corp. Senior Notes 5.88% due 07/15/12	50,000	50,257
Pactiv Corp. Bonds 7.95% due 12/15/25	35,000	35,830

Security Description	Principal Amount	Market Value (Note 2)
Containers-Paper/Plastic (continued)
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	$210,000	$163,800
Tenneco Packaging, Inc. Senior Notes 8.38% due 04/15/27	40,000	42,229
		317,166
Cosmetics & Toiletries — 0.0%
Avon Products, Inc. Senior Notes 5.75% due 03/01/18	38,000	36,194
Direct Marketing — 0.0%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	75,000	55,500
Diversified Financial Services — 0.4%
American Express Travel Related Services Co., Inc. Senior Notes 5.25% due 11/21/11*	175,000	167,026
Citigroup Capital XXI Company Guar. 8.30% due 12/21/57(4)	180,000	134,111
General Electric Capital Corp. Senior Notes 5.40% due 09/20/13	100,000	93,769
General Electric Capital Corp. Senior Notes 5.65% due 06/09/14	175,000	165,288
General Electric Capital Corp. Senior Notes 5.88% due 01/14/38	229,000	168,830
General Electric Capital Corp. Senior Notes 6.00% due 06/15/12	300,000	289,552
General Electric Capital Corp. Senior Notes 6.15% due 08/01/37	330,000	252,661
		1,271,237
Diversified Manufacturing Operations — 0.4%
Cooper U.S., Inc. Senior Notes 5.45% due 04/01/15	200,000	202,123
General Electric Co. Senior Notes 5.25% due 12/06/17	1,221,000	1,068,414
		1,270,537
Diversified Operations — 0.0%
Capmark Financial Group, Inc. Company Guar. Notes 5.88% due 05/10/12	128,000	63,807
Capmark Financial Group, Inc. Senior Notes 6.30% due 05/10/17	45,000	17,682
		81,489
Electric-Generation — 0.1%
Abu Dhabi National Energy Co Senior Notes 5.62% due 10/25/12*	100,000	96,981

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Generation (continued)
Bruce Mansfield Unit Pass Through Certs. 6.85% due 06/01/34	$143,000	$148,742
The AES Corp. Senior Notes 8.00% due 10/15/17	80,000	72,200
The AES Corp. Senior Notes 8.88% due 02/15/11	135,000	132,975
		450,898
Electric-Integrated — 2.7%
Baltimore Gas & Electric Co. Senior Notes 6.13% due 07/01/13	125,000	123,468
Carolina Power & Light Co. 1st Mtg. Bonds 6.30% due 04/01/38	40,000	37,382
Centerpoint Energy, Inc. Senior Notes 6.50% due 05/01/18	54,000	45,990
Commonwealth Edison Co. 1st Mtg. Bonds 5.80% due 03/15/18	195,000	178,696
Consumers Energy Co. 1st Mtg. Bonds 6.13% due 03/15/19	189,000	177,877
Dominion Resources ,Inc./VA Senior Notes 4.75% due 12/15/10	400,000	398,044
DTE Energy Co. Senior Notes 6.38% due 04/15/33	122,000	101,987
DTE Energy Co. Senior Notes 7.05% due 06/01/11	56,000	57,000
Duke Energy Carolinas LLC Senior Notes 4.20% due 10/01/08	61,000	61,000
Duke Energy Corp Senior Notes 5.65% due 06/15/13	500,000	489,360
Duke Energy Indiana, Inc. 1st Mtg. Bonds 6.35% due 08/15/38	160,000	150,479
EDP Finance BV Senior Notes 5.38% due 11/02/12*	265,000	266,905
Enel Finance International SA Company Guar. Notes 5.70% due 01/15/13*	100,000	101,025
Entergy Arkansas, Inc. 1st Mtg. Bonds 5.40% due 08/01/13	109,000	107,061
Entergy Gulf States, Inc. 1st Mtg. Bonds 5.25% due 08/01/15	140,000	128,978
Entergy Gulf States Louisiana LLC 1st Mtg. Bonds 6.00% due 05/01/18*	140,000	128,629

Security Description	Principal Amount	Market Value (Note 2)
Electric-Integrated (continued)
Exelon Corp. Senior Notes 6.75% due 05/01/11	$104,000	$104,782
Exelon Generation Co. LLC Senior Notes 6.95% due 06/15/11	200,000	202,534
Florida Power Corp. 1st. Mtg. Bonds 6.40% due 06/15/38	137,000	129,729
Mackinaw Power LLC Sec. Notes 6.30% due 10/31/23*	124,648	119,676
MidAmerican Energy Holdings Co. Senior Notes 5.75% due 04/01/18	300,000	276,747
MidAmerican Energy Holdings Co. Bonds 6.13% due 04/01/36	405,000	340,637
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	135,000	129,937
Mirant Mid-Atlantic LLC Pass Through Certs. Series B 9.13% due 06/30/17	25,000	25,750
Nevada Power Co. Senior Notes 6.50% due 08/01/18	200,000	193,720
Nisource Finance Corp. Company Guar. Notes 5.25% due 09/15/17	177,000	146,515
Nisource Finance Corp. Company Guar. Notes 6.40% due 03/15/18	80,000	71,695
Nisource Finance Corp. Company Guar. Notes 7.88% due 11/15/10	385,000	395,976
Northern States Power 1st Mtg. Bonds 5.25% due 03/01/18	185,000	172,287
NSTAR Notes 8.00% due 02/15/10	200,000	209,612
Ohio Power Co. Senior Notes 5.30% due 11/01/10	140,000	140,857
Oncor Electric Delivery Co. 1st Mtg. Bonds 6.80% due 09/01/18	150,000	133,360
Oncor Electric Delivery Co. 1st Mtg. Bonds 7.50% due 09/01/38*	59,000	59,007
PacifiCorp 1st. Mortgage Bonds 6.35% due 07/15/38	268,000	244,794
Peco Energy Co. 1st Mtgs. Bonds 5.70% due 03/15/37	170,000	139,346
Pepco Holdings, Inc. Senior Notes 6.13% due 06/01/17	169,000	157,164

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electric-Integrated (continued)
Pepco Holdings, Inc. Senior Notes 6.45% due 08/15/12	$189,000	$188,180
Progress Energy, Inc. Senior Notes 6.85% due 04/15/12	470,000	483,649
PSEG Power LLC Company Guar. Notes 5.00% due 04/01/14	111,000	100,663
PSEG Power LLC Company Guar. Notes 7.75% due 04/15/11	176,000	182,607
Public Service Co. of Colorado 1st Mtg. Bonds 5.80% due 08/01/18	65,000	62,754
Sierra Pacific Power Co. 1st Mtg. Bonds 5.45% due 09/01/13	120,000	116,350
Sierra Pacific Power Co. Senior Notes 6.75% due 07/01/37	20,000	17,920
Southern Power Co. Senior Notes 4.88% due 07/15/15	79,000	71,737
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	90,000	81,225
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	65,000	58,663
TXU Electric Delivery Co. Senior Notes 6.38% due 05/01/12	200,000	191,676
Union Electric Co. Sec. Notes 6.40% due 06/15/17	165,000	157,319
Union Electric Co. 1st. Mtg. Bonds 6.70% due 02/01/19	120,000	115,876
Virginia Electric & Power Co. Notes 4.10% due 12/15/08	64,000	64,046
Virginia Electric and Power Co. Senior Notes 5.10% due 11/30/12	265,000	259,395
Virginia Electric & Power Co. Senior Note 5.40% due 04/30/18	100,000	91,410
Virginia Electric & Power Co. Senior Notes 6.00% due 05/15/37	500,000	433,117
		8,624,593
Electric-Transmission — 0.0%
ITC Midwest LLC 1st Mtg. Bonds 6.15% due 01/31/38*	105,000	91,052

Security Description	Principal Amount	Market Value (Note 2)
Electronic Components-Semiconductors — 0.1%
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	$35,000	$29,925
National Semiconductor Corp. Senior Notes 6.60% due 06/15/17	120,000	112,589
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(4)	50,000	30,000
		172,514
Electronics-Military — 0.0%
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	45,000	41,400
Enterprise Software/Service — 0.0%
Oracle, Corp. Senior Notes 4.95% due 04/15/13	125,000	124,596
Finance-Auto Loans — 0.1%
Ford Motor Credit Co. LLC Senior Notes 5.70% due 01/15/10	160,000	122,534
GMAC LLC Senior Bonds 6.88% due 09/15/11	115,000	51,311
GMAC LLC Senior Bonds 6.88% due 08/28/12	105,000	41,735
		215,580
Finance-Commercial — 0.2%
Caterpillar Financial Services Corp. Senior Notes 4.25% due 02/08/13	60,000	56,088
Caterpillar Financial Services Corp. Senior Notes 4.90% due 08/15/13	160,000	151,499
CIT Group, Inc. Senior Notes 5.65% due 02/13/17	210,000	102,473
CIT Group, Inc. Notes 5.85% due 09/15/16	375,000	181,874
Textron Financial Corp. Senior Notes 5.40% due 04/28/13	150,000	151,043
		642,977
Finance-Consumer Loans — 0.1%
HSBC Finance Corp. Notes 6.75% due 05/15/11	310,000	311,603
SLM Corp. Senior Notes 8.45% due 06/15/18	100,000	68,000
		379,603
Finance-Credit Card — 0.0%
Discover Financial Services Senior Notes 6.45% due 06/12/17	40,000	28,923

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Credit Card (continued)
FIA Card Services NA Senior Notes 7.13% due 11/15/12*	$71,000	$69,632
		98,555
Finance-Investment Banker/Broker — 2.7%
Citigroup, Inc. Senior Notes 5.00% due 09/15/14	1,005,000	770,546
Citigroup, Inc. Senior Notes 5.13% due 02/14/11	200,000	186,691
Citigroup, Inc. Senior Notes 5.30% due 10/17/12	96,000	85,462
Citigroup, Inc. Senior Notes 5.85% due 07/02/13	233,000	204,385
Citigroup, Inc. Senior Sub. Notes 5.88% due 02/22/33	188,000	123,195
Citigroup, Inc. Senior Notes 5.88% due 05/29/37	90,000	62,401
Citigroup, Inc. Senior Notes 6.00% due 08/15/17	70,000	59,299
Citigroup, Inc. Senior Notes 6.13% due 11/21/17	30,000	25,424
Citigroup, Inc. Senior Notes 6.50% due 08/19/13	70,000	62,214
Citigroup, Inc. Senior Notes 6.88% due 03/05/38	450,000	368,085
Citigroup, Inc. Jr. Sub. 8.40% due 04/30/18(4)(5)	95,000	64,663
Credit Suisse First Boston USA, Inc. Notes 6.50% due 01/15/12	160,000	157,887
JP Morgan Chase & Co. Sub. Notes 4.89% due 09/01/15(4)	313,000	308,931
JP Morgan Chase & Co. Sub. Notes 5.13% due 09/15/14	400,000	356,486
JP Morgan & Chase Co. Sub. Notes 5.15% due 10/01/15	150,000	134,931
JP Morgan Chase & Co. Senior Notes 5.38% due 01/15/14	140,000	136,575
JP Morgan Chase & Co. Senior Notes 6.00% due 01/15/18	100,000	91,187
JP Morgan Chase & Co. Senior Notes 6.40% due 05/15/38	100,000	86,455

Security Description	Principal Amount	Market Value (Note 2)
Finance-Investment Banker/Broker (continued)
JP Morgan Chase & Co. Sub. Notes 6.75% due 02/01/11	$420,000	$421,406
Lazard Group LLC Senior Notes 6.85% due 06/15/17	270,000	223,613
Lehman Brothers Holdings Capital Trust VII Notes 5.86% due 05/31/12†(4)(5)(6)(7)	58,000	6
Lehman Brothers Holdings, Inc. Senior Notes 6.20% due 09/26/14†(6)(7)	200,000	25,000
Lehman Brothers Holdings, Inc. Sub. Notes 6.75% due 12/28/17†(6)(7)	131,000	164
Lehman Brothers Holdings, Inc. Senior Notes 7.00% due 09/27/27†(6)(7)	475,000	59,375
Lehman Brothers Holdings, Inc. Sub. Notes 7.50% due 05/11/38†(6)(7)	99,000	124
Lehman Brothers Holdings, Inc. Senior Notes 8.80% due 03/01/15†(6)(7)	182,000	22,750
Merrill Lynch & Co., Inc. Notes 5.45% due 02/05/13	200,000	180,164
Merrill Lynch & Co., Inc. Notes 5.77% due 07/25/11	150,000	143,027
Merrill Lynch & Co., Inc. Senior Notes 6.05% due 08/15/12	240,000	225,032
Merrill Lynch & Co., Inc. Sub. Notes 6.05% due 05/16/16	440,000	359,014
Merrill Lynch & Co., Inc. Sub. Notes 6.11% due 01/29/37	178,000	123,570
Merrill Lynch & Co., Inc. Sub. Notes 6.22% due 09/15/26	90,000	67,469
Morgan Stanley Sub. Notes 4.75% due 04/01/14	815,000	432,027
Morgan Stanley Senior Notes 5.38% due 10/15/15	105,000	65,078
Morgan Stanley Notes 5.45% due 01/09/17	78,000	48,384
Morgan Stanley Notes 5.55% due 04/27/17	200,000	123,986
Morgan Stanley Senior Notes 5.75% due 08/31/12	100,000	70,524
Morgan Stanley Senior Notes 5.75% due 10/18/16	155,000	96,118

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Finance-Investment Banker/Broker (continued)
Morgan Stanley Senior Notes 6.00% due 04/28/15	$315,000	$214,272
Morgan Stanley Senior Notes 6.25% due 08/28/17	150,000	93,006
Morgan Stanley Senior Notes 6.63% due 04/01/18	100,000	66,179
Morgan Stanley Notes 6.75% due 04/15/11	50,000	37,006
Schwab Capital Trust I Company Guar. 7.50% due 11/15/37(4)	115,000	94,931
The Bear Stearns Cos., Inc. Notes 4.50% due 10/28/10	92,000	89,345
The Bear Stearns Cos., Inc. Senior Notes 5.35% due 02/01/12	235,000	223,580
The Bear Stearns Cos., Inc. Senior Notes 5.70% due 11/15/14	150,000	140,233
The Bear Stearns Cos., Inc. Notes 6.95% due 08/10/12	205,000	207,075
The Bear Stearns Cos., Inc. Notes 7.25% due 02/01/18	240,000	230,970
The Goldman Sachs Group, Inc. Sub. Notes 5.63% due 01/15/17	400,000	283,915
The Goldman Sachs Group, Inc. Sub. Notes 5.95% due 01/15/27	125,000	76,296
The Goldman Sachs Group, Inc. Notes 6.13% due 02/15/33	82,000	59,172
The Goldman Sachs Group, Inc. Senior Notes 6.25% due 09/01/17	300,000	251,160
The Goldman Sachs Group, Inc. Sub. Notes 6.45% due 05/01/36	460,000	300,244
The Goldman Sachs Group, Inc. Notes 6.60% due 01/15/12	290,000	270,335
The Goldman Sachs Group, Inc. Senior Notes 6.75% due 10/01/37	422,000	281,723
		8,891,090
Finance-Mortgage Loan/Banker — 0.1%
Countrywide Financial Corp. Company Guar. Notes 4.50% due 06/15/10	35,000	31,629
Countrywide Financial Corp. Company Guar. Notes 5.80% due 06/07/12	30,000	25,343

Security Description	Principal Amount	Market Value (Note 2)
Finance-Mortgage Loan/Banker (continued)
Countrywide Financial Corp. Sub. Notes 6.25% due 05/15/16	$155,000	$110,348
		167,320
Finance-Other Services — 0.1%
TIAA Global Markets, Inc. Notes 4.95% due 07/15/13*	250,000	254,571
TIAA Global Markets, Inc. Notes 5.13% due 10/10/12*	90,000	91,648
		346,219
Food-Meat Products — 0.1%
Tyson Foods, Inc. Senior Notes 6.85% due 04/01/16	245,000	202,125
Food-Misc. — 0.4%
General Mills, Inc. Senior Notes 5.20% due 03/17/15	110,000	105,549
Kellogg Co. Senior Notes 4.25% due 03/06/13	105,000	101,299
Kellogg Co. Senior Notes 5.13% due 12/03/12	45,000	44,872
Kraft Foods, Inc. Notes 4.13% due 11/12/09	180,000	178,668
Kraft Foods, Inc. Senior Bonds 5.63% due 11/01/11	178,000	178,664
Kraft Foods, Inc. Senior Notes 6.25% due 06/01/12	190,000	190,995
Kraft Foods, Inc. Senior Notes 6.50% due 08/11/17	121,000	116,426
Kraft Foods, Inc. Senior Notes 6.88% due 01/26/39	166,000	151,199
McCormick & Co., Inc. Notes 5.25% due 09/01/13	160,000	160,184
		1,227,856
Forestry — 0.0%
Weyerhaeuser Co. Senior Notes 7.38% due 03/15/32	110,000	96,454
Funeral Services & Related Items — 0.0%
Service Corp. International Senior Notes 6.75% due 04/01/16	85,000	72,675
Gambling (Non-Hotel) — 0.0%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	30,000	21,750

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Gas-Distribution — 0.1%
AGL Capital Corp. Senior Notes 6.38% due 07/15/16	$85,000	$81,574
Atmos Energy Corp. Senior Notes 6.35% due 06/15/17	140,000	131,740
Energen Corp. Notes 7.63% due 12/15/10	190,000	198,433
		411,747
Home Furnishings — 0.0%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	10,000	7,500
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(8)	31,000	17,360
		24,860
Hotels/Motels — 0.0%
Starwood Hotels & Resorts Worldwide, Inc. Notes 6.75% due 05/15/18	65,000	58,110
Wyndham Worldwide Corp. Senior Notes 6.00% due 12/01/16	95,000	81,060
		139,170
Independent Power Producers — 0.0%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	135,000	121,500
Insurance Brokers — 0.1%
Marsh & McLennan Cos., Inc. Senior Notes 5.15% due 09/15/10	55,000	53,633
Marsh & McLennan Cos., Inc. Senior Notes 7.13% due 06/15/09	35,000	35,132
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	25,000	19,000
Willis North America, Inc. Company Guar. Notes 6.20% due 03/28/17	120,000	104,335
		212,100
Insurance-Life/Health — 0.3%
Lincoln National Corp. Senior Notes 5.65% due 08/27/12	403,000	396,200
Protective Life Secured Trusts Senior Sec. Notes 5.45% due 09/28/12	150,000	149,024
Prudential Financial, Inc. Jr. Sub. Bonds 8.88% due 06/15/38(4)	135,000	127,061

Security Description	Principal Amount	Market Value (Note 2)
Insurance-Life/Health (continued)
Reinsurance Group of America, Inc. Senior Notes 5.63% due 03/15/17	$300,000	$244,675
		916,960
Insurance-Multi-line — 0.3%
Farmers Insurance Exchange Notes 8.63% due 05/01/24*	250,000	238,627
Hartford Financial Services Group, Inc. Jr. Sub. Notes 8.13% due 06/15/68(4)	225,000	191,638
MetLife, Inc. Senior Notes 6.82% due 08/15/18	133,000	125,845
MMI Capital Trust I Company Guar. Bonds 7.63% due 12/15/27	100,000	93,122
Symetra Financial Corp. Senior Notes 6.13% due 04/01/16*	135,000	108,776
Unitrin, Inc. Senior Notes 4.88% due 11/01/10	133,000	128,412
Unitrin, Inc. Senior Notes 6.00% due 05/15/17	165,000	138,558
		1,024,978
Insurance-Mutual — 0.1%
Liberty Mutual Group, Inc. Notes 5.75% due 03/15/14*	150,000	133,993
Liberty Mutual Group, Inc. Company Guar. Bonds 10.75% due 06/15/58*(4)	85,000	61,200
Liberty Mutual Insurance Co. Sub. Notes 7.70% due 10/15/97*	130,000	104,229
		299,422
Insurance-Property/Casualty — 0.4%
Ace Capital Trust II Company Guar. Notes 9.70% due 04/01/30	170,000	157,831
Ace INA Holdings, Inc. Company Guar. Notes 5.60% due 05/15/15	128,000	121,121
Ace INA Holdings, Inc. Company Guar. Notes 6.70% due 05/15/36	40,000	35,570
Chubb Corp. Senior Notes 6.50% due 05/15/38	166,000	150,149
Everest Reinsurance Holdings, Inc. Jr. Sub. Notes 6.60% due 05/15/37(4)	235,000	137,349
Everest Reinsurance Holdings, Inc. Senior Notes 8.75% due 03/15/10	60,000	62,518
Fidelity National Title Group, Inc. Notes 7.30% due 08/15/11	35,000	36,676

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Insurance-Property/Casualty (continued)
Mercury General Corp. Senior Notes 7.25% due 08/15/11	$175,000	$181,279
Navigators Group, Inc. Senior Notes 7.00% due 05/01/16	89,000	85,891
Travelers Cos., Inc. Senior Notes 5.80% due 05/15/18	150,000	137,479
W.R. Berkley Corp. Senior Notes 5.13% due 09/30/10	140,000	140,433
W.R. Berkley Corp. Senior Notes 5.60% due 05/15/15	70,000	64,259
		1,310,555
Insurance-Reinsurance — 0.1%
Berkshire Hathaway Finance Corp. Company Guar. Notes 5.00% due 08/15/13*	248,000	247,347
PartnerRe Finance A LLC Company Guar. Notes 6.88% due 06/01/18	150,000	145,364
		392,711
Investment Management/Advisor Services — 0.3%
Ameriprise Financial, Inc. Senior Notes 5.35% due 11/15/10	267,000	262,311
Ameriprise Financial, Inc. Senior Notes 5.65% due 11/15/15	240,000	210,269
Eaton Vance Corp. Senior Notes 6.50% due 10/02/17	210,000	205,805
Janus Capital Group, Inc. Notes 6.70% due 06/15/17	230,000	197,515
		875,900
Machine Tools & Related Products — 0.1%
Kennametal, Inc. Senior Notes 7.20% due 06/15/12	180,000	186,279
Medical Labs & Testing Services — 0.1%
Laboratory Corp. of America Company Guar. Notes 5.63% due 12/15/15	110,000	101,154
Quest Diagnostics, Inc. Company Guar. Notes 6.95% due 07/01/37	215,000	205,971
		307,125
Medical Products — 0.2%
Baxter International, Inc. Senior Notes 5.90% due 09/01/16	200,000	200,755
Johnson & Johnson Senior Notes 5.85% due 07/15/38	171,000	166,276

Security Description	Principal Amount	Market Value (Note 2)
Medical Products (continued)
Johnson & Johnson Notes 5.95% due 08/15/37	$158,000	$156,268
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17	70,000	69,300
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	45,000	41,963
		634,562
Medical-Drugs — 0.4%
GlaxoSmithKline Capital, Inc. Company Guar. Notes 5.65% due 05/15/18	200,000	189,885
GlaxoSmithKline Capital, Inc. Company Guar. Notes 6.38% due 05/15/38	457,000	429,028
Schering-Plough Corp. Senior Notes 6.55% due 09/15/37	301,000	275,689
Wyeth Bonds 5.50% due 02/01/14	175,000	173,472
Wyeth Notes 6.70% due 03/15/11	174,000	183,592
		1,251,666
Medical-HMO — 0.3%
Aetna, Inc. Senior Notes 6.50% due 09/15/18	55,000	54,139
Aetna, Inc. Senior Notes. 6.75% due 12/15/37	58,000	52,954
Humana, Inc. Senior Notes 8.15% due 06/15/38	145,000	137,114
UnitedHealth Group, Inc. Senior Notes 5.25% due 03/15/11	75,000	74,564
UnitedHealth Group, Inc. Senior Bonds 5.38% due 03/15/16	140,000	124,371
UnitedHealth Group, Inc. Senior Notes 5.50% due 11/15/12	175,000	167,297
UnitedHealth Group, Inc. Senior Notes 6.63% due 11/15/37	105,000	88,268
UnitedHealth Group, Inc. Senior Notes 6.88% due 02/15/38	176,000	154,948
WellPoint, Inc. Notes 5.00% due 01/15/11	45,000	44,739
WellPoint, Inc. Senior Notes 5.95% due 12/15/34	145,000	120,658
		1,019,052

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical-Hospitals — 0.1%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	$80,000	$76,000
HCA, Inc. Senior Notes 6.25% due 02/15/13	135,000	112,725
HCA, Inc. Senior Notes 9.25% due 11/15/16	195,000	189,637
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	70,000	66,150
		444,512
Medical-Wholesale Drug Distribution — 0.1%
AmerisourceBergen Corp. Company Guar. Notes 5.63% due 09/15/12	130,000	125,892
AmerisourceBergen Corp. Company Guar. Notes 5.88% due 09/15/15	110,000	99,353
Cardinal Health, Inc. Senior Notes 5.50% due 06/15/13	105,000	100,465
		325,710
Metal Processors & Fabrication — 0.1%
Commercial Metals Co. Notes 5.63% due 11/15/13	125,000	119,470
Commercial Metals Co. Senior Notes 6.50% due 07/15/17	50,000	46,273
		165,743
Metal-Aluminum — 0.1%
Alcoa, Inc. Notes 6.00% due 01/15/12	76,000	76,365
Alcoa, Inc. Bonds 6.50% due 06/15/18	83,000	78,540
		154,905
Mining — 0.0%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 05/15/15(4)	55,000	41,800
Multimedia — 0.7%
AOL Time Warner, Inc. Company Guar. Bonds 7.63% due 04/15/31	510,000	442,864
Belo Corp. Senior Notes 8.00% due 11/01/08	180,000	179,968
COX Enterprises, Inc. Notes 7.88% due 09/15/10*	210,000	217,893
News America Holdings, Inc. Debentures 8.45% due 08/01/34	20,000	20,746

Security Description	Principal Amount	Market Value (Note 2)
Multimedia (continued)
News America, Inc. Company Guar. Bonds 6.40% due 12/15/35	$80,000	$67,202
News America, Inc. Company Guar. Bonds 7.28% due 06/30/28	95,000	89,570
News America, Inc. Company Guar. Bonds 7.30% due 04/30/28	175,000	161,498
Time Warner Cos., Inc. Company Guar. Notes 7.25% due 10/15/17	118,000	108,301
Time Warner Entertainment Co. LP Senior Debentures 8.38% due 03/15/23	100,000	99,061
Time Warner Entertainment Co. LP Senior Notes 8.38% due 07/15/33	175,000	166,365
Time Warner, Inc. Company Guar. Notes 6.75% due 04/15/11	150,000	149,665
Viacom, Inc. Senior Notes 6.13% due 10/05/17	350,000	317,511
Viacom, Inc. Senior Notes 6.25% due 04/30/16	172,000	154,905
		2,175,549
Networking Products — 0.0%
Cisco Systems, Inc. Senior Notes 5.50% due 02/22/16	100,000	96,092
Non-Hazardous Waste Disposal — 0.1%
Waste Management, Inc. Company Guar. Notes 6.10% due 03/15/18	100,000	93,391
Waste Management, Inc. Company Guar. Notes 6.38% due 11/15/12	120,000	120,182
Waste Management, Inc. Company Guar. Notes 6.88% due 05/15/09	150,000	150,428
Waste Management, Inc. Senior Notes 7.00% due 07/15/28	100,000	91,051
		455,052
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	20,000	20,900
Pitney Bowes, Inc. Notes 5.25% due 01/15/37	91,000	83,756
Xerox Corp. Senior Notes 5.50% due 05/15/12	145,000	138,249
Xerox Corp. Senior Notes 6.35% due 05/15/18	65,000	59,416

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Office Automation & Equipment (continued)
Xerox Corp. Senior Notes 6.40% due 03/15/16	$180,000	$167,632
		469,953
Oil & Gas Drilling — 0.1%
Transocean, Inc. Senior Notes 6.00% due 03/15/18	340,000	317,321
Oil Companies-Exploration & Production — 0.5%
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	100,000	92,000
Chesapeake Energy Corp. Company Guar. Notes 7.50% due 09/15/13	200,000	193,500
Devon Financing Corp. ULC Company Guar. Notes 6.88% due 09/30/11	66,000	68,842
Encana Corp. Notes 5.90% due 12/01/17	350,000	312,367
Hilcorp Energy I LP/Hilcorp Finance Co. Senior Notes 7.75% due 11/01/15*	55,000	47,300
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	205,000	159,900
XTO Energy, Inc. Senior Notes 5.50% due 06/15/18	450,000	397,772
XTO Energy, Inc. Senior Notes 5.75% due 12/15/13	50,000	48,001
XTO Energy, Inc. Senior Notes 6.50% due 12/15/18	65,000	60,292
XTO Energy, Inc. Senior Notes 7.50% due 04/15/12	100,000	104,727
		1,484,701
Oil Companies-Integrated — 0.2%
Hess Corp. Notes 7.13% due 03/15/33	75,000	65,831
Hess Corp. Bonds 7.88% due 10/01/29	276,000	269,779
Phillips Petroleum Co. Debentures 7.00% due 03/30/29	138,000	139,198
		474,808
Oil Field Machinery & Equipment — 0.0%
Cameron International Corp. Senior Notes 7.00% due 07/15/38	71,000	59,502

Security Description	Principal Amount	Market Value (Note 2)
Oil Refining & Marketing — 0.3%
Enterprise Products Operating LLC Company Guar. Notes 5.65% due 04/01/13	$280,000	$271,908
Enterprise Products Operating LLC Company Guar. Bonds 6.50% due 01/31/19	150,000	139,738
Motiva Enterprises LLC Senior Notes 5.20% due 09/15/12*	225,000	231,582
The Premcor Refining Group, Inc. Company Guar. Notes 6.75% due 05/01/14	162,000	164,010
Valero Energy Corp. Senior Notes 6.63% due 06/15/37	49,000	42,283
		849,521
Oil-Field Services — 0.2%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	20,000	18,000
Halliburton Co. Senior Notes 6.70% due 09/15/38	160,000	154,005
Halliburton Co. Senior Notes 7.60% due 08/15/96*	180,000	187,360
Smith International, Inc. Senior Notes 6.00% due 06/15/16	250,000	251,079
		610,444
Paper & Related Products — 0.2%
Bowater, Inc. Notes 6.50% due 06/15/13	75,000	28,875
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	40,000	36,400
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	10,000	8,925
International Paper Co. Notes 7.40% due 06/15/14	305,000	305,468
Temple-Inland, Inc. Bonds 6.63% due 01/15/18	140,000	120,940
		500,608
Pharmacy Services — 0.1%
Medco Health Solutions, Inc. Senior Notes 7.13% due 03/15/18	195,000	197,594
Physicians Practice Management — 0.0%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	75,000	75,375

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Pipelines — 0.9%
CenterPoint Energy Resources Corp. Notes 7.75% due 02/15/11	$617,000	$633,918
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	100,000	87,500
Copano Energy LLC/Copano Energy Finance Corp. Company Guar. Notes 8.13% due 03/01/16	125,000	114,375
DCP Midstream LP Bonds 6.45% due 11/03/36*	170,000	135,985
Duke Energy Field Services LLC Notes 6.88% due 02/01/11	175,000	175,903
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	85,000	77,138
El Paso Natural Gas Co. Senior Notes 5.95% due 04/15/17	320,000	283,140
Kinder Morgan Energy Partners LP Notes 6.75% due 03/15/11	250,000	253,153
Kinder Morgan Energy Partners LP Senior Notes 6.95% due 01/15/38	305,000	261,391
NGPL PipeCo LLC Senior Notes 6.51% due 12/15/12*	350,000	350,567
Panhandle Eastern Pipeline Co. Senior Notes 6.20% due 11/01/17	400,000	360,688
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	170,000	170,000
		2,903,758
Property Trust — 0.0%
WEA Finance LLC Senior Notes 7.13% due 04/15/18*	75,000	67,425
Publishing-Periodicals — 0.0%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	4,000	3,530
R.H. Donnelley, Inc. Company Guar. Notes 11.75% due 05/15/15*	3,000	1,830
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	55,000	31,487
		36,847
Real Estate Investment Trusts — 0.8%
AvalonBay Communities, Inc. Notes 7.50% due 08/01/09	200,000	200,713

Security Description	Principal Amount	Market Value (Note 2)
Real Estate Investment Trusts (continued)
Brandywine Operating Partnership LP Senior Notes 5.70% due 05/01/17	$25,000	$19,698
Brandywine Operating Partnership LP Company Guar. Notes 5.75% due 04/01/12	235,000	219,278
Camden Property Trust Senior Notes 4.38% due 01/15/10	130,000	126,016
Camden Property Trust Notes 6.75% due 09/15/10	80,000	80,637
Colonial Properties Trust Notes 6.25% due 06/15/14	45,000	41,057
Developers Diversified Realty Corp. Notes 3.88% due 01/30/09	180,000	177,120
Developers Diversified Realty Corp. Bonds 5.38% due 10/15/12	90,000	81,827
Equity One, Inc. Company Guar. Notes 6.00% due 09/15/17	160,000	128,244
Health Care Property Investors, Inc. Senior Notes 5.65% due 12/15/13	90,000	79,244
Health Care Property Investors, Inc. Senior Sec. Notes 6.30% due 09/15/16	300,000	246,408
Kimco Realty Corp. Notes 5.19% due 10/01/13	80,000	75,557
Kimco Realty Corp. Notes 5.58% due 11/23/15	180,000	160,504
Liberty Property LP Senior Notes 7.75% due 04/15/09	70,000	69,925
Liberty Property LP Senior Notes 8.50% due 08/01/10	230,000	240,309
PPF Funding, Inc. Bonds 5.35% due 04/15/12*	55,000	54,219
Realty Income Corp. Senior Notes 6.75% due 08/15/19	160,000	144,351
Simon Property Group LP Notes 4.60% due 06/15/10	75,000	73,722
Simon Property Group LP Notes 5.10% due 06/15/15	145,000	128,102
Simon Property Group LP Notes 5.38% due 06/01/11	180,000	177,355
Simon Property Group LP Senior Notes 5.63% due 08/15/14	80,000	73,645
		2,597,931

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Real Estate Operations & Development — 0.2%
Colonial Realty LP Senior Notes 6.05% due 09/01/16	$255,000	$215,084
ERP Operating LP Notes 6.63% due 03/15/12	150,000	148,943
Regency Centers LP Company Guar. Notes 4.95% due 04/15/14	100,000	90,574
Regency Centers LP Company Guar. Bonds 5.25% due 08/01/15	105,000	94,699
Regency Centers LP Senior Notes 5.88% due 06/15/17	40,000	35,385
		584,685
Recycling — 0.0%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	70,000	42,700
Rental Auto/Equipment — 0.1%
ERAC USA Finance Co. Company Guar. Notes 7.00% due 10/15/37*	375,000	264,117
United Rentals North America, Inc. Senior Sub. Notes 7.75% due 11/15/13	35,000	26,688
		290,805
Research & Development — 0.0%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	80,000	50,400
Retail-Discount — 0.1%
Target Corp. Senior Notes 6.00% due 12/31/18	175,000	165,687
Wal-Mart Stores, Inc. Senior Notes 6.20% due 04/15/38	209,000	190,650
		356,337
Retail-Drug Store — 0.2%
CVS Caremark Corp. Senior Notes 5.75% due 06/01/17	225,000	210,261
CVS Caremark Corp. Senior Notes 6.13% due 08/15/16	174,000	168,101
CVS Pass-Through Trust Pass Through Certs. 6.04% due 12/10/28*	215,970	193,844
		572,206
Retail-Regional Department Stores — 0.1%
Macy's Retail Holdings, Inc. Company Guar. Notes 5.88% due 01/15/13	360,000	326,243

Security Description	Principal Amount	Market Value (Note 2)
Retail-Restaurants — 0.0%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	$60,000	$49,200
Savings & Loans/Thrifts — 0.0%
Washington Mutual Preferred Funding Delaware Jr. Sub. 6.53% due 03/15/11†*(6)(7)	100,000	125
Western Financial Bank Debentures 9.63% due 05/15/12	51,000	47,549
		47,674
Special Purpose Entities — 0.2%
BAE Systems Holdings, Inc. Notes 5.20% due 08/15/15*	61,000	56,929
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	65,000	52,000
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Company Guar. Notes 8.88% due 04/01/15(9)	5,000	4,525
Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	30,000	26,850
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	15,000	11,850
KAR Holdings, Inc. Company Guar. Notes 6.80% due 05/01/14(4)	65,000	51,025
Norbord Delaware GP I Company Guar. Notes 6.45% due 02/15/17*	45,000	32,625
Pricoa Global Funding I Notes 3.90% due 12/15/08*	200,000	199,158
Principal Life Global Funding I Sec. Notes 5.25% due 01/15/13*	91,000	89,208
Principal Life Global Funding I Notes 6.13% due 10/15/33*	190,000	168,452
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	65,000	46,963
The Goldman Sachs Capital III Company Guar. 3.58% due 09/01/12(4)(5)	45,000	15,902
		755,487
Steel-Producers — 0.1%
ArcelorMittal USA Senior Notes 6.50% due 04/15/14	120,000	121,872
Reliance Steel & Aluminum Co. Company Guar. Notes 6.85% due 11/15/36	210,000	200,196

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Steel-Producers (continued)
Ryerson, Inc. Senior Sec. Notes 10.18% due 11/01/14*(4)	$60,000	$48,900
		370,968
Telecom Services — 0.4%
Bellsouth Telecommunications, Inc. Debentures 7.00% due 12/01/95	194,000	158,861
Embarq Corp. Senior Notes 7.08% due 06/01/16	80,000	64,835
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	20,000	18,200
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	45,000	30,825
Qwest Corp. Senior Notes 7.50% due 10/01/14	50,000	43,250
Verizon Global Funding Corp. Senior Notes 6.88% due 06/15/12	375,000	381,649
Verizon Global Funding Corp. Notes 7.75% due 12/01/30	540,000	510,129
		1,207,749
Telephone-Integrated — 0.8%
AT&T Corp. Senior Notes 7.30% due 11/15/11	85,000	88,272
AT&T Corp. Senior Notes 8.00% due 11/15/31	95,000	96,211
AT&T, Inc. Notes 5.10% due 09/15/14	660,000	617,291
AT&T, Inc. Senior Notes 5.50% due 02/01/18	205,000	182,557
AT&T, Inc. Notes 6.30% due 01/15/38	350,000	289,870
BellSouth Corp. Bonds 5.20% due 09/15/14	190,000	178,188
BellSouth Corp. Senior Notes 6.00% due 10/15/11	255,000	255,510
BellSouth Corp. Bonds 6.55% due 06/15/34	130,000	111,453
Pacific Bell Telephone Co. Company Guar. Notes 7.13% due 03/15/26	175,000	163,075
Verizon Communications, Inc. Notes 6.40% due 02/15/38	265,000	221,174

Security Description	Principal Amount	Market Value (Note 2)
Telephone-Integrated (continued)
Verizon New York, Inc. Notes 6.88% due 04/01/12	$134,000	$133,995
Windstream Holding of the Midwest, Inc. Notes 6.75% due 04/01/28	200,000	160,563
		2,498,159
Television — 0.1%
CBS Corp. Company Guar. Notes 7.70% due 07/30/10	210,000	215,666
CBS Corp. Company Guar. Notes 7.88% due 07/30/30	70,000	57,831
Paxson Communications Corp. Senior Notes 6.04% due 01/15/12*(4)	25,000	19,000
Paxson Communications Corp. Senior Sec. Notes 9.04% due 01/15/13*(9)	87,140	47,056
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	35,000	5,075
		344,628
Tobacco — 0.2%
Philip Morris Capital Corp. Bonds 7.50% due 07/16/09	40,000	40,004
Philip Morris International, Inc. Senior Notes 5.65% due 05/16/18	350,000	323,517
Philip Morris International, Inc. Notes 6.38% due 05/16/38	150,000	131,945
		495,466
Transactional Software — 0.0%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	25,000	16,250
Transport-Air Freight — 0.1%
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	287,561	263,118
Transport-Rail — 0.1%
CSX Corp. Senior Notes 6.25% due 04/01/15	175,000	166,712
CSX Corp. Senior Notes 6.25% due 03/15/18	175,000	158,392
		325,104
Transport-Services — 0.1%
FedEx Corp. Company Guar. Notes 5.50% due 08/15/09	65,000	64,740
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	135,000	119,475

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Services (continued)
Ryder System, Inc. Notes 5.00% due 06/15/12	$71,000	$68,223
		252,438
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 7.44% due 09/01/14(4)	58,000	44,660
Total Corporate Bonds & Notes (cost $80,917,781)		71,532,278
FOREIGN CORPORATE BONDS & NOTES — 4.8%
Banks-Commercial — 0.7%
Barclays Bank PLC Sub. Notes 5.93% due 12/15/16*(4)(5)	150,000	104,313
Barclays Bank PLC Sub. Notes 6.05% due 12/04/17*	126,000	117,188
Barclays Bank PLC Jr. Sub. Notes 7.43% due 12/15/17*(4)(5)	75,000	61,074
Credit Agricole SA Jr. Sub. Notes 6.64% due 05/31/17*(4)(5)	108,000	72,822
HBOS PLC Sub. Notes 5.92% due 10/01/15*(4)(5)	175,000	103,209
HBOS PLC Sub. Notes 6.75% due 05/21/18*	130,000	109,002
HSBC Holdings PLC Sub. Notes 6.50% due 05/02/36	200,000	165,651
HSBC Holdings PLC Sub. Notes 6.50% due 09/15/37	50,000	42,523
HSBC Holdings PLC Sub. Notes 6.80% due 06/01/38	375,000	317,543
Overseas-Chinese Banking Corp. Sub. Notes 7.75% due 09/06/11*	250,000	263,379
Royal Bank of Scotland Group PLC Sub. Notes 5.05% due 01/08/15	230,000	223,311
Royal Bank of Scotland Group PLC Sub. Notes 6.38% due 02/01/11	280,000	275,234
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	125,000	89,238
Russian Agricultural Bank Bonds 7.18% due 05/16/13	175,000	142,529
VTB Capital SA Senior Notes 6.25% due 07/02/35*	190,000	133,000
		2,220,016

Security Description	Principal Amount	Market Value (Note 2)
Banks-Money Center — 0.2%
Deutsche Bank AG (London) Notes 4.88% due 05/20/13	$250,000	$238,794
Mizuho Financial Group Cayman, Ltd. Bank Guar. Notes 5.79% due 04/15/14*	300,000	302,618
		541,412
Beverages-Wine/Spirits — 0.1%
Diageo Finance BV Company Guar. Notes 3.88% due 04/01/11	187,000	185,096
Brewery — 0.3%
CIA Brasileira de Bebidas Notes 8.75% due 09/15/13	235,000	251,156
CIA Brasileira de Bebidas Company Guar. Notes 10.50% due 12/15/11	90,000	99,000
FBG Finance, Ltd. Senior Notes 5.13% due 06/15/15*	112,000	105,032
SABMiller PLC Notes 6.20% due 07/01/11*	250,000	256,328
SABMiller PLC Senior Notes 6.50% due 07/15/18*	165,000	156,302
		867,818
Broadcast Services/Program — 0.0%
Grupo Televisa SA Senior Notes 6.63% due 03/18/25	110,000	96,579
Building & Construction-Misc. — 0.0%
Conproca SA de CV Secured Sr. Notes 12.00% due 06/16/10	124,600	134,257
Cellular Telecom — 0.0%
Vodafone Group PLC Senior Notes 7.75% due 02/15/10	75,000	77,301
Chemicals-Specialty — 0.1%
Methanex Corp. Notes 6.00% due 08/15/15	220,000	187,000
Containers-Metal/Glass — 0.0%
Rexam PLC Bonds 6.75% due 06/01/13*	97,000	96,903
Cruise Lines — 0.0%
Royal Caribbean Cruises, Ltd. Senior Notes 7.00% due 06/15/13	43,000	36,980
Diversified Manufacturing Operations — 0.2%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	70,000	69,300

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Diversified Manufacturing Operations (continued)
Siemens Financieringsmaatschappij NV Notes 6.13% due 08/17/26*	$250,000	$229,099
Tyco International Group SA Company Guar. Notes 6.00% due 11/15/13	70,000	68,592
Tyco International Group SA Company Guar. Notes 6.13% due 11/01/08	100,000	100,141
Tyco International Group SA Company Guar. Notes 6.75% due 02/15/11	150,000	152,216
		619,348
Diversified Minerals — 0.1%
Rio Tinto Finance USA Ltd. Company Guar. 5.88% due 07/15/13	250,000	245,077
Diversified Operations — 0.1%
Hutchison Whampoa Finance, Ltd. Company Guar. Notes 7.50% due 08/01/27*	150,000	140,560
Hutchison Whampoa International, Ltd. Company Guar. Notes 7.45% due 11/24/33*	215,000	196,893
		337,453
Electric-Distribution — 0.0%
United Energy Distribution Holdings Property, Ltd. Senior Notes 4.70% due 04/15/11*	85,000	87,173
Electric-Generation — 0.1%
Abu Dhabi National Energy Co. Notes 6.50% due 10/27/36*	225,000	177,395
Abu Dhabi National Energy Co. Senior Notes 7.25% due 08/01/18*	24,000	23,367
		200,762
Electric-Integrated — 0.2%
EDP Finance BV Senior Notes 6.00% due 02/02/18*	100,000	95,690
Empresa Nacional de Electricidad SA Bonds 7.33% due 02/01/37	78,000	77,317
Enel Finance International SA Company Guar. Notes 6.80% due 09/15/37*	285,000	279,755
Israel Electric Corp. Ltd. Senior Notes 7.25% due 01/15/19*	200,000	200,327
TransAlta Corp. Senior Notes 6.65% due 05/15/18	54,000	50,977
		704,066

Security Description	Principal Amount	Market Value (Note 2)
Electronic Components-Misc. — 0.0%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	$13,000	$6,695
Food-Retail — 0.0%
Delhaize Group SA Senior Notes 6.50% due 06/15/17	125,000	118,395
Insurance-Multi-line — 0.1%
AXA SA Sub. Notes 8.60% due 12/15/30	220,000	213,649
XL Capital Finance (Europe) PLC Company Guar. Notes 6.50% due 01/15/12	69,000	66,260
XL Capital, Ltd. Senior Notes 5.25% due 09/15/14	120,000	103,796
		383,705
Investment Companies — 0.0%
Xstrata Finance Canada, Ltd. Notes 6.90% due 11/15/37*	60,000	51,003
Medical-Drugs — 0.2%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.56% due 12/01/13(4)	110,000	79,200
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14	50,000	29,250
AstraZeneca PLC Senior Notes 5.40% due 09/15/12	150,000	150,703
AstraZeneca PLC Senior Notes 6.45% due 09/15/37	290,000	277,284
Elan Finance PLC / Elan Finance Corp. Company Guar. Bonds 7.75% due 11/15/11	95,000	85,975
		622,412
Metal-Diversified — 0.1%
Inco, Ltd. Bonds 7.20% due 09/15/32	220,000	197,704
Inco, Ltd. Senior Notes 7.75% due 05/15/12	60,000	63,792
		261,496
Multimedia — 0.1%
Thomson Reuters Corp. Company Guar. Notes 5.95% due 07/15/13	161,000	160,810
Non-Ferrous Metals — 0.1%
Codelo, Inc. Notes 6.38% due 11/30/12*	200,000	206,288

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production — 0.1%
Canadian Natural Resources, Ltd. Notes 6.25% due 03/15/38	$430,000	$331,629
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14	65,000	57,525
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14	5,000	4,475
		393,629
Oil-Field Services — 0.1%
Weatherford International, Ltd. Company Guar. Notes 6.00% due 03/15/18	250,000	224,453
Weatherford International, Ltd. Company Guar. Sr. Notes 6.50% due 08/01/36	130,000	112,066
		336,519
Paper & Related Products — 0.0%
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	84,000	31,920
Pipelines — 0.0%
Enbridge, Inc. Senior Notes 5.80% due 06/15/14	49,000	46,611
Printing-Commercial — 0.0%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(6)(7)	25,000	10,000
Property Trust — 0.1%
Westfield Capital Corp., Ltd./ WT Finance Austrailia Property, Ltd. Company Guar. Notes 4.38% due 11/15/10*	75,000	73,020
Westfield Group Senior Notes 5.40% due 10/01/12*	320,000	295,934
		368,954
Satellite Telecom — 0.0%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	115,000	106,375
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	5,000	4,575
		110,950
Special Purpose Entities — 0.2%
National Gas Co. of Trinidad & Tobago, Ltd. Notes 6.05% due 01/15/36*	325,000	282,750
SMFG Preferred Capital, Ltd. Bonds 6.08% due 01/25/17*(4)(5)	111,000	79,259

Security Description	Principal Amount	Market Value (Note 2)
Special Purpose Entities (continued)
UFJ Finance Aruba AEC Bank Bank Guar. 6.75% due 07/15/13	$390,000	$408,918
		770,927
Steel-Producers — 0.1%
ArcelorMittal Senior Notes 5.38% due 06/01/13*	130,000	122,811
ArcelorMittal Notes 6.13% due 06/01/18*	325,000	287,986
		410,797
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. 7.25% due 10/20/17*	150,000	143,818
Telecom Services — 0.0%
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	5,000	4,500
TELUS Corp. Notes 8.00% due 06/01/11	21,000	22,240
		26,740
Telecommunication Equipment — 0.0%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	75,000	45,938
Telephone-Integrated — 1.1%
British Telecom PLC Senior Notes 5.15% due 01/15/13	100,000	93,327
British Telecommunications PLC Notes 8.13% due 12/15/10	350,000	365,806
British Telecommunications PLC Bonds 8.63% due 12/15/30	70,000	69,831
Deutsche Telekom International Finance BV Company Guar. Bonds 8.50% due 06/15/10	370,000	384,090
Deutsche Telekom International Finance BV Company Guar. Bonds 8.75% due 06/15/30	320,000	309,459
France Telecom SA Bonds 7.75% due 03/01/11	520,000	545,735
France Telecom SA Notes 8.50% due 03/01/31	115,000	124,763
Telecom Italia Capital SA Company Guar. Notes 4.95% due 09/30/14	163,000	137,453
Telecom Italia Capital SA Company Guar. Bonds 6.20% due 07/18/11	890,000	890,258

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Telephone-Integrated (continued)
Telefonica Emisones SAU Company Guar. Notes 7.05% due 06/20/36	$75,000	$67,834
Telefonica Europe BV Company Guar. Bonds 7.75% due 09/15/10	600,000	612,576
		3,601,132
Television — 0.1%
British Sky Broadcasting Group PLC Company Guar. Notes 6.10% due 02/15/18*	200,000	191,664
Transport-Marine — 0.1%
DP World, Ltd. Bonds 6.85% due 07/02/37*	364,000	269,491
Water — 0.0%
Veolia Environnement Notes 6.75% due 06/01/38	130,000	124,383
Wireless Equipment — 0.1%
Rogers Communications, Inc. Company Guar. Notes 6.80% due 08/15/18	375,000	354,761
Total Foreign Corporate Bonds & Notes (cost $17,195,138)		15,686,279
FOREIGN GOVERNMENT AGENCIES — 0.5%
Sovereign — 0.5%
Federal Republic of Brazil Notes 8.00% due 01/15/18	500,000	536,250
Province of Quebec Bonds 7.50% due 09/15/29	116,000	147,567
Republic of Argentina Bonds 8.28% due 12/31/33	605,767	346,044
Republic of Turkey Senior Bonds 11.88% due 01/15/30	400,000	574,520
Republic of Venezuela Bonds 9.25% due 09/15/27	200,000	149,200
Total Foreign Government Agencies (cost $2,126,778)		1,753,581
U.S. GOVERNMENT AGENCIES — 28.7%
Federal Home Loan Bank — 1.7%
Federal Home Loan Bank 4.25% due 05/15/09	5,600,000	5,635,924
Federal Home Loan Mtg. Corp. — 7.1%
4.13% due 07/12/10	4,109,000	4,178,335
4.50% due 01/15/13	4,083,000	4,179,743
4.75% due 01/18/11	3,246,000	3,356,004
5.00% due 07/01/35	202,996	198,056
5.00% due 10/01/35	1,027,498	1,002,492
5.00% due 11/01/36	365,489	356,366
5.00% due 12/01/36	756,654	737,766

Security Description	Principal Amount	Market Value (Note 2)
Federal Home Loan Mtg. Corp. (continued)
5.00% due 01/01/37	$314,515	$306,664
5.47% due 03/01/36(4)	159,171	159,298
5.50% due 07/01/37	677,282	674,223
5.50% due 08/01/37	43,768	43,570
5.50% due 09/01/37	620,000	617,200
5.50% due 10/01/37	2,887,490	2,874,447
5.75% due 03/15/09	50,000	50,540
5.78% due 01/01/37(4)	192,844	196,618
5.95% due 10/01/36(4)	703,147	718,221
6.00% due 11/01/37	360,623	365,401
6.25% due 07/15/32	206,000	239,853
6.50% due 03/01/37	583,356	598,818
6.50% due 11/01/37	479,521	492,230
6.75% due 03/15/31	100,000	122,507
Federal Home Loan Mtg. Corp., REMIC
Series 3312, Class LB 5.50% due 11/15/25(3)	1,200,000	1,185,420
Series 3349, Class HB 5.50% due 06/15/31(3)	439,000	442,693
		23,096,465
Federal National Mtg. Assoc. — 6.6%
Federal National Mtg. Assn. STRIP zero coupon due 10/09/19(12)	2,866,000	1,434,662
Federal National Mtg. Assn. 2.38% due 05/20/10	3,020,000	2,982,848
4.46% due 02/01/34(4)	302,831	304,947
4.65% due 07/01/35(4)	54,042	54,597
4.69% due 10/01/35(4)	192,758	194,873
4.86% due 01/01/35(4)	505,119	508,158
5.00% due 10/01/35	598,177	583,806
5.02% due 12/01/35(4)	59,338	59,573
5.32% due 11/01/36(4)	80,862	81,986
5.38% due 11/15/11	4,364,000	4,611,871
5.50% due 11/01/22	259,309	261,647
5.50% due 07/01/23	1,433,905	1,446,689
5.50% due 11/01/36	1,438,326	1,435,650
5.50% due 12/01/36	23,203	23,160
6.00% due 05/15/11	250,000	266,887
6.00% due 10/01/36	2,520,470	2,555,830
6.00% due 04/01/38	1,135,499	1,151,251
6.00% due 07/01/38	1,447,224	1,467,302
6.25% due 05/15/29	558,000	639,729
6.50% due 07/01/36	337,438	346,390
6.50% due 10/01/37	45,565	46,771
6.63% due 11/15/30	711,000	858,048
7.25% due 01/15/10	200,000	210,234
		21,526,909
Government National Mtg. Assoc. — 13.3%
4.50% due 04/15/18	193,971	193,379
4.50% due 05/15/18	1,234,769	1,229,730
4.50% due 08/15/18	58,864	58,624
4.50% due 09/15/18	489,821	487,821
4.50% due 10/15/18	2,097,648	2,089,088
4.50% due 09/15/33	651,490	623,272
5.00% due 06/15/33	22,531	22,153
5.00% due 08/15/33	130,062	127,883

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Government National Mtg. Assoc. (continued)
5.00% due 09/15/33	$195,002	$191,735
5.00% due 10/15/33	137,884	135,575
5.00% due 11/15/33	16,198	15,927
5.00% due 06/15/34	525,324	516,280
5.00% due 05/15/35	23,435	23,025
5.00% due 09/15/35	24,762	24,328
5.00% due 11/15/35	962,959	946,077
5.00% due 02/15/36	725,081	712,143
5.00% due 02/20/36	1,698,724	1,659,879
5.00% due 03/15/36	533,127	523,614
5.00% due 05/15/36	757,749	744,228
5.00% due 06/15/36	820,861	806,214
5.00% due 08/15/36	48,528	47,662
5.00% due 07/15/38	1,956,139	1,920,928
5.00% due 08/15/38	8,032,150	7,887,570
5.50% due 02/15/32	37,541	37,707
5.50% due 03/15/32	37,202	37,363
5.50% due 12/15/32	53,595	53,832
5.50% due 01/15/33	23,974	24,065
5.50% due 02/15/33	150,967	151,540
5.50% due 03/15/33	562,730	564,863
5.50% due 04/15/33	1,686,783	1,693,222
5.50% due 05/15/33	23,637	23,727
5.50% due 06/15/33	2,302,909	2,311,641
5.50% due 07/15/33	1,771,300	1,778,017
5.50% due 08/15/33	302,438	303,584
5.50% due 09/15/33	42,400	42,561
5.50% due 11/15/33	227,443	228,305
5.50% due 12/15/33	18,655	18,726
5.50% due 01/15/34	704,070	706,409
5.50% due 02/15/34	335,482	336,597
6.00% due 04/15/28	742,223	758,890
6.00% due 01/15/29	125,285	127,718
6.00% due 03/15/29	118,929	121,239
6.00% due 11/15/31	57,633	58,716
6.00% due 12/15/31	150,088	152,909
6.00% due 04/15/32	130,675	133,090
6.00% due 08/15/32	41,902	42,676
6.00% due 09/15/32	114,130	116,239
6.00% due 10/15/32	361,436	368,115
6.00% due 11/15/32	144,431	147,100
6.00% due 01/15/33	19,900	20,261
6.00% due 02/15/33	232,869	237,099
6.00% due 03/15/33	57,489	58,534
6.00% due 09/15/33	134,972	137,424
6.00% due 01/15/34	674,429	686,259
6.00% due 03/15/34	196,478	199,924
6.00% due 05/15/34	151,536	154,194
6.00% due 07/15/34	88,264	89,812
6.00% due 08/15/34	813,598	827,870
6.00% due 09/15/34	125,094	127,289
6.00% due 11/15/34	522,726	531,896
6.00% due 03/15/35	444,494	451,874
6.00% due 08/15/35	432,292	439,470
6.00% due 01/15/36	219,491	223,132
6.00% due 02/15/36	319,362	324,661
6.00% due 04/15/36	710,748	722,539
6.00% due 05/15/36	333,223	338,752

Security Description	Principal Amount	Market Value (Note 2)
Government National Mtg. Assoc. (continued)
6.00% due 06/15/36	$1,296,489	$1,318,002
6.00% due 07/15/36	285,807	290,549
6.00% due 08/15/36	853,877	867,656
6.00% due 09/15/36	1,039,773	1,057,025
6.00% due 10/15/36	1,586,390	1,612,406
6.00% due 11/15/36	598,169	608,093
6.00% due 12/15/36	208,644	212,105
6.50% due 09/15/28	18,742	19,315
6.50% due 06/15/31	18,902	19,456
6.50% due 09/15/31	42,505	43,753
6.50% due 10/15/31	19,974	20,559
6.50% due 11/15/31	8,346	8,591
6.50% due 12/15/31	27,423	28,228
7.50% due 09/15/30	27,355	29,480
		43,032,194
Total U.S. Government Agencies (cost $93,264,446)		93,291,492
U.S. GOVERNMENT TREASURIES — 33.8%
United States Treasury Bonds — 7.7%
4.38% due 02/15/38	1,752,000	1,774,310
4.50% due 05/15/38	5,072,000	5,236,049
4.75% due 02/15/37	2,000,000	2,139,376
5.00% due 05/15/37	1,516,000	1,686,432
5.38% due 02/15/31	2,854,000	3,243,080
6.25% due 08/15/23	1,241,000	1,490,072
7.13% due 02/15/23	1,216,000	1,569,210
7.88% due 02/15/21	1,267,000	1,703,224
8.13% due 05/15/21	618,000	848,350
8.75% due 05/15/20	1,035,000	1,466,142
8.75% due 08/15/20	1,362,000	1,933,295
8.88% due 02/15/19	1,224,000	1,713,314
9.00% due 11/15/18	100,000	141,156
9.13% due 05/15/18	75,000	105,908
		25,049,918
United States Treasury Notes — 26.0%
2.00% due 02/28/10	10,000,000	10,007,810
2.13% due 01/31/10	2,300,000	2,306,288
2.75% due 02/28/13	1,075,000	1,069,457
2.88% due 01/31/13	2,980,000	2,987,682
3.25% due 12/31/09	350,000	355,797
3.38% due 07/31/13	293,000	298,334
3.50% due 02/15/18	2,156,000	2,114,228
3.63% due 06/15/10	1,000,000	1,030,703
3.88% due 02/15/13	1,000,000	1,040,547
3.88% due 05/15/18	635,000	639,167
4.00% due 02/15/14	278,000	292,182
4.00% due 02/15/15	2,678,000	2,812,318
4.00% due 08/15/18	399,000	404,673
4.13% due 05/15/15	800,000	844,125
4.25% due 09/30/12	6,000,000	6,356,250
4.25% due 08/15/13	4,835,000	5,132,275
4.25% due 11/15/13	2,056,000	2,186,106
4.25% due 08/15/14	949,000	1,010,463
4.25% due 11/15/14	4,381,000	4,662,685
4.25% due 08/15/15	498,000	526,440
4.25% due 11/15/17	41,000	42,493
4.38% due 12/15/10	1,000,000	1,051,016
4.38% due 08/15/12	779,000	829,574

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares/ Principal Amount	Market Value (Note 2)
U.S. GOVERNMENT TREASURIES (continued)
United States Treasury Notes (continued)
4.50% due 02/28/11	$1,085,000	$1,147,812
4.50% due 09/30/11	4,450,000	4,731,253
4.50% due 02/15/16	925,000	985,993
4.50% due 05/15/17	9,562,000	10,076,703
4.63% due 08/31/11	1,876,000	2,001,165
4.63% due 11/15/16	110,000	117,253
4.75% due 11/15/08	1,309,000	1,315,239
4.75% due 05/15/14	430,000	469,641
4.75% due 08/15/17	125,000	133,994
4.88% due 06/30/09	750,000	766,934
4.88% due 02/15/12	448,000	481,460
5.00% due 02/15/11	1,200,000	1,283,250
5.00% due 08/15/11	5,818,000	6,280,711
5.75% due 08/15/10	789,000	844,970
6.00% due 08/15/09	4,293,000	4,442,920
6.50% due 02/15/10	1,395,000	1,482,951
		84,562,862
Total U.S. Government Treasuries (cost $106,781,911)		109,612,780
EXCHANGE TRADED FUNDS — 0.3%
Index Fund — 0.3%
iShares Lehman 1-3 Year Treasury Bond Fund	4,000	334,240
iShares Lehman 10-20 Year Treasury Bond Fund	900	95,958
iShares Lehman 20+ Year Treasury Bond Fund	500	47,440
iShares Lehman 3-7 Year Treasury Bond Fund	2,500	272,075
iShares Lehman 7-10 Year Treasury Bond Fund	1,500	133,440
Total Exchange Traded Funds (cost $892,346)		883,153
Total Long-Term Investment Securities (cost $320,597,868)		310,549,800
REPURCHASE AGREEMENTS — 3.9%
Agreement with State Street Bank & Trust Co., bearing interest at 0.10%, dated 09/30/08. to be repurchased 10/01/08 in the amount of $699,002 and collateralized by $715,000 of United States Treasury Bills, bearing interest at 0.35%, due 12/26/08 and having an approximate value of $714,106	699,000	699,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $3,846,037 and collateralized by $3,930,000 of Federal Home Loan Bank Notes, bearing interest at 2.98%, due 01/19/10 and having an approximate value of $3,925,913	3,846,000	3,846,000

Security Description	Principal Amount	Market Value (Note 2)
State Street Bank & Trust Co. Joint Repurchase Agreement(10)	$7,563,000	$7,563,000
BNP Paribas SA Joint Repurchase Agreement(10)	660,000	660,000
Total Repurchase Agreements (cost $12,768,000)		12,768,000
TOTAL INVESTMENTS (cost $333,365,868)(11)	99.6%	323,317,800
Other assets less liabilities	0.4	1,417,606
NET ASSETS	100.0%	$324,735,406

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $12,198,365 representing 3.7% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Commercial Mortgage Backed Security

(2)  Variable Rate Security — the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.

(3)  Collateralized Mortgage Obligation

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(5)  Perpetual maturity — maturity date reflects the next call date.

(6)  Bond in default

(7)  Company has filed Chapter 11 bankruptcy protection.

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(10)  See Note 2 for details of Joint Repurchase Agreements.

(11)  See Note 4 for cost of investments on tax basis.

(12)  Principal Only

(13)  Fair valued security; see Note 2

REMIC — Real Estate Mortgage Investment Conduit

STRIP — Separate Trading of Registered Interest and Principal of Securities

Seasons Series Trust Diversified Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Open Futures Contracts

Number of Contracts		Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
24	Long	US Treasury 5 YR Notes	December 2008	$2,703,480	$2,693,625	$(9,855)

See Notes to Financial Statements

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Federal National Mtg. Assoc.	26.5%
Federal Home Loan Mtg. Corp.	18.1
Time Deposits	13.7
Diversified Financial Services	10.0
Oil Companies-Exploration & Production	4.3
Government National Mtg. Assoc.	2.3
Special Purpose Entities	2.1
Medical-Hospitals	2.1
Cable TV	1.8
Pipelines	1.7
Chemicals-Specialty	1.6
Telephone-Integrated	1.5
Sovereign	1.5
Electric-Integrated	1.3
Electric-Generation	1.2
Paper & Related Products	1.1
Medical-Drugs	1.0
Telecom Services	0.9
Casino Hotels	0.8
Medical Products	0.7
Independent Power Producers	0.7
Television	0.7
Transport-Air Freight	0.7
Containers-Metal/Glass	0.7
Electronic Components-Semiconductors	0.7
Satellite Telecom	0.6
Finance-Auto Loans	0.6
Diversified Manufacturing Operations	0.5
Oil-Field Services	0.5
Steel-Producers	0.5
Physicians Practice Management	0.5
Theaters	0.5
Broadcast Services/Program	0.5
Metal-Diversified	0.5
Computer Services	0.4
Funeral Services & Related Items	0.4
Foreign Government Treasuries	0.4
Insurance Brokers	0.4
Publishing-Periodicals	0.4
Auto-Cars/Light Trucks	0.4
Airlines	0.4
Gambling (Non-Hotel)	0.4
Food-Meat Products	0.4
Banks-Commercial	0.3
Medical-HMO	0.3
Mining	0.3
Recycling	0.3
Consumer Products-Misc.	0.3
Retail-Petroleum Products	0.3
Agricultural Chemicals	0.3
Containers-Paper/Plastic	0.3
Cellular Telecom	0.3
Hotels/Motels	0.3
Non-Hazardous Waste Disposal	0.3
Electronics-Military	0.3
Direct Marketing	0.3
Building & Construction Products-Misc.	0.3
Home Furnishings	0.3
Telecommunication Equipment	0.2
Storage/Warehousing	0.2

Seismic Data Collection	0.2%
Real Estate Investment Trusts	0.2
Research & Development	0.2
Printing-Commercial	0.2
Casino Services	0.2
Diversified Minerals	0.2
Energy-Alternate Sources	0.2
Transactional Software	0.2
Retail-Restaurants	0.1
Human Resources	0.1
Electronic Components-Misc.	0.1
Decision Support Software	0.1
Rubber-Tires	0.1
Retail-Drug Store	0.1
Auto/Truck Parts & Equipment-Original	0.1
Medical Information Systems	0.1
Rental Auto/Equipment	0.1
Transport-Services	0.1
Medical-Nursing Homes	0.1
Vitamins & Nutrition Products	0.1
Applications Software	0.1
Medical-Generic Drugs	0.1
Office Automation & Equipment	0.1
Electric-Transmission	0.1
Steel-Specialty	0.1
Computers-Memory Devices	0.1
Retail-Major Department Stores	0.1
Poultry	0.1
114.5%
Credit Quality†#
Government — Agency	47.1%
AAA	7.7
AA	1.3
A	0.1
BBB	1.9
BB	11.6
B	20.0
CCC	8.5
CC	0.2
C	0.1
Below C	0.1
Not Rated@	1.4
100.0%

*  Calculated as a percentage of net assets

†  Source: Standard and Poor's

#  Calculated as a percentage of total debt issues, excluding short-term securities.

@  Represents debt issues that either have no rating, or the rating is unavailable from the data source.

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Principal Amount(15)	Market Value (Note 2)
ASSET BACKED SECURITIES — 9.5%
Diversified Financial Services — 9.5%
Accredited Mortgage Loan Trust Series 2005-4, Class A2B 3.36% due 12/25/35(1)	$274,046	$271,665
Ace Securities Corp. Series 2005-HE7, Class A2B 3.39% due 11/25/35(1)	259,261	257,552
Ace Securities Corp. Series 2004-HE4, Class M9 6.31% due 12/25/34(1)	157,835	1,913
Asset Backed Securities Corp. Home Equity Series 2005-HE4, Class A1 3.37% due 05/25/35(1)	10,419	9,963
Asset Backed Securities Corp. Home Equity Series 2004-HE7, Class A2 3.59% due 10/25/34(1)	998	635
Banc of America Commercial Mtg., Inc., Series 2005-6, Class A4 5.35% due 09/10/47(2)(3)	1,050,000	952,996
Bear Stearns Commercial Mtg. Securities Series 2005-PW10, Class A4 5.41% due 12/11/40(2)(3)	750,000	691,535
Bear Stearns Commercial Mtg. Securities Series 2007-T26, Class B 5.60% due 01/12/45*(2)(3)	350,000	194,857
Citifinancial Mtg. Securities, Inc. Series 2003-4, Class AF6 4.49% due 10/25/33(3)	229,171	203,003
Citigroup Commercial Mtg.Trust Series 2008-C7, Class A4 6.10% due 12/10/49(2)(3)	1,000,000	878,825
Citigroup/Deutsche Bank Commercial Mtg. Trust, Series 2005-CD1, Class A4 5.40% due 07/15/44(2)(3)	1,000,000	917,405
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2007-CD4, Class C 5.48% due 12/11/49(2)(3)	800,000	470,131
Citigroup/Deutsche Bank Commercial Mtg. Trust Series 2006-CD3, Class A5 5.62% due 10/15/48(2)	700,000	621,686
Countrywide Asset-Backed Certificates Series 2005-17, Class 1AF1 3.41% due 12/25/36(1)	3,482	3,461
First Franklin Mtg. Loan Asset Backed Certificates Series 2006-FF12, Class A2 3.25% due 09/25/36(1)	247,707	241,525
GE Capital Commercial Mtg. Corp. Series 2003-C1, Class A4 4.82% due 01/10/38(2)	126,268	118,084
Greenwich Capital Commercial Funding Corp. Series 2004-GG1, Class A7 5.32% due 06/10/36(2)(3)	300,000	282,636

Security Description	Principal Amount(15)	Market Value (Note 2)
Diversified Financial Services (continued)
Greenwich Capital Commercial Funding Corp. 5.55% due 03/10/39(2)(3)	$400,000	$237,099
GS Mtg. Securities Corp. II Series 2006-GG6, Class A4 5.55% due 04/10/38(2)(3)	535,000	482,746
HSI Asset Securitization Corp. Trust Series 2006-OPT4, Class 2A2 3.32% due 03/25/36(1)	140,687	138,400
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-LN2, Class A2 5.12% due 07/15/41(2)	55,768	51,315
JP Morgan Chase Commercial Mtg. Securities Corp. Series 2004-CB9, Class A4 5.55% due 06/12/41(2)(3)	377,963	354,920
LB-UBS Commercial Mtg. Trust Series 2004-C7, Class AIA 4.48% due 10/15/29(2)	1,033,048	969,968
LB-UBS Commercial Mtg. Trust Series 2005-C5, Class A4 4.95% due 09/15/30(2)	1,500,000	1,349,921
LB-UBS Commercial Mtg. Trust Series 2006-C1, Class A4 5.16% due 02/15/31(2)	1,000,000	876,317
LB-UBS Commercial Mtg. Trust 5.59% due 06/15/31(2)	250,000	243,242
LB-UBS Commercial Mtg. Trust Series 2007-C2, Class C 5.61% due 02/17/40(2)(3)	900,000	532,237
MASTR Asset Backed Securities Trust Series 2006-AB1, Class A1 3.35% due 02/25/36(1)	36,479	36,284
Merrill Lynch Mtg. Investors, Inc. Series 2006-RM2, Class A1B 3.44% due 05/25/37(1)	462,820	192,040
Morgan Stanley ABS Capital I Series 2006-NC3, Class A2B 3.33% due 03/25/36(1)	224,533	219,606
Morgan Stanley Capital I Series 2004-IQ7, Class A4 5.54% due 06/15/38(2)(3)	150,000	141,322
Novastar Home Equity Loan Series 2004-4, Class M4 4.31% due 03/25/35(1)	500,000	354,245
Ownit Mtg. Loan Asset Backed Certificates Series 2006-6, Class A2B 3.32% due 09/25/37(1)	575,000	513,554
Residential Asset Securities Corp. Series 2005-AHL2, Class A2 3.47% due 07/25/35(1)	77,152	70,997
Residential Asset Securities Corp. Series 2004-KS6, Class AI3 4.16% due 07/25/30(3)	21,658	21,277
Residential Funding Mtg. Securities II, Inc. Series 2006-HI1, Class A1 3.32% due 02/25/36(1)	23,777	23,636

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)	Market Value (Note 2)
ASSET BACKED SECURITIES (continued)
Structured Asset Investment Loan Trust Series 2004-1, Class M5 7.71% due 02/25/34(1)	$108,693	$9,482
Wachovia Asset Securitization, Inc. Series 2003-HE3, Class A 3.46% due 11/25/33(1)	87,981	70,302
Total Asset Backed Securities (cost $15,593,874)		13,006,782
CONVERTIBLE BONDS & NOTES — 0.1%
Drug Delivery Systems — 0.0%
Nektar Therapeutics Sub. Notes 3.25% due 09/28/12	25,000	12,594
Electronic Components-Semiconductors — 0.1%
Spansion, Inc. Senior Sub. Notes 2.25% due 06/15/16*	195,000	82,143
Telecom Services — 0.0%
ICO North America, Inc. Notes 7.50% due 08/15/09(4)(5)(6)	27,000	18,900
Total Convertible Bonds & Notes (cost $213,508)		113,637
CORPORATE BONDS & NOTES — 35.6%
Agricultural Chemicals — 0.3%
Mosaic Global Holdings, Inc. Debentures 7.38% due 08/01/18	70,000	69,508
Terra Capital, Inc. Company Guar. Notes 7.00% due 02/01/17	395,000	375,250
		444,758
Airlines — 0.4%
American Airlines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.82% due 05/23/11	420,000	327,600
Continental Airlines, Inc. Pass Through Certs., Series 1991, Class A 6.55% due 02/02/19	111,745	94,983
Continental Airlines, Inc. Pass Through Certs. Series 2000-2, Class C 8.31% due 04/02/11	24,596	21,890
Delta Air Lines, Inc. Pass Through Certs. Series 2000-1, Class A-2 7.57% due 11/18/10	50,000	45,250
United AirLines, Inc. Pass Through Certs. Series 2001-1, Class A-2 6.20% due 09/01/08	3,928	3,810
		493,533

Security Description	Principal Amount(15)	Market Value (Note 2)
Applications Software — 0.1%
SS&C Technologies, Inc. Company Guar. Notes 11.75% due 12/01/13	$110,000	$114,400
Auto-Cars/Light Trucks — 0.4%
Ford Motor Co. Senior Notes 6.38% due 02/01/29	535,000	197,950
General Motors Corp. Senior Notes 7.13% due 07/15/13	715,000	328,900
		526,850
Auto/Truck Parts & Equipment-Original — 0.1%
Lear Corp. Senior Notes 8.75% due 12/01/16	245,000	170,275
Banks-Commercial — 0.0%
ATF Capital Bv 9.25% due 02/21/14	100,000	68,468
Beverages-Non-alcoholic — 0.0%
Cott Beverages USA, Inc. Company Guar. Notes 8.00% due 12/15/11	60,000	42,000
Broadcast Services/Program — 0.5%
Fisher Communications, Inc. Senior Notes 8.63% due 09/15/14	266,000	267,330
Liberty Media LLC Senior Notes 5.70% due 05/15/13	175,000	145,551
Liberty Media LLC Bonds 7.88% due 07/15/09	125,000	125,388
Nexstar Broadcasting, Inc. Senior Sub. Notes 7.00% due 01/15/14	107,000	80,250
		618,519
Building & Construction Products-Misc. — 0.3%
Associated Materials, Inc. Senior Sub. Notes 9.75% due 04/15/12	190,000	187,150
Interline Brands, Inc. Senior Sub. Notes 8.13% due 06/15/14	185,000	183,150
		370,300
Building Products-Wood — 0.0%
Masonite Corp. Company Guar. Notes 11.00% due 04/06/15(17)	232,000	64,960
Cable TV — 1.8%
CCH I LLC/CCH I Capital Corp. Senior Notes 11.00% due 10/01/15	466,000	302,900
CCH II LLC/CCH II Capital Corp. Company Guar. Notes 10.25% due 09/15/10	858,000	772,200

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Cable TV (continued)
CCH II LLC/CCH II Capital Corp., Series B Company Guar. Notes, 10.25% due 09/15/10	$367,000	$328,465
CCO Holdings LLC/CCO Holdings Capital Corp. Senior Notes 8.75% due 11/15/13	230,000	200,100
Charter Communications Operating LLC Senior Notes 10.88% due 09/15/14*	70,000	67,900
CSC Holdings, Inc. Senior Notes 7.63% due 04/01/11	190,000	182,400
CSC Holdings, Inc. Senior Notes 8.13% due 07/15/09	300,000	297,000
DirecTV Holdings LLC/DirecTV Financing Co. Senior Notes 7.63% due 05/15/16*	305,000	276,025
		2,426,990
Casino Hotels — 0.8%
Circus & Eldorado Joint Venture 1st Mtg. Notes 10.13% due 03/01/12	260,000	221,000
Eldorado Casino Corp. (Shreveport) Sec. Bonds 10.00% due 08/01/12	156,000	150,540
MGM Mirage, Inc. Senior Notes 5.88% due 02/27/14	550,000	397,375
MGM Mirage, Inc. Company Guar. Notes 6.63% due 07/15/15	5,000	3,475
Seminole Hard Rock Entertainment, Inc. Sec. Notes 5.32% due 03/15/14*(1)	95,000	71,250
Turning Stone Resort Casino Enterprise Senior Notes 9.13% due 09/15/14*	315,000	286,650
		1,130,290
Casino Services — 0.2%
Indianapolis Downs LLC & Capital Corp. Sec. Notes 11.00% due 11/01/12*	325,000	221,000
Cellular Telecom — 0.1%
Centennial Communications Corp. Senior Notes 8.54% due 01/01/13(1)	148,000	134,680
Centennial Communications Corp. Senior Notes 10.13% due 06/15/13	50,000	49,500
		184,180

Security Description	Principal Amount(15)	Market Value (Note 2)
Chemicals-Specialty — 1.6%
Huntsman International LLC Senior Sub. Notes 7.38% due 01/01/15	$685,000	$575,400
Huntsman International LLC Company Guar. Notes 7.88% due 11/15/14	600,000	516,000
Johnsondiversey Holdings, Inc. Company Guar. Notes 9.63% due 05/15/12	255,000	254,363
Momentive Performance Materials, Inc. Senior Sub. Notes 11.50% due 12/01/16	915,000	622,200
Tronox Worldwide LLC Company Guar. Notes 9.50% due 12/01/12	535,000	176,550
		2,144,513
Computer Services — 0.4%
Compucom Systems, Inc. Senior Sub. Notes 12.50% due 10/01/15*	360,000	331,200
Sungard Data Systems, Inc. Company Guar. Notes 9.13% due 08/15/13	300,000	270,000
		601,200
Computers-Integrated Systems — 0.0%
Activant Solutions, Inc. Company Guar. Notes 9.50% due 05/01/16	25,000	18,500
Consumer Products-Misc. — 0.3%
American Achievement Corp. Company Guar. Notes 8.25% due 04/01/12*	224,000	220,080
Prestige Brands, Inc. Senior Sub. Notes 9.25% due 04/15/12	55,000	52,250
Visant Holding Corp. Senior Notes 8.75% due 12/01/13	10,000	9,175
Visant Holding Corp. Senior Disc. Notes 10.25% due 12/01/13(8)	194,000	175,570
		457,075
Containers-Metal/Glass — 0.4%
Crown Cork & Seal Co., Inc. Senior Sec. Notes 7.38% due 12/15/26	80,000	60,400
Crown Cork & Seal Co., Inc. Senior Debentures 8.00% due 04/15/23	145,000	121,800
Owens-Brockway Glass Container, Inc. Company Guar. Notes 8.25% due 05/15/13	325,000	323,375
		505,575

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Containers-Paper/Plastic — 0.3%
Jefferson Smurfit Corp. Company Guar. Notes 8.25% due 10/01/12	$135,000	$112,725
Smurfit-Stone Container Enterprises, Inc. Senior Notes 8.00% due 03/15/17	415,000	323,700
		436,425
Decision Support Software — 0.1%
Vangent, Inc. Senior Sub. Notes 9.63% due 02/15/15	235,000	191,525
Direct Marketing — 0.3%
Affinity Group, Inc. Senior Sub. Notes 9.00% due 02/15/12	270,000	199,800
Visant Corp. Company Guar. Notes 7.63% due 10/01/12	195,000	178,913
		378,713
Diversified Manufacturing Operations — 0.2%
Harland Clarke Holdings Corp. Notes 7.55% due 05/15/15(1)	70,000	44,800
Harland Clarke Holdings Corp. Notes 9.50% due 05/15/15	250,000	175,000
Indalex Holding Corp. Sec. Notes 11.50% due 02/01/14	90,000	43,200
Sally Holdings LLC Company Guar. Notes 9.25% due 11/15/14	20,000	18,850
Sally Holdings LLC Company Guar. Notes 10.50% due 11/15/16	20,000	19,000
		300,850
Electric-Generation — 1.2%
Edison Mission Energy Senior Notes 7.20% due 05/15/19	470,000	413,600
Edison Mission Energy Senior Notes 7.63% due 05/15/27	165,000	133,650
Edison Mission Energy Senior Notes 7.75% due 06/15/16	30,000	28,200
Reliant Energy Mid-Atlantic Power Holdings LLC Pass Through Certs., Series C 9.68% due 07/02/26	175,000	185,500
Sithe/Independence Funding Corp. Senior Notes 9.00% due 12/30/13	112,160	113,066

Security Description	Principal Amount(15)	Market Value (Note 2)
Electric-Generation (continued)
The AES Corp. Senior Notes 8.00% due 10/15/17	$365,000	$329,413
The AES Corp. Senior Notes 8.00% due 06/01/20*	125,000	109,375
The AES Corp. Sec. Notes 8.75% due 05/15/13*	97,000	97,485
The AES Corp. Senior Notes 8.88% due 02/15/11	212,000	208,820
		1,619,109
Electric-Integrated — 1.3%
Energy Future Holdings Corp. Company Guar. Notes 10.88% due 11/01/17*	140,000	126,350
Mirant Americas Generation LLC Senior Notes 8.30% due 05/01/11	325,000	312,813
Mirant Americas Generation LLC Senior Notes 8.50% due 10/01/21	215,000	166,625
Southern Energy, Inc. Notes 7.90% due 07/15/09†(4)(5)(6)	175,000	0
Texas Competitive Electric Holdings Co. LLC, Series A Senior Notes 10.25% due 11/01/15*	975,000	879,937
Texas Competitive Electric Holdings Co. LLC, Series B Senior Notes 10.25% due 11/01/15*	120,000	108,300
Texas Competitive Electric Holdings Co. LLC Senior Notes 10.50% due 11/01/16*	290,000	245,775
		1,839,800
Electronic Components-Misc. — 0.0%
Sanmina-SCI Corp. Company Guar. Notes 6.75% due 03/01/13	50,000	43,750
Electronic Components-Semiconductors — 0.6%
Advanced Micro Devices, Inc. Senior Notes 7.75% due 11/01/12	119,000	91,630
Amkor Technology, Inc. Senior Notes 7.75% due 05/15/13	120,000	102,600
Freescale Semiconductor, Inc. Company Guar. Notes 9.13% due 12/15/14	190,000	119,700
Spansion LLC Senior Sec. Notes 5.94% due 06/01/13*(1)	700,000	420,000

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Electronic Components-Semiconductors (continued)
Spansion LLC Senior Notes 11.25% due 01/15/16*	$30,000	$17,250
		751,180
Electronics-Military — 0.3%
L-3 Communications Corp. Company Guar. Notes 6.13% due 07/15/13	310,000	288,300
L-3 Communications Corp. Company Guar. Notes 6.38% due 10/15/15	100,000	92,000
		380,300
Energy-Alternate Sources — 0.2%
VeraSun Energy Corp. Company Guar. Notes 9.38% due 06/01/17(18)	60,000	23,700
VeraSun Energy Corp. Sec. Notes 9.88% due 12/15/12(18)	260,000	187,200
		210,900
Finance-Auto Loans — 0.6%
Ford Motor Credit Co. LLC Notes 7.88% due 06/15/10	85,000	64,883
GMAC LLC Senior Notes 4.05% due 05/15/09	145,000	104,928
GMAC LLC Senior Notes 6.00% due 12/15/11	465,000	206,757
GMAC LLC Senior Notes 6.63% due 05/15/12	125,000	52,921
GMAC LLC Senior Notes 6.88% due 09/15/11	801,000	357,396
GMAC LLC Senior Notes 6.88% due 08/28/12	135,000	53,659
		840,544
Food-Meat Products — 0.1%
Smithfield Foods, Inc. Senior Notes 7.75% due 05/15/13	85,000	71,400
Funeral Services & Related Items — 0.4%
Service Corp. International Senior Notes 6.75% due 04/01/16	140,000	119,700
Service Corp. International Senior Notes 7.00% due 06/15/17	340,000	290,700
Service Corp. International Senior Notes 7.38% due 10/01/14	55,000	50,050

Security Description	Principal Amount(15)	Market Value (Note 2)
Funeral Services & Related Items (continued)
Service Corp. International Debentures 7.88% due 02/01/13	$125,000	$125,000
		585,450
Gambling (Non-Hotel) — 0.4%
Downstream Development Authority Senior Notes 12.00% due 10/15/15*	255,000	184,875
Greektown Holdings LLC Senior Notes 10.75% due 12/01/13*†(9)(10)	265,000	182,850
Waterford Gaming LLC Senior Notes 8.63% due 09/15/14*	121,000	114,345
		482,070
Home Furnishings — 0.3%
Simmons Co. Company Guar. Notes 7.88% due 01/15/14	325,000	243,750
Simmons Co. Senior Disc. Notes 10.00% due 12/15/14(8)	212,000	118,720
		362,470
Hotels/Motels — 0.3%
Gaylord Entertainment Co. Company Guar. Notes 6.75% due 11/15/14	340,000	285,600
Gaylord Entertainment Co. Company Guar. Notes 8.00% due 11/15/13	150,000	130,500
		416,100
Human Resources — 0.1%
Team Health, Inc. Company Guar. Notes 11.25% due 12/01/13	190,000	197,125
Independent Power Producers — 0.7%
NRG Energy, Inc. Company Guar. Notes 7.38% due 02/01/16	788,000	709,200
Orion Power Holdings, Inc. Senior Notes 12.00% due 05/01/10	50,000	48,500
Reliant Energy, Inc. Senior Notes 7.88% due 12/31/17	205,000	151,700
		909,400
Insurance Brokers — 0.4%
USI Holdings Corp. Senior Notes 6.68% due 11/15/14*(1)	70,000	53,200
USI Holdings Corp. Senior Sub. Notes 9.75% due 05/15/15*	630,000	478,800
		532,000

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Medical Information Systems — 0.1%
Spheris, Inc. Senior Sub. Notes 11.00% due 12/15/12	$305,000	$164,700
Medical Products — 0.7%
LVB Acquisition Holding LLC Senior Notes 10.38% due 10/15/17	555,000	549,450
Universal Hospital Services, Inc. Senior Sec. Notes 6.30% due 06/01/15(1)	75,000	66,000
Universal Hospital Services, Inc. Senior Sec. Bonds 8.50% due 06/01/15	370,000	345,025
		960,475
Medical-HMO — 0.3%
Multiplan, Inc. Senior Sub. Notes 10.38% due 04/15/16*	485,000	475,300
Medical-Hospitals — 2.0%
Community Health Systems, Inc. Senior Notes 8.88% due 07/15/15	490,000	465,500
HCA, Inc. Senior Notes 6.25% due 02/15/13	195,000	162,825
HCA, Inc. Senior Notes 8.75% due 09/01/10	55,000	54,175
HCA, Inc. Senior Notes 9.13% due 11/15/14	190,000	184,775
HCA, Inc. Senior Notes 9.25% due 11/15/16	1,315,000	1,278,837
HCA, Inc. Senior Notes 9.63% due 11/15/16	260,000	247,000
IASIS Healthcare LLC/IASIS Capital Corp. Company Guar. Notes 8.75% due 06/15/14	335,000	316,575
		2,709,687
Medical-Nursing Homes — 0.1%
Sun Healthcare Group, Inc. Senior Notes 9.13% due 04/15/15	135,000	128,925
Metal-Aluminum — 0.0%
Noranda Aluminum Holding Corp. Senior Notes 8.58% due 11/15/14(1)	95,000	62,700
Metal-Diversified — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.25% due 04/01/15	360,000	353,700

Security Description	Principal Amount(15)	Market Value (Note 2)
Metal-Diversified (continued)
Freeport-McMoRan Copper & Gold, Inc. Senior Notes 8.38% due 04/01/17	$145,000	$142,825
		496,525
Mining — 0.3%
Noranda Aluminum Acquisition Corp. Company Guar. Notes 6.83% due 11/15/14(1)	610,000	463,600
Non-Hazardous Waste Disposal — 0.3%
Allied Waste North America, Inc. Company Guar. Notes 6.88% due 06/01/17	390,000	362,700
Waste Services, Inc. Senior Sub. Notes 9.50% due 04/15/14	20,000	19,600
		382,300
Office Automation & Equipment — 0.1%
IKON Office Solutions, Inc. Senior Notes 7.75% due 09/15/15	105,000	109,725
Oil Companies-Exploration & Production — 3.2%
Atlas Energy Resources LLC Senior Notes 10.75% due 02/01/18*	225,000	205,875
Belden & Blake Corp. Company Guar. Sec. Notes 8.75% due 07/15/12	30,000	27,300
Brigham Exploration Co. Company Guar. Notes 9.63% due 05/01/14	275,000	229,625
Chaparral Energy, Inc. Company Guar. Notes 8.50% due 12/01/15	240,000	189,600
Chesapeake Energy Corp. Senior Notes 6.25% due 01/15/18	150,000	128,250
Chesapeake Energy Corp. Senior Notes 6.63% due 01/15/16	365,000	327,588
Chesapeake Energy Corp. Senior Notes 7.25% due 12/15/18	475,000	437,000
Dune Energy, Inc. Senior Sec. Notes 10.50% due 06/01/12	125,000	93,750
Encore Acquisition Co. Senior Sub. Notes 6.00% due 07/15/15	335,000	266,325
Energy Partners, Ltd. Senior Notes 9.75% due 04/15/14	210,000	154,350
EXCO Resources, Inc. Company Guar. Notes 7.25% due 01/15/11	240,000	226,800
Hilcorp Energy I LP Senior Notes 7.75% due 11/01/15*	510,000	438,600

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Oil Companies-Exploration & Production (continued)
Hilcorp Energy I LP Senior Notes 9.00% due 06/01/16*	$25,000	$22,750
Linn Energy LLC Senior Notes 9.88% due 07/01/18*	175,000	152,250
Pemex Project Funding Master Trust Company Guar. 6.63% due 06/15/35	503,000	460,642
Quicksilver Resources, Inc. Company Guar. Notes 7.13% due 04/01/16	75,000	61,125
Quicksilver Resources, Inc. Senior Notes 7.75% due 08/01/15	275,000	251,625
Sabine Pass LNG LP Senior Sec. Notes 7.25% due 11/30/13	105,000	82,950
Sabine Pass LNG LP Senior Sec. Notes 7.50% due 11/30/16	805,000	627,900
Transmeridian Exploration, Inc. Company Guar. Notes 12.00% due 12/15/10	55,000	50,600
		4,434,905
Oil-Field Services — 0.3%
Allis-Chalmers Energy, Inc. Company Guar. Notes 9.00% due 01/15/14	190,000	171,000
Helix Energy Solutions Group, Inc. Senior Notes 9.50% due 01/15/16*	200,000	187,000
Key Energy Services, Inc. Company Guar. Notes 8.38% due 12/01/14	100,000	96,000
		454,000
Paper & Related Products — 0.8%
Bowater, Inc. Notes 6.50% due 06/15/13	190,000	73,150
Caraustar Industries, Inc. Notes 7.38% due 06/01/09	180,000	149,400
Georgia-Pacific LLC Company Guar. Notes 7.00% due 01/15/15*	70,000	63,700
Georgia-Pacific LLC Company Guar. Notes 7.13% due 01/15/17*	280,000	249,900
International Paper Co. Notes 7.95% due 06/15/18	230,000	226,001
NewPage Corp. Senior Notes 9.05% due 05/01/12	65,000	58,175
NewPage Corp. Sec. Notes 10.00% due 05/01/12	155,000	138,725

Security Description	Principal Amount(15)	Market Value (Note 2)
Paper & Related Products (continued)
NewPage Corp. Senior Sub. Notes 12.00% due 05/01/13	$185,000	$161,875
		1,120,926
Physicians Practice Management — 0.5%
US Oncology, Inc. Senior Sub. Notes 10.75% due 08/15/14	675,000	678,375
Pipelines — 1.7%
Atlas Pipeline Partners LP Company Guar. Notes 8.13% due 12/15/15	80,000	73,600
Atlas Pipeline Partners LP Senior Notes 8.75% due 06/15/18*	250,000	235,000
Copano Energy LLC Senior Notes 7.75% due 06/01/18*	25,000	21,875
Copano Energy LLC Company Guar. Notes 8.13% due 03/01/16	560,000	512,400
Dynegy Holdings, Inc. Senior Notes 8.75% due 02/15/12	170,000	160,650
Dynegy-Roseton Danskammer Pass Through Certs., Series B 7.67% due 11/08/16	535,000	485,512
El Paso Corp. Senior Sub. Notes 6.88% due 06/15/14	185,000	172,975
MarkWest Energy Partners LP Senior Notes 6.88% due 11/01/14	145,000	130,500
MarkWest Energy Partners LP Company Guar. Notes 8.50% due 07/15/16	60,000	56,700
MarkWest Energy Partners LP Senior Notes 8.75% due 04/15/18	100,000	95,000
NGC Corp. Capital Trust Company Guar. Bonds 8.32% due 06/01/27	295,000	219,775
Williams Cos., Inc. Senior Notes 7.88% due 09/01/21	100,000	100,000
		2,263,987
Poultry — 0.1%
Pilgrim's Pride Corp. Senior Sub. Notes 8.38% due 05/01/17	155,000	72,850
Printing-Commercial — 0.1%
Valassis Communications, Inc. Senior Notes 8.25% due 03/01/15	150,000	103,500

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Publishing-Periodicals — 0.4%
Dex Media West LLC/Dex Media Finance Co. Senior Notes 8.50% due 08/15/10	$20,000	$17,650
Idearc, Inc. Company Guar. Notes 8.00% due 11/15/16	515,000	140,338
R.H. Donnelley Corp. Senior Notes 8.88% due 10/15/17	4,000	1,360
R.H. Donnelley, Inc. Company Guar. Bonds 11.75% due 05/15/15*	171,000	104,310
The Reader's Digest Association, Inc. Company Guar. Notes 9.00% due 02/15/17	460,000	263,350
		527,008
Real Estate Investment Trusts — 0.2%
Omega Healthcare Investors, Inc. Senior Notes 7.00% due 04/01/14	320,000	294,400
Recycling — 0.3%
Aleris International, Inc. Company Guar. Notes 9.00% due 12/15/14	755,000	460,550
Rental Auto/Equipment — 0.1%
Rental Service Corp. Notes 9.50% due 12/01/14	210,000	159,075
Research & Development — 0.2%
Alion Science and Technology Corp. Company Guar. Notes 10.25% due 02/01/15	410,000	258,300
Retail-Drug Store — 0.1%
Rite Aid Corp. Senior Notes 9.50% due 06/15/17	330,000	173,250
Retail-Major Department Stores — 0.1%
Saks, Inc. Company Guar. Notes 9.88% due 10/01/11	75,000	75,750
Retail-Petroleum Products — 0.3%
Ferrellgas LP Senior Notes 6.75% due 05/01/14*	125,000	101,875
Ferrellgas Partners LP Senior Notes 6.75% due 05/01/14	150,000	122,250
Inergy LP/Inergy Finance Corp. Company Guar. Notes 8.25% due 03/01/16	250,000	230,000
		454,125
Retail-Restaurants — 0.1%
NPC International, Inc. Company Guar. Notes 9.50% due 05/01/14	245,000	200,900

Security Description	Principal Amount(15)	Market Value (Note 2)
Rubber-Tires — 0.1%
Cooper Standard Automotive, Inc. Company Guar. Notes 8.38% due 12/15/14	$280,000	$176,400
Seismic Data Collection — 0.2%
Seitel, Inc. Senior Notes 9.75% due 02/15/14	370,000	301,550
Soap & Cleaning Preparation — 0.0%
Johnsondiversey Holdings, Inc. Notes 10.67% due 05/15/13(8)	25,000	24,250
Special Purpose Entities — 2.0%
AAC Group Holding Corp. Senior Notes 10.25% due 10/01/12*(8)	35,000	34,300
Axcan Intermediate Holdings, Inc. Senior Notes 9.25% due 03/01/15*	225,000	222,750
Axcan Intermediate Holdings, Inc. Senior Notes 12.75% due 03/01/16*	100,000	101,955
Buffalo Thunder Development Authority Senior Notes 9.38% due 12/15/14*	325,000	136,500
CCM Merger, Inc. Notes 8.00% due 08/01/13*	235,000	190,937
Chukchansi Economic Development Authority Senior Notes 8.00% due 11/15/13*	430,000	344,000
FireKeepers Development Authority Senior Notes 13.88% due 05/15/15*	250,000	220,000
Fox Acquisition LLC Senior Notes 13.38% due 07/15/16*	200,000	179,000
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co. Company Guar. Notes 9.75% due 04/01/17	185,000	165,575
Hexion US Finance Corp. Company Guar. Notes 9.75% due 11/15/14	315,000	248,850
KAR Holdings, Inc. Company Guar. Notes 6.80% due 05/01/14(1)	100,000	78,500
KAR Holdings, Inc. Senior Notes 8.75% due 05/01/14	260,000	211,900
Local TV Finance LLC Senior Notes 9.25% due 06/15/15*	135,000	87,750
MedCath Holdings Corp. Senior Notes 9.88% due 07/15/12	92,000	95,680

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Special Purpose Entities (continued)
MXEnergy Holdings, Inc. Senior Notes 10.63% due 08/01/11(1)	$100,000	$68,000
Snoqualmie Entertainment Authority Senior Sec. Notes 6.88% due 02/01/14*(1)	20,000	14,400
Snoqualmie Entertainment Authority Notes 9.13% due 02/01/15*	350,000	252,875
Southern Star Central Corp. Senior Notes 6.75% due 03/01/16	100,000	91,750
		2,744,722
Steel-Producers — 0.4%
Ryerson, Inc. Senior Sec. Notes 10.18% due 11/01/14*(1)	215,000	175,225
Ryerson, Inc. Senior Sec. Notes 12.00% due 11/01/15*	270,000	229,500
Steel Dynamics, Inc. Company Guar. Notes 6.75% due 04/01/15	155,000	133,300
		538,025
Storage/Warehousing — 0.2%
Mobile Mini, Inc. Company Guar. Notes 6.88% due 05/01/15	155,000	134,850
Mobile Services Group, Inc. Company Guar. Notes 9.75% due 08/01/14	190,000	176,700
		311,550
Telecom Services — 0.6%
Fairpoint Communications, Inc. Senior Notes 13.13% due 04/01/18*	250,000	227,500
PAETEC Holding Corp. Company Guar. Notes 9.50% due 07/15/15	400,000	274,000
Qwest Corp. Senior Notes 7.88% due 09/01/11	75,000	72,000
Qwest Corp. Notes 8.88% due 03/15/12	300,000	294,000
		867,500
Telephone-Integrated — 1.5%
Cincinnati Bell, Inc. Company Guar. Notes 7.00% due 02/15/15	54,000	45,360
Cincinnati Bell, Inc. Company Guar. Notes 8.38% due 01/15/14	140,000	121,800
Qwest Communications International, Inc. Company Guar. Notes 7.50% due 02/15/14	265,000	229,225

Security Description	Principal Amount(15)	Market Value (Note 2)
Telephone-Integrated (continued)
Qwest Communications International, Inc. Senior Notes 7.50% due 02/15/14	$30,000	$25,950
Sprint Capital Corp. Company Guar. Bonds 6.38% due 05/01/09	175,000	171,500
Sprint Capital Corp. Company Guar. Notes 6.90% due 05/01/19	225,000	174,375
Sprint Capital Corp. Company Guar. Notes 7.63% due 01/30/11	125,000	113,750
Sprint Capital Corp. Company Guar. Bonds 8.38% due 03/15/12	450,000	405,000
Sprint Capital Corp. Company Guar. Bonds 8.75% due 03/15/32	675,000	526,500
Windstream Corp. Company Guar. Notes 8.63% due 08/01/16	300,000	276,750
		2,090,210
Television — 0.7%
Allbritton Communications Co. Senior Sub. Notes 7.75% due 12/15/12	190,000	162,450
Bonten Media Acquisition Co. Company Guar. Notes 9.00% due 06/01/15*	30,000	17,700
LIN Television Corp. Senior Sub. Notes 6.50% due 05/15/13	260,000	202,800
Paxson Communications Corp. Senior Sec. Notes 9.04% due 01/15/13*(7)	890,073	480,639
Young Broadcasting, Inc. Senior Sub. Notes 8.75% due 01/15/14	120,000	17,400
Young Broadcasting, Inc. Company Guar. Notes 10.00% due 03/01/11	220,000	31,900
		912,889
Theaters — 0.5%
AMC Entertainment, Inc. Senior Sub. Notes 8.00% due 03/01/14	255,000	219,300
AMC Entertainment, Inc. Senior Sub Notes 11.00% due 02/01/16	70,000	68,950
Cinemark, Inc. Senior Notes 9.75% due 03/15/14(8)	345,000	331,631
		619,881
Transactional Software — 0.2%
Open Solutions, Inc. Senior Sub. Notes 9.75% due 02/01/15*	320,000	208,000

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)	Market Value (Note 2)
CORPORATE BONDS & NOTES (continued)
Transport-Air Freight — 0.7%
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class A-1 7.20% due 01/02/19	$391,084	$340,243
Atlas Air, Inc. Pass Through Certs. Series 1991-1, Class B 7.63% due 01/02/15	44,210	43,326
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/19	317,471	290,485
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class A 8.71% due 01/02/20*	145,746	133,357
Atlas Air, Inc. Pass Through Certs. Series 2000-1, Class B 9.06% due 07/02/17	78,870	82,025
		889,436
Transport-Services — 0.1%
Bristow Group, Inc. Senior Notes 7.50% due 09/15/17	40,000	35,600
PHI, Inc. Company Guar. Notes 7.13% due 04/15/13	120,000	106,200
		141,800
Travel Services — 0.0%
Travelport LLC Company Guar. Notes 11.88% due 09/01/16	50,000	35,876
Vitamins & Nutrition Products — 0.1%
General Nutrition Centers, Inc. Company Guar. Notes 7.58% due 03/15/14	150,000	124,876
Total Corporate Bonds & Notes (cost $57,800,976)		48,825,300
FOREIGN CORPORATE BONDS & NOTES — 5.9%
Banks-Commercial — 0.3%
Banco Mercantil del Norte SA Sub. Bonds 6.14% due 10/13/16*(3)	50,000	47,668
HSBK Europe BV Bank Guar. Notes 7.25% due 05/03/17*	100,000	60,392
RSHB Capital SA 7.13% due 01/14/14*	100,000	82,750
RSHB Capital SA/OJSC Russian Agricultural Bank 7.75% due 05/29/18	100,000	75,815
Russian Agricultural Bank Bonds 6.30% due 05/15/17*	206,000	147,063

Security Description	Principal Amount(15)	Market Value (Note 2)
Banks-Commercial (continued)
TuranAlem Finance BV Company Guar. Notes 8.25% due 01/22/37*	$100,000	$56,000
		469,688
Building Products-Doors & Windows — 0.0%
Masonite International Corp. Company Guar. Notes 11.00% due 04/06/15	28,000	7,000
Cellular Telecom — 0.2%
True Move Co., Ltd. Senior Notes 10.38% due 08/01/14*	100,000	104,558
True Move Co., Ltd. Senior Notes 10.75% due 12/16/13*	100,000	67,500
UBS Luxembourg S.A. Senior Notes 8.25% due 05/23/16	100,000	71,000
		243,058
Computers-Memory Devices — 0.1%
Seagate Technology HDD Holdings Company Guar. Notes 6.80% due 10/01/16	105,000	91,875
Containers-Metal/Glass — 0.3%
Vitro SAB de CV Senior Notes 9.13% due 02/01/17	405,000	263,250
Vitro SAB de CV Senior Notes 11.75% due 11/01/13	85,000	73,100
		336,350
Diversified Financial Services — 0.1%
TNK-BP Finance SA Bonds 7.50% due 07/18/16*	210,000	147,000
Diversified Manufacturing Operations — 0.3%
Bombardier, Inc. Senior Notes 8.00% due 11/15/14*	440,000	435,600
Diversified Minerals — 0.2%
Vale Overseas, Ltd. Company Guar. Bonds 6.88% due 11/21/36	243,000	216,296
Electric-Transmission — 0.1%
EEB International, Ltd. Company Guar. Notes 8.75% due 10/31/14*	100,000	99,500
Electronic Components-Misc. — 0.1%
NXP BV/NXP Funding LLC Company Guar. Notes 9.50% due 10/15/15	292,000	150,380
Food-Meat Products — 0.3%
JBS SA Company Guar. Notes 9.38% due 02/07/11	340,000	306,000

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)		Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Food-Meat Products (continued)
JBS SA Senior Notes 10.50% due 08/04/16*		$75,000	$57,750
			363,750
Medical-Drugs — 1.0%
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 6.56% due 12/01/13(1)		335,000	241,200
Angiotech Pharmaceuticals, Inc. Company Guar. Notes 7.75% due 04/01/14		230,000	134,550
Elan Finance PLC Company Guar. Notes 6.80% due 11/15/11(1)		780,000	702,000
Elan Finance PLC Company Guar. Bonds 7.75% due 11/15/11		245,000	221,725
			1,299,475
Metal-Diversified — 0.1%
Vedanta Resources PLC Senior Notes 8.75% due 01/15/14*		120,000	107,016
Multimedia — 0.0%
Quebecor Media, Inc. Senior Notes 7.75% due 03/15/16		75,000	65,625
Oil Companies-Exploration & Production — 0.9%
Credit Suisse Nassau for OAO Gazprom 7.00% due 10/27/11*	RUB	5,390,000	192,438
Deutsche Bank AG for OAO Gazprom Senior Notes 6.95% due 08/10/09	RUB	5,670,000	218,465
Compton Petroleum Finance Corp. Company Guar. Notes 7.63% due 12/01/13		15,000	13,162
Kazmunaigaz Finance 8.38% due 07/02/13*	RUB	120,000	103,200
OPTI Canada, Inc. Senior Notes 7.88% due 12/15/14		625,000	553,125
OPTI Canada, Inc. Senior Notes 8.25% due 12/15/14		100,000	89,500
			1,169,890
Oil-Field Services — 0.1%
North American Energy Partners, Inc. Senior Notes 8.75% due 12/01/11		185,000	170,200
Paper & Related Products — 0.3%
Abitibi-Consolidated Co. of Canada Notes 6.00% due 06/20/13		45,000	11,925
Abitibi-Consolidated Co. of Canada Senior Notes 13.75% due 04/01/11*		250,000	248,750

Security Description	Principal Amount(15)	Market Value (Note 2)
Paper & Related Products (continued)
Abitibi-Consolidated Co. of Canada Senior Notes 15.50% due 07/15/10*	$89,000	$62,745
Abitibi-Consolidated, Inc. Notes 8.55% due 08/01/10	385,000	146,300
Bowater Canada Finance Corp. Company Guar. Notes 7.95% due 11/15/11	5,000	2,300
		472,020
Printing-Commercial — 0.1%
Quebecor World Capital Corp. Senior Notes 8.75% due 03/15/16*†(9)(10)	375,000	150,000
Satellite Telecom — 0.6%
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.50% due 01/15/13*	480,000	444,000
Intelsat Subsidiary Holding Co., Ltd. Senior Notes 8.88% due 01/15/15*	160,000	146,400
Telesat Canada/Telesat LLC Senior Notes 11.00% due 11/01/15*	310,000	260,400
		850,800
Special Purpose Entity — 0.1%
Hellas Telecommunications Luxembourg II Sub. Notes 8.54% due 01/15/15*(1)	275,000	166,375
Steel-Producers — 0.1%
Evraz Group SA Notes 8.88% due 04/24/13*	200,000	160,000
Steel-Specialty — 0.1%
GTL Trade Finance, Inc. Company Guar. 7.25% due 10/20/17*	100,000	95,879
Telecom Services — 0.3%
Axtel SA Company Guar. Notes 7.63% due 02/01/17*	50,000	44,460
Axtel SA Company Guar. Senior Notes 11.00% due 12/15/13	40,000	41,100
Global Crossing UK Finance PLC Company Guar. Notes 10.75% due 12/15/14	195,000	175,500
Globo Comunicacoes E Participacoes SA Bonds 7.25% due 04/26/22*	100,000	96,875
Wind Acquisition Finance SA Company Guar. Bonds 10.75% due 12/01/15*	50,000	49,000
		406,935
Telecommunication Equipment — 0.2%
Nortel Networks, Ltd. Company Guar. Notes 10.75% due 07/15/16*	540,000	330,750

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Principal Amount(15)		Market Value (Note 2)
FOREIGN CORPORATE BONDS & NOTES (continued)
Transport-Marine — 0.0%
Ultrapetrol Bahamas, Ltd. 1st Mtg. Bonds 9.00% due 11/24/14		$60,000	$54,600
Transport-Rail — 0.0%
Kansas City Southern De Mexico SA de CV Senior Notes 9.38% due 05/01/12		30,000	30,600
Total Foreign Corporate Bonds & Notes (cost $10,010,475)			8,090,662
FOREIGN GOVERNMENT AGENCIES — 1.5%
Sovereign — 1.5%
Brazil Nota do Tesouro Nacional 6.00% due 05/15/17	BRL	266,000	215,752
Brazil Nota do Tesouro Nacional Notes 10.00% due 07/01/10	BRL	516,000	260,468
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/12	BRL	225,000	108,730
Brazil Nota do Tesouro Nacional Notes 10.00% due 01/01/10	BRL	1,000	513
Gabonese Republic Senior Notes 8.20% due 12/12/17*		32,000	30,720
Republic of Argentina Notes 1.33% due 12/31/38(8)		40,000	9,860
Republic of Argentina Bonds 7.00% due 09/12/13		116,000	79,170
Republic of Ecuador Bonds 9.00% due 08/15/30(8)		110,000	79,750
Republic of Indonesia Bonds 10.25% due 07/15/22	IDR	405,000,000	34,669
Republic of Indonesia Bonds 11.00% due 09/15/25	IDR	764,000,000	67,768
Republic of Panama Bonds 6.70% due 01/26/36		157,000	148,365
Republic of Panama Bonds 9.38% due 04/01/29		15,000	18,600
Republic of Peru Notes 7.35% due 07/21/25		48,000	47,760
Republic of Peru Bonds 8.38% due 05/03/16		10,000	10,650
Republic of Turkey Notes 6.88% due 03/17/36		641,000	564,080
Republic of Venezuela Bonds 5.75% due 02/26/16		270,000	175,500

Security Description	Principal Amount(15)	Market Value (Note 2)
Sovereign (continued)
Republic of Venezuela Notes 8.50% due 10/08/14	$83,000	$65,363
Republic of Venezuela Bonds 9.38% due 01/13/34	228,000	158,460
Total Foreign Government Agencies (cost $2,504,933)		2,076,178
LOANS — 0.4%
Diversified Financial Services — 0.4%
Wind Acquisition Holdings Finance S.A. 10.04% due 12/21/11(5)(6)(11)(12) (cost $553,785)	551,001	493,146
U.S. GOVERNMENT AGENCIES — 46.9%
Federal Home Loan Mtg. Corp. — 18.1%
Federal Home Loan Mtg. Corp. 4.50% due 11/01/19	298,462	292,767
5.00% due 06/01/19	57,931	57,839
5.00% due 09/01/19	142,809	142,584
5.00% due 08/01/20	582,150	580,427
5.00% due 07/01/35	269,483	262,925
5.00% due 06/01/38	3,287,907	3,204,807
5.50% due 07/01/35	217,896	217,048
5.50% due 09/01/35	392,031	390,506
5.50% due 11/01/37	3,155,606	3,141,352
5.50% due 07/01/38	2,184,013	2,174,147
6.00% due 09/01/22	116,178	118,314
6.00% due 01/01/34	314,861	319,721
6.00% due 08/01/35	377,676	382,856
6.00% due October TBA	10,689,000	10,822,959
6.50% due October TBA	2,550,000	2,614,546
Federal Home Loan Mtg. Corp., REMIC Series 2942, Class TF 2.84% due 03/15/35(1)(13)	166,065	162,560
		24,885,358
Federal National Mtg. Assoc. — 26.5%
3.56% due 01/25/36(1)(13)	1,392,132	1,282,787
4.37% due 02/01/34(1)	34,932	35,117
4.50% due 06/01/19	613,261	602,325
4.61% due 12/01/34(1)	73,618	75,250
4.72% due 10/01/34(1)	548,937	556,459
4.91% due 09/01/34(1)	511,315	517,405
5.00% due 01/01/20	57,256	57,265
5.00% due 04/01/20	29,541	29,454
5.00% due 06/01/34	638,875	623,926
5.00% due 04/01/35	641,346	625,938
5.00% due 08/01/35	255,175	249,045
5.00% due 09/01/35	962,551	939,426
5.00% due 05/01/38	3,352,579	3,268,891
5.00% due 07/01/38	994,088	969,274
5.00% due October TBA	1,500,000	1,461,562
5.04% due 09/01/35(1)	2,657,926	2,679,222
5.08% due 03/01/35(1)	3,013,406	3,013,256
5.50% due 09/01/19	48,750	49,535
5.50% due 10/01/22	335,543	338,568

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Security Description	Shares/ Principal Amount(15)	Market Value (Note 2)
U.S. GOVERNMENT AGENCIES (continued)
Federal National Mtg. Assoc. (continued)
5.50% due 02/01/35	$497,897	$497,204
5.50% due 03/01/35	473,943	473,284
5.50% due 06/01/35	103,587	103,443
5.50% due 07/01/35	261,922	261,557
5.50% due 08/01/35	414,733	414,415
5.50% due 09/01/35	221,795	221,486
5.50% due 11/01/35	1,563,651	1,561,475
5.50% due 02/01/36	401,490	400,743
5.50% due 03/01/36	229,610	229,291
5.50% due 03/01/37	1,095,067	1,092,968
5.50% due 08/01/37	465,651	464,759
5.50% due 06/01/38	1,248,644	1,246,125
5.50% due 08/01/38	1,198,702	1,196,284
5.51% due 08/01/35(1)	4,090,334	4,134,814
6.00% due 09/01/32	73,136	74,699
6.00% due 10/01/34	284,642	289,214
6.00% due 08/01/35	343,115	348,562
6.00% due 11/01/35	149,662	151,808
6.00% due 01/01/36	361,342	366,525
6.00% due 03/01/36	244,740	248,173
6.00% due 05/01/36	248,809	252,299
6.50% due 10/20/34	76,941	78,887
6.50% due October TBA	3,375,000	3,460,428
7.50% due 02/01/30	118,289	128,050
Federal National Mtg. Assoc., REMICS Series 2005-58, Class FC
3.46% due 07/25/35(1)(13)	585,685	570,554
Series 2007-1, Class NF
3.46% due 02/25/37(1)(13)	651,753	631,162
		36,272,914
Government National Mtg. Assoc. — 2.3%
6.00% due 02/20/35	95,662	97,009
6.00% due October TBA	3,000,000	3,044,064
		3,141,073
Total U.S. Government Agencies (cost $64,353,040)		64,299,345
COMMON STOCK — 0.4%
Food-Misc. — 0.0%
Wornick Co.†	765	38,250
Independent Power Producers — 0.0%
Calpine Corp.†	1,058	13,754
Mirant Corp.†	217	3,969
		17,723
Medical-Hospitals — 0.1%
MedCath Corp.†	6,924	124,078
Oil Companies-Exploration & Production — 0.2%
EXCO Resources, Inc.†	20,525	334,968
Transmeridian Exploration, Inc.†	126	38
		335,006
Oil-Field Services — 0.1%
Trico Marine Services, Inc.†	4,458	76,141
Total Common Stock (cost $794,597)		591,198

Security Description	Shares/ Principal Amount(15)		Market Value (Note 2)
PREFERRED STOCK — 0.1%
Medical-Generic Drugs — 0.1%
Mylan, Inc. 6.50%		142	$111,470
Oil Companies-Exploration & Production — 0.0%
Transmeridian Exploration, Inc. Convertible 15.00%(4)		649	45,430
Total Preferred Stock (cost $199,909)			156,900
Total Long-Term Investment Securities (cost $152,025,097)			137,653,148
SHORT-TERM INVESTMENT SECURITIES — 14.1%
Foreign Government Treasuries — 0.4%
Bank Negara Malaysia Monetary Notes
3.41% due 11/13/08	MYR	44,000	12,730
3.43% due 12/30/08	MYR	399,000	114,946
3.47% due 11/27/08	MYR	191,000	55,193
Egyptian Treasury Bills
6.39% due 11/11/08	EGP	525,000	95,419
7.08% sue 10/28/08	EGP	1,575,000	286,820
			565,108
Time Deposits — 13.7%
Euro Time Deposits with State Street Bank & Trust Co.
0.85% due 10/01/08		$6,151,000	6,151,000
1.35% due 10/01/08		12,580,000	12,580,000
			18,731,000
U.S. GOVERNMENT TREASURIES — 0.0%
United States Treasury Bills 1.65% due 11/28/08(16)		30,000	30,000
Total Short-Term Investment Securities (cost $19,323,924)			19,326,108
TOTAL INVESTMENTS (cost $171,349,021)(14)		114.5%	156,979,256
Liabilities in excess of other assets		(14.5)	(19,924,076)
NET ASSETS		100.0%	$137,055,180

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $14,299,634 representing 10.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

†  Non-income producing security

(1)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(2)  Commercial Mortgage Backed Security

(3)  Variable Rate Security — the rate reflected is as of September 30, 2008, maturity date reflects the stated maturity date.

(4)  Fair valued security; see Note 2

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

(5)  Illiquid security. At September 30, 2008, the aggregate value of these securities was $512,040 representing 0.4% of net assets.

(6)  To the extent permitted by the Statement of Additional Information, the Strategic Fixed Income Portfolio may invest in restricted securities. The Portfolio has no right to demand registration of these securities. The securities are valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of September 30, 2008, the Strategic Fixed Income Portfolio held the following restricted securities:

Name	Acquisition Date	Principal Amount	Acquistion Cost	Market Value	Market Value Per Share	% of Net Assets
ICO North America, Inc. Notes 7.5% due 08/15/09	08/11/05	$26,000	$26,000
	09/11/08	1,000	1,000
		$27,000	$27,000	$18,900	$70.00	0.01%
Southern Energy, Inc. Notes 7.9% due 07/15/09	01/10/05	175,000	0	0	0.00	0.00%
Wind Acquisition Holdings Finance S.A. 10.04% due 12/11/21	06/21/07	103,187	104,461
	10/31/07	3,325	3,325
	11/01/07	200,000	201,908
	11/09/07	200,000	200,464
	01/31/08	16,127	16,127
	04/18/08	14,798	14,798
	07/18/08	13,564	13,563
		$551,001	$554,646	493,146	89.5	0.37%
				$512,046		0.37%

(7)  PIK ("Payment-in-Kind") security. Bond or preferred stock that pays interest/dividends in the form of additional bonds or preferred stocks.

(8)  "Step-up" security where the rate increases ("steps-up") at a predetermined rate. Rate shown reflects the increased rate.

(9)  Company has filed Chapter 11 bankruptcy protection.

(10)  Bond in default

(11)  The Portfolio invests in Senior Loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally either the lending rate offered by one or more major United States banks, or the certificate of deposit rate. Senior Loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a Senior Loan.

(12)  Senior Loans in the Portfolio are generally subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur. As a result, the actual remaining maturity may be substantially less than the stated maturities shown.

(13)  Collateralized Mortgage Obligation

(14)  See Note 4 for cost of investments on a tax basis.

(15)  Denominated in United States dollars unless otherwise indicated.

(16)  The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.

(17)  Subsequent to September 30, 2008, the security is considered to be in default.

(18)  Subsequent to September 30, 2008, the company has filed Chapter 11 bankruptcy protection and is in default.

REMIC — Real Estate Mortgage Investment Conduit

TBA — Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal and maturity date will be determined upon settlement date.

Seasons Series Trust Strategic Fixed Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

Open Futures Contracts

Number of Contracts	Description	Expiration Date	Value at Trade Date	Value as of September 30, 2008	Unrealized Appreciation (Depreciation)
12 Short	U.S. Treasury Long Bonds	December 2008	$1,415,127	$1,406,063	$9,064

Open Forward Foreign Currency Contracts

Contract to Deliver		In Exchange for		Delivery Date	Gross Unrealized Appreciation
EUR	4,761	USD	6,759	12/08/2008	$36
EUR	6,190	USD	8,782	12/08/2008	40
					76
Contract to Deliver		In Exchange for		Delivery Date	Gross Unrealized (Depreciation)
USD	12,455	RUB	320,470	12/08/2008	$(75)
USD	16,000	RUB	411,840	12/08/2008	(91)
USD	16,000	RUB	414,240	12/11/2008	(5)
EUR	10,000	RUB	363,800	12/11/2008	(75)
					(246)
Net Unrealized Appreciation/(Depreciation)					$(170)

BRL — Brazilian Real

EGP — Egyptian Dollar

EUR — Euro Dollar

IDR — Indonesian Rupiah

MYR — Malaysian Ringgit

RUB — Russian Rubel

USD — United States Dollar

See Notes to Financial Statements

Seasons Series Trust Cash Management Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
U.S. Government Agencies	53.6%
Trade Receivables	19.5
Securities Holding Companies	11.8
Multi-Asset	11.6
Auto	0.8
Banks	0.7
Foreign Mortgages	0.5
Investment Banker/Broker	0.4
98.9%

Weighted average days to maturity — 19 days

Credit Quality#†
Government — Agency	54.2%
A+	0.4
A-1+	29.4
A-1	15.5
Not rated@	0.5
100.0%

*  Calculated as a percentage of net assets

#  Calculated as a percentage of total debt issues, including short term securities.

†  Source: Standard and Poors

@  Represents debt issues that either have no rating, or the rating is unavailable from the date source.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Principal Amount	Market Value (Note 2)
SHORT-TERM INVESTMENT SECURITIES — 98.9%
Asset-Backed Commercial Paper — 44.4%
Amstel Funding Corp. 2.72% due 10/03/08*	$4,000,000	$3,999,396
Barton Capital LLC 6.10% due 10/01/08*	8,000,000	8,000,000
CAFCO LLC 2.75% due 10/16/08*	2,250,000	2,247,422
Cancara Asset Securitisation LLC 2.85% due 11/17/08*	1,250,000	1,245,349
Cancara Asset Securitisation LLC 2.86% due 10/09/08*	4,000,000	3,997,458
Clipper Receivables Co. LLC 2.90% due 11/21/08*	1,500,000	1,493,837
Clipper Receivables Co. LLC 2.97% due 12/11/08*	3,000,000	2,974,230
Fcar Owner Trust 3.08% due 10/15/08	1,500,000	1,498,203
Gemini Securitization Corp. LLC 2.75% due 11/06/08*	2,000,000	1,994,500
Gemini Securitization Corp. LLC 2.75% due 11/24/08*	4,000,000	3,983,500
Gotham Funding Corp. 2.80% due 10/08/08*	4,000,000	3,997,822
Grampian Funding LLC 2.89% due 11/10/08*	5,250,000	5,233,171
JPMorgan Chase & Co. 2.75% due 12/10/08	1,250,000	1,240,487
Jupiter Securitization Co. LLC 2.65% due 10/06/08*	2,000,000	1,999,264
Jupiter Securitization Co. LLC 5.50% due 10/01/08*	6,000,000	6,000,000
Old Line Funding LLC 2.75% due 10/17/08*	2,500,000	2,496,944
Picaros Funding LLC 2.71% due 10/21/08*	5,000,000	4,992,472
Picaros Funding LLC 2.82% due 12/05/08*	1,500,000	1,488,240
Scaldis Capital LLC 2.90% due 10/07/08*	4,000,000	3,998,067
Solitaire Funding LLC 2.88% due 10/09/08*	1,000,000	999,360
Solitaire Funding LLC 2.88% due 12/03/08*	4,000,000	3,969,600
Solitaire Funding LLC 2.90% due 11/17/08*	1,750,000	1,743,374
Thames Asset Global Securitization, Inc. 2.92% due 11/25/08*	2,000,000	1,991,078
Variable Funding Capital Co. LLC 2.77% due 10/07/08*	2,000,000	1,999,077
Variable Funding Capital Co. LLC 2.80% due 11/17/08*	4,000,000	3,985,378
Victory Receivables Corp. 2.77% due 10/09/08*	6,500,000	6,495,999
Total Asset-Backed Commercial Paper (cost $84,089,617)		84,064,228
Corporate Notes — 0.9%
Cheyne Finance LLC 4.83% due 01/25/08*(1)(2)(3)(4)(5)(6)	592,099	15,162

Security Description	Principal Amount	Market Value (Note 2)
Corporate Notes (continued)
Cheyne Finance LLC 4.83% due 10/25/07*(1)(2)(3)(4)(5)(6)	$394,530	$10,109
Issuer Entity LLC 2.63% due 10/30/08(1)(3)(4)(7)	2,219,929	963,449
Merrill Lynch & Co., Inc. 2.91% due 12/17/08(4)	750,000	745,838
Total Corporate Notes (cost $2,995,414)		1,734,558
U.S. Government Agencies — 53.6%
Federal Home Loan Bank Disc. Notes
0.10% due 10/01/08	72,379,000	72,379,000
1.90% due 10/08/08	5,000,000	4,998,153
2.50% due 11/19/08	10,000,000	9,965,972
Federal Home Loan Mtg. Corp. Disc. Notes
2.55% due 11/24/08	6,000,000	5,977,050
Federal National Mtg. Assoc. Disc. Notes
2.46% due 10/29/08	3,000,000	2,994,260
2.64% due 12/08/08	5,000,000	4,976,400
Total U.S. Government Agencies (cost $101,289,501)		101,290,835
Total Short-Term Investment Securities (cost $188,374,532)		187,089,621
TOTAL INVESTMENTS (cost $188,374,532)(7)	98.9%	187,089,621
Other assets less liabilities	1.1	2,111,934
NET ASSETS	100.0%	$189,201,555

*  Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At September 30, 2008, the aggregate value of these securities was $81,350,809 representing 43.0% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.

(1)  Illiquid security. At September 30, 2008, the aggregate value of these securities was $988,720 representing 0.5% of net assets.

(2)  Security in default

(3)  Fair valued security; see Note 2

(4)  Floating rate security where the rate fluctuates. The rate moves up or down at each reset date. The rate reflected is as of September 30, 2008.

(5)  Security issued by a structured investment vehicle ("SIV"). These SIV's may be affected by, among other things, changes in: interest rates, the quality of the underlying assets or the market's assessment thereof, factors concerning the interest in and structure of the issuer or the originator of the receivables, or the credit worthiness of the entities that provide any credit enhancements.

Seasons Series Trust Cash Management Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited) (continued)

(6)  On August 28, 2007, mark to market losses experienced in the investment portfolio of SIV Portfolio, Plc ("SIV Portfolio") (formerly Cheyne Finance Plc), the issuer of the underlying notes held by Cheyne Finance LLC, the issuer of the medium term notes (the "Notes") held by the Portfolio, triggered the appointment of receivers (Deloitte & Touche LLP) (collectively, the "Receiver"). On October 17, 2007, the Receiver determined that SIV Portfolio was, or was about to become, unable to pay its debts as they came due and that an insolvency event had occurred. As a result of this determination, the Notes became immediately due and payable and are in default as a result of non payment. These events, which are based on published reports, have materially adversely affected the ability of SIV Portfolio to make interest and principal payments due on the Notes. On April 16, 2008, however, the Receiver made a partial payment of principal and interest due on the Notes. On July 23, 2008, the Receiver concluded the sale of SIV Portfolio's investment portfolio and a distribution to senior creditors, including the Portfolio, was made. Furthermore, an additional distribution to senior creditors, including the Portfolio, was made on August 13, 2008. The market value of the Notes, as of September 30, 2008, represents the Notes' residual value that may be distributed to the Portfolio.

(7)  The secured liquidity notes ("SLNs") issued by the Ottimo Funding Ltd. ("Ottimo") and previously held by the Portfolio have been restructured. Effective November 1, 2007, the Portfolio exchanged its SLNs for notes (the "New Notes") issued by a new entity, Issuer Entity, LLC ("Issuer Entity"), in an amount equal to the aggregate outstanding principal amount of all the SLNs owned by the Portfolio, plus accrued and/or accreted interest through the date of issuance of the New Notes. Issuer Entity then tendered SLNs as payment of the purchase price for the collateral which had been owned by Ottimo (and which had secured the SLNs), in an auction conducted pursuant to the Uniform Commercial Code and the terms of the transaction documents governing the SLNs. Issuer Entity acquired the collateral free and clear of any lien or interest on the part of the holders of Ottimo subordinated notes. As a result of this acquisition, the Portfolio now holds New Notes secured by collateral which had secured the SLNs. The New Notes were scheduled to mature on October 30, 2008 but were extended to October 30, 2009 by a vote of holders of two-thirds of the outstanding principal balance of the New Notes. The New Notes pay interest at a rate based on the weighted average coupon rate of the underlying collateral.

(8)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Computers	10.9%
Medical-Biomedical/Gene	9.6
Aerospace/Defense	7.6
Retail-Restaurants	6.9
Repurchase Agreements	6.5
Agricultural Chemicals	5.7
Engineering/R&D Services	4.6
Food-Misc.	4.2
Agricultural Operations	3.8
Retail-Drug Store	3.8
Transport-Rail	3.8
Health Care Cost Containment	3.6
Web Portals/ISP	3.1
Retail-Building Products	3.0
Finance-Other Services	2.7
Medical Products	2.7
Commercial Services-Finance	2.6
Data Processing/Management	2.6
Oil & Gas Drilling	2.5
Diversified Minerals	1.7
Finance-Investment Banker/Broker	1.7
Commodity Funds	1.5
Applications Software	1.4
Oil Companies-Integrated	0.8
U.S. Government Agencies	0.1
97.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 89.3%
Aerospace/Defense — 7.6%
General Dynamics Corp.	40,924	$3,012,825
Lockheed Martin Corp.	30,317	3,324,865
		6,337,690
Agricultural Chemicals — 5.7%
Monsanto Co.	29,178	2,888,038
Potash Corp. of Saskatchewan, Inc.	13,752	1,815,402
		4,703,440
Agricultural Operations — 3.8%
Bunge, Ltd.	50,570	3,195,013
Applications Software — 1.4%
Intuit, Inc.†	37,800	1,194,858
Commercial Services-Finance — 2.6%
Mastercard, Inc., Class A	12,207	2,164,667
Computers — 10.9%
Apple, Inc.†	69,767	7,929,717
Hewlett-Packard Co.	24,000	1,109,760
		9,039,477
Data Processing/Management — 2.6%
Fiserv, Inc.†	44,900	2,124,668
Diversified Minerals — 1.7%
Cia Vale do Rio Doce ADR	73,705	1,411,451
Engineering/R&D Services — 4.6%
ABB, Ltd. ADR	195,370	3,790,178
Finance-Investment Banker/Broker — 1.7%
JPMorgan Chase & Co.	30,100	1,405,670
Finance-Other Services — 2.7%
CME Group, Inc.	6,130	2,277,356
Food-Misc. — 4.2%
Cal-Maine Foods, Inc.	36,900	1,012,536
Kraft Foods, Inc., Class A	75,000	2,456,250
		3,468,786
Health Care Cost Containment — 3.6%
McKesson Corp.	55,800	3,002,598
Medical Products — 2.7%
Becton Dickinson & Co.	27,600	2,215,176
Medical-Biomedical/Gene — 9.6%
Celgene Corp.†	72,468	4,585,775
Gilead Sciences, Inc.†	74,030	3,374,287
		7,960,062
Oil & Gas Drilling — 2.5%
Transocean, Inc.†	18,709	2,054,997
Oil Companies-Integrated — 0.8%
Exxon Mobil Corp.	8,300	644,578
Retail-Building Products — 3.0%
Lowe's Cos., Inc.	103,711	2,456,914
Retail-Drug Store — 3.8%
CVS Caremark Corp.	92,865	3,125,836
Retail-Restaurants — 6.9%
Chipotle Mexican Grill, Inc., Class A†	43,705	2,425,191
McDonald's Corp.	53,183	3,281,391
		5,706,582

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Transport-Rail — 3.8%
Union Pacific Corp.	43,853	$3,120,579
Web Portals/ISP — 3.1%
Google, Inc., Class A†	6,330	2,535,292
Total Common Stock (cost $73,948,848)		73,935,868
EXCHANGE TRADED FUNDS — 1.5%
Commodity Funds — 1.5%
SPDR Gold Trust† (cost $1,127,797)	14,200	1,207,994
Total Long-Term Investment Securities (cost $75,076,645)		75,143,862
SHORT-TERM INVESTMENT SECURITIES — 0.1%
U.S. Government Agencies — 0.1%
Federal Home Loan Bank Disc. Notes 0.10% due 10/01/08 (cost $100,000)	$100,000	100,000
REPURCHASE AGREEMENTS — 6.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $2,030,020 and collateralized by $2,075,000 of Federal Home Loan Mtg. Corp, Notes bearing interest at 2.98%, due 01/19/10 and having an approximate value of $2,072,842.	2,030,000	2,030,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	3,356,000	3,356,000
Total Repurchase Agreements (cost $5,386,000)		5,386,000
TOTAL INVESTMENTS (cost $80,562,645)(2)	97.4%	80,629,862
Other assets less liabilities	2.6	2,191,881
NET ASSETS	100.0%	$82,821,743

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Computers	12.3%
Power Converter/Supply Equipment	10.1
Wireless Equipment	8.5
Computers-Integrated Systems	6.9
E-Commerce/Products	6.3
Advertising Sales	6.0
Applications Software	5.3
Computer Services	5.1
Enterprise Software/Service	3.7
Commercial Services-Finance	3.3
Web Hosting/Design	3.3
Finance-Investment Banker/Broker	3.3
Cellular Telecom	3.3
Consulting Services	3.2
Web Portals/ISP	2.9
Entertainment Software	2.6
Electronic Components-Semiconductors	2.3
Finance-Other Services	2.3
Data Processing/Management	2.2
Electronic Forms	2.2
Internet Security	2.1
Repurchase Agreements	2.0
Networking Products	1.8
101.0%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus TechNet Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 99.0%
Advertising Sales — 6.0%
Focus Media Holding, Ltd. ADR†	67,395	$1,921,431
Applications Software — 5.3%
Salesforce.com, Inc.†	35,025	1,695,210
Cellular Telecom — 3.3%
NII Holdings, Inc.†	27,600	1,046,592
Commercial Services-Finance — 3.3%
Bankrate, Inc.†	27,600	1,073,916
Computer Services — 5.1%
Cognizant Technology Solutions Corp., Class A†	71,295	1,627,665
Computers — 12.3%
Apple, Inc.†	9,705	1,103,070
Hewlett-Packard Co.	55,335	2,558,690
Research In Motion, Ltd.†	4,435	302,911
		3,964,671
Computers-Integrated Systems — 6.9%
Brocade Communications Systems, Inc.†	66,000	384,120
Riverbed Technology, Inc.†	147,460	1,846,199
		2,230,319
Consulting Services — 3.2%
Gartner, Inc.†	44,950	1,019,466
Data Processing/Management — 2.2%
Fiserv, Inc.†	14,800	700,336
E-Commerce/Products — 6.3%
Amazon.com, Inc.†	27,650	2,011,814
Electronic Components-Semiconductors — 2.3%
Macrovision Solutions Corp.†	48,800	750,544
Electronic Forms — 2.2%
Adobe Systems, Inc.†	17,600	694,672
Enterprise Software/Service — 3.7%
Lawson Software, Inc.†	80,000	560,000
Oracle Corp.†	30,400	617,424
		1,177,424
Entertainment Software — 2.6%
Electronic Arts, Inc.†	22,400	828,576
Finance-Investment Banker/Broker — 3.3%
The Charles Schwab Corp.	40,750	1,059,500
Finance-Other Services — 2.3%
CME Group, Inc.	1,955	726,302
Internet Security — 2.1%
McAfee, Inc.†	19,700	669,012
Networking Products — 1.8%
Cisco Systems, Inc.†	26,300	593,328
Power Converter/Supply Equipment — 10.1%
Energy Conversion Devices, Inc.†	26,555	1,546,829
Suntech Power Holdings Co., Ltd. ADR†	47,360	1,698,803
		3,245,632
Web Hosting/Design — 3.3%
Equinix, Inc.†	15,435	1,072,115

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Web Portals/ISP — 2.9%
Google, Inc., Class A†	2,365	$947,230
Wireless Equipment — 8.5%
American Tower Corp., Class A†	29,285	1,053,382
QUALCOMM, Inc.	38,895	1,671,318
		2,724,700
Total Long-Term Investment Securities (cost $31,849,471)		31,780,455
REPURCHASE AGREEMENTS — 2.0%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $109,001 and collateralized by $115,000 of Federal Home Loan Bank Bonds, bearing interest at 2.98% due 01/19/10 and having an approximate value of $114,880	$109,000	109,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	540,000	540,000
Total Repurchase Agreements (cost $649,000)		649,000
TOTAL INVESTMENTS (cost $32,498,471)(2)	101.0%	32,429,455
Liabilities in excess of other assets	(1.0)	(316,343)
NET ASSETS	100.0%	$32,113,112

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Oil Companies-Integrated	9.9%
Telephone-Integrated	8.4
Aerospace/Defense	6.8
Computers	6.5
Repurchase Agreements	5.5
Agricultural Chemicals	5.0
Medical Information Systems	4.8
Cable TV	4.5
Wireless Equipment	4.3
Banks-Super Regional	3.8
Consulting Services	3.7
Retail-Restaurants	3.5
Insurance Brokers	3.5
Applications Software	3.4
Finance-Investment Banker/Broker	3.4
Transport-Rail	3.3
Tobacco	3.0
Telecommunication Equipment	2.9
Retail-Discount	2.7
Retail-Building Products	2.6
Time Deposit	2.5
Commercial Services-Finance	2.3
Diversified Manufacturing Operations	2.3
Oil & Gas Drilling	2.2
Medical-HMO	1.9
102.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Growth and Income Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 92.0%
Aerospace/Defense — 6.8%
General Dynamics Corp.	24,128	$1,776,303
Lockheed Martin Corp.	17,874	1,960,242
		3,736,545
Agricultural Chemicals — 5.0%
Monsanto Co.	17,202	1,702,654
Potash Corp. of Saskatchewan, Inc.	8,108	1,070,337
		2,772,991
Applications Software — 3.4%
Microsoft Corp.	70,000	1,868,300
Banks-Super Regional — 3.8%
Bank of America Corp.	60,000	2,100,000
Cable TV — 4.5%
Comcast Corp., Special Class A	125,100	2,466,972
Commercial Services-Finance — 2.3%
Mastercard, Inc., Class A	7,197	1,276,244
Computers — 6.5%
Apple, Inc.†	11,949	1,358,123
Dell, Inc.†	134,600	2,218,208
		3,576,331
Consulting Services — 3.7%
Huron Consulting Group, Inc.†	35,691	2,033,673
Diversified Manufacturing Operations — 2.3%
General Electric Co.	50,000	1,275,000
Finance-Investment Banker/Broker — 3.4%
JPMorgan Chase & Co.	40,000	1,868,000
Insurance Brokers — 3.5%
Willis Group Holdings, Ltd.	59,500	1,919,470
Medical Information Systems — 4.8%
Eclipsys Corp.†	126,277	2,645,503
Medical-HMO — 1.9%
WellPoint, Inc.†	23,100	1,080,387
Oil & Gas Drilling — 2.2%
Transocean, Inc.†	11,030	1,211,535
Oil Companies-Integrated — 9.9%
Chevron Corp.	20,000	1,649,600
Marathon Oil Corp.	95,900	3,823,533
		5,473,133
Retail-Building Products — 2.6%
Lowe's Cos., Inc.	61,145	1,448,525
Retail-Discount — 2.7%
Target Corp.	30,000	1,471,500
Retail-Restaurants — 3.5%
McDonald's Corp.	31,355	1,934,604
Telecommunication Equipment — 2.9%
Harris Corp.	35,000	1,617,000
Telephone-Integrated — 5.7%
AT&T, Inc.	62,600	1,747,792
Level 3 Communications, Inc.†	518,300	1,399,410
		3,147,202
Tobacco — 3.0%
Philip Morris International, Inc.	35,000	1,683,500

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Transport-Rail — 3.3%
Union Pacific Corp.	25,855	$1,839,842
Wireless Equipment — 4.3%
Crown Castle International Corp.†	82,800	2,398,716
Total Common Stock (cost $56,337,209)		50,844,973
CORPORATE BONDS & NOTES — 2.7%
Telephone-Integrated — 2.7%
Level 3 Financing, Inc. Company Guar. Notes 9.25% due 11/01/14 (cost $1,520,000)	$2,000,000	1,510,000
Total Long-Term Investment Securities (cost $57,857,209)		52,354,973
SHORT-TERM INVESTMENT SECURITIES — 2.5%
Time Deposit — 2.5%
Euro Time Deposit with State Street Bank & Trust Co. 0.85% due 10/01/08 (cost $1,369,000)	1,369,000	1,369,000
REPURCHASE AGREEMENTS — 5.5%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $2,163,021 and collateralized by $2,210,000 of Federal Home Loan Bank Bonds, bearing interest at 2.98%, due 01/19/10 and having an approximate value of $2,207,702	2,163,000	2,163,000
State Street Bank & Trust Co. Joint Repurchase Agreement(1)	871,000	871,000
Total Repurchase Agreements (cost $3,034,000)		3,034,000
TOTAL INVESTMENTS (cost $62,260,209)(2)	102.7%	56,757,973
Liabilities in excess of other assets	(2.7)	(1,470,601)
NET ASSETS	100.0%	$55,287,372

†  Non-income producing security

(1)  See Note 2 for details of Joint Repurchase Agreements.

(2)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Focus Value Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Real Estate Operations & Development	6.7%
Telephone-Integrated	5.3
Repurchase Agreements	5.1
Insurance-Multi-line	4.7
Publishing-Newspapers	4.7
Retail-Office Supplies	4.6
Transport-Marine	4.6
Diversified Operations	4.2
Finance-Credit Card	4.2
Banks-Fiduciary	4.1
Steel-Producers	3.9
Electronic Components-Misc.	3.9
Cellular Telecom	3.8
Banks-Commercial	3.8
Medical-Drugs	3.6
Retail-Building Products	3.6
Food-Misc.	3.5
Oil Companies-Exploration & Production	3.4
Electronic Components-Semiconductors	3.3
Diversified Manufacturing Operations	3.3
Insurance-Life/Health	3.2
Financial Guarantee Insurance	3.1
Retail-Auto Parts	2.6
Insurance-Property/Casualty	2.5
Wireless Equipment	2.4
Oil Refining & Marketing	1.9
Machinery-Farming	0.8
100.8%

*  Calculated as a percentage of net assets

Seasons Series Trust Focus Value Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
COMMON STOCK — 95.7%
Banks-Commercial — 3.8%
Synovus Financial Corp.	500,000	$5,175,000
Banks-Fiduciary — 4.1%
The Bank of New York Mellon Corp.	170,015	5,539,089
Cellular Telecom — 3.8%
NTT DoCoMo, Inc. ADR	326,000	5,183,400
Diversified Manufacturing Operations — 3.3%
General Electric Co.	173,000	4,411,500
Diversified Operations — 4.2%
Hutchison Whampoa, Ltd.(2)	748,600	5,698,860
Electronic Components-Misc. — 3.9%
AVX Corp.	509,568	5,192,498
Electronic Components-Semiconductors — 3.3%
Intel Corp.	237,000	4,439,010
Finance-Credit Card — 4.2%
American Express Co.	158,000	5,597,940
Financial Guarantee Insurance — 3.1%
MBIA, Inc.	356,558	4,243,040
Food-Misc. — 3.5%
Kraft Foods, Inc., Class A	145,000	4,748,750
Insurance-Life/Health — 3.2%
Power Corp. of Canada	145,100	4,301,532
Insurance-Multi-line — 4.7%
Hartford Financial Services Group, Inc.	50,000	2,049,500
Old Republic International Corp.	334,900	4,269,975
		6,319,475
Insurance-Property/Casualty — 2.5%
ProAssurance Corp.†	60,300	3,376,800
Machinery-Farming — 0.8%
Alamo Group, Inc.	66,551	1,134,695
Medical-Drugs — 3.6%
Pfizer, Inc.	265,000	4,886,600
Oil Companies-Exploration & Production — 3.4%
Devon Energy Corp.	50,000	4,560,000
Oil Refining & Marketing — 1.9%
Sunoco, Inc.	73,000	2,597,340
Publishing-Newspapers — 4.7%
The Washington Post Co., Class B	11,345	6,316,442
Real Estate Operations & Development — 6.7%
Forest City Enterprises, Inc., Class A	139,239	4,270,460
Hang Lung Group, Ltd.(2)	552,000	1,749,816
Henderson Land Development Co., Ltd.(2)	675,000	3,010,619
		9,030,895
Retail-Auto Parts — 2.6%
AutoZone, Inc.†	28,700	3,539,858
Retail-Building Products — 3.6%
Home Depot, Inc.	185,000	4,789,650

Security Description	Shares/ Principal Amount	Market Value (Note 2)
Retail-Office Supplies — 4.6%
Staples, Inc.	277,400	$6,241,500
Steel-Producers — 3.9%
POSCO ADR	56,700	5,294,079
Telephone-Integrated — 5.3%
Telephone & Data Systems, Inc.	200,000	7,180,000
Transport-Marine — 4.6%
Teekay Corp.	235,000	6,199,300
Wireless Equipment — 2.4%
Motorola, Inc.	450,000	3,213,000
Total Long-Term Investment Securities (cost $142,341,149)		129,210,253
REPURCHASE AGREEMENT — 5.1%
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $5,437,053 and collateralized by $5,275,000 of Federal Home Loan Bank Bonds, bearing interest at 5.38% due 09/30/22 and having an approximate value of $5,552,972	$5,437,000	5,437,000
Agreement with State Street Bank & Trust Co., bearing interest at 0.35%, dated 09/30/08, to be repurchased 10/01/08 in the amount of $1,448,014 and collateralized by $1,480,000 of Federal Home Loan Bank Notes, bearing interest at 2.98% due 01/19/10 and having an approximate value of $1,478,461	1,448,000	1,448,000
Total Repurchase Agreements (cost $6,885,000)		6,885,000
TOTAL INVESTMENTS (cost $149,226,149)(1)	100.8%	136,095,253
Liabilities in excess of other assets	(0.8)	(1,020,929)
NET ASSETS	100.0%	$135,074,324

†  Non-income producing security

(1)  See Note 4 for cost of investments on a tax basis.

(2)  Security was valued using fair value procedures at September 30, 2008. See Note 2 regarding fair value procedures for foreign equity securities.

ADR — American Depository Receipt

See Notes to Financial Statements

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	71.2%
International Equity Investment Company	25.9
Fixed Income Investment Companies	3.1
100.2%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.2%
Domestic Equity Investment Companies — 71.2%
Seasons Series Trust Focus Growth Portfolio, Class 3†	408,911	$3,060,126
Seasons Series Trust Focus Value Portfolio, Class 3	677,021	8,842,003
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,623,697	22,620,877
Seasons Series Trust Large Cap Value Portfolio, Class 3	3,640,726	41,729,241
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	270,479	3,100,525
Seasons Series Trust Mid Cap Value Portfolio, Class 3	753,145	10,491,229
Seasons Series Trust Small Cap Portfolio, Class 3	3,111,894	24,367,626
Total Domestic Equity Investment Companies (cost $140,635,952)		114,211,627
Fixed Income Investment Companies — 3.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	156,888	1,677,010
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	349,571	3,321,833
Total Fixed Income Investment Companies (cost $5,313,061)		4,998,843
International Equity Investment Company — 25.9%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $56,062,587)	5,037,475	41,545,000
TOTAL INVESTMENTS (cost $202,011,600)(1)	100.2%	160,755,470
Liabilities in excess of other assets	(0.2)	(345,814)
NET ASSETS	100.0%	$160,409,656

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis

See Notes to Financials Statements

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	60.2%
International Equity Investment Companies	21.3
Fixed Income Investment Companies	18.6
100.1%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Growth Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited))

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.1%
Domestic Equity Investment Companies — 60.2%
Seasons Series Trust Focus Growth Portfolio, Class 3†	924,721	$6,920,236
Seasons Series Trust Focus Value Portfolio, Class 3	1,857,029	24,253,095
Seasons Series Trust Large Cap Growth Portfolio, Class 3	6,567,106	56,619,982
Seasons Series Trust Large Cap Value Portfolio, Class 3	10,033,920	115,006,704
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	613,259	7,029,853
Seasons Series Trust Mid Cap Value Portfolio, Class 3	2,117,274	29,493,387
Seasons Series Trust Small Cap Portfolio, Class 3	7,273,378	56,954,040
Total Domestic Equity Investment Companies (cost $356,491,234)		296,277,297
Fixed Income Investment Companies — 18.6%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	5,725,446	61,200,593
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,190,532	30,318,319
Total Fixed Income Investment Companies (cost $94,409,959)		91,518,912
International Equity Investment Company — 21.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $138,286,096)	12,698,273	104,725,042
TOTAL INVESTMENTS (cost $589,187,289)(1)	100.1%	492,521,251
Liabilities in excess of other assets	(0.1)	(635,782)
NET ASSETS	100.0%	$491,885,469

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Domestic Equity Investment Companies	50.3%
Fixed Income Investment Companies	34.1
International Equity Investment Companies	16.3
100.7%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Moderate Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 100.7%
Domestic Equity Investment Companies — 50.3%
Seasons Series Trust Focus Growth Portfolio, Class 3†	476,576	$3,566,502
Seasons Series Trust Focus Value Portfolio, Class 3	837,091	10,932,549
Seasons Series Trust Large Cap Growth Portfolio, Class 3	2,723,613	23,482,323
Seasons Series Trust Large Cap Value Portfolio, Class 3	4,490,965	51,474,506
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	198,246	2,272,518
Seasons Series Trust Mid Cap Value Portfolio, Class 3	877,711	12,226,419
Seasons Series Trust Small Cap Portfolio, Class 3	2,540,939	19,896,770
Total Domestic Equity Investment Companies (cost $150,230,311)		123,851,587
Fixed Income Investment Companies — 34.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,654,004	49,747,714
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	3,591,407	34,127,669
Total Fixed Income Investment Companies (cost $86,829,466)		83,875,383
International Equity Investment Company — 16.3%
Seasons Series Trust International Equity Portfolio, Class 3 (cost $53,388,570)	4,876,850	40,220,301
TOTAL INVESTMENTS (cost $290,448,347)(1)	100.7%	247,947,271
Liabilities in excess of other assets	(0.7)	(1,656,683)
NET ASSETS	100.0%	$246,290,588

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statements

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO PROFILE — September 30, 2008 (unaudited)

Industry Allocation*
Fixed Income Investment Companies	49.1%
Domestic Equity Investment Companies	38.6
International Equity Investment Companies	11.7
99.4%

*  Calculated as a percentage of net assets

Seasons Series Trust Allocation Balanced Portfolio

PORTFOLIO OF INVESTMENTS — September 30, 2008 (unaudited)

Security Description	Shares	Market Value (Note 2)
AFFILIATED REGISTERED INVESTMENT COMPANIES# — 99.4%
Domestic Equity Investment Companies — 38.6%
Seasons Series Trust Focus Growth Portfolio, Class 3†	170,431	$1,275,439
Seasons Series Trust Focus Value Portfolio, Class 3	405,917	5,301,343
Seasons Series Trust Large Cap Growth Portfolio, Class 3	1,090,322	9,400,493
Seasons Series Trust Large Cap Value Portfolio, Class 3	2,099,501	24,064,043
Seasons Series Trust Mid Cap Growth Portfolio, Class 3	108,055	1,238,642
Seasons Series Trust Mid Cap Value Portfolio, Class 3	382,813	5,332,545
Seasons Series Trust Small Cap Portfolio, Class 3	778,320	6,094,617
Total Domestic Equity Investment Companies (cost $62,624,226)		52,707,122
Fixed Income Investment Companies — 49.1%
Seasons Series Trust Diversified Fixed Income Portfolio, Class 3	4,221,121	45,120,523
Seasons Series Trust Strategic Fixed Income Portfolio, Class 3	2,317,248	22,019,860
Total Fixed Income Investment Companies (cost $68,951,117)		67,140,383
International Equity Investment Company — 11.7%
Seasons Series Trust International Equity Portfolio, Class 3
(cost $20,444,150)	1,936,797	15,973,128
TOTAL INVESTMENTS (cost $152,019,493)(1)	99.4%	135,820,633
Other assets less liabilities	0.6	813,671
NET ASSETS	100.0%	$136,634,304

†  Non-income producing security

#  See Note 9

(1)  See Note 4 for cost of investments on a tax basis.

See Notes to Financial Statement

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES

September 30, 2008 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$106,229,995	$217,474,627	$191,313,742	$154,541,647	$272,738,885	$214,136,492
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	2,100,000	2,600,000	1,400,000	600,000	16,439,957	5,787,003
Repurchase agreements (cost approximates market value)	6,113,000	12,469,000	489,000	682,000	7,839,000	—
Total Investments	114,442,995	232,543,627	193,202,742	155,823,647	297,017,842	219,923,495
Cash	5,752,935	7,592,167	4,794,606	1,486,762	—	34,947
Foreign cash*	202	288	173	272	146,794	344,322
Due from broker	—	775,000	—	—	—	—
Receivable for:
Fund shares sold	218,752	306,863	144,504	97,646	355,228	297,921
Dividends and interest	366,201	1,009,319	1,248,272	1,077,685	1,428,349	197,161
Investments sold	3,788,305	7,368,035	8,827,901	10,441,621	40,059,984	2,094,737
Interest on swap contracts	—	—	—	—	307,277	—
Prepaid expenses and other assets	7,442	10,356	2,098	2,143	101,452	2,787
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	24,910	—
Variation margin on futures contracts	70,241	242,686	281,432	288,038	2,807,447	—
Unrealized appreciation on forward foreign currency contracts	102,716	365,475	421,930	412,090	3,276,970	—
Unrealized appreciation on swap contracts	—	—	—	—	2,308,735	—
Total assets	124,749,789	250,213,816	208,923,658	169,629,904	347,834,988	222,895,370
LIABILITIES:
Payable for:
Fund shares redeemed	389,025	387,492	528,768	1,196,401	1,109,494	826,798
Investments purchased	10,593,923	33,828,877	38,504,612	41,513,711	52,961,344	790,125
Interest on swap contracts	—	—	—	—	414,069	—
Accrued foreign tax on capital gains	—	—	—	—	8,003	—
Investment advisory and management fees	90,623	163,795	123,916	85,964	209,533	167,588
Service fees — Class 2	6,866	16,129	13,698	9,960	20,637	16,127
Service fees — Class 3	9,389	15,382	10,566	7,464	19,235	15,474
Trustees' fees and expenses	3,082	5,519	4,270	3,003	7,319	5,884
Other accrued expenses	106,517	142,810	117,109	100,924	216,704	120,907
Line of credit	—	129,584	336,549	106,716	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	—	—	219,849	—
Securities sold short, at market value#	—	—	—	—	5,846,250	—
Call and put options written, at value@	—	—	—	—	351,752	—
Unrealized depreciation on forward foreign currency contracts	35,779	144,500	161,971	153,886	4,427,072	—
Unrealized depreciation on swap contracts	—	—	—	—	2,604,151	—
Total liabilities	11,235,204	34,834,088	39,801,459	43,178,029	68,415,412	1,942,903
NET ASSETS	$113,514,585	$215,379,728	$169,122,199	$126,451,875	$279,419,576	$220,952,467
* Cost
Long-term investment securities (unaffiliated)	$105,707,228	$220,796,632	$198,106,229	$161,557,782	$307,661,477	$234,013,474
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$2,100,000	$2,600,000	$1,400,000	$600,000	$16,439,957	$5,787,003
Foreign cash	$201	$286	$172	$270	$147,898	$345,864
# Proceeds from securities sold short	$—	$—	$—	$—	$5,898,750	$—
@ Premiums received on options written	$—	$—	$—	$—	$210,193	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2008 (unaudited)

	Multi- Managed Growth	Multi- Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
NET ASSETS REPRESENTED BY:
Capital paid-in	$127,185,941	$211,672,604	$155,814,961	$120,776,864	$288,203,188	$215,652,761
Accumulated undistributed net investment income (loss)	1,636,494	7,194,337	10,262,197	8,651,835	15,244,881	282,298
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts, and foreign exchange transactions	(15,988,081)	(715,060)	9,255,209	3,507,172	13,888,303	24,905,856
Unrealized appreciation (depreciation) on investments	522,767	(3,322,005)	(6,792,487)	(7,016,135)	(34,922,592)	(19,876,982)
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	89,055	327,493	321,045	269,008	(2,009,112)	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	68,409	222,359	261,274	263,131	(1,029,589)	(11,466)
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	52,500	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	(8,003)	—
NET ASSETS	$113,514,585	$215,379,728	$169,122,199	$126,451,875	$279,419,576	$220,952,467
Class 1 (unlimited shares authorized):
Net assets	$20,637,214	$26,568,189	$21,658,523	$16,994,287	$38,720,946	$31,147,307
Shares of beneficial interest issued and outstanding	1,658,002	2,163,192	1,780,593	1,449,213	3,719,056	2,251,019
Net asset value, offering and redemption price per share	$12.45	$12.28	$12.16	$11.73	$10.41	$13.84
Class 2 (unlimited shares authorized):
Net assets	$50,552,044	$119,445,728	$100,889,274	$74,743,083	$153,669,690	$119,921,695
Shares of beneficial interest issued and outstanding	4,074,420	9,759,671	8,320,584	6,392,844	14,805,207	8,740,514
Net asset value, offering and redemption price per share	$12.41	$12.24	$12.13	$11.69	$10.38	$13.72
Class 3 (unlimited shares authorized):
Net assets	$42,325,327	$69,365,811	$46,574,402	$34,714,505	$87,028,940	$69,883,465
Shares of beneficial interest issued and outstanding	3,418,318	5,678,609	3,848,585	2,974,239	8,403,822	5,112,478
Net asset value, offering and redemption price per share	$12.38	$12.22	$12.10	$11.67	$10.36	$13.67

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2008 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$204,740,817	$32,816,599	$355,618,833	$112,088,270	$166,987,512	$171,021,119
Long-term investment securities, at market value (affiliated)*	55,884	9,287	105,438	—	—	—
Short-term investment securities, at market value (unaffiliated)*	2,459,919	340,411	582,225	65,799	54,926	225,697
Repurchase agreements (cost approximates market value)	13,951,000	536,000	170,000	2,046,000	7,121,000	24,709,000
Total Investments	221,207,620	33,702,297	356,476,496	114,200,069	174,163,438	195,955,816
Cash	7,294,720	2,496	—	28,463	—	834
Foreign cash*	1	6,748	—	27,973	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	1,712,050	109,950	337,447	830,182	258,313	153,718
Dividends and interest	155,362	50,871	838,730	73,982	321,630	151,321
Investments sold	1,330,262	520,956	6,860,663	4,149,458	2,118,817	2,357,294
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	4,551	2,405	2,653	3,585	4,071	14,201
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	23,000	12,550	26,600	32,000	32,000	84,900
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	231,727,566	34,408,273	364,542,589	119,345,712	176,898,269	198,718,084
LIABILITIES:
Payable for:
Fund shares redeemed	308,566	63,506	1,839,875	278,071	522,887	1,532,752
Investments purchased	12,850,534	459,611	1,944,919	809,997	2,641,321	4,394,813
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	144,305	24,320	251,609	95,791	129,476	139,910
Service fees — Class 2	8,396	2,717	9,983	7,890	8,983	6,217
Service fees — Class 3	29,725	2,644	61,515	13,436	21,212	29,620
Trustees' fees and expenses	5,400	934	7,979	3,287	4,250	4,215
Other accrued expenses	106,661	71,823	146,878	95,920	115,454	144,243
Line of credit	—	—	1,069,811	2,949,700	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment advisor for expense recoupment	—	3,683	—	—	—	—
Due to custodian	—	—	90,648	—	53,738	—
Securities sold short, at market value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	13,453,587	629,238	5,423,217	4,254,092	3,497,321	6,251,770
NET ASSETS	$218,273,979	$33,779,035	$359,119,372	$115,091,620	$173,400,948	$192,466,314
* Cost
Long-term investment securities (unaffiliated)	$211,634,546	$34,819,230	$409,096,994	$125,631,475	$198,627,742	$193,699,589
Long-term investment securities (affiliated)	$997,510	$193,223	$1,639,573	$—	$—	$—
Short-term investment securities (unaffiliated)	$2,459,834	$340,369	$582,147	$65,714	$54,848	$225,364
Foreign cash	$1	$6,748	$—	$27,913	$—	$—
# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2008 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
NET ASSETS REPRESENTED BY:
Capital paid-in	$218,586,853	$34,577,957	$383,591,203	$110,095,395	$185,960,164	$225,687,365
Accumulated undistributed net investment income (loss)	(953,526)	413,272	8,980,624	(330,292)	2,560,341	57,645
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts, and foreign exchange transactions	8,497,739	981,673	21,567,383	18,896,105	16,547,355	(10,562,883)
Unrealized appreciation (depreciation) on investments	(7,835,270)	(2,186,525)	(55,012,218)	(13,543,120)	(31,640,152)	(22,678,137)
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	(20,720)	(6,867)	(7,620)	(26,759)	(26,760)	(37,676)
Unrealized foreign exchange gain (loss) on other assets and liabilities		(1,097)	(475)	—	291	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$218,273,979	$33,779,035	$359,119,372	$115,091,620	$173,400,948	$192,466,314
Class 1 (unlimited shares authorized):
Net assets	$6,006,296	$1,942,876	$10,353,720	$7,073,692	$8,227,238	$5,293,803
Shares of beneficial interest issued and outstanding	686,777	209,546	898,556	604,398	586,654	662,553
Net asset value, offering and redemption price per share	$8.75	$9.27	$11.52	$11.70	$14.02	$7.99
Class 2 (unlimited shares authorized):
Net assets	$60,893,360	$20,074,281	$73,824,702	$57,150,382	$65,820,223	$46,307,173
Shares of beneficial interest issued and outstanding	7,029,078	2,172,921	6,429,575	4,952,047	4,713,263	5,873,609
Net asset value, offering and redemption price per share	$8.66	$9.24	$11.48	$11.54	$13.97	$7.88
Class 3 (unlimited shares authorized):
Net assets	$151,374,323	$11,761,878	$274,940,950	$50,867,546	$99,353,487	$140,865,338
Shares of beneficial interest issued and outstanding	17,553,020	1,275,828	23,989,314	4,438,885	7,132,545	17,991,819
Net asset value, offering and redemption price per share	$8.62	$9.22	$11.46	$11.46	$13.93	$7.83

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2008 (unaudited)

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$327,186,750	$310,549,800	$137,653,148	$—	$75,143,862	$31,780,455
Long-term investment securities, at market value (affiliated)*	—	—	—	—	—	—
Short-term investment securities, at market value (unaffiliated)*	3,000,665	—	19,326,108	187,089,621	100,000	—
Repurchase agreements (cost approximates market value)	14,887,000	12,768,000	—	—	5,386,000	649,000
Total Investments	345,074,415	323,317,800	156,979,256	187,089,621	80,629,862	32,429,455
Cash	—	—	118,632	20,997	11,796	868
Foreign cash*	3,541,618	—	254,245	—	23	—
Due from broker	—	44,936	—	—	—	—
Receivable for:
Fund shares sold	2,621,406	657,562	302,788	4,856,205	853,802	97,222
Dividends and interest	1,379,221	3,254,760	1,962,080	29,853	65,908	11,033
Investments sold	4,074,146	11,637,818	8,424,299	—	3,071,529	345,305
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	2,686	2,089	2,087	2,089	7,296	2,134
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	1,814
Variation margin on futures contracts	598	—	31,875	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	76	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	356,694,090	338,914,965	168,075,338	191,998,765	84,640,216	32,887,831
LIABILITIES:
Payable for:
Fund shares redeemed	445,402	2,046,094	344,083	2,650,005	435,160	383,842
Investments purchased	6,148,495	11,571,165	30,452,041	—	1,221,837	128,544
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	81	—	—	—	—	—
Investment advisory and management fees	278,367	190,369	95,120	58,565	81,392	35,468
Service fees — Class 2	11,033	13,126	—	9,849	5,630	2,320
Service fees — Class 3	54,047	46,702	29,725	15,088	10,407	3,518
Trustees' fees and expenses	8,635	6,370	2,694	2,634	2,579	902
Other accrued expenses	290,033	139,324	96,249	61,069	61,468	44,592
Line of credit	—	—	—	—	—	175,533
Variation margin on futures contracts	—	37,955	—	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—	—
Due to custodian	83,255	128,454	—	—	—	—
Securities sold short, at market value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	246	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	7,319,348	14,179,559	31,020,158	2,797,210	1,818,473	774,719
NET ASSETS	$349,374,742	$324,735,406	$137,055,180	$189,201,555	$82,821,743	$32,113,112
* Cost
Long-term investment securities (unaffiliated)	$400,938,536	$320,597,868	$152,025,097	$—	$75,076,645	$31,849,471
Long-term investment securities (affiliated)	$—	$—	$—	$—	$—	$—
Short-term investment securities (unaffiliated)	$3,000,311	$—	$19,323,924	$188,374,532	$100,000	$—
Foreign cash	$3,722,845	$—	$259,180	$—	$27	$—
# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2008 (unaudited)

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
NET ASSETS REPRESENTED BY:
Capital paid-in	$410,462,645	$318,389,506	$146,803,146	$185,217,027	$79,343,254	$30,174,197
Accumulated undistributed net investment income (loss)	11,818,620	16,854,171	5,656,858	6,232,151	(279,641)	(267,351)
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts, and foreign exchange transactions	1,180,739	(450,348)	(1,036,681)	(962,712)	3,690,917	2,275,282
Unrealized appreciation (depreciation) on investments	(73,751,432)	(10,048,068)	(14,369,766)	(1,284,911)	67,217	(69,016)
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	(125,286)	(9,855)	9,064	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(210,463)	—	(7,441)	—	(4)	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	(81)	—	—	—	—	—
NET ASSETS	$349,374,742	$324,735,406	$137,055,180	$189,201,555	$82,821,743	$32,113,112
Class 1 (unlimited shares authorized):
Net assets	$9,084,451	$6,977,449	$—	$11,146,519	$2,428,134	$—
Shares of beneficial interest issued and outstanding	1,096,175	649,197	—	988,990	318,766	—
Net asset value, offering and redemption price per share	$8.29	$10.75	$—	$11.27	$7.62	$—
Class 2 (unlimited shares authorized):
Net assets	$80,051,237	$103,377,747	$—	$90,960,061	$40,664,259	$16,799,654
Shares of beneficial interest issued and outstanding	9,684,471	9,645,111	—	8,092,186	5,401,611	3,126,188
Net asset value, offering and redemption price per share	$8.27	$10.72	$—	$11.24	$7.53	$5.37
Class 3 (unlimited shares authorized):
Net assets	$260,239,054	$214,380,210	$137,055,180	$87,094,975	$39,729,350	$15,313,458
Shares of beneficial interest issued and outstanding	31,562,734	20,055,253	14,423,205	7,762,897	5,308,860	2,865,994
Net asset value, offering and redemption price per share	$8.25	$10.69	$9.50	$11.22	$7.48	$5.34

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2008 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
ASSETS:
Long-term investment securities, at market value (unaffiliated)*	$52,354,973	$129,210,253	$—	$—	$—	$—
Long-term investment securities, at market value (affiliated)*	—	—	160,755,470	492,521,251	247,947,271	135,820,633
Short-term investment securities, at market value (unaffiliated)*	1,369,000	—	—	—	—	—
Repurchase agreements (cost approximates market value)	3,034,000	6,885,000	—	—	—	—
Total Investments	56,757,973	136,095,253	160,755,470	492,521,251	247,947,271	135,820,633
Cash	926	1,162	—	566,164	—	111,034
Foreign cash*	18	38,796	—	—	—	—
Due from broker	—	—	—	—	—	—
Receivable for:
Fund shares sold	34,957	113,683	191,968	753,569	460,398	1,148,412
Dividends and interest	133,091	202,485	—	—	—	—
Investments sold	2,061,020	2,032,563	119,775	—	66,674	—
Interest on swap contracts	—	—	—	—	—	—
Prepaid expenses and other assets	12,340	3,198	2,090	2,089	2,092	2,093
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized appreciation on swap contracts	—	—	—	—	—	—
Total assets	59,000,325	138,487,140	161,069,303	493,843,073	248,476,435	137,082,172
LIABILITIES:
Payable for:
Fund shares redeemed	521,530	1,264,268	460,368	1,228,486	2,022,093	274,702
Investments purchased	3,072,380	1,922,375	—	566,164	—	111,034
Interest on swap contracts	—	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—	—
Investment advisory and management fees	50,303	122,866	14,260	42,229	21,467	11,412
Service fees — Class 2	4,062	7,054	—	—	—	—
Service fees — Class 3	5,805	18,959	—	—	—	—
Trustees' fees and expenses	1,471	3,443	4,115	9,761	5,118	2,647
Other accrued expenses	57,402	73,851	61,129	110,964	70,495	48,073
Line of credit	—	—	—	—	—	—
Variation margin on futures contracts	—	—	—	—	—	—
Due to investment advisor for expense recoupment	—	—	—	—	—	—
Due to custodian	—	—	119,775	—	66,674	—
Securities sold short, at market value#	—	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—	—
Unrealized depreciation on swap contracts	—	—	—	—	—	—
Total liabilities	3,712,953	3,412,816	659,647	1,957,604	2,185,847	447,868
NET ASSETS	$55,287,372	$135,074,324	$160,409,656	$491,885,469	$246,290,588	$136,634,304
* Cost
Long-term investment securities (unaffiliated)	$57,857,209	$142,341,149	$—	$—	$—	$—
Long-term investment securities (affiliated)	$—	$—	$202,011,600	$589,187,289	$290,448,347	$152,019,493
Short-term investment securities (unaffiliated)	$1,369,000	$—	$—	$—	$—	$—
Foreign cash	$21	$38,811	$—	$—	$—	$—
# Proceeds from securities sold short	$—	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—	$—

SEASONS SERIES TRUST
STATEMENTS OF ASSETS AND LIABILITIES — (continued)

September 30, 2008 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
NET ASSETS REPRESENTED BY:
Capital paid-in	$58,513,797	$142,010,201	$185,241,164	$563,667,850	$273,608,224	$146,707,292
Accumulated undistributed net investment income (loss)	293,541	2,903,248	4,880,176	32,617,784	17,501,059	2,954,224
Accumulated undistributed net realized gain (loss) on investments, futures contracts, options contracts, securities sold short, swap contracts, and foreign exchange transactions	1,982,273	3,291,827	11,544,446	(7,734,127)	(2,317,619)	3,171,648
Unrealized appreciation (depreciation) on investments	(5,502,236)	(13,130,896)	(41,256,130)	(96,666,038)	(42,501,076)	(16,198,860)
Unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	—	—	—	—	—	—
Unrealized foreign exchange gain (loss) on other assets and liabilities	(3)	(56)	—	—	—	—
Unrealized appreciation (depreciation) on investments sold short	—	—	—	—	—	—
Accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
NET ASSETS	$55,287,372	$135,074,324	$160,409,656	$491,885,469	$246,290,588	$136,634,304
Class 1 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—	$—
Class 2 (unlimited shares authorized):
Net assets	$29,392,983	$51,319,865	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	3,571,205	3,920,559	—	—	—	—
Net asset value, offering and redemption price per share	$8.23	$13.09	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$25,894,389	$83,754,459	$160,409,656	$491,885,469	$246,290,588	$136,634,304
Shares of beneficial interest issued and outstanding	3,157,802	6,416,030	15,936,669	48,348,376	24,325,659	13,591,243
Net asset value, offering and redemption price per share	$8.20	$13.05	$10.07	$10.17	$10.12	$10.05

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS

For the period ended September 30, 2008 (unaudited)

	Multi- Managed Growth	Multi Managed Moderate Growth	Multi- Managed Income/Equity	Multi- Managed Income	Asset Allocation: Diversified Growth	Stock
INVESTMENT INCOME:
Dividends (unaffiliated)	$464,502	$709,410	$419,146	$166,291	$3,809,424	$1,605,103
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	1,091,434	3,221,228	3,992,791	3,449,070	1,809,324	69,091
Total investment income*	1,555,936	3,930,638	4,411,937	3,615,361	5,618,748	1,674,194
EXPENSES:
Investment advisory and management fees	626,062	1,110,769	816,719	553,304	1,424,338	1,163,609
Service fees
Class 2	48,550	111,779	90,899	64,555	143,049	114,313
Class 3	62,499	100,990	68,548	46,910	127,584	104,729
Custodian and accounting fees	114,592	132,518	111,297	101,445	267,734	86,230
Reports to shareholders	11,276	20,410	14,759	11,294	24,804	20,934
Audit and tax fees	16,457	16,457	16,457	16,457	16,458	13,590
Legal fees	299	3,497	3,888	336	2,884	3,033
Trustees' fees and expenses	6,735	12,354	9,646	6,861	16,029	12,604
Interest expense	79	194	345	88	—	—
Other expenses	5,049	6,868	5,712	4,245	8,127	9,539
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	891,598	1,515,836	1,138,270	805,495	2,031,007	1,528,581
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—	(170,208)	—
Custody credits earned on cash balances	(2,070)	(2,361)	(853)	(301)	—	(244)
Fees paid indirectly (Note 6)	(7,480)	(11,717)	(324)	(181)	(17,937)	(2,076)
Net expenses	882,048	1,501,758	1,137,093	805,013	1,842,862	1,526,261
Net investment income (loss)	673,888	2,428,880	3,274,844	2,810,348	3,775,886	147,933
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	2,020,482	1,460,642	2,428,427	421,860	(7,789,704)	4,694,664
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short and bond forward contracts	(112,164)	(323,071)	(395,607)	(383,089)	(4,765,236)	—
Net realized foreign exchange gain (loss) on other assets and liabilities	81,425	278,786	328,608	329,543	3,387,680	(60,198)
Net realized gain (loss) on investments and foreign currencies	1,989,743	1,416,357	2,361,428	368,314	(9,167,260)	4,634,466
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(18,672,405)	(28,131,775)	(18,605,600)	(10,327,562)	(37,153,808)	(39,978,911)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	219,537	693,718	782,008	708,501	100,013	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	71,349	237,031	277,419	276,588	423,252	(12,105)
Change in unrealized appreciation (depreciation) on securities sold short	—	—	—	—	52,500	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	5,475	—
Net unrealized gain (loss) on investments and foreign currencies	(18,381,519)	(27,201,026)	(17,546,173)	(9,342,473)	(36,572,568)	(39,991,016)
Net realized and unrealized gain (loss) on investments and foreign currencies	(16,391,776)	(25,784,669)	(15,184,745)	(8,974,159)	(45,739,828)	(35,356,550)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,717,888)	$(23,355,789)	$(11,909,901)	$(6,163,811)	$(41,963,942)	$(35,208,617)
* Net of foreign withholding taxes on interest and dividends of	$12,308	$14,209	$7,696	$2,914	$301,948	$77,224
**Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$8,003	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2008 (unaudited)

	Large Cap Growth	Large Cap Composite	Large Cap Value	Mid Cap Growth	Mid Cap Value	Small Cap
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,153,551	$390,223	$5,622,434	$570,535	$2,185,708	$1,239,776
Dividends (affiliated)	6,394	1,284	13,043	—	—	—
Interest (unaffiliated)	51,154	7,112	151,687	29,878	25,550	89,723
Total investment income*	1,211,099	398,619	5,787,164	600,413	2,211,258	1,329,499
EXPENSES:
Investment advisory and management fees	997,938	169,029	1,548,812	658,115	849,988	857,220
Service fees
Class 2	60,262	19,228	67,818	55,439	61,427	40,297
Class 3	202,152	17,791	366,701	90,020	134,491	177,348
Custodian and accounting fees	81,603	83,134	106,683	87,841	100,762	173,003
Reports to shareholders	22,092	3,240	39,099	12,360	14,955	16,707
Audit and tax fees	13,585	13,585	13,585	13,585	13,585	13,585
Legal fees	3,841	162	4,085	4,027	3,579	4,080
Trustees' fees and expenses	12,120	1,862	18,217	7,195	8,978	9,043
Interest expense	485	30	327	831	—	—
Other expenses	6,812	3,521	8,645	4,657	5,699	5,382
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	1,400,890	311,582	2,173,972	934,070	1,193,464	1,296,665
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	(42,106)	—	—	—	—
Custody credits earned on cash balances	(2,046)	(45)	(185)	(84)	(74)	(732)
Fees paid indirectly (Note 6)	(4,621)	(1,810)	(2,997)	(2,813)	(4,761)	(15,201)
Net expenses	1,394,223	267,621	2,170,790	931,173	1,188,629	1,280,732
Net investment income (loss)	(183,124)	130,998	3,616,374	(330,760)	1,022,629	48,767
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	828,866	(744,135)	1,570,712	3,765,918	(3,637,578)	(2,254,787)
Net realized gain (loss) on investments (affiliated)	(80,124)	(13,681)	(66,570)	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short and bond forward contracts	(28,381)	(21,755)	(53,530)	9,266	9,266	18,547
Net realized foreign exchange gain (loss) on other assets and liabilities	(2,152)	(3,992)	387	(3,465)	—	—
Net realized gain (loss) on investments and foreign currencies	718,209	(783,563)	1,450,999	3,771,719	(3,628,312)	(2,236,240)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(31,631,225)	(4,176,316)	(46,266,728)	(19,559,620)	(15,733,399)	(9,990,922)
Change in unrealized appreciation (depreciation) on investments (affiliated)	(514,231)	(105,580)	(1,188,903)	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	(38,300)	(17,950)	(40,500)	(63,350)	(63,351)	(95,713)
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,719)	(1,359)	89	(74)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	600	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(32,187,475)	(4,300,605)	(47,496,042)	(19,623,044)	(15,796,750)	(10,086,635)
Net realized and unrealized gain (loss) on investments and foreign currencies	(31,469,266)	(5,084,168)	(46,045,043)	(15,851,325)	(19,425,062)	(12,322,875)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(31,652,390)	$(4,953,170)	$(42,428,669)	$(16,182,085)	$(18,402,433)	$(12,274,108)
* Net of foreign withholding taxes on interest and dividends of	$18,090	$3,844	$13,748	$2,305	$269	$342
**Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2008 (unaudited)

	International Equity	Diversified Fixed Income	Strategic Fixed Income	Cash Management	Focus Growth	Focus TechNet
INVESTMENT INCOME:
Dividends (unaffiliated)	$9,091,266	$17,140	$11,964	$—	$425,843	$36,467
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	53,835	7,483,799	4,606,844	1,829,057	70,681	6,880
Total investment income*	9,145,101	7,500,939	4,618,808	1,829,057	496,524	43,347
EXPENSES:
Investment advisory and management fees	1,926,648	1,108,632	549,924	307,262	586,136	243,576
Service fees
Class 2	84,176	81,741	—	51,253	41,699	15,837
Class 3	362,208	261,290	171,851	76,723	72,948	24,347
Custodian and accounting fees	361,645	117,859	56,190	21,679	47,900	28,809
Reports to shareholders	36,011	38,782	16,248	15,291	10,529	3,883
Audit and tax fees	16,684	15,963	23,494	14,685	12,821	12,821
Legal fees	3,066	5,710	1,439	13,202	228	234
Trustees' fees and expenses	19,520	15,253	6,325	6,988	5,750	1,758
Interest expense	4,351	1,187	1,726	—	497	1,765
Other expenses	11,825	6,803	3,618	3,615	3,857	2,687
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	2,826,134	1,653,220	830,815	510,698	782,365	335,717
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—	—	(21,358)
Custody credits earned on cash balances	(2,697)	(7,124)	(1,441)	(722)	(2,750)	(149)
Fees paid indirectly (Note 6)	(518)	—	—	—	(3,450)	(3,512)
Net expenses	2,822,919	1,646,096	829,374	509,976	776,165	310,698
Net investment income (loss)	6,322,182	5,854,843	3,789,434	1,319,081	(279,641)	(267,351)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(22,528,179)	926,371	(525,977)	(930,518)	677,099	308,459
Net realized gain (loss) on investments (affiliated)	—	—	—	—	—	—
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short and bond forward contracts	(699,433)	(30,397)	(27,845)	—	—	—
Net realized foreign exchange gain (loss) on other — assets and liabilities	(716,783)	—	110,670	—	—	—
Net realized gain (loss) on investments and foreign currencies	(23,944,395)	895,974	(443,152)	(930,518)	677,099	308,459
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(80,254,169)	(17,390,376)	(9,077,307)	(96,146)	(21,817,027)	(1,650,268)
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	—	—	—	—
Change in unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	(152,533)	(14,811)	10,503	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(193,903)	—	(6,813)	—	(1)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	(81)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(80,600,686)	(17,405,187)	(9,073,617)	(96,146)	(21,817,028)	(1,650,268)
Net realized and unrealized gain (loss) on investments and foreign currencies	(104,545,081)	(16,509,213)	(9,516,769)	(1,026,664)	(21,139,929)	(1,341,809)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(98,222,899)	$(10,654,370)	$(5,727,335)	$292,417	$(21,419,570)	$(1,609,160)
* Net of foreign withholding taxes on interest and dividends of	$873,206	$345	$(2,009)	$—	$3,755	$—
**Net of foreign withholding taxes on capital gains of	$81	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENTS OF OPERATIONS — (continued)

For the period ended September 30, 2008 (unaudited)

	Focus Growth and Income	Focus Value	Allocation Growth	Allocation Moderate Growth	Allocation Moderate	Allocation Balanced
INVESTMENT INCOME:
Dividends (unaffiliated)	$492,885	$1,754,179	$—	$—	$—	$—
Dividends (affiliated)	—	—	—	—	—	—
Interest (unaffiliated)	112,341	17,574	—	—	—	—
Total investment income*	605,226	1,771,753	—	—	—	—
EXPENSES:
Investment advisory and management fees	341,439	791,349	96,827	247,324	128,423	66,711
Service fees
Class 2	27,892	48,647	—	—	—	—
Class 3	38,872	116,759	—	—	—	—
Custodian and accounting fees	26,932	48,086	12,177	10,416	12,945	10,949
Reports to shareholders	5,972	12,960	17,400	64,146	30,076	16,431
Audit and tax fees	12,821	12,821	9,800	9,800	9,800	9,800
Legal fees	84	4,171	4,158	6,250	5,123	751
Trustees' fees and expenses	3,194	7,520	9,331	22,195	11,710	6,079
Interest expense	94	—	—	—	—	—
Other expenses	3,250	4,716	4,818	8,840	5,319	3,465
Total expenses before fee waivers, expense reimbursements, expense recoupments, custody credits and fees paid indirectly	460,550	1,047,029	154,511	368,971	203,396	114,186
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—	—	—
Custody credits earned on cash balances	(62)	(114)	—	(5,054)	(1,474)	(532)
Fees paid indirectly (Note 6)	(6,893)	(8,106)	—	—	—	—
Net expenses	453,595	1,038,809	154,511	363,917	201,922	113,654
Net investment income (loss)	151,631	732,944	(154,511)	(363,917)	(201,922)	(113,654)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on investments (unaffiliated)**	(653,229)	(8,215,526)	—	—	—	—
Net realized gain (loss) on investments (affiliated)	—	—	(216,479)	(1,454,643)	(513,848)	(266,882)
Net realized gain (loss) from capital gain distributions received from underlying funds (affiliated)	—	—	—	—	—	—
Net realized gain (loss) on futures contracts, options contracts, swap contracts, securities sold short and bond forward contracts	—	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(7,470)	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(653,229)	(8,222,996)	(216,479)	(1,454,643)	(513,848)	(266,882)
Change in unrealized appreciation (depreciation) on investments (unaffiliated)	(3,815,190)	(12,836,588)	—	—	—	—
Change in unrealized appreciation (depreciation) on investments (affiliated)	—	—	(25,368,472)	(64,844,579)	(27,853,081)	(12,222,867)
Change in unrealized appreciation (depreciation) on futures contracts, options contracts, swap contracts and bond forward contracts	—	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3)	1,896	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(3,815,193)	(12,834,692)	(25,368,472)	(64,844,579)	(27,853,081)	(12,222,867)
Net realized and unrealized gain (loss) on investments and foreign currencies	(4,468,422)	(21,057,688)	(25,584,951)	(66,299,222)	(28,366,929)	(12,489,749)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(4,316,791)	$(20,324,744)	$(25,739,462)	$(66,663,139)	$(28,568,851)	$(12,603,403)
* Net of foreign withholding taxes on interest and dividends of	$—	$19,468	$—	$—	$—	$—
**Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS

	Multi-Managed Growth		Multi-Managed Moderate Growth		Multi-Managed Income/Equity
	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$673,888	$1,472,145	$2,428,880	$5,531,351	$3,274,844	$7,381,014
Net realized gain (loss) on investments and foreign currencies	1,989,743	549,851	1,416,357	(742,109)	2,361,428	7,577,486
Net unrealized gain (loss) on investments and foreign currencies	(18,381,519)	2,728,891	(27,201,026)	2,210,152	(17,546,173)	(1,203,210)
Net increase (decrease) in net assets resulting from operations	(15,717,888)	4,750,887	(23,355,789)	6,999,394	(11,909,901)	13,755,290
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(557,021)	—	(939,678)	—	(1,105,519)
Net investment income — Class 2	—	(1,294,598)	—	(4,065,888)	—	(5,197,705)
Net investment income — Class 3	—	(758,241)	—	(1,921,887)	—	(2,153,955)
Net realized gain on investments — Class 1	—	—	—	(579,740)	—	(432,622)
Net realized gain on investments — Class 2	—	—	—	(2,656,631)	—	(2,112,235)
Net realized gain on investments — Class 3	—	—	—	(1,306,318)	—	(897,958)
Total distributions to shareholders	—	(2,609,860)	—	(11,470,142)	—	(11,899,994)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(13,569,369)	(15,912,594)	(28,369,505)	(30,969,555)	(26,646,634)	(31,853,418)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,287,257)	(13,771,567)	(51,725,294)	(35,440,303)	(38,556,535)	(29,998,122)
NET ASSETS:
Beginning of period	142,801,842	156,573,409	267,105,022	302,545,325	207,678,734	237,676,856
End of period†	$113,514,585	$142,801,842	$215,379,728	$267,105,022	$169,122,199	$207,678,734
† Includes accumulated undistributed net investment income (loss)	$1,636,494	$962,606	$7,194,337	$4,765,457	$10,262,197	$6,987,353

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Multi-Managed Income		Asset Allocation: Diversified Growth		Stock
	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$2,810,348	$5,961,103	$3,775,886	$6,773,400	$147,933	$239,952
Net realized gain (loss) on investments and foreign currencies	368,314	3,380,942	(9,167,260)	29,249,003	4,634,466	21,803,559
Net unrealized gain (loss) on investments and foreign currencies	(9,342,473)	(1,513,259)	(36,572,568)	(55,605,536)	(39,991,016)	(32,136,617)
Net increase (decrease) in net assets resulting from operations	(6,163,811)	7,828,786	(41,963,942)	(19,583,133)	(35,208,617)	(10,093,106)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(1,074,910)	—	(1,084,459)	—	(165,617)
Net investment income — Class 2	—	(4,333,632)	—	(4,035,365)	—	(408,309)
Net investment income — Class 3	—	(1,508,013)	—	(1,806,778)	—	(121,871)
Net realized gain on investments — Class 1	—	(60,147)	—	(4,241,319)	—	(3,440,054)
Net realized gain on investments — Class 2	—	(250,240)	—	(16,979,392)	—	(13,466,702)
Net realized gain on investments — Class 3	—	(88,939)	—	(7,998,895)	—	(6,508,072)
Total distributions to shareholders	—	(7,315,881)	—	(36,146,208)	—	(24,110,625)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(14,853,526)	(13,754,481)	(25,168,173)	12,087,326	(24,185,638)	2,350,641
TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,017,337)	(13,241,576)	(67,132,115)	(43,642,015)	(59,394,255)	(31,853,090)
NET ASSETS:
Beginning of period	147,469,212	160,710,788	346,551,691	390,193,706	280,346,722	312,199,812
End of period†	$126,451,875	$147,469,212	$279,419,576	$346,551,691	$220,952,467	$280,346,722
† Includes accumulated undistributed net investment income (loss)	$8,651,835	$5,841,487	$15,244,881	$11,468,995	$282,298	$134,365

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Large Cap Growth		Large Cap Composite		Large Cap Value
	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$(183,124)	$(52,921)	$130,998	$289,822	$3,616,374	$5,366,095
Net realized gain (loss) on investments and foreign currencies	718,209	10,311,368	(783,563)	2,483,630	1,450,999	22,456,935
Net unrealized gain (loss) on investments and foreign currencies	(32,187,475)	(900,618)	(4,300,605)	(4,520,899)	(47,496,042)	(54,015,404)
Net increase (decrease) in net assets resulting from operations	(31,652,390)	9,357,829	(4,953,170)	(1,747,447)	(42,428,669)	(26,192,374)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(58,826)	—	(18,172)	—	(176,444)
Net investment income — Class 2	—	(475,797)	—	(159,492)	—	(1,153,220)
Net investment income — Class 3	—	(785,263)	—	(64,741)	—	(2,195,338)
Net realized gain on investments — Class 1	—	(76,931)	—	(109,466)	—	(572,521)
Net realized gain on investments — Class 2	—	(784,359)	—	(1,221,661)	—	(4,267,913)
Net realized gain on investments — Class 3	—	(1,550,341)	—	(603,175)	—	(8,913,225)
Total distributions to shareholders	—	(3,731,517)	—	(2,176,707)	—	(17,278,661)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(8,860,746)	7,392,222	(5,144,570)	(3,715,643)	38,332,543	69,936,341
TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,513,136)	13,018,534	(10,097,740)	(7,639,797)	(4,096,126)	26,465,306
NET ASSETS:
Beginning of period	258,787,115	245,768,581	43,876,775	51,516,572	363,215,498	336,750,192
End of period†	$218,273,979	$258,787,115	$33,779,035	$43,876,775	$359,119,372	$363,215,498
† Includes accumulated undistributed net investment income (loss)	$(953,526)	$(770,402)	$413,272	$282,274	$8,980,624	$5,364,250

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Mid Cap Growth		Mid Cap Value		Small Cap
	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$(330,760)	$(755,068)	$1,022,629	$1,537,217	$48,767	$(122,352)
Net realized gain (loss) on investments and foreign currencies	3,771,719	16,380,714	(3,628,312)	20,847,341	(2,236,240)	(6,864,202)
Net unrealized gain (loss) on investments and foreign currencies	(19,623,044)	(19,088,000)	(15,796,750)	(56,238,144)	(10,086,635)	(29,660,671)
Net increase (decrease) in net assets resulting from operations	(16,182,085)	(3,462,354)	(18,402,433)	(33,853,586)	(12,274,108)	(36,647,225)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	(104,477)	—	—
Net investment income — Class 2	—	—	—	(652,519)	—	—
Net investment income — Class 3	—	—	—	(575,295)	—	—
Net realized gain on investments — Class 1	—	(950,009)	—	(1,263,520)	—	(579,077)
Net realized gain on investments — Class 2	—	(8,121,074)	—	(9,813,686)	—	(5,131,463)
Net realized gain on investments — Class 3	—	(6,361,587)	—	(10,281,694)	—	(10,178,785)
Total distributions to shareholders	—	(15,432,670)	—	(22,691,191)	—	(15,889,325)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(19,931,245)	5,707,173	(3,561,805)	37,950,963	15,744,827	32,316,345
TOTAL INCREASE (DECREASE) IN NET ASSETS	(36,113,330)	(13,187,851)	(21,964,238)	(18,593,814)	3,470,719	(20,220,205)
NET ASSETS:
Beginning of period	151,204,950	164,392,801	195,365,186	213,959,000	188,995,595	209,215,800
End of period†	$115,091,620	$151,204,950	$173,400,948	$195,365,186	$192,466,314	$188,995,595
† Includes accumulated undistributed net investment income (loss)	$(330,292)	$468	$2,560,341	$1,537,712	$57,645	$8,878

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	International Equity		Diversified Fixed Income		Strategic Fixed Income
	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$6,322,182	$4,918,603	$5,854,843	$10,845,849	$3,789,434	$6,437,215
Net realized gain (loss) on investments and foreign currencies	(23,944,395)	27,287,914	895,974	(60,581)	(443,152)	(115,466)
Net unrealized gain (loss) on investments and foreign currencies	(80,600,686)	(54,774,174)	(17,405,187)	7,748,026	(9,073,617)	(6,758,370)
Net increase (decrease) in net assets resulting from operations	(98,222,899)	(22,567,657)	(10,654,370)	18,533,294	(5,727,335)	(436,621)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(133,711)	—	(245,299)	—	—
Net investment income — Class 2	—	(1,068,410)	—	(3,125,372)	—	—
Net investment income — Class 3	—	(1,922,932)	—	(5,109,975)	—	(6,128,965)
Net realized gain on investments — Class 1	—	(888,984)	—	—	—	—
Net realized gain on investments — Class 2	—	(8,389,613)	—	—	—	—
Net realized gain on investments — Class 3	—	(17,080,457)	—	—	—	(657,436)
Total distributions to shareholders	—	(29,484,107)	—	(8,480,646)	—	(6,786,401)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	36,915,108	75,269,677	10,705,362	79,629,443	12,218,507	40,683,013
TOTAL INCREASE (DECREASE) IN NET ASSETS	(61,307,791)	23,217,913	50,992	89,682,091	6,491,172	33,459,991
NET ASSETS:
Beginning of period	410,682,533	387,464,620	324,684,414	235,002,323	130,564,008	97,104,017
End of period†	$349,374,742	$410,682,533	$324,735,406	$324,684,414	$137,055,180	$130,564,008
† Includes accumulated undistributed net investment income (loss)	$11,818,620	$5,496,438	$16,854,171	$10,999,328	$5,656,858	$1,867,424

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Cash Management		Focus Growth		Focus TechNet
	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$1,319,081	$4,913,070	$(279,641)	$(683,488)	$(267,351)	$(594,381)
Net realized gain (loss) on investments and foreign currencies	(930,518)	(31,977)	677,099	4,283,928	308,459	3,119,425
Net unrealized gain (loss) on investments and foreign currencies	(96,146)	(1,186,968)	(21,817,028)	671,564	(1,650,268)	(5,072,244)
Net increase (decrease) in net assets resulting from operations	292,417	3,694,125	(21,419,570)	4,272,004	(1,609,160)	(2,547,200)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	(286,885)	—	—	—	—
Net investment income — Class 2	—	(2,165,097)	—	—	—	—
Net investment income — Class 3	—	(1,901,187)	—	—	—	—
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	—	—	—	—	—
Total distributions to shareholders	—	(4,353,169)	—	—	—	—
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	60,395,797	20,850,930	(12,139,566)	(7,571,631)	(6,756,531)	(22,674)
TOTAL INCREASE (DECREASE) IN NET ASSETS	60,688,214	20,191,886	(33,559,136)	(3,299,627)	(8,365,691)	(2,569,874)
NET ASSETS:
Beginning of period	128,513,341	108,321,455	116,380,879	119,680,506	40,478,803	43,048,677
End of period†	$189,201,555	$128,513,341	$82,821,743	$116,380,879	$32,113,112	$40,478,803
† Includes accumulated undistributed net investment income (loss)	$6,232,151	$4,913,070	$(279,641)	$—	$(267,351)	$—

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Focus Growth and Income		Focus Value		Allocation Growth
	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$151,631	$141,908	$732,944	$2,202,959	$(154,511)	$1,060,247
Net realized gain (loss) on investments and foreign currencies	(653,229)	2,696,849	(8,222,996)	11,567,242	(216,479)	15,754,177
Net unrealized gain (loss) on investments and foreign currencies	(3,815,193)	(11,242,983)	(12,834,692)	(25,807,136)	(25,368,472)	(30,229,425)
Net increase (decrease) in net assets resulting from operations	(4,316,791)	(8,404,226)	(20,324,744)	(12,036,935)	(25,739,462)	(13,415,001)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	(251,488)	—	(653,759)	—	—
Net investment income — Class 3	—	(167,606)	—	(664,196)	—	(2,203,451)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	(6,398,570)	—	(8,370,527)	—	—
Net realized gain on investments — Class 3	—	(5,152,918)	—	(9,581,618)	—	(3,673,419)
Total distributions to shareholders	—	(11,970,582)	—	(19,270,100)	—	(5,876,870)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	(11,436,283)	4,669,120	(3,029,063)	29,089,127	(9,404,934)	34,624,621
TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,753,074)	(15,705,688)	(23,353,807)	(2,217,908)	(35,144,396)	15,332,750
NET ASSETS:
Beginning of period	71,040,446	86,746,134	158,428,131	160,646,039	195,554,052	180,221,302
End of period†	$55,287,372	$71,040,446	$135,074,324	$158,428,131	$160,409,656	$195,554,052
† Includes accumulated undistributed net investment income (loss)	$293,541	$141,910	$2,903,248	$2,170,304	$4,880,176	$5,034,687

See Notes to Financial Statements

SEASONS SERIES TRUST
STATEMENT OF CHANGES IN NET ASSETS — (continued)

	Allocation Moderate Growth		Allocation Moderate		Allocation Balanced
	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008	For the six months ended September 30, 2008 (unaudited)	For the year ended March 31, 2008
OPERATIONS:
Net investment income (loss)	$(363,917)	$4,153,506	$(201,922)	$3,650,657	$(113,654)	$2,106,958
Net realized gain (loss) on investments and foreign currencies	(1,454,643)	22,574,221	(513,848)	12,274,574	(266,882)	4,464,924
Net unrealized gain (loss) on investments and foreign currencies	(64,844,579)	(49,770,263)	(27,853,081)	(24,470,582)	(12,222,867)	(8,139,444)
Net increase (decrease) in net assets resulting from operations	(66,663,139)	(23,042,536)	(28,568,851)	(8,545,351)	(12,603,403)	(1,567,562)
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income — Class 1	—	—	—	—	—	—
Net investment income — Class 2	—	—	—	—	—	—
Net investment income — Class 3	—	(3,815,404)	—	(2,839,134)	—	(1,382,720)
Net realized gain on investments — Class 1	—	—	—	—	—	—
Net realized gain on investments — Class 2	—	—	—	—	—	—
Net realized gain on investments — Class 3	—	(5,092,326)	—	(4,043,422)	—	(1,366,876)
Total distributions to shareholders	—	(8,907,730)	—	(6,882,556)	—	(2,749,596)
Net increase (decrease) in net assets resulting from capital share transactions (Note 8)	129,817,221	201,056,806	38,736,184	81,610,360	26,491,256	44,806,372
TOTAL INCREASE (DECREASE) IN NET ASSETS	63,154,082	169,106,540	10,167,333	66,182,453	13,887,853	40,489,214
NET ASSETS:
Beginning of period	428,731,387	259,624,847	236,123,255	169,940,802	122,746,451	82,257,237
End of period†	$491,885,469	$428,731,387	$246,290,588	$236,123,255	$136,634,304	$122,746,451
† Includes accumulated undistributed net investment income (loss)	$32,617,784	$10,407,311	$17,501,059	$6,509,131	$2,954,224	$3,067,878

See Notes to Financial Statements

SEASONS SERIES TRUST
NOTES TO FINANCIAL STATEMENTS (unaudited)

1.  Description of Business and Basis of Presentation: Seasons Series Trust (the "Trust"), organized as a Massachusetts business trust on October 10, 1995, is an open-end management investment company. Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life policies (collectively the "Variable Contracts"). Shares of the Trust are not offered directly to the public. Instead, they participate through Variable Contracts offered by affiliated life insurance companies (the "Life Companies"). AIG SunAmerica Asset Management Corp. ("AIG SAAMCo" or "Adviser"), an affiliate of the Life Companies and an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"), manages the Trust. An affiliated life company, AIG SunAmerica Life Assurance Company, is the parent company to AIG SAAMCo.

The Trust currently consists of 24 separate series or portfolios (each, a "Portfolio" and collectively, the "Portfolios"), each of which represents a separate managed portfolio of securities with its own investment objectives. The Board of Trustees may establish additional portfolios or classes in the future. Six of the Portfolios, called the "Seasons Portfolios," are available only through the selection of one of four variable investment "strategies" described in the Seasons Variable Contract prospectus. Eighteen additional Portfolios, called the "Seasons Select Portfolios," the "Seasons Focused Portfolios" and the "Seasons Managed Allocation Portfolios," are available in addition to the Seasons Portfolios as variable investment options under  Variable Contracts offered by the Life Companies. All shares may be purchased or redeemed at net asset value without any sales or redemption charge. Each Seasons Managed Allocation Portfolio is structured as a "fund-of-funds" which means that it pursues its investment goal by investing its assets in a combination of the Seasons Select Portfolios and the Seasons Focused Portfolios (collectively, the "Underlying Portfolios").

Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered only in connection with certain Variable Contracts. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) except for the Seasons Managed Allocation Portfolios, Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not subject to service fees; and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares. Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class' average daily net assets.

The investment objectives for each Portfolio are as follows:

Seasons Portfolios

The Multi-Managed Growth Portfolio seeks long-term growth of capital.

The Multi-Managed Moderate Growth Portfolio seeks long-term growth of capital, with capital preservation as a secondary objective.

The Multi-Managed Income/Equity Portfolio seeks conservation of principal while maintaining some potential for long-term growth of capital.

The Multi-Managed Income Portfolio seeks capital preservation.

The Asset Allocation: Diversified Growth Portfolio seeks capital appreciation by investing primarily through a strategic allocation of approximately 80% of its assets in equity securities and approximately 20% of its assets in fixed income securities.

The Stock Portfolio seeks long-term capital appreciation with a secondary objective of increasing dividend income by investing, under normal circumstances, at least 80% of its net assets in common stocks.

Seasons Select Portfolios

The Large Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a growth strategy.

The Large Cap Composite Portfolio seeks long-term growth of capital and growth of dividend income by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies that offer the potential for long-term growth of capital or dividends.

The Large Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of large companies selected through a value strategy.

The Mid Cap Growth Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a growth strategy.

The Mid Cap Value Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies selected through a value strategy.

The Small Cap Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of small companies.

The International Equity Portfolio seeks long-term growth of capital by investing, under normal circumstances, at least 80% of its net assets in equity securities of issuers in at least three countries other than the U.S.

The Diversified Fixed Income Portfolio seeks relatively high current income and secondarily capital appreciation by investing, under normal circumstances, at least 80% of its net assets in fixed income securities including U.S. and foreign government securities, mortgage-backed securities, investment grade debt securities, and high yield/high risk bonds.

The Strategic Fixed Income Portfolio seeks a high level of current income and, secondarily, capital appreciation over the long term, by investing, under normal circumstances, at least 80% of its net assets in multiple sectors of the fixed income market, including high yield bonds, foreign government and corporate debt securities from developed and emerging markets, mortgage-backed securities and U.S. government, agency and investment grade securities.

The Cash Management Portfolio seeks high current yield while preserving capital by investing in a diversified selection of money market instruments.

Seasons Focused Portfolios

The Focus Growth Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of growth criteria without regard to market capitalization.

The Focus TechNet Portfolio seeks long-term growth of capital through active trading of equity securities of companies that demonstrate the potential for long-term growth of capital and that are believed to benefit significantly from technological advances or improvements without regard to market capitalization. Under normal circumstances, at least 80% of its net assets will be invested in such securities.

The Focus Growth and Income Portfolio seeks long-term growth of capital and current income through active trading of equity securities selected to achieve a blend of growth companies, value companies and companies that are believed to have elements of growth and value, issued by large cap companies including those that offer the potential for a reasonable level of current income. A growth orientation or value orientation may be emphasized at any particular time.

The Focus Value Portfolio seeks long-term growth of capital through active trading of equity securities selected on the basis of a value criteria, without regard to market capitalization.

Seasons Managed Allocation Portfolios

The Allocation Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 80% of its net assets plus borrowings for investment purposes in equity portfolios.

The Allocation Moderate Growth Portfolio seeks long-term capital appreciation by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 30% and no more than 90% of its net assets in equity portfolios and at least 10% and no more than 70% of its net assets in fixed income portfolios.

The Allocation Moderate Portfolio seeks long-term capital appreciation and moderate current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests at least 20% and no more than 80% of its net assets in equity portfolios and at least 20% and no more than 80% of its net assets in fixed income portfolios.

The Allocation Balanced Portfolio seeks long-term capital appreciation and current income by investing in an allocation of assets among a combination of Underlying Portfolios. Under normal circumstances, invests no more than 70% of its net assets in equity portfolios.

Each Portfolio, except for the Asset Allocation: Diversified Growth, Stock, Diversified Fixed Income, Strategic Fixed Income, and Cash Management Portfolios is organized as a "non-diversified" Portfolio of the Trust (as such term is defined under the Investment Company Act of 1940, as amended), subject, however, to certain tax diversification requirements.

Each of the Seasons Multi-Managed Growth, Multi-Managed Moderate Growth, Multi-Managed Income/Equity and Multi-Managed Income Portfolios ("Multi-Managed Seasons Select Portfolio(s)") allocates all of its assets among three or four distinct Managed Components, each managed by a separate Manager ("Manager" or collectively "Managers"). The four Managers of the Multi-Managed Seasons Portfolios are AIG SAAMCo, Janus Capital Management LLC ("Janus"), Lord Abbett & Company LLC ("Lord Abbett") and Wellington Management Company, LLP ("WMC"). New share purchase and redemption requests in each Multi-Managed Seasons Portfolio will be allocated among the Managed Components of such Portfolio as described in the chart below.

Portfolio	Aggressive Growth component AIG SAAMCo	Growth component Janus	Balanced component Lord Abbett/ AIG SAAMCo	Fixed Income component WMC
Multi-Managed Growth	20%	40%	14%/6%	20%
Multi-Managed Moderate Growth	18	28	12.6/5.4	36
Multi-Managed Income/Equity	0	18	14/14	54
Multi-Managed Income	0	8	8.5/8.5	75

Differences in investment returns among the Managed Components will cause the actual percentages to vary over the course of a calendar quarter from the targets listed in the chart. Accordingly, the assets of each Multi-Managed Seasons Portfolio will be reallocated or "rebalanced" among the managed components on at least a quarterly basis to restore the target allocations for such Portfolio.

Each Seasons Select Portfolio except the Cash Management Portfolio (referred to hereinafter as the "Multi-Managed Seasons Select Portfolio(s)") is managed by several separate managers each of which advises a separate portion of the Portfolio. Each Multi-Managed Seasons Select Portfolio will allocate one portion of its portfolio to a passively-managed strategy that seeks to track a target index, or a subset of an index.

The Seasons Focused Portfolios offer access to several different professional Managers each of which advises a separate portion of the Portfolio. Each Manager actively selects a limited number of stocks that represent their best ideas. This "Focus" approach to investing results in a more concentrated Portfolio, which will be less diversified than other Portfolios, and may be subject to greater market risks.

New share purchase and redemption requests in each Multi-Managed Seasons Select Portfolio and Seasons Focused Portfolio (except for the Diversified Fixed Income Portfolio and the Strategic Fixed Income Portfolio) will be allocated equally among the Managers, unless AIG SAAMCo determines, subject to the review of the Board of Trustees, that a different allocation of assets would be in the best interest of the Portfolio and its shareholders. The assets of the Diversified Fixed Income Portfolio are not divided equally between the three managers, but have a targeted allocation of 50% to one Manager, AIG Global Investment Corp. ("AIGGIC"), with a portion actively managed and another passively managed and 25% each to the two other Managers. With respect to the Strategic Fixed Income Portfolio, AIG SAAMCo intends to allocate the Portfolio's assets, including new cash, between the three Managers with a targeted allocation of approximately 40% each to the two Managers responsible for subadvising the corporate high-yield debt and mortgage-backed securities portions of the Portfolio and 20% to the Manager subadvising the emerging market debt portion of the Portfolio.

Indemnifications: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote. Pursuant to an Indemnification Agreement between the Trust and each Disinterested Trustee, the Trust has agreed to indemnify each Disinterested Trustee against liabilities and expenses that may be incurred by such Disinterested Trustee in connection with claims, suits or proceedings arising as a result of their service as a Trustee of the Trust.

2.  Significant Accounting Policies: The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements:

Security Valuations: Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be the normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange, securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security's price is available from more than one exchange, a portfolio uses the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Portfolio's shares, and the Portfolio may determine that certain closing prices are unreliable. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If the Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures approved by the Board of Trustees to reflect what it believes to be the fair value of the securities as of the close of regular trading on the New York Stock Exchange. The Portfolio may also fair value securities in other situations, for example, when a particular foreign market is closed but the Portfolio is open. For foreign equity securities, the Portfolio uses an outside pricing service to provide it with closing market prices and information used for adjusting those prices.

Non-convertible bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at bid prices obtained for the day of valuation from a bond pricing service, when such prices are available. If a vendor quote is unavailable the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost of the Portfolio if acquired within 60 days of maturity or, if already held by the Portfolio on the 60th day, are amortized to maturity based on the value determined on the 61st day.

Senior Secured Floating Rate Loans ("Loans") for which an active secondary market exists to a reliable degree, will be valued at the mean of the last available bid and ask prices in the market for such Loans, as provided by a third party pricing service.

Future contracts and options traded on national securities exchanges are valued as of the close of the exchange upon which they trade. Forward contracts are valued at the 4:00 p.m. eastern time forward rate. Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) in what is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market. Swap contracts are marked-to-market daily based upon quotations from market makers.

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Securities for which market quotations are not readily available or if a development/significant event occurs that may significantly impact the value of the security, then these securities are valued, as determined pursuant to procedures adopted in good faith by the Board of Trustees. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Foreign Currency Translation: The books and records of the Trust are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the year.

Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statement of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. For Seasons Managed Allocation Portfolios, distributions from income from the underlying Seasons Portfolios, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying Seasons Portfolios, if any, are recorded to realized gains on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Realized gains and losses on sale of investments are calculated on the identified cost basis. Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains at various rates. India, Thailand, and certain other countries' tax regulations require that taxes be paid on capital gains realized by the Portfolio.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations. For the Seasons Managed Allocation Portfolios, the expenses included in the accompanying financial statements reflect the expenses of the Seasons Managed Allocation Portfolios and do not include indirect expenses borne by each underlying Portfolio in connection with its investment in the underlying Portfolio.

Dividends from net investment income and capital gain distributions, if any, are paid annually.

The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized gains are determined and presented in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected by these reclassifications.

The Trust intends for each Portfolio to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provision is required. Each Portfolio is considered a separate entity for tax purposes.

The Portfolios file U.S. federal and certain state income tax returns. With few exceptions, the Portfolios are no longer subject to U.S. federal and state tax examinations by tax authorities for tax returns ending before 2004.

Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to exemptive relief granted by the Securities and Exchange Commission, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. For repurchase agreements and joint repurchase agreements, the Trust's custodian takes possession of the collateral pledged for investments in repurchase agreements ("repo" or collectively "repos"). The underlying collateral is valued daily on a marked-to-market basis to ensure that the value at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, the Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

At September 30, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with State Street Bank & Trust Co.:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	1.38%	$5,000,000
Multi-Managed Moderate Growth	2.21	8,000,000
Large Cap Composite	0.10	354,000
Small Cap	3.32	12,000,000

Portfolio	Percentage Interest	Principal Amount
Diversified Fixed Income	2.09%	$7,563,000
Focus Growth	0.93	3,356,000
Focus TechNet	0.15	540,000
Focus Growth and Income	0.24	871,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

State Street Bank & Trust Co., dated September 30, 2008, bearing interest at a rate of 0.05% per annum, with a principal amount of $361,501,000, a repurchase price of $361,501,502, and a maturity date of October 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bills	0.21%	12/04/08	$124,090,000	$124,015,546
U.S. Treasury Bills	0.24	12/11/08	244,840,000	244,717,580

At September 30, 2008, the following Portfolio held an undivided interest in a joint repurchase agreement with UBS Securities, LLC.:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.22%	$443,000
Multi-Managed Moderate Growth	0.70	1,391,000
Small Cap	2.00	4,006,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Securities, LLC, dated September 30, 2008, bearing interest at a rate of 0.07% per annum, with a principal amount of $200,000,000, a repurchase price of $200,000,389, and a maturity date of October 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Inflation Index Notes	2.00%	04/15/12	$54,777,900	$60,187,218
U.S. Treasury Inflation Index Notes	2.00	07/15/14	67,767,100	79,626,343
U.S. Treasury Inflation Index Notes	3.00	07/15/12	50,000,000	64,187,500

At September 30, 2008, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas:

Portfolio	Percentage Interest	Principal Amount
Multi-Managed Growth	0.29%	$300,000
Multi-Managed Moderate Growth	2.29	2,375,000
Multi-Managed Income/Equity	0.20	210,000
Multi-Managed Income	0.28	285,000
Mid Cap Growth	1.80	1,860,000
Diversified Fixed Income	0.64	660,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

BNP Paribas, dated September 30, 2008, bearing interest at a rate of 0.15% per annum, with a principal amount of $103,590,000, a repurchase price of $103,590,432, and a maturity date of October 1, 2008. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Market Value
U.S. Treasury Bonds	7.13%	02/15/23	$79,745,000	$105,669,003

Forward Foreign Currency Contracts: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On the settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Trust bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

Futures Contracts:  A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant ("the broker"). The Portfolios' activities in futures contracts are used primarily for hedging purposes and from time to time for income enhancement. Futures contracts are conducted through regulated exchanges that minimize counter-party credit risks. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. Pursuant to a contract, the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as "variation margin'' and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

At September 30, 2008, the due from broker amount as disclosed in the Statements of Assets and Liabilities for the Multi-Managed Moderate Growth Portfolio and Diversified Fixed Income Portfolio include amounts set aside for margin requirements for open futures contracts.

Swap Contracts:  Certain Portfolios have entered into interest rate, equity and/or total return swap contracts. Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest, such as an exchange of fixed-rate payments for floating rate payments. Equity swaps are contracts that are typically entered into for the purpose of investing in a market without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. Swap contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made at the beginning of the measurement period are reflected as such on the Statement of Assets and Liabilities. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss in the Statement of Operations. Net periodic payments received by the Portfolios are included as part of realized gain (loss) in the Statement of Operations. The Portfolio could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. Risks may exceed amounts recognized on the Statement of Assets and Liabilities.

Stripped Mortgage-Backed Securities:  Stripped Mortgage-Backed Securities ("SMBS") are derivative multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBSs have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the "principal only" class) from the mortgage pool, while the other class will receive all or most of the interest (the "interest only" class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio's yield.

Mortgage-Backed Dollar Rolls:  During the period ended September 30, 2008, the Multi Managed Growth, Multi Managed Moderate Growth, Multi Managed Income/Equity, Multi Managed Income, Asset Allocation: Diversified Growth, Diversified Fixed Income and Strategic Fixed Income Portfolios entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Trust accounts for the TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date into which the transaction is entered. The Multi Managed Growth, Multi Managed Moderate Growth, Multi Managed Income/Equity, Multi Managed Income and Asset Allocation: Diversified Growth Portfolios had TBA Rolls outstanding at year end, which are included in receivable for investments sold and payable for investments purchased in the Statements of Assets and Liabilities.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed the transaction costs.

Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. The premium paid by a Portfolio for the purchase of a call or a put option is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked-to-market to reflect the current market value of the option. When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is included in the Portfolio's Statement of Assets and Liabilities as a liability and is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option.

	Written Options
	Asset Allocation: Diversified Growth Portfolio
	Number of Contracts	Premiums Received
Options outstanding as of March 31, 2008	4,840,071	$307,069
Options written	553	204,629
Options terminated in closing purchase transactions	1,993,121	242,042
Options exercised	—	—
Options expired (written)	452	59,463
Options outstanding as of September 30, 2008	2,847,051	$210,193

Short Sales: Certain Portfolios may engage in "short sales against the box". A short sale is against the box to the extent that the Portfolio contemporaneously owns, or has the right to obtain without payment, securities identical to those sold short. In addition, certain Portfolios may sell a security it does not own in anticipation of a decline in the market value of that security ("short sales"). To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer. The Portfolio then is obligated to replace the security borrowed by purchasing it at market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Portfolio. Until the security is replaced, the Portfolio is required to pay to the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Portfolio may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. Until the Portfolio replaces a borrowed security, the Portfolio will maintain daily a segregated account, containing cash or liquid securities, at such a level that (i) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

3.  New Accounting Pronouncements: In March 2008, the Financial Accounting Standards (FASB) issued FASB Statement No. 161, Disclosures about Derivative Instruments and Hedging Activities. The standard is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity's financial position and financial performance. It is effective for financial statements issued for fiscal years beginning after November 15, 2008. Management is currently in the process of determining the impact of the standard on the Fund's disclosures in the financial statements.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards No. 157, " Fair Value Measurements " ("FAS157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measuremnts. FAS157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. Various inputs are used in determining the value of the Portfolios' investments. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — Significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Portfolios' net assets as of September 30, 2008:

	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio		Multi-Managed Income/ Equity Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$67,014,916	$155,992	$99,982,720	$548,468	$47,124,910	$581,004
Level 2 — Other Significant Observable Inputs	$47,428,079	$—	$132,560,907	$—	$146,077,832	$—
Level 3 — Significant Unobservable Inputs	$0	$—	$0	$—	$0	$—
Total	$114,442,995	$155,992	$232,543,627	$548,468	$193,202,742	$581,004
	Multi-Managed Income Portfolio		Asset Allocation: Diversified Growth Portfolio		Stock Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$25,038,344	$527,212	$135,149,864	$(2,714,180)	$202,878,872	$—
Level 2 — Other Significant Observable Inputs	$130,785,303	$—	$156,006,222	$(445,034)	$17,044,623	$—
Level 3 — Significant Unobservable Inputs	$0	$—	$15,506	$—	$—	$—
Total	$155,823,647	$527,212	$291,171,592	$(3,159,214)	$219,923,495	$—
	Large Cap Growth Portfolio		Large Cap Composite Portfolio		Large Cap Value Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$199,981,389	$(20,720)	$32,206,893	$(6,867)	$355,327,762	$(7,620)
Level 2 — Other Significant Observable Inputs	$21,226,231	$—	$1,495,404	$—	$1,148,734	$—
Level 3 — Significant Unobservable Inputs	$—	$—	$—	$—	$—	$—
Total	$221,207,620	$(20,720)	$33,702,297	$(6,867)	$356,476,496	$(7,620)
	Mid Cap Growth Portfolio		Mid Cap Value Portfolio		Small Cap Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$108,680,518	$(26,759)	$166,987,512	$(26,760)	$171,008,707	$(37,676)
Level 2 — Other Significant Observable Inputs	$5,519,551	$—	$7,175,926	$—	$24,942,527	$—
Level 3 — Significant Unobservable Inputs	$—	$—	$—	$—	$4,582	$—
Total	$114,200,069	$(26,759)	$174,163,438	$(26,760)	$195,955,816	$(37,676)
	International Equity Portfolio		Diversified Fixed Income Portfolio		Strategic Fixed Income Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$19,315,123	$(125,286)	$110,495,933	$(9,855)	$664,419	$8,894
Level 2 — Other Significant Observable Inputs	$325,759,288	$—	$212,821,867	$—	$156,276,587	$—
Level 3 — Significant Unobservable Inputs	$4	$—	$—	$—	$38,250	$—
Total	$345,074,415	$(125,286)	$323,317,800	$(9,855)	$156,979,256	$8,894

	Cash Management Portfolio		Focus Growth Portfolio		Focus TechNet Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$—	$75,143,862	$—	$31,780,455	$—
Level 2 — Other Significant Observable Inputs	$186,100,901	$—	$5,486,000	$—	$649,000	$—
Level 3 — Significant Unobservable Inputs	$988,720	$—	$—	$—	$—	$—
Total	$187,089,621	$—	$80,629,862	$—	$32,429,455	$—
	Focus Growth and Income Portfolio		Focus Value Portfolio		Allocation Growth Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$50,844,973	$—	$129,210,253	$—	$160,755,470	$—
Level 2 — Other Significant Observable Inputs	$5,913,000	$—	$6,885,000	$—	$—	$—
Level 3 — Significant Unobservable Inputs	$—	$—	$—	$—	$—	$—
Total	$56,757,973	$—	$136,095,253	$—	$160,755,470	$—
	Allocation Moderate Growth Portfolio		Allocation Moderate Portfolio		Allocation Balanced Portfolio
Valuation Inputs	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$492,521,251	$—	$247,947,271	$—	$135,820,633	$—
Level 2 — Other Significant Observable Inputs	$—	$—	$—	$—	$—	$—
Level 3 — Significant Unobservable Inputs	$—	$—	$—	$—	$—	$—
Total	$492,521,251	$—	$247,947,271	$—	$135,820,633	$—

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Multi-Managed Growth Portfolio		Multi-Managed Moderate Growth Portfolio		Multi-Managed Income/ Equity Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/2008	$0	$—	$0	$—	$0	$—
Accrued discounts/premiums	$—	$—	$—	$—	$—	$—
Realized gain(loss)	$—	$—	$—	$—	$—	$—
Change in unrealized appreciation(depreciation)	$—	$—	$—	$—	$—	$—
Net purchases(sales)	$—	$—	$—	$—	$—	$—
Transfers in and/or out of Level 3	$—	$—	$—	$—	$—	$—
Balance as of 9/30/2008	$0	$—	$0	$—	$0	$—
	Multi-Managed Income Portfolio		Asset Allocation: Diversified Growth Portfolio		Small Cap Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/2008	$0	$—	$0	$—	$0	$—
Accrued discounts/premiums	$—	$—	$—	$—	$—	$—
Realized gain(loss)	$—	$—	$(6,875)	$—	$—	$—
Change in unrealized appreciation(depreciation)	$—	$—	$2,517	$—	$—	$—
Net purchases(sales)	$—	$—	$(249)	$—	$4,582	$—
Transfers in and/or out of Level 3	$—	$—	$20,113	$—	$—	$—
Balance as of 9/30/2008	$0	$—	$15,506	$—	$4,582	$—

	International Equity Portfolio		Strategic Fixed Income Portfolio		Cash Management Portfolio
	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*	Investments in Securities	Other Financial Instruments*
Balance as of 3/31/2008	$162,984	$—	$0	$—	$3,666,787	$—
Accrued discounts/premiums	$—	$—	$—	$—	$—	$—
Realized gain(loss)	$—	$—	$—	$—	$(929,660)	$—
Change in unrealized appreciation(depreciation)	$14,388	$—	$—	$—	$(70,687)	$—
Net purchases(sales)	$—	$—	$98,621	$—	$(1,677,720)	$—
Transfers in and/or out of Level 3	$(177,368)	$—	$(60,371)	$—	$—	$—
Balance as of 9/30/2008	$4	$—	$38,250	$—	$988,720	$—

*  Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as future, forward, written option, and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

4.  Federal Income Taxes: The following details the tax basis of distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statements of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in passive foreign investment companies, investments in real estate investment trusts, investments in regulated investment companies and investments in partnerships, treatment of defaulted securities and derivative transactions.

	For the year ended March 31, 2008
	Distributable Earnings			Tax Distributions
Portfolio	Ordinary Income	Long-Term Gains/ Capital and Other Losses	Unrealized Appreciation (Depreciation)*	Ordinary Income	Long-Term Capital Gains
Multi-Managed Growth	$1,536,099	$(12,692,026)	$17,371,081	$2,609,860	$—
Multi-Managed Moderate Growth	7,022,548	4,497,078	22,259,505	6,927,453	4,542,689
Multi-Managed Income/Equity	8,634,689	6,346,063	10,285,825	8,457,179	3,442,815
Multi-Managed Income	7,373,907	1,904,487	2,748,244	6,916,554	399,327
Asset Allocation: Diversified Growth	16,783,731	23,367,695	(2,244,514)	12,983,587	23,162,621
Stock	2,694,581	19,170,874	18,649,837	4,405,247	19,705,377
Large Cap Growth	1,874,664	8,495,771	20,972,282	1,319,886	2,411,631
Large Cap Composite	1,335,404	1,719,172	1,110,917	797,512	1,379,195
Large Cap Value	8,808,214	21,134,692	(11,985,761)	6,115,559	11,163,102
Mid Cap Growth	3,843,609	12,206,664	5,128,037	4,576,602	10,856,068
Mid Cap Value	5,772,164	18,073,076	(18,002,025)	3,856,147	18,835,044
Small Cap	3,179,674	5,478,525	(14,545,973)	8,795,972	7,093,353
International Equity	18,351,424	17,540,165	3,055,315	16,947,094	12,537,013
Diversified Fixed Income	10,999,759	(883,197)	7,024,895	8,480,646	—
Strategic Fixed Income	1,903,738	—	(5,339,227)	6,532,629	253,772
Cash Management	4,913,383	—	(1,188,765)	4,353,169	—
Focus Growth	2,681,659	3,292,189	21,692,477	—	—
Focus TechNet	1,716,426	1,413,166	1,436,416	—	—
Focus Growth and Income	2,427,207	4,906,852	(2,419,352)	5,398,581	6,572,001
Focus Value	5,402,569	10,572,128	(1,720,304)	6,983,110	12,286,990
Allocation Growth	5,048,521	11,995,753	(16,136,320)	2,277,434	3,599,436
Allocation Moderate Growth	10,407,311	16,582,754	(32,109,307)	4,242,475	4,665,255
Allocation Moderate	6,589,352	9,688,884	(15,027,021)	3,077,168	3,805,388
Allocation Balanced	3,067,878	3,566,817	(4,104,280)	1,583,350	1,166,246

*  Unrealized appreciation (depreciation) includes amounts for derivatives and other assets and liabilities denominated in foreign currency.

As of March, 2008, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which expire in the year indicated, which are available to offset future capital gains, if any:

Portfolio	2011	2012	2013	2014	2015	2016
Multi-Managed Growth	$10,598,157	$1,872,424	$—	$—	$—	$221,445
Multi-Managed Moderate Growth	—	—	—	—	—	—
Multi-Managed Income/Equity	—	—	—	—	—	—
Multi-Managed Income	—	—	—	—	—	—
Asset Allocation: Diversified Growth	—	—	—	—	—	—
Stock	—	—	—	—	—	—
Large Cap Growth	—	—	—	—	—	—
Large Cap Composite	—	—	—	—	—	—
Large Cap Value	—	—	—	—	—	—
Mid Cap Growth	—	—	—	—	—	—
Mid Cap Value	—	—	—	—	—	—
Small Cap	—	—	—	—	—	—
International Equity	—	—	—	—	—	—
Diversified Fixed Income	—	—	—	—	770,478	112,719
Strategic Fixed Income	—	—	—	—	—	—
Cash Management	—	—	—	—	—	—
Focus Growth	—	—	—	—	—	—
Focus TechNet	—	—	—	—	—	—
Focus Growth and Income	—	—	—	—	—	—
Focus Value	—	—	—	—	—	—
Allocation Growth	—	—	—	—	—	—
Allocation Moderate Growth	—	—	—	—	—	—
Allocation Moderate	—	—	—	—	—	—
Allocation Balanced	—	—	—	—	—	—

Under the current law, capital losses, currency losses and passive foreign investment companies ("PFIC") losses related to securities realized after October 31 and prior to the Fund's fiscal year end may be deferred as occurring the first day of the following year. For the fiscal year ended March 31, 2008, the Funds elected to defer capital losses as follows:

Portfolio	Deferred Post-October PFIC Loss	Deferred Post-October Capital Loss	Deferred Post-October Currency Loss
Multi-Managed Growth	$—	$4,152,089	$—
Multi-Managed Moderate Growth	—	6,692,486	4,169
Multi-Managed Income/Equity	—	—	—
Multi-Managed Income	—	—	165,647
Asset Allocation: Diversified Growth	307,975	—	4,418,604
Stock	—	—	6,970
Large Cap Growth	—	—	3,201
Large Cap Composite	—	—	11,245
Large Cap Value	—	—	305
Mid Cap Growth	—	—	—
Mid Cap Value	—	—	—
Small Cap	—	15,059,169	—
International Equity	1,750,602	—	—
Diversified Fixed Income	—	125,143	—
Strategic Fixed Income	—	548,829	—
Cash Management	—	32,507	—
Focus Growth	—	2,768,266	—
Focus TechNet	—	1,017,935	—
Focus Growth and Income	—	3,824,343	—
Focus Value	—	861,800	3,725
Allocation Growth	—	—	—
Allocation Moderate Growth	—	—	—
Allocation Moderate	—	—	—
Allocation Balanced	—	—	—

The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Gain/(Loss) Net	Cost of Investments
Multi-Managed Growth	$8,942,432	$(10,210,756)	$(1,268,324)	$115,711,319
Multi-Managed Moderate Growth	12,793,298	(18,492,755)	(5,699,457)	238,243,084
Multi-Managed Income/Equity	6,714,186	(14,833,445)	(8,119,259)	201,322,001
Multi-Managed Income	2,693,639	(10,083,250)	(7,389,611)	163,213,258
Asset Allocation: Diversified Growth	10,689,570	(47,631,967)	(36,942,397)	333,960,239
Stock	14,491,983	(35,821,696)	(21,329,713)	241,253,208
Large Cap Growth	15,300,898	(26,476,695)	(11,175,797)	232,383,417
Large Cap Composite	1,629,062	(4,799,183)	(3,170,121)	36,872,418
Large Cap Value	8,013,841	(67,451,786)	(59,437,945)	415,914,441
Mid Cap Growth	7,371,302	(21,803,250)	(14,431,948)	128,632,017
Mid Cap Value	4,913,892	(38,647,553)	(33,733,661)	207,853,452
Small Cap	8,131,700	(32,676,503)	(24,544,803)	220,500,618
International Equity	2,712,442	(79,922,606)	(77,210,164)	422,284,578
Diversified Fixed Income	3,619,665	(13,985,145)	(10,365,480)	333,683,280
Strategic Fixed Income	354,663	(14,770,570)	(14,415,907)	171,176,577
Cash Management	1,333	(1,286,245)	(1,284,912)	188,374,533
Focus Growth	7,371,284	(7,495,831)	(124,547)	80,754,409
Focus TechNet	3,030,194	(3,244,046)	(213,852)	32,643,307
Focus Growth and Income	1,074,577	(7,309,118)	(6,234,541)	62,992,514
Focus Value	2,542,163	(17,097,103)	(14,554,940)	150,650,193
Allocation Growth	(247,619)	(41,257,173)	(41,504,792)	202,260,262
Allocation Moderate Growth	(287,848)	(96,666,038)	(96,953,886)	589,475,137
Allocation Moderate	(379,026)	(42,501,076)	(42,880,102)	290,827,373
Allocation Balanced	(128,287)	(16,198,859)	(16,327,146)	152,147,780

5.  Investment Advisory and Management Agreement, and Service Agreement (12b-1 Plan): AIG SAAMCo serves as investment adviser for all of the Portfolios of the Trust. The Trust, on behalf of each Portfolio, entered into an Investment Advisory and Management Agreement (the "Agreement") with AIG SAAMCo to handle the Trust's day-to-day affairs, to provide investment advisory services, office space, and other facilities for the management of the affairs of the Trust, and to pay the compensation of certain officers of the Trust who are affiliated persons of AIG SAAMCo. Pursuant to the Agreement entered into between the Adviser and the Trust, each Portfolio pays the Adviser a fee equal to the following percentage of average daily net assets:

Portfolio	Assets	Management Fees
Multi-Managed Growth	0-$250 million	0.89%
	> $250 million	0.84%
	> $500 million	0.79%
Multi-Managed Moderate Growth	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Multi-Managed Income/Equity	0-$250 million	0.81%
	> $250 million	0.76%
	> $500 million	0.71%
Multi-Managed Income	0-$250 million	0.77%
	> $250 million	0.72%
	> $500 million	0.67%
Asset Allocation: Diversified Growth(1)	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Stock	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
Large Cap Growth, Large Cap Composite, Large Cap Value	0-$250 million	0.80%
	> $250 million	0.75%
	> $500 million	0.70%

Portfolio	Assets	Management Fees
Mid Cap Growth, Mid Cap Value, Small Cap	0-$250 million	0.85%
	> $250 million	0.80%
	> $500 million	0.75%
International Equity	0-$250 million	0.95%
	> $250 million	0.90%
	> $500 million	0.85%
Diversified Fixed Income	0-$200 million	0.70%
	> $200 million	0.65%
	> $400 million	0.60%
Strategic Fixed Income	0-$200 million	0.80%
	> $200 million	0.75%
	> $500 million	0.70%
Cash Management	0-$100 million	0.475%
	> $100 million	0.45%
	> $500 million	0.425%
	> $1 billion	0.40%
Focus Growth	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus TechNet(2)	0-$250 million	1.20%
	> $250 million	1.10%
	> $500 million	1.00%
Focus Growth and Income	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Focus Value	0-$250 million	1.00%
	> $250 million	0.95%
	> $500 million	0.90%
Allocation Growth,Allocation Moderate Growth, Allocation Moderate,Allocation Balanced	> 0	0.10%

(1) Effective October 1, 2005, the Adviser voluntarily agreed, until further notice, to waive 0.10% of investment advisory fees for the Asset Allocation: Diversified Growth Portfolio. For the period ending September 30, 2008, the amount of advisory fees waived was $170,208.

(2) Effective October 2, 2007, the Advisor voluntarily agreed, until further notice to waive 0.15% of investment advisory fees for the Focus TechNet Portfolio. For the period ending September 30, 2008, the amount of advisory fees waived was $30,447.

The Agreement authorizes AIG SAAMCo to retain one or more subadvisers to make the investment decisions for the Portfolios, and to place the purchase and sale orders for portfolio transactions. The organizations described below act as Subadvisers (with the exception of AIG SAAMCo, which acts as Adviser,) to the Trust and certain of its Portfolios pursuant to Subadvisory Agreements with AIG SAAMCo. Each of the Subadvisers, except "AIGGIC", is independent of AIG SAAMCo and discharges its responsibilities subject to the policies of the Trustees and the oversight and supervision of AIG SAAMCo, which pays the Subadvisers' fees. All subadvisory fees are payable by the Adviser to the respective Subadviser and do not increase Portfolio expenses. Portfolio management is allocated among the following Managers:

Portfolio	Subadviser
Multi-Managed Growth	Janus
Lord Abbett
AIG SAAMCo
WMC
Multi-Managed Moderate Growth	Janus
Lord Abbett
AIG SAAMCo
WMC
Multi-Managed Income/Equity	Janus
Lord Abbett
AIG SAAMCo
WMC

Portfolio	Subadviser
Multi-Managed Income	Janus
Lord Abbett
AIG SAAMCo
WMC
Asset Allocation: Diversified Growth	Putnam Investment Management, LLC
Stock	T. Rowe Price Associates, Inc. ("T. Rowe Price")
Large Cap Growth	AIGGIC
Goldman Sachs Asset Management, L.P.
Janus
Large Cap Composite	AIGGIC
AIG SAAMCo
T. Rowe Price
Large Cap Value	AIGGIC
T. Rowe Price
WMC
Mid Cap Growth	AIGGIC
T. Rowe Price
WMC
Mid Cap Value	AIGGIC
Goldman Sachs Asset Management, L.P.
Lord Abbett
Small Cap	AIGGIC
ClearBridge Advisors, LLC ("ClearBridge")
AIG SAAMCo
International Equity	AIGGIC
Goldman Sachs Asset Management International
Lord Abbett
Diversified Fixed Income	AIGGIC
AIG SAAMCo
WMC
Strategic Fixed Income	AIGGIC
Franklin Advisers, Inc.
Western Asset Management Company ("WAM")
Cash Management	Columbia Management Advisors, LLC
Focus Growth	Janus
AIG SAAMCo
Marsico Capital Management, LLC ("Marsico")
Focus TechNet	RCM Capital Management, LLC
AIG SAAMCo
BAMCO, Inc.
Focus Growth and Income	AIG SAAMCo
Marsico
Thornburg Investment Management, Inc.
Focus Value	Northern Trust Investments, N.A.
Third Avenue Management, LLC
J.P. Morgan Investment Management, Inc.
Allocation Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate Growth	Ibbotson Associates Advisors, LLC
Allocation Moderate	Ibbotson Associates Advisors, LLC
Allocation Balanced	Ibbotson Associates Advisors, LLC

The Adviser has voluntarily agreed to waive fees or reimburse expenses, if necessary, to keep annual operating expenses at or below the following percentages of each of the Portfolios' average net assets (Annual operating expenses shall not include extraordinary expenses, as determined under generally accepted accounting principals, or acquired fund fees and expenses.):

Portfolio	Class 1	Class 2	Class 3
Large Cap Composite	1.10%	1.25%	1.35%
Focus TechNet	—	1.65	1.75

The Adviser also may voluntarily waive fees or reimburse additional amounts to increase the investment return to a Portfolio's investors. The Adviser may terminate all such waivers and/or reimbursements at any time. Further, any waivers or reimbursements made by the Adviser with respect to a Portfolio are subject to recoupment from that Portfolio within the following two years of making such waivers and reimbursements, provided that the Portfolio is able to effect such payments to the Adviser and remain in compliance with the foregoing expense limitations.

For the period ended September 30, 2008, SAAMCo has agreed to reimburse expenses as follows:

Portfolio	Amount
Large Cap Composite	$45,782

At September 30, 2008, the amounts repaid to the Adviser, which are included in the Statement of Operations, along with the remaining balance subject to recoupment are as follows:

Portfolio	Amount Recouped	Balance Subject to Recoupment
Large Cap Composite	$3,676	$160,256
Focus TechNet	9,089	20,897

Class 2 and Class 3 shares of each Portfolio, excluding the Seasons Managed Allocation Portfolios, are subject to Rule 12b-1 plans that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average daily net assets of Class 2 and Class 3 shares. The service fees were used to compensate the Life Companies for costs associated with the servicing of Class 2 and Class 3 shares, including the cost of reimbursing the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios' Class 2 and Class 3 shares. Accordingly, for the period ended September 30, 2008, service fees were paid (see Statement of Operations) based on the aforementioned rates.

On April 22, 2008, the Cash Management Portfolio purchased $3 million par value of International Lease Finance Corp, commercial paper, due 05/22/2008. The Portfolio has an investment restriction which prohibits the Portfolio from acquiring any security issued by AIG or another affiliate of AIG SAAMCo. The transaction resulted in no gain or loss to the Portfolio.

On September 22, 2008, American International Group, Inc. ("AIG") the ultimate parent of AIG SunAmerica, entered into a revolving credit facility (the "Credit Facility") and a Guarantee and Pledge Agreement with the Federal Reserve Bank of New York under the terms of which AIG will issue a new series of perpetual, non-redeemable Convertible Participating Serial Preferred Stock (the "Preferred Stock") to a trust that will hold the Preferred Stock for the benefit of the United States Treasury. On October 3, 2008, AIG announced that it plans to retain its U.S. property and casualty and foreign general insurance businesses, and to retain a continuing ownership interest in its foreign life insurance operations, and that it is exploring divestiture opportunities for its remaining high-quality businesses and assets.

6.  Expense Reductions:  Through expense offset arrangements resulting from broker commission recapture, a portion of the Trust's expenses have been reduced. For the period ended September 30, 2008, the amount of expense reductions received by each Portfolio, used to offset the Portfolio's non-affiliated expenses, were as follows:

Portfolio	Total Expense Reductions
Multi-Managed Growth	$7,480
Multi-Managed Moderate Growth	11,717
Multi Managed Income/Equity	324
Multi-Managed Income	181
Asset Allocation: Diversified Growth	17,937
Stock	2,076
Large Cap Growth	4,621
Large Cap Composite	1,810
Large Cap Value	2,997
Mid-Cap Growth	2,813
Mid-Cap Value	4,761
Small Cap	15,201
International Equity	518
Focus Growth	3,450
Focus TechNet	3,512
Focus Growth & Income	6,893
Focus Value	8,106

7.  Purchases and Sales of Securities: The cost of purchases and proceeds from sales and maturities of long-term investments during the period ended September 30, 2008 were as follows:

Portfolio	Purchases of portfolio securities (excluding U.S. government securities)	Sales of portfolio securities (excluding U.S. government securities)	Purchase of U.S. government securities	Sales of U.S. government securities
Multi-Managed Growth	$103,901,242	$114,456,380	$16,404,356	$17,264,421
Multi-Managed Moderate Growth	177,882,239	195,206,847	46,092,125	53,212,960
Multi-Managed Income/Equity	39,987,244	49,364,631	50,141,353	58,104,664
Multi-Managed Income	27,081,634	28,899,201	55,265,000	55,486,936
Asset Allocation:
Diversified Growth	119,819,272	143,837,656	25,551,935	26,317,679
Stock	60,726,420	87,476,062	—	—
Large Cap Growth	57,925,513	62,560,533	—	—
Large Cap Composite	19,599,930	24,278,091	—	—
Large Cap Value	141,716,395	92,158,757	820,574	—
Mid Cap Growth	57,176,663	74,106,389	—	—
Mid Cap Value	68,330,815	69,837,064	13,277	—
Small Cap	226,111,267	211,693,207	—	—
International Equity	230,515,883	191,824,780	—	—
Diversified Fixed Income	69,145,181	50,683,309	120,774,570	105,463,344
Strategic Fixed Income	31,002,402	25,338,629	70,594,225	50,916,977
Cash Management	—	—	—	—
Focus Growth	126,171,252	131,020,328	—	—
Focus TechNet	23,406,693	27,414,711	—	—
Focus Growth and Income	55,641,810	62,744,606	—	—
Focus Value	64,973,014	65,234,312	—	—
Allocation Growth	18,905,582	27,880,842	—	—
Allocation Moderate Growth	184,075,950	53,225,947	—	—
Allocation Moderate	74,940,548	35,031,732	—	—
Allocation Balanced	40,108,290	14,527,438	—	—

8.  Capital Share Transactions: Transactions in capital shares of each class of each Portfolio were as follows:

	Multi-Managed Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	19,908	$273,546	46,041	$683,482	120,451	$1,722,949	374,353	$5,470,683
Reinvested dividends	—	—	36,937	557,021	—	—	86,020	1,294,598
Shares redeemed	(268,319)	(3,886,467)	(750,746)	(11,006,393)	(822,291)	(11,806,120)	(1,590,680)	(23,155,379)
Net increase (decrease)	(248,411)	$(3,612,921)	(667,768)	$(9,765,890)	(701,840)	$(10,083,171)	(1,130,307)	$(16,390,098)
	Multi-Managed Growth Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	430,041	$6,216,177	1,510,730	$22,208,098
Reinvested dividends	—	—	50,444	758,241
Shares redeemed	(426,812)	(6,089,454)	(873,671)	(12,722,945)
Net increase (decrease)	3,229	$126,723	687,503	$10,243,394

	Multi-Managed Moderate Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	28,985	$410,011	79,936	$1,151,919	269,195	$3,693,905	743,940	$10,645,927
Reinvested dividends	—	—	106,383	1,519,418	—	—	471,774	6,722,519
Shares redeemed	(327,592)	(4,518,619)	(959,014)	(13,662,547)	(1,860,847)	(25,189,501)	(3,161,191)	(44,423,677)
Net increase (decrease)	(298,607)	$(4,108,608)	(772,695)	$(10,991,210)	(1,591,652)	$(21,495,596)	(1,945,477)	$(27,055,231)
	Multi-Managed Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	491,136	$6,766,673	1,882,201	$26,790,206
Reinvested dividends	—	—	226,802	3,228,205
Shares redeemed	(701,693)	(9,531,974)	(1,636,649)	(22,941,525)
Net increase (decrease)	(210,557)	$(2,765,301)	472,354	$7,076,886
	Multi-Managed Income/Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	38,728	$506,527	168,486	$2,218,671	400,836	$5,238,856	831,945	$11,005,299
Reinvested dividends	—	—	116,662	1,538,141	—	—	555,514	7,309,940
Shares redeemed	(285,039)	(3,682,982)	(787,812)	(10,436,220)	(1,754,458)	(22,638,758)	(3,176,241)	(41,782,187)
Net increase (decrease)	(246,311)	$(3,176,455)	(502,664)	$(6,679,408)	(1,353,622)	$(17,399,902)	(1,788,782)	$(23,466,948)
	Multi-Managed Income/Equity Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	402,937	$5,250,252	1,002,585	$13,216,129
Reinvested dividends	—	—	232,194	3,051,913
Shares redeemed	(880,578)	(11,320,529)	(1,366,775)	(17,975,104)
Net increase (decrease)	(477,641)	$(6,070,277)	(131,996)	$(1,707,062)
	Multi-Managed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	76,325	$931,859	122,414	$1,517,743	606,299	$7,382,403	1,151,784	$14,186,518
Reinvested dividends	—	—	92,120	1,135,057	—	—	372,683	4,583,872
Shares redeemed	(347,128)	(4,226,579)	(617,981)	(7,690,367)	(1,563,087)	(18,971,207)	(2,496,905)	(30,972,227)
Net increase (decrease)	(270,803)	$(3,294,720)	(403,447)	$(5,037,567)	(956,788)	$(11,588,804)	(972,438)	$(12,201,837)

	Multi-Managed Income Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	648,279	$7,927,003	1,159,837	$14,357,753
Reinvested dividends	—	—	129,955	1,596,952
Shares redeemed	(650,718)	(7,897,005)	(1,006,865)	(12,469,782)
Net increase (decrease)	(2,439)	$29,998	282,927	$3,484,923
	Asset Allocation: Diversified Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	148,183	$1,772,904	359,872	$4,851,937	973,188	$11,464,522	2,117,840	$28,384,388
Reinvested dividends	—	—	403,745	5,325,777	—	—	1,596,165	21,014,757
Shares redeemed	(550,059)	(6,484,392)	(1,235,413)	(17,239,848)	(2,728,822)	(31,816,609)	(3,977,094)	(54,003,501)
Net increase (decrease)	(401,876)	$(4,711,488)	(471,796)	$(7,062,134)	(1,755,634)	$(20,352,087)	(263,089)	$(4,604,356)
	Asset Allocation: Diversified Growth Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,148,826	$13,722,608	2,912,452	$39,580,318
Reinvested dividends	—	—	745,862	9,805,673
Shares redeemed	(1,186,681)	(13,827,206)	(1,890,020)	(25,632,175)
Net increase (decrease)	(37,855)	$(104,598)	1,768,294	$23,753,816
	Stock Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	87,392	$1,352,679	262,938	$4,466,320	583,220	$9,047,692	1,428,573	$24,543,487
Reinvested dividends	—	—	195,328	3,605,671	—	—	757,124	13,875,011
Shares redeemed	(356,952)	(5,767,738)	(812,247)	(15,381,653)	(1,744,143)	(27,681,310)	(2,565,051)	(47,207,718)
Net increase (decrease)	(269,560)	$(4,415,059)	(353,981)	$(7,309,662)	(1,160,923)	$(18,633,618)	(379,354)	$(8,789,220)
	Stock Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	687,476	$10,958,574	1,902,749	$34,239,889
Reinvested dividends	—	—	362,839	6,629,943
Shares redeemed	(765,589)	(12,095,535)	(1,222,228)	(22,420,309)
Net increase (decrease)	(78,113)	$(1,136,961)	1,043,360	$18,449,523

	Large Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	15,877	$156,059	142,990	$1,566,997	437,930	$4,441,580	1,102,838	$11,762,025
Reinvested dividends	—	—	12,165	135,757	—	—	113,859	1,260,156
Shares redeemed	(128,762)	(1,362,983)	(404,730)	(4,327,324)	(1,473,961)	(15,258,842)	(2,768,271)	(29,205,481)
Net increase (decrease)	(112,885)	$(1,206,924)	(249,575)	$(2,624,570)	(1,036,031)	$(10,817,262)	(1,551,574)	$(16,183,300)
	Large Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	4,881,219	$45,808,492	6,736,285	$71,024,658
Reinvested dividends	—	—	211,819	2,335,604
Shares redeemed	(4,088,680)	(42,645,052)	(4,448,201)	(47,160,170)
Net increase (decrease)	792,539	$3,163,440	2,499,903	$26,200,092
	Large Cap Composite Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	4,671	$46,292	28,442	$340,099	64,787	$688,941	203,430	$2,392,880
Reinvested dividends	—	—	10,739	127,638	—	—	116,475	1,381,153
Shares redeemed	(36,353)	(382,122)	(96,978)	(1,173,131)	(427,231)	(4,388,924)	(761,996)	(8,974,381)
Net increase (decrease)	(31,682)	$(335,830)	(57,797)	$(705,394)	(362,444)	$(3,699,983)	(442,091)	$(5,200,348)
	Large Cap Composite Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	89,986	$933,650	384,912	$4,553,788
Reinvested dividends	—	—	56,403	667,916
Shares redeemed	(197,220)	(2,042,407)	(256,736)	(3,031,605)
Net increase (decrease)	(107,234)	$(1,108,757)	184,579	$2,190,099
	Large Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	33,508	$442,214	122,004	$1,804,550	254,140	$3,205,229	610,890	$8,822,955
Reinvested dividends	—	—	52,962	748,965	—	—	384,226	5,421,133
Shares redeemed	(173,057)	(2,179,801)	(354,848)	(5,149,775)	(1,411,250)	(17,536,302)	(2,494,050)	(35,463,149)
Net increase (decrease)	(139,549)	$(1,737,587)	(179,882)	$(2,596,260)	(1,157,110)	$(14,331,073)	(1,498,934)	$(21,219,061)

	Large Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	6,512,405	$82,289,346	7,968,679	$113,793,192
Reinvested dividends	—	—	788,185	11,108,563
Shares redeemed	(2,397,959)	(27,888,143)	(2,212,762)	(31,150,093)
Net increase (decrease)	4,114,446	$54,401,203	6,544,102	$93,751,662
	Mid Cap Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	14,691	$198,431	96,110	$1,462,334	411,278	$5,456,535	840,114	$12,898,055
Reinvested dividends	—	—	62,691	950,009	—	—	542,820	8,121,074
Shares redeemed	(91,288)	(1,263,997)	(366,111)	(5,715,774)	(1,176,096)	(15,745,008)	(2,005,867)	(30,068,935)
Net increase (decrease)	(76,597)	$(1,065,566)	(207,310)	$(3,303,431)	(764,818)	$(10,288,473)	(622,933)	$(9,049,806)
	Mid Cap Growth Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	758,845	$10,193,629	1,790,347	$26,906,923
Reinvested dividends	—	—	427,884	6,361,587
Shares redeemed	(1,547,413)	(18,770,835)	(1,032,587)	(15,208,100)
Net increase (decrease)	(788,568)	$(8,577,206)	1,185,644	$18,060,410
	Mid Cap Value Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	20,073	$332,734	61,620	$1,246,344	155,170	$2,480,819	581,571	$11,148,288
Reinvested dividends	—	—	78,789	1,367,997	—	—	604,602	10,466,205
Shares redeemed	(123,627)	(1,952,104)	(263,611)	(4,917,579)	(894,756)	(14,008,147)	(2,137,962)	(39,709,335)
Net increase (decrease)	(103,554)	$(1,619,370)	(123,202)	$(2,303,238)	(739,586)	$(11,527,328)	(951,789)	$(18,094,842)
	Mid Cap Value Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,327,225	$20,340,048	3,381,820	$66,323,714
Reinvested dividends	—	—	628,270	10,856,989
Shares redeemed	(689,877)	(10,755,155)	(1,055,520)	(18,831,660)
Net increase (decrease)	637,348	$9,584,893	2,954,570	$58,349,043

	Small Cap Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	40,258	$354,408	97,534	$1,063,032	473,858	$4,004,704	1,233,556	$13,032,856
Reinvested dividends	—	—	60,030	579,077	—	—	538,461	5,131,463
Shares redeemed	(100,729)	(872,531)	(301,012)	(3,135,041)	(1,148,237)	(9,701,078)	(2,536,429)	(25,960,963)
Net increase (decrease)	(60,471)	$(518,123)	(143,448)	$(1,492,932)	(674,379)	$(5,696,374)	(764,412)	$(7,796,644)
	Small Cap Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	3,784,833	$31,587,646	5,894,195	$60,146,480
Reinvested dividends	—	—	1,074,674	10,178,785
Shares redeemed	(1,149,532)	(9,628,322)	(2,754,314)	(28,719,344)
Net increase (decrease)	2,635,301	$21,959,324	4,214,555	$41,605,921
	International Equity Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	49,061	$526,522	377,229	$4,736,640	878,378	$9,076,911	2,023,387	$24,658,455
Reinvested dividends	—	—	83,872	1,022,695	—	—	777,045	9,458,023
Shares redeemed	(171,496)	(1,723,965)	(482,719)	(5,858,260)	(2,531,661)	(24,784,968)	(4,480,516)	(53,367,866)
Net increase (decrease)	(122,435)	$(1,197,443)	(21,618)	$(98,925)	(1,653,283)	$(15,708,057)	(1,680,084)	$(19,251,388)
	International Equity Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	7,661,446	$74,679,444	10,701,516	$129,465,985
Reinvested dividends	—	—	1,563,910	19,003,389
Shares redeemed	(2,131,130)	(20,858,836)	(4,610,436)	(53,849,384)
Net increase (decrease)	5,530,316	$53,820,608	7,654,990	$94,619,990
	Diversified Fixed Income Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	179,605	$1,969,456	204,817	$2,238,834	1,920,129	$20,982,048	3,830,123	$41,770,095
Reinvested dividends	—	—	22,747	245,299	—	—	290,281	3,125,372
Shares redeemed	(229,882)	(2,506,969)	(414,524)	(4,499,986)	(2,622,847)	(28,578,869)	(3,287,457)	(35,737,610)
Net increase (decrease)	(50,277)	$(537,513)	(186,960)	$(2,015,853)	(702,718)	$(7,596,821)	832,947	$9,157,857

	Diversified Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	5,173,350	$56,346,172	9,094,852	$98,498,841
Reinvested dividends	—	—	475,501	5,109,975
Shares redeemed	(3,446,538)	(37,506,476)	(2,881,507)	(31,121,377)
Net increase (decrease)	1,726,812	$18,839,696	6,688,846	$72,487,439
	Strategic Fixed Income Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	2,856,776	$28,325,491	5,192,504	$53,608,930
Reinvested dividends	—	—	677,047	6,786,401
Shares redeemed	(1,645,379)	(16,106,984)	(1,911,043)	(19,712,318)
Net increase (decrease)	1,211,397	$12,218,507	3,958,508	$40,683,013
	Cash Management Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	488,946	$5,508,385	1,107,852	$12,679,070	6,388,927	$71,783,938	9,918,406	$112,658,881
Reinvested dividends	—	—	25,688	286,885	—	—	194,145	2,165,097
Shares redeemed	(341,926)	(3,848,820)	(907,426)	(10,425,802)	(4,169,278)	(46,828,495)	(8,810,860)	(100,224,620)
Net increase (decrease)	147,020	$1,659,565	226,114	$2,540,153	2,219,649	$24,955,443	1,301,691	$14,599,358
	Cash Management Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	6,792,429	$76,176,892	9,624,923	$109,017,343
Reinvested dividends	—	—	170,637	1,901,187
Shares redeemed	(3,781,660)	(42,396,103)	(9,452,608)	(107,207,111)
Net increase (decrease)	3,010,769	$33,780,789	342,952	$3,711,419
	Focus Growth Portfolio
	Class 1				Class 2
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	9,023	$90,175	92,882	$917,445	320,166	$2,948,668	1,360,637	$14,118,297
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(49,850)	(479,920)	(218,419)	(2,195,175)	(1,171,998)	(11,001,621)	(2,069,577)	(20,836,500)
Net increase (decrease)	(40,827)	$(389,745)	(125,537)	$(1,277,730)	(851,832)	$(8,052,953)	(708,940)	$(6,718,203)

	Focus Growth Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	1,441,541	$13,599,873	2,276,354	$22,833,434
Reinvested dividends	—	—	—	—
Shares redeemed	(2,038,292)	(17,296,741)	(2,198,757)	(22,409,132)
Net increase (decrease)	(596,751)	$(3,696,868)	77,597	$424,302
	Focus TechNet Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	437,421	$2,679,921	1,045,244	$7,010,547	394,351	$2,431,220	1,407,667	$9,046,382
Reinvested dividends	—	—	—	—	—	—	—	—
Shares redeemed	(959,895)	(6,008,501)	(1,433,381)	(9,361,617)	(938,010)	(5,859,171)	(1,034,489)	(6,717,986)
Net increase (decrease)	(522,474)	$(3,328,580)	(388,137)	$(2,351,070)	(543,659)	$(3,427,951)	373,178	$2,328,396
	Focus Growth and Income Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	84,179	$773,083	621,157	$7,136,815	156,145	$1,434,232	1,048,973	$11,595,639
Reinvested dividends	—	—	623,980	6,650,058	—	—	500,744	5,320,524
Shares redeemed	(804,650)	(7,244,820)	(1,475,031)	(16,683,612)	(696,954)	(6,398,778)	(872,084)	(9,350,304)
Net increase (decrease)	(720,471)	$(6,471,737)	(229,894)	$(2,896,739)	(540,809)	$(4,964,546)	677,633	$7,565,859
	Focus Value Portfolio
	Class 2				Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008		For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Shares sold	142,658	$2,115,989	867,577	$15,874,506	1,256,122	$18,250,991	2,450,349	$43,877,939
Reinvested dividends	—	—	535,204	9,024,286	—	—	608,836	10,245,814
Shares redeemed	(861,708)	(12,365,047)	(1,635,673)	(28,602,350)	(794,960)	(11,030,996)	(1,249,425)	(21,331,068)
Net increase (decrease)	(719,050)	$(10,249,058)	(232,892)	$(3,703,558)	461,162	$7,219,995	1,809,760	$32,792,685
	Allocation Growth Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	636,924	$7,476,020	4,789,567	$62,559,356
Reinvested dividends	—	—	450,087	5,876,870
Shares redeemed	(1,494,721)	(16,880,954)	(2,659,156)	(33,811,605)
Net increase (decrease)	(857,797)	$(9,404,934)	2,580,498	$34,624,621

	Allocation Moderate Growth Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	15,934,450	$182,991,551	20,089,129	$251,408,645
Reinvested dividends	—	—	703,142	8,907,730
Shares redeemed	(4,717,553)	(53,174,330)	(4,791,406)	(59,259,569)
Net increase (decrease)	11,216,897	$129,817,221	16,000,865	$201,056,806
	Allocation Moderate Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	6,694,752	$74,902,719	10,271,047	$124,250,641
Reinvested dividends	—	—	567,300	6,882,556
Shares redeemed	(3,305,230)	(36,166,535)	(4,184,424)	(49,522,837)
Net increase (decrease)	3,389,522	$38,736,184	6,653,923	$81,610,360
	Allocation Balanced Portfolio
	Class 3
	For the six months ended September 30, 2008 (unaudited)		For the year ended March 31, 2008
	Shares	Amount	Shares	Amount
Shares sold	4,388,653	$47,378,908	5,530,596	$63,145,173
Reinvested dividends	—	—	236,983	2,749,596
Shares redeemed	(1,944,831)	(20,887,652)	(1,841,516)	(21,088,397)
Net increase (decrease)	2,443,822	$26,491,256	3,926,063	$44,806,372

9.   Transactions with Affiliates: The following Portfolios incurred brokerage commissions with affiliated brokers during the period ended September 30, 2008:

Portfolio	Bear Stearns & Co.	Bear Stearns Securities Corp.	Chase Securities, Inc.	Citibank N.A.	Citigroup Global Markets, Inc.
Large Cap Growth	$—	$—	$—	$—	$—
Mid Cap Value	—	—	—	—	—
Small Cap	—	—	—	—	48,326
International Equity	—	—	—	—	—
Strategic Fixed Income	—	—	—	1,391	—
Focus Value	422	1,048	500	—	—

Portfolio	Goldman Sachs & Co.	Goldman Sachs International	Goldman Sachs (Asia), LLC	J.P. Morgan Securities, Inc.	J.P. Morgan Clearing Corp.	M.J. Whitman, LLC
Large Cap Growth	$2,071	$152	$—	$—	$—	$—
Mid Cap Growth	—	—	—	—	—	—
Mid Cap Value	72	421	—	—	—	—
Small Cap	—	—	—	—	—	—
International Equity	11,419	595	14,677	—	—	—
Strategic Fixed Income	—	—	—	—	—	—
Focus Value	—	—	—	17,130	8,705	15,395

As disclosed in the Portfolio of Investments, certain Portfolios own securities issued by AIG or an affiliate thereof. During the period ended September 30, 2008, the following Portfolios recorded realized gain (loss) and income on security transactions of AIG and affiliates of AIG as follows:

Portfolio	Security	Income	Market Value at March 31, 2008	Cost of Purchases	Proceeds of Sales	Realized Gain (Loss)	Change in Unrealized Gain (Loss)	Market Value at September 30, 2008
Large Cap Growth	AIG	$6,394	$671,240	$58,326	$79,327	$(80,124)	$(514,231)	$55,884
Large Cap Composite	AIG	1,284	130,399	7,955	9,806	(13,681)	(105,580)	9,287
Large Cap Value	AIG	13,043	1,112,823	252,279	4,191	(66,570)	(1,188,903)	105,438
Allocation Growth	Various Seasons Series
	Trust Portfolios*	—	195,315,683	18,905,581	27,880,843	(216,479)	(25,368,472)	160,755,470
Allocation Moderate
Growth	Various Seasons Series
	Trust Portfolios*	—	427,970,471	184,075,950	53,225,948	(1,454,643)	(64,844,579)	492,521,251
Allocation Moderate	Various Seasons Series
	Trust Portfolios*	—	236,405,384	74,940,548	35,031,732	(513,848)	(27,853,081)	247,947,271
Allocation Balanced	Various Seasons Series
	Trust Portfolios*	—	122,729,528	40,108,291	14,527,437	(266,882)	(12,222,867)	135,820,633

*  See Portfolio of Investments for details.

The Managed Allocation Portfolios do not invest in underlying Seasons Series Trust Portfolios for the purpose of exercising management or control; however, investments by the Managed Allocation Portfolios within the set limits may represent a significant portion of an underlying Seasons Series Trust Portfolio's net assets. At September 30, 2008, each Managed Allocation Portfolio held less than 42% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio. In addition, the Managed Allocation Portfolios, in the aggregate, held less than 84% of the outstanding Class 3 shares of any underlying Seasons Series Trust Portfolio.

10.  Investment Concentrations: All Portfolios except the Cash Management Portfolio may invest internationally, including in "emerging market" countries. Emerging markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the International Equity Portfolio, which at September 30, 2008 had approximately 18.5% and 19.0% of its net assets invested in equity securities of companies domiciled in Japan and the United Kingdom, respectively.

11.  Lines of Credit: The AIG SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank & Trust Co., the Trust's custodian. Interest is currently payable at the Federal Funds rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the $75 million committed lines of credit which is included in other expenses on the Statement of Operations. Borrowings under the lines of credit will commence when the Portfolio's cash shortfall exceeds $100,000. For the period ended September 30, 2008, the following Portfolios had borrowings:

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest
Multi-Managed Growth	2	$79	$473,565	3.00%
Multi-Managed Moderate Growth	11	194	200,889	3.08
Multi-Managed Income/Equity	13	345	301,859	3.01
Multi-Managed Income	10	88	100,629	3.09
Large Cap Growth	16	485	402,219	2.73
Large Cap Composite	2	30	153,580	3.50
Large Cap Value	4	327	616,169	3.89
Mid Cap Growth	29	831	194,725	2.87
International Equity	39	4,351	1,445,283	2.71
Diversified Fixed Income	9	1,187	1,777,198	2.71
Strategic Fixed Income	38	1,726	577,012	2.72
Focus Growth	11	497	623,581	2.66
Focus TechNet	73	1,765	318,525	2.72
Focus Growth and Income	8	94	157,075	2.70

At September 30, 2008, the following Portfolios had a balance open under the line of credit:

Portfolio	Amount
Multi-Managed Moderate Growth	$129,584
Multi-Managed Income/Equity	336,549
Multi-Managed Income	106,716
Large Cap Value	1,069,811
Mid Cap Growth	2,949,700
Focus TechNet	175,533

12.  Interfund Lending Agreement: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by AIG SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the period ended September 30, 2008, none of the Portfolios participated in the program.

13.  Security Transactions with Affiliated Portfolios:  The Portfolios are permitted to purchase or sell securities from or certain other affiliated portfolis under specified conditions outlined in the procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by a portfolio from or to another portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price. For the period ended September 30, 2008, the following Portfolios engaged in security transactions with affiliated Portfolios:

Portfolio	Cost of Purchases	Proceeds from sales	Realized Gain\(Loss)
Stock	$104,000	$569,326	$2,355
Large Cap Growth	140,923	—	—
Large Cap Composite	13,212	30,980	(1,752)
Large Cap Value	259,184	—	—
Mid Cap Growth	123,435	—	—

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS

Select data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Growth Portfolio Class 1
03/31/04	$8.70	$0.08	$2.34	$2.42	$(0.10)	$—	$(0.10)	$11.02	27.93%		$60,247	1.10%		0.75%		100	%(2)
03/31/05	11.02	0.09	0.59	0.68	(0.07)	—	(0.07)	11.63	6.13	(1)	50,863	1.04		0.83		107	(2)
03/31/06	11.63	0.11	1.49	1.60	(0.10)	—	(0.10)	13.13	13.76	(1)	42,652	1.11	(3)	0.88	(3)	114
03/31/07	13.13	0.17	0.81	0.98	(0.11)	—	(0.11)	14.00	7.52		36,033	1.07	(3)(4)	1.30	(3)(4)	154
03/31/08	14.00	0.16	0.29	0.45	(0.27)	—	(0.27)	14.18	3.08	(5)	27,029	1.12	(3)	1.07	(3)	117
09/30/08@	14.18	0.08	(1.81)	(1.73)	—	—	—	12.45	(12.20)		20,637	1.11	#(3)	1.10	#(3)	87
Multi-Managed Growth Portfolio Class 2
03/31/04	8.69	0.06	2.35	2.41	(0.09)	—	(0.09)	11.01	27.79		78,735	1.25		0.59		100	(2)
03/31/05	11.01	0.08	0.57	0.65	(0.05)	—	(0.05)	11.61	5.90	(1)	78,191	1.19		0.69		107	(2)
03/31/06	11.61	0.09	1.48	1.57	(0.08)	—	(0.08)	13.10	13.56	(1)	84,310	1.26	(3)	0.73	(3)	114
03/31/07	13.10	0.15	0.82	0.97	(0.10)	—	(0.10)	13.97	7.39		82,496	1.21	(3)(4)	1.15	(3)(4)	154
03/31/08	13.97	0.14	0.28	0.42	(0.25)	—	(0.25)	14.14	2.88	(5)	67,550	1.27	(3)	0.92	(3)	117
09/30/08@	14.14	0.07	(1.80)	(1.73)	—	—	—	12.41	(12.23)		50,552	1.26	#(3)	0.96	#(3)	87
Multi-Managed Growth Portfolio Class 3
03/31/04	8.69	0.03	2.37	2.40	(0.09)	—	(0.09)	11.00	27.63		3,038	1.40		0.38		100	(2)
03/31/05	11.00	0.07	0.57	0.64	(0.04)	—	(0.04)	11.60	5.80	(1)	18,448	1.29		0.62		107	(2)
03/31/06	11.60	0.08	1.48	1.56	(0.07)	—	(0.07)	13.09	13.47	(1)	28,135	1.37	(3)	0.63	(3)	114
03/31/07	13.09	0.14	0.80	0.94	(0.08)	—	(0.08)	13.95	7.22		38,045	1.31	(3)(4)	1.06	(3)(4)	154
03/31/08	13.95	0.12	0.28	0.40	(0.23)	—	(0.23)	14.12	2.80	(5)	48,223	1.38	(3)	0.82	(3)	117
09/30/08@	14.12	0.06	(1.80)	(1.74)	—	—	—	12.38	(12.32)		42,325	1.36	#(3)	0.86	#(3)	87

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Multi-Managed Growth Portfolio	99%	107%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	09/30/08#@
Multi-Managed Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%
Multi-Managed Growth Portfolio Class 2	0.01	0.02	0.01	0.01
Multi-Managed Growth Portfolio Class 3	0.01	0.02	0.01	0.01

  (4)  Gross custody credits of 0.01%

  (5)  The Portfolio's performance was increased by less than 0.12% from a reimbursement by an affiliate.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Moderate Growth Portfolio Class 1
03/31/04	$9.59	$0.15	$2.01	$2.16	$(0.17)	$—	$(0.17)	$11.58	22.63%		$71,142	1.00%		1.41%		105	%(2)
03/31/05	11.58	0.18	0.31	0.49	(0.13)	—	(0.13)	11.94	4.21	(1)	60,210	0.95		1.54		116	(2)
03/31/06	11.94	0.21	1.08	1.29	(0.17)	—	(0.17)	13.06	10.84	(1)	52,920	0.99	(3)	1.61	(3)	123
03/31/07	13.06	0.27	0.70	0.97	(0.21)	—	(0.21)	13.82	7.43		44,695	0.96	(3)(4)	2.02	(3)(4)	169
03/31/08	13.82	0.29	0.05	0.34	(0.35)	(0.22)	(0.57)	13.59	2.27	(5)	33,470	1.00	(3)	1.98	(3)	131
09/30/08@	13.59	0.14	(1.45)	(1.31)	—	—	—	12.28	(9.64)		26,568	0.99	#(3)	2.01	#(3)	82
Multi-Managed Moderate Growth Portfolio Class 2
03/31/04	9.57	0.13	2.01	2.14	(0.15)	—	(0.15)	11.56	22.51		164,241	1.15		1.25		105	(2)
03/31/05	11.56	0.16	0.30	0.46	(0.11)	—	(0.11)	11.91	3.99	(1)	167,282	1.10		1.40		116	(2)
03/31/06	11.91	0.18	1.10	1.28	(0.16)	—	(0.16)	13.03	10.72	(1)	177,331	1.14	(3)	1.46	(3)	123
03/31/07	13.03	0.25	0.69	0.94	(0.19)	—	(0.19)	13.78	7.22		183,279	1.11	(3)(4)	1.87	(3)(4)	169
03/31/08	13.78	0.26	0.07	0.33	(0.33)	(0.22)	(0.55)	13.56	2.22	(5)	153,903	1.15	(3)	1.83	(3)	131
09/30/08@	13.56	0.13	(1.45)	(1.32)	—	—	—	12.24	(9.73)		119,446	1.14	#(3)	1.86	#(3)	82
Multi-Managed Moderate Growth Portfolio Class 3
03/31/04	9.57	0.10	2.03	2.13	(0.15)	—	(0.15)	11.55	22.37		9,269	1.30		1.06		105	(2)
03/31/05	11.55	0.14	0.31	0.45	(0.10)	—	(0.10)	11.90	3.89	(1)	44,413	1.20		1.32		116	(2)
03/31/06	11.90	0.17	1.09	1.26	(0.14)	—	(0.14)	13.02	10.63	(1)	61,977	1.25	(3)	1.37	(3)	123
03/31/07	13.02	0.23	0.69	0.92	(0.17)	—	(0.17)	13.77	7.13		74,571	1.21	(3)(4)	1.77	(3)(4)	169
03/31/08	13.77	0.24	0.07	0.31	(0.32)	(0.22)	(0.54)	13.54	2.05	(5)	79,732	1.25	(3)	1.73	(3)	131
09/30/08@	13.54	0.12	(1.44)	(1.32)	—	—	—	12.22	(9.75)		69,366	1.24	#(3)	1.76	#(3)	82

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Multi-Managed Moderate Growth Portfolio	104%	114%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	09/30/08#@
Multi-Managed Moderate Growth Portfolio Class 1	0.01%	0.02%	0.01%	0.01%
Multi-Managed Moderate Growth Portfolio Class 2	0.01	0.02	0.01	0.01
Multi-Managed Moderate Growth Portfolio Class 3	0.01	0.02	0.01	0.01

  (4)  Gross custody credits of 0.01%

  (5)  The Portfolio's performance was increased by less than 0.14% from a reimbursement by an affiliate.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income/Equity Portfolio Class 1
03/31/04	$10.54	$0.28	$1.27	$1.55	$(0.26)	$—	$(0.26)	$11.83	14.80%		$55,067	0.97%		2.47%		113	%(2)
03/31/05	11.83	0.32	0.10	0.42	(0.24)	—	(0.24)	12.01	3.52	(1)	47,346	0.91		2.68		108	(2)
03/31/06	12.01	0.35	0.41	0.76	(0.30)	—	(0.30)	12.47	6.31	(1)	39,618	0.96	(3)	2.78	(3)	121
03/31/07	12.47	0.41	0.40	0.81	(0.37)	—	(0.37)	12.91	6.51		32,657	0.93	(3)	3.22	(3)	147
03/31/08	12.91	0.44	0.35	0.79	(0.51)	(0.20)	(0.71)	12.99	6.05		26,330	0.97	(3)	3.30	(3)	109
09/30/08@	12.99	0.23	(1.06)	(0.83)	—	—	—	12.16	(6.39)		21,659	0.97	#(3)	3.40	#(3)	40
Multi-Managed Income/Equity Portfolio Class 2
03/31/04	10.52	0.26	1.27	1.53	(0.24)	—	(0.24)	11.81	14.67		149,978	1.12		2.31		113	(2)
03/31/05	11.81	0.30	0.10	0.40	(0.22)	—	(0.22)	11.99	3.39	(1)	151,035	1.06		2.53		108	(2)
03/31/06	11.99	0.33	0.40	0.73	(0.28)	—	(0.28)	12.44	6.09	(1)	150,711	1.11	(3)	2.64	(3)	121
03/31/07	12.44	0.39	0.40	0.79	(0.35)	—	(0.35)	12.88	6.37		147,663	1.08	(3)	3.08	(3)	147
03/31/08	12.88	0.42	0.35	0.77	(0.49)	(0.20)	(0.69)	12.96	5.91		125,367	1.12	(3)	3.15	(3)	109
09/30/08@	12.96	0.22	(1.05)	(0.83)	—	—	—	12.13	(6.40)		100,889	1.12	#(3)	3.26	#(3)	40
Multi-Managed Income/Equity Portfolio Class 3
03/31/04	10.52	0.22	1.30	1.52	(0.24)	—	(0.24)	11.80	14.53		9,753	1.25		2.15		113	(2)
03/31/05	11.80	0.28	0.10	0.38	(0.21)	—	(0.21)	11.97	3.20	(1)	41,835	1.16		2.46		108	(2)
03/31/06	11.97	0.31	0.42	0.73	(0.27)	—	(0.27)	12.43	6.08	(1)	51,526	1.21	(3)	2.54	(3)	121
03/31/07	12.43	0.37	0.41	0.78	(0.34)	—	(0.34)	12.87	6.27		57,357	1.18	(3)	2.98	(3)	147
03/31/08	12.87	0.40	0.35	0.75	(0.48)	(0.20)	(0.68)	12.94	5.74		55,982	1.22	(3)	3.05	(3)	109
09/30/08@	12.94	0.21	(1.05)	(0.84)	—	—	—	12.10	(6.49)		46,574	1.22	#(3)	3.16	#(3)	40

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Multi-Managed Income/Equity Portfolio	111%	106%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	09/30/08#@
Multi-Managed Income/Equity Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income/Equity Portfolio Class 2	0.00	0.00	0.00	0.00
Multi-Managed Income/Equity Portfolio Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Multi-Managed Income Portfolio Class 1
03/31/04	$11.28	$0.37	$0.83	$1.20	$(0.34)	$—	$(0.34)	$12.14	10.75%		$45,334	0.95%		3.12%		126	%(2)
03/31/05	12.14	0.39	(0.16)	0.23	(0.32)	—	(0.32)	12.05	1.85	(1)	38,991	0.90		3.26		112	(2)
03/31/06	12.05	0.42	0.06	0.48	(0.39)	—	(0.39)	12.14	3.98	(1)	31,540	0.95	(3)	3.40	(3)	118
03/31/07	12.14	0.48	0.27	0.75	(0.47)	(0.16)	(0.63)	12.26	6.27		26,024	0.93	(3)	3.85	(3)	166
03/31/08	12.26	0.50	0.13	0.63	(0.59)	(0.03)	(0.62)	12.27	5.17		21,103	0.98	(3)	3.94	(3)	121
09/30/08@	12.27	0.25	(0.79)	(0.54)	—	—	—	11.73	(4.40)		16,994	0.97	#(3)	4.06	#(3)	47
Multi-Managed Income Portfolio Class 2
03/31/04	11.26	0.34	0.84	1.18	(0.32)	—	(0.32)	12.12	10.61		118,953	1.10		2.96		126	(2)
03/31/05	12.12	0.37	(0.16)	0.21	(0.30)	—	(0.30)	12.03	1.71	(1)	115,350	1.05		3.12		112	(2)
03/31/06	12.03	0.40	0.06	0.46	(0.37)	—	(0.37)	12.12	3.84	(1)	108,178	1.10	(3)	3.25	(3)	118
03/31/07	12.12	0.46	0.26	0.72	(0.45)	(0.16)	(0.61)	12.23	6.04		101,778	1.07	(3)	3.71	(3)	166
03/31/08	12.23	0.47	0.14	0.61	(0.57)	(0.03)	(0.60)	12.24	5.03		89,971	1.13	(3)	3.79	(3)	121
09/30/08@	12.24	0.24	(0.79)	(0.55)	—	—	—	11.69	(4.49)		74,743	1.12	#(3)	3.91	#(3)	47
Multi-Managed Income Portfolio Class 3
03/31/04	11.26	0.28	0.88	1.16	(0.32)	—	(0.32)	12.10	10.39		7,925	1.22		2.77		126	(2)
03/31/05	12.10	0.35	(0.15)	0.20	(0.29)	—	(0.29)	12.01	1.61	(1)	25,758	1.14		3.04		112	(2)
03/31/06	12.01	0.38	0.08	0.46	(0.36)	—	(0.36)	12.11	3.83	(1)	31,264	1.21	(3)	3.16	(3)	118
03/31/07	12.11	0.44	0.27	0.71	(0.44)	(0.16)	(0.60)	12.22	5.94		32,909	1.17	(3)	3.61	(3)	166
03/31/08	12.22	0.46	0.14	0.60	(0.56)	(0.03)	(0.59)	12.23	4.93		36,395	1.23	(3)	3.69	(3)	121
09/30/08@	12.23	0.23	(0.79)	(0.56)	—	—	—	11.67	(4.58)		34,715	1.21	#(3)	3.82	#(3)	47

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  The Portfolio's performance figure was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Multi-Managed Income Portfolio	123%	110%

  (3)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	09/30/08#@
Multi-Managed Income Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
Multi-Managed Income Portfolio Class 2	0.00	0.00	0.00	0.00
Multi-Managed Income Portfolio Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Asset Allocation: Diversified Growth Portfolio Class 1
03/31/04	$8.45	$0.13	$2.33	$2.46	$(0.13)	$—	$(0.13)	$10.78	29.16	%(2)	$106,695	0.98	%(1)	1.30	%(1)	108	%(5)
03/31/05	10.78	0.12	0.53	0.65	(0.13)	—	(0.13)	11.30	6.00	(3)	90,042	0.94	(1)	1.06	(1)	159	(5)
03/31/06	11.30	0.21	1.34	1.55	(0.16)	—	(0.16)	12.69	13.84	(3)	76,762	0.91	(1)(4)	1.78	(1)(4)	118
03/31/07	12.69	0.24	1.43	1.67	(0.25)	(0.19)	(0.44)	13.92	13.28		63,929	0.94	(1)(4)	1.80	(1)(4)	84
03/31/08	13.92	0.27	(0.88)	(0.61)	(0.28)	(1.10)	(1.38)	11.93	(5.30	)(3)	49,155	0.93	(1)(4)	1.93	(1)(4)	92
09/30/08@	11.93	0.14	(1.66)	(1.52)	—	—	—	10.41	(12.74)		38,721	0.93	#(1)(4)	2.37	#(1)(4)	45
Asset Allocation: Diversified Growth Portfolio Class 2
03/31/04	8.44	0.11	2.33	2.44	(0.11)	—	(0.11)	10.77	29.02	(2)	232,730	1.13	(1)	1.12	(1)	108	(5)
03/31/05	10.77	0.10	0.52	0.62	(0.11)	—	(0.11)	11.28	5.77	(3)	230,448	1.09	(1)	0.93	(1)	159	(5)
03/31/06	11.28	0.19	1.35	1.54	(0.15)	—	(0.15)	12.67	13.71	(3)	237,220	1.06	(1)(4)	1.63	(1)(4)	118
03/31/07	12.67	0.22	1.42	1.64	(0.23)	(0.19)	(0.42)	13.89	13.07		233,703	1.09	(1)(4)	1.64	(1)(4)	84
03/31/08	13.89	0.24	(0.87)	(0.63)	(0.26)	(1.10)	(1.36)	11.90	(5.45	)(3)	197,075	1.08	(1)(4)	1.77	(1)(4)	92
09/30/08@	11.90	0.13	(1.65)	(1.52)	—	—	—	10.38	(12.77)		153,670	1.08	#(1)(4)	2.22	#(1)(4)	45
Asset Allocation: Diversified Growth Portfolio Class 3
03/31/04	8.44	0.07	2.36	2.43	(0.11)	—	(0.11)	10.76	28.86	(2)	13,530	1.29	(1)	0.84	(1)	108	(5)
03/31/05	10.76	0.11	0.49	0.60	(0.10)	—	(0.10)	11.26	5.58	(3)	58,809	1.20	(1)	1.01	(1)	159	(5)
03/31/06	11.26	0.18	1.35	1.53	(0.14)	—	(0.14)	12.65	13.63	(3)	78,965	1.15	(1)(4)	1.53	(1)(4)	118
03/31/07	12.65	0.20	1.43	1.63	(0.22)	(0.19)	(0.41)	13.87	13.00		92,562	1.19	(1)(4)	1.53	(1)(4)	84
03/31/08	13.87	0.23	(0.87)	(0.64)	(0.25)	(1.10)	(1.35)	11.88	(5.54	)(3)	100,281	1.18	(1)(4)	1.66	(1)(4)	92
09/30/08@	11.88	0.13	(1.65)	(1.52)	—	—	—	10.36	(12.79)		87,029	1.18	#(1)(4)	2.11	#(1)(4)	45

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/04	03/31/05	03/31/06	03/31/07	03/31/08	09/30/08#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.01%	0.00%	0.01%	0.02%	0.00%	0.01%
Asset Allocation: Diversified Growth Portfolio Class 2	0.01	0.00	0.01	0.02	0.00	0.01
Asset Allocation: Diversified Growth Portfolio Class 3	0.01	0.00	0.01	0.02	0.00	0.01

  (2)  Total return for each class was increased by less than 0.01% from gains realized on the disposal of investments in violation of investment restrictions

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/06	03/31/07	03/31/08	09/30/08#@
Asset Allocation: Diversified Growth Portfolio Class 1	0.05%	0.10%	0.10%	0.10%
Asset Allocation: Diversified Growth Portfolio Class 2	0.05	0.10	0.10	0.10
Asset Allocation: Diversified Growth Portfolio Class 3	0.05	0.10	0.10	0.10

  (5)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Asset Allocation: Diversified Growth Portfolio	106%	156%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Stock Portfolio Class 1
03/31/04	$11.01	$0.01	$3.79	$3.80	$—	$—	$—	$14.81	34.56%	$87,619	0.96%		0.10%		42%
03/31/05	14.81	0.08	0.45	0.53	—	—	—	15.34	3.58	73,967	0.93		0.51		42
03/31/06	15.34	0.05	2.31	2.36	(0.08)	—	(0.08)	17.62	15.42	62,972	0.93	(1)	0.31	(1)	45
03/31/07	17.62	0.06	1.70	1.76	(0.05)	(1.17)	(1.22)	18.16	10.14	52,206	0.93	(1)	0.32	(1)	39
03/31/08	18.16	0.04	(0.60)	(0.56)	(0.07)	(1.49)	(1.56)	16.04	(4.20)	40,425	0.95	(1)	0.23	(1)	58
09/30/08@	16.04	0.02	(2.22)	(2.20)	—	—	—	13.84	(13.72)	31,147	0.95	#(1)	0.27	#(1)	23
Stock Portfolio Class 2
03/31/04	10.97	(0.01)	3.78	3.77	—	—	—	14.74	34.37	184,179	1.11		(0.05)		42
03/31/05	14.74	0.06	0.45	0.51	—	—	—	15.25	3.46	182,833	1.08		0.37		42
03/31/06	15.25	0.03	2.29	2.32	(0.06)	—	(0.06)	17.51	15.23	188,970	1.08	(1)	0.18	(1)	45
03/31/07	17.51	0.04	1.68	1.72	(0.03)	(1.17)	(1.20)	18.03	9.94	185,413	1.08	(1)	0.18	(1)	39
03/31/08	18.03	0.01	(0.59)	(0.58)	(0.05)	(1.49)	(1.54)	15.91	(4.37)	157,580	1.10	(1)	0.08	(1)	58
09/30/08@	15.91	0.01	(2.20)	(2.19)	—	—	—	13.72	(13.76)	119,922	1.10	#(1)	0.12	#(1)	23
Stock Portfolio Class 3
03/31/04	10.97	(0.02)	3.77	3.75	—	—	—	14.72	34.18	10,471	1.24		(0.13)		42
03/31/05	14.72	0.05	0.44	0.49	—	—	—	15.21	3.33	46,811	1.18		0.38		42
03/31/06	15.21	0.02	2.29	2.31	(0.05)	—	(0.05)	17.47	15.16	63,310	1.18	(1)	0.09	(1)	45
03/31/07	17.47	0.02	1.67	1.69	(0.01)	(1.17)	(1.18)	17.98	9.81	74,581	1.18	(1)	0.08	(1)	39
03/31/08	17.98	(0.01)	(0.59)	(0.60)	(0.03)	(1.49)	(1.52)	15.86	(4.46)	82,341	1.21	(1)	(0.03	)(1)	58
09/30/08@	15.86	0.00	(2.19)	(2.19)	—	—	—	13.67	(13.81)	69,883	1.20	#(1)	0.01	#(1)	23

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	09/30/08#@
Stock Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
Stock Portfolio Class 2	0.00	0.00	0.00	0.00
Stock Portfolio Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Growth Portfolio Class 1
03/31/04	$5.99	$—	$1.87	$1.87	$—	$—	$—	$7.86	31.22%	$14,623	1.10	%(1)	0.02	%(1)	44%
03/31/05	7.86	0.03	0.44	0.47	—	—	—	8.33	5.98	13,588	1.04	(1)	0.38	(1)	38
03/31/06	8.33	0.01	1.16	1.17	(0.03)	—	(0.03)	9.47	14.05	11,672	0.94	(2)	0.13	(2)	54
03/31/07	9.47	0.03	0.46	0.49	—	—	—	9.96	5.17	10,451	0.93	(2)(3)	0.34	(2)(3)	53
03/31/08	9.96	0.02	0.39	0.41	(0.07)	(0.09)	(0.16)	10.21	3.96	8,166	0.90	(2)	0.18	(2)	60
09/30/08@	10.21	0.00	(1.46)	(1.46)	—	—	—	8.75	(14.30)	6,006	0.91	#(2)	0.06	#(2)	24
Large Cap Growth Portfolio Class 2
03/31/04	5.97	(0.01)	1.86	1.85	—	—	—	7.82	30.99	71,204	1.25	(1)	(0.13	)(1)	44
03/31/05	7.82	0.02	0.43	0.45	—	—	—	8.27	5.75	78,540	1.19	(1)	0.24	(1)	38
03/31/06	8.27	0.00	1.15	1.15	(0.02)	—	(0.02)	9.40	13.89	90,485	1.09	(2)	(0.02	)(2)	54
03/31/07	9.40	0.02	0.46	0.48	—	—	—	9.88	5.11	94,990	1.08	(2)(3)	0.19	(2)(3)	53
03/31/08	9.88	0.00	0.38	0.38	(0.05)	(0.09)	(0.14)	10.12	3.76	81,642	1.05	(2)	0.03	(2)	60
09/30/08@	10.12	(0.00)	(1.46)	(1.46)	—	—	—	8.66	(14.43)	60,893	1.06	#(2)	(0.09	)#(2)	24
Large Cap Growth Portfolio Class 3
03/31/04	5.96	(0.02)	1.87	1.85	—	—	—	7.81	31.04	5,122	1.35	(1)	(0.24	)(1)	44
03/31/05	7.81	0.02	0.42	0.44	—	—	—	8.25	5.63	26,636	1.27	(1)	0.26	(1)	38
03/31/06	8.25	(0.01)	1.15	1.14	(0.01)	—	(0.01)	9.38	13.82	77,751	1.19	(2)	(0.12	)(2)	54
03/31/07	9.38	0.01	0.45	0.46	—	—	—	9.84	4.90	140,327	1.18	(2)(3)	0.11	(2)(3)	53
03/31/08	9.84	(0.01)	0.39	0.38	(0.05)	(0.09)	(0.14)	10.08	3.69	168,979	1.15	(2)	(0.07	)(2)	60
09/30/08@	10.08	(0.01)	(1.45)	(1.46)	—	—	—	8.62	(14.48)	151,374	1.16	#(2)	(0.19	)#(2)	24

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05
Large Cap Growth Portfolio Class 1	0.01%	(0.05)%
Large Cap Growth Portfolio Class 2	0.01	(0.05)
Large Cap Growth Portfolio Class 3	0.06	(0.03)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	09/30/08#@
Large Cap Growth Portfolio Class 1	0.00%	0.00%	0.01%	0.00%
Large Cap Growth Portfolio Class 2	0.00	0.00	0.01	0.00
Large Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00

  (3)  Gross custody credit of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(1)		Ratio of net investment income to average net assets(1)		Portfolio turnover
Large Cap Composite Portfolio Class 1
03/31/04	$6.87	$0.02	$2.17	$2.19	$(0.02)	$—	$(0.02)	$9.04	31.85%	$4,838	1.10%		0.28%		78%
03/31/05	9.04	0.07	0.44	0.51	(0.02)	—	(0.02)	9.53	5.66	4,539	1.10		0.74		58
03/31/06	9.53	0.06	0.97	1.03	(0.07)	—	(0.07)	10.49	10.86	3,770	1.10	(2)	0.56	(2)	70
03/31/07	10.49	0.07	1.03	1.10	(0.05)	—	(0.05)	11.54	10.54	3,452	1.10	(2)	0.63	(2)	76
03/31/08	11.54	0.09	(0.51)	(0.42)	(0.08)	(0.46)	(0.54)	10.58	(4.17)	2,553	1.10	(2)	0.72	(2)	93
09/30/08@	10.58	0.04	(1.35)	(1.31)	—	—	—	9.27	(12.38)	1,943	1.10	#(2)	0.79	#(2)	48
Large Cap Composite Portfolio Class 2
03/31/04	6.86	0.01	2.16	2.17	(0.01)	—	(0.01)	9.02	31.58	27,637	1.25		0.13		78
03/31/05	9.02	0.06	0.44	0.50	(0.01)	—	(0.01)	9.51	5.54	29,038	1.25		0.63		58
03/31/06	9.51	0.04	0.97	1.01	(0.06)	—	(0.06)	10.46	10.63	31,059	1.25	(2)	0.42	(2)	70
03/31/07	10.46	0.05	1.04	1.09	(0.04)	—	(0.04)	11.51	10.42	34,285	1.25	(2)	0.49	(2)	76
03/31/08	11.51	0.07	(0.51)	(0.44)	(0.06)	(0.46)	(0.52)	10.55	(4.31)	26,754	1.25	(2)	0.57	(2)	93
09/30/08@	10.55	0.03	(1.34)	(1.31)	—	—	—	9.24	(12.42)	20,074	1.25	#(2)	0.64	#(2)	48
Large Cap Composite Portfolio Class 3
03/31/04	6.86	—	2.15	2.15	—	—	—	9.01	31.39	2,095	1.35		0.03		78
03/31/05	9.01	0.06	0.42	0.48	(0.00)	—	(0.00)	9.49	5.33	7,393	1.35		0.66		58
03/31/06	9.49	0.03	0.98	1.01	(0.05)	—	(0.05)	10.45	10.65	10,919	1.35	(2)	0.33	(2)	70
03/31/07	10.45	0.04	1.04	1.08	(0.03)	—	(0.03)	11.50	10.34	13,780	1.35	(2)	0.39	(2)	76
03/31/08	11.50	0.06	(0.52)	(0.46)	(0.05)	(0.46)	(0.51)	10.53	(4.48)	14,570	1.35	(2)	0.47	(2)	93
09/30/08@	10.53	0.03	(1.34)	(1.31)	—	—	—	9.22	(12.44)	11,762	1.35	#(2)	0.54	#(2)	48

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06	03/31/07	03/31/08	09/30/08#@
Large Cap Composite Portfolio Class 1	0.42%	0.17%	0.12%	(0.08)%	0.18%	0.20%
Large Cap Composite Portfolio Class 2	0.41	0.17	0.11	(0.08)	0.18	0.20
Large Cap Composite Portfolio Class 3	0.43	0.16	0.11	(0.08)	0.19	0.20

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	09/30/08#@
Large Cap Composite Portfolio Class 1	0.00%	0.01%	0.01%	0.01%
Large Cap Composite Portfolio Class 2	0.00	0.01	0.01	0.01
Large Cap Composite Portfolio Class 3	0.00	0.01	0.01	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Large Cap Value Portfolio Class 1
03/31/04	$7.80	$0.12	$2.92	$3.04	$(0.09)	$—	$(0.09)	$10.75	39.01%	$13,865	1.10	%(1)	1.20	%(1)	29%
03/31/05	10.75	0.14	0.86	1.00	(0.09)	—	(0.09)	11.66	9.30	14,815	0.96	(1)	1.26	(1)	32
03/31/06	11.66	0.17	1.26	1.43	(0.12)	(0.07)	(0.19)	12.90	12.31	15,219	0.95	(2)	1.38	(2)	39
03/31/07	12.90	0.20	1.77	1.97	(0.13)	(0.45)	(0.58)	14.29	15.33	17,408	0.90	(2)	1.47	(2)	34
03/31/08	14.29	0.24	(1.03)	(0.79)	(0.17)	(0.54)	(0.71)	12.79	(6.05)	13,278	0.89	(2)	1.64	(2)	37
09/30/08@	12.79	0.13	(1.40)	(1.27)	—	—	—	11.52	(9.93)	10,354	0.88	#(2)	2.03	#(2)	24
Large Cap Value Portfolio Class 2
03/31/04	7.78	0.10	2.92	3.02	(0.07)	—	(0.07)	10.73	38.93	92,112	1.25	(1)	1.04	(1)	29
03/31/05	10.73	0.12	0.86	0.98	(0.07)	—	(0.07)	11.64	9.18	109,563	1.11	(1)	1.11	(1)	32
03/31/06	11.64	0.15	1.25	1.40	(0.10)	(0.07)	(0.17)	12.87	12.09	115,372	1.10	(2)	1.23	(2)	39
03/31/07	12.87	0.18	1.77	1.95	(0.11)	(0.45)	(0.56)	14.26	15.22	129,525	1.05	(2)	1.32	(2)	34
03/31/08	14.26	0.22	(1.04)	(0.82)	(0.14)	(0.54)	(0.68)	12.76	(6.20)	96,771	1.04	(2)	1.49	(2)	37
09/30/08@	12.76	0.12	(1.40)	(1.28)	—	—	—	11.48	(10.03)	73,825	1.03	#(2)	1.88	#(2)	24
Large Cap Value Portfolio Class 3
03/31/04	7.78	0.08	2.93	3.01	(0.07)	—	(0.07)	10.72	38.76	5,528	1.35	(1)	0.87	(1)	29
03/31/05	10.72	0.11	0.86	0.97	(0.06)	—	(0.06)	11.63	9.08	32,460	1.20	(1)	1.03	(1)	32
03/31/06	11.63	0.13	1.26	1.39	(0.09)	(0.07)	(0.16)	12.86	12.00	85,913	1.20	(2)	1.14	(2)	39
03/31/07	12.86	0.16	1.77	1.93	(0.10)	(0.45)	(0.55)	14.24	15.06	189,817	1.15	(2)	1.23	(2)	34
03/31/08	14.24	0.20	(1.03)	(0.83)	(0.13)	(0.54)	(0.67)	12.74	(6.29)	253,167	1.14	(2)	1.42	(2)	37
09/30/08@	12.74	0.11	(1.39)	(1.28)	—	—	—	11.46	(10.05)	274,941	1.13	#(2)	1.80	#(2)	24
Mid Cap Growth Portfolio Class 1
03/31/04	7.68	(0.07)	4.03	3.96	—	—	—	11.64	51.56	15,233	1.15	(1)	(0.74	)(1)	97
03/31/05	11.64	(0.07)	0.64	0.57	—	—	—	12.21	4.90	15,484	1.13	(1)	(0.63	)(1)	81
03/31/06	12.21	(0.02)	3.05	3.03	—	(0.42)	(0.42)	14.82	25.04	14,981	1.04	(2)	(0.18	)(2)	86
03/31/07	14.82	(0.03)	1.00	0.97	—	(1.03)	(1.03)	14.76	6.78	13,109	1.01	(2)	(0.23	)(2)	71
03/31/08	14.76	(0.04)	(0.10)	(0.14)	—	(1.41)	(1.41)	13.21	(2.17)	8,995	1.02	(2)	(0.27	)(2)	68
09/30/08@	13.21	(0.02)	(1.49)	(1.51)	—	—	—	11.70	(11.43)	7,074	1.02	#(2)	(0.25	)#(2)	39
Mid Cap Growth Portfolio Class 2
03/31/04	7.65	(0.09)	4.02	3.93	—	—	—	11.58	51.37	69,968	1.30	(1)	(0.89	)(1)	97
03/31/05	11.58	(0.09)	0.63	0.54	—	—	—	12.12	4.66	77,433	1.28	(1)	(0.78	)(1)	81
03/31/06	12.12	(0.04)	3.04	3.00	—	(0.42)	(0.42)	14.70	24.98	96,349	1.19	(2)	(0.30	)(2)	86
03/31/07	14.70	(0.05)	0.98	0.93	—	(1.03)	(1.03)	14.60	6.55	92,566	1.16	(2)	(0.37	)(2)	71
03/31/08	14.60	(0.06)	(0.10)	(0.16)	—	(1.41)	(1.41)	13.03	(2.34)	74,517	1.17	(2)	(0.42	)(2)	68
09/30/08@	13.03	(0.03)	(1.46)	(1.49)	—	—	—	11.54	(11.44)	57,150	1.17	#(2)	(0.40	)#(2)	39
Mid Cap Growth Portfolio Class 3
03/31/04	7.65	(0.10)	4.01	3.91	—	—	—	11.56	51.11	5,917	1.40	(1)	(1.07	)(1)	97
03/31/05	11.56	(0.09)	0.62	0.53	—	—	—	12.09	4.58	24,891	1.37	(1)	(0.85	)(1)	81
03/31/06	12.09	(0.05)	3.02	2.97	—	(0.42)	(0.42)	14.64	24.79	45,247	1.29	(2)	(0.38	)(2)	86
03/31/07	14.64	(0.07)	0.99	0.92	—	(1.03)	(1.03)	14.53	6.51	58,718	1.26	(2)	(0.46	)(2)	71
03/31/08	14.53	(0.08)	(0.09)	(0.17)	—	(1.41)	(1.41)	12.95	(2.42)	67,692	1.27	(2)	(0.51	)(2)	68
09/30/08@	12.95	(0.03)	(1.46)	(1.49)	—	—	—	11.46	(11.51)	50,868	1.27	#(2)	(0.49	)#(2)	39

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05
Large Cap Value Portfolio Class 1	(0.03)%	(0.00)%
Large Cap Value Portfolio Class 2	(0.03)	(0.00)
Large Cap Value Portfolio Class 3	0.01	(0.00)
Mid Cap Growth Portfolio Class 1	0.03	(0.08)
Mid Cap Growth Portfolio Class 2	0.03	(0.08)
Mid Cap Growth Portfolio Class 3	0.06	(0.08)

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	09/30/08#@
Large Cap Value Portfolio Class 1	0.00%	0.00%	0.00%	0.00%
Large Cap Value Portfolio Class 2	0.00	0.00	0.00	0.00
Large Cap Value Portfolio Class 3	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 1	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 2	0.00	0.00	0.00	0.00
Mid Cap Growth Portfolio Class 3	0.00	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Mid Cap Value Portfolio Class 1
03/31/04	$10.61	$0.10	$4.80	$4.90	$(0.10)	$(0.01)	$(0.11)	$15.40	46.29%	$14,034	1.15	%(1)	0.69	%(1)	50%
03/31/05	15.40	0.12	2.59	2.71	(0.07)	(0.30)	(0.37)	17.74	17.69	15,887	1.03	(1)	0.77	(1)	42
03/31/06	17.74	0.17	2.60	2.77	(0.11)	(1.16)	(1.27)	19.24	15.99	17,245	1.02		0.92		46
03/31/07	19.24	0.16	2.59	2.75	(0.14)	(1.89)	(2.03)	19.96	14.73	16,234	0.97		0.83		46
03/31/08	19.96	0.16	(2.65)	(2.49)	(0.15)	(1.79)	(1.94)	15.53	(13.50)	10,716	0.99	(2)	0.84	(2)	61
09/30/08@	15.53	0.10	(1.61)	(1.51)	—	—	—	14.02	(9.72)	8,227	1.00	#(2)	1.20	#(2)	36
Mid Cap Value Portfolio Class 2
03/31/04	10.59	0.08	4.79	4.87	(0.08)	(0.01)	(0.09)	15.37	46.09	85,682	1.30	(1)	0.53	(1)	50
03/31/05	15.37	0.10	2.58	2.68	(0.05)	(0.30)	(0.35)	17.70	17.52	118,416	1.18	(1)	0.63	(1)	42
03/31/06	17.70	0.14	2.60	2.74	(0.09)	(1.16)	(1.25)	19.19	15.82	124,641	1.17		0.77		46
03/31/07	19.19	0.13	2.57	2.70	(0.11)	(1.89)	(2.00)	19.89	14.50	127,417	1.12		0.68		46
03/31/08	19.89	0.13	(2.64)	(2.51)	(0.12)	(1.79)	(1.91)	15.47	(13.64)	84,364	1.14	(2)	0.68	(2)	61
09/30/08@	15.47	0.08	(1.58)	(1.50)	—	—	—	13.97	(9.70)	65,820	1.15	#(2)	1.05	#(2)	36
Mid Cap Value Portfolio Class 3
03/31/04	10.59	0.05	4.80	4.85	(0.08)	(0.01)	(0.09)	15.35	45.86	5,435	1.40	(1)	0.37	(1)	50
03/31/05	15.35	0.09	2.56	2.65	(0.03)	(0.30)	(0.33)	17.67	17.37	30,602	1.26	(1)	0.58	(1)	42
03/31/06	17.67	0.12	2.60	2.72	(0.07)	(1.16)	(1.23)	19.16	15.74	54,833	1.27		0.69		46
03/31/07	19.16	0.11	2.57	2.68	(0.09)	(1.89)	(1.98)	19.86	14.43	70,308	1.22		0.59		46
03/31/08	19.86	0.11	(2.64)	(2.53)	(0.10)	(1.79)	(1.89)	15.44	(13.75)	100,286	1.24	(2)	0.63	(2)	61
09/30/08@	15.44	0.08	(1.59)	(1.51)	—	—	—	13.93	(9.78)	99,353	1.25	#(2)	0.98	#(2)	36
Small Cap Portfolio Class 1
03/31/04	6.01	(0.04)	2.96	2.92	—	—	—	8.93	48.59	11,129	1.15	(1)	(0.52	)(1)	134
03/31/05	8.93	(0.04)	0.14	0.10	—	—	—	9.03	1.12	9,664	1.15	(1)	(0.48	)(1)	134
03/31/06	9.03	0.00	1.78	1.78	—	(0.08)	(0.08)	10.73	19.82	11,829	1.15	(1)(2)	0.01	(1)(2)	85
03/31/07	10.73	0.01	0.71	0.72	—	(0.48)	(0.48)	10.97	6.82	9,502	1.10	(1)(2)	0.31	(1)(2)	153
03/31/08	10.97	0.01	(1.71)	(1.70)	—	(0.78)	(0.78)	8.49	(16.33)	6,140	1.09	(2)	0.11	(2)	126
09/30/08@	8.49	0.01	(0.51)	(0.50)	—	—	—	7.99	(5.89)	5,294	1.07	#(2)	0.24	#(2)	116
Small Cap Portfolio Class 2
03/31/04	5.99	(0.05)	2.95	2.90	—	—	—	8.89	48.41	62,201	1.30	(1)	(0.67	)(1)	134
03/31/05	8.89	(0.05)	0.13	0.08	—	—	—	8.97	0.90	66,999	1.30	(1)	(0.62	)(1)	134
03/31/06	8.97	(0.01)	1.76	1.75	—	(0.08)	(0.08)	10.64	19.62	79,997	1.30	(1)(2)	(0.15	)(1)(2)	85
03/31/07	10.64	(0.01)	0.70	0.69	—	(0.48)	(0.48)	10.85	6.59	79,374	1.25	(1)(2)	0.16	(1)(2)	153
03/31/08	10.85	0.00	(1.68)	(1.68)	—	(0.78)	(0.78)	8.39	(16.33)	54,909	1.24	(2)	(0.04	)(2)	126
09/30/08@	8.39	0.00	(0.51)	(0.51)	—	—	—	7.88	(6.08)	46,307	1.22	#(2)	0.09	#(2)	116
Small Cap Portfolio Class 3
03/31/04	5.99	(0.05)	2.93	2.88	—	—	—	8.87	48.08	5,609	1.40	(1)	(0.72	)(1)	134
03/31/05	8.87	(0.05)	0.12	0.07	—	—	—	8.94	0.79	25,076	1.40	(1)	(0.66	)(1)	134
03/31/06	8.94	(0.02)	1.76	1.74	—	(0.08)	(0.08)	10.60	19.57	64,565	1.40	(1)(2)	(0.23	)(1)(2)	85
03/31/07	10.60	(0.02)	0.70	0.68	—	(0.48)	(0.48)	10.80	6.52	120,341	1.35	(1)(2)	0.06	(1)(2)	153
03/31/08	10.80	(0.01)	(1.68)	(1.69)	—	(0.78)	(0.78)	8.33	(16.50)	127,947	1.34	(2)	(0.12	)(2)	126
09/30/08@	8.33	0.00	(0.50)	(0.50)	—	—	—	7.83	(6.00)	140,865	1.32	#(2)	0.00	#(2)	116

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06	03/31/07
Mid Cap Value Portfolio Class 1	(0.00)%	(0.02)%	—%	—%
Mid Cap Value Portfolio Class 2	(0.01)	(0.02)	—	—
Mid Cap Value Portfolio Class 3	0.03	(0.01)	—	—
Small Cap Portfolio Class 1	0.06	(0.08)	0.02	0.03
Small Cap Portfolio Class 2	0.06	(0.08)	0.02	0.03
Small Cap Portfolio Class 3	0.08	(0.08)	0.02	0.03

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	09/30/08#@
Mid Cap Value Class 1	—%	—%	0.00%	0.00%
Mid Cap Value Class 2	—	—	0.00	0.00
Mid Cap Value Class 3	—	—	0.00	0.00
Small Cap Portfolio Class 1	0.00	0.03	0.02	0.02
Small Cap Portfolio Class 2	0.00	0.03	0.02	0.02
Small Cap Portfolio Class 3	0.00	0.03	0.02	0.01

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
International Equity Portfolio Class 1
03/31/04	$5.12	$0.04	$2.66	$2.70	$(0.07)	$—	$(0.07)	$7.75	52.92%	$7,794	1.30	%(1)	0.64	%(1)	50%
03/31/05	7.75	0.04	0.83	0.87	(0.10)	—	(0.10)	8.52	11.28	8,650	1.30	(1)	0.57	(1)	84
03/31/06	8.52	0.09	2.11	2.20	(0.05)	(0.14)	(0.19)	10.53	25.99	12,326	1.30	(1)	0.97	(1)	71
03/31/07	10.53	0.13	1.70	1.83	(0.06)	(0.39)	(0.45)	11.91	17.67	14,765	1.29	(1)(4)	1.16	(1)(4)	80
03/31/08	11.91	0.17	(0.58)	(0.41)	(0.11)	(0.71)	(0.82)	10.68	(4.33)	13,015	1.18	(4)	1.38	(4)	83
09/30/08@	10.68	0.18	(2.57)	(2.39)	—	—	—	8.29	(22.38)	9,084	1.15	#(4)	3.35	#(4)	48
International Equity Portfolio Class 2
03/31/04	5.12	0.03	2.65	2.68	(0.06)	—	(0.06)	7.74	52.53	58,220	1.45	(1)	0.45	(1)	50
03/31/05	7.74	0.03	0.83	0.86	(0.09)	—	(0.09)	8.51	11.16	85,852	1.45	(1)	0.41	(1)	84
03/31/06	8.51	0.07	2.12	2.19	(0.04)	(0.14)	(0.18)	10.52	25.86	118,834	1.45	(1)	0.82	(1)	71
03/31/07	10.52	0.11	1.69	1.80	(0.05)	(0.39)	(0.44)	11.88	17.36	154,690	1.44	(1)(4)	1.01	(1)(4)	80
03/31/08	11.88	0.15	(0.57)	(0.42)	(0.09)	(0.71)	(0.80)	10.66	(4.37)	120,816	1.33	(4)	1.25	(4)	83
09/30/08@	10.66	0.17	(2.56)	(2.39)	—	—	—	8.27	(22.42)	80,051	1.30	#(4)	3.18	#(4)	48
International Equity Portfolio Class 3
03/31/04	5.12	0.04	2.63	2.67	(0.06)	—	(0.06)	7.73	52.29	4,277	1.55	(1)	0.66	(1)	50
03/31/05	7.73	0.02	0.83	0.85	(0.08)	—	(0.08)	8.50	11.07	27,288	1.55	(1)	0.28	(1)	84
03/31/06	8.50	0.05	2.12	2.17	(0.03)	(0.14)	(0.17)	10.50	25.66	102,098	1.55	(1)	0.53	(1)	71
03/31/07	10.50	0.09	1.70	1.79	(0.04)	(0.39)	(0.43)	11.86	17.29	218,009	1.54	(1)(4)	0.80	(1)(4)	80
03/31/08	11.86	0.12	(0.56)	(0.44)	(0.08)	(0.71)	(0.79)	10.63	(4.55)	276,852	1.43	(4)	1.04	(4)	83
09/30/08@	10.63	0.15	(2.53)	(2.38)	—	—	—	8.25	(22.39)	260,239	1.40	#(4)	2.99	#(4)	48
Diversified Fixed Income Portfolio Class 1
03/31/04	10.70	0.35	0.19	0.54	(0.27)	—	(0.27)	10.97	5.11	13,922	0.90	(1)	3.15	(1)	109	(2)
03/31/05	10.97	0.39	(0.36)	0.03	(0.33)	(0.01)	(0.34)	10.66	0.22	11,137	0.84		3.57		88	(2)
03/31/06	10.66	0.39	(0.24)	0.15	(0.34)	(0.05)	(0.39)	10.42	1.36 (3)	10,595	0.83		3.67		94
03/31/07	10.42	0.45	0.15	0.60	(0.33)	0.00	(0.33)	10.69	5.81	9,479	0.80		4.19		108
03/31/08	10.69	0.47	0.29	0.76	(0.36)	—	(0.36)	11.09	7.24	7,757	0.82		4.30		118
09/30/08@	11.09	0.21	(0.55)	(0.34)	—	—	—	10.75	(3.07)	6,977	0.80	#	3.81	#	51
Diversified Fixed Income Portfolio Class 2
03/31/04	10.68	0.33	0.19	0.52	(0.25)	—	(0.25)	10.95	4.97	138,125	1.05	(1)	3.01	(1)	109	(2)
03/31/05	10.95	0.37	(0.35)	0.02	(0.32)	(0.01)	(0.33)	10.64	0.07	122,693	0.99		3.42		88	(2)
03/31/06	10.64	0.38	(0.25)	0.13	(0.32)	(0.05)	(0.37)	10.40	1.21 (3)	108,491	0.98		3.52		94
03/31/07	10.40	0.42	0.16	0.58	(0.31)	0.00	(0.31)	10.67	5.66	101,549	0.95		4.05		108
03/31/08	10.67	0.45	0.30	0.75	(0.35)	—	(0.35)	11.07	7.10	114,521	0.97		4.13		118
09/30/08@	11.07	0.20	(0.55)	(0.35)	—	—	—	10.72	(3.16)	103,378	0.95	#	3.66	#	51
Diversified Fixed Income Portfolio Class 3
03/31/04	10.67	0.29	0.22	0.51	(0.25)	—	(0.25)	10.93	4.84	9,120	1.15	(1)	2.99	(1)	109	(2)
03/31/05	10.93	0.34	(0.34)	—	(0.30)	(0.01)	(0.31)	10.62	(0.03)	32,192	1.09		3.31		88	(2)
03/31/06	10.62	0.35	(0.23)	0.12	(0.31)	(0.05)	(0.36)	10.38	1.11 (3)	72,452	1.08		3.44		94
03/31/07	10.38	0.40	0.17	0.57	(0.30)	0.00	(0.30)	10.65	5.57	123,975	1.05		3.96		108
03/31/08	10.65	0.43	0.30	0.73	(0.34)	—	(0.34)	11.04	6.92	202,406	1.07		4.01		118
09/30/08@	11.04	0.19	(0.54)	(0.35)	—	—	—	10.69	(3.17)	214,380	1.05	#	3.56	#	51

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06	03/31/07
International Equity Portfolio Class 1	0.31%	(0.00)%	0.03%	(0.04)%
International Equity Portfolio Class 2	0.30	(0.00)	0.03	(0.04)
International Equity Portfolio Class 3	0.30	(0.00)	0.03	(0.05)
Diversified Fixed Income Portfolio Class 1	(0.03)	—	—	—
Diversified Fixed Income Portfolio Class 2	(0.02)	—	—	—
Diversified Fixed Income Portfolio Class 3	(0.01)	—	—	—

  (2)  Portfolio turnover includes paydowns on securities. Previously, portfolio turnover was calculated prior to including paydowns on securities and was as follows:

	2004	2005
Diversified Fixed Income Portfolio	106%	82%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions

  (4)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	09/30/08#@
International Equity Portfolio Class 1	0.00%	0.00%	0.00%
International Equity Portfolio Class 2	0.00	0.00	0.00
International Equity Portfolio Class 3	0.00	0.00	0.00

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Strategic Fixed Income Portfolio Class 3
02/14/05- 03/31/05†	$10.00	$0.04	$(0.38)	$(0.34)	$—	$—	$—	$9.66	(3.40)%		$17,193	1.55	%#(1)	3.59	%#(1)	5%
03/31/06	9.66	0.48	0.23	0.71	(0.29)	(0.01)	(0.30)	10.07	7.45		48,116	1.47	(1)	4.59	(1)(2)	42
03/31/07	10.07	0.52	0.29	0.81	(0.38)	(0.01)	(0.39)	10.49	8.07		97,104	1.21	(2)	5.21	(2)	91
03/31/08	10.49	0.57	(0.59)	(0.02)	(0.53)	(0.06)	(0.59)	9.88	(0.29)		130,564	1.26	(2)	5.59	(2)	102
09/30/08@	9.88	0.27	(0.65)	(0.38)	—	—	—	9.50	(3.85)		137,055	1.21	#	5.51	#	52
Cash Management Portfolio Class 1
03/31/04	10.84	0.04	—	0.04	(0.09)	—	(0.09)	10.79	0.37		7,384	0.80	(1)	0.33	(1)	—
03/31/05	10.79	0.11	0.00	0.11	(0.04)	—	(0.04)	10.86	0.99		4,637	0.71	(1)	0.95	(1)	—
03/31/06	10.86	0.35	(0.01)	0.34	(0.13)	—	(0.13)	11.07	3.13		4,927	0.63	(1)(2)	3.11	(1)(2)	—
03/31/07	11.07	0.52	0.01	0.53	(0.29)	0.00	(0.29)	11.31	4.79	(3)	6,967	0.56		4.68		—
03/31/08	11.31	0.50	(0.10)	0.40	(0.48)	—	(0.48)	11.23	3.56		9,459	0.56		4.40		—
09/30/08@	11.23	0.12	(0.08)	0.04	—	—	—	11.27	0.36		11,147	0.55	#	2.09	#	—
Cash Management Portfolio Class 2
03/31/04	10.82	0.02	—	0.02	(0.07)	—	(0.07)	10.77	0.22		54,276	0.95	(1)	0.18	(1)	—
03/31/05	10.77	0.09	0.00	0.09	(0.02)	—	(0.02)	10.84	0.84		47,494	0.86	(1)	0.82	(1)	—
03/31/06	10.84	0.33	(0.01)	0.32	(0.11)	—	(0.11)	11.05	2.98		38,397	0.78	(1)(2)	2.93	(1)(2)	—
03/31/07	11.05	0.51	0.00	0.51	(0.27)	0.00	(0.27)	11.29	4.64	(3)	51,617	0.70		4.55		—
03/31/08	11.29	0.48	(0.10)	0.38	(0.46)	—	(0.46)	11.21	3.41		65,845	0.71		4.25		—
09/30/08@	11.21	0.11	(0.08)	0.03	—	—	—	11.24	0.27		90,960	0.70	#	1.94	#	—
Cash Management Portfolio Class 3
03/31/04	10.82	0.01	—	0.01	(0.07)	—	(0.07)	10.76	0.09		6,224	1.05	(1)	0.06	(1)	—
03/31/05	10.76	0.09	(0.01)	0.08	(0.01)	—	(0.01)	10.83	0.74		12,284	0.97	(1)	0.82	(1)	—
03/31/06	10.83	0.32	(0.01)	0.31	(0.10)	—	(0.10)	11.04	2.88		21,357	0.87	(1)(2)	2.95	(1)(2)	—
03/31/07	11.04	0.49	0.01	0.50	(0.26)	0.00	(0.26)	11.28	4.55	(3)	49,737	0.81		4.46		—
03/31/08	11.28	0.49	(0.12)	0.37	(0.45)	—	(0.45)	11.20	3.32		53,210	0.81		4.27		—
09/30/08@	11.20	0.10	(0.08)	0.02	—	—	—	11.22	0.18		87,095	0.80	#	1.83	#	—

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  †  Commencement of Operations

  @  Unaudited

  (1)  Net of the following expense reimbursements, waivers and (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06
Strategic Fixed Income Portfolio Class 3	—%	1.41%	(0.09)%
Cash Management Portfolio Class 1	(0.03)	0.00	0.03
Cash Management Portfolio Class 2	(0.03)	0.00	0.03
Cash Management Portfolio Class 3	(0.01)	0.00	0.03

  (2)  Gross of Custody Credits of 0.01%

  (3)  The Portfolio's performance figure was increased by less than 0.01% from reimbursements for losses realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus Growth Portfolio Class 1
03/31/04	$5.49	$(0.05)	$2.48	$2.43	$—	$—	$—	$7.92	44.26%	$8,170	1.30	%(1)	(0.66	)%(1)	90%
03/31/05	7.92	0.00	(0.32)	(0.32)	—	—	—	7.60	(4.04)	6,504	1.30	(1)	0.03	(1)	200
03/31/06	7.60	(0.05)	1.55	1.50	—	—	—	9.10	19.74	7,907	1.17	(1)(2)	(0.59	)(1)(2)	102
03/31/07	9.10	(0.03)	0.05	0.02	—	—	—	9.12	0.22	4,423	1.11	(1)(2)(3)	(0.30	)(1)(2)(3)	120
03/31/08	9.12	(0.04)	0.34	0.30	—	—	—	9.42	3.29	3,387	1.13	(2)	(0.35	)(2)	126
09/30/08@	9.42	(0.01)	(1.79)	(1.80)	—	—	—	7.62	(19.11)	2,428	1.13	#(2)	(0.29	)#(2)	123
Focus Growth Portfolio Class 2
03/31/04	5.47	(0.06)	2.47	2.41	—	—	—	7.88	44.06	68,443	1.45	(1)	(0.81	)(1)	90
03/31/05	7.88	(0.01)	(0.32)	(0.33)	—	—	—	7.55	(4.19)	67,731	1.45	(1)	(0.10	)(1)	200
03/31/06	7.55	(0.06)	1.54	1.48	—	—	—	9.03	19.60	73,281	1.32	(1)(2)	(0.74	)(1)(2)	102
03/31/07	9.03	(0.04)	0.04	0.00	—	—	—	9.03	0.00	62,866	1.25	(1)(2)(3)	(0.48	)(1)(2)(3)	120
03/31/08	9.03	(0.05)	0.34	0.29	—	—	—	9.32	3.21	58,266	1.29	(2)	(0.50	)(2)	126
09/30/08@	9.32	(0.02)	(1.77)	(1.79)	—	—	—	7.53	(19.21)	40,664	1.28	#(2)	(0.44	)#(2)	123
Focus Growth Portfolio Class 3
03/31/04	5.47	(0.05)	2.45	2.40	—	—	—	7.87	43.88	6,775	1.55	(1)	(0.75	)(1)	90
03/31/05	7.87	(0.00)	(0.34)	(0.34)	—	—	—	7.53	(4.32)	21,909	1.55	(1)	(0.07	)(1)	200
03/31/06	7.53	(0.07)	1.54	1.47	—	—	—	9.00	19.52	39,589	1.41	(1)(2)	(0.81	)(1)(2)	102
03/31/07	9.00	(0.05)	0.04	(0.01)	—	—	—	8.99	(0.11)	52,391	1.35	(1)(2)(3)	(0.59	)(1)(2)(3)	120
03/31/08	8.99	(0.06)	0.34	0.28	—	—	—	9.27	3.11	54,728	1.39	(2)	(0.61	)(2)	126
09/30/08@	9.27	(0.03)	(1.76)	(1.79)	—	—	—	7.48	(19.31)	39,729	1.38	#(2)	(0.54	)#(2)	123

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06	03/31/07
Focus Growth Portfolio Class 1	0.05%	(0.09)%	(0.03)%	0.00%
Focus Growth Portfolio Class 2	0.05	(0.09)	(0.03)	0.00
Focus Growth Portfolio Class 3	0.08	(0.09)	(0.03)	0.00

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/06	03/31/07	03/31/08	09/30/08#@
Focus Growth Portfolio Class 1	0.00%	0.01%	0.01%	0.00%
Focus Growth Portfolio Class 2	0.00	0.01	0.01	0.00
Focus Growth Portfolio Class 3	0.00	0.01	0.01	0.00

  (3)  Gross of custody credit of 0.01%.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**		Net Assets end of period (000's)	Ratio of expenses to average net assets		Ratio of net investment income to average net assets		Portfolio turnover
Focus TechNet Portfolio Class 2
03/31/04	$2.84	$(0.07)	$2.30	$2.23	$—	$—	$—	$5.07	78.52%		$31,718	1.65	%(1)	(1.55	)%(1)	183%
03/31/05	5.07	(0.06)	0.01	(0.05)	—	—	—	5.02	(0.99)		27,909	1.65	(1)	(1.16	)(1)	155
03/31/06	5.02	(0.08)	1.48	1.40	—	—	—	6.42	27.89		36,331	1.65	(1)	(1.31	)(1)	116
03/31/07	6.42	(0.08)	(0.03)	(0.11)	—	(0.21)	(0.21)	6.10	(1.76)		24,613	1.65	(1)	(1.37	)(1)	81
03/31/08	6.10	(0.09)	(0.26)	(0.35)	—	—	—	5.75	(5.74)		20,978	1.59	(1)(2)	(1.31	)(1)(2)	156
09/30/08@	5.75	(0.04)	(0.34)	(0.38)	—	—	—	5.37	(6.61)		16,800	1.50	#(1)(2)	(1.29	)#(1)(2)	62
Focus TechNet Portfolio Class 3
03/31/04	2.84	(0.07)	2.30	2.23	—	—	—	5.07	78.52		3,830	1.75	(1)	(1.70	)(1)	183
03/31/05	5.07	(0.06)	0.00	(0.06)	—	—	—	5.01	(1.18)		11,321	1.75	(1)	(1.15	)(1)	155
03/31/06	5.01	(0.08)	1.47	1.39	—	—	—	6.40	27.74		19,386	1.75	(1)	(1.41	)(1)	116
03/31/07	6.40	(0.09)	(0.03)	(0.12)	—	(0.21)	(0.21)	6.07	(1.92)		18,436	1.75	(1)	(1.47	)(1)	81
03/31/08	6.07	(0.09)	(0.26)	(0.35)	—	—	—	5.72	(5.77)		19,501	1.68	(1)(2)	(1.40	)(1)(2)	156
09/30/08@	5.72	(0.04)	(0.34)	(0.38)	—	—	—	5.34	(6.64)		15,313	1.60	#(1)(2)	(1.39	)#(1)(2)	62
Focus Growth and Income Portfolio Class 2
03/31/04	6.78	(0.03)	2.53	2.50	—	—	—	9.28	36.87		49,277	1.45	(1)	(0.35	)(1)	84
03/31/05	9.28	0.02	0.03	0.05	—	—	—	9.33	0.54		49,049	1.45	(1)	0.18	(1)	77
03/31/06	9.33	0.09	1.21	1.30	(0.02)	—	(0.02)	10.61	13.96		48,297	1.42	(1)	0.94	(1)	164
03/31/07	10.61	0.06	1.49	1.55	(0.10)	(0.55)	(0.65)	11.51	14.68		52,060	1.30	(1)	0.58	(1)	151
03/31/08	11.51	0.02	(0.98)	(0.96)	(0.06)	(1.59)	(1.65)	8.90	(10.66)		38,215	1.33	(2)	0.17	(2)	248
09/30/08@	8.90	0.02	(0.69)	(0.67)	—	—	—	8.23	(7.53)		29,393	1.30	#(2)	0.47	#(2)	89
Focus Growth and Income Portfolio Class 3
03/31/04	6.78	(0.03)	2.52	2.49	—	—	—	9.27	36.73		6,855	1.55	(1)	(0.35	)(1)	84
03/31/05	9.27	0.01	0.02	0.03	—	—	—	9.30	0.32		22,063	1.55	(1)	0.16	(1)	77
03/31/06	9.30	0.08	1.21	1.29	(0.01)	—	(0.01)	10.58	13.90		27,151	1.52	(1)	0.85	(1)	164
03/31/07	10.58	0.05	1.49	1.54	(0.09)	(0.55)	(0.64)	11.48	14.63		34,685	1.39	(1)	0.47	(1)	151
03/31/08	11.48	0.01	(0.97)	(0.96)	(0.05)	(1.59)	(1.64)	8.88	(10.68)		32,826	1.43	(2)	0.06	(2)	248
09/30/08@	8.88	0.02	(0.70)	(0.68)	—	—	—	8.20	(7.66)		25,894	1.40	#(2)	0.37	#(2)	89
Focus Value Portfolio Class 2
03/31/04	8.77	0.15	4.19	4.34	—	—	—	13.11	49.49		49,022	1.45	(1)	1.34	(1)	165
03/31/05	13.11	0.05	1.45	1.50	(0.09)	(0.69)	(0.78)	13.83	11.66		67,250	1.45	(1)	0.36	(1)	130
03/31/06	13.83	0.06	1.97	2.03	(0.01)	(0.60)	(0.61)	15.25	14.92		73,413	1.39	(1)	0.45	(1)	152
03/31/07	15.25	0.17	2.83	3.00	(0.05)	(0.37)	(0.42)	17.83	19.78		86,877	1.27	(1)(2)	1.01	(1)(2)	70
03/31/08	17.83	0.23	(1.13)	(0.90)	(0.14)	(1.82)	(1.96)	14.97	(6.29	)(3)	69,468	1.27	(2)	1.28	(2)	87
09/30/08@	14.97	0.07	(1.95)	(1.88)	—	—	—	13.09	(12.56)		51,320	1.26	#(2)	0.97	#(2)	44
Focus Value Portfolio Class 3
03/31/04	8.77	0.09	4.23	4.32	—	—	—	13.09	49.26		4,494	1.55	(1)	0.87	(1)	165
03/31/05	13.09	0.03	1.46	1.49	(0.08)	(0.69)	(0.77)	13.81	11.58		21,657	1.55	(1)	0.25	(1)	130
03/31/06	13.81	0.05	1.96	2.01	—	(0.60)	(0.60)	15.22	14.78		41,737	1.48	(1)	0.37	(1)	152
03/31/07	15.22	0.15	2.84	2.99	(0.04)	(0.37)	(0.41)	17.80	19.72		73,769	1.36	(1)(2)	0.91	(1)(2)	70
03/31/08	17.80	0.21	(1.12)	(0.91)	(0.13)	(1.82)	(1.95)	14.94	(6.38	)(3)	88,961	1.38	(2)	1.19	(2)	87
09/30/08@	14.94	0.06	(1.95)	(1.89)	—	—	—	13.05	(12.65)		83,754	1.36	#(2)	0.88	#(2)	44

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total return would have been lower for each period presented. Total return does include expense reimbursement and reductions.

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/04	03/31/05	03/31/06	03/31/07	03/31/08	09/30/08#@
Focus TechNet Portfolio Class 2	0.52%	0.17%	(0.06)%	0.06%	0.03%	0.11%
Focus TechNet Portfolio Class 3	0.52	0.19	(0.07)	0.06	0.04	0.11
Focus Growth and Income Portfolio Class 2	0.25	(0.01)	(0.10)	0.00	—	—
Focus Growth and Income Portfolio Class 3	0.27	(0.01)	(0.10)	0.00	—	—
Focus Value Portfolio Class 2	0.25	(0.02)	(0.07)	0.00	—	—
Focus Value Portfolio Class 3	0.27	(0.02)	(0.07)	0.00	—	—

  (2)  Excludes expense reductions. If these expense reductions had been applied, the ratio of expenses to average net assets would have been lower and the ratio of net investment income (loss) to average net assets would have been higher by the following:

	03/31/07	03/31/08	09/30/08#@
Focus TechNet Portfolio Class 2	—%	0.01%	0.02%
Focus TechNet Portfolio Class 3	—	0.01	0.02
Focus Growth and Income Portfolio Class 2	—	0.04	0.02
Focus Growth and Income Portfolio Class 3	—	0.05	0.02
Focus Value Portfolio Class 2	0.00	0.02	0.01
Focus Value Portfolio Class 3	0.00	0.02	0.01

  (3)  The Portfolio's performance figure was increased by 0.56% from gains realized on the disposal of investments in violation of investment restrictions.

See Notes to Financial Statements

SEASONS SERIES TRUST
FINANCIAL HIGHLIGHTS — (continued)

Selected data for a share of beneficial interest outstanding throughout each period

Period ended	Net Asset Value beginning of period	Net investment income (loss)*	Net realized & unrealized gain (loss) on investments	Total from investment operations	Dividends declared from net invest- ment income	Dividends from net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return**	Net Assets end of period (000's)	Ratio of expenses to average net assets(2)		Ratio of net investment income to average net assets(2)		Portfolio turnover
Allocation Growth Portfolio Class 3
02/14/05- 03/31/05†	$10.00	$(0.00)	$(0.15)	$(0.15)	$—	$—	$—	$9.85	(1.50)%	$5,308	0.35	%#(1)	(0.35	)%#(1)	1%
03/31/06	9.85	0.02	1.62	1.64	(0.05)	(0.01)	(0.06)	11.43	16.61	63,384	0.34	(1)(3)	0.21	(1)(3)	24
03/31/07	11.43	0.04	1.26	1.30	—	(0.05)	(0.05)	12.68	11.36	180,221	0.14	(1)(4)	0.38	(1)(4)	9
03/31/08	12.68	0.16	(0.85)	(0.69)	(0.13)	(0.22)	(0.35)	11.64	(5.68)	195,554	0.16		0.52		19
09/30/08@	11.64	(0.01)	(1.56)	(1.57)	—	—	—	10.07	(13.49)	160,410	0.16	#	(0.16	)#	10
Allocation Moderate Growth Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.17)	(0.17)	—	—	—	9.83	(1.70)	3,314	0.35	#(1)	(0.35	)#(1)	5
03/31/06	9.83	0.08	1.34	1.42	(0.09)	(0.01)	(0.10)	11.15	14.40	99,205	0.28	(3)	0.82	(3)	21
03/31/07	11.15	0.10	1.08	1.18	—	(0.04)	(0.04)	12.29	10.62	259,625	0.13	(1)(4)	0.89	(1)(4)	11
03/31/08	12.29	0.34	(0.80)	(0.46)	(0.12)	(0.16)	(0.28)	11.55	(3.98)	428,731	0.14	(4)	1.15	(4)	13
09/30/08@	11.55	(0.01)	(1.37)	(1.38)	—	—	—	10.17	(11.95)	491,885	0.15	#	(0.15	)#	11
Allocation Moderate Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.15)	(0.15)	—	—	—	9.85	(1.50)	3,388	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.85	0.15	1.02	1.17	(0.11)	(0.03)	(0.14)	10.88	11.93	69,582	0.31	(1)(3)	1.12	(1)(3)	29
03/31/07	10.88	0.15	0.92	1.07	—	(0.05)	(0.05)	11.90	9.82	169,941	0.14	(1)(4)	1.38	(1)(4)	17
03/31/08	11.90	0.49	(0.75)	(0.26)	(0.15)	(0.21)	(0.36)	11.28	(2.46)	236,123	0.16		1.70		24
09/30/08@	11.28	(0.01)	(1.15)	(1.16)	—	—	—	10.12	(10.28)	246,291	0.16	#	(0.16	)#	14
Allocation Balanced Portfolio Class 3
02/14/05- 03/31/05†	10.00	(0.00)	(0.14)	(0.14)	—	—	—	9.86	(1.40)	3,958	0.35	#(1)	(0.35	)#(1)	0
03/31/06	9.86	0.14	0.54	0.68	(0.14)	(0.09)	(0.23)	10.54	9.29	40,900	0.35	(1)(3)	1.42	(1)(3)	67
03/31/07	10.54	0.18	0.76	0.94	—	(0.09)	(0.09)	11.39	8.89	82,257	0.19	(1)(4)	1.66	(1)(4)	15
03/31/08	11.39	0.24	(0.32)	(0.08)	(0.15)	(0.15)	(0.30)	11.01	(0.81)	122,746	0.19		2.09		23
09/30/08@	11.01	(0.01)	(0.95)	(0.96)	—	—	—	10.05	(8.72)	136,634	0.17	#	(0.17	)#	11

  *  Calculated based upon average shares outstanding

  **  Total return is not annualized and does not reflect expenses that apply to the separate accounts of the Life Companies. If such expenses had been included, total returns would have been lower for each period presented. Total return does include expense reimbursements and reductions.

  †  Commencement of Operations

  #  Annualized

  @  Unaudited

  (1)  Net of the following expense reimbursements (recoupments) (based on average net assets):

	03/31/05#	03/31/06	03/31/07
Allocation Growth Portfolio Class 3	4.37%	(0.05)%	0.00%
Allocation Moderate Growth Portfolio Class 3	5.58	—	0.00
Allocation Moderate Portfolio Class 3	5.32	(0.04)	0.00
Allocation Balanced Portfolio Class 3	5.45	0.00	0.02

  (2)  Does not include underlying fund expenses that the Portfolios bear indirectly.

  (3)  Gross of Custody Credits of 0.02%, 0.02%, 0.01% and 0.01% for Allocation Growth, Allocation Moderate Growth, Allocation Moderate and Allocation Balanced Portfolios.

  (4)  Gross of Custody Credits of 0.01%

See Notes to Financial Statements

SEASONS SERIES TRUST

VOTING PROXIES ON TRUST PORTFOLIO SECURITIES

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to securities held in the Trust's Portfolios which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 445-SUN2. This information is also available from the EDGAR database on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PROXY VOTING RECORD ON TRUST PORTFOLIO SECURITIES

Information regarding how Seasons Series Trust Portfolios voted proxies related to securities held in Seasons Series Trust Portfolios during the most recent twelve month period ended June 30 is available, once filed with the U.S. Securities and Exchange Commission, without charge, upon request, by calling (800) 445-SUN2 or on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

DISCLOSURE OF QUARTERLY PORTFOLIO HOLDINGS

The Trust is required to file its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission for its first and third fiscal quarters on Form N-Q. The Trust's Forms N-Q are available on the U.S. Securities and Exchange Commission's website at www.sec.gov. You can also review and obtain copies of the Forms N-Q at the U.S. Securities and Exchange Commission's Public Reference Room in Washington, DC (information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330).

This report is submitted solely for the general information of shareholders of the Trust. Distribution of this report to persons other than shareholders of the Trust is authorized only in connection with a currently effective prospectus, setting forth details of the Trust, which must precede or accompany this report.

The accompanying report has not been audited by independent accountants and accordingly no opinion has been expressed thereon.

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1 SunAmerica Center
Los Angeles, CA 90067-6022

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SANTA ANA, CA

PERMIT 15

J-1906-SAR.5 (11/08)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

Included in Item 1 to the Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407)(as required by 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item 10.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Not applicable.

(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) and Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Seasons Series Trust

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John T. Genoy
John T. Genoy
President
Date: December 8, 2008

By:	/s/ Donna M. Handel
Donna M. Handel
Treasurer
Date: December 8, 2008